UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21265

PowerShares Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

301 W. Roosevelt Road Wheaton, IL			60187
(Address of principal executive offices)			(Zip code)

H. Bruce Bond Chairman and Chief Executive Officer 301 W. Roosevelt Road Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-983-0903

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2007

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

2007 Semi-Annual Report to Shareholders

31 October 2007

PowerShares Dynamic Market Portfolio

PowerShares Dynamic OTC Portfolio

PowerShares Dynamic MagniQuant Portfolio

PowerShares FTSE RAFI US 1000 Portfolio

Shareholder Letter	2

The Market Environment	3

Manager's Analysis	4

Funds' Distribution History	12

Frequency Distribution of Discounts & Premiums	14

Fees and Expenses	16

Broad Market Portfolios

Schedules of Investments

PowerShares Dynamic Market Portfolio	17

PowerShares Dynamic OTC Portfolio	19

PowerShares Dynamic MagniQuant Portfolio	21

PowerShares FTSE RAFI US 1000 Portfolio	24

Statements of Assets and Liabilities	36

Statements of Operations	37

Statements of Changes in Net Assets	38

Financial Highlights	40

Notes to Financial Statements	42

Supplemental Information	50

My Fellow Investors,

It is exciting to report to you on the recent results of the growing family of PowerShares Exchange-Traded Funds and to express my gratitude for you confidence in and support of PowerShares Capital Management LLC.

PowerShares ETFs have continued to experience excellent growth over the past six months. We have added 24 new funds which are trading on US stock exchanges. Our sister company, PowerShares Capital Management – Ireland has launched 13 new funds trading on five European exchanges. This brings our total offering to 105 ETFs at year end and growing total assets under management to over $14 billion.

On behalf of PowerShares and the Board of Trustees for the PowerShares Exchange-Traded Fund Trust, I am grateful for your participation in our family of ETFs. We look forward to serving you in the future.

Highest Regards,

H. Bruce Bond

President and Chairman of the Board of Trustees
PowerShares Exchange-Traded Fund Trust

2

The Market Environment

The major U.S. markets were volatile during the six month reporting period ending October 31, 2007. The S&P 500® Index was up 5.48%, the Dow Jones Industrial Average was up 7.78% and the NASDAQ ended up 13.68%, each hitting their yearly highs during this period. The volatility in the markets was due primarily in response to the deteriorating housing market, the sub-prime crisis, declining dollar vs. major currencies, rising demand in commodities (gold hitting record highs) and the rising price of oil. With the increased volatility in the markets, growth stocks outperformed value stocks. The overall economy remained stable but consumer sentiment began to worsen as uncertainty and volatility in the markets heightened throughout the period. During the September 18th policy meeting, the Federal Reserve took aggressive steps by unanimously voting to cut both the target funds rate and overnight discount rate by 50 bps to help ease pressure on the financial markets and to shield the economy from a potential recession and turmoil caused by the uncertainty of how far reaching the sub-prime crisis would spread. The target funds rate moved from 5.25 to 4.75%, the first cut in four years, and the discount rate moved from 5.75 to 5.25%. The credit crisis, declining dollar, gold reaching new highs and oil nearing $90 per barrel, continue to put pressure on the overall economy which led to fear of inflation and whether a recession was in the near future.

3

Manager's Analysis

PowerShares Dynamic Market Portfolio (ticker: PWC)

The PowerShares Dynamic Market Portfolio returned 0.36% over the reporting period, while the S&P 500® Index returned 5.49%. The Fund outperformed the market in financials, but heavily underperformed the technology sector. Benefiting from the right allocation of financial stocks, the Fund outperformed the market in this sector by owning insurance companies but not holding diversified financials or commercial banks which were hit more heavily by the sub-prime meltdown. However, the absence of the large growth companies within technology hampered returns. The Fund didn't hold Apple, Google or Cisco and was underallocated in Microsoft.

The PowerShares Dynamic Market Portfolio bases its stock selection, portfolio management, and asset allocation decisions on an enhanced index called the Dynamic Market IntellidexSM Index. The Fund utilized a direct index replication method during the reporting period (less fees and expenses).

The Index's investment decisions are derived from a proprietary methodology which incorporates some of the most technically advanced and robust institutional investment research available in the marketplace today.

Domestic companies are evaluated for inclusion in the index across numerous investment criteria including, fundamentals, valuation, timeliness and risk perspectives, providing a comprehensive determination of company's overall investment potential. Securities identified by the criteria that possess the greatest capital appreciation potential are selected for the index and incorporated by the portfolio manager.

Sector Breakdown (% of the Fund's

Net Assets) as of 31 October 2007

Financials	18.2
Information Technology	15.8
Consumer Discretionary	12.0
Industrials	11.6
Energy	11.4
Health Care	11.4
Consumer Staples	8.2
Materials	4.0
Utilities	3.9
Telecommunications Services	3.4
Other	0.1

Style Allocation (%)

as of 31 October 2007

Mid-Cap Value	35.2
Large-Cap Value	27.6
Mid-Cap Growth	15.6
Large-Cap Growth	13.2
Small-Cap Value	5.5
Small-Cap Growth	2.9

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 31 October 2007

Security
Noble Energy, Inc.	4.6
Chevron Corp.	3.7
Altria Group, Inc.	3.0
Deere & Co.	2.9
Republic Services, Inc.	2.8
Owens-Illinois, Inc.	2.8
Kellogg Co.	2.7
Constellation Energy Group, Inc.	2.7
Rockwell Automation, Inc.	2.5
Principal Financial Group, Inc.	2.4
Total	30.1

4

Manager's Analysis (Continued)

PowerShares Dynamic Market Portfolio (ticker: PWC)

Fund Performance History (%)     As of 31 October 2007

Index

		Avg. Ann.†		Fund Inception
	6 Month	1 Year	3 Year	Avg. Ann.†	Cumulative
Dynamic Market IntellidexSM Index	0.55	10.60	14.90	17.70	108.71
S&P 500® Index	5.49	14.56	13.16	14.38	83.42
Russell 3000® Index	5.17	14.53	13.81	15.32	90.35

Fund

NAV Return	0.36	10.12	14.46	17.08	103.33
Share Price Return	0.24	10.01	14.44	17.02	102.96

Fund Inception: 1 May 2003

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 0.62%. In the Financial Highlights section of this Semi-Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.59% while the Fund's gross annualized total operating expense ratio was 0.60%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500® Index and the Russell 3000® Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 500 and 2,918 common stocks, respectively.

† Average annualized.

5

Manager's Analysis

PowerShares Dynamic OTC Portfolio (ticker: PWO)

The PowerShares Dynamic OTC Portfolio returned 4.43% over the reporting period, while the NASDAQ Composite Index returned 13.23%. The Fund suffered under-performance to the NASDAQ Composite by being under-allocated to large cap growth stocks, namely Microsoft, Google, Apple and Research in Motion. The under-performance in these names was mainly due to the portfolio construction, which restricts overweighting one particular stock. This construction strategy protects the Fund on the downside. On the flip side, the Fund enjoyed success in the model's stock selection within the health care sector. Within the health care sector, equipment services stock Dade Behring and Express Scripts had solid performance. An underweighting in pharmaceuticals and biotech stocks, particularly Amgen, aided the Fund as well, as these stocks underperformed during the period.

The PowerShares Dynamic OTC Portfolio bases its stock selection, portfolio management, and asset allocation decisions on an enhanced index called the Dynamic OTC IntellidexSM Index. The Fund utilized a direct index replication method during the reporting period (less fees and expenses). The index's investment decisions are derived from a proprietary methodology which incorporates some of the most technically advanced and robust institutional investment research available in the marketplace today.

Domestic NASDAQ companies are evaluated for inclusion in the index across numerous investment criteria including, fundamentals, valuation, timeliness and risk perspectives, providing a comprehensive determination of company's overall investment potential. Securities identified by the criteria that possess the greatest capital appreciation potential are selected for the index and incorporated by the portfolio manager.

Sector Breakdown (% of the Fund's

Net Assets) as of 31 October 2007

Information Technology	53.9
Consumer Discretionary	13.7
Health Care	11.9
Financials	8.6
Industrials	5.7
Consumer Staples	2.4
Telecommunications Services	1.7
Energy	1.2
Materials	0.9
Other	0.0

Style Allocation (%)

as of 31 October 2007

Mid-Cap Growth	30.8
Large-Cap Growth	22.0
Small-Cap Value	14.7
Small-Cap Growth	14.4
Mid-Cap Value	12.9
Large-Cap Value	5.2

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 31 October 2007

Security
BEA Systems, Inc.	4.1
Fiserv, Inc.	3.5
Adobe Systems, Inc.	3.3
Oracle Corp.	3.2
Dell, Inc.	3.2
Apollo Group, Inc.	3.2
eBay, Inc.	3.1
Autodesk, Inc.	3.1
Intel Corp.	3.1
Nividia Corp.	3.1
Total	32.9

6

Manager's Analysis (Continued)

PowerShares Dynamic OTC Portfolio (ticker: PWO)

Fund Performance History (%)     As of 31 October 2007

Index

		Avg. Ann.†		Fund Inception
	6 Month	1 Year	3 Year	Avg. Ann.†	Cumulative
Dynamic OTC IntellidexSM Index	4.65	12.18	13.25	17.46	106.82
NASDAQ Composite Index	13.23	20.81	13.12	15.83	94.16
NASDAQ-100 Index	20.12	29.82	15.12	17.16	104.43

Fund

NAV Return	4.43	11.59	12.80	16.83	101.43
Share Price Return	4.38	11.61	12.82	16.78	101.13

Fund Inception: 1 May 2003

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 0.68%. In the Financial Highlights section of this Semi-Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.60% while the Fund's gross annualized total operating expense ratio was 0.65%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The NASDAQ Composite Index and the NASDAQ-100 Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 3,087 and 100 common stocks, respectively.

† Average annualized.

7

Manager's Analysis

PowerShares Dynamic MagniQuant Portfolio (ticker: PIQ)

The PowerShares Dynamic MagniQuant Portfolio returned 1.25% during the reporting period while the S&P 500® Index returned 5.49% and the S&P 500® Equal Weight Index returned 0.36%. The Fund is equal-weighted itself and so it compares more closely to the latter index, though both equal-weighted indexes are designed to appreciate greater in the long-term than the former, market cap-weighted index. As expected, then, the Fund's performance suffered from a low allocation to large cap stocks, but performance was aided by its mid cap allocation.

The Fund experienced drag on its performance from poor-performing technology stocks CMGI, Compuware and Brocade and by not holding the super-performing Apple. Performance was aided by under-allocation to commercial banks within the financials sector and over-allocation to healthy performing capital market stocks Eaton Vance, A.G. Edwards and T. Rowe Price. The Fund had no exposure to poor-performing E*Trade, Bear Stearns, Legg Mason, and Morgan Stanley.

The PowerShares Dynamic MagniQuant Portfolio bases its stock selection, portfolio management, and asset allocation decisions on an enhanced index called the Dynamic Top 200 IntellidexSM Index. The Fund utilized a direct index replication method during the reporting period (less fees and expenses).

The index's investment decisions are derived from a proprietary methodology which incorporates some of the most technically advanced and robust institutional investment research available in the marketplace today. Domestic companies are evaluated for inclusion in the index across numerous investment criteria including, fundamentals, valuation, timeliness and risk perspectives, providing a comprehensive determination of company's overall investment potential. Securities identified by the criteria that possess the greatest capital appreciation potential are selected for the index and incorporated by the portfolio manager.

Sector Breakdown (% of the Fund's

Net Assets) as of 31 October 2007

Financials	27.7
Industrials	21.1
Consumer Discretionary	11.3
Information Technology	9.6
Materials	8.4
Health Care	7.9
Energy	7.2
Consumer Staples	3.4
Telecommunications Services	1.8
Utilities	1.6
Other	0.0

Style Allocation (%)

as of 31 October 2007

Mid-Cap Value	38.9
Mid-Cap Growth	18.3
Large-Cap Value	16.2
Small-Cap Value	14.3
Large-Cap Growth	8.7
Small-Cap Growth	3.6

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 31 October 2007

Security
Terra Industries, Inc.	0.7
CF Industries Holdings, Inc.	0.7
Eaton Vance Corp.	0.6
State Street Corp.	0.6
Comtech Telecommunications Corp.	0.6
Noble Energy, Inc.	0.6
McDermott International, Inc. (Panama)	0.6
AK Steel Holding Corp.	0.6
T. Rowe Price Group, Inc.	0.6
Borg Warner, Inc.	0.6
Total	6.2

8

Manager's Analysis (Continued)

PowerShares Dynamic MagniQuant Portfolio (ticker: PIQ)

Fund Performance History (%)     As of 31 October 2007

Index

		Avg. Ann.†	Fund Inception
	6 Month	1 Year	Avg. Ann.†	Cumulative
Dynamic Top 200 IntellidexSM Index	1.62	12.03	12.17	12.86
S&P 500® Index	5.49	14.56	15.00	15.87
Russell 3000® Index	5.17	14.53	14.94	15.80

Fund

NAV Return	1.25	11.26	11.42	12.04
Share Price Return	1.10	11.18	11.43	12.06

Fund Inception: 12 October 2006

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 0.95%. In the Financial Highlights section of this Semi-Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.69% while the Fund's gross annualized total operating expense ratio was 0.76%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500® Index and the Russell 3000® Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 500 and 2,918 common stocks, respectively.

† Average annualized.

9

Manager's Analysis

PowerShares FTSE RAFI US 1000 Portfolio (ticker: PRF)

The PowerShares FTSE RAFI US 1000 Portfolio returned 2.84%, while the Russell 1000® Index returned 5.44%.

Energy, technology and materials stocks were the strongest performing sectors while financials and consumer discretionary stocks lagged. Relative to the Russell 1000® Index, the Fund gained the most out-performance in health care and telecom stocks. However, the Fund underperformed relative to that index by under-allocating to a soaring technology sector and over-allocating to a plummeting financials sector. Specifically, the Fund is under-allocated to Apple, Google and Cisco and slightly over-allocated to Washington Mutual, Genworth and Freddie Mac.

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the FTSE RAFI US 1000 Index. The FTSE RAFI US 1000 Index is designed to track the performance of the largest U.S. equities, selected based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. U.S. equities are then weighted by each of these four fundamental measures. An overall weight is calculated for each firm by equally-weighting each fundamental measure. Each of the 1000 equities with the highest fundamental weight are then selected and assigned a weight equal to its fundamental weight. The portfolio manager incorporates the stocks selected by the index into the Fund.

Sector Breakdown (% of the Fund's

Net Assets) as of 31 October 2007

Financials	18.9
Consumer Discretionary	12.8
Consumer Staples	11.7
Industrials	11.2
Energy	10.8
Information Technology	10.4
Health Care	9.0
Utilities	6.5
Telecommunications Services	4.2
Materials	4.1
Money Market Fund	0.2
Other	0.2

Style Allocation (%)

as of 31 October 2007

Large-Cap Value	57.0
Mid-Cap Value	18.9
Large-Cap Growth	15.5
Mid-Cap Growth	5.2
Small-Cap Value	3.0
Small-Cap Growth	0.4

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 31 October 2007

Security
Exxon Mobil Corp.	3.3
General Electric Co.	3.0
Kraft Foods, Inc., Class A	2.2
Microsoft Corp.	1.9
Chevron Corp.	1.8
Verizon Communications, Inc.	1.8
Bank of America Corp.	1.5
General Motors Corp.	1.4
Wal-Mart Stores, Inc.	1.4
Ford Motor Co.	1.3
Total	19.6

10

Manager's Analysis (Continued)

PowerShares FTSE RAFI US 1000 Portfolio (ticker: PRF)

Fund Performance History (%)     As of 31 October 2007

Index

		Avg. Ann.†	Fund Inception
	6 Month	1 Year	Avg. Ann.†	Cumulative
FTSE RAFI US 1000 Index	3.27	13.32	15.00	29.92
S&P 500® Index	5.49	14.56	13.74	27.28
Russell 1000® Index	5.44	15.03	13.84	27.49

Fund

NAV Return	2.84	12.35	14.17	28.05
Share Price Return	2.80	12.39	14.35	28.43

Fund Inception: 19 December 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 0.77%. In the Financial Highlights section of this Semi-Annual Report, the Fund's net annualized total operating expense ratio was determined to be 0.67% while the Fund's gross annualized total operating expense ratio (before expense reimbursements to the Adviser) was 0.69%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical and index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500® Index and the Russell 1000® Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 500 and 1,000 common stocks, respectively.

† Average annualized.

11

Funds' Distribution History (Unaudited)

	Ex-Dividend	10/15/07	9/21/07	9/14/07	8/15/07	7/13/07	6/15/07	5/15/07
	Record	10/17/07	9/25/07	9/18/07	8/17/07	7/17/07	6/19/07	5/17/07
	Payable	10/31/07	9/28/07	9/28/07	8/31/07	7/31/07	6/29/07	5/31/07
Fund	Ticker
PowerShares Dynamic Market Portfolio	PWC	—	0.09524	—	—	—	0.21355	—
PowerShares Dynamic OTC Portfolio	PWO	—	—	—	—	—	—	—
PowerShares Dynamic MagniQuant Portfolio	PIQ	—	0.04741	—	—	—	0.09166	—
PowerShares FTSE RAFI US 1000 Portfolio	PRF	—	0.11421	—	—	—	0.23386	—
	Ex-Dividend	9/15/06	8/15/06	7/14/06	6/16/06	6/15/06	5/15/06	3/17/06
	Record	9/16/06	8/17/06	7/18/06	6/20/06	6/19/06	5/17/06	3/21/06
	Payable	9/29/06	8/31/06	7/31/06	6/30/06	6/30/06	5/31/06	3/30/06
Fund	Ticker
PowerShares Dynamic Market Portfolio	PWC	0.04994	—	—	0.04868	—	—	0.04452
PowerShares Dynamic OTC Portfolio	PWO	—	—	—	—	—	—	—
PowerShares Dynamic MagniQuant Portfolio	PIQ	—	—	—	—	—	—	—
PowerShares FTSE RAFI US 1000 Portfolio	PRF	0.13450	—	—	0.14583	—	—	0.12172
	Ex-Dividend	9/17/04	6/18/04	3/19/04	12/24/03	9/19/03	6/20/03
	Record	9/21/04	6/22/04	3/23/04	12/29/03	9/23/03	6/24/03
	Payable	10/29/04	7/30/04	4/30/04	1/30/04	10/31/03	7/31/03
Fund	Ticker
PowerShares Dynamic Market Portfolio	PWC	0.03096	0.07211	0.05300	0.03646	0.04418	0.16848
PowerShares Dynamic OTC Portfolio	PWO	—	—	—	—	—	—
PowerShares Dynamic MagniQuant Portfolio	PIQ	—	—	—	—	—	—
PowerShares FTSE RAFI US 1000 Portfolio	PRF	—	—	—	—	—	—

12

	4/13/07	3/16/07	3/15/07	2/15/07	1/12/07	12/15/06	11/15/06	10/13/06
	4/17/07	3/20/07	3/20/07	2/20/07	1/16/07	12/19/06	11/17/06	10/17/06
	4/30/07	3/30/07	3/30/07	2/28/07	1/31/07	12/29/06	11/30/06	10/31/06
Fund
PowerShares Dynamic Market Portfolio	—	0.06501	—	—	—	0.16017	—	—
PowerShares Dynamic OTC Portfolio	—	—	—	—	—	—	—	—
PowerShares Dynamic MagniQuant Portfolio	—	0.02020	—	—	—	0.03317	—	—
PowerShares FTSE RAFI US 1000 Portfolio	—	0.12360	—	—	—	0.20592	—	—
	12/30/05	12/16/05	9/16/05	6/17/05	4/1/05	3/18/05	12/31/04	12/17/04
	1/4/06	12/20/05	9/20/05	6/21/05	4/5/05	3/22/05	1/4/05	12/21/04
	1/31/06	12/30/05	9/30/05	6/30/05	4/29/05	4/29/05	1/31/05	1/31/05
Fund
PowerShares Dynamic Market Portfolio	—	0.13055	0.04739	0.10797	—	0.02900	—	0.08784
PowerShares Dynamic OTC Portfolio	—	—	0.05663	—	—	—	—	—
PowerShares Dynamic MagniQuant Portfolio	—	—	—	—	—	—	—	—
PowerShares FTSE RAFI US 1000 Portfolio	—	—	—	—	—	—	—	—

Fund
PowerShares Dynamic Market Portfolio
PowerShares Dynamic OTC Portfolio
PowerShares Dynamic MagniQuant Portfolio
PowerShares FTSE RAFI US 1000 Portfolio

13

Frequency Distribution of Discounts & Premiums (Unaudited)

Since Inception through October 31, 2007

				Closing Price Above NAV
Ticker	Fund Name	Inception	Days	0-24 Basis Points	25-49 Basis Points	50-99 Basis Points	100-149 Basis Points	150-199 Basis Points	200+ Basis Points
PWC	PowerShares Dynamic Market Portfolio	5/1/03	1021	620	63	11	—	—	—
PWO	PowerShares Dynamic OTC Portfolio	5/1/03	1021	526	32	11	—	—	—
PIQ	PowerShares Dynamic MagniQuant Portfolio	10/12/06	265	130	7	—	—	—	—
PRF	PowerShares FTSE RAFI US 1000 Portfolio	12/19/05	461	260	7	1	—	—	—

14

	Closing Price Below NAV
Ticker	-0-24 Basis Points	-25-49 Basis Points	-50-99 Basis Points	-100-149 Basis Points	-150-199 Basis Points	-200+ Basis Points
PWC	324	3	—	—	—	—
PWO	438	12	2	—	—	—
PIQ	128	—	—	—	—	—
PRF	183	4	6	—	—	—

15

Fees and Expenses (Unaudited)

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2007.

Actual Expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Dynamic Market Portfolio Actual	$1,000.00	$1,003.56	0.59%	$2.97
Hypothetical (5% return before expenses)	$1,000.00	$1,022.17	0.59%	$3.00
PowerShares Dynamic OTC Portfolio Actual	$1,000.00	$1,044.34	0.60%	$3.08
Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	0.60%	$3.05
PowerShares Dynamic MagniQuant Portfolio Actual	$1,000.00	$1,012.47	0.69%	$3.49
Hypothetical (5% return before expenses)	$1,000.00	$1,021.67	0.69%	$3.51
PowerShares FTSE RAFI US 1000 Portfolio Actual	$1,000.00	$1,028.36	0.69%	$3.52
Hypothetical (5% return before expenses)	$1,000.00	$1,021.67	0.69%	$3.51

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended October 31, 2007. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 184 and then dividing the result by 366.

16

Schedule of Investments

PowerShares Dynamic Market Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks—99.9%
	Consumer Discretionary—12.0%
34,749	BorgWarner, Inc.	$3,673,317
101,809	Brinker International, Inc.	2,584,930
70,576	Darden Restaurants, Inc.	3,034,768
67,574	Dollar Tree Stores, Inc.*	2,588,084
98,006	Hanesbrands, Inc.*	3,042,106
26,746	ITT Educational Services, Inc.*	3,401,824
57,941	Men's Wearhouse (The), Inc.	2,448,587
52,520	Meredith Corp.	3,269,370
33,626	Mohawk Industries, Inc.*	2,869,643
303,995	NIKE, Inc., Class B	20,142,708
53,195	Pre-Paid Legal Services, Inc.*	3,170,422
248,185	Sherwin-Williams (The) Co.	15,863,985
214,495	VF Corp.	18,688,949
509,736	Walt Disney (The) Co.	17,652,158
		102,430,851
	Consumer Staples—8.2%
149,821	Alberto-Culver Co.	3,893,848
350,089	Altria Group, Inc.	25,531,990
99,185	BJ's Wholesale Club, Inc.*	3,558,758
45,606	Carolina Group	3,912,083
135,016	ConAgra Foods, Inc.	3,203,930
442,386	Kellogg Co.	23,353,557
94,584	NBTY, Inc.*	3,367,190
208,865	Sara Lee Corp.	3,454,627
		70,275,983
	Energy—11.4%
348,537	Chevron Corp.	31,894,621
509,214	Noble Energy, Inc.	38,975,240
74,648	SEACOR Holdings, Inc.*	6,841,489
89,619	Sunoco, Inc.	6,595,958
132,871	Tesoro Corp.	8,042,682
126,436	Western Refining, Inc.	4,637,672
		96,987,662
	Financials—18.2%
70,682	Assurant, Inc.	4,130,656
332,477	Chubb (The) Corp.	17,737,648
65,179	Erie Indemnity Co., Class A	3,708,685
35,762	Everest Re Group Ltd. (Bermuda)	3,810,083
191,197	Hartford Financial Services Group (The), Inc.	18,551,845
188,352	Horace Mann Educators Corp.	3,897,003
279,231	Lincoln National Corp.	17,415,637
7,657	Markel Corp.*	4,159,436
68,063	Nationwide Financial Services, Inc., Class A	3,651,580
306,361	Principal Financial Group, Inc.	20,731,450
67,072	Reinsurance Group of America, Inc.	3,831,823
143,591	SEI Investments Co.	4,540,347
77,339	StanCorp Financial Group, Inc.	4,263,699
59,180	Torchmark Corp.	3,856,169
51,434	Transatlantic Holdings, Inc.	3,833,376
336,360	Travelers (The) Cos., Inc.	17,561,356

Number of Shares		Value
	Common Stocks (Continued)
121,869	W.R. Berkley Corp.	$3,667,038
223,092	XL Capital Ltd., Class A (Cayman Islands)	16,051,469
		155,399,300
	Health Care—11.4%
312,865	Aetna, Inc.	17,573,627
65,701	Amedisys, Inc.*	2,789,007
93,220	Apria Healthcare Group, Inc.*	2,253,127
44,312	Arthrocare Corp.*	2,873,190
290,873	Baxter International, Inc.	17,455,289
47,306	Charles River Laboratories International, Inc.*	2,743,748
308,212	CIGNA Corp.	16,178,048
43,162	DaVita, Inc.*	2,813,731
63,043	Dentsply International, Inc.	2,615,024
290,929	Express Scripts, Inc.*	18,357,620
45,307	Health Net, Inc.*	2,428,908
41,291	Kinetic Concepts, Inc.*	2,481,589
68,969	Lincare Holdings, Inc.*	2,398,052
38,855	Manor Care, Inc.	2,586,966
39,390	Techne Corp.*	2,569,804
		98,117,730
	Industrials—11.6%
102,984	Administaff, Inc.	4,107,002
73,293	Con-way, Inc.	3,123,015
162,484	Deere & Co.	25,168,771
89,029	Gardner Denver, Inc.*	3,216,618
211,616	GrafTech International Ltd.*	3,999,542
170,163	Labor Ready, Inc.*	2,991,466
82,616	Landstar System, Inc.	3,477,307
49,388	Lincoln Electric Holdings, Inc.	3,568,283
711,080	Republic Services, Inc.	24,311,825
313,766	Rockwell Automation, Inc.	21,612,202
60,069	Toro (The) Co.	3,343,441
		98,919,472
	Information Technology—15.8%
301,773	Amkor Technology, Inc.*	3,419,088
82,851	Arrow Electronics, Inc.*	3,312,383
385,269	Autodesk, Inc.*	18,839,654
582,805	BMC Software, Inc.*	19,722,121
61,428	CommScope, Inc.*	2,897,559
318,950	Computer Sciences Corp.*	18,623,491
81,688	Comtech Telecommunications Corp.*	4,431,574
58,002	Factset Research Systems, Inc.	4,090,301
103,372	Hewitt Associates, Inc., Class A*	3,646,964
102,241	j2 Global Communications, Inc.*	3,444,499
499,178	McAfee, Inc.*	20,641,011
36,860	Mettler Toledo International, Inc.*	3,920,061
521,183	Texas Instruments, Inc.	16,990,566
241,914	United Online, Inc.	4,257,686
131,581	Verigy Ltd. (Singapore)*	3,025,047
94,230	Wright Express Corp.*	3,646,701
		134,908,706

See Notes to Financial Statements.
17

Schedule of Investments (Continued)

PowerShares Dynamic Market Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Materials—4.0%
77,989	AK Steel Holding Corp.*	$3,909,589
188,838	Headwaters, Inc.*	2,709,825
49,063	Lubrizol (The) Corp.	3,330,396
542,934	Owens-Illinois, Inc.*	24,117,129
		34,066,939
	Telecommunication Services—3.4%
250,830	AT&T, Inc.	10,482,186
59,544	CenturyTel, Inc.	2,622,913
45,769	Embarq Corp.	2,422,095
29,371	U.S. Cellular Corp.*	2,765,280
238,782	Verizon Communications, Inc.	11,000,687
		29,293,161
	Utilities—3.9%
243,804	Constellation Energy Group, Inc.	23,088,239
80,697	Energen Corp.	5,164,608
111,195	Mirant Corp.*	4,710,220
		32,963,067
	Total Investments (Cost $806,870,207)—99.9%	853,362,871
	Other assets less liabilities—0.1%	440,539
	Net Assets—100.0%	$853,803,410

*  Non-income producing security.

COUNTRY BREAKDOWN

October 31, 2007 (Unaudited)

	Value	Net Assets
United States	$830,476,272	97.3%
Cayman Islands	16,051,469	1.9
Bermuda	3,810,083	0.4
Singapore	3,025,047	0.3
Total investments	853,362,871	99.9
Other assets less liabilities	440,539	0.1
Net Assets	$853,803,410	100.0%

See Notes to Financial Statements.
18

Schedule of Investments

PowerShares Dynamic OTC Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Consumer Discretionary—13.7%
63,358	Apollo Group, Inc., Class A*	$5,021,755
36,206	Conn's, Inc.*	925,787
85,553	Dollar Tree Stores, Inc.*	3,276,680
119,781	Exide Technologies*	1,000,171
130,581	Gemstar-TV Guide International, Inc.*	899,703
39,748	Gentex Corp.	825,963
26,419	JOS. A. Bank Clothiers, Inc.*	771,699
28,079	Monarch Casino & Resort, Inc.*	858,937
14,689	NutriSystem, Inc.*	442,139
107,125	PetSmart, Inc.	3,208,394
25,894	Sears Holdings Corp.*	3,490,252
22,824	Warnaco Group (The), Inc.*	928,709
		21,650,189
	Consumer Staples—2.4%
42,572	Hansen Natural Corp.*	2,894,896
21,517	USANA Health Sciences, Inc.*	878,109
		3,773,005
	Energy—1.2%
55,513	Global Industries Ltd.*	1,366,730
10,116	Lufkin Industries, Inc.	601,497
		1,968,227
	Financials—8.6%
9,756	American Physicians Capital, Inc.	424,971
23,673	Amtrust Financial Services, Inc.	330,238
8,594	Bancfirst Corp.	390,511
53,646	Cincinnati Financial Corp.	2,134,038
10,480	City Holding Co.	396,249
40,448	Erie Indemnity Co., Class A	2,301,492
11,638	James River Group, Inc.	399,183
7,076	Midland (The), Co.	450,175
11,822	National Interstate Corp.	378,304
7,150	Navigators Group (The), Inc.*	431,145
89,107	SEI Investments Co.	2,817,564
124,553	TD Ameritrade Holding Corp.*	2,383,945
17,909	United America Indemnity Ltd., Class A (Cayman Islands)*	394,893
10,201	United Fire & Casualty Co.	326,840
		13,559,548
	Health Care—11.9%
26,321	Align Technology, Inc.*	544,845
15,836	Amedisys, Inc.*	672,238
10,679	Arthrocare Corp.*	692,426
79,759	Dentsply International, Inc.	3,308,403
8,259	Dionex Corp.*	726,792
98,523	Endo Pharmaceuticals Holdings, Inc.*	2,886,724
54,988	eResearch Technology, Inc.*	610,367
57,368	Express Scripts, Inc.*	3,619,922
21,291	LifePoint Hospitals, Inc.*	649,801
87,272	Lincare Holdings, Inc.*	3,034,447
23,189	Meridian Bioscience, Inc.	767,324

Number of Shares		Value
	Common Stocks (Continued)
28,061	Res-Care, Inc.*	$689,178
9,495	Techne Corp.*	619,454
		18,821,921
	Industrials—5.7%
9,295	Advisory Board (The), Co.*	596,832
11,415	Heidrick & Struggles International, Inc.	493,356
72,529	Landstar System, Inc.	3,052,746
43,362	Lincoln Electric Holdings, Inc.	3,132,904
16,696	McGrath Rentcorp	572,339
16,480	Waste Industries USA, Inc.	593,280
28,734	Werner Enterprises, Inc.	546,521
		8,987,978
	Information Technology—53.9%
38,496	ADC Telecommunications, Inc.*	719,875
108,944	Adobe Systems, Inc.*	5,218,418
26,355	Adtran, Inc.	634,365
195,607	Altera Corp.	3,837,809
61,153	Amkor Technology, Inc.*	692,863
21,264	Ansys, Inc.*	825,256
46,409	Arris Group, Inc.*	533,704
53,694	Aspen Technology, Inc.*	936,423
100,548	Autodesk, Inc.*	4,916,797
381,751	BEA Systems, Inc.*	6,451,593
16,891	Blue Coat Systems, Inc.*	685,606
16,885	Cabot Microelectronics Corp.*	669,997
47,153	Chordiant Software, Inc.*	678,532
145,907	Cisco Systems, Inc.*	4,823,685
451,588	CMGI, Inc.*	636,739
49,093	Cogent, Inc.*	725,104
16,553	Comtech Telecommunications Corp.*	898,000
30,470	CSG Systems International, Inc.*	625,549
18,441	DealerTrack Holdings, Inc.*	905,269
164,864	Dell, Inc.*	5,044,838
136,580	eBay, Inc.*	4,930,538
100,115	Fiserv, Inc.*	5,546,371
50,466	Informatica Corp.*	861,959
29,700	Insight Enterprises, Inc.*	820,908
180,870	Intel Corp.	4,865,403
20,720	j2 Global Communications, Inc.*	698,057
26,848	Jack Henry & Associates, Inc.	784,499
37,000	LoJack Corp.*	650,090
24,394	Manhattan Associates, Inc.*	735,723
48,787	Methode Electronics, Inc.	611,789
64,336	Micrel, Inc.	582,241
16,725	MTS Systems Corp.	744,095
22,315	National Instruments, Corp.	723,899
104,367	NIC, Inc.*	759,792
136,553	Nvidia Corp.*	4,831,245
229,654	Oracle Corp.*	5,091,429
88,443	Palm, Inc.	797,756
60,836	Photronics, Inc.*	665,546

See Notes to Financial Statements.
19

Schedule of Investments (Continued)

PowerShares Dynamic OTC Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
10,112	Rofin-Sinar Technologies, Inc.*	$795,005
90,317	S1 Corp.*	760,469
28,010	Stratasys, Inc.*	729,100
247,600	Symantec Corp.*	4,649,928
49,023	United Online, Inc.	862,805
26,665	Verigy Ltd. (Singapore)*	613,028
36,109	Vignette Corp.*	622,519
40,792	Zoran Corp.*	1,040,196
		85,234,812
	Materials—0.9%
6,257	Schnitzer Steel Industries, Inc., Class A	413,400
19,041	Sigma-Aldrich Corp.	983,848
		1,397,248
	Telecommunication Services—1.7%
56,074	SBA Communications Corp., Class A*	1,996,235
42,421	USA Mobility, Inc.*	663,464
		2,659,699
	Total Investments (Cost $149,265,526)—100.0%	158,052,627
	Liabilities in excess of other assets—(0.0%)	(6,632)
	Net Assets—100.0%	$158,045,995

*  Non-income producing security.

COUNTRY BREAKDOWN

October 31, 2007 (Unaudited)

	Value	Net Assets
United States	$157,044,706	99.4%
Singapore	613,028	0.4
Cayman Islands	394,893	0.2
Total investments	158,052,627	100.0
Liabilities in excess of other assets	(6,632)	(0.0)
Net Assets	$158,045,995	100.0%

See Notes to Financial Statements.
20

Schedule of Investments

PowerShares Dynamic MagniQuant Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Consumer Discretionary—11.3%
3,642	AutoZone, Inc.*	$453,101
5,091	Black & Decker (The) Corp.	457,732
5,227	BorgWarner, Inc.	552,546
15,312	Brinker International, Inc.	388,772
9,916	Coach, Inc.*	362,529
10,615	Darden Restaurants, Inc.	456,445
10,164	Dollar Tree Stores, Inc.*	389,281
11,245	Drew Industries, Inc.*	445,077
15,082	Family Dollar Stores, Inc.	382,329
14,739	Hanesbrands, Inc.*	457,499
11,568	International Game Technology	504,480
4,021	ITT Educational Services, Inc.*	511,431
11,713	Johnson Controls, Inc.	512,092
8,713	Men's Wearhouse (The), Inc.	368,211
7,901	Meredith Corp.	491,837
5,058	Mohawk Industries, Inc.*	431,650
7,837	NIKE, Inc., Class B	519,280
8,002	Pre-Paid Legal Services, Inc.*	476,919
6,399	Sherwin-Williams (The) Co.	409,024
7,782	Stanley Works (The)	447,854
5,530	VF Corp.	481,829
13,144	Walt Disney (The) Co.	455,177
12,654	Warnaco Group (The), Inc.*	514,891
		10,469,986
	Consumer Staples—3.4%
19,058	Alberto-Culver Co.	495,317
6,362	Altria Group, Inc.	463,981
12,618	BJ's Wholesale Club, Inc.*	452,734
5,801	Carolina Group	497,610
17,175	ConAgra Foods, Inc.	407,563
8,039	Kellogg Co.	424,379
26,571	Sara Lee Corp.	439,484
		3,181,068
	Energy—7.2%
5,400	Cameron International Corp.*	525,744
5,033	Chevron Corp.	460,570
5,863	Devon Energy Corp.	547,604
5,151	Exxon Mobil Corp.	473,840
7,196	Hess Corp.	515,306
8,195	Marathon Oil Corp.	484,570
7,351	Noble Energy, Inc.	562,645
7,790	Occidental Petroleum Corp.	537,900
5,030	SEACOR Holdings, Inc.*	461,000
6,038	Sunoco, Inc.	444,397
8,953	Tesoro Corp.	541,925
6,748	Tidewater, Inc.	368,913
6,447	Valero Energy Corp.	454,062
8,519	Western Refining, Inc.	312,477
		6,690,953

Number of Shares		Value
	Common Stocks (Continued)
	Financials—27.7%
7,645	ACE Ltd. (Cayman Islands)	$463,363
8,284	AFLAC, Inc.	520,070
8,067	Allstate (The) Corp.	422,711
15,659	American Financial Group, Inc.	468,204
3,504	American National Insurance	453,067
7,239	Ameriprise Financial, Inc.	455,912
10,194	Aon Corp.	461,992
6,148	Arch Capital Group Ltd. (Bermuda)*	459,686
8,567	Assurant, Inc.	500,655
8,591	Bank of Hawaii Corp.	456,698
8,636	Chubb (The) Corp.	460,731
10,478	Cincinnati Financial Corp.	416,815
13,851	Commerce (The) Group, Inc.	505,423
10,958	Delphi Financial Group, Inc., Class A	424,623
11,502	Eaton Vance Corp.	575,444
7,902	Erie Indemnity Co., Class A	449,624
4,335	Everest Re Group Ltd. (Bermuda)	461,851
11,286	FBL Financial Group, Inc., Class A	456,857
12,578	Federated Investors, Inc., Class B	540,854
3,350	Franklin Resources, Inc.	434,428
8,219	GAMCO Investors, Inc., Class A	508,838
4,966	Hartford Financial Services Group (The), Inc.	481,851
15,994	HCC Insurance Holdings, Inc.	478,061
22,833	Horace Mann Educators Corp.	472,415
7,253	Lincoln National Corp.	452,370
9,393	Loews Corp.	461,102
929	Markel Corp.*	504,651
8,383	Mercury General Corp.	430,132
6,894	MetLife, Inc.	474,652
8,251	Nationwide Financial Services, Inc., Class A	442,666
8,148	Navigators Group (The), Inc.*	491,324
12,193	Odyssey Re Holdings Corp.	453,336
6,073	PartnerRe Ltd. (Bermuda)	505,577
11,035	Philadelphia Consolidated Holding Co.*	450,228
7,959	Principal Financial Group, Inc.	538,586
8,397	ProAssurance Corp.*	463,011
10,565	Protective Life Corp.	452,922
4,919	Prudential Financial, Inc.	475,766
8,132	Reinsurance Group of America, Inc.	464,581
7,343	RLI Corp.	427,142
7,611	Safeco Corp.	440,677
17,407	SEI Investments Co.	550,409
9,376	StanCorp Financial Group, Inc.	516,899
7,197	State Street Corp.	574,104
8,604	T. Rowe Price Group, Inc.	552,721
24,331	TD Ameritrade Holding Corp.*	465,695
7,174	Torchmark Corp.	467,458
6,234	Transatlantic Holdings, Inc.	464,620
8,737	Travelers (The) Cos., Inc.	456,159
20,408	United America Indemnity Ltd., Class A (Cayman Islands)*	449,996

See Notes to Financial Statements.
21

Schedule of Investments (Continued)

PowerShares Dynamic MagniQuant Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
11,625	United Fire & Casualty Co.	$372,465
18,046	Unum Group	421,194
14,774	W.R. Berkley Corp.	444,550
5,794	XL Capital Ltd., Class A (Cayman Islands)	416,878
10,244	Zenith National Insurance Corp.	411,604
		25,823,648
	Health Care—7.9%
8,674	Aetna, Inc.	487,219
9,228	AmerisourceBergen Corp.	434,731
16,582	Apria Healthcare Group, Inc.*	400,787
8,065	Baxter International, Inc.	483,981
5,739	Becton, Dickinson & Co.	478,977
15,149	Bristol-Myers Squibb Co.	454,319
8,545	CIGNA Corp.	448,527
7,698	Coventry Health Care, Inc.*	464,266
11,214	Dentsply International, Inc.	465,157
8,067	Express Scripts, Inc.*	509,027
8,060	Health Net, Inc.*	432,097
7,346	Kinetic Concepts, Inc.*	441,495
12,270	Lincare Holdings, Inc.*	426,628
6,913	Manor Care, Inc.	460,268
7,719	McKesson Corp.	510,225
5,167	Medco Health Solutions, Inc.*	487,661
		7,385,365
	Industrials—21.1%
4,853	3M Co.	419,105
12,800	Administaff, Inc.	510,464
4,193	Alliant Techsystems, Inc.*	462,865
34,581	Allied Waste Industries, Inc.*	437,104
9,005	C.H. Robinson Worldwide, Inc.	449,530
15,440	CDI Corp.	425,526
6,110	Ceradyne, Inc.*	417,985
9,109	Con-way, Inc.	388,134
8,629	Cooper Industries Ltd., Class A (Bermuda)	452,073
9,859	Crane Co.	467,711
3,729	Cummins, Inc.	447,331
3,246	Deere & Co.	502,805
8,970	Emerson Electric Co.	468,862
3,473	Fluor Corp.	548,734
11,066	Gardner Denver, Inc.*	399,815
5,622	General Dynamics Corp.	511,377
6,991	Goodrich Corp.	486,993
26,302	GrafTech International Ltd.*	497,108
7,936	Harsco Corp.	481,080
9,425	Heidrick & Struggles International, Inc.	407,349
7,591	Illinois Tool Works, Inc.	434,661
6,495	ITT Corp.	434,645
4,482	L-3 Communications Holdings, Inc.	491,406
21,149	Labor Ready, Inc.*	371,799
10,268	Landstar System, Inc.	432,180
6,138	Lincoln Electric Holdings, Inc.	443,471

Number of Shares		Value
	Common Stocks (Continued)
4,454	Lockheed Martin Corp.	$490,118
11,110	Manitowoc (The) Co., Inc.	547,279
6,286	Manpower, Inc.	469,816
9,200	McDermott International, Inc. (Panama)*	561,752
6,163	Parker Hannifin Corp.	495,320
7,803	Perini Corp.*	447,502
7,200	Raytheon Co.	457,992
14,205	Republic Services, Inc.	485,669
13,826	Robert Half International, Inc.	416,024
6,267	Rockwell Automation, Inc.	431,671
6,413	Rockwell Collins, Inc.	479,757
5,678	Teleflex, Inc.	415,686
7,466	Toro Co.	415,558
5,918	United Technologies Corp.	453,260
4,821	W.W. Grainger, Inc.	433,504
11,723	Waste Management, Inc.	426,600
23,729	Werner Enterprises, Inc.	451,326
		19,668,947
	Information Technology—9.6%
38,333	Amkor Technology, Inc.*	434,313
10,524	Arrow Electronics, Inc.*	420,750
9,533	Autodesk, Inc.*	466,164
14,422	BMC Software, Inc.*	488,040
7,803	CommScope, Inc.*	368,068
7,893	Computer Sciences Corp.*	460,872
10,377	Comtech Telecommunications Corp.*	562,951
7,369	Factset Research Systems, Inc.	519,662
13,131	Hewitt Associates, Inc., Class A*	463,262
8,949	Hewlett-Packard Co.	462,484
12,987	j2 Global Communications, Inc.*	437,532
12,353	McAfee, Inc.*	510,797
7,190	MEMC Electronic Materials, Inc.*	526,452
4,682	Mettler Toledo International, Inc.*	497,931
21,775	Oracle Corp.*	482,752
12,897	Texas Instruments, Inc.	420,442
30,731	United Online, Inc.	540,865
16,714	Verigy Ltd. (Singapore)*	384,255
11,970	Wright Express Corp.*	463,239
		8,910,831
	Materials—8.4%
11,039	AK Steel Holding Corp.*	553,385
7,386	Ashland, Inc.	433,706
8,432	Ball Corp.	418,059
6,973	CF Industries Holdings, Inc.	612,927
6,616	Eastman Chemical Co.	440,559
16,411	H.B. Fuller Co.	482,976
26,731	Headwaters, Inc.*	383,590
12,578	International Paper Co.	464,883
6,946	Lubrizol (The) Corp.	471,494
17,664	Nalco Holding Co.	439,127
20,597	Olin Corp.	469,200

See Notes to Financial Statements.
22

Schedule of Investments (Continued)

PowerShares Dynamic MagniQuant Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
10,979	Owens-Illinois, Inc.*	$487,687
16,952	Packaging Corp. of America	539,752
9,857	Sigma-Aldrich Corp.	509,311
17,005	Terra Industries, Inc.*	627,314
4,673	United States Steel Corp.	504,217
		7,838,187
	Telecommunication Services—1.8%
9,204	CenturyTel, Inc.	405,436
7,076	Embarq Corp.	374,462
4,540	US Cellular Corp.*	427,441
10,544	Verizon Communications, Inc.	485,762
		1,693,101
	Utilities—1.6%
5,325	Constellation Energy Group, Inc.	504,278
8,224	Energen Corp.	526,335
11,332	Mirant Corp.*	480,024
		1,510,637
	Total Investments (Cost $89,276,780)—100.0%	93,172,723
	Liabilities in excess of other assets—(0.0%)	(3,508)
	Net Assets—100.0%	$93,169,215

*  Non-income producing security.

COUNTRY BREAKDOWN

October 31, 2007 (Unaudited)

	Value	Net Assets
United States	$89,017,292	95.6%
Bermuda	1,879,187	2.0
Cayman Islands	1,330,237	1.4
Panama	561,752	0.6
Singapore	384,255	0.4
Total investments	93,172,723	100.0
Liabilities in excess of other assets	(3,508)	(0.0)
Net Assets	$93,169,215	100.0%

See Notes to Financial Statements.
23

Schedule of Investments

PowerShares FTSE RAFI US 1000 Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks—99.6%
	Consumer Discretionary—12.8%
3,210	Abercrombie & Fitch Co., Class A	$254,232
8,990	Advance Auto Parts, Inc.	306,739
9,324	Amazon.com, Inc.*	831,235
11,714	American Axle & Manufacturing Holdings, Inc.	321,666
6,515	American Eagle Outfitters, Inc.	154,927
9,151	American Greetings Corp., Class A	241,037
5,139	AnnTaylor Stores Corp.*	159,258
5,196	Apollo Group, Inc., Class A*	411,835
26,353	ArvinMeritor, Inc.	390,815
12,649	Asbury Automotive Group, Inc.	231,856
9,431	Autoliv, Inc.	595,851
63,882	AutoNation, Inc.*	1,130,073
4,223	AutoZone, Inc.*	525,383
8,292	Barnes & Noble (The), Inc.	320,403
7,138	Beazer Homes USA, Inc.	80,160
12,041	Bed Bath & Beyond, Inc.*	408,672
15,321	Belo Corp., Class A	283,439
28,860	Best Buy Co., Inc.	1,400,287
12,308	Big Lots, Inc.*	295,146
5,746	Black & Decker (The) Corp.	516,623
75,162	Blockbuster, Inc., Class A*	395,352
44,347	Blockbuster, Inc., Class B*	206,214
11,399	Borders Group, Inc.	175,773
4,624	BorgWarner, Inc.	488,803
4,593	Boyd Gaming Corp.	192,079
9,542	Brinker International, Inc.	242,271
12,847	Brunswick Corp.	286,617
7,956	Burger King Holdings, Inc.	210,357
12,774	Cablevision Systems Corp., Class A*	374,661
6,792	Career Education Corp.*	242,746
8,099	CarMax, Inc.*	169,026
48,591	Carnival Corp. (Panama)	2,331,396
3,867	CBRL Group, Inc.	154,293
105,288	CBS Corp., Class B	3,021,766
17,728	Centex Corp.	444,264
18,266	Charming Shoppes, Inc.*	135,534
113,779	Charter Communications, Inc., Class A*	235,523
27,167	Circuit City Stores, Inc.	215,434
40,495	Clear Channel Communications, Inc.	1,529,496
13,583	Clear Channel Outdoor Holdings, Inc., Class A*	345,280
4,858	Coach, Inc.*	177,609
7,546	Collective Brands, Inc.*	139,526
141,185	Comcast Corp., Class A*	2,971,944
70,854	Comcast Corp., Special Class A*	1,478,723
18,089	Cooper Tire & Rubber Co.	403,023
37,808	D.R. Horton, Inc.	479,784
8,882	Darden Restaurants, Inc.	381,926
14,903	Dillard's, Inc., Class A	343,216
45,961	DIRECTV Group (The), Inc.*	1,217,047

Number of Shares		Value
	Common Stocks (Continued)
22,147	Discovery Holding Co., Class A*	$631,411
8,242	Dollar Tree Stores, Inc.*	315,669
7,379	Dow Jones & Co., Inc.	441,338
66,615	Eastman Kodak Co.	1,909,186
13,772	EchoStar Communications Corp., Class A*	674,277
8,427	E.W. Scripps Co., Class A	379,299
25,476	Expedia, Inc.*	832,046
13,750	Family Dollar Stores, Inc.	348,563
18,535	Foot Locker, Inc.	275,986
1,859,638	Ford Motor Co.*	16,494,988
11,824	Fortune Brands, Inc.	990,496
12,110	Furniture Brands International, Inc.	145,926
8,227	GameStop Corp., Class A*	487,203
25,059	Gannett Co., Inc.	1,062,752
73,305	Gap (The), Inc.	1,385,465
3,537	Garmin Ltd. (Cayman Islands)	379,874
453,968	General Motors Corp.	17,791,005
19,201	Genuine Parts Co.	942,193
3,215	Getty Images, Inc.*	90,824
42,853	Goodyear Tire & Rubber (The) Co.*	1,292,018
6,660	Group 1 Automotive, Inc.	206,793
32,278	H&R Block, Inc.	703,660
19,689	Hanesbrands, Inc.*	611,147
11,084	Harley-Davidson, Inc.	570,826
2,068	Harman International Industries, Inc.	174,126
10,376	Harrah's Entertainment, Inc.	915,682
12,444	Hasbro, Inc.	371,453
8,406	Hearst-Argyle Television, Inc.	187,454
134,592	Home Depot (The), Inc.	4,240,993
13,703	Hovnanian Enterprises, Inc., Class A*	155,803
27,405	IAC/InterActiveCorp*	807,351
44,008	Idearc, Inc.	1,187,336
10,277	International Game Technology	448,180
43,100	Interpublic Group of Cos., Inc.*	446,085
19,280	J. C. Penney Co., Inc.	1,084,307
5,256	Jack in the Box, Inc.*	164,881
87,795	Johnson Controls, Inc.	3,838,397
14,504	Jones Apparel Group, Inc.	303,714
11,512	KB Home	318,192
5,396	Kellwood Co.	89,412
18,557	Kohl's Corp.*	1,020,078
4,163	Lamar Advertising Co., Class A	222,554
2,289	Las Vegas Sands Corp.*	304,620
12,203	La-Z-Boy, Inc.	96,282
25,852	Lear Corp.*	918,522
23,282	Leggett & Platt, Inc.	452,369
20,023	Lennar Corp., Class A	457,526
13,245	Liberty Global, Inc., Series A*	519,866
13,765	Liberty Global, Inc., Series C*	504,900
3,028	Liberty Media Corp. Capital, Series A*	378,439
60,290	Liberty Media Corp. Interactive, Series A*	1,279,957
43,252	Limited Brands, Inc.	951,977

See Notes to Financial Statements.
24

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
8,907	Live Nation, Inc.*	$182,059
9,087	Liz Claiborne, Inc.	258,707
88,503	Lowe's Cos., Inc.	2,379,846
7,154	M.D.C. Holdings, Inc.	289,809
36,251	Macy's, Inc.	1,161,120
11,197	Marriott International, Inc., Class A	460,309
27,476	Mattel, Inc.	573,974
6,265	McClatchy Co., Class A	103,936
73,096	McDonald's Corp.	4,363,830
15,065	McGraw-Hill (The) Cos., Inc.	753,853
2,773	Meredith Corp.	172,619
5,095	Meritage Homes Corp.*	81,979
11,630	MGM MIRAGE*	1,065,424
7,328	Mohawk Industries, Inc.*	625,372
19,197	New York Times (The) Co., Class A	375,493
29,541	Newell Rubbermaid, Inc.	861,416
94,934	News Corp., Class A	2,057,220
42,928	News Corp., Class B	984,339
26,086	NIKE, Inc., Class B	1,728,458
10,694	Nordstrom, Inc.	421,771
640	NVR, Inc.*	304,480
29,124	Office Depot, Inc.*	546,366
10,995	OfficeMax, Inc.	347,992
19,600	Omnicom Group, Inc.	999,208
6,375	O'Reilly Automotive, Inc.*	210,503
19,204	Penske Automotive Group, Inc.	427,865
10,258	PEP Boys-Manny, Moe & Jack	150,895
7,513	PetSmart, Inc.	225,014
26,500	Pier 1 Imports, Inc.*	134,885
3,382	Polaris Industries, Inc.	166,327
3,187	Polo Ralph Lauren Corp.	219,266
33,019	Pulte Homes, Inc.	490,002
15,511	RadioShack Corp.	319,837
61,234	Regal Entertainment Group, Class A	1,382,051
13,783	Rent-A-Center, Inc.*	220,528
8,986	Ross Stores, Inc.	242,802
21,470	Royal Caribbean Cruises Ltd. (Liberia)	920,634
6,640	Ryland Group, Inc.	188,775
26,635	Saks, Inc.	563,597
24,732	Sally Beauty Holdings, Inc.*	228,771
9,361	Scholastic Corp.*	370,508
12,873	Sears Holdings Corp.*	1,735,152
21,518	Service Corp. International	311,365
8,960	Sherwin-Williams (The) Co.	572,723
32,535	Six Flags, Inc.*	105,413
5,392	Snap-On, Inc.	269,115
12,086	Sonic Automotive, Inc., Class A	305,292
10,925	Standard-Pacific Corp.*	52,440
7,559	Stanley Works (The)	435,020
38,395	Staples, Inc.	896,139
17,535	Starbucks Corp.*	467,834

Number of Shares		Value
	Common Stocks (Continued)
13,440	Starwood Hotels & Resorts Worldwide, Inc.	$764,198
1,980	Station Casinos, Inc.	177,804
59,686	Sun-Times Media Group, Inc., Class A	131,906
7,102	Talbots (The), Inc.	104,470
61,829	Target Corp.	3,793,827
11,922	Tenneco, Inc.*	364,932
6,987	Tiffany & Co.	378,556
5,464	Tim Hortons, Inc.	207,086
6,043	Timberland (The) Co., Class A*	117,899
364,121	Time Warner, Inc.	6,648,848
35,183	TJX (The) Cos., Inc.	1,017,844
18,641	Toll Brothers, Inc.*	427,065
24,737	Tribune Co.	748,542
70,081	TRW Automotive Holdings Corp.*	2,080,705
7,737	Tupperware Brands Corp.	279,306
8,826	VF Corp.	769,009
38,966	Viacom, Inc., Class B*	1,608,906
22,154	Virgin Media, Inc.	489,825
88,459	Visteon Corp.*	561,715
3,909	WABCO Holdings, Inc.	198,655
111,445	Walt Disney (The) Co.	3,859,340
11,468	Warner Music Group Corp.	116,744
607	Washington Post (The) Co., Class B	515,343
11,044	WCI Communities, Inc.*	60,300
11,580	Wendy's International, Inc.	402,521
10,816	Whirlpool Corp.	856,411
8,941	Williams-Sonoma, Inc.	281,105
11,326	Wyndham Worldwide Corp.	371,833
25,104	Yum! Brands, Inc.	1,010,938
8,978	Zale Corp.*	189,256
		159,899,943
	Consumer Staples—11.7%
14,109	Alberto-Culver Co.	366,693
202,419	Altria Group, Inc.	14,762,418
52,535	Anheuser-Busch Cos., Inc.	2,693,995
60,103	Archer-Daniels-Midland Co.	2,150,485
23,758	Avon Products, Inc.	973,603
14,316	BJ's Wholesale Club, Inc.*	513,658
1,895	Brown-Forman Corp., Class A	145,536
4,133	Brown-Forman Corp., Class B	305,759
14,760	Bunge Ltd. (Bermuda)	1,700,204
25,597	Campbell Soup Co.	946,577
14,931	Carolina Group	1,280,781
13,091	Chiquita Brands International, Inc.*	245,456
10,365	Clorox (The) Co.	648,538
140,590	Coca-Cola (The) Co.	8,682,838
78,979	Coca-Cola Enterprises, Inc.	2,038,448
25,266	Colgate-Palmolive Co.	1,927,038
84,546	ConAgra Foods, Inc.	2,006,277
18,709	Constellation Brands, Inc., Class A*	469,970

See Notes to Financial Statements.
25

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
7,369	Corn Products International, Inc.	$313,477
41,052	Costco Wholesale Corp.	2,761,158
101,593	CVS Corp.	4,243,540
17,125	Dean Foods Co.	475,561
25,364	Del Monte Foods Co.	262,264
3,074	Energizer Holdings, Inc.*	320,618
13,516	Estee Lauder (The) Cos., Inc., Class A	593,352
13,728	Fresh Del Monte Produce, Inc. (Cayman Islands)	498,052
29,504	General Mills, Inc.	1,703,266
14,036	Great Atlantic & Pacific Tea Co., Inc.*	454,345
33,997	H.J. Heinz Co.	1,590,380
13,403	Hershey (The) Co.	577,803
11,666	Hormel Foods Corp.	425,576
4,603	J.M. Smucker (The) Co.	245,938
31,487	Kellogg Co.	1,662,199
36,297	Kimberly-Clark Corp.	2,573,094
821,827	Kraft Foods, Inc., Class A	27,457,241
145,706	Kroger (The) Co.	4,282,299
5,765	Longs Drug Stores Corp.	302,720
8,153	McCormick & Co., Inc.	285,600
16,174	Molson Coors Brewing Co., Class B	925,638
6,411	Nash Finch Co.	240,092
3,403	NBTY, Inc.*	121,147
4,355	Pantry (The), Inc.*	122,027
20,673	Pathmark Stores, Inc.*	270,816
25,453	Pepsi Bottling Group (The), Inc.	1,096,515
16,022	PepsiAmericas, Inc.	572,306
78,972	PepsiCo, Inc.	5,821,816
11,053	Performance Food Group Co.*	298,320
8,297	Pilgrim's Pride Corp.	246,421
131,913	Procter & Gamble (The) Co.	9,170,592
33,991	Reynolds American, Inc.	2,190,040
154,840	Rite Aid Corp.*	605,424
7,044	Ruddick Corp.	239,496
59,781	Safeway, Inc.	2,032,554
127,770	Sara Lee Corp.	2,113,316
84	Seaboard Corp.	137,088
26,260	Smithfield Foods, Inc.*	752,874
18,928	Spectrum Brands, Inc.*	81,580
32,142	SUPERVALU, Inc.	1,245,503
55,129	Sysco Corp.	1,890,373
79,421	Tyson Foods, Inc., Class A	1,254,852
5,333	Universal Corp.	259,930
13,667	UST, Inc.	728,724
52,579	Walgreen Co.	2,084,757
371,849	Wal-Mart Stores, Inc.	16,811,294
4,330	Weis Markets, Inc.	190,044
5,690	Whole Foods Market, Inc.	281,883
14,418	Wm. Wrigley Jr. Co.	889,158
		145,561,337

Number of Shares		Value
	Common Stocks (Continued)
	Energy—10.8%
47,433	Anadarko Petroleum Corp.	$2,799,496
23,832	Apache Corp.	2,474,000
6,024	Arch Coal, Inc.	246,984
14,678	Baker Hughes, Inc.	1,272,876
13,100	BJ Services Co.	329,989
4,658	Cameron International Corp.*	453,503
23,470	Chesapeake Energy Corp.	926,596
243,100	Chevron Corp.	22,246,081
9,072	Cimarex Energy Co.	367,507
8,675	CNX Gas Corp.*	276,906
159,748	ConocoPhillips	13,572,190
7,054	CONSOL Energy, Inc.	398,551
33,127	Devon Energy Corp.	3,094,062
3,877	Diamond Offshore Drilling, Inc.	438,993
10,255	Dresser-Rand Group, Inc.*	396,869
120,296	El Paso Corp.	2,124,427
5,334	ENSCO International, Inc.	295,984
10,106	EOG Resources, Inc.	895,392
5,050	Exterran Holdings, Inc.*	425,210
441,177	Exxon Mobil Corp.	40,583,872
6,230	FMC Technologies, Inc.*	377,725
13,371	Forest Oil Corp.*	649,697
7,195	Foundation Coal Holdings, Inc.	307,370
5,339	Frontier Oil Corp.	244,473
8,780	GlobalSantaFe Corp. (Cayman Islands)	711,443
3,858	Grant Prideco, Inc.*	189,659
45,863	Halliburton Co.	1,807,919
33,692	Hess Corp.	2,412,684
74,693	Marathon Oil Corp.	4,416,597
7,348	Massey Energy Co.	232,785
14,588	Murphy Oil Corp.	1,074,114
17,988	Nabors Industries Ltd. (Bermuda)*	505,103
14,576	National Oilwell Varco, Inc.*	1,067,546
11,197	Newfield Exploration Co.*	602,846
8,298	Noble Corp. (Cayman Islands)	439,379
6,890	Noble Energy, Inc.	527,361
64,445	Occidental Petroleum Corp.	4,449,927
4,410	Overseas Shipholding Group, Inc.	328,104
8,692	Patterson-UTI Energy, Inc.	173,318
9,135	Peabody Energy Corp.	509,276
9,820	Pioneer Natural Resources Co.	501,016
6,822	Pogo Producing Co.	406,318
13,254	Pride International, Inc.*	489,073
5,832	Rowan Cos., Inc.	227,331
37,361	Schlumberger Ltd. (Netherlands)	3,607,952
1,619	SEACOR Holdings, Inc.*	148,381
7,550	Ship Finance International Ltd. (Bermuda)	206,719
8,026	Smith International, Inc.	530,117
4,289	Southwestern Energy Co.*	221,870
66,867	Spectra Energy Corp.	1,737,205
6,657	Stone Energy Corp.*	296,769

See Notes to Financial Statements.
26

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
17,400	Sunoco, Inc.	$1,280,640
7,467	Teekay Shipping Corp. (Marshall Islands)	417,779
12,839	Tesoro Corp.	777,145
3,724	Tidewater, Inc.	203,591
9,837	Transocean, Inc. (Cayman Islands)*	1,174,243
15,595	USEC, Inc.*	137,236
47,043	Valero Energy Corp.	3,313,238
18,336	Weatherford International Ltd. (Bermuda)*	1,190,190
53,948	Williams (The) Cos., Inc.	1,968,563
3,662	World Fuel Services Corp.	162,190
11,354	XTO Energy, Inc.	753,679
		134,398,059
	Financials—18.9%
27,507	ACE Ltd. (Cayman Islands)	1,667,199
27,599	AFLAC, Inc.	1,732,665
495	Alleghany Corp.*	194,545
20,091	Allied Capital Corp.	592,283
7,812	Allied World Assurance Holdings Ltd. (Bermuda)	374,273
59,942	Allstate (The) Corp.	3,140,961
7,555	AMB Property Corp.	493,719
6,650	AMBAC Financial Group, Inc.	244,920
13,641	American Capital Strategies Ltd.	592,156
56,941	American Express Co.	3,470,554
11,488	American Financial Group, Inc.	343,491
15,273	American Financial Realty Trust	102,940
184,524	American International Group, Inc.	11,647,154
3,612	American National Insurance	467,032
13,295	AmeriCredit Corp.*	187,592
18,490	Ameriprise Financial, Inc.	1,164,500
52,335	Annaly Capital Management, Inc.	894,405
29,463	Aon Corp.	1,335,263
10,812	Apartment Investment & Management Co., Class A	505,245
4,877	Arch Capital Group Ltd. (Bermuda)*	364,653
7,703	Arthur J. Gallagher & Co.	204,977
8,092	Aspen Insurance Holdings Ltd. (Bermuda)	221,397
11,441	Associated Banc-Corp	330,187
10,231	Assurant, Inc.	597,900
10,443	Astoria Financial Corp.	271,414
4,003	AvalonBay Communities, Inc.	490,968
9,991	Axis Capital Holdings Ltd. (Bermuda)	397,042
8,380	BancorpSouth, Inc.	203,299
388,063	Bank of America Corp.	18,735,681
4,053	Bank of Hawaii Corp.	215,457
78,194	Bank of New York Mellon (The) Corp.	3,819,777
55,862	BB&T Corp.	2,065,218
9,180	Bear Stearns (The) Cos., Inc.	1,042,848
1,062	Berkshire Hathaway, Inc., Class B*	4,687,668
3,644	BOK Financial Corp.	198,744
7,924	Boston Properties, Inc.	858,486

Number of Shares		Value
	Common Stocks (Continued)
5,127	Brandywine Realty Trust	$132,635
3,451	BRE Properties, Inc.	189,115
4,253	Camden Property Trust	265,175
21,796	Capital One Financial Corp.	1,429,600
6,030	CB Richard Ellis Group, Inc., Class A*	147,011
5,668	CBL & Associates Properties, Inc.	187,667
41,807	Charles Schwab (The) Corp.	971,595
33,047	Chubb (The) Corp.	1,763,057
15,193	Cincinnati Financial Corp.	604,378
19,372	CIT Group, Inc.	682,669
245,685	Citigroup, Inc.	10,294,201
3,627	City National Corp.	245,185
586	CME Group, Inc.	390,423
23,220	CNA Financial Corp.	920,209
11,894	Colonial BancGroup (The), Inc.	228,127
4,787	Colonial Properties Trust	149,977
19,094	Comerica, Inc.	891,308
9,809	Commerce Bancorp, Inc.	399,717
4,983	Commerce Bancshares, Inc.	235,048
7,910	Commerce Group (The), Inc.	288,636
34,345	Conseco, Inc.*	542,308
64,700	Countrywide Financial Corp.	1,004,144
4,905	Cousins Properties, Inc.	141,215
3,908	Cullen/Frost Bankers, Inc.	207,827
7,289	Developers Diversified Realty Corp.	367,366
41,493	Discover Financial Services	800,815
2,489	Downey Financial Corp.	101,377
15,013	Duke Realty Corp.	482,668
22,212	E*Trade Financial Corp.*	247,442
5,541	Endurance Specialty Holdings Ltd. (Bermuda)	217,263
3,095	Equity Lifestyle Properties, Inc.	155,493
6,345	Equity One, Inc.	166,112
23,026	Equity Residential	962,026
4,674	Erie Indemnity Co., Class A	265,951
1,298	Essex Property Trust, Inc.	160,212
4,461	Everest Re Group Ltd. (Bermuda)	475,275
2,750	Federal Realty Investment Trust	242,605
5,345	Federated Investors, Inc., Class B	229,835
21,175	Fidelity National Title Group, Inc., Class A	325,883
54,773	Fifth Third Bancorp	1,713,299
11,808	First American (The) Corp.	355,421
14,850	First Horizon National Corp.	387,288
6,239	First Industrial Realty Trust, Inc.	254,239
11,983	FirstMerit Corp.	254,040
7,635	Franklin Resources, Inc.	990,107
80,257	Freddie Mac	4,191,823
23,254	Fremont General Corp.	64,414
47,046	Friedman Billings Ramsey Group, Inc., Class A	202,298
15,901	Fulton Financial Corp.	208,462

See Notes to Financial Statements.
27

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
10,098	General Growth Properties, Inc.	$548,927
86,453	Genworth Financial, Inc., Class A	2,360,167
6,413	Glimcher Realty Trust	142,369
21,560	Goldman Sachs Group (The), Inc.	5,345,155
5,769	Hanover Insurance Group (The), Inc.	265,778
25,339	Hartford Financial Services Group (The), Inc.	2,458,643
6,502	HCC Insurance Holdings, Inc.	194,345
12,729	HCP, Inc.	433,295
6,775	Health Care REIT, Inc.	300,065
6,591	Healthcare Realty Trust, Inc.	174,266
6,827	Highwoods Properties, Inc.	245,499
4,303	Home Properties, Inc.	221,260
10,876	Hospitality Properties Trust	430,690
17,074	Host Hotels & Resorts, Inc.	378,360
29,456	HRPT Properties Trust	276,592
34,764	Hudson City Bancorp, Inc.	544,404
37,389	Huntington Bancshares, Inc.	669,637
43,316	IMPAC Mortgage Holdings, Inc.	48,514
7,735	IndyMac Bancorp, Inc.	103,804
13,992	iStar Financial, Inc.	426,896
11,564	Janus Capital Group, Inc.	399,074
6,669	Jefferies Group, Inc.	178,262
289,293	JPMorgan Chase & Co.	13,596,770
44,294	KeyCorp	1,260,164
11,597	Kimco Realty Corp.	481,507
3,369	LandAmerica Financial Group, Inc.	93,625
8,933	Lazard Ltd., Class A (Bermuda)	448,437
3,560	Legg Mason, Inc.	295,266
34,706	Lehman Brothers Holdings, Inc.	2,198,278
9,712	Leucadia National Corp.	492,010
9,723	Liberty Property Trust	365,779
15,013	Lincoln National Corp.	936,361
32,088	Loews Corp.	1,575,200
6,915	M&T Bank Corp.	687,904
3,498	Macerich (The) Co.	299,814
9,558	Mack-Cali Realty Corp.	378,401
511	Markel Corp.*	277,585
71,856	Marsh & McLennan Cos., Inc.	1,860,352
17,259	Marshall & Ilsley Corp.	736,959
12,753	MBIA, Inc.	548,889
6,246	Mercury General Corp.	320,482
215,544	Merrill Lynch & Co., Inc.	14,230,214
58,776	MetLife, Inc.	4,046,728
7,852	MGIC Investment Corp.	152,015
14,394	Montpelier Re Holdings Ltd. (Bermuda)	257,653
4,054	Moody's Corp.	177,241
83,507	Morgan Stanley	5,616,680
77,372	National City Corp.	1,876,271
12,425	Nationwide Financial Services, Inc., Class A	666,601
6,880	Nationwide Health Properties, Inc.	214,794

Number of Shares		Value
	Common Stocks (Continued)
34,221	New York Community Bancorp, Inc.	$636,853
6,553	Newcastle Investment Corp.	97,312
11,918	Northern Trust Corp.	896,353
6,724	Novastar Financial, Inc.	35,503
3,397	Nuveen Investments, Inc., Class A	220,126
11,430	NYSE Euronext	1,072,934
5,334	Odyssey Re Holdings Corp.	198,318
32,028	Old Republic International Corp.	490,989
5,970	PartnerRe Ltd. (Bermuda)	497,003
4,018	Pennsylvania REIT	153,287
17,772	People's United Financial, Inc.	315,986
15,958	Phoenix (The) Cos., Inc.	219,901
18,352	Plum Creek Timber Co., Inc.	819,784
7,606	PMI Group (The), Inc.	121,924
30,192	PNC Financial Services Group, Inc.	2,178,655
35,893	Popular, Inc.	378,671
4,694	Post Properties, Inc.	192,454
3,995	Potlatch Corp.	190,402
16,240	Principal Financial Group, Inc.	1,098,961
45,730	Progressive (The) Corp.	846,005
12,327	ProLogis	884,339
7,212	Protective Life Corp.	309,178
34,320	Prudential Financial, Inc.	3,319,430
6,320	Public Storage, Inc.	511,730
6,323	Radian Group, Inc.	79,607
6,848	Raymond James Financial, Inc.	255,088
6,628	Rayonier, Inc.	320,066
8,013	Realty Income Corp.	236,704
5,255	Redwood Trust, Inc.	138,469
3,933	Regency Centers Corp.	281,131
42,748	Regions Financial Corp.	1,159,326
5,613	Reinsurance Group of America, Inc.	320,671
5,006	RenaissanceRe Holdings Ltd. (Bermuda)	292,050
11,466	Safeco Corp.	663,881
8,296	Senior Housing Properties Trust	185,996
5,956	Simon Property Group, Inc.	620,079
1,391	SL Green Realty Corp.	167,838
25,924	SLM Corp.	1,222,576
6,395	South Financial Group (The), Inc.	132,121
24,941	Sovereign Bancorp, Inc.	359,899
4,646	StanCorp Financial Group, Inc.	256,134
18,295	State Street Corp.	1,459,392
10,444	Strategic Hotels & Resorts, Inc.	228,097
1,608	Student Loan Corp.	267,057
30,713	SunTrust Banks, Inc.	2,229,764
22,155	Synovus Financial Corp.	584,006
8,692	T. Rowe Price Group, Inc.	558,374
11,990	TCF Financial Corp.	273,012
13,906	TD Ameritrade Holding Corp.*	266,161
18,146	Thornburg Mortgage, Inc.	190,533
7,656	Torchmark Corp.	498,865
5,023	Transatlantic Holdings, Inc.	374,364

See Notes to Financial Statements.
28

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
48,584	Travelers (The) Cos., Inc.	$2,536,571
5,592	Trustmark Corp.	150,928
155,187	U.S. Bancorp	5,146,001
10,220	UDR, Inc.	242,623
13,374	UnionBanCal Corp.	722,330
9,487	Unitrin, Inc.	439,343
50,530	Unum Group	1,179,370
10,737	Valley National Bancorp	219,894
5,753	Ventas, Inc.	246,746
8,326	Vornado Realty Trust	930,181
5,180	W.P. Carey & Co. LLC	181,041
11,708	W.R. Berkley Corp.	352,294
150,254	Wachovia Corp.	6,871,114
9,491	Washington Federal, Inc.	229,303
118,914	Washington Mutual, Inc.	3,315,322
4,807	Webster Financial Corp.	174,206
6,513	Weingarten Realty Investors	249,187
276,436	Wells Fargo & Co.	9,401,587
356	Wesco Financial Corp.	141,688
728	White Mountains Insurance Group Ltd. (Bermuda)	391,380
5,813	Whitney Holding Corp.	149,162
8,081	Willis Group Holdings Ltd. (Bermuda)	342,069
5,663	Wilmington Trust Corp.	205,963
16,328	XL Capital Ltd., Class A (Cayman Islands)	1,174,800
6,973	Zions Bancorp	412,174
		234,940,172
	Health Care—9.0%
93,577	Abbott Laboratories	5,111,176
4,351	Advanced Medical Optics, Inc.*	119,435
34,911	Aetna, Inc.	1,960,951
8,887	Alcon, Inc. (Switzerland)	1,352,690
6,105	Allergan, Inc.	412,576
31,725	AmerisourceBergen Corp.	1,494,565
42,775	Amgen, Inc.*	2,485,655
8,885	Applera Corp. - Applied Biosystems Group	329,989
5,685	Apria Healthcare Group, Inc.*	137,406
4,261	Barr Pharmaceuticals, Inc.*	244,241
31,240	Baxter International, Inc.	1,874,712
4,284	Beckman Coulter, Inc.	303,393
10,480	Becton, Dickinson & Co.	874,661
12,637	Biogen Idec, Inc.*	940,698
55,696	Boston Scientific Corp.*	772,504
229,892	Bristol-Myers Squibb Co.	6,894,460
3,641	C.R. Bard, Inc.	304,424
41,443	Cardinal Health, Inc.	2,819,367
4,867	Charles River Laboratories International, Inc.*	282,286
28,736	CIGNA Corp.	1,508,353
9,984	Community Health Systems, Inc.*	328,773
9,404	Coventry Health Care, Inc.*	567,155

Number of Shares		Value
	Common Stocks (Continued)
41,340	Covidien Ltd. (Bermuda)	$1,719,744
3,824	Dade Behring Holdings, Inc.	294,180
5,693	DaVita, Inc.*	371,127
6,786	DENTSPLY International, Inc.	281,483
81,275	Eli Lilly & Co.	4,401,041
21,438	Express Scripts, Inc.*	1,352,738
10,590	Forest Laboratories, Inc.*	413,751
13,702	Genentech, Inc.*	1,015,729
10,119	Genzyme Corp.*	768,740
11,183	Gilead Sciences, Inc.*	516,543
18,876	Health Management Associates, Inc., Class A	124,770
13,228	Health Net, Inc.*	709,153
6,165	Henry Schein, Inc.*	369,284
5,179	Hillenbrand Industries, Inc.	285,984
9,596	Hospira, Inc.*	396,603
14,056	Humana, Inc.*	1,053,497
7,519	IMS Health, Inc.	189,554
3,880	Invitrogen Corp.*	352,576
172,360	Johnson & Johnson	11,232,700
8,545	Kindred Healthcare, Inc.*	181,496
19,996	King Pharmaceuticals, Inc.*	211,958
5,388	Laboratory Corp. of America Holdings*	370,425
5,556	LifePoint Hospitals, Inc.*	169,569
6,149	Lincare Holdings, Inc.*	213,801
4,633	Magellan Health Services, Inc.*	195,049
4,989	Manor Care, Inc.	332,168
47,108	McKesson Corp.	3,113,839
33,360	Medco Health Solutions, Inc.*	3,148,517
39,936	Medtronic, Inc.	1,894,564
217,028	Merck & Co., Inc.	12,644,050
14,863	Mylan Laboratories, Inc.	223,540
9,369	Omnicare, Inc.	276,386
6,725	Owens & Minor, Inc.	272,632
6,469	Patterson Cos., Inc.*	253,003
9,877	PerkinElmer, Inc.	271,815
608,874	Pfizer, Inc.	14,984,388
5,790	PharMerica Corp.*	92,351
10,754	Quest Diagnostics, Inc.	571,898
92,400	Schering-Plough Corp.	2,820,048
11,437	St. Jude Medical, Inc.*	465,829
9,006	Stryker Corp.	639,426
151,875	Tenet Healthcare Corp.*	533,081
9,213	Thermo Fisher Scientific, Inc.*	541,817
53,658	UnitedHealth Group, Inc.	2,637,291
5,209	Universal Health Services, Inc., Class B	253,939
3,434	Varian Medical Systems, Inc.*	167,476
13,091	Watson Pharmaceuticals, Inc.*	400,061
40,398	WellPoint, Inc.*	3,200,734
86,459	Wyeth	4,204,501
7,822	Zimmer Holdings, Inc.*	543,551
		112,797,870

See Notes to Financial Statements.
29

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Industrials—11.2%
52,978	3M Co.	$4,575,180
13,728	ACCO Brands Corp.*	294,328
3,035	Acuity Brands, Inc.	145,073
7,709	AGCO Corp.*	460,073
5,382	Alaska Air Group, Inc.*	136,703
4,128	Alexander & Baldwin, Inc.	216,225
2,768	Alliant Techsystems, Inc.*	305,560
96,471	Allied Waste Industries, Inc.*	1,219,393
2,951	AMERCO*	190,428
11,749	American Standard Cos., Inc.	437,885
24,505	AMR Corp.*	588,120
9,142	Avery Dennison Corp.	529,322
100,406	Avis Budget Group, Inc.*	2,095,473
50,680	Boeing Co.	4,996,540
7,068	Briggs & Stratton Corp.	159,101
4,104	Brink's (The) Co.	257,116
11,309	Builders FirstSource, Inc.*	81,990
23,556	Burlington Northern Santa Fe Corp.	2,052,905
5,331	C.H. Robinson Worldwide, Inc.	266,124
4,640	Carlisle Cos., Inc.	183,048
47,089	Caterpillar, Inc.	3,513,310
4,672	ChoicePoint, Inc.*	183,703
9,805	Cintas Corp.	358,863
15,202	Continental Airlines, Inc., Class B*	522,189
6,031	Con-way, Inc.	256,981
13,269	Cooper Industries Ltd., Class A (Bermuda)	695,163
6,945	Corrections Corp. of America*	196,474
4,877	Crane Co.	231,365
33,868	CSX Corp.	1,516,270
8,364	Cummins, Inc.	1,003,345
10,286	Danaher Corp.	881,202
16,030	Deere & Co.	2,483,047
8,958	Deluxe Corp.	361,366
5,058	Dollar Thrifty Automotive Group*	174,501
14,264	Dover Corp.	656,144
1,996	Dun & Bradstreet (The) Corp.	193,313
11,684	Eaton Corp.	1,081,705
8,940	EMCOR Group, Inc.*	307,804
59,252	Emerson Electric Co.	3,097,102
5,928	Equifax, Inc.	228,228
5,027	Expeditors International of Washington, Inc.	254,618
18,038	FedEx Corp.	1,864,047
4,605	Flowserve Corp.	363,611
6,961	Fluor Corp.	1,099,838
6,722	GATX Corp.	275,400
24,577	General Dynamics Corp.	2,235,524
915,665	General Electric Co.	37,688,770
11,037	Goodrich Corp.	768,837
6,743	Harsco Corp.	408,761

Number of Shares		Value
	Common Stocks (Continued)
3,847	HNI Corp.	$166,806
63,083	Honeywell International, Inc.	3,810,844
5,886	Hubbell, Inc., Class B	323,730
23,951	IKON Office Solutions, Inc.	316,153
34,417	Illinois Tool Works, Inc.	1,970,717
24,186	Ingersoll-Rand Co. Ltd., Class A (Bermuda)	1,217,765
10,265	ITT Corp.	686,934
7,914	J.B. Hunt Transport Services, Inc.	219,376
8,099	Jacobs Engineering Group, Inc.*	705,828
5,551	Kansas City Southern*	214,768
10,413	Kelly Services, Inc., Class A	218,985
3,342	Kennametal, Inc.	304,824
7,157	L-3 Communications Holdings, Inc.	784,693
6,641	Lennox International, Inc.	237,084
25,756	Lockheed Martin Corp.	2,834,190
9,001	Manpower, Inc.	672,735
46,756	Masco Corp.	1,125,884
3,367	Monster Worldwide, Inc.*	136,633
6,140	Mueller Industries, Inc.	220,794
1,417	NACCO Industries, Inc., Class A	146,787
29,815	Norfolk Southern Corp.	1,539,945
37,425	Northrop Grumman Corp.	3,129,479
3,148	Oshkosh Truck Corp.	170,622
27,129	PACCAR, Inc.	1,507,287
7,880	Pall Corp.	315,752
17,230	Parker Hannifin Corp.	1,384,775
10,005	Pentair, Inc.	354,077
17,478	PHH Corp.*	390,808
20,391	Pitney Bowes, Inc.	816,456
3,161	Precision Castparts Corp.	473,549
10,675	Quanta Services, Inc.*	352,275
23,914	R.R. Donnelley & Sons Co.	963,495
40,388	Raytheon Co.	2,569,081
12,804	Republic Services, Inc.	437,769
5,277	Robert Half International, Inc.	158,785
8,655	Rockwell Automation, Inc.	596,156
5,492	Rockwell Collins, Inc.	410,857
10,215	Ryder System, Inc.	488,788
1,191	Sequa Corp., Class A*	207,020
253	Sequa Corp., Class B*	43,832
8,109	Shaw Group (The), Inc.*	604,931
51,600	Southwest Airlines Co.	733,236
5,995	SPX Corp.	607,294
15,915	Steelcase, Inc., Class A	284,401
7,491	Tecumseh Products Co., Class A*	135,362
2,127	Tecumseh Products Co., Class B*	34,479
3,845	Teleflex, Inc.	281,492
5,139	Terex Corp.*	381,417
22,991	Textron, Inc.	1,591,207
12,875	Timken (The) Co.	428,223
4,518	Trinity Industries, Inc.	163,281

See Notes to Financial Statements.
30

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
41,340	Tyco International Ltd. (Bermuda)	$1,701,968
23,116	Union Pacific Corp.	2,959,773
77,121	United Parcel Service, Inc., Class B	5,791,786
17,268	United Rentals, Inc.*	590,393
4,743	United Stationers, Inc.*	274,667
62,198	United Technologies Corp.	4,763,745
7,137	URS Corp.*	441,138
4,685	USG Corp.*	186,229
6,539	W.W. Grainger, Inc.	587,987
3,935	Washington Group International, Inc.*	383,072
48,464	Waste Management, Inc.	1,763,605
8,289	Werner Enterprises, Inc.	157,657
3,296	WESCO International, Inc.*	153,758
10,753	YRC Worldwide, Inc.*	264,309
		139,983,816
	Information Technology—10.4%
38,907	Accenture Ltd., Class A (Bermuda)	1,519,318
9,812	Activision, Inc.*	232,054
7,466	Adobe Systems, Inc.*	357,621
46,140	Advanced Micro Devices, Inc.*	603,511
10,572	Affiliated Computer Services, Inc., Class A*	535,578
19,303	Agilent Technologies, Inc.*	711,316
2,976	Alliance Data Systems Corp.*	239,270
9,093	Altera Corp.	178,405
9,435	Amdocs Ltd. (Guernsey)*	324,564
16,028	Amkor Technology, Inc.*	181,597
12,307	Analog Devices, Inc.	411,792
19,767	Andrew Corp.*	289,784
3,748	Anixter International, Inc.*	269,294
12,610	Apple, Inc.*	2,395,270
55,997	Applied Materials, Inc.	1,087,462
19,205	Arrow Electronics, Inc.*	767,816
36,760	Atmel Corp.*	179,756
29,155	Automatic Data Processing, Inc.	1,444,922
15,597	Avnet, Inc.*	650,707
15,341	AVX Corp.	237,018
16,223	BEA Systems, Inc.*	274,169
8,141	Benchmark Electronics, Inc.*	166,972
7,406	BMC Software, Inc.*	250,619
8,708	Broadcom Corp., Class A*	283,445
7,371	Broadridge Financial Solutions, Inc.	147,420
20,490	CA, Inc.	541,961
14,409	Cadence Design Systems, Inc.*	282,416
7,232	Ceridian Corp.*	259,918
13,434	Check Point Software Technologies (Israel)*	339,343
4,235	CheckFree Corp.*	201,290
169,860	Cisco Systems, Inc.*	5,615,572
5,549	Citrix Systems, Inc.*	238,552
28,554	Computer Sciences Corp.*	1,667,268

Number of Shares		Value
	Common Stocks (Continued)
22,148	Compuware Corp.*	$221,480
12,912	Convergys Corp.*	236,677
31,904	Corning, Inc.	774,310
147,275	Dell, Inc.*	4,506,615
5,981	Diebold, Inc.	250,245
3,615	DST Systems, Inc.*	306,227
34,045	eBay, Inc.*	1,229,025
10,253	Electronic Arts, Inc.*	626,663
74,824	Electronic Data Systems Corp.	1,615,450
106,652	EMC Corp.*	2,707,894
11,515	Fairchild Semiconductor International, Inc., Class A*	210,149
23,368	Fidelity National Information Services, Inc.	1,077,732
9,441	Fiserv, Inc.*	523,031
178,645	Flextronics International Ltd. (Singapore)*	2,199,120
2,280	Google, Inc., Class A*	1,611,960
4,919	Harris Corp.	297,895
9,054	Hewitt Associates, Inc., Class A*	319,425
169,936	Hewlett-Packard Co.	8,782,292
74,525	Ingram Micro, Inc., Class A*	1,582,911
10,793	Insight Enterprises, Inc.*	298,319
373,768	Intel Corp.	10,054,358
96,986	International Business Machines Corp.	11,262,013
4,889	International Rectifier Corp.*	163,195
7,010	Intersil Corp., Class A	212,683
10,699	Intuit, Inc.*	344,187
10,808	Iron Mountain, Inc.*	375,362
18,405	Jabil Circuit, Inc.	399,941
11,440	JDS Uniphase Corp.*	174,574
30,425	Juniper Networks, Inc.*	1,095,300
6,008	KLA-Tencor Corp.	316,321
3,581	Lam Research Corp.*	179,766
8,408	Lexmark International, Inc., Class A*	353,052
9,090	Linear Technology Corp.	300,152
41,221	LSI Logic Corp.*	272,059
15,925	Marvell Technology Group Ltd. (Bermuda)*	287,128
3,442	Mastercard, Inc., Class A	652,431
6,672	McAfee, Inc.*	275,887
1,831	Mettler Toledo International, Inc.*	194,727
5,682	Microchip Technology, Inc.	188,472
73,061	Micron Technology, Inc.*	767,871
658,769	Microsoft Corp.	24,249,286
6,225	Molex, Inc.	177,786
5,291	Molex, Inc., Class A	144,444
5,356	MoneyGram International, Inc.	85,428
169,098	Motorola, Inc.	3,177,351
8,490	National Semiconductor Corp.	213,439
12,578	NCR Corp.*	347,027
5,657	Network Appliance, Inc.*	178,139
27,397	Novell, Inc.*	207,121

See Notes to Financial Statements.
31

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
7,447	Novellus Systems, Inc.*	$211,569
13,533	NVIDIACorp.*	478,798
150,247	Oracle Corp.*	3,330,976
11,777	Paychex, Inc.	492,043
11,441	Perot Systems Corp., Class A*	167,039
35,692	QUALCOMM, Inc.	1,525,119
8,874	SanDisk Corp.*	394,006
194,581	Sanmina-SCI Corp.*	430,024
26,784	Seagate Technology (Cayman Islands)	745,667
22,364	Spansion, Inc., Class A*	157,666
217,996	Sun Microsystems, Inc.*	1,244,757
27,274	Symantec Corp.*	512,206
13,563	SYNNEX Corp.*	303,404
8,068	Synopsys, Inc.*	228,002
27,099	Tech Data Corp.*	1,065,804
31,237	Tellabs, Inc.*	275,198
12,578	Teradata Corp.*	358,850
9,783	Teradyne, Inc.*	120,722
59,311	Texas Instruments, Inc.	1,933,539
6,112	Total System Services, Inc.	183,116
41,340	Tyco Electronics Ltd. (Bermuda)	1,474,598
51,454	Unisys Corp.*	312,840
20,375	UTStarcom, Inc.*	65,200
11,811	VeriSign, Inc.*	402,637
28,210	Vishay Intertechnology, Inc.*	355,164
12,242	Western Digital Corp.*	317,313
21,217	Western Union (The) Co.	467,623
83,329	Xerox Corp.*	1,453,258
10,166	Xilinx, Inc.	248,050
29,455	Yahoo!, Inc.*	916,051
		129,084,159
	Materials—4.1%
6,793	AbitibiBowater, Inc.	232,714
14,699	Air Products & Chemicals, Inc.	1,438,297
4,337	Airgas, Inc.	218,888
9,284	AK Steel Holding Corp.*	465,407
4,488	Albemarle Corp.	214,347
93,229	Alcoa, Inc.	3,690,936
2,153	Allegheny Technologies, Inc.	219,972
9,897	Ashland, Inc.	581,152
8,218	Ball Corp.	407,448
10,307	Bemis Co., Inc.	290,245
5,913	Cabot Corp.	207,014
18,270	Celanese Corp., Series A	766,609
25,079	Chemtura Corp.	233,736
9,007	Commercial Metals Co.	282,640
23,319	Crown Holdings, Inc.*	578,311
3,327	Cytec Industries, Inc.	221,944
112,651	Dow Chemical (The) Co.	5,073,800
87,272	E.I. du Pont de Nemours & Co.	4,320,836
11,871	Eastman Chemical Co.	790,490

Number of Shares		Value
	Common Stocks (Continued)
11,306	Ecolab, Inc.	$533,304
7,119	FMC Corp.	409,343
18,696	Freeport-McMoRan Copper & Gold, Inc., Class B	2,200,145
38,272	Graphic Packaging Corp.*	188,298
2,465	Greif, Inc., Class A	156,774
725	Greif, Inc., Class B	42,282
10,350	Hercules, Inc.	194,684
48,115	Huntsman Corp.	1,267,830
6,475	International Flavors & Fragrances, Inc.	338,060
73,737	International Paper Co.	2,725,320
16,288	Louisiana-Pacific Corp.	268,100
6,858	Lubrizol (The) Corp.	465,521
25,514	Lyondell Chemical Co.	1,210,639
1,869	Martin Marietta Materials, Inc.	241,755
28,101	MeadWestvaco Corp.	945,318
18,794	Monsanto Co.	1,834,858
11,939	Mosaic (The) Co.*	833,342
14,162	Nalco Holding Co.	352,067
22,091	Newmont Mining Corp.	1,123,548
15,180	Nucor Corp.	941,464
11,093	Olin Corp.	252,699
28,796	Owens-Illinois, Inc.*	1,279,118
9,032	Packaging Corp. of America	287,579
11,144	Pactiv Corp.*	306,126
19,230	PPG Industries, Inc.	1,437,250
16,422	Praxair, Inc.	1,403,753
4,346	Reliance Steel & Aluminum Co.	253,589
7,973	Rockwood Holdings, Inc.*	311,665
19,150	Rohm & Haas Co.	993,502
12,590	RPM International, Inc.	269,804
3,884	Scotts Miracle-Gro (The) Co., Class A	178,237
14,444	Sealed Air Corp.	360,089
6,098	Sigma-Aldrich Corp.	315,084
3,335	Silgan Holdings, Inc.	181,991
59,162	Smurfit-Stone Container Corp.*	716,452
10,799	Sonoco Products Co.	333,905
11,175	Southern Copper Corp.	1,561,148
4,080	Steel Dynamics, Inc.	217,138
8,685	Temple-Inland, Inc.	466,124
8,530	United States Steel Corp.	920,387
7,569	Valhi, Inc.	202,017
9,250	Valspar (The) Corp.	231,528
4,472	Vulcan Materials Co.	382,401
25,786	Weyerhaeuser Co.	1,957,415
12,445	Worthington Industries, Inc.	311,125
		51,637,564
	Telecommunication Services—4.2%
37,292	ALLTEL Corp.	2,653,326
12,219	American Tower Corp., Class A*	539,835
387,111	AT&T, Inc.	16,177,368

See Notes to Financial Statements.
32

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
12,282	CenturyTel, Inc.	$541,022
38,233	Cincinnati Bell, Inc.*	207,223
53,290	Citizens Communications Co.	701,296
6,365	Crown Castle International Corp.*	261,411
28,218	Embarq Corp.	1,493,297
30,206	Level 3 Communications, Inc.*	91,524
2,787	NII Holdings, Inc.*	161,646
149,475	Qwest Communications International, Inc.*	1,073,231
300,145	Sprint Nextel Corp.	5,132,480
5,126	Telephone & Data Systems, Inc.	357,795
5,629	Telephone & Data Systems, Inc., Special Shares	370,670
7,154	United States Cellular Corp.*	673,549
475,847	Verizon Communications, Inc.	21,922,270
		52,357,943
	Utilities—6.5%
53,194	AES (The) Corp.*	1,138,884
8,156	AGL Resources, Inc.	322,407
10,393	Allegheny Energy, Inc.*	630,439
5,627	ALLETE, Inc.	245,844
14,332	Alliant Energy Corp.	573,280
30,320	Ameren Corp.	1,639,099
70,574	American Electric Power Co., Inc.	3,402,372
7,541	Aqua America, Inc.	175,404
124,182	Aquila, Inc.*	519,081
11,890	Atmos Energy Corp.	333,515
9,495	Avista Corp.	209,365
5,806	Black Hills Corp.	257,903
82,462	CenterPoint Energy, Inc.	1,382,063
7,105	Cleco Corp.	187,217
41,367	CMS Energy Corp.	701,998
42,135	Consolidated Edison, Inc.	1,984,137
15,641	Constellation Energy Group, Inc.	1,481,203
31,316	Dominion Resources, Inc.	2,869,484
13,440	DPL, Inc.	390,298
30,732	DTE Energy Co.	1,524,307
142,568	Duke Energy Corp.	2,733,028
107,596	Dynegy, Inc., Class A*	990,959
37,551	Edison International	2,183,591
3,906	Energen Corp.	249,984
32,131	Energy East Corp.	895,812
18,012	Entergy Corp.	2,159,098
5,945	Equitable Resources, Inc.	334,822
50,628	Exelon Corp.	4,190,985
35,912	FirstEnergy Corp.	2,503,066
35,554	FPL Group, Inc.	2,432,605
14,641	Great Plains Energy, Inc.	436,887
13,624	Hawaiian Electric Industries, Inc.	316,077
7,978	IDACORP, Inc.	278,352
7,297	Integrys Energy Group, Inc.	392,652

Number of Shares		Value
	Common Stocks (Continued)
16,090	MDU Resources Group, Inc.	$453,094
28,299	Mirant Corp.*	1,198,746
9,224	National Fuel Gas Co.	447,272
3,918	New Jersey Resources Corp.	192,962
7,377	Nicor, Inc.	319,203
54,554	NiSource, Inc.	1,115,629
22,655	Northeast Utilities	698,454
4,800	NorthWestern Corp.	132,384
11,459	NRG Energy, Inc.*	523,218
15,653	NSTAR	550,359
12,845	OGE Energy Corp.	491,964
12,644	ONEOK, Inc.	631,441
32,802	Pepco Holdings, Inc.	934,529
41,995	PG&E Corp.	2,054,815
9,118	Piedmont Natural Gas Co., Inc.	232,783
16,267	Pinnacle West Capital Corp.	657,187
9,234	PNM Resources, Inc.	230,942
18,285	Portland General Electric Co.	514,723
30,800	PPL Corp.	1,592,360
45,119	Progress Energy, Inc.	2,165,712
27,911	Public Service Enterprise Group, Inc.	2,668,292
19,732	Puget Energy, Inc.	557,429
9,069	Questar Corp.	517,659
402,815	Reliant Energy, Inc.*	11,085,468
16,798	SCANA Corp.	681,831
22,753	Sempra Energy	1,399,537
19,627	Sierra Pacific Resources	331,107
99,356	Southern (The) Co.	3,642,390
9,394	Southern Union Co.	295,911
5,404	Southwest Gas Corp.	160,823
36,591	TECO Energy, Inc.	615,827
13,398	UGI Corp.	356,655
4,918	UIL Holdings Corp.	173,015
4,818	Unisource Energy Corp.	152,827
11,788	Vectren Corp.	330,536
14,096	Westar Energy, Inc.	375,236
8,890	WGL Holdings, Inc.	301,549
13,395	Wisconsin Energy Corp.	641,353
78,006	Xcel Energy, Inc.	1,759,035
		81,250,475
	Total Common Stocks (Cost $1,167,927,688)	1,241,911,338
	Investment Company—0.0%
	Financials—0.0%
8,143	Tri-Continental Corp. (Cost $184,435)	199,015

See Notes to Financial Statements.
33

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Money Market Fund—0.2%
2,728,210	Liquid Assets Portfolio Private Class** (Cost $2,728,210)	$2,728,210
	Total Investments (Cost $1,170,840,333)—99.8%	1,244,838,563
	Other assets less liabilities —0.2%	2,518,645
	Net Assets—100.0%	$1,247,357,208

REIT Real Estate Investment Trust.

*  Non-income producing security.

**  Affiliated investment.

COUNTRY BREAKDOWN

October 31, 2007 (Unaudited)

	Value	Net Assets
United States	$1,210,058,033	97.0%
Bermuda	16,496,395	1.3
Cayman Islands	6,790,657	0.6
Netherlands	3,607,952	0.3
Panama	2,331,396	0.2
Singapore	2,199,120	0.2
Switzerland	1,352,690	0.1
Liberia	920,634	0.1
Marshall Islands	417,779	0.0
Israel	339,343	0.0
Guernsey	324,564	0.0
Total investments	1,244,838,563	99.8
Other assets less liabilities	2,518,645	0.2
Net Assets	$1,247,357,208	100.0%

See Notes to Financial Statements.
34

This page intentionally left blank

Statements of Assets and Liabilities

October 31, 2007 (Unaudited)

	PowerShares Dynamic Market Portfolio	PowerShares Dynamic OTC Portfolio	PowerShares Dynamic MagniQuant Portfolio	PowerShares FTSE RAFI US 1000 Portfolio
ASSETS:
Unaffiliated investments at value	$853,362,871	$158,052,627	$93,172,723	$1,242,110,353
Affiliated investments at value	—	—	—	2,728,210
Cash	543,960	126,201	65,274	1,922,527
Receivables:
Dividends	495,987	7,070	39,772	1,212,871
Expense waivers due from Adviser	—	2,588	2,505	—
Capital stock sold	—	—	—	6,199,788
Investments sold	—	—	—	158,686
Other assets	11,533	1,861	998	12,907
Total Assets	854,414,351	158,190,347	93,281,272	1,254,345,342
LIABILITIES:
Payables:
Investments purchased	—	—	—	6,078,334
Expense reimbursements due to Adviser	—	—	—	6,192
Accrued advisory fees	363,376	66,170	40,792	520,075
Accrued expenses	247,565	78,182	71,265	383,533
Total Liabilities	610,941	144,352	112,057	6,988,134
NET ASSETS	$853,803,410	$158,045,995	$93,169,215	$1,247,357,208
NET ASSETS CONSIST OF:
Paid-in capital	$893,971,421	$179,980,653	$90,046,454	$1,157,673,156
Undistributed net investment income	409,970	262,470	17,290	3,876,353
Accumulated net realized gain (loss) on investments	(87,070,645)	(30,984,229)	(790,472)	11,809,469
Net unrealized appreciation on investments	46,492,664	8,787,101	3,895,943	73,998,230
Net Assets	$853,803,410	$158,045,995	$93,169,215	$1,247,357,208
Shares outstanding (unlimited amount authorized, $0.01 par value)	16,050,000	2,750,000	3,300,000	20,000,000
Net asset value	$53.20	$57.47	$28.23	$62.37
Unaffiliated investments at cost	$806,870,207	$149,265,526	$89,276,780	$1,168,112,123
Affiliated investments at cost	$—	$—	$—	$2,728,210

See Notes to Financial Statements.
36

Statements of Operations

Six Months Ended October 31, 2007 (Unaudited)

	PowerShares Dynamic Market Portfolio	PowerShares Dynamic OTC Portfolio	PowerShares Dynamic MagniQuant Portfolio	PowerShares FTSE RAFI US 1000 Portfolio
INVESTMENT INCOME:
Unaffiliated dividend income	$6,302,168	$721,067	$575,937	$12,240,027
Affiliated dividend income	10,316	—	—	52,022
Foreign withholding tax	—	—	—	(6,624)
Total Income	6,312,484	721,067	575,937	12,285,425
EXPENSES:
Advisory fees	2,315,404	391,501	234,194	2,985,210
Sub-licensing	138,924	23,490	23,419	597,042
Administration & Accounting fees	135,329	42,911	37,385	173,037
Printing	113,413	18,736	9,272	118,788
Custodian & transfer agent fees	27,841	7,028	4,815	33,993
Trustees	20,052	5,425	4,353	23,745
Legal	18,386	2,730	1,351	18,012
Audit	8,319	8,319	8,319	8,319
Listing fees and expenses	5,825	5,171	5,106	1,972
Registration & filings	—	—	4,424	21,977
Offering costs	—	—	17,885	—
Other expenses	10,677	6,019	4,459	18,211
Total Expenses	2,794,170	511,330	354,982	4,000,306
Net expenses reimbursed to the Adviser under the Expense Agreement	—	—	—	118,831
Less fees waived:
Advisory.	(48,609)	(41,529)	(32,645)	—
Net Expenses	2,745,561	469,801	322,337	4,119,137
Net Investment Income	3,566,923	251,266	253,600	8,166,288
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(26,792,770)	(5,797,734)	(4,357,122)	(1,691,727)
In-kind redemptions	46,408,899	13,898,977	4,460,859	14,690,199
Net realized gain	19,616,129	8,101,243	103,737	12,998,472
Net change in unrealized appreciation/ depreciation on investments	(25,468,574)	(1,923,564)	580,591	9,630,787
Net realized and unrealized gain (loss) on investments	(5,852,445)	6,177,679	684,328	22,629,259
Net increase (decrease) in net assets resulting from operations	$(2,285,522)	$6,428,945	$937,928	$30,795,547

See Notes to Financial Statements.
37

Statements of Changes in Net Assets

	PowerShares Dynamic Market Portfolio		PowerShares Dynamic OTC Portfolio
	Six Months Ended October 31, 2007 (Unaudited)	Year Ended April 30, 2007	Six Months Ended October 31, 2007 (Unaudited)	Year Ended April 30, 2007
OPERATIONS:
Net investment income (loss)	$3,566,923	$8,003,691	$251,266	$(265,225)
Net realized gain on investments	19,616,129	66,688,243	8,101,243	7,164,567
Net change in unrealized appreciation/depreciation of investments	(25,468,574)	29,944,772	(1,923,564)	(5,390,297)
Net increase (decrease) in net assets resulting from operations	(2,285,522)	104,636,706	6,428,945	1,509,045
Undistributed net investment income (loss) included in the price of units issued and redeemed	(78,041)	4,323	11,204	91,702
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(5,473,510)	(6,116,430)	—	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	696,446,823	1,426,914,403	141,621,361	259,930,591
Value of shares repurchased	(807,988,993)	(1,471,486,113)	(149,603,256)	(324,280,921)
Net income equalization	78,041	(4,323)	(11,204)	(91,702)
Net increase (decrease) in net assets resulting from shares transactions	(111,464,129)	(44,576,033)	(7,993,099)	(64,442,032)
Increase (decrease) in Net Assets	(119,301,202)	53,948,566	(1,552,950)	(62,841,285)
NET ASSETS:
Beginning of period	973,104,612	919,156,046	159,598,945	222,440,230
End of period	$853,803,410	$973,104,612	$158,045,995	$159,598,945
Undistributed net investment income at end of period	$409,970	$2,394,598	$262,470	$—
CHANGES IN SHARES OUTSTANDING:
Shares sold	13,150,000	29,700,000	2,550,000	5,150,000
Shares repurchased	(15,350,000)	(30,650,000)	(2,700,000)	(6,400,000)
Shares outstanding, beginning of period	18,250,000	19,200,000	2,900,000	4,150,000
Shares outstanding, end of period	16,050,000	18,250,000	2,750,000	2,900,000

*  Commencement of Investment Operations.

See Notes to Financial Statements.
38

	PowerShares Dynamic MagniQuant Portfolio		PowerShares FTSE RAFI US 1000 Portfolio
	Six Months Ended October 31, 2007 (Unaudited)	For the Period October 12, 2006* Through April 30, 2007	Six Months Ended October 31, 2007 (Unaudited)	Year Ended April 30, 2007
OPERATIONS:
Net investment income (loss)	$253,600	$303,423	$8,166,288	$6,345,432
Net realized gain on investments	103,737	1,471,982	12,998,472	20,651,459
Net change in unrealized appreciation/depreciation of investments	580,591	3,315,352	9,630,787	61,838,256
Net increase (decrease) in net assets resulting from operations	937,928	5,090,757	30,795,547	88,835,147
Undistributed net investment income (loss) included in the price of units issued and redeemed	26,403	34,154	692,860	2,687,242
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(459,247)	(106,889)	(6,657,382)	(4,798,111)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	89,545,202	118,994,387	272,205,549	1,023,566,925
Value of shares repurchased	(78,123,671)	(42,709,252)	(104,175,116)	(157,298,357)
Net income equalization	(26,403)	(34,154)	(692,860)	(2,687,242)
Net increase (decrease) in net assets resulting from shares transactions	11,395,128	76,250,981	167,337,573	863,581,326
Increase (decrease) in Net Assets	11,900,212	81,269,003	192,168,598	950,305,604
NET ASSETS:
Beginning of period	81,269,003	—	1,055,188,610	104,883,006
End of period	$93,169,215	$81,269,003	$1,247,357,208	$1,055,188,610
Undistributed net investment income at end of period	$17,290	$196,534	$3,876,353	$1,674,587
CHANGES IN SHARES OUTSTANDING:
Shares sold	3,200,000	4,500,000	4,400,000	18,000,000
Shares repurchased	(2,800,000)	(1,600,000)	(1,700,000)	(2,700,000)
Shares outstanding, beginning of period	2,900,000	—	17,300,000	2,000,000
Shares outstanding, end of period	3,300,000	2,900,000	20,000,000	17,300,000

39

Financial Highlights

PowerShares Dynamic Market Portfolio

	Six Months Ended October 31, 2007		Year Ended April 30,			For the Year May 1, 2003* Through
	(Unaudited)		2007	2006	2005	April 30, 2004
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$53.32		$47.87	$39.11	$35.05	$26.99	†
Net investment income**	0.20		0.42	0.34	0.26	0.15	†
Net realized and unrealized gain (loss) on investments	(0.01)		5.35	8.75	4.02	8.09	†
Total from operations .	0.19		5.77	9.09	4.28	8.24	†
Undistributed net investment income included in price of units issued and redeemed**	—	(a)	— (a)	—	—	—
Distributions to shareholders from:
Net investment income	(0.31)		(0.32)	(0.33)	(0.22)	(0.18	)†
Net asset value at end of period	$53.20		$53.32	$47.87	$39.11	$35.05	†
TOTAL RETURN***	0.36%		12.12%	23.30%	12.23%	30.50%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted) .	$853,803		$973,105	$919,156	$283,620	$85,946
Ratio to average net assets of:
Expenses, net of waivers	0.59	%††	0.60%	0.60%	0.60%	0.60%
Expenses, prior to waivers	0.60	%††	0.62%	0.63%	0.70%	1.26%
Net investment income, net of waivers	0.77	%††	0.87%	0.76%	0.68%	0.46%
Portfolio turnover rate †††	61%		114%	103%	94%	58%

PowerShares Dynamic OTC Portfolio

	Six Months Ended October 31, 2007		Year Ended April 30,			For the Year May 1, 2003* Through
	(Unaudited)		2007	2006	2005	April 30, 2004
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$55.03		$53.60	$42.38	$36.59	$28.57	†
Net investment income (loss)**	0.09		(0.07)	(0.02)	(0.03)	(0.04	)†
Net realized and unrealized gain on investments	2.35		1.47	11.30	5.82	8.06	†
Total from operations	2.44		1.40	11.28	5.79	8.02	†
Undistributed net investment income included in price of units issued and redeemed**	—	(a)	0.03	—	—	—
Distributions to shareholders from:
Net investment income	—		—	(0.02)	—	—
Tax return of capital	—		—	(0.04)	—	—
Total distributions	—		—	(0.06)	—	—
Net asset value at end of period	$57.47		$55.03	$53.60	$42.38	$36.59	†
TOTAL RETURN***	4.43%		2.67%	26.63%	15.81%	28.07%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$158,046		$159,599	$222,440	$65,747	$34,817
Ratio to average net assets of:
Expenses, net of waivers	0.60	%††	0.60%	0.60%	0.60%	0.60%
Expenses, prior to waivers	0.65	%††	0.69%	0.69%	1.06%	1.66%
Net investment income (loss), net of waivers	0.32	%††	(0.15)%	(0.04)%	(0.06)%	(0.10)%
Portfolio turnover rate †††	35%		107%	77%	112%	79%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Per share amounts have been adjusted for 4 for 1 stock split (See Note 9).

††  Annualized.

†††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.
40

Financial Highlights (Continued)

PowerShares Dynamic MagniQuant Portfolio

	Six Months Ended October 31, 2007 (Unaudited)		For the Period October 12, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$28.02		$25.37
Net investment income**	0.08		0.15
Net realized and unrealized gain on investments	0.26		2.53
Total from operations	0.34		2.68
Undistributed net investment income included in price of units issued and redeemed**	0.01		0.02
Distributions to shareholders from:
Net investment income	(0.14)		(0.05)
Net asset value at end of period	$28.23		$28.02
TOTAL RETURN***	1.25%		10.67%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$93,169		$81,269
Ratio to average net assets of:
Expenses, net of waivers and reimbursements	0.69	%†	0.67	%†
Expenses, prior to waivers and reimbursements	0.76	%†(a)	0.84	%†
Net investment income, net of waivers and reimbursements	0.54	%†	1.04	%†
Portfolio turnover rate ††	39%		23%

PowerShares FTSE RAFI US 1000 Portfolio

	Six Months Ended October 31, 2007 (Unaudited)		Year Ended April 30, 2007		For the Period December 19, 2005* Through April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$60.99		$52.44		$49.64
Net investment income**	0.43		0.78		0.24
Net realized and unrealized gain on investments	1.26		8.05		2.68
Total from operations	1.69		8.83		2.92
Undistributed net investment income included in price of units issued and redeemed**	0.04		0.33		—
Distributions to shareholders from:
Net investment income	(0.35)		(0.61)		(0.12)
Net asset value at end of period	$62.37		$60.99		$52.44
TOTAL RETURN***	2.84%		17.60%		5.89%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$1,247,357		$1,055,189		$104,883
Ratio to average net assets of:
Expenses, net of waivers and reimbursements	0.69	%†	0.70%		0.76	%†
Expenses, prior to waivers and reimbursements	0.67	%†(b)	0.71	%(b)	1.00	%†
Net investment income, net of waivers and reimbursements	1.37	%†	1.40%		1.38	%†
Portfolio turnover rate ††	2%		8%		2%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  The expenses, prior to waivers, exclude amounts reimbursed to the Adviser under the Expense Agreement of less than 0.01% for the six months ended October 31, 2007.

(b)   The expenses, prior to waivers, exclude amounts reimbursed to the Adviser under the Expense Agreement of 0.02% for the six months ended October 31, 2007 and for the year ended April 30, 2007.

See Notes to Financial Statements.
41

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

October 31, 2007 (Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), is an exchange-traded, management investment company that was organized as a Massachusetts business trust on June 9, 2000. The Trust currently consists of seventy portfolios. This report includes the following portfolios:

PowerShares Dynamic Market Portfolio	"Dynamic Market Portfolio"

PowerShares Dynamic OTC Portfolio	"Dynamic OTC Portfolio"

PowerShares Dynamic MagniQuant Portfolio	"Dynamic MagniQuant Portfolio"

PowerShares FTSE RAFI US 1000 Portfolio	"FTSE RAFI US 1000 Portfolio"

Each portfolio represents a separate series of the Trust (the "Fund" or "Funds"). Each Fund's shares are listed and traded on the American Stock Exchange except for shares of the FTSE RAFI US 1000 Portfolio. The shares of FTSE RAFI US 1000 are traded on the New York Stock Exchange. The Funds' market prices may differ to some degree from the net asset value of the shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in a large specified number of shares, each called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following equity indices:

Fund	Index
Dynamic Market Portfolio	Dynamic Market IntellidexSM Index

Dynamic OTC Portfolio	Dynamic OTC IntellidexSM Index

Dynamic MagniQuant Portfolio	Top 200 Dynamic IntellidexSM Index

FTSE RAFI US 1000 Portfolio	FTSE RAFI US 1000 Index

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The financial statements have been prepared in compliance with all applicable accounting rules and practices, including FIN 48.

A. Security Valuation

Securities are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or in the case of NASDAQ, at the NASDAQ official closing price. Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trust's Pricing Committee in accordance with procedures adopted by the Board of Trustees. Investments in money market mutual funds are stated at net asset value.

42

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2007 (Unaudited)

B. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and net taxable capital gains to its shareholders. Therefore, no provision for Federal income taxes is required.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, losses deferred due to post-October losses and excise tax regulations.

C. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Corporate actions (including cash dividends) are recorded net of nonreclaimable foreign tax withholdings on the ex-dividend date.

D. Expenses

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

E. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income to its shareholders quarterly and distributes net realized taxable capital gains, if any, annually. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in each Fund's financial statements as a return of capital.

F. Equalization

All Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholder's per share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital shares. Equalization is calculated on a per share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income included in the price of capital shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

Note 3. Advisory and Administration Agreements

PowerShares Capital Management LLC (the "Adviser") has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. The fees paid by each Fund to the Adviser are accrued daily and are payable at 0.50% per annum on each Fund's average daily net assets.

Each Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees

43

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2007 (Unaudited)

or expenses and extraordinary expenses. Pursuant to the Investment Advisory Agreement with the Trust, for the Dynamic MagniQuant Portfolio and the FTSE RAFI 1000 Portfolio, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Funds (excluding interest expense, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) from exceeding 0.60% of average daily net assets per year (the "Expense Cap"), at least until April 30, 2008. Offering costs excluded from the Expense Cap are: (a) legal fees pertaining to the Funds' shares offered for sale; (b) Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange. For the Dynamic Market Portfolio and the Dynamic OTC Portfolio, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Funds (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average daily net assets per year at least until April 30, 2008.

For the six months ended October 31, 2007, the Adviser waived the following fees:

Fees Waived
Dynamic Market Portfolio	$48,609
Dynamic OTC Portfolio	41,529
Dynamic MagniQuant Portfolio	32,645

Except for the Dynamic Market Portfolio and the Dynamic OTC Portfolio, the Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") in which expenses borne by the Adviser are subject to reimbursement by each Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by each Fund if it would result in each Fund exceeding its Expense Cap as specified above. The Expense Agreement does not apply to the Dynamic Market Portfolio and Dynamic OTC Portfolio. Accordingly, expenses of these Funds borne by the Adviser are not subject to reimbursement.

During the six months ended October 31, 2007, details of expense waivers and reimbursements to the Adviser under the Expense Agreement was as follows:

	Gross Waivers	Gross Reimbursements	Net (Waiver) Reimbursement
Dynamic MagniQuant Portfolio	$(32,771)	$126	$(32,645)
FTSE RAFI US 1000 Portfolio	(6,311)	125,142	118,831

The net amounts of waivers or reimbursements are also shown on the Statements of Operations.

The amounts subject to reimbursement to the Adviser at October 31, 2007 are as follows:

	Reimbursements available during the fiscal years ending:
	04/30/08	04/30/09	04/30/10
Dynamic MagniQuant Portfolio	$81,782	$81,782	$81,782

44

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2007 (Unaudited)

Distribution Agreement

Effective September 18, 2006 (or since inception, if later), A I M Distributors, Inc. (the "Distributor") serves as the distributor of Creation Units of each Fund pursuant to a Distribution Agreement between the Distributor and the Trust. The Distributor does not maintain a secondary market in shares. Prior to September 18, 2006, ALPS Distributors, Inc. served as the distributor.

The Board of Trustees of the Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, each Fund is authorized to pay an amount up to a maximum annual rate of 0.25% of the average daily net assets for certain distribution-related activities. No 12b-1 fees are currently charged to the Funds, and there are no plans to impose these fees.

Licensing Fee Agreements

The Adviser has entered into licensing agreements for each Fund with the following Licensors:

Fund	Licensor
Dynamic Market Portfolio	American Stock Exchange

Dynamic OTC Portfolio	American Stock Exchange

Dynamic MagniQuant Portfolio	American Stock Exchange

FTSE RAFI US 1000 Portfolio	FTSE International Ltd.

The above trademarks are owned by the respective Licensors. These trademarks have been licensed to the Adviser for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in any of these Funds. The Funds are required to pay the sub-licensing fees which are shown on the Statements of Operations.

The Bank of New York serves as the administrator, custodian and fund accounting and transfer agent for each Fund. Effective July 2, 2007, The Bank of New York became a wholly-owned subsidiary of The Bank of New York Mellon Corporation.

The custodian has agreed to provide an overdraft protection to the Funds according to the terms of the service agreement.

Note 4. INVESCO Transaction and Transactions with Affiliates

On September 18, 2006, INVESCO PLC (formerly AMVESCAP PLC) and A I M Management Group, Inc., an indirect wholly-owned subsidiary of INVESCO PLC, announced that they had completed their acquisition of the Adviser (the "Acquisition"). The Board of Trustees, including a majority of the independent Trustees, and shareholders of each Fund had previously approved a new advisory agreement with the Adviser that became effective on September 18, 2006.

The Funds are permitted to invest daily available cash balances in affiliated money market funds. The Funds may invest in the Liquid Assets Portfolio ("LAP") of the Short-Term Investments. LAP is advised by A I M Advisors, Inc., an affiliate of the Adviser.

45

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2007 (Unaudited)

Note 5. Federal Income Tax

At October 31, 2007, the cost of investments for Federal income tax purposes and accumulated net unrealized appreciation/depreciation on investments were as follows:

	Cost	Unrealized Appreciation/ Depreciation	Gross Unrealized Appreciation	Gross Unrealized Depreciation
Dynamic Market Portfolio	$806,870,207	$46,492,664	$65,227,623	$(18,734,959)
Dynamic OTC Portfolio	149,265,526	8,787,101	15,376,982	(6,589,881)
Dynamic MagniQuant Portfolio	89,276,780	3,895,943	6,553,626	(2,657,683)
FTSE RAFI US 1000 Portfolio	1,170,840,333	73,998,230	129,752,772	(55,754,542)

At April 30, 2007, the components of accumulated earnings/loss on a tax-basis were as follows:

	Accumulated Earnings	Net Accumulated Capital and other Gains/Losses	Unrealized Appreciation/ Depreciation	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Accumulated Earnings/Loss
Dynamic Market Portfolio	$2,394,598	$(93,407,517)	$71,875,919	$78,965,448	$(7,089,529)	$(19,137,000)
Dynamic OTC Portfolio	—	(33,418,433)	10,671,603	13,830,354	(3,158,751)	(22,746,830)
Dynamic MagniQuant Portfolio	196,534	—	3,315,352	4,405,525	(1,090,173)	3,511,886
FTSE RAFI US 1000 Portfolio	1,674,587	(44,432)	63,239,109	69,936,942	(6,697,833)	64,869,264

At April 30, 2007, the cost of investments for Federal income tax purposes was as follows:

Dynamic Market Portfolio	$901,385,377
Dynamic OTC Portfolio	149,168,185
Dynamic MagniQuant Portfolio	77,753,906
FTSE RAFI US 1000 Portfolio	991,717,723

Distributions to Shareholders:

The tax character of distributions paid during the period ended April 30, 2007 was as follows:

Distributions paid from Ordinary Income
Dynamic Market Portfolio	$6,116,430
Dynamic MagniQuant Portfolio	106,889
FTSE RAFI US 1000 Portfolio	4,798,111

The tax character of distributions paid during the period ended April 30, 2006 was as follows:

Distributions paid from Ordinary Income
Dynamic Market Portfolio	$4,155,736
Dynamic OTC Portfolio	51,000
FTSE RAFI US 1000 Portfolio	194,752

46

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2007 (Unaudited)

Distributions paid from Return of Capital
Dynamic OTC Portfolio	$107,644

At April 30, 2007, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by the regulations, to offset future capital gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Capital Loss Available Through					Total
	2011	2012	2013	2014	2015	Amount
Dynamic Market Portfolio	$225,469	$8,920,879	$5,021,729	$13,686,812	$65,552,628	$93,407,517
Dynamic OTC Portfolio	252,044	651,452	5,297,385	5,449,844	21,767,708	33,418,433
FTSE RAFI US 1000 Portfolio	—	—	—	—	44,432	44,432

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of each Fund's next taxable year.

During the period ended April 30, 2007, the Funds incurred and will elect to defer net capital losses as follows:

Post-October Losses
Dynamic Market Portfolio	$13,193,938
Dynamic OTC Portfolio	5,627,977
Dynamic MagniQuant Portfolio	894,209
FTSE RAFI US 1000 Portfolio	16,237

At April 30, 2007, the following reclassifications were made to the capital accounts of the Funds, to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations, which are primarily due to the differences between book and tax treatment of investments in real estate investment trusts, investments in partnerships, wash sales from redemption in-kind transactions, redemption in-kind transactions, return of capital and net investment losses. Net investment income, net realized gains and net assets were not affected by these changes.

	Undistributed Net Investment Income (Loss)	Undistributed Capital Gains/ (Accumulated Losses)	Paid in Capital
Dynamic Market Portfolio	$(4,323)	$(125,622,091)	$125,626,414
Dynamic OTC Portfolio	173,523	(27,351,891)	27,178,368
Dynamic MagniQuant Portfolio	(34,154)	(2,366,191)	2,400,345
FTSE RAFI US 1000 Portfolio	(2,688,997)	(21,760,737)	24,449,734

47

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2007 (Unaudited)

Note 6. Investment Transactions

For the six months ended October 31, 2007, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Dynamic Market Portfolio	$560,501,095	$557,575,092
Dynamic OTC Portfolio	53,907,009	57,787,511
Dynamic MagniQuant Portfolio	35,548,134	44,747,719
FTSE RAFI US 1000 Portfolio	22,431,698	31,772,982

For the six months ended October 31, 2007, in-kind transactions were as follows:

	Purchases	Sales
Dynamic Market Portfolio	$587,745,352	$704,035,607
Dynamic OTC Portfolio	144,442,051	148,526,389
Dynamic MagniQuant Portfolio	87,267,826	66,649,104
FTSE RAFI US 1000 Portfolio	266,579,667	91,506,664

There were no purchases or sales of U.S. government or government agency obligations for the six months ended October 31, 2007. Gains on in-kind transactions are not considered taxable gains for Federal income tax purposes.

Note 7. Trustees' Fees

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. The interested Trustee does not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, a trustee who is not an "interested person" (as defined in the 1940 Act) and has elected to participate in the Plan (a "participating trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees") from the Trust. The Deferral Fees payable to the participating trustee is credited to the trustee's Deferral Fee Account as of the first business dates of each calendar quarter such Fees would have been paid to the participating trustee. The value of the account increases with contributions to the account or with increases in the value of the shares owned, and the value of the account decreases with withdrawals from the account or with declines in the value of the shares owned.

Note 8. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 100,000 (50,000 for Dynamic Market and Dynamic OTC Portfolios). Only authorized participants are permitted to create or redeem from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of each Fund of the Trust on the transaction date.

Note 9. Stock Split

On July 15, 2003, the Board of Trustees of the Trust declared a 4-for-1 stock split for Dynamic Market Portfolio and Dynamic OTC Portfolio based on the shares outstanding at the close of business on

48

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2007 (Unaudited)

July 15, 2003. The stock split entitled each shareholder of record three additional shares for every share of the Fund. Consequently, 901,671 shares were issued for Dynamic Market Portfolio and 601,068 shares were issued for Dynamic OTC Portfolio. All capital share activity and per share data have been restated to reflect these stock splits.

Note 10. Risk of Concentration

The Funds concentrate their investments in certain industries, subjecting them to greater risk than funds that invest in a wider range of industries.

Note 11. Indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

Note 12. New Accounting Pronouncement

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurement" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurement. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is currently assessing the impact of FAS 157, if any, on the Funds' financial statements and intends for the Funds to adopt FAS 157 provisions during the fiscal year ending April 30, 2009.

Note 13. Subsequent Event

Effective December 31, 2007, the FTSE RAFI US 1000 Portfolio will transfer its primary listing to the NYSE Arca, Inc. and will not be listed on the New York Stock Exchange.

49

Supplemental Information (Unaudited)

Trustees and Officers

The Trustees who are not affiliated with the Adviser or affiliates of the Adviser and executive officers of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by each Trustee and the other directorships, if any, held by the Trustee, are shown below.

Name, Address and Age of Independent Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Trustees	Other Directorships Held by Trustees
Ronn R. Bagge (49) YQA Capital Management, LLC 1755 S. Naperville Rd., Suite 100 Wheaton, IL 60187	Trustee	Since 2003	YQA Capital Management LLC (July 1998-Present); formerly Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider)	89	None

Marc M. Kole (47) c/o PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2006	Assistant Vice President, Controller, Priority Health (September 2005-present); formerly, Interim CFO, Priority Health (July 2006-February 2007); Senior Vice President of Finance, United Healthcare (health insurance) (July 2004-July 2005); Senior Vice President of Finance, Oxford Health Plans (June 2000-July 2004)	89	None

  *  This is the date the Trustee began serving the Trust.

**  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. The Fund Complex consists of the Trust's 70 Portfolios and one other exchange-traded fund trust with 19 Portfolios advised by the Adviser.

50

Supplemental Information (Unaudited) (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Trustees	Other Directorships Held by Trustees
D. Mark McMillan (44) c/o PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Member, Bell, Boyd & Lloyd LLC (1989 Present)	89	None

Philip M. Nussbaum (46) c/o PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Chairman, Performance Trust Capital Partners (formerly Betzold, Berg, Nussbaum & Heitman, Inc.); formerly Managing Director, Communication Institute (May 2002 August 2003); Executive Vice President of Finance, Betzold, Berg, Nussbaum & Heitman, Inc. (March 1994-1999)	89	None

  *  This is the date the Trustee began serving the Trust.

**  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. The Fund Complex consists of the Trust's 70 Portfolios and one other exchange-traded fund trust with 19 Portfolios advised by the Adviser.

51

Supplemental Information (Unaudited) (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustee	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships Held by Trustee
Donald H. Wilson (47) c/o PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2006	President and Chief Operating Officer, AMCORE Financial, Inc. (bank holding company) (August 2007-Present), Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (February 2006-August 2007); formerly, Senior Vice President and Treasurer, Marshall & Ilsley Corp. (bank holding company) (May 1995- February 2006)	89	None

  *  This is the date the Trustee began serving the Trust.

**  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. The Fund Complex consists of the Trust's 70 Portfolios and one other exchange-traded fund trust with 19 Portfolios advised by the Adviser.

52

Supplemental Information (Unaudited) (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Management Trustee	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex*** Overseen by Trustee	Other Directorships Held by Trustee
H. Bruce Bond (44)** PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chairman of the Board, Trustee and Chief Executive Officer	Since 2003	Managing Director, PowerShares Capital Management LLC (August 2002-Present); Manager, Nuveen Investments (April 1998-August 2002)	89	None

  *  This is the date the Management Trustee began serving the Trust.

  **  Interested person as defined in Section 2(a)(19) of the 1940 Act.

  ***  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. The Fund Complex consists of the Trust's 70 Portfolios and one other exchange-traded fund trust with 19 Portfolios advised by the Adviser.

53

Supplemental Information (Unaudited) (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Officers	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Bruce T. Duncan (53) PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chief Financial Officer and Treasurer	Since 2006	Senior Vice President of Finance, PowerShares Capital Management LLC (September 2005-Present); Private Practice Attorney (2000-2005); Vice President of Investor Relations, The ServiceMaster Company (1994-2000); Vice President of Taxes, The ServiceMaster Company (1990-2000)

Kevin R. Gustafson (42) PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chief Compliance Officer	Since 2004	General Counsel and Chief Compliance Officer, PowerShares Capital Management LLC (September 2004-Present); Attorney, Nyberg & Gustafson (2001-2004); Attorney, Burke, Warren, McKay & Serritella, P.C. (1997-2000)

Keith Ovitt (45) PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Secretary	Since 2003	Managing Director, PowerShares Capital Management LLC (April 2003-Present); President, Ovitech (2002-2003); Vice President of Information Systems for DFG Foods, LLC (Division of FoodBrands America/Tyson Foods) (1999-2002); Systems Manager, Nabisco Biscuit Company (1997-1999)

  *  This is the period for which the Officers began serving the Trust. Each Officer serves an indefinite term, until his successor is elected.

54

PowerShares  Leading the Intelligent ETF Revolution

PowerShares continues to offer new solutions to the complex needs demanded by advisors and investors today. PowerShares is "Leading the Intelligent ETF Revolution" providing investment advisors and investors with institutional-caliber asset management by seeking to replicate enhanced indexes in one of the more benefit-rich investment vehicles available in the marketplace today, the exchange-traded fund (ETF). Each PowerShares fund can be classified into one of three different categories based on the objective and characteristics of its underlying index: Intelligent Index, Intelligent Exposure and Intelligent Access.

For most recent portfolio performance, please visit our website at www.powershares.com

This page contains advertising materials and should not be viewed as part of the Semi-Annual Report.
55

Intelligent Index

PowerShares believes that having insight into a stock's investment merit can have a positive impact on performance. Therefore, most PowerShares ETFs are based on Intelligent Indexes, which seek to provide alpha1 by identifying stocks with the greatest investment merit. These indexes use proprietary methodologies to identify financially strong, effectively managed and attractively priced companies with strong capital appreciation potential. Because their objective is to maximize performance, Intelligent Indexes may look different from the market.

Exchange-Traded Funds

Intelligent Index

PWC  -  Dynamic Market

PWO  -  Dynamic OTC

PIQ  -  Dynamic MagniQuant

PJF  -  Dynamic Large Cap

PJG  -  Dynamic Mid Cap

PJM  -  Dynamic Small Cap

PWB  -  Dynamic Large Cap Growth

PWV  -  Dynamic Large Cap Value

PWJ  -  Dynamic Mid Cap Growth

PWP  -  Dynamic Mid Cap Value

PWT  -  Dynamic Small Cap Growth

PWY  -  Dynamic Small Cap Value

PGZ  -  Dynamic Aggressive Growth

PVM  -  Dynamic Deep Value

PYZ  -  Dynamic Basic Materials Sector

PEZ  -  Dynamic Consumer Discretionary Sector

PSL  -  Dynamic Consumer Staples Sector

PXI  -  Dynamic Energy Sector

PFI  -  Dynamic Financials Sector

PTH  -  Dynamic Healthcare Sector

PRN  -  Dynamic Industrials Sector

PTF  -  Dynamic Technology Sector

PTE  -  Dynamic Telecommunications & Wireless

PUI  -  Dynamic Utilities

PJB  -  Dynamic Banking

PBE  -  Dynamic Biotechnology & Genome

PKB  -  Dynamic Building & Construction

PXE  -  Dynamic Energy Exploration & Production

PBJ  -  Dynamic Food & Beverage

PHW  -  Dynamic Hardware & Consumer Electronics

PTJ  -  Dynamic Healthcare Services

PIC  -  Dynamic Insurance

PEJ  -  Dynamic Leisure and Entertainment

PBS  -  Dynamic Media

PXQ  -  Dynamic Networking

PXJ  -  Dynamic Oil & Gas Services

PJP  -  Dynamic Pharmaceuticals

PMR  -  Dynamic Retail

PSI  -  Dynamic Semiconductors

PSJ  -  Dynamic Software

1 Alpha is a measure of risk adjusted performance relative to a benchmark or the market.

This page contains advertising materials and should not be viewed as part of the Semi-Annual Report.
56

Intelligent Exposure

For investors looking for more market-like exposure, PowerShares offers a lineup of ETFs that seek to track indexes with an Intelligent Exposure objective. These indexes seek to provide accurate exposure to the economy, yet are constructed using more sophisticated techniques than traditional benchmark indexes, which typically use a weighting structure based on market capitalization. Under this traditional structure, market speculation can lead to significant mispricing of stocks and, therefore, suboptimal weights in the index. But indexes seeking Intelligent Exposure use a weighting structure based on company fundamentals: sales, cash flow, book value and dividends. PowerShares believes these factors paint a truer picture of a company's size and lead to more optimal index weightings.

Exchange-Traded Funds

Intelligent Exposure

PRF  -  FTSE RAFI US 1000

PRFZ  -  FTSE RAFI US 1500 Small-Mid

PRFM  -  FTSE RAFI Basic Materials Sector

PRFG  -  FTSE RAFI Consumer Goods Sector

PRFS  -  FTSE RAFI Consumer Services Sector

PRFE  -  FTSE RAFI Energy Sector

PRFF  -  FTSE RAFI Financials Sector

PRFH  -  FTSE RAFI Health Care Sector

PRFN  -  FTSE RAFI Industrials Sector

PRFQ  -  FTSE RAFI Telecom & Technology Sector

PRFU  -  FTSE RAFI Utilities Sector

Intelligent Access

Without targeted investment products, unique market segments such as currency or nanotech may be difficult for investors to access. These segments are the focus of indexes that promote Intelligent Access. PowerShares has a diverse lineup of ETFs based on indexes that offer exposure to specific, unique or previously uncovered market areas.

Exchange-Traded Funds

Intelligent Access

PPA  -  Aerospace & Defense

ADRA  -  BLDRS Asia 50 ADR Index Fund

ADRD  -  BLDRS Developed Markets 100 ADR Index Fund

ADRE  -  BLDRS Emerging Markets 50 ADR Index Fund

ADRU  -  BLDRS Europe 100 ADR Index Fun

PKW  -  Buyback Achievers

PZD  -  Cleantech

PFM  -  Dividend Achievers

PDP  -  DWA Technical Lenders

PGF  -  Financial Preferred

PGJ  -  Golden Dragon Halter USX China

PHJ  -  High Growth Rate Dividend Achievers

PEY  -  High Yield Equity Dividend Achievers

PID  -  International Dividend Achievers

PSP  -  Listed Private Equity

PXN  -  Lux Nanotech

QQQQ  -  PowerShares QQQ

PYH  -  Value Line Industry Rotation

PIV  -  Value Line Timeliness Select

PHO  -  Water Resources

PBW  -  Wilderhill Clean Energy

PUW  -  Wilderhill Progressive Energy

PZI  -  Zacks Micro Cap

PZJ  -  Zacks Small Cap

This page contains advertising materials and should not be viewed as part of the Semi-Annual Report.
57

PowerShares Asset Class Guide

Domestic Equity

Broad

PWC  Dynamic Market

PWO  Dynamic OTC

PIV  Value Line Timeliness Select

PRF  FTSE RAFI US 1000

PRFZ  FTSE RAFI US 1500

PIQ  Dynamic MagniQuant

QQQQ  PowerShares QQQ

PKW  Buyback Achievers

PDP  DWA Technical Leaders

PVM  Dynamic Deep Value

PGZ  Dynamic Aggressive Growth

Style

PJF  Dynamic Large Cap

PWB  Dynamic Large Cap Growth

PWV  Dynamic Large Cap Value

PJG  Dynamic Mid Cap

PWJ  Dynamic Mid Cap Growth

PWP  Dynamic Mid Cap Value

PJM  Dynamic Small Cap

PWT  Dynamic Small Cap Growth

PWY  Dynamic Small Cap Value

PZJ  Zacks Small Cap

PZI  Zacks Micro Cap

International/Region

Region

PPGJ  Golden Dragon Halter USX China

ADRA  BLDRS Asia 50 ADR Index Fund

ADRD  BLDRS Developed Markets 100 ADR Index Fund

ADRE  BLDRS Emerging Markets 50 ADR Index Fund

ADRU  BLDRS Europe 100 ADR Index Fund

Income

PID  International Dividend Achievers

Income/Dividend

PEY  High Yield Equity Dividend Achievers

PHJ  High Growth Rate Dividend Achievers

PFM  Dividend Achievers

PGF  Financial Preferred

Sector and Industry

Sector

PUI  Dynamic Utilities

PYZ  Dynamic Basic Materials Sector

PEZ  Dynamic Consumer Discretionary Sector

PSL  Dynamic Consumer Staples Sector

PXI  Dynamic Energy Sector

PFI  Dynamic Financial Sector

PTH  Dynamic Healthcare Sector

PRN  Dynamic Industrials Sector

PTF  Dynamic Technology Sector

PTE  Dynamic Telecommunications & Wireless

PRFG  FTSE RAFI Consumer Goods Sector

PRFS  FTSE RAFI Consumer Services Sector

PRFE  FTSE RAFI Energy Sector

PRFF  FTSE RAFI Financials Sector

PRFH  FTSE RAFI Health Care Sector

PRFN  FTSE RAFI Industrials Sector

PRFM  FTSE RAFI Basic Materials Sector

PRFQ  FTSE RAFI Telecommunications & Technology Sector

PRFU  FTSE RAFI Utilities Sector

Industry

PJB  Dynamic Banking Sector

PBE  Dynamic Biotechnology & Genome

PKB  Dynamic Building & Construction

PXE  Dynamic Energy Exploration & Production

PBJ  Dynamic Food & Beverage

PHW  Dynamic Hardware & Consumer Electronics

PTJ  Dynamic Healthcare Services Sector

PIC  Dynamic Insurance

PEJ  Dynamic Leisure and Entertainment

PBS  Dynamic Media

PXQ  Dynamic Networking

PXJ  Dynamic Oil & Gas Services

PJP  Dynamic Pharmaceuticals

PMR  Dynamic Retail

PSI  Dynamic Semiconductors

PSJ  Dynamic Software

PPA  Aerospace & Defense

PBW  Clean Energy

PZD  Cleantech

PSP  Listed Private Equity

PXN  Nanotech

PUW  Progressive Energy

PYH  Value Line Industry Rotation

PHO  Water Resources

This page contains advertising materials and should not be viewed as part of the Semi-Annual Report.
58

PowerShares Risk Spectrum

Domestic Equity

More Conservative

Dynamic Deep Value

Dynamic Large Cap

Dynamic Mid Cap

Dynamic MagniQuant

Buyback Achievers

DWA Technical Leaders

Dynamic Small Cap

Dynamic Large Cap Value

FTSE RAFI US 1000

Dynamic Mid Cap Value

Dynamic Market

Dynamic Aggressive Growth

Dynamic Small Cap Value

FTSE RAFI US 1500 Small-Mid

Zacks Micro Cap

PowerShares QQQ

Dynamic Large Cap Growth

Dynamic Mid Cap Growth

Zacks Small Cap

Value Line Timeliness Select

Dynamic Small Cap Growth

Dynamic OTC

More Aggressive

International/Region

More Conservative

BLDRS Europe 100 ADR Index Fund

BLDRS Developed Markets 100 ADR Index Fund

BLDRS Asia 50 Index Fund

International Dividend Achievers

BLDRS Emerging Markets 50 ADR Index Fund

Golden Dragon Halter USX China

More Aggressive

Income/Dividend

More Conservative

Financial Preferred

High Yield Equity Dividend Achievers

Dividend Achievers

High Growth Rate Dividend Achievers

More Aggressive

Sector and Industry

More Conservative

Dynamic Consumer Staples Sector

Dynamic Food & Beverage

Dynamic Banking Sector

Dynamic Financial Sector

Dynamic Utilities

Dynamic Insurance

FTSE RAFI Health Care Sector

Dynamic Healthcare Sector

FTSE RAFI Financials Sector

Dynamic Industrials Sector

Dynamic Media

Aerospace & Defense

FTSE RAFI Industrials Sector

Dynamic Pharmaceuticals

Dynamic Consumer Discretionary Sector

Dynamic Healthcare Services Sector

Dynamic Leisure and Entertainment

FTSE RAFI Consumer Goods Sector

FTSE RAFI Utilities Sector

Water Resources

FTSE RAFI Consumer Services Sector

FTSE RAFI Basic Materials Sector

Dynamic Basic Materials Sector

Dynamic Retail

FTSE RAFI Energy Sector

Dynamic Energy Sector

Dynamic Building & Construction

Value Line Industry Rotation

Dynamic Technology Sector

Progressive Energy

Dynamic Biotechnology & Genome

Dynamic Software

Nanotech

Dynamic Energy Exploration & Production

FTSE RAFI Telecommunications & Technology Sector

Dynamic Hardware & Consumer Electronics

Dynamic Telecommunications & Wireless

Dynamic Oil & Gas Services

Cleantech

Listed Private Equity

Clean Energy

Dynamic Networking

Dynamic Semiconductors

More Aggressive

This page contains advertising materials and should not be viewed as part of the Semi-Annual Report.
59

Exchange-Traded Funds

ETFs are investment funds that trade like individual stocks on all of the major exchanges, similar to shares of publicly held companies. They can be bought and sold on an exchange at any moment during market hours. Since they are listed and traded on an exchange, you can be confident that you are investing in a well-regulated market.

ETFs are one of the fastest growing investment products in the worldwide financial marketplace. As of 3.31.2007, 432 ETFs were listed in the U.S. with $433 billion in assets, up from two products with only $1 billion in assets in 1995.

ETFs seek investment results that correspond generally to the price and yield (before fees and expenses) of a listed index. While most ETFs share a similar objective, the principal investment strategies of the underlying indexes can have substantial differences. It is important to gain a clear understanding of an ETF's underlying index as the index's objective is inherently passed on to the fund shareholders by seeking to replicate the index.

Indexes

An index is a selection process or appointed committee that groups selected securities together to track their movement in aggregate. While only a few indexes are mentioned on the daily news, there are hundreds of indexes in existence today that differ from each other in diverse ways.

Broad Market

Broad market indexes are what most people think of when an index is mentioned. These indexes are designed to track the performance of the broad market.

Benchmark

Benchmark indexes are created to set a standard by which the performance or movement of individual securities and asset managers can be measured.

Exchange Composite

These indexes are designed to provide a comprehensive measure of the performance of all commons stocks listed on a particular exchange.

Sector or Industry

The aggregate financial marketplace is generally broken down into roughly ten sectors which are further dissected into many specific industries.

Style

Style indexes are created to identify groups of stocks that are either growth (companies currently experiencing appreciation or significant earnings or revenue growth) or value (companies determined to be under priced by fundamental measures) oriented.

Company Size

Market-capitalization indexes group together companies that are similar in size based on the number of outstanding shares times the share price, while fundamentally weighted indexes group together stocks of companies based on their financial fundamental valuation.

International / Country

International indexes group together stocks of companies that are affiliated by location outside of the U.S. or companies located with a specific country or region.

Income / Bond

Income indexes group stocks based on their type of income of securities, while bond indexes are designed to show the average performance of a group of debt securities.

This page contains advertising materials and should not be viewed as part of the Semi-Annual Report.
60

Specialty / Enhanced

Many other specialty indexes are created with specific investment management objectives or for customized purposes. These indexes can be created specifically with the intention to be used as the basis for an ETF. Investor targets can be met through an ETF where the index has the objective(s) of capital appreciation, risk control, income or diversification.

Benefits of PowerShares

PowerShares ETFs offer investors a low-cost, tax-efficient investment in a professionally crafted portfolio consisting of some of the best managed companies and most timely investments. See important risk factors in back.

Tax Advantaged Product Design

Taxes may be one of the most critical and overlooked factors in wealth creation over time. The ETF product structure defers some or possibly all capital gains until investors sell their shares.

Low Ownership Cost

ETFs provide lower ownership cost because of their efficient structure. PowerShares have established expense caps to make the cost of ownership clear and straightforward for investors. Ordinary brokerage commissions apply.

Flexibility, Transparency

PowerShares' ETFs offer flexibility as shares can be bought and sold throughout the day through exchange trading. Fund holdings are disclosed every day. Options based on the funds are available, possibly increasing financial management opportunities for advisors and their clients.

Near Instant Liquidity, Trades at or Close to NAV

PowerShares may be bought and sold on the exchange at any time during market hours. Although shares are not individually redeemable directly from the fund itself, authorized participants may acquire shares and tender shares for redemption, through creation unit aggregations. ETFs area not closed-end funds and trade at or near net asset values.

This page contains advertising materials and should not be viewed as part of the Semi-Annual Report.
61

This page intentionally left blank

This page intentionally left blank

This page intentionally left blank

PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 337-4246. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 337-4246; or (ii) accessing the Funds' Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the Commission's website at www.sec.gov. The Funds' Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

SEMI-ANNUAL REPORT

The financial statements contained herein have been created from the respective Fund's books and records without any involvement of the fund's independent registered public accounting firm.

There are risks involved in investing in ETFs, including possible loss of money. Investing in securities of small and medium sized companies involves greater risk than is customarily associated with investing in more established companies, and investments in concentrated industry sectors involve greater risks than investments that are more diversified. PowerShares ETFs are not actively managed and are subject to risks similar to stocks, including those related to short selling and margin maintenance. PowerShares ETFs are not FDIC insured, may lose value and have no bank guarantee. PowerShares is a registered trademark of PowerShares Capital Management LLC. Past performance is not a guarantee of future results.

A I M Distributors, Inc. is the distributor of the PowerShares Exchange-Traded Fund Trust.

An investor should consider each Fund's investment objective, risks, charges and expenses carefully before investing. For more complete information about PowerShares ETFs call A I M Distributors, Inc. at (800) 337-4246 or visit our website powershares.com for a prospectus. Please read the prospectus carefully before investing.

301 W. Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.powershares.com

P-PS-SAR-2

2007 Semi-Annual Report to Shareholders

31 October 2007

PowerShares Dynamic Large Cap Growth Portfolio

PowerShares Dynamic Large Cap Value Portfolio

PowerShares Dynamic Mid Cap Growth Portfolio

PowerShares Dynamic Mid Cap Value Portfolio

PowerShares Dynamic Small Cap Growth Portfolio

PowerShares Dynamic Small Cap Value Portfolio

PowerShares Dynamic Large Cap Portfolio

PowerShares Dynamic Mid Cap Portfolio

PowerShares Dynamic Small Cap Portfolio

PowerShares Dynamic Aggressive Growth Portfolio

PowerShares Dynamic Deep Value Portfolio

PowerShares Zacks Micro Cap Portfolio

PowerShares Zacks Small Cap Portfolio

Shareholder Letter	2

The Market Environment	3

Manager's Analysis	4

Funds' Distribution History	30

Frequency Distribution of Discounts & Premiums	32

Fees and Expenses	34

Style Portfolios

Schedules of Investments

PowerShares Dynamic Large Cap Growth Portfolio	36

PowerShares Dynamic Large Cap Value Portfolio	37

PowerShares Dynamic Mid Cap Growth Portfolio	38

PowerShares Dynamic Mid Cap Value Portfolio	40

PowerShares Dynamic Small Cap Growth Portfolio	42

PowerShares Dynamic Small Cap Value Portfolio	44

PowerShares Dynamic Large Cap Portfolio	46

PowerShares Dynamic Mid Cap Portfolio	48

PowerShares Dynamic Small Cap Portfolio	50

PowerShares Dynamic Aggressive Growth Portfolio	53

PowerShares Dynamic Deep Value Portfolio	55

PowerShares Zacks Micro Cap Portfolio	57

PowerShares Zacks Small Cap Portfolio	62

Statements of Assets and Liabilities	66

Statements of Operations	68

Statements of Changes in Net Assets	70

Financial Highlights	75

Notes to Financial Statements	82

Supplemental Information (Unaudited)	93

To My Fellow Investors,

It is exciting to report to you on the recent results of the growing family of PowerShares Exchange-Traded Funds and to express my gratitude for you confidence in and support of PowerShares Capital Management LLC.

PowerShares ETFs have continued to experience excellent growth over the past six months. We have added 24 new funds which are trading on US stock exchanges. Our sister company, PowerShares Capital Management – Ireland has launched 13 new funds trading on five European exchanges. This brings our total offering to 105 ETFs at year end and growing total assets under management to over $14 billion.

On behalf of PowerShares and the Board of Trustees for the PowerShares Exchange-Traded Fund Trust, I am grateful for your participation in our family of ETFs. We look forward to serving you in the future.

Highest Regards,

H. Bruce Bond

President and Chairman of the Board of Trustees
PowerShares Exchange-Traded Fund Trust

The Market Environment

The major U.S. markets were volatile during the six month reporting period ending October 31, 2007. The S&P 500 Index was up 5.48%, the Dow Jones Industrial Average was up 7.78% and the NASDAQ ended up 13.68%, each hitting their yearly highs during this period. The volatility in the markets was due primarily in response to the deteriorating housing market, the sub-prime crisis, declining dollar vs. major currencies, rising demand in commodities (gold hitting record highs) and the rising price of oil. With the increased volatility in the markets, growth stocks outperformed value stocks. The overall economy remained stable but consumer sentiment began to worsen as uncertainty and volatility in the markets heightened throughout the period. During the September 18th policy meeting, the Federal Reserve took aggressive steps by unanimously voting to cut both the target funds rate and overnight discount rate by 50 bps to help ease pressure on the financial markets and to shield the economy from a potential recession and turmoil caused by the uncertainty of how far reaching the sub-prime crisis would spread. The target funds rate moved from 5.25 to 4.75%, the first cut in four years, and the discount rate moved from 5.75 to 5.25%. The credit crisis, declining dollar, gold reaching new highs and oil nearing $90 per barrel, continue to put pressure on the overall economy which led to fear of inflation and whether a recession was in the near future.

Manager's Analysis

PowerShares Dynamic Large Cap Growth Portfolio (ticker: PWB)

The PowerShares Dynamic Large Cap Growth Portfolio is based on the Dynamic Large Cap Growth IntellidexSM Index which seeks to provide capital appreciation while maintaining consistent and stylistically accurate exposure.

The PowerShares Dynamic Large Cap Growth Portfolio posted a return of 9.79% over the reporting period. During this time, growth stocks outperformed value stocks. The Fund outperformed the S&P Citigroup Large Cap Growth Index which returned 7.95%. Energy and materials had the best performance of any sectors with information technology being the largest contributor to return due to strong performance of Apple which was up 90.3% and MasterCard which was up 70.4%. Consumer discretionary was the biggest laggard for the fund due to Amgen and Zimmer holdings, each down during the period and contributing -0.5% and -0.4% to the Funds performance.

Sector Breakdown (% of the Fund's

Net Assets) as of 31 October 2007

Information Technology	39.5
Health Care	17.4
Industrials	10.5
Consumer Discretionary	8.7
Energy	6.0
Consumer Staples	5.6
Materials	4.8
Utilities	4.4
Financials	2.9
Money Market Fund	0.1
Other	0.1

Style Allocation (%)

as of 31 October 2007

Large-Cap Growth	100.0

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 31 October 2007

Security
Google, Inc., Class A	4.2
Apple, Inc.	4.2
Oracle Corp.	3.4
QUALCOMM, Inc.	3.3
News Corp., Class A	3.3
eBay, Inc.	3.3
Hewlett-Packard Co.	3.2
Cisco systems, Inc.	3.2
Bristol-Myers Squibb Co.	3.2
Boeing Co.	3.2
Total	34.5

Manager's Analysis (Continued)

PowerShares Dynamic Large Cap Growth Portfolio (ticker: PWB)

  Fund Performance History (%)  As of 31 October 2007

Index

		Avg. Ann.†	Fund Inception
	6 Month	1 Year	Avg. Ann.†	Cumulative
Dynamic Large Cap Growth IntellidexSM Index	10.18	18.52	10.91	31.83
Russell 1000® Growth Index	9.97	19.23	12.25	36.14
S&P Citigroup Large Cap Growth Index	7.95	15.60	10.24	29.72

Fund

NAV Return	9.79	17.74	10.18	29.44
Share Price Return	9.96	17.81	10.18	29.46

Fund Inception: 3 March 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 0.68%. In the Financial Highlights section of this Semi-Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.63% while the Fund's gross annualized total operating expense ratio was 0.60%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Russell 1000® Growth Index and the S&P Citigroup Large Cap Growth Index are unmanaged indexes used as a measurement of change in stock market conditions based on the average performance of approximately 691 and 318, respectively, widely held stocks.

† Average annualized.

Manager's Analysis

PowerShares Dynamic Large Cap Value Portfolio (ticker: PWV)

The PowerShares Dynamic Large Cap Value Portfolio is based on the Dynamic Large Cap Value IntellidexSM Index which seeks to provide capital appreciation while maintaining consistent and stylistically accurate exposure.

The PowerShares Dynamic Large Cap Value Portfolio performed well over the reporting period posting a 3.85% return relative to the S&P Citigroup Large Cap Value Index which was up 3.15% and the Russell 1000® Value which was up only 0.95%. Due to the strong increase in energy prices, the energy sector which is the second largest by weight was the best performing sector returning 25.4% and adding 2.7% to the overall return. The sector was led by Chevron, Exxon Mobil and Apache Corporation. Telecommunication services which also contributed positively were led by Verizon Communications, up 23% for the period, and AT&T which was up 9.79%. Financials, the largest sector in the fund at 40% weight was the worst performing of the group and negatively contributed to the Fund. Citigroup, Genworth Financial and AIG were the laggards for the period.

Sector Breakdown (% of the Fund's

Net Assets) as of 31 October 2007

Financials	40.0
Energy	16.1
Health Care	9.2
Consumer Staples	7.4
Telecommunication Services	6.7
Utilities	6.0
Materials	5.8
Industrials	5.5
Information Technology	3.1
Other	0.2

Style Allocation (%)

as of 31 October 2007

Large-Cap Value	100.0

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 31 October 2007

Security
Goldman Sachs Group (The), Inc.	4.4
Verizon Communications, Inc.	3.4
Morgan Stanley	3.4
Exxon Mobil Corp.	3.4
JPMorgan Chase & Co.	3.3
Johnson & Johnson	3.3
Altria Group, Inc.	3.3
AT&T, Inc.	3.3
Chevron Corp.	3.3
International Business Machines Corp.	3.1
Total	34.2

Manager's Analysis (Continued)

PowerShares Dynamic Large Cap Value Portfolio (ticker: PWV)

  Fund Performance History (%)  As of 31 October 2007

Index

		Avg. Ann.†	Fund Inception
	6 Month	1 Year	Avg. Ann.†	Cumulative
Dynamic Large Cap Value IntellidexSM Index	4.32	14.97	16.65	50.84
Russell 1000® Value Index	0.95	10.83	12.17	35.88
S&P Citigroup Large Cap Value Index	3.15	13.54	13.21	39.28

Fund

NAV Return	3.85	14.11	15.85	47.98
Share Price Return	3.82	13.96	15.80	47.79

Fund Inception: 3 March 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 0.66%. In the Financial Highlights section of this Semi-Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.63% while the Fund's gross annualized total operating expense ratio was 0.62%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Russell 1000® Value Index and the S&P Citigroup Large Cap Value Index are unmanaged indexes used as a measurement of change in stock market conditions based on the average performance of approximately 617 and 346, respectively, widely held stocks.

† Average annualized.

Manager's Analysis

PowerShares Dynamic Mid Cap Growth Portfolio (ticker: PWJ)

The PowerShares Dynamic Mid Cap Growth Portfolio is based on the Dynamic Mid Cap Growth IntellidexSM Index which seeks to provide capital appreciation while maintaining consistent and stylistically accurate exposure.

The PowerShares Dynamic Mid Cap Growth Portfolio continues its strong performance posting a solid 17.54% return for the reporting period beating the Russell Mid Cap Growth Index which returned 7.11% and the S&P Citigroup Mid Cap Growth Index which was up 8.31%. The highest contributing sectors were industrials, consumer discretionary, and information technology. Within Industrials, Fluor Corporation, McDermott International led the way while Garmin Ltd. and Apollo Group within consumer discretionary contributed positively to performance. NVIDIA was up 61.4% for the period within information technology adding to the Funds solid returns. Consumer staples was the only underperforming sector for the fund; however its weight was only 0.51%.

Sector Breakdown (% of the Fund's

Net Assets) as of 31 October 2007

Information Technology	23.0
Industrials	21.1
Consumer Discretionary	15.5
Health Care	11.1
Energy	8.9
Financials	6.2
Telecommunication Services	5.9
Materials	4.4
Utilities	3.4
Consumer Staples	0.5

Style Allocation (%)

as of 31 October 2007

Mid-Cap Growth	100.0

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 31 October 2007

Security
Apollo Group, Inc., Class A	3.9
McDermott International, Inc. (Panama)	3.7
T. Rowe Price Group, Inc.	3.6
Fluor Corp.	3.6
Cameron International Corp.	3.6
MEMC Electronic Materials, Inc.	3.5
Allegheny Energy, Inc.	3.4
Express Scripts, Inc.	3.3
International Game Technology	3.3
Ecolab, Inc.	3.3
Total	35.2

Manager's Analysis (Continued)

PowerShares Dynamic Mid Cap Growth Portfolio (ticker: PWJ)

  Fund Performance History (%)  As of 31 October 2007

Index

		Avg. Ann.†	Fund Inception
	6 Month	1 Year	Avg. Ann.†	Cumulative
Dynamic Mid Cap Growth IntellidexSM Index	17.84	32.83	21.78	69.19
Russell Mid Cap Growth Index	7.11	19.72	14.57	43.77
S&P Citigroup Mid Cap Growth Index	8.31	21.05	13.37	39.80

Fund

NAV Return	17.54	32.03	21.00	66.15
Share Price Return	17.48	31.97	20.91	65.81

Fund Inception: 3 March 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 0.72%. In the Financial Highlights section of this Semi-Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.63% while the Fund's gross annualized total operating expense ratio was 0.61%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Russell Mid Cap Growth Index and the S&P Citigroup Mid Cap Growth Index are unmanaged indexes used as a measurements of change in stock market conditions based on the average performance of approximately 548 and 258, respectively, widely held stocks.

† Average annualized.

Manager's Analysis

PowerShares Dynamic Mid Cap Value Portfolio (ticker: PWP)

The PowerShares Dynamic Mid Cap Value Portfolio is based on the Dynamic Mid Cap Value IntellidexSM Index which seeks to provide capital appreciation while maintaining consistent and stylistically accurate exposure.

The PowerShares Dynamic Mid Cap Value Portfolio was down -1.57% during the period. The Fund underperformed the S&P Citigroup Mid Cap Value Index which was up 0.74% but it outperformed the Russell Mid Cap Value Index which was down -2.70%. The leading sectors which contributed to performance were industrials and materials. Parker Hanninfin and Cummins, within industrials were the leaders. The financial sector was the worst performing sector for the period with the laggards being Ambac Financial down 59.69%, Synovus Financial down 15.35% and CNA Financial down 14.70%.

Sector Breakdown (% of the Fund's

Net Assets) as of 31 October 2007

Financials	28.0
Consumer Discretionary	17.2
Industrials	16.0
Consumer Staples	13.9
Materials	6.5
Energy	6.2
Health Care	3.8
Information Technology	3.8
Telecommunication Services	3.2
Utilities	1.3
Other	0.1

Style Allocation (%)

as of 31 October 2007

Mid-Cap Value	100.0

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 31 October 2007

Security
Noble Energy, Inc.	4.0
United States Steel Corp.	3.5
Loews Corp. - Carolina Group	3.5
Parker Hannifin Corp.	3.5
VF Corp.	3.4
Coventry Health Care, Inc.	3.3
Clorox Co.	3.3
AON Corp.	3.3
Computer Sciences Corp.	3.2
Autozone, Inc.	3.2
Total	34.2

Manager's Analysis (Continued)

PowerShares Dynamic Mid Cap Value Portfolio (ticker: PWP)

  Fund Performance History (%)  As of 31 October 2007

Index

		Avg. Ann.†	Fund Inception
	6 Month	1 Year	Avg. Ann.†	Cumulative
Dynamic Mid Cap Value IntellidexSM Index	-1.19	12.70	13.18	39.15
Russell Mid Cap Value Index	-2.70	9.73	13.32	39.63
S&P Citigroup Mid Cap Value Index	0.74	12.97	12.94	38.37

Fund

NAV Return	-1.57	11.90	12.24	35.99
Share Price Return	-1.55	11.99	12.20	35.89

Fund Inception: 3 March 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 0.79%. In the Financial Highlights section of this Semi-Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.63% while the Fund's gross annualized total operating expense ratio was 0.68%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Russell Mid Cap Value Index and the S&P Citigroup Mid Cap Value Index are unmanaged indexes used as a measurement of change in stock market conditions based on the average performance of approximately 483 and 285, respectively, widely held stocks.

† Average annualized.

Manager's Analysis

PowerShares Dynamic Small Cap Growth Portfolio (ticker: PWT)

The PowerShares Dynamic Small Cap Growth Portfolio is based on the Dynamic Small Cap Growth IntellidexSM Index which seeks to provide capital appreciation while maintaining consistent and stylistically accurate exposure.

The PowerShares Dynamic Small Cap Growth Portfolio underperformed during the period posting a return of 1.51% relative to the S&P Citigroup Small Cap Growth Index which was up 7.67% and the Russell 2000® Growth Index up 8.66%. Health care and industrials were the leading contributors to performance for the fund. Being underweight in the energy sector and poor stock selection within the information technology sector negatively impacted the Fund.

Sector Breakdown (% of the Fund's

Net Assets) as of 31 October 2007

Information Technology	25.7
Industrials	23.3
Health Care	20.3
Consumer Discretionary	16.3
Energy	6.6
Financials	6.5
Materials	0.9
Telecommunication Services	0.5
Other	(0.1)

Style Allocation (%)

as of 31 October 2007

Small-Cap Growth	100.0

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 31 October 2007

Security
MGI Pharma, Inc.	3.1
Greenhill & Co., Inc.	2.9
optionsXpress Holdings, Inc.	2.9
Myriad Genetics, Inc.	2.8
Curtiss-Wright Corp.	2.8
OSI Pharmaceuticals, Inc.	2.7
Quest Software, Inc.	2.7
Atheros Communications, Inc.	2.6
Ansys, Inc.	2.6
Warnaco Group (The), Inc.	2.6
Total	27.7

Manager's Analysis (Continued)

PowerShares Dynamic Small Cap Growth Portfolio (ticker: PWT)

  Fund Performance History (%)  As of 31 October 2007

Index

		Avg. Ann.†	Fund Inception
	6 Month	1 Year	Avg. Ann.†	Cumulative
Dynamic Small Cap Growth IntellidexSM Index	1.61	6.50	9.10	26.17
Russell 2000® Growth Index	8.66	16.73	13.09	38.87
S&P Citigroup Small Cap Growth Index	7.67	18.27	12.21	36.00

Fund

NAV Return	1.51	6.07	8.70	24.88
Share Price Return	1.51	6.16	8.64	24.68

Fund Inception: 3 March 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 0.81%. In the Financial Highlights section of this Semi-Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.63% while the Fund's gross annualized total operating expense ratio was 0.78%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Russell 2000® Growth Index and the S&P Citigroup Small Cap Growth Index are unmanaged indexes used as a measurement of change in stock market conditions based on the average performance of approximately 1,245 and 362 widely held stocks, respectively.

† Average annualized.

Manager's Analysis

PowerShares Dynamic Small Cap Value Portfolio (ticker: PWY)

The PowerShares Dynamic Small Cap Value Portfolio is based on the Dynamic Small Cap Value IntellidexSM Index which seeks to provide capital appreciation while maintaining consistent and stylistically accurate exposure.

The PowerShares Dynamic Small Cap Value Portfolio posted a -2.11% return over the reporting period. Small cap stocks underperformed during the period and growth outperformed value. The Fund was led by energy and materials which posted the largest returns and contributed the most to performance. Global Industries Ltd was a leading contributor up 18.59% in the energy sector while Terra Industries was up a solid 109.13% during the period in the materials sector. Consumer discretionary was the biggest laggard due to overweight positions in Collective Brands, Timberland and Regis Corp.

Sector Breakdown (% of the Fund's

Net Assets) as of 31 October 2007

Financials	27.8
Consumer Discretionary	19.9
Industrials	15.9
Materials	12.2
Information Technology	9.4
Health Care	5.5
Energy	4.6
Consumer Staples	3.0
Telecommunication Services	1.4
Utilities	0.5
Other	(0.2)

Style Allocation (%)

as of 31 October 2007

Small-Cap Value	100.0

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 31 October 2007

Security
W&T Offshore, Inc.	2.8
Tupperware Brands Corp.	2.7
Bio-Rad Laboratories, Inc., Class A	2.6
Commerce (The) Group, Inc.	2.6
Palm, Inc.	2.6
Schnitzer Steel Industries, Inc.	2.5
H.B. Fuller Co.	2.5
LifePoint Hospitals, Inc.	2.5
SAIC, Inc.	2.5
Flowers Foods, Inc.	2.4
Total	25.7

Manager's Analysis (Continued)

PowerShares Dynamic Small Cap Value Portfolio (ticker: PWY)

  Fund Performance History (%)  As of 31 October 2007

Index

		Avg. Ann.†	Fund Inception
	6 Month	1 Year	Avg. Ann.†	Cumulative
Dynamic Small Cap Value IntellidexSM Index	-2.03	6.25	8.83	25.35
Russell 2000® Value Index	-4.05	2.05	9.84	28.47
S&P Citigroup Small Cap Value Index	-1.40	5.62	10.31	29.94

Fund

NAV Return	-2.11	5.75	8.14	23.17
Share Price Return	-2.14	5.73	8.08	22.98

Fund Inception: 3 March 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 0.78%. In the Financial Highlights section of this Semi-Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.63% while the Fund's gross annualized total operating expense ratio was 0.67%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Russell 2000® Value Index and the S&P Citigroup Small Cap Value Index are unmanaged indexes used as a measurement of change in stock market conditions based on the average performance of approximately 1,279 and 467, respectively, widely held stocks.

† Average annualized.

Manager's Analysis

PowerShares Dynamic Large Cap Portfolio (ticker: PJF)

The PowerShares Dynamic Large Cap Portfolio is based on the Dynamic Large Cap IntellidexSM Index which seeks investment results that correspond generally to the price and yield (before the fund's fees and expenses) of that equity index.

The PowerShares Dynamic Large Cap Portfolio posted a 6.22% return over the past six months through October 31, 2007 underperforming the S&P 100® Index which was up 7.59%. Information technology, industrials, materials and energy had the largest contribution to return for the fund. Good stock selection within the financial sector boosted the Fund's performance, specifically an overweight in Goldman Sachs and State Street. An overweight in Merrill Lynch contributed negatively to financials during the period. Consumer discretionary was the biggest laggard for the period down 2.39%.

Sector Breakdown (% of the Fund's

Net Assets) as of 31 October 2007

Financials	20.6
Health Care	15.7
Information Technology	15.1
Industrials	13.9
Energy	12.7
Consumer Staples	6.0
Consumer Discretionary	5.2
Materials	4.9
Telecommunication Services	3.3
Utilities	2.2
Money Market Fund	0.3
Other	0.1

Style Allocation (%)

as of 31 October 2007

Large-Cap Value	61.7
Large-Cap Growth	38.3

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 31 October 2007

Security
Goldman Sachs Group (The), Inc.	2.2
Microsoft Corp.	2.0
Merck & Co., Inc.	1.8
Verizon Communications, Inc.	1.7
Oracle Corp.	1.7
Dell, Inc.	1.7
Exxon Mobil Corp.	1.7
Procter & Gamble (The) Co.	1.6
JPMorgan Chase & Co.	1.6
Altria Group, Inc.	1.6
Total	17.6

Manager's Analysis (Continued)

PowerShares Dynamic Large Cap Portfolio (ticker: PJF)

  Fund Performance History (%)  As of 31 October 2007

Index

	6 Month	Fund Inception Cumulative
Dynamic Large Cap IntellidexSM Index	5.96	13.46
S&P 100® Index	7.59	13.85
Russell Top 200® Index	6.64	13.52

Fund

NAV Return	6.22	14.24
Share Price Return	6.18	14.17

Fund Inception: 1 December 2006

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 1.96%. In the Financial Highlights section of this Semi-Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.84% while the Fund's gross annualized total operating expense ratio was 0.95%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 100® Index and the Russell Top 200® Index are unmanaged indexes used as a measurement of change in stock market conditions based on the average performance of approximately 100 and 205, respectively, widely held stocks.

Managers' Analysis

PowerShares Dynamic Mid Cap Portfolio (ticker: PJG)

The PowerShares Dynamic Mid Cap Portfolio is based on the Dynamic Mid Cap IntellidexSM Index which seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

The PowerShares Dynamic Mid Cap Portfolio posted a 1.86% return over the last six months through October 31, 2007 underperforming the S&P Mid Cap 400 Index which was up 4.50% and Russell Mid Cap Index which was up 2.67%. Since the Fund's inception mid cap stocks have continued to perform well. An overweight in industrials which were up 13.99% for the period contributed positively to performance. Consumer discretionary and consumer staples led the underperformance for the period. Underweight and poor stock selections within the energy sector led to the Fund underperformance for the period.

Sector Breakdown (% of the Fund's

Net Assets) as of 31 October 2007

Industrials	27.0
Financials	20.2
Consumer Discretionary	13.7
Information Technology	9.4
Health Care	7.1
Energy	6.6
Consumer Staples	5.4
Materials	5.4
Telecommunications	3.0
Utilities	2.0
Money Market Fund	0.3
Other	(0.1)

Style Allocation (%)

as of 31 October 2007

Mid-Cap Value	70.7
Mid-Cap Growth	29.3

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 31 October 2007

Security
Noble Energy, Inc.	1.9
McDermott International, Inc.	1.9
T. Rowe Price Group, Inc.	1.9
Fluor Corp.	1.9
Northern Trust Corp.	1.9
MEMC Electronic Materials, Inc.	1.8
Cameron International Corp.	1.8
Express Scripts, Inc.	1.8
International Game Technology	1.7
United States Steel Corp.	1.7
Total	18.3

Managers' Analysis (Continued)

PowerShares Dynamic Mid Cap Portfolio (ticker: PJG)

  Fund Performance History (%)  As of 31 October 2007

Index

	6 Month	Fund Inception Cumulative
Dynamic Mid Cap IntellidexSM Index	2.30	13.90
S&P Mid Cap 400® Index	4.50	13.35
Russell Mid Cap Index	2.67	11.50

Fund

NAV Return	1.86	13.10
Share Price Return	1.73	13.07

Fund Inception: 1 December 2006

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 2.12%. In the Financial Highlights section of this Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.82% while the Fund's gross annualized total operating expense ratio was 1.68%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Mid Cap 400® Index and the Russell Mid Cap Index are unmanaged indexes used as a measurement of change in stock market conditions based on the average performance of approximately 400 and 796, respectively, widely held stocks.

Manager's Analysis

PowerShares Dynamic Small Cap Portfolio (ticker: PJM)

The PowerShares Dynamic Small Cap Portfolio is based on the Dynamic Small Cap IntellidexSM Index which seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

The PowerShares Dynamic Small Cap Portfolio posted a -1.55% return over the last six months through October 31, 2007. The Fund underperformed the S&P Small Cap 600® Index which was up 2.89% for the period. The Fund was impacted by an overweight in consumer discretionary and from poor stock selection within the information technology sector. Good stock selection within the materials and financial sectors contributed positively to the Funds performance.

Sector Breakdown (% of the Fund's

Net Assets) as of 31 October 2007

Industrials	23.2
Consumer Discretionary	18.8
Financials	18.5
Information Technology	13.4
Health Care	8.5
Energy	7.2
Materials	6.7
Consumer Staples	1.9
Telecommunication Services	0.7
Money Market Fund	0.6
Utilities	0.4
Other	0.1

Style Allocation (%)

as of 31 October 2007

Small-Cap Value	67.5
Small-Cap Growth	32.5

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 31 October 2007

Security
Massey Energy Co.	1.7
Greenhill & Co., Inc.	1.5
optionsXpress Holdings, Inc.	1.5
W&T Offshore, Inc.	1.4
Tupperware Brands Corp.	1.3
Ansys, Inc.	1.3
Warnaco Group (The), Inc.	1.3
Bio-Rad Laboratories, Inc., Class A	1.3
Commerce (The) Group, Inc.	1.3
Rollins, Inc.	1.3
Total	13.9

Manager's Analysis (Continued)

PowerShares Dynamic Small Cap Portfolio (ticker: PJM)

  Fund Performance History (%)  As of 31 October 2007

Index

	6 Month	Fund Inception Cumulative
Dynamic Small Cap IntellidexSM Index	-1.56	4.47
S&P Small Cap 600® Index	2.89	9.03
Russell 2000® Index	2.25	7.14

Fund

NAV Return	-1.55	4.36
Share Price Return	-1.66	4.27

Fund Inception: 1 December 2006

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 2.09%. In the Financial Highlights section of this Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.94% while the Fund's gross annualized total operating expense ratio was 2.61%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Small Cap 600® Index and the Russell 2000® Index are unmanaged indexes used as a measurement of change in stock market conditions based on the average performance of approximately 600 and 2,000, respectively, widely held stocks.

Manager's Analysis

PowerShares Dynamic Aggressive Growth Portfolio (ticker: PGZ)

The PowerShares Dynamic Aggressive Growth Portfolio is based on the Dynamic Aggressive Growth IntellidexSM Index which seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

The PowerShares Dynamic Aggressive Growth Portfolio posted a solid 13.88% return over the last six months through October 31, 2007. Growth stocks have outperformed value during this period. The fund had outstanding performance relative to the S&P 500® Pure Growth Index which was up 4.39% and the Russell 3000® Growth Index which was up 9.85%. Industrials, consumer discretionary and information technology all made significant contributions to the Fund's performance. There were no sectors which contributed negatively to the Funds performance for the reporting period.

Sector Breakdown (% of the Fund's

Net Assets) as of 31 October 2007

Information Technology	23.7
Industrials	23.0
Consumer Discretionary	17.0
Health Care	16.4
Energy	8.8
Financials	5.6
Telecommunications	1.8
Consumer Staples	1.4
Materials	1.3
Utilities	1.1
Other	(0.1)

Style Allocation (%)

as of 31 October 2007

Mid-Cap Growth	53.1
Small-Cap Growth	35.9
Large-Cap Growth	11.0

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 31 October 2007

Security
DeVry, Inc.	1.5
Hansen Natural Corp.	1.4
Nasdaq Stock Market (The), Inc.	1.3
FLIR Systems, Inc.	1.3
Monsanto Co.	1.3
Mastercard, Inc., Class A	1.3
Apple, Inc.	1.3
Jacobs Engineering Group, Inc.	1.2
Eaton Vance Corp.	1.2
Meridian Bioscience, Inc.	1.2
Total	13.0

Manager's Analysis (Continued)

PowerShares Dynamic Aggressive Growth Portfolio (ticker: PGZ)

  Fund Performance History (%)  As of 31 October 2007

Index

	6 Month	Fund Inception Cumulative
Dynamic Aggressive Growth IntellidexSM Index	14.48	21.79
Russell 3000® Growth Index	9.85	15.69
S&P 500® Pure Growth Index	4.39	10.35

Fund

NAV Return	13.88	20.84
Share Price Return	13.70	20.65

Fund Inception: 20 December 2006

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 2.37%. In the Financial Highlights section of this Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 1.03% while the Fund's gross annualized total operating expense ratio was 2.66%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Russell 3000® Growth Index and the S&P 500® Pure Growth Index are unmanaged indexes used as a measurement of change in stock market conditions based on the average performance of approximately 1,936 and 154, respectively, widely held stocks.

Manager's Analysis

PowerShares Dynamic Deep Value Portfolio (ticker: PVM)

The PowerShares Dynamic Deep Value Portfolio is based on the Dynamic Deep Value IntellidexSM Index which seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

The PowerShares Dynamic Deep Value Portfolio posted a -0.85% return over the last six months through October 31, 2007. The Fund outperformed the S&P 500® Pure Value Index which was down -3.48%. Energy and industrials were the leading contributors to performance during the period. Within energy, Apache and Occidential Petroleum along with Deere & Co. and Applied Industrial Technologies in industrials contributed positively to performance. Consumer discretionary and financials were the laggards. PMI Group and Ambac Financial were the largest laggards in financials.

Sector Breakdown (% of the Fund's

Net Assets) as of 31 October 2007

Financials	44.1
Energy	11.8
Industrials	10.7
Materials	9.3
Consumer Discretionary	6.8
Telecommunication Services	4.9
Consumer Staples	4.8
Information Technology	3.2
Utilities	2.2
Health Care	1.8
Money Market Fund	0.3
Other	0.1

Style Allocation (%)

as of 31 October 2007

Mid-Cap Value	39.9
Large-Cap Value	34.0
Small-Cap Value	26.1

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 31 October 2007

Security
CF Industries Holdings, Inc.	1.4
Apache Corp.	1.2
Premiere Global Services, Inc.	1.2
Tesoro Corp.	1.2
United Online, Inc.	1.2
Occidental Petroleum Corp.	1.2
Devon Energy Corp.	1.1
Principal Financial Group, Inc.	1.1
Energen Corp.	1.1
StanCorp Financial Group, Inc.	1.1
Total	11.8

Manager's Analysis (Continued)

PowerShares Dynamic Deep Value Portfolio (ticker: PVM)

  Fund Performance History (%)  As of 31 October 2007

Index

	6 Month	Fund Inception Cumulative
Dynamic Deep Value IntellidexSM Index	-0.34	5.46
Russell 3000® Value Index	0.53	5.36
S&P 500® Pure Value Index	-3.48	3.93

Fund

NAV Return	-0.85	4.69
Share Price Return	-1.02	4.53

Fund Inception: 20 December 2006

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 2.03%. In the Financial Highlights section of this Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.86% while the Fund's gross annualized total operating expense ratio was 1.67%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Russell 3000® Value Index and the S&P 500® Pure Value Index are unmanaged indexes used as a measurement of change in stock market conditions based on the average performance of approximately 1,896 and 138, respectively, widely held stocks.

Manager's Analysis

PowerShares Zacks Micro Cap Portfolio (ticker: PZI)

The PowerShares Zacks Micro Cap Portfolio seeks to replicate, before fees and expenses, the Zacks Micro Cap Index, which is designed to identify a group of micro cap stocks with the greatest potential to outperform passive benchmark micro cap indices and other actively managed U.S. micro cap strategies. Due to their low correlation to large, medium and small sized companies, micro caps may complement existing blended portfolios by improving risk adjusted performance.

The PowerShares Zacks Micro Cap Portfolio returned -5.57% over the past six months underperforming the Russell Micro Cap Index which returned -1.39% over the same period.

The industrial and health care sectors provided significant contributions to the Fund's performance with consumer discretionary and financials being the laggards. Overweight and stock selections within consumer discretionary and financials led to the Fund's underperformance.

Sector Breakdown (% of the Fund's

Net Assets) as of 31 October 2007

Information Technology	22.3
Financials	21.0
Consumer Discretionary	17.7
Industrials	13.6
Health Care	10.1
Materials	5.8
Energy	4.8
Consumer Staples	2.5
Telecommunication Services	1.0
Utilities	0.7
Other	0.4
Money Market Fund	0.1

Style Allocation (%)

as of 31 October 2007

Small-Cap Value	58.3
Small-Cap Growth	41.7

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 31 October 2007

Security
SIFCO Industires, Inc.	0.4
NetScout Systems, Inc.	0.4
China Yuchai International Ltd. (Bermuda)	0.4
Amtech Systems, Inc.	0.3
AsiaInfo Holdings, Inc.	0.3
Columbus McKinnon Corp.	0.3
Authorize.Net Holdings, Inc.	0.3
Exide Technologies	0.3
Bottomline Technologies, Inc.	0.3
Triquint Semiconductor, Inc.	0.3
Total	3.3

Manager's Analysis (Continued)

PowerShares Zacks Micro Cap Portfolio (ticker: PZI)

  Fund Performance History (%)  As of 31 October 2007

Index

		Avg. Ann.	Fund Inception
	6 Month	1 Year	Avg Ann	Cumulative
Zacks Micro Cap Index	-5.98	1.03	7.23	16.65
Russell Micro Cap Index	-1.39	5.05	9.70	22.66
S&P 500® Index	5.49	14.56	13.54	32.36

Fund

NAV Return	-5.57	1.17	7.47	17.19
Share Price Return	-5.51	0.70	7.26	16.69

Fund Inception: 18 August 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 0.76%. In the Financial Highlights section of this Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.70% while the Fund's gross annualized total operating expense ratio was 0.71%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Russell Micro Cap Index and the S&P 500® Index are unmanaged indexes used as a measurement of change in stock market conditions based on the average performance of approximately 2,000 and 500 common stocks, respectively.

† Average annualized.

Manager's Analysis

PowerShares Zacks Small Cap Portfolio (ticker: PZJ)

The PowerShares Zacks Small Cap Portfolio is based on the Zacks Small Cap Index. The index is designed to identify a group of small cap stocks with the greatest potential to outperform passive benchmark small cap indices and other actively managed U.S. small cap strategies. The portfolio is rebalanced and reconstituted quarterly.

The PowerShares Zacks Small Cap Portfolio returned 4.25%, outpacing the S&P Small Cap 600 Index which was up 2.89% and the Russell 2000® Index which was up 2.25%. The Fund outperformed due to positive stock selection within the health care, industrials and information technology sectors. Being overweight in the consumer discretionary sector caused a drag on performance for the past six months. Financials were a drag on the Fund's performance due to the credit market situation during the middle and late part of the year.

Sector Breakdown (% of the Fund's

Net Assets) as of 31 October 2007

Information Technology	17.6
Consumer Discretionary	16.4
Industrials	15.7
Health Care	15.4
Financials	14.7
Energy	7.8
Materials	4.8
Consumer Staples	3.4
Utilities	2.4
Telecommunication Services	1.3
Money Market Fund	0.6
Other	(0.1)

Style Allocation (%)

as of 31 October 2007

Small-Cap Growth	50.6
Small-Cap Value	49.4

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 31 October 2007

Security
Overstock.com, Inc.	0.8
Pharmion Corp.	0.7
Aegean Marine Petroleum Network, Inc. (Marshall Islands)	0.7
Isis Pharmaceuticals, Inc.	0.6
Blue Coat Systems, Inc.	0.6
TBS International Ltd. , Class A (Bermuda)	0.6
ExlService Holdings, Inc.	0.6
Double-Take Software, Inc.	0.6
BioMarin Pharmaceuticals, Inc	0.6
Koppers Holdings, Inc.	0.5
Total	6.3

Manager's Analysis (Continued)

PowerShares Zacks Small Cap Portfolio (ticker: PZJ)

  Fund Performance History (%)  As of 31 October 2007

Index

		Avg. Ann.	Fund Inception
	6 Month	1 Year	Avg Ann	Cumulative
Zacks Small Cap Index	4.26	10.72	7.34	12.85
S&P Small Cap 600® Index	2.89	11.55	9.15	16.13
Russell 2000® Index	2.25	9.27	8.76	15.41

Fund

NAV Return	4.25	10.75	7.50	13.12
Share Price Return	4.22	10.76	7.37	12.89

Fund Inception: 16 February 2006

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 0.89%. In the Financial Highlights section of this Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.70% while the Fund's gross annualized total operating expense ratio was 0.84%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Small Cap 600® Index and the Russell 2000® Index are unmanaged indexes used as a measurement of change in stock market conditions based on the average performance of approximately 600 and 2,000 common stocks, respectively.

† Average annualized.

Funds' Distribution History (Unaudited)

	Ex-Dividend	10/15/07	9/21/07	9/14/07	8/15/07	7/13/07	6/15/07	5/15/07
	Record	10/17/07	9/25/07	9/18/07	8/17/07	7/17/07	6/19/07	5/17/07
	Payable	10/31/07	9/28/07	9/28/07	8/31/07	7/31/07	6/29/07	5/31/07
Fund	Ticker
PowerShares Dynamic Large Cap Growth Portfolio	PWB	—	—	—	—	—	—	—
PowerShares Dynamic Large Cap Value Portfolio	PWV	—	0.12283	—	—	—	0.15210	—
PowerShares Dynamic Mid Cap Growth Portfolio	PWJ	—	—	—	—	—	—	—
PowerShares Dynamic Mid Cap Value Portfolio	PWP	—	0.05149	—	—	—	0.09609	—
PowerShares Dynamic Small Cap Growth Portfolio	PWT	—	—	—	—	—	—	—
PowerShares Dynamic Small Cap Value Portfolio	PWY	—	0.03122	—	—	—	0.04787	—
PowerShares Dynamic Large Cap Portfolio	PJF	—	0.06897	—	—	—	0.08510	—
PowerShares Dynamic Mid Cap Portfolio	PJG	—	0.02150	—	—	—	0.05902	—
PowerShares Dynamic Small Cap Portfolio	PJM	—	—	—	—	—	0.14483	—
PowerShares Dynamic Aggressive Growth Portfolio	PGZ	—	—	—	—	—	—	—
PowerShares Dynamic Deep Value Portfolio	PVM	—	0.09118	—	—	—	0.20027	—
PowerShares Zacks Micro Cap Portfolio	PZI	—	0.02290	—	—	—	0.03004	—
PowerShares Zacks Small Cap Portfolio	PZJ	—	—	—	—	—	—	—
	Ex-Dividend			9/15/06	8/15/06	7/14/06	6/16/06	6/15/06
	Record			9/16/06	8/17/06	7/18/06	6/20/06	6/19/06
	Payable			9/29/06	8/31/06	7/31/06	6/30/06	6/30/06
Fund	Ticker
PowerShares Dynamic Large Cap Growth Portfolio	PWB			—	—	—	0.00120	—
PowerShares Dynamic Large Cap Value Portfolio	PWV			0.05101	—	—	0.05675	—
PowerShares Dynamic Mid Cap Growth Portfolio	PWJ			—	—	—	0.01708	—
PowerShares Dynamic Mid Cap Value Portfolio	PWP			0.03813	—	—	0.05155	—
PowerShares Dynamic Small Cap Growth Portfolio	PWT			—	—	—	—	—
PowerShares Dynamic Small Cap Value Portfolio	PWY			0.02539	—	—	0.02139	—
PowerShares Dynamic Large Cap Portfolio	PJF			—	—	—	—	—
PowerShares Dynamic Mid Cap Portfolio	PJG			—	—	—	—	—
PowerShares Dynamic Small Cap Portfolio	PJM			—	—	—	—	—
PowerShares Dynamic Aggressive Growth Portfolio	PGZ			—	—	—	—	—
PowerShares Dynamic Deep Value Portfolio	PVM			—	—	—	—	—
PowerShares Zacks Micro Cap Portfolio	PZI			—	—	—	—	—
PowerShares Zacks Small Cap Portfolio	PZJ			—	—	—	—	—

	4/13/07	3/16/07	3/15/07	2/15/07	1/12/07	12/15/06	11/15/06	10/13/06
	4/17/07	3/20/07	3/20/07	2/20/07	1/16/07	12/19/06	11/17/06	10/17/06
	4/30/07	3/30/07	3/30/07	2/28/07	1/31/07	12/29/06	11/30/06	10/31/06
Fund
PowerShares Dynamic Large Cap Growth Portfolio	—	—	—	—	—	0.01906	—	—
PowerShares Dynamic Large Cap Value Portfolio	—	0.06823	—	—	—	0.11068	—	—
PowerShares Dynamic Mid Cap Growth Portfolio	—	—	—	—	—	0.09682	—	—
PowerShares Dynamic Mid Cap Value Portfolio	—	0.03230	—	—	—	0.11224	—	—
PowerShares Dynamic Small Cap Growth Portfolio	—	—	—	—	—	—	—	—
PowerShares Dynamic Small Cap Value Portfolio	—	0.03120	—	—	—	0.05147	—	—
PowerShares Dynamic Large Cap Portfolio	—	0.05700	—	—	—	0.01958	—	—
PowerShares Dynamic Mid Cap Portfolio	—	0.02010	—	—	—	0.04345	—	—
PowerShares Dynamic Small Cap Portfolio	—	—	—	—	—	0.00194	—	—
PowerShares Dynamic Aggressive Growth Portfolio	—	—	—	—	—	—	—	—
PowerShares Dynamic Deep Value Portfolio	—	0.07260	—	—	—	—	—	—
PowerShares Zacks Micro Cap Portfolio	—	—	—	—	—	0.02151	—	—
PowerShares Zacks Small Cap Portfolio	—	0.01358	—	—	—	0.01065	—	—
	5/15/06	3/17/06	12/30/05	12/16/05	9/16/05	6/17/05	4/1/05	3/18/05
	5/17/06	3/21/06	1/4/06	12/20/05	9/20/05	6/21/05	4/5/05	3/22/05
	5/31/06	3/30/06	1/31/06	12/30/05	9/30/05	6/30/05	4/29/05	4/29/05
Fund
PowerShares Dynamic Large Cap Growth Portfolio	—	—	—	0.00241	—	—	—	—
PowerShares Dynamic Large Cap Value Portfolio	—	0.04783	—	0.07647	0.05490	0.06233	—	0.01222
PowerShares Dynamic Mid Cap Growth Portfolio	—	—	—	—	—	—	—	—
PowerShares Dynamic Mid Cap Value Portfolio	—	0.03356	—	0.12251	0.04806	0.04852	—	0.02010
PowerShares Dynamic Small Cap Growth Portfolio	—	—	—	—	—	—	—	—
PowerShares Dynamic Small Cap Value Portfolio	—	0.01644	—	0.02879	0.02835	0.03471	—	—
PowerShares Dynamic Large Cap Portfolio	—	—	—	—	—	—	—	—
PowerShares Dynamic Mid Cap Portfolio	—	—	—	—	—	—	—	—
PowerShares Dynamic Small Cap Portfolio	—	—	—	—	—	—	—	—
PowerShares Dynamic Aggressive Growth Portfolio	—	—	—	—	—	—	—	—
PowerShares Dynamic Deep Value Portfolio	—	—	—	—	—	—	—	—
PowerShares Zacks Micro Cap Portfolio	—	—	—	0.01012	—	—	—	—
PowerShares Zacks Small Cap Portfolio	—	—	—	—	—	—	—	—

Frequency Distribution of Discounts & Premiums (Unaudited)

Since Inception through October 31, 2007

				Closing Price Above NAV
Ticker	Fund Name	Inception	Days	0-24 Basis Points	25-49 Basis Points	50-99 Basis Points	100-149 Basis Points	150-199 Basis Points	200+ Basis Points
PWB	PowerShares Dynamic Large Cap Growth Portfolio	3/3/05	672	399	28	1	—	—	—
PWV	PowerShares Dynamic Large Cap Value Portfolio	3/3/05	672	435	22	7	—	—	—
PWJ	PowerShares Dynamic Mid Cap Growth Portfolio	3/3/05	672	351	14	4	—	—	—
PWP	PowerShares Dynamic Mid Cap Value Portfolio	3/3/05	672	352	10	2	—	—	—
PWT	PowerShares Dynamic Small Cap Growth Portfolio	3/3/05	672	339	30	4	—	—	—
PWY	PowerShares Dynamic Small Cap Value Portfolio	3/3/05	672	348	24	5	—	—	—
PJF	PowerShares Dynamic Large Cap Portfolio	12/1/06	230	90	3	1	—	—	—
PJG	PowerShares Dynamic Mid Cap Portfolio	12/1/06	230	101	13	—	—	—	—
PJM	PowerShares Dynamic Small Cap Portfolio	12/1/06	230	71	3	—	—	—	—
PGZ	PowerShares Dynamic Aggressive Growth Portfolio	12/20/06	217	55	9	2	—	—	—
PVM	PowerShares Dynamic Deep Value Portfolio	12/20/06	217	93	2	—	—	—	—
PZI	PowerShares Zacks Micro Cap Portfolio	8/18/05	555	216	18	7	—	—	—
PZJ	PowerShares Zacks Small Cap Portfolio	2/16/06	429	206	7	1	—	—	—

	Closing Price Below NAV
Ticker	-0-24 Basis Points	-25-49 Basis Points	-50-99 Basis Points	-100-149 Basis Points	-150-199 Basis Points	-200+ Basis Points
PWB	235	8	1	—	—	—
PWV	197	7	4	—	—	—
PWJ	296	6	1	—	—	—
PWP	305	3	—	—	—	—
PWT	280	16	3	—	—	—
PWY	280	11	4	—	—	—
PJF	136	—	—	—	—	—
PJG	115	1	—	—	—	—
PJM	152	4	—	—	—	—
PGZ	139	12	—	—	—	—
PVM	122	—	—	—	—	—
PZI	301	12	1	—	—	—
PZJ	212	3	—	—	—	—

Fees and Expenses (Unaudited)

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2007.

Actual Expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Dynamic Large Cap Growth Portfolio Actual	$1,000.00	$1,097.94	0.63%	$3.32
Hypothetical (5% return before expenses)	$1,000.00	$1,021.97	0.63%	$3.20
PowerShares Dynamic Large Cap Value Portfolio Actual	$1,000.00	$1,038.53	0.63%	$3.23
Hypothetical (5% return before expenses)	$1,000.00	$1,021.97	0.63%	$3.20
PowerShares Dynamic Mid Cap Growth Portfolio Actual	$1,000.00	$1,175.44	0.63%	$3.45
Hypothetical (5% return before expenses)	$1,000.00	$1,021.97	0.63%	$3.20
PowerShares Dynamic Mid Cap Value Portfolio Actual	$1,000.00	$984.30	0.63%	$3.14
Hypothetical (5% return before expenses)	$1,000.00	$1,021.97	0.63%	$3.20

Fees and Expenses (Continued)

	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Dynamic Small Cap Growth Portfolio Actual	$1,000.00	$1,015.06	0.63%	$3.19
Hypothetical (5% return before expenses)	$1,000.00	$1,021.97	0.63%	$3.20
PowerShares Dynamic Small Cap Value Portfolio Actual	$1,000.00	$978.90	0.63%	$3.13
Hypothetical (5% return before expenses)	$1,000.00	$1,021.97	0.63%	$3.20
PowerShares Large Cap Portfolio Actual	$1,000.00	$1,062.17	0.84%	$4.35
Hypothetical (5% return before expenses)	$1,000.00	$1,020.91	0.84%	$4.27
PowerShares Mid Cap Portfolio Actual	$1,000.00	$1,018.57	0.82%	$4.16
Hypothetical (5% return before expenses)	$1,000.00	$1,021.01	0.82%	$4.17
PowerShares Small Cap Portfolio Actual	$1,000.00	$984.50	0.94%	$4.69
Hypothetical (5% return before expenses)	$1,000.00	$1,020.41	0.94%	$4.77
PowerShares Dynamic Aggressive Growth Portfolio Actual	$1,000.00	$1,138.76	1.03%	$5.54
Hypothetical (5% return before expenses)	$1,000.00	$1,019.96	1.03%	$5.23
PowerShares Dynamic Deep Value Portfolio Actual	$1,000.00	$991.49	0.86%	$4.31
Hypothetical (5% return before expenses)	$1,000.00	$1,020.81	0.86%	$4.37
PowerShares Zacks Micro Cap Portfolio Actual	$1,000.00	$944.32	0.70%	$3.42
Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	0.70%	$3.56
PowerShares Zacks Small Cap Portfolio Actual	$1,000.00	$1,042.52	0.70%	$3.59
Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	0.70%	$3.56

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended October 31, 2007. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 184 and then dividing the result by 366.

Schedule of Investments

PowerShares Dynamic Large Cap Growth Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks—99.8%
	Consumer Discretionary—8.7%
186,759	Coach, Inc.*	$6,827,909
356,412	DIRECTV Group (The), Inc.*	9,437,790
220,564	Johnson Controls, Inc.	9,643,058
164,813	McGraw-Hill (The) Companies, Inc.	8,247,243
959,127	News Corp., Class A	20,784,282
		54,940,282
	Consumer Staples—5.6%
125,364	Colgate-Palmolive Co.	9,561,512
430,487	Walgreen Co.	17,068,810
142,736	WM Wrigley Jr. Co.	8,802,529
		35,432,851
	Energy—6.0%
79,060	Diamond Offshore Drilling, Inc.	8,951,964
129,906	National Oilwell Varco, Inc.*	9,514,315
201,046	Schlumberger Ltd. (Netherlands)	19,415,012
		37,881,291
	Financials—2.9%
418,684	Charles Schwab (The) Corp.	9,730,216
63,118	Franklin Resources, Inc.	8,185,142
		17,915,358
	Health Care—17.4%
151,840	Baxter International, Inc.	9,111,918
108,096	Becton, Dickinson & Co.	9,021,692
665,628	Bristol-Myers Squibb Co.	19,962,184
259,351	Genentech, Inc.*	19,225,690
145,328	McKesson Corp.	9,606,181
97,321	Medco Health Solutions, Inc.*	9,185,156
367,190	Medtronic, Inc.	17,419,494
276,999	Schering-Plough Corp.	8,454,009
106,171	Zimmer Holdings, Inc.*	7,377,823
		109,364,147
	Industrials—10.5%
200,645	Boeing Co.	19,781,591
202,835	CSX Corp.	9,080,923
107,098	Danaher Corp.	9,175,086
63,835	Precision Castparts Corp.	9,563,121
135,593	Raytheon Co.	8,625,071
74,508	Union Pacific Corp.	9,540,004
		65,765,796
	Information Technology—39.5%
194,494	Adobe Systems, Inc.*	9,316,263
228,455	Agilent Technologies, Inc.*	8,418,567
140,087	Apple, Inc.*	26,609,526
389,314	Applied Materials, Inc.	7,560,478
181,823	Automatic Data Processing, Inc.	9,011,148
607,853	Cisco Systems, Inc.*	20,095,620
355,804	Corning, Inc.	8,635,363
569,015	eBay, Inc.*	20,541,441

Number of Shares		Value
	Common Stocks (Continued)
422,949	EMC Corp.*	$10,738,675
37,666	Google, Inc., Class A*	26,629,861
393,157	Hewlett-Packard Co.	20,318,354
60,690	Mastercard, Inc., Class A	11,503,790
243,826	NVIDIA Corp.*	8,626,564
956,757	Oracle Corp.*	21,211,303
486,422	QUALCOMM, Inc.	20,784,812
566,694	Texas Instruments, Inc.	18,474,224
		248,475,989
	Materials—4.8%
92,397	Air Products & Chemicals, Inc.	9,041,046
119,252	Monsanto Co.	11,642,573
109,888	Praxair, Inc.	9,393,226
		30,076,845
	Utilities—4.4%
100,269	Constellation Energy Group, Inc.	9,495,474
172,328	PPL Corp.	8,909,358
97,824	Public Service Enterprise Group, Inc.	9,351,974
		27,756,806
	Total Common Stocks (Cost $576,623,680)	627,609,365
	Money Market Fund—0.1%
497,740	Liquid Assets Portfolio Private Class** (Cost $497,740)	497,740
	Total Investments (Cost $577,121,420)—99.9%	628,107,105
	Other assets less liabilities—0.1%	745,452
	Net Assets—100.0%	$628,852,557

*  Non-income producing security.

**  Affiliated investment.

COUNTRY BREAKDOWN

October 31, 2007 (Unaudited)

	Value	Net Assets
United States	$608,692,093	96.8%
Netherlands	19,415,012	3.1
Total investments	628,107,105	99.9
Other assets less liabilities	745,452	0.1
Net Assets	$628,852,557	100.0%

See Notes to Financial Statements.

Schedule of Investments

PowerShares Dynamic Large Cap Value Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks—99.8%
	Consumer Staples—7.4%
120,778	Altria Group, Inc.	$8,808,339
64,296	General Mills, Inc.	3,711,808
52,304	Kimberly-Clark Corp.	3,707,831
54,339	Reynolds American, Inc.	3,501,062
		19,729,040
	Energy—16.1%
46,430	Apache Corp.	4,819,898
95,525	Chevron Corp.	8,741,493
47,706	Devon Energy Corp.	4,455,740
97,787	Exxon Mobil Corp.	8,995,427
58,543	Hess Corp.	4,192,264
66,669	Marathon Oil Corp.	3,942,138
63,376	Occidental Petroleum Corp.	4,376,113
52,443	Valero Energy Corp.	3,693,560
		43,216,633
	Financials—40.0%
62,202	ACE Ltd. (Cayman Islands)	3,770,063
67,394	AFLAC, Inc.	4,230,995
65,621	Allstate (The) Corp.	3,438,540
127,019	American International Group, Inc.	8,017,439
58,890	Ameriprise Financial, Inc.	3,708,892
165,416	Bank of America Corp.	7,986,285
70,267	Chubb (The) Corp.	3,748,744
178,824	Citigroup, Inc.	7,492,726
47,630	Goldman Sachs Group (The), Inc.	11,808,430
40,410	Hartford Financial Services Group (The), Inc.	3,920,982
188,305	JPMorgan Chase & Co.	8,850,335
59,015	Lincoln National Corp.	3,680,766
76,426	Loews Corp.	3,751,752
56,095	MetLife, Inc.	3,862,141
134,411	Morgan Stanley	9,040,484
64,747	Principal Financial Group, Inc.	4,381,430
40,018	Prudential Financial, Inc.	3,870,541
71,089	Travelers (The) Cos., Inc.	3,711,557
229,426	Wells Fargo & Co.	7,802,778
		107,074,880
	Health Care—9.2%
69,520	CIGNA Corp.	3,649,105
135,673	Johnson & Johnson	8,841,810
337,492	Pfizer, Inc.	8,305,678
77,599	Wyeth	3,773,639
		24,570,232

Number of Shares		Value
	Common Stocks (Continued)
	Industrials—5.5%
26,406	Deere & Co.	$4,090,289
45,570	Northrop Grumman Corp.	3,810,563
62,994	Paccar, Inc.	3,499,947
95,376	Waste Management, Inc.	3,470,733
		14,871,532
	Information Technology—3.1%
71,843	International Business Machines Corp.	8,342,409
	Materials—5.8%
84,279	Dow Chemical (The) Co.	3,795,926
73,699	E.I. du Pont de Nemours & Co.	3,648,837
102,332	International Paper Co.	3,782,191
67,917	Nucor Corp.	4,212,213
		15,439,167
	Telecommunication Services—6.7%
210,264	AT&T, Inc.	8,786,932
200,172	Verizon Communications, Inc.	9,221,924
		18,008,856
	Utilities—6.0%
195,901	Duke Energy Corp.	3,755,422
68,162	Edison International	3,963,620
34,674	Entergy Corp.	4,156,373
58,477	FirstEnergy Corp.	4,075,847
		15,951,262
	Total Investments (Cost $248,326,618)—99.8%	267,204,011
	Other assets less liabilities—0.2%	419,590
	Net Assets—100.0%	$267,623,601

COUNTRY BREAKDOWN

October 31, 2007 (Unaudited)

	Value	Net Assets
United States	$263,433,948	98.4%
Cayman Islands	3,770,063	1.4
Total investments	267,204,011	99.8
Other assets less liabilities	419,590	0.2
Net Assets	$267,623,601	100.0%

See Notes to Financial Statements.

Schedule of Investments

PowerShares Dynamic Mid Cap Growth Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Consumer Discretionary—15.5%
175,734	Apollo Group, Inc., Class A*	$13,928,677
44,901	Boyd Gaming Corp.	1,877,760
77,371	Burger King Holdings, Inc.	2,045,689
53,128	DeVry, Inc.	2,905,570
300,685	Gemstar-TV Guide International, Inc.*	2,071,720
91,542	Gentex Corp.	1,902,243
270,114	International Game Technology	11,779,672
16,711	ITT Educational Services, Inc.*	2,125,472
36,189	Men's Wearhouse (The), Inc.	1,529,347
52,865	PetSmart, Inc.	1,583,307
31,499	Phillips-Van Heusen Corp.	1,505,652
136,513	Polo Ralph Lauren Corp.	9,392,094
63,483	Tempur-Pedic International, Inc.	2,285,388
		54,932,591
	Consumer Staples—0.5%
49,990	NBTY, Inc.*	1,779,644
	Energy—8.9%
126,097	Cameron International Corp.*	12,276,804
49,748	Dresser-Rand Group, Inc.*	1,925,248
38,745	FMC Technologies, Inc.*	2,349,109
75,870	Global Industries Ltd.*	1,867,920
210,160	Noble Corp. (Cayman Islands)	11,127,972
52,158	Pride International, Inc.*	1,924,630
		31,471,683
	Financials—6.2%
68,148	Brown & Brown, Inc.	1,716,648
47,776	Eaton Vance Corp.	2,390,233
56,164	Nasdaq Stock Market (The), Inc.*	2,622,859
72,312	SEI Investments Co.	2,286,505
200,936	T. Rowe Price Group, Inc.	12,908,129
		21,924,374
	Health Care—11.1%
34,942	Charles River Laboratories International, Inc.*	2,026,636
25,017	Covance, Inc.*	2,063,903
31,887	DaVita, Inc.*	2,078,714
46,587	DENTSPLY International, Inc.	1,932,429
37,984	Edwards Lifesciences Corp.*	1,907,556
188,351	Express Scripts, Inc.*	11,884,947
30,505	Kinetic Concepts, Inc.*	1,833,351
132,765	Laboratory Corp. of America Holdings*	9,127,593
28,713	Manor Care, Inc.	1,911,712
29,122	Techne Corp.*	1,899,919
29,788	Waters Corp.*	2,293,080
18,587	WellCare Health Plans, Inc.*	449,620
		39,409,460

Number of Shares		Value
	Common Stocks (Continued)
	Industrials—21.1%
42,460	AGCO Corp.*	$2,534,013
45,879	AMETEK, Inc.	2,156,313
210,237	C.H. Robinson Worldwide, Inc.	10,495,031
62,511	Copart, Inc.*	2,399,172
18,805	Dun & Bradstreet (The) Corp.	1,821,264
81,102	Fluor Corp.	12,814,116
36,339	IHS, Inc., Class A*	2,291,174
27,756	Jacobs Engineering Group, Inc.*	2,418,935
46,161	Manitowoc (The) Co., Inc.	2,273,891
26,117	Manpower, Inc.	1,951,985
214,825	McDermott International, Inc. (Panama)*	13,117,215
35,416	MSC Industrial Direct Co., Class A	1,725,113
48,101	Pall Corp.	1,927,407
57,442	Robert Half International, Inc.	1,728,430
149,731	Rockwell Collins, Inc.	11,201,376
33,122	Thomas & Betts Corp.*	1,855,163
60,302	Waste Connections, Inc.*	2,038,811
		74,749,409
	Information Technology—23.0%
50,789	Amphenol Corp., Class A	2,248,429
279,609	Analog Devices, Inc.	9,355,717
222,630	Autodesk, Inc.*	10,886,607
150,367	BEA Systems, Inc.*	2,541,202
409,305	CA, Inc.	10,826,118
32,413	CommScope, Inc.*	1,528,921
50,355	Dolby Laboratories, Inc., Class A*	2,087,718
450,425	Electronic Data Systems Corp.	9,724,676
30,610	Factset Research Systems, Inc.	2,158,617
217,512	Fidelity National Information Services, Inc.	10,031,653
54,531	Hewitt Associates, Inc., Class A*	1,923,854
167,896	MEMC Electronic Materials, Inc.*	12,293,346
19,452	Mettler Toledo International, Inc.*	2,068,720
58,092	National Instruments, Corp.	1,884,504
66,122	Total System Services, Inc.	1,981,015
		81,541,097
	Materials—4.4%
247,488	Ecolab, Inc.	11,674,009
73,378	Nalco Holding Co.	1,824,177
45,605	Owens-Illinois, Inc.*	2,025,774
		15,523,960
	Telecommunication Services—5.9%
159,243	Telephone & Data Systems, Inc.	11,115,161
106,017	United States Cellular Corp.*	9,981,501
		21,096,662

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Mid Cap Growth Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Utilities—3.4%
199,805	Allegheny Energy, Inc.*	$12,120,171
	Total Investments (Cost $321,594,812)—100.0%	354,549,051
	Liabilities in excess of other assets—(0.0%)	(113,883)
	Net Assets—100.0%	$354,435,168

*  Non-income producing security.

COUNTRY BREAKDOWN

October 31, 2007 (Unaudited)

	Value	Net Assets
United States	$330,303,864	93.2%
Panama	13,117,215	3.7
Cayman Islands	11,127,972	3.1
Total investments	354,549,051	100.0
Liabilities in excess of other assets	(113,883)	(0.0)
Net Assets	$354,435,168	100.0%

See Notes to Financial Statements.

Schedule of Investments

PowerShares Dynamic Mid Cap Value Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks—99.9%
	Consumer Discretionary—17.2%
27,449	AutoZone, Inc.*	$3,414,931
6,828	Black & Decker (The) Corp.	613,905
7,009	BorgWarner, Inc.	740,921
20,538	Brinker International, Inc.	521,460
14,238	Darden Restaurants, Inc.	612,234
67,015	Genuine Parts Co.	3,288,427
10,596	Meredith Corp.	659,601
6,783	Mohawk Industries, Inc.*	578,861
22,967	Newell Rubbermaid, Inc.	669,718
48,244	Sherwin-Williams (The) Co.	3,083,756
10,439	Stanley Works (The)	600,764
41,696	VF Corp.	3,632,972
		18,417,550
	Consumer Staples—13.9%
25,562	Alberto-Culver Co.	664,356
16,922	BJ's Wholesale Club, Inc.*	607,161
43,739	Carolina Group	3,751,932
55,676	Clorox (The) Co.	3,483,647
129,498	ConAgra Foods, Inc.	3,072,988
200,324	Sara Lee Corp.	3,313,359
		14,893,443
	Energy—6.2%
55,425	Noble Energy, Inc.	4,242,229
6,746	SEACOR Holdings, Inc.*	618,271
8,098	Sunoco, Inc.	596,013
12,007	Tesoro Corp.	726,784
9,048	Tidewater, Inc.	494,654
		6,677,951
	Financials—28.0%
21,003	American Financial Group, Inc.	627,990
4,699	American National Insurance	607,581
76,855	AON Corp.	3,483,068
8,245	Arch Capital Group Ltd. (Bermuda)*	616,479
11,492	Assurant, Inc.	671,592
11,522	Bank of Hawaii Corp.	612,510
14,056	Cincinnati Financial Corp.	559,148
79,347	CNA Financial Corp.	3,144,522
10,598	Erie Indemnity Co., Class A	603,026
5,813	Everest Re Group Ltd. (Bermuda)	619,317
13,846	Hanover Insurance Group (The), Inc.	637,885
21,453	HCC Insurance Holdings, Inc.	641,230
1,246	Markel Corp.*	676,852
11,244	Mercury General Corp.	576,930
62,209	Nationwide Financial Services, Inc., Class A	3,337,513
16,352	Odyssey Re Holdings Corp.	607,967
32,562	Old Republic International Corp.	499,175
8,146	PartnerRe Ltd. (Bermuda)	678,155
14,169	Protective Life Corp.	607,425

Number of Shares		Value
	Common Stocks (Continued)
10,906	Reinsurance Group of America, Inc.	$623,060
10,208	Safeco Corp.	591,043
12,575	StanCorp Financial Group, Inc.	693,260
9,622	Torchmark Corp.	626,970
8,362	Transatlantic Holdings, Inc.	623,220
136,059	Unum Group	3,175,617
19,816	W.R. Berkley Corp.	596,263
43,693	XL Capital Ltd., Class A (Cayman Islands)	3,143,711
		29,881,509
	Health Care—3.8%
58,034	Coventry Health Care, Inc.*	3,500,030
10,811	Health Net, Inc.*	579,578
		4,079,608
	Industrials—16.0%
46,382	Allied Waste Industries, Inc.*	586,269
12,218	Con-Way, Inc.	520,609
13,224	Crane Co.	627,347
35,335	Eaton Corp.	3,271,314
14,841	Gardner Denver, Inc.*	536,205
46,468	Parker Hannifin Corp.	3,734,633
74,532	Pitney Bowes, Inc.	2,984,261
19,050	Republic Services, Inc.	651,320
7,616	Teleflex, Inc.	557,567
41,680	Terex Corp.*	3,093,490
10,012	Toro Co.	557,268
		17,120,283
	Information Technology—3.8%
51,413	Amkor Technology, Inc.*	582,509
59,507	Computer Sciences Corp.*	3,474,614
		4,057,123
	Materials—6.5%
9,906	Ashland, Inc.	581,680
11,309	Ball Corp.	560,700
9,353	CF Industries Holdings, Inc.	822,129
8,873	Eastman Chemical Co.	590,853
9,315	Lubrizol (The) Corp.	632,302
35,239	United States Steel Corp.	3,802,289
		6,989,953
	Telecommunication Services—3.2%
12,344	CenturyTel, Inc.	543,753
53,338	Embarq Corp.	2,822,647
		3,366,400

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Mid Cap Value Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Utilities—1.3%
11,030	Energen Corp.	$705,920
12,643	ONEOK, Inc.	631,391
		1,337,311
	Total Investments (Cost $104,376,666)—99.9%	106,821,131
	Other assets less liabilities—0.1%	67,380
	Net Assets—100.0%	$106,888,511

*  Non-income producing security.

COUNTRY BREAKDOWN

October 31, 2007 (Unaudited)

	Value	Net Assets
United States	$101,763,469	95.2%
Cayman Islands	3,143,711	2.9
Bermuda	1,913,951	1.8
Total investments	106,821,131	99.9
Other assets less liabilities	67,380	0.1
Net Assets	$106,888,511	100.0%

See Notes to Financial Statements.

Schedule of Investments

PowerShares Dynamic Small Cap Growth Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks—100.1%
	Consumer Discretionary—16.3%
26,358	1-800-FLOWERS.COM, Inc., Class A*	$316,032
73,693	Aeropostale, Inc.*	1,687,570
7,227	Ambassadors Group, Inc.	131,315
30,612	Arbitron, Inc.	1,549,579
3,319	Blue Nile, Inc.*	262,334
7,063	Bright Horizons Family Solutions, Inc.*	274,044
548,718	Charter Communications, Inc., Class A*	1,135,846
41,632	Crown Media Holdings, Inc., Class A*	328,060
9,202	DSW, Inc., Class A*	207,045
31,097	Entravision Communications Corp., Class A*	282,983
67,497	Marvel Entertainment, Inc.*	1,669,876
28,128	NutriSystem, Inc.*	846,653
15,548	Universal Technical Institute, Inc.*	292,769
43,709	Warnaco Group (The), Inc.*	1,778,519
9,517	WMS Industries, Inc.*	329,954
		11,092,579
	Energy—6.6%
60,533	Alliance Holdings GP LP	1,576,279
15,600	Bois d'Arc Energy, Inc.*	342,264
32,415	Dril-Quip, Inc.*	1,728,693
5,611	NATCO Group, Inc., Class A*	299,122
8,569	NuStar GP Holdings LLC	276,950
8,918	Penn Virginia GP Holdings LP	294,294
		4,517,602
	Financials—6.5%
26,346	Greenhill & Co., Inc.	1,949,076
16,074	MarketAxess Holdings, Inc.*	251,880
64,856	optionsXpress Holdings, Inc.	1,930,115
8,107	Signature Bank*	276,854
		4,407,925
	Health Care—20.3%
67,111	Align Technology, Inc.*	1,389,198
7,416	Amedisys, Inc.*	314,809
15,713	AMN Healthcare Services, Inc.*	298,704
4,057	Analogic Corp.	231,858
5,002	Arthrocare Corp.*	324,330
3,868	Dionex Corp.*	340,384
54,364	Emergency Medical Services Corp., Class A*	1,651,035
10,252	KV Pharmaceutical Co., Class A*	321,298
9,546	MedCath Corp.*	264,711
34,210	Mentor Corp.	1,456,320
10,860	Meridian Bioscience, Inc.	359,357
64,719	MGI Pharma, Inc.*	2,108,544
34,701	Myriad Genetics, Inc.*	1,921,047
11,606	Omnicell, Inc.*	306,398
44,721	OSI Pharmaceuticals, Inc.*	1,859,052

Number of Shares		Value
	Common Stocks (Continued)
6,515	Parexel International Corp.*	$299,690
5,807	SurModics, Inc.*	329,489
		13,776,224
	Industrials—23.3%
8,923	AAR Corp.*	285,982
8,122	Administaff, Inc.	323,905
4,870	Advisory Board Co. (The)*	312,703
11,131	Apogee Enterprises, Inc.	261,912
7,088	Cubic Corp.	318,960
33,453	Curtiss-Wright Corp.	1,883,069
13,007	DynCorp International, Inc., Class A*	294,478
5,980	Heidrick & Struggles International, Inc.	258,456
8,396	Hub Group, Inc., Class A*	213,007
4,242	Huron Consulting Group, Inc.*	296,431
8,980	II-VI, Inc.*	311,965
15,531	Interface, Inc., Class A	297,108
82,949	Knight Transportation, Inc.	1,324,696
5,675	Layne Christensen Co.*	323,135
3,810	Middleby (The) Corp.*	248,298
26,952	Perini Corp.*	1,545,697
14,825	Pike Electric Corp.*	292,053
6,876	Raven Industries, Inc.	297,112
7,892	RBC Bearings, Inc.*	317,179
50,848	Resources Connection, Inc.	1,157,809
4,053	United Industrial Corp.	327,563
17,105	Valmont Industries, Inc.	1,637,291
40,711	Wabtec Corp.	1,527,884
25,973	Woodward Governor Co.	1,740,191
		15,796,884
	Information Technology—25.7%
17,263	Advanced Energy Industries, Inc.*	276,208
46,044	Ansys, Inc.*	1,786,968
31,839	Ariba, Inc.*	411,997
51,000	Atheros Communications, Inc.*	1,790,099
7,161	Bankrate, Inc.*	329,048
6,707	Blackboard, Inc.*	334,679
6,719	Blue Coat Systems, Inc.*	272,724
6,716	Cabot Microelectronics Corp.*	266,491
19,525	Cogent, Inc.*	288,384
6,583	Comtech Telecommunications Corp.*	357,128
57,348	Cree, Inc.*	1,605,744
7,335	DealerTrack Holdings, Inc.*	360,075
9,489	Dycom Industries, Inc.*	268,064
25,241	Global Cash Access Holdings, Inc.*	252,158
20,070	Informatica Corp.*	342,796
44,866	j2 Global Communications, Inc.*	1,511,536
13,503	JDA Software Group, Inc.*	337,035
20,391	Magma Design Automation, Inc.*	303,622
6,549	MAXIMUS, Inc.	313,828
25,588	Micrel, Inc.	231,571
12,267	Novatel Wireless, Inc.*	318,942

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Small Cap Growth Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
86,623	Parametric Technology Corp.*	$1,654,499
104,769	Quest Software, Inc.*	1,822,980
6,876	SPSS, Inc.*	261,288
16,991	Sykes Enterprises, Inc.*	299,891
8,105	Syntel, Inc.	345,111
10,606	Verigy Ltd. (Singapore)*	243,832
14,361	Vignette Corp.*	247,584
26,558	Wind River Systems, Inc.*	332,241
7,595	Wright Express Corp.*	293,927
		17,460,450
	Materials—0.9%
11,279	Innospec, Inc.	240,130
12,541	WR Grace & Co.*	371,213
		611,343
	Telecommunication Services—0.5%
10,463	NTELOS Holdings Corp.	315,878
	Total Investments (Cost $64,147,578)—100.1%	67,978,885
	Liabilities in excess of other assets—(0.1%)	(39,370)
	Net Assets—100.0%	$67,939,515

*  Non-income producing security.

COUNTRY BREAKDOWN

October 31, 2007 (Unaudited)

	Value	Net Assets
United States	$67,735,053	99.7%
Singapore	243,832	0.4
Total investments	67,978,885	100.1
Liabilities in excess of other assets	(39,370)	(0.1)
Net Assets	$67,939,515	100.0%

See Notes to Financial Statements.

Schedule of Investments

PowerShares Dynamic Small Cap Value Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks—100.2%
	Consumer Discretionary—19.9%
16,213	Aftermarket Technology Corp.*	$559,673
20,794	American Axle & Manufacturing Holdings, Inc.	571,003
19,602	American Greetings Corp., Class A	516,317
84,244	AnnTaylor Stores Corp.*	2,610,722
21,687	Blyth, Inc.	414,005
14,532	Bob Evans Farms, Inc.	409,512
21,973	Cato (The) Corp., Class A	441,218
111,730	Collective Brands, Inc.*	2,065,888
22,043	Conn's, Inc.*	563,640
27,711	Dress Barn (The), Inc.*	454,183
12,349	Drew Industries, Inc.*	488,773
21,411	Helen of Troy Ltd. (Bermuda)*	385,398
7,714	IHOP Corp.	488,528
84,865	Jack in the Box, Inc.*	2,662,215
79,982	Regis Corp.	2,687,395
21,893	Ruby Tuesday, Inc.	349,631
18,231	Sonic Automotive, Inc., Class A	460,515
68,594	Speedway Motorsports, Inc.	2,489,962
67,633	Stewart Enterprises, Inc., Class A	613,431
85,749	Tupperware Brands Corp.	3,095,538
18,445	Wolverine World Wide, Inc.	472,930
		22,800,477
	Consumer Staples—3.0%
127,917	Flowers Foods, Inc.	2,806,499
18,418	Fresh Del Monte Produce, Inc. (Cayman Islands)	668,205
		3,474,704
	Energy—4.6%
17,685	Delek US Holdings, Inc.	424,263
10,576	GulfMark Offshore, Inc.*	492,630
62,250	Parker Drilling Co.*	525,390
13,029	Swift Energy Co.*	617,965
118,447	W&T Offshore, Inc.	3,176,749
		5,236,997
	Financials—27.8%
18,523	Advanta Corp., Class B	292,663
29,622	Amtrust Financial Services, Inc.	413,227
10,756	BancFirst Corp.	488,753
13,113	City Holding Co.	495,803
27,001	CNA Surety Corp.*	534,350
82,817	Commerce (The) Group, Inc.	3,021,992
65,514	Delphi Financial Group, Inc., Class A	2,538,667
8,569	Downey Financial Corp.	349,015
25,890	Employers Holdings, Inc.	496,052
12,393	FBL Financial Group, Inc., Class A	501,669
48,252	First BanCorp	424,135
14,895	First Citizens BancShares, Inc., Class A	2,425,353
9,651	FirstFed Financial Corp.*	412,870

Number of Shares		Value
	Common Stocks (Continued)
9,025	GAMCO Investors, Inc., Class A	$558,738
15,031	Harleysville Group, Inc.	468,516
25,075	Horace Mann Educators Corp.	518,802
11,696	Infinity Property & Casualty Corp.	470,413
114,693	International Bancshares Corp.	2,507,189
8,854	Midland (The) Co.	563,291
8,946	Navigators Group (The), Inc.*	539,444
51,699	Ocwen Financial Corp.*	385,675
190,628	Phoenix (The) Cos., Inc.	2,626,854
58,620	Potlatch Corp.	2,793,829
50,214	ProAssurance Corp.*	2,768,800
8,062	RLI Corp.	468,967
22,982	Selective Insurance Group	558,692
16,208	State Auto Financial Corp.	446,044
59,597	UMB Financial Corp.	2,503,074
22,409	United America Indemnity Ltd., Class A (Cayman Islands)*	494,118
12,764	United Fire & Casualty Co.	408,959
11,249	Zenith National Insurance Corp.	451,985
		31,927,939
	Health Care—5.5%
18,210	Apria Healthcare Group, Inc.*	440,136
31,311	Bio-Rad Laboratories, Inc., Class A*	3,024,016
93,956	LifePoint Hospitals, Inc.*	2,867,537
		6,331,689
	Industrials—15.9%
15,163	Applied Industrial Technologies, Inc.	537,529
13,508	Arkansas Best Corp.	370,795
9,557	Atlas Air Worldwide Holdings, Inc.*	559,945
6,588	Cascade Corp.	414,912
69,442	Deluxe Corp.	2,801,290
18,651	Encore Wire Corp.	391,671
11,604	EnPro Industries, Inc.*	475,880
11,643	G&K Services, Inc., Class A	472,007
31,146	Heartland Express, Inc.	434,175
188,049	IKON Office Solutions, Inc.	2,482,247
23,224	Labor Ready, Inc.*	408,278
52,271	Regal-Beloit Corp.	2,563,370
25,469	Republic Airways Holdings, Inc.*	542,235
44,733	United Stationers, Inc.*	2,590,488
55,806	Watson Wyatt Worldwide, Inc., Class A	2,660,272
26,058	Werner Enterprises, Inc.	495,623
		18,200,717
	Information Technology—9.4%
98,773	Adtran, Inc.	2,377,466
20,974	CSG Systems International, Inc.*	430,596
20,445	Insight Enterprises, Inc.*	565,100
11,514	MTS Systems Corp.	512,258
331,404	Palm, Inc.	2,989,265
17,075	Plantronics, Inc.	467,001

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Small Cap Value Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
144,195	SAIC, Inc.*	$2,842,083
33,747	United Online, Inc.	593,947
		10,777,716
	Materials—12.2%
31,146	Buckeye Technologies, Inc.*	558,136
98,112	H.B. Fuller Co.	2,887,436
29,355	Headwaters, Inc.*	421,244
7,357	Minerals Technologies, Inc.	516,609
123,144	Olin Corp.	2,805,220
9,817	OM Group, Inc.*	520,105
60,960	Quanex Corp.	2,510,942
16,728	Rock-Tenn Co., Class A	487,788
45,185	Schnitzer Steel Industries, Inc.	2,985,374
22,387	Spartech Corp.	344,088
		14,036,942
	Telecommunication Services—1.4%
37,075	Premiere Global Services, Inc.*	610,996
34,320	Syniverse Holdings, Inc.*	572,801
26,284	USA Mobility, Inc.	411,082
		1,594,879
	Utilities—0.5%
10,437	Northwest Natural Gas Co.	502,750
	Total Investments (Cost $118,480,420)—100.2%	114,884,810
	Liabilities in excess of other assets—(0.2%)	(185,529)
	Net Assets—100.0%	$114,699,281

*  Non-income producing security.

COUNTRY BREAKDOWN

October, 2007 (Unaudited)

	Value	Net Assets
United States	$113,337,089	98.8%
Cayman Islands	1,162,323	1.0
Bermuda	385,398	0.4
Total invetments	114,884,810	100.2
Liabilities in excess of other assets	(185,529)	(0.2)
Net Assets	$114,699,281	100.0%

See Notes to Financial Statements.

Schedule of Investments

PowerShares Dynamic Large Cap Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks—99.6%
	Consumer Discretionary—5.2%
2,126	Coach, Inc.*	$77,727
2,511	Johnson Controls, Inc.	109,781
1,681	NIKE, Inc., Class B	111,383
1,859	Omnicom Group, Inc.	94,772
6,575	Walt Disney (The) Co.	227,692
2,894	Yum! Brands, Inc.	116,541
		737,896
	Consumer Staples—6.0%
3,183	Altria Group, Inc.	232,136
1,724	Kellogg Co.	91,010
1,378	Kimberly-Clark Corp.	97,686
3,562	Kroger (The) Co.	104,687
3,383	Procter & Gamble (The) Co.	235,187
1,432	Reynolds American, Inc.	92,264
		852,970
	Energy—12.7%
1,224	Apache Corp.	127,063
2,517	Chevron Corp.	230,331
2,698	ConocoPhillips	229,222
1,257	Devon Energy Corp.	117,404
900	Diamond Offshore Drilling, Inc.	101,907
2,577	Exxon Mobil Corp.	237,058
1,543	Hess Corp.	110,494
1,757	Marathon Oil Corp.	103,891
1,670	Occidental Petroleum Corp.	115,314
2,289	Schlumberger Ltd. (Netherlands)	221,049
1,382	Valero Energy Corp.	97,334
1,742	XTO Energy, Inc.	115,634
		1,806,701
	Financials—20.6%
1,639	ACE Ltd. (Cayman Islands)	99,340
1,776	AFLAC, Inc.	111,497
1,729	Allstate (The) Corp.	90,600
3,769	American Express Co.	229,721
3,347	American International Group, Inc.	211,263
1,552	Ameriprise Financial, Inc.	97,745
4,359	Bank of America Corp.	210,453
2,342	Bank of New York Mellon (The) Corp.	114,407
1,852	Chubb (The) Corp.	98,804
718	Franklin Resources, Inc.	93,110
1,255	Goldman Sachs Group (The), Inc.	311,140
1,065	Hartford Financial Services Group (The), Inc.	103,337
4,962	JPMorgan Chase & Co.	233,213
1,555	Lincoln National Corp.	96,985
2,014	Loews Corp.	98,867
2,997	Merrill Lynch & Co., Inc.	197,862
1,478	MetLife, Inc.	101,760
1,706	Principal Financial Group, Inc.	115,445
1,055	Prudential Financial, Inc.	102,040

Number of Shares		Value
	Common Stocks (Continued)
1,543	State Street Corp.	$123,085
1,873	Travelers Cos.(The), Inc.	97,789
		2,938,463
	Health Care—15.7%
4,256	Abbott Laboratories	232,463
1,860	Aetna, Inc.	104,476
1,729	Baxter International, Inc.	103,757
1,231	Becton, Dickinson & Co.	102,739
3,248	Bristol-Myers Squibb Co.	97,408
1,832	CIGNA Corp.	96,162
1,651	Eli Lilly & Co.	89,402
3,575	Johnson & Johnson	232,983
1,655	McKesson Corp.	109,396
1,108	Medco Health Solutions, Inc.*	104,573
1,792	Medtronic, Inc.	85,012
4,403	Merck & Co., Inc.	256,518
4,417	UnitedHealth Group, Inc.	217,096
1,175	WellPoint, Inc.*	93,095
4,771	Wyeth	232,014
1,215	Zimmer Holdings, Inc.*	84,430
		2,241,524
	Industrials—13.9%
2,428	3M Co.	209,682
2,285	Boeing Co.	225,278
1,219	Danaher Corp.	104,432
696	Deere & Co.	107,810
1,923	Emerson Electric Co.	100,515
1,205	General Dynamics Corp.	109,607
1,686	Honeywell International, Inc.	101,851
1,628	Illinois Tool Works, Inc.	93,219
955	Lockheed Martin Corp.	105,088
1,201	Northrop Grumman Corp.	100,428
1,660	PACCAR, Inc.	92,230
727	Precision Castparts Corp.	108,912
1,543	Raytheon Co.	98,150
849	Union Pacific Corp.	108,706
2,960	United Technologies Corp.	226,707
2,513	Waste Management, Inc.	91,448
		1,984,063
	Information Technology—15.1%
2,601	Agilent Technologies, Inc.*	95,847
6,921	Cisco Systems, Inc.*	228,808
4,051	Corning, Inc.	98,318
7,820	Dell, Inc.*	239,292
2,777	eBay, Inc.*	100,250
4,477	Hewlett-Packard Co.	231,371
8,579	Intel Corp.	230,775
1,893	International Business Machines Corp.	219,815
7,689	Microsoft Corp.	283,032
10,893	Oracle Corp.*	241,498

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Large Cap Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
5,033	Symantec Corp.*	$94,520
2,765	Texas Instruments, Inc.	90,139
		2,153,665
	Materials—4.9%
2,221	Dow Chemical (The) Co.	100,034
1,083	Freeport-McMoRan Copper & Gold, Inc., Class B	127,447
2,697	International Paper Co.	99,681
1,358	Monsanto Co.	132,582
1,790	Nucor Corp.	111,016
900	Southern Copper Corp.	125,730
		696,490
	Telecommunication Services—3.3%
5,541	AT&T, Inc.	231,558
5,275	Verizon Communications, Inc.	243,019
		474,577
	Utilities—2.2%
1,142	Constellation Energy Group, Inc.	108,147
1,796	Edison International	104,437
1,541	FirstEnergy Corp.	107,408
		319,992
	Total Common Stocks (Cost $13,006,181)	14,206,341
	Money Market Fund—0.3%
41,462	Liquid Assets Portfolio Private Class** (Cost $41,462)	41,462
	Total Investments (Cost $13,047,643)—99.9%	14,247,803
	Other assets less liabilities—0.1%	11,276
	Net Assets—100.0%	$14,259,079

*  Non-income producing security.

**  Affiliated investment.

COUNTRY BREAKDOWN

October 31, 2007 (Unaudited)

	Value	Net Assets
United States	$13,927,414	97.7%
Netherlands	221,049	1.5
Cayman Islands	99,340	0.7
Total investments	14,247,803	99.9
Other assets less liabilities	11,276	0.1
Net Assets	$14,259,079	100.0%

See Notes to Financial Statements.

Schedule of Investments

PowerShares Dynamic Mid Cap Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks—99.8%
	Consumer Discretionary—13.7%
1,290	Advance Auto Parts, Inc.	$44,015
2,126	AutoZone, Inc.*	264,496
529	Black & Decker (The) Corp.	47,562
543	BorgWarner, Inc.	57,401
1,590	Brinker International, Inc.	40,370
1,934	Burger King Holdings, Inc.	51,135
1,103	Darden Restaurants, Inc.	47,429
1,056	Dollar Tree Stores, Inc.*	40,445
1,566	Family Dollar Stores, Inc.	39,698
5,189	Genuine Parts Co.	254,624
1,531	Hanesbrands, Inc.*	47,522
6,754	International Game Technology	294,543
418	ITT Educational Services, Inc.*	53,165
905	Men's Wearhouse (The), Inc.	38,245
820	Meredith Corp.	51,045
525	Mohawk Industries, Inc.*	44,804
1,778	Newell Rubbermaid, Inc.	51,846
1,322	PetSmart, Inc.	39,594
3,736	Sherwin-Williams (The) Co.	238,805
808	Stanley Works (The)	46,500
1,587	Tempur-Pedic International, Inc.	57,132
3,229	VF Corp.	281,343
2,674	Whirlpool Corp.	211,727
		2,343,446
	Consumer Staples—5.4%
1,979	Alberto-Culver Co.	51,434
1,310	BJ's Wholesale Club, Inc.*	47,003
3,387	Carolina Group	290,538
10,028	ConAgra Foods, Inc.	237,964
1,250	NBTY, Inc.*	44,500
15,512	Sara Lee Corp.	256,568
		928,007
	Energy—6.6%
3,153	Cameron International Corp.*	306,976
1,897	Global Industries Ltd.*	46,704
4,292	Noble Energy, Inc.	328,510
522	SEACOR Holdings, Inc.*	47,841
3,525	Sunoco, Inc.	259,440
930	Tesoro Corp.	56,293
701	Tidewater, Inc.	38,324
885	Western Refining, Inc.	32,462
		1,116,550
	Financials—20.2%
1,626	American Financial Group, Inc.	48,617
364	American National Insurance	47,065
5,951	AON Corp.	269,699
638	Arch Capital Group Ltd. (Bermuda)*	47,703
890	Assurant, Inc.	52,011
892	Bank of Hawaii Corp.	47,419

Number of Shares		Value
	Common Stocks (Continued)
1,088	Cincinnati Financial Corp.	$43,281
6,144	CNA Financial Corp.	243,487
1,195	Eaton Vance Corp.	59,786
821	Erie Indemnity Co., Class A	46,715
450	Everest Re Group Ltd. (Bermuda)	47,943
1,306	Federated Investors, Inc., Class B	56,158
1,072	Hanover Insurance Group (The), Inc.	49,387
1,661	HCC Insurance Holdings, Inc.	49,647
96	Markel Corp.*	52,149
871	Mercury General Corp.	44,691
4,817	Nationwide Financial Services, Inc., Class A	258,432
4,195	Northern Trust Corp.	315,506
1,266	Odyssey Re Holdings Corp.	47,070
2,521	Old Republic International Corp.	38,647
631	PartnerRe Ltd. (Bermuda)	52,531
1,146	Philadelphia Consolidated Holding Co.*	46,757
1,097	Protective Life Corp.	47,028
845	Reinsurance Group of America, Inc.	48,275
790	Safeco Corp.	45,741
1,808	SEI Investments Co.	57,169
974	StanCorp Financial Group, Inc.	53,697
5,024	T. Rowe Price Group, Inc.	322,742
14,205	TD Ameritrade Holding Corp.*	271,884
745	Torchmark Corp.	48,544
648	Transatlantic Holdings, Inc.	48,295
10,536	Unum Group	245,910
1,534	W.R. Berkley Corp.	46,158
3,383	XL Capital Ltd., Class A (Cayman Islands)	243,407
		3,443,551
	Health Care—7.1%
5,388	AmerisourceBergen Corp.	253,829
874	Charles River Laboratories International, Inc.*	50,692
4,494	Coventry Health Care, Inc.*	271,033
797	DaVita, Inc.*	51,956
1,165	DENTSPLY International, Inc.	48,324
4,709	Express Scripts, Inc.*	297,138
837	Health Net, Inc.*	44,872
763	Kinetic Concepts, Inc.*	45,856
1,274	Lincare Holdings, Inc.*	44,297
718	Manor Care, Inc.	47,804
728	Techne Corp.*	47,495
		1,203,296
	Industrials—27.0%
436	Alliant Techsystems, Inc.*	48,130
3,592	Allied Waste Industries, Inc.*	45,403
1,147	Ametek, Inc.	53,909
5,257	C.H. Robinson Worldwide, Inc.	262,429
635	Ceradyne, Inc.*	43,440
946	Con-way, Inc.	40,309
5,038	Cooper Industries Ltd., Class A (Bermuda)	263,941

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Mid Cap Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
1,563	Copart, Inc.*	$59,988
1,024	Crane Co.	48,579
2,177	Cummins, Inc.	261,153
2,736	Eaton Corp.	253,299
2,028	Fluor Corp.	320,424
1,149	Gardner Denver, Inc.*	41,513
1,052	GATX Corp.	43,100
726	Goodrich Corp.	50,573
824	Harsco Corp.	49,951
3,792	ITT Corp.	253,761
2,617	L-3 Communications Holdings, Inc.	286,928
1,066	Landstar System, Inc.	44,868
638	Lincoln Electric Holdings, Inc.	46,096
1,154	Manitowoc (The) Co., Inc.	56,846
653	Manpower, Inc.	48,805
5,372	McDermott International, Inc. (Panama)*	328,014
3,598	Parker Hannifin Corp.	289,171
5,772	Pitney Bowes, Inc.	231,111
1,475	Republic Services, Inc.	50,430
1,436	Robert Half International, Inc.	43,209
3,659	Rockwell Automation, Inc./DE	252,032
3,743	Rockwell Collins, Inc.	280,014
590	Teleflex, Inc.	43,194
3,227	Terex Corp.*	239,508
828	Thomas & Betts Corp.*	46,376
1,290	Timken (The) Co.	42,905
775	Toro Co.	43,137
501	W.W. Grainger, Inc.	45,050
1,508	Waste Connections, Inc.*	50,986
		4,608,582
	Information Technology—9.4%
2,506	ADC Telecommunications, Inc.*	46,862
3,981	Amkor Technology, Inc.*	45,105
1,093	Arrow Electronics, Inc.*	43,698
5,566	Autodesk, Inc.*	272,177
1,498	BMC Software, Inc.*	50,692
10,235	CA, Inc.	270,716
810	CommScope, Inc.*	38,208
4,608	Computer Sciences Corp.*	269,061
2,738	Convergys Corp.*	50,188
765	Factset Research Systems, Inc.	53,948
1,364	Hewitt Associates, Inc., Class A*	48,122
1,283	McAfee, Inc.*	53,052
4,198	MEMC Electronic Materials, Inc.*	307,377
486	Mettler Toledo International, Inc.*	51,686
		1,600,892
	Materials—5.4%
1,147	AK Steel Holding Corp.*	57,499
767	Ashland, Inc.	45,038
876	Ball Corp.	43,432
724	CF Industries Holdings, Inc.	63,640

Number of Shares		Value
	Common Stocks (Continued)
687	Eastman Chemical Co.	$45,747
721	Lubrizol (The) Corp.	48,941
1,835	Nalco Holding Co.	45,618
1,140	Owens-Illinois, Inc.*	50,639
1,761	Packaging Corp. of America	56,070
1,431	Rockwood Holdings, Inc.*	55,938
1,024	Sigma-Aldrich Corp.	52,910
1,766	Terra Industries, Inc.*	65,148
2,729	United States Steel Corp.	294,460
		925,080
	Telecommunication Services—3.0%
956	CenturyTel, Inc.	42,112
4,130	Embarq Corp.	218,560
2,651	United States Cellular Corp.*	249,591
		510,263
	Utilities—2.0%
854	Energen Corp.	54,656
6,616	Mirant Corp.*	280,254
		334,910
	Total Common Stocks (Cost $16,073,727)	17,014,577
	Money Market Fund—0.3%
46,680	Liquid Assets Portfolio Private Class** (Cost $46,680)	46,680
	Total Investments (Cost $16,120,407)—100.1%	17,061,257
	Liabilities in excess of other assets—(0.1%)	(9,447)
	Net Assets—100.0%	$17,051,810

*  Non-income producing security.

**  Affiliated investment

COUNTRY BREAKDOWN

October 31, 2007 (Unaudited)

	Value	Net Assets
United States	$16,077,718	94.3%
Bermuda	412,118	2.4
Panama	328,014	1.9
Cayman Islands	243,407	1.5
Total investments	17,061,257	100.1
Liabilities in excess of other assets	(9,447)	(0.1)
Net Assets	$17,051,810	100.0%

See Notes to Financial Statements.

Schedule of Investments

PowerShares Dynamic Small Cap Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks—99.3%
	Consumer Discretionary—18.8%
638	Aaron Rents, Inc.	$13,513
4,293	Aeropostale, Inc.*	98,309
546	Aftermarket Technology Corp.*	18,848
700	American Axle & Manufacturing Holdings, Inc.	19,222
660	American Greetings Corp., Class A	17,384
2,835	AnnTaylor Stores Corp.*	87,857
328	Arbitron, Inc.	16,603
193	Blue Nile, Inc.*	15,255
730	Blyth, Inc.	13,936
489	Bob Evans Farms, Inc.	13,780
411	Bright Horizons Family Solutions, Inc.*	15,947
1,000	Callaway Golf Co.	17,320
740	Cato (The) Corp., Class A	14,859
31,965	Charter Communications, Inc., Class A*	66,168
3,761	Collective Brands, Inc.*	69,541
742	Conn's, Inc.*	18,973
668	Cooper Tire & Rubber Co.	14,883
933	Dress Barn (The), Inc.*	15,292
416	Drew Industries, Inc.*	16,465
721	Helen of Troy Ltd. (Bermuda)*	12,978
260	IHOP Corp.	16,466
2,856	Jack in the Box, Inc.*	89,593
541	Jos. A. Bank Clothiers, Inc.*	15,803
3,932	Marvel Entertainment, Inc.*	97,277
932	NetFlix, Inc.*	24,670
1,639	NutriSystem, Inc.*	49,334
1,861	Polaris Industries, Inc.	91,524
296	Pre-Paid Legal Services, Inc.*	17,642
737	Ruby Tuesday, Inc.	11,770
614	Sonic Automotive, Inc., Class A	15,510
2,309	Speedway Motorsports, Inc.	83,817
2,799	Tenneco, Inc.*	85,677
1,845	Tractor Supply Co.*	76,457
2,886	Tupperware Brands Corp.	104,184
2,546	Warnaco Group (The), Inc.*	103,596
621	Wolverine World Wide, Inc.	15,922
		1,476,375
	Consumer Staples—1.9%
4,305	Flowers Foods, Inc.	94,451
620	Fresh Del Monte Produce, Inc. (Cayman Islands) *	22,494
429	USANA Health Sciences, Inc.*	17,507
745	Vector Group Ltd.	16,301
		150,753
	Energy—7.2%
3,526	Alliance Holdings GP LP	91,817
909	Bois d'Arc Energy, Inc.*	19,943
2,279	Copano Energy LLC	88,220
595	Delek US Holdings, Inc.	14,274
2,458	Grey Wolf, Inc.*	13,839
356	GulfMark Offshore, Inc.*	16,582

Number of Shares		Value
	Common Stocks (Continued)
287	Lufkin Industries, Inc.	$17,065
4,283	Massey Energy Co.	135,686
2,095	Parker Drilling Co.*	17,682
439	Swift Energy Co.*	20,822
3,987	W&T Offshore, Inc.	106,931
423	World Fuel Services Corp.	18,735
		561,596
	Financials—18.5%
623	Advanta Corp., Class B	9,843
997	Amtrust Financial Services, Inc.	13,908
362	BancFirst Corp.	16,449
441	City Holding Co.	16,674
909	CNA Surety Corp.*	17,989
2,787	Commerce Group,(The) Inc.	101,698
2,205	Delphi Financial Group, Inc., Class A	85,444
288	Downey Financial Corp.	11,730
871	Employers Holdings, Inc.	16,688
417	FBL Financial Group, Inc., Class A	16,880
1,624	First BanCorp	14,275
501	First Citizens BancShares, Inc., Class A	81,578
325	FirstFed Financial Corp.*	13,904
304	GAMCO Investors, Inc., Class A	18,821
1,535	Greenhill & Co., Inc.	113,560
506	Harleysville Group, Inc.	15,772
844	Horace Mann Educators Corp.	17,462
394	Infinity Property & Casualty Corp.	15,847
3,860	International Bancshares Corp.	84,380
936	MarketAxess Holdings, Inc.*	14,667
298	Midland (The) Co.	18,959
63	National Western Life Insurance Co., Class A	13,689
301	Navigators Group (The), Inc.*	18,150
1,740	Ocwen Financial Corp.*	12,980
3,778	optionsXpress Holdings, Inc.	112,433
6,416	Phoenix (The) Cos., Inc.	88,412
318	Portfolio Recovery Associates, Inc. *	14,345
1,973	Potlatch Corp.	94,033
1,690	ProAssurance Corp.*	93,187
271	RLI Corp.	15,764
464	S&T Bancorp, Inc.	15,368
774	Selective Insurance Group	18,816
546	State Auto Financial Corp.	15,026
1,786	SVB Financial Group*	92,497
2,006	UMB Financial Corp.	84,252
754	United America Indemnity Ltd., Class A (Cayman Islands)*	16,626
430	United Fire & Casualty Co.	13,777
379	Zenith National Insurance Corp.	15,228
		1,451,111
	Health Care—8.5%
3,910	Align Technology, Inc.*	80,937
432	Amedisys, Inc.*	18,338

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Small Cap Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
613	Apria Healthcare Group, Inc.*	$14,816
291	Arthrocare Corp.*	18,869
1,054	Bio-Rad Laboratories, Inc., Class A*	101,796
225	Dionex Corp.*	19,800
3,167	Emergency Medical Services Corp., Class A*	96,182
329	Haemonetics Corp.*	16,907
3,162	LifePoint Hospitals, Inc.*	96,504
2,189	Magellan Health Services, Inc.*	92,157
556	MedCath Corp.*	15,418
633	Meridian Bioscience, Inc.	20,946
479	Molina Healthcare, Inc.*	18,255
380	Parexel International Corp.*	17,480
766	Res-Care, Inc.*	18,813
786	Universal American Financial Corp.*	19,068
		666,286
	Industrials—23.2%
1,457	Actuant Corp., Class A	100,503
473	Administaff, Inc.	18,863
284	Advisory Board (The) Co.*	18,236
510	Applied Industrial Technologies, Inc.	18,080
455	Arkansas Best Corp.	12,490
322	Atlas Air Worldwide Holdings, Inc.*	18,866
222	Cascade Corp.	13,982
571	CDI Corp.	15,737
2,295	Clarcor, Inc.	83,676
413	Cubic Corp.	18,585
2,337	Deluxe Corp.	94,274
628	Encore Wire Corp.	13,188
391	EnPro Industries, Inc.*	16,035
392	G&K Services, Inc., Class A	15,892
1,225	Genlyte Group, Inc.*	79,748
3,799	Goodman Global, Inc.*	93,644
5,293	GrafTech International Ltd.*	100,037
1,048	Heartland Express, Inc.	14,609
348	Heidrick & Struggles International, Inc.	15,041
489	Hub Group, Inc., Class A*	12,406
523	II-VI, Inc.*	18,169
6,329	IKON Office Solutions, Inc.	83,543
1,683	Kaydon Corp.	90,528
1,072	Kforce, Inc.*	12,907
735	Korn/Ferry International*	14,083
782	Labor Ready, Inc.*	13,748
289	M&F Worldwide Corp.*	15,164
510	McGrath Rentcorp.	17,483
222	Middleby (The) Corp.*	14,468
567	Old Dominion Freight Line, Inc.*	12,809
1,570	Perini Corp.*	90,039
864	Pike Electric Corp.*	17,021
401	Raven Industries, Inc.	17,327
460	RBC Bearings, Inc.*	18,487
1,759	Regal-Beloit Corp.	86,261

Number of Shares		Value
	Common Stocks (Continued)
857	Republic Airways Holdings, Inc.*	$18,246
2,962	Resources Connection, Inc.	67,445
3,346	Rollins, Inc.	101,617
236	United Industrial Corp.	19,074
1,506	United Stationers, Inc.*	87,212
457	Viad Corp.	16,196
2,372	Wabtec Corp.	89,021
339	Watsco, Inc.	14,116
1,878	Watson Wyatt Worldwide, Inc., Class A	89,524
877	Werner Enterprises, Inc.	16,681
		1,815,061
	Information Technology—13.4%
3,324	Adtran, Inc.	80,009
2,682	Ansys, Inc.*	104,089
5,854	Arris Group, Inc.*	67,321
1,244	Aspen Technology, Inc.*	21,695
392	Blue Coat Systems, Inc.*	15,911
586	Checkpoint Systems, Inc.*	17,727
1,137	Cogent, Inc.*	16,793
383	Comtech Telecommunications Corp.*	20,778
706	CSG Systems International, Inc.*	14,494
427	DealerTrack Holdings, Inc.*	20,961
553	Dycom Industries, Inc.*	15,622
4,548	Emulex Corp.*	98,510
1,169	Informatica Corp.*	19,967
688	Insight Enterprises, Inc.*	19,016
2,614	j2 Global Communications, Inc.*	88,066
565	Manhattan Associates, Inc.*	17,040
1,104	MasTec, Inc.*	17,432
1,130	Methode Electronics, Inc.	14,170
1,491	Micrel, Inc.	13,494
1,186	MPS Group, Inc.*	14,481
388	MTS Systems Corp.	17,262
11,166	Palm, Inc.*	100,717
1,409	Photronics, Inc.*	15,414
575	Plantronics, Inc.	15,726
234	Rofin-Sinar Technologies, Inc.*	18,397
4,853	SAIC, Inc.*	95,653
1,136	United Online, Inc.	19,994
618	Verigy Ltd. (Singapore)*	14,208
837	Vignette Corp.*	14,430
442	Wright Express Corp.*	17,105
945	Zoran Corp.*	24,098
		1,050,580
	Materials—6.7%
758	A. Schulman, Inc.	17,896
1,048	Buckeye Technologies, Inc.*	18,780
3,302	H.B. Fuller Co.	97,178
988	Headwaters, Inc.*	14,178
248	Minerals Technologies, Inc.	17,415
4,145	Olin Corp.	94,423

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Small Cap Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
330	OM Group, Inc.*	$17,483
2,052	Quanex Corp.	84,522
563	Rock-Tenn Co., Class A	16,417
1,521	Schnitzer Steel Industries, Inc., Class A	100,492
754	Spartech Corp.	11,589
731	W.R. Grace & Co.*	21,638
1,453	Wausau Paper Corp.	14,545
		526,556
	Telecommunication Services—0.7%
1,248	Premiere Global Services, Inc.*	20,567
1,155	Syniverse Holdings, Inc.*	19,277
885	USA Mobility, Inc.	13,841
		53,685
	Utilities—0.4%
333	New Jersey Resources Corp.	16,400
351	Northwest Natural Gas Co.	16,908
		33,308
	Total Common Stocks (Cost $7,808,577)	7,785,311
	Money Market Fund—0.6%
47,466	Liquid Assets Portfolio Private Class** (Cost $47,466)	47,466
	Total Investments (Cost $7,856,043)—99.9%	7,832,777
	Other assets less liabilities—0.1%	5,190
	Net Assets—100.0%	$7,837,967

*  Non-income producing security.

**  Affiliated investment.

COUNTRY BREAKDOWN

October 31, 2007 (Unaudited)

	Value	Net Assets
United States	$7,766,471	99.1%
Cayman Islands	39,120	0.5
Singapore	14,208	0.2
Bermuda	12,978	0.1
Total Investments	7,832,777	99.9
Other assets less liabilities	5,190	0.1
Net Assets	$7,837,967	100.0%

See Notes to Financial Statements.

Schedule of Investments

PowerShares Dynamic Aggressive Growth Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks—100.1%
	Consumer Discretionary—17.0%
2,770	Arbitron, Inc.	$140,217
1,635	Blue Nile, Inc.*	129,230
3,480	Bright Horizons Family Solutions, Inc.*	135,024
5,820	Burger King Holdings, Inc.	153,881
49,641	Charter Communications, Inc., Class A*	102,757
3,100	Coach, Inc.*	113,336
3,996	DeVry, Inc.	218,541
4,252	Dick's Sporting Goods, Inc.*	141,889
22,624	Gemstar-TV Guide International, Inc.*	155,879
1,256	ITT Educational Services, Inc.*	159,751
2,770	J. Crew Group, Inc.*	103,598
2,140	Morningstar, Inc.*	159,259
2,545	NutriSystem, Inc.*	76,605
1,826	Polo Ralph Lauren Corp.	125,629
3,189	Sotheby's	172,748
865	Strayer Education, Inc.	161,288
2,414	Vail Resorts, Inc.*	146,506
3,973	Warnaco Group (The), Inc.*	161,661
		2,557,799
	Consumer Staples—1.4%
3,074	Hansen Natural Corp.*	209,032
	Energy—8.8%
1,815	Atwood Oceanics, Inc.*	152,896
1,689	Cameron International Corp.*	164,441
3,744	Dresser-Rand Group, Inc.*	144,893
3,755	Energy Transfer Equity, LP	133,640
1,780	Exterran Holdings, Inc.*	149,876
2,915	FMC Technologies, Inc.*	176,737
1,430	Schlumberger Ltd. (Netherlands)	138,095
2,060	Smith International, Inc.	136,063
3,555	Superior Energy Services, Inc.*	131,819
		1,328,460
	Financials—5.6%
6,970	Charles Schwab (The) Corp.	161,983
3,595	Eaton Vance Corp.	179,858
7,916	MarketAxess Holdings, Inc.*	124,044
4,225	Nasdaq Stock Market (The), Inc.*	197,307
5,866	optionsXpress Holdings, Inc.	174,572
		837,764
	Health Care—16.4%
6,071	Align Technology, Inc.*	125,670
3,654	Amedisys, Inc.*	155,112
2,464	Arthrocare Corp.*	159,766
1,881	Covance, Inc.*	155,183
1,905	Dionex Corp.*	167,640
4,919	Emergency Medical Services Corp., Class A*	149,390
2,520	Express Scripts, Inc.*	159,012
2,155	Gen-Probe, Inc.*	150,893
1,235	Idexx Laboratories, Inc.*	150,398

Number of Shares		Value
	Common Stocks (Continued)
4,701	MedCath Corp.*	$130,359
5,350	Meridian Bioscience, Inc.	177,031
3,209	Parexel International Corp.*	147,614
4,596	Schering-Plough Corp.	140,270
3,375	VCA Antech, Inc.*	155,419
7,446	Warner Chilcott Ltd., Class A (Bermuda)*	137,974
2,241	Waters Corp.*	172,512
1,399	WellCare Health Plans, Inc.*	33,842
		2,468,085
	Industrials—23.0%
2,400	Advisory Board Co. (The)*	154,104
2,815	C.H. Robinson Worldwide, Inc.	140,525
2,029	Corporate Executive Board Co.	144,566
5,379	Corrections Corp. of America*	152,172
3,490	Cubic Corp.	157,050
1,085	Fluor Corp.	171,430
4,135	Hub Group, Inc., Class A*	104,905
2,735	IHS, Inc., Class A*	172,442
4,424	II-VI, Inc.*	153,690
2,089	Jacobs Engineering Group, Inc.*	182,055
3,605	Kirby Corp.*	164,676
3,470	Manitowoc (The) Co., Inc.	170,932
2,878	McDermott International, Inc. (Panama)*	175,731
1,876	Middleby (The) Corp.*	122,259
2,665	MSC Industrial Direct Co., Class A	129,812
1,060	Precision Castparts Corp.	158,799
3,886	RBC Bearings, Inc.*	156,178
4,600	Resources Connection, Inc.	104,742
2,180	Roper Industries, Inc.	154,366
2,765	Stericycle, Inc.*	161,282
4,719	TeleTech Holdings, Inc.*	117,645
1,996	United Industrial Corp.	161,317
3,684	Wabtec Corp.	138,261
		3,448,939
	Information Technology—23.7%
5,795	Altera Corp.	113,698
3,821	Amphenol Corp., Class A	169,156
4,165	Ansys, Inc.*	161,644
996	Apple, Inc.*	189,190
3,310	Blue Coat Systems, Inc.*	134,353
9,616	Cogent, Inc.*	142,028
2,439	CommScope, Inc.*	115,048
3,244	Comtech Telecommunications Corp.*	175,987
3,614	DealerTrack Holdings, Inc.*	177,411
3,789	Dolby Laboratories, Inc., Class A*	157,092
4,674	Dycom Industries, Inc.*	132,041
4,046	eBay, Inc.*	146,061
7,020	EMC Corp.*	178,238
2,304	Factset Research Systems, Inc.	162,478
2,804	FLIR Systems, Inc.*	194,569
9,885	Informatica Corp.*	168,836

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Aggressive Growth Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
4,060	j2 Global Communications, Inc.*	$136,781
1,006	Mastercard, Inc., Class A	190,686
2,246	MEMC Electronic Materials, Inc.*	164,452
4,371	National Instruments, Corp.	141,795
4,044	NVIDIACorp.*	143,077
3,460	QUALCOMM, Inc.	147,846
2,480	Varian Semiconductor Equipment Associates, Inc.*	114,130
		3,556,597
	Materials—1.3%
1,980	Monsanto Co.	193,307
	Telecommunication Services—1.8%
10,926	Dobson Communications Corp., Class A*	141,382
1,420	United States Cellular Corp.*	133,693
		275,075
	Utilities—1.1%
2,675	Allegheny Energy, Inc.*	162,266
	Total Investments (Cost $13,414,343)—100.1%	15,037,324
	Liabilities in excess of other assets—(0.1%)	(15,026)
	Net Assets—100.0%	$15,022,298

*  Non-income producing security.

COUNTRY BREAKDOWN

October 31, 2007 (Unaudited)

	Value	Net Assets
United States	$14,585,524	97.1%
Panama	175,731	1.2
Netherlands	138,095	0.9
Bermuda	137,974	0.9
Total investments	15,037,324	100.1
Liabilities in excess of other assets	(15,026)	(0.1)
Net Assets	$15,022,298	100.0%

See Notes to Financial Statements.

Schedule of Investments

PowerShares Dynamic Deep Value Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks—99.6%
	Consumer Discretionary—6.8%
1,692	Black & Decker (The) Corp.	$152,128
5,090	Brinker International, Inc.	129,235
3,529	Darden Restaurants, Inc.	151,747
1,681	Mohawk Industries, Inc.*	143,457
5,692	Newell Rubbermaid, Inc.	165,978
2,587	Stanley Works (The)	148,882
1,839	VF Corp.	160,232
		1,051,659
	Consumer Staples—4.8%
2,115	Altria Group, Inc.	154,247
1,929	Carolina Group	165,469
5,710	ConAgra Foods, Inc.	135,498
2,220	Reynolds American, Inc.	143,035
8,833	Sara Lee Corp.	146,098
		744,347
	Energy—11.8%
1,897	Apache Corp.	196,928
1,673	Chevron Corp.	153,096
1,949	Devon Energy Corp.	182,037
1,712	Exxon Mobil Corp.	157,487
2,392	Hess Corp.	171,291
2,724	Marathon Oil Corp.	161,070
2,590	Occidental Petroleum Corp.	178,840
1,672	SEACOR Holdings, Inc.*	153,239
2,007	Sunoco, Inc.	147,715
2,976	Tesoro Corp.	180,137
2,143	Valero Energy Corp.	150,931
		1,832,771
	Financials—44.1%
2,542	ACE Ltd. (Cayman Islands)	154,071
2,754	AFLAC, Inc.	172,897
2,681	Allstate (The) Corp.	140,484
5,206	American Financial Group, Inc.	155,659
2,406	Ameriprise Financial, Inc.	151,530
3,389	AON Corp.	153,589
2,044	Arch Capital Group Ltd. (Bermuda)*	152,830
2,848	Assurant, Inc.	166,437
2,856	Bank of Hawaii Corp.	151,825
2,871	Chubb (The) Corp.	153,168
3,484	Cincinnati Financial Corp.	138,593
3,970	City Holding Co.	150,106
3,499	CNA Financial Corp.	138,665
8,174	CNA Surety Corp.*	161,763
4,605	Commerce Group (The), Inc.	168,036
3,643	Delphi Financial Group, Inc., Class A	141,166
1,441	Everest Re Group Ltd. (Bermuda)	153,524
3,752	FBL Financial Group, Inc., Class A	151,881
3,432	Hanover Insurance Group (The), Inc.	158,112
1,651	Hartford Financial Services Group (The), Inc.	160,197

Number of Shares		Value
	Common Stocks (Continued)
7,591	Horace Mann Educators Corp.	$157,058
2,411	Lincoln National Corp.	150,374
3,123	Loews Corp.	153,308
2,787	Mercury General Corp.	143,001
2,292	MetLife, Inc.	157,804
2,743	Nationwide Financial Services, Inc., Class A	147,162
4,053	Odyssey Re Holdings Corp.	150,691
8,071	Old Republic International Corp.	123,728
2,019	PartnerRe Ltd. (Bermuda)	168,082
2,646	Principal Financial Group, Inc.	179,056
2,792	ProAssurance Corp.*	153,951
3,512	Protective Life Corp.	150,559
1,635	Prudential Financial, Inc.	158,137
2,703	Reinsurance Group of America, Inc.	154,422
2,441	RLI Corp.	141,993
2,530	Safeco Corp.	146,487
3,117	StanCorp Financial Group, Inc.	171,840
2,385	Torchmark Corp.	155,407
2,905	Travelers (The) Cos., Inc.	151,670
6,784	United America Indemnity Ltd., Class A (Cayman Islands)*	149,587
3,864	United Fire & Casualty Co.	123,803
5,999	Unum Group	140,017
4,912	W.R. Berkley Corp.	147,802
1,927	XL Capital Ltd., Class A (Cayman Islands)	138,648
3,405	Zenith National Insurance Corp.	136,813
		6,825,933
	Health Care—1.8%
2,841	CIGNA Corp.	149,124
2,560	Eli Lilly & Co.	138,624
		287,748
	Industrials—10.7%
4,591	Applied Industrial Technologies, Inc.	162,751
3,028	Con-way, Inc.	129,023
3,278	Crane Co.	155,508
1,079	Deere & Co.	167,138
1,558	Eaton Corp.	144,240
1,862	Northrop Grumman Corp.	155,700
2,574	PACCAR, Inc.	143,011
2,049	Parker Hannifin Corp.	164,678
4,128	Timken (The) Co.	137,297
3,897	Waste Management, Inc.	141,812
7,889	Werner Enterprises, Inc.	150,049
		1,651,207
	Information Technology—3.2%
2,624	Computer Sciences Corp.*	153,215
8,765	Convergys Corp.*	160,662
10,216	United Online, Inc.	179,802
		493,679

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Deep Value Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Materials—9.3%
2,318	CF Industries Holdings, Inc.	$203,752
3,444	Dow Chemical (The) Co.	155,118
2,199	Eastman Chemical Co.	146,431
5,456	H.B. Fuller Co.	160,570
8,887	Headwaters, Inc.*	127,528
4,181	International Paper Co.	154,530
6,847	Olin Corp.	155,975
2,513	Schnitzer Steel Industries, Inc., Class A	166,034
1,554	United States Steel Corp.	167,677
		1,437,615
	Telecommunication Services—4.9%
3,682	AT&T, Inc.	153,871
3,060	CenturyTel, Inc.	134,793
2,352	Embarq Corp.	124,468
11,224	Premiere Global Services, Inc.*	184,972
3,505	Verizon Communications, Inc.	161,475
		759,579
	Utilities—2.2%
2,734	Energen Corp.	174,976
2,389	FirstEnergy Corp.	166,513
		341,489
	Total Common Stocks (Cost $14,930,421)	15,426,027
	Money Market Fund—0.3%
44,499	Liquid Assets Portfolio Private Class** (Cost $44,499)	44,499
	Total Investments (Cost $14,974,920)—99.9%	15,470,526
	Other assets less liabilities—0.1%	11,804
	Net Assets—100.0%	$15,482,330

*  Non-income producing security.

**  Affiliated investment.

COUNTRY BREAKDOWN

October 31, 2007 (Unaudited)

	Value	Net Assets
United States	$14,553,784	94.0%
Bermuda	474,436	3.1
Cayman Islands	442,306	2.8
Total investments	15,470,526	99.9
Other assets less liabilities	11,804	0.1
Net Assets	$15,482,330	100.0%

See Notes to Financial Statements.

Schedule of Investments

PowerShares Zacks Micro Cap Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks—99.5%
	Consumer Discretionary—17.7%
32,979	1-800-FLOWERS.COM, Inc., Class A*	$395,418
21,743	4Kids Entertainment, Inc.*	370,718
12,026	Aftermarket Technology Corp.*	415,138
19,277	Asbury Automotive Group, Inc.	353,347
7,647	Avatar Holdings, Inc.*	355,968
46,797	Carriage Services, Inc.*	447,847
11,388	Cavco Industries, Inc.*	447,662
7,647	Churchill Downs, Inc.	388,850
16,010	Conn's, Inc.*	409,376
10,835	Core-Mark Holding Co., Inc.*	375,975
10,635	CSS Industries, Inc.	421,146
22,345	Delta Apparel, Inc.	364,224
16,210	DG Fastchannel, Inc.*	398,604
10,355	Duckwall-ALCO Stores, Inc.*	378,268
44,446	Eddie Bauer Holdings, Inc.*	334,234
58,786	Exide Technologies.*	490,862
7,647	Fisher Communications, Inc.*	369,121
21,385	Fuel Systems Solutions, Inc.*	402,252
15,888	Gaiam, Inc., Class A*	369,396
49,068	GameTech International, Inc.*	426,401
70,654	Gander Mountain Co.*	360,335
19,392	G-III Apparel Group Ltd.*	315,508
88,060	Gottschalks, Inc.*	388,345
45,005	Gray Television, Inc.	425,747
30,908	Great Wolf Resorts, Inc.*	403,658
77,984	Hartmarx Corp.*	401,618
43,572	Haverty Furniture Cos., Inc.	370,362
91,881	Hayes Lemmerz International, Inc.*	427,247
19,794	Helen of Troy Ltd. (Bermuda)*	356,292
19,077	Hooker Furniture Corp.	410,919
14,297	JAKKS Pacific, Inc.*	378,871
18,123	Jo-Ann Stores, Inc.*	349,230
11,430	JOS. A. Bank Clothiers, Inc.*	333,870
40,304	Journal Communications, Inc., Class A	359,109
40,104	Lakes Entertainment, Inc.*	332,863
14,455	Landry's Restaurants, Inc.	415,148
21,821	Libbey, Inc.	392,560
29,390	Lin TV Corp., Class A*	428,212
77,820	LJ International, Inc. (British Virgin Islands)*	329,957
32,378	Lodgian, Inc.*	394,040
34,692	Luby's, Inc.*	383,347
30,987	Man Sang Holdings, Inc.	303,982
20,310	McCormick & Schmick's Seafood Restaurants, Inc.*	344,864
27,240	Monaco Coach Corp.	315,984
11,989	Movado Group, Inc.	360,749
40,104	MTR Gaming Group, Inc.*	349,306
7,209	National Presto Industries, Inc.	396,062
101,641	Navarre Corp.*	381,154
25,211	O'Charleys, Inc.	404,132

Number of Shares		Value
	Common Stocks (Continued)
30,629	Palm Harbor Homes, Inc.*	$435,851
24,495	PC Mall, Inc.*	428,663
27,240	PEP Boys-Manny, Moe & Jack	400,700
13,781	Perry Ellis International, Inc.*	319,719
39,587	R.G. Barry Corp.*	336,490
37,121	Red Lion Hotels Corp.*	364,528
19,757	Rex Stores Corp.*	351,279
22,739	Russ Berrie & Co., Inc.*	397,933
72,245	Silverleaf Resorts, Inc.*	469,592
40,662	Standard Motor Products, Inc.	339,934
25,448	Steak N Shake (The) Co.*	385,537
12,906	Steinway Musical Instruments	386,535
50,143	Stewart Enterprises, Inc., Class A	454,797
15,415	StoneMor Partners L.P.	404,798
37,480	Stoneridge, Inc.*	385,669
21,348	Sturm, Ruger & Co., Inc.*	199,604
17,601	Superior Industries International, Inc.	355,716
93,915	Syntax-Brillian Corp.*	423,557
18,676	Systemax, Inc.	437,018
31,103	Triarc Cos., Inc., Class A	351,775
10,407	UniFirst Corp.	391,615
11,746	Universal Electronics, Inc.*	424,031
33,095	West Marine, Inc.*	357,095
		27,530,714
	Consumer Staples—2.5%
58,427	Alliance One International, Inc.*	381,528
15,135	Cal-Maine Foods, Inc.	362,332
24,136	Chiquita Brands International, Inc.*	452,550
14,176	Elizabeth Arden, Inc.*	352,982
15,372	Farmer Bros. Co.	382,609
9,596	Nash Finch Co.	359,370
42,217	Omega Protein Corp.*	422,170
34,807	Prestige Brands Holdings, Inc.*	364,081
16,210	PriceSmart, Inc.	461,013
7,367	Village Super Market, Inc., Class A	402,165
		3,940,800
	Energy—4.8%
20,194	Allis-Chalmers Energy, Inc.*	354,809
27,440	Callon Petroleum Co.*	400,075
4,938	Dawson Geophysical Co.*	394,102
7,689	Enbridge Energy Management LLC*	421,511
16,368	Geokinetics, Inc.*	343,728
13,101	Global Partners L.P.	407,572
9,955	Gulf Island Fabrication, Inc.	347,629
7,726	Hiland Partners, L.P.	396,035
9,797	K-Sea Transportation Partners L.P.	389,039
10,434	Martin Midstream Partners, L.P.	393,362
154,127	Meridian Resource (The) Corp.*	389,941
71,291	Newpark Resources, Inc.*	446,994
8,600	Petroleum Development Corp.*	390,612
12,663	PHI, Inc.*	438,140

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Zacks Micro Cap Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
22,187	StealthGas, Inc. (Marshall Islands)	$402,694
8,959	T-3 Energy Services, Inc.*	425,732
54,680	Top Tankers, Inc. (Marshall Islands)*	330,814
11,588	TransMontaigne Partners L.P.	375,567
31,065	Union Drilling, Inc.*	414,096
		7,462,452
	Financials—21.0%
33,252	Affirmative Insurance Holdings, Inc.	361,782
40,504	AmCOMP, Inc.*	402,205
13,064	American Campus Communities, Inc.	371,540
35,883	American Equity Investment Life Holding Co.	350,577
9,797	American Physicians Capital, Inc.	426,757
20,790	American Physicians Service Group, Inc.	412,889
19,277	American Safety Insurance Holdings Ltd. (Bermuda)*	390,166
19,478	AmericanWest Bancorp.	376,510
23,098	Amerisafe, Inc.*	373,495
20,231	Arbor Realty Trust, Inc.	381,961
8,801	Argo Group International Holdings, Ltd. (Bermuda)*	375,011
13,981	Baldwin & Lyons, Inc., Class B	368,679
21,027	Banco Latinoamericano de Exportaciones, S.A., Class E (Panama)	409,396
32,421	Bank Mutual Corp.	360,197
24,173	BankFinancial Corp.	384,834
12,627	Berkshire Hills Bancorp, Inc.	351,914
21,707	Cadence Financial Corp.	352,088
3,104	Capital Southwest Corp.	379,185
37,200	Capstead Mortgage Corp.	432,264
27,124	CFS Bancorp, Inc.	384,347
49,943	Citizens, Inc.*	429,510
19,593	Community Bank System, Inc.	409,690
23,814	Compass Diversified Holdings	383,644
67,428	Consumer Portfolio Services, Inc.*	329,723
27,641	Cowen Group, Inc.*	335,562
23,578	Crescent Banking Co.	341,174
22,739	Crystal River Capital, Inc.	330,852
17,686	Darwin Professional Underwriters, Inc.*	401,118
24,731	Eastern Insurance Holdings, Inc.	398,169
28,315	Education Realty Trust, Inc.	366,396
14,698	EMC Insurance Group, Inc.	386,998
13,022	Federal Agricultural Mortgage Corp., Class C	382,196
50,538	Feldman Mall Properties, Inc.	202,657
21,148	Financial Institutions, Inc.	407,099
17,723	First Merchants Corp.	390,792
8,880	FPIC Insurance Group, Inc.*	371,006
20,431	Gladstone Commercial Corp.	381,038
29,748	Gladstone Investment Corp.	364,116
15,172	Gramercy Capital Corp.	400,086

Number of Shares		Value
	Common Stocks (Continued)
27,203	Hallmark Financial Services*	$455,649
28,795	Hercules Technology Growth Capital, Inc.	369,440
38,591	Hersha Hospitality Trust	417,169
32,536	Hilltop Holdings, Inc.*	391,083
35,409	Investors Real Estate Trust	384,188
8,685	Kansas City Life Insurance Co.	404,982
20,310	Kite Realty Group Trust	368,017
21,664	Mainsource Financial Group, Inc.	364,172
25,491	MarketAxess Holdings, Inc.*	399,444
35,087	Medallion Financial Corp.	370,168
28,673	Medical Properties Trust, Inc.	376,476
21,585	Mercer Insurance Group, Inc.	394,790
31,461	Mission West Properties	377,217
41,264	National Atlantic Holdings Corp., Class A*	377,566
56,873	NexCen Brands, Inc.*	349,200
23,535	NGP Capital Resources Co.	376,795
38,476	NorthStar Realty Finance Corp.	359,751
13,738	NYMAGIC, Inc.	396,204
12,226	Oak Hill Financial, Inc.	359,322
19,636	One Liberty Properties, Inc.	401,556
9,201	Oppenheimer Holdings, Inc., Class A (Canada)	393,067
33,216	Oriental Financial Group	414,868
28,594	Patriot Capital Funding, Inc.	357,997
19,119	Peoples Financial Corp.	405,323
9,201	Pico Holdings, Inc.*	379,541
40,225	PMA Capital Corp., Class A*	398,228
36,320	Primus Guaranty Ltd. (Bermuda)*	332,691
26,128	ProCentury Corp.	388,523
29,153	Provident New York Bancorp	370,535
41,100	RAM Holdings Ltd. (Bermuda)*	284,001
32,263	Resource Capital Corp.	332,954
17,164	SCPIE Holdings, Inc.*	466,002
22,381	SeaBright Insurance Holdings, Inc.*	373,315
14,498	Simmons First National Corp., Class A	392,026
54,601	Specialty Underwriters' Alliance, Inc.*	384,937
11,151	Stewart Information Services Corp.	323,379
50,702	Supertel Hospitality, Inc.	370,125
21,585	SWS Group, Inc.	409,899
13,702	Taylor Capital Group, Inc.	354,334
26,322	Thomas Weisel Partners Group, Inc.*	418,783
17,765	United America Indemnity Ltd., Class A (Cayman Islands)*	391,718
52,931	United Community Financial Corp.	338,758
18,081	United Western Bancorp, Inc.	388,742
53,526	Universal Insurance Holdings, Inc.	439,448
24,695	Urstadt Biddle Properties, Inc., Class A	410,431
39,350	Westfield Financial, Inc.	400,583
56,794	Winthrop Realty Trust	310,095
		32,581,115

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Zacks Micro Cap Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Health Care—10.1%
25,333	Albany Molecular Research, Inc.*	$458,274
159,904	Allied Healthcare International, Inc.*	431,741
54,443	Allion Healthcare, Inc.*	409,956
21,106	Almost Family, Inc.*	468,765
13,659	American Dental Partners, Inc.*	338,607
20,273	AngioDynamics, Inc.*	405,460
28,637	BioMimetic Therapeutics, Inc.*	394,331
59,539	BioScrip, Inc.*	466,190
24,495	Cantel Medical Corp.*	438,950
37,917	Cardiac Science Corp.*	401,920
21,865	Cross Country Healthcare, Inc.*	343,499
68,625	Cyclacel Pharmaceuticals, Inc.*	377,438
10,355	Cynosure, Inc., Class A*	393,594
27,920	Cypress Bioscience, Inc.*	376,641
85,309	Genitope Corp.*	283,226
19,915	Gentiva Health Services, Inc.*	377,987
14,376	Greatbatch, Inc.*	357,387
33,732	Hanger Orthopedic Group, Inc.*	419,963
74,954	HealthTronics, Inc.*	356,781
82,205	ImmunoGen, Inc.*	397,872
100,566	I-trax, Inc.*	382,151
76,271	Kosan Biosciences, Inc.*	388,219
13,902	MedCath Corp.*	385,502
18,676	MEDTOX Scientific, Inc.*	323,842
61,853	Microtek Medical Holdings, Inc.*	387,200
50,817	Osteotech, Inc.*	353,686
13,186	PharmaNet Development Group, Inc.*	427,226
67,428	Poniard Pharmaceuticals, Inc.*	312,866
28,199	Possis Medical, Inc.*	403,528
13,022	Providence Service (The) Corp.*	413,969
35,646	Regeneration Technologies, Inc.*	378,204
21,743	RehabCare Group, Inc.*	450,950
16,727	Res-Care, Inc.*	410,815
21,069	Rochester Medical Corp.*	327,412
41,701	Sonic Innovations, Inc.*	428,686
22,903	Symmetry Medical, Inc.*	392,786
17,723	Synovis Life Technologies, Inc.*	423,225
85,109	Theragenics Corp.*	402,566
24,057	Vnus Medical Technologies*	364,464
14,734	Zoll Medical Corp.*	360,394
		15,616,273
	Industrials—13.6%
31,546	Accuride Corp.*	321,769
42,454	Aceto Corp.	373,171
15,530	Alamo Group, Inc.	336,690
12,347	Axsys Technologies, Inc.*	486,224
10,951	AZZ, Inc.*	373,429
22,940	Bowne & Co., Inc.	398,697
13,702	CDI Corp.	377,627
38,512	China Yuchai International Ltd. (Bermuda)	531,465

Number of Shares		Value
	Common Stocks (Continued)
8,406	CIRCOR International, Inc.	$422,233
15,372	Columbus McKinnon Corp.*	510,042
16,210	Cornell Cos., Inc.*	403,305
11,831	Ducommun, Inc.*	470,046
17,006	Eastern (The) Co.	338,419
17,328	Ennis, Inc.	354,184
15,214	Exponent, Inc.*	459,615
61,731	Frontier Airlines Holdings, Inc.*	435,204
56,794	Frozen Food Express Industries, Inc.	323,726
17,127	Gehl Co.*	327,640
34,449	GP Strategies Corp.*	378,595
10,993	Hardinge, Inc.	355,404
25,527	Herley Industries, Inc.*	390,308
30,028	Hudson Highland Group, Inc.*	344,721
7,088	Hurco Cos., Inc.*	404,725
14,935	Integrated Electrical Services, Inc.*	348,135
18,403	International Shipholding Corp.*	399,345
13,301	Jinpan International Ltd. (British Virgin Islands)	383,734
13,659	Kadant, Inc.*	443,508
12,706	Key Technology, Inc.*	383,086
19,757	L.S. Starrett Co., Class A	373,210
41,179	Lydall, Inc.*	443,086
41,938	Metalico, Inc.*	475,996
21,427	MFRI, Inc.*	350,546
7,805	Michael Baker Corp.*	412,026
50,301	North American Galvanizing & Coatings, Inc.*	436,613
10,118	Northwest Pipe Co.*	373,557
14,734	Park-Ohio Holdings Corp.*	351,701
144,216	Perma-Fix Environmental Services, Inc.*	413,900
23,857	Pinnacle Airlines Corp.*	377,895
10,076	Powell Industries, Inc.*	424,099
58,348	RCM Technologies, Inc.*	445,779
22,639	Rush Enterprises, Inc., Class A*	383,731
24,015	Rush Enterprises, Inc., Class B*	385,201
16,927	Schawk, Inc.	384,581
24,173	SIFCO Industries, Inc.*	547,517
46,280	Spherion Corp.*	403,562
44,446	Sypris Solutions, Inc.	365,791
19,873	Tecumseh Products Co., Class A*	359,105
36,204	TRC Cos., Inc.*	426,845
22,144	Tredegar Corp.	385,748
25,053	USA Truck, Inc.*	342,976
8,084	VSE Corp.	479,300
39,350	Waste Services, Inc.*	360,446
47,313	WCA Waste Corp.*	330,718
		21,108,976
	Information Technology—22.3%
73,800	ActivIdentity Corp.*	343,170
100,042	Adaptec, Inc.*	353,148

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Zacks Micro Cap Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
22,624	Agilysys, Inc.	$391,395
203,318	Alliance Fiber Optic Products, Inc.*	412,736
41,537	American Software, Inc., Class A	336,865
29,748	Amtech Systems, Inc.*	518,805
42,175	AsiaInfo Holdings, Inc.*	515,800
21,664	Authorize.Net Holdings, Inc.*	506,288
117,250	Autobytel, Inc.*	302,505
61,731	AXT, Inc.*	282,728
61,452	Bell Microproducts, Inc.*	368,097
8,922	Black Box Corp.	356,702
20,747	Bluephoenix Solutions Ltd. (Israel)*	441,704
30,507	Bottomline Technologies, Inc.*	489,942
72,245	Captaris, Inc.*	334,494
42,497	CEVA, Inc.*	403,297
63,803	ChipMOS TECHNOLOGIES Ltd. (Bermuda)*	358,573
48,947	Ciber, Inc.*	381,297
20,389	Cohu, Inc.	334,380
123,706	Credence Systems Corp.*	377,303
26,845	Digi International, Inc.*	430,594
42,339	Digimarc Corp.*	381,898
126,135	Dot Hill Systems Corp.*	379,666
34,212	Dynamics Research Corp.*	382,832
43,887	Edgewater Technology, Inc.*	315,109
15,973	Electro Scientific Industries, Inc.*	348,531
15,573	EMS Technologies, Inc.*	436,667
20,310	EPIQ Systems, Inc.*	393,811
29,274	Exar Corp.*	355,972
56,715	Exfo Electro-Optical Engineering, Inc. (Canada)*	364,677
21,786	Fundtech Ltd. (Israel)*	372,758
28,837	Globecomm Systems, Inc.*	445,243
25,053	Greenfield Online, Inc.*	382,309
33,811	GSI Group, Inc. (Canada)*	317,823
15,530	Hutchinson Technology, Inc.*	368,527
44,604	iGate Corp.*	391,177
23,341	Immersion Corp.*	377,891
60,656	Integrated Silicon Solutions, Inc.*	402,149
26,960	Internap Network Services Corp.*	449,154
31,862	Internet Capital Group, Inc.*	409,108
32,378	Internet Gold-Golden Lines Ltd. (Israel)*	419,295
26,845	Interwoven, Inc.*	380,931
72,925	Iomega Corp.*	286,595
36,642	IXYS Corp.*	386,573
18,482	JDA Software Group, Inc.*	461,311
60,377	Jupitermedia Corp.*	320,602
52,014	KEMET Corp.*	367,739
27,841	Keynote Systems, Inc.*	408,984
44,167	Mattson Technology, Inc.*	383,370
25,412	Methode Electronics, Inc.	318,666
80,966	MIVA, Inc.*	257,472
19,836	Moldflow Corp.*	302,301

Number of Shares		Value
	Common Stocks (Continued)
116,891	Napster, Inc.*	$379,896
20,194	NCI, Inc., Class A*	386,513
35,008	Ness Technologies, Inc.*	409,594
35,050	NetScout Systems, Inc.*	541,874
100,024	NetSol Technologies, Inc.*	446,107
26,365	Network Equipment Technologies, Inc.*	392,840
16,884	Novatel Wireless, Inc.*	438,984
24,695	O2Micro International Ltd. ADR* (Cayman Islands)	428,705
16,962	OSI Systems, Inc.*	424,559
30,586	PC Connection, Inc.*	449,614
32,099	Pegasystems, Inc.	375,879
26,523	Perceptron, Inc.*	381,931
32,621	Pericom Semiconductor Corp.*	487,358
33,496	Photronics, Inc.*	366,446
34,571	Qiao Xing Universal Telephone, Inc.* (British Virgin Island)	374,058
112,433	Quantum Corp.*	449,732
24,373	RADWARE Ltd. (Israel)*	412,391
55,798	Richardson Electronics, Ltd.	422,391
42,217	S1 Corp.*	355,467
166,912	Safeguard Scientifics, Inc.*	392,243
39,271	Secure Computing Corp.*	388,783
13,380	SI International, Inc.*	377,450
18,123	Sierra Wireless, Inc.* (Canada)	428,971
26,365	Spectrum Control, Inc.*	452,687
52,135	SRS Labs, Inc.*	335,749
65,436	SupportSoft, Inc.*	314,093
18,597	SYNNEX Corp.*	416,015
15,372	Telvent GIT, S.A. (Spain)	379,535
254,815	Think Partnership, Inc.*	433,186
37,480	Tier Technologies, Inc., Class B*	394,664
37,752	Tollgrade Communications, Inc.*	303,526
77,820	Triquint Semiconductor, Inc.*	487,931
26,007	Ultra Clean Holdings, Inc.*	333,930
19,035	Vignette Corp.*	328,163
36,921	WPCS International, Inc.*	422,745
26,487	X-Rite, Inc.*	368,434
29,311	Zygo Corp.*	344,697
		34,636,105
	Materials—5.8%
11,710	AM Castle & Co.	352,471
24,452	American Pacific Corp.	458,964
25,248	Buckeye Technologies, Inc.*	452,444
27,361	Calgon Carbon Corp.*	407,679
25,770	Glatfelter	414,124
27,161	ICO, Inc.*	393,291
16,769	Innospec, Inc.	357,012
14,619	KMG Chemicals, Inc.	221,478
36,004	Material Sciences Corp.*	315,395
40,462	Mercer International, Inc.*	380,343

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Zacks Micro Cap Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
14,060	Olympic Steel, Inc.	$365,982
10,155	Penford Corp.	358,167
51,176	PolyOne Corp.*	408,896
16,247	Quaker Chemical Corp.	350,610
16,411	Schweitzer-Mauduit International, Inc.	459,836
12,347	Stepan Co.	427,700
18,123	Synalloy Corp.	325,851
41,100	Tronox, Inc., Class A	349,761
42,339	Tronox, Inc., Class B	348,450
57,990	U.S. Concrete, Inc.*	287,630
86,663	U.S. Energy Corp.	480,980
9,596	Universal Stainless & Alloy Products, Inc.*	357,451
60,971	US Gold Corp.*	284,735
19,794	Wheeling-Pittsburgh Corp.*	389,348
		8,948,598
	Telecommunication Services—1.0%
10,513	Atlantic Tele-Network, Inc.	377,522
26,882	D&E Communications, Inc.	401,617
37,480	Gilat Satellite Networks Ltd. (Israel)*	417,152
15,293	SureWest Communications	404,959
		1,601,250
	Utilities—0.7%
10,477	Central Vermont Public Service Corp.	332,959
11,831	Laclede Group (The), Inc.	411,601
84,190	Star Gas Partners, L.P.*	385,590
		1,130,150
	Total Common Stocks (Cost $155,842,773)	154,556,433
	Money Market Fund—0.1%
122,036	Liquid Assets Portfolio Private Class** (Cost $122,036)	122,036
	Total Investments (Cost $155,964,809)—99.6%	154,678,469
	Other assets less liabilities—0.4%	547,441
	Net Assets—100.0%	$155,225,910

ADR American Depositary Receipt.

*  Non-income producing security.

**  Affiliated investment.

COUNTRY BREAKDOWN

October 31, 2007 (Unaudited)

	Value	Net Assets
United States	$145,051,821	93.5%
Bermuda	2,628,199	1.7
Israel	2,063,300	1.3
Canada	1,504,538	1.0
British Virgin Islands	1,087,749	0.7
Cayman Islands	820,423	0.5
Marshall Islands	733,508	0.5
Panama	409,396	0.2
Spain	379,535	0.2
Total investments	154,678,469	99.6
Other assets less liabilities	547,441	0.4
Net Assets	$155,225,910	100.0%

See Notes to Financial Statements.

Schedule of Investments

PowerShares Zacks Small Cap Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks—99.5%
	Consumer Discretionary—16.4%
26,070	1-800-FLOWERS.COM, Inc., Class A*	$312,579
9,790	American Greetings Corp., Class A	257,869
13,391	Arctic Cat, Inc.	193,098
10,847	Blyth, Inc.	207,069
7,475	Bob Evans Farms, Inc.	210,646
15,388	Books-A-Million, Inc.	206,045
11,580	Brown Shoe Co., Inc.	236,232
6,942	Buckle (The), Inc.	299,200
5,618	Buffalo Wild Wings, Inc.*	172,248
20,380	Carrols Restaurant Group, Inc.*	227,033
20,654	Champion Enterprises, Inc.*	244,956
10,557	Cooper Tire & Rubber Co.	235,210
2,356	Deckers Outdoor Corp.*	329,345
13,660	DG Fastchannel, Inc.*	335,899
8,628	Dick's Sporting Goods, Inc.*	287,916
13,335	Dress Barn (The), Inc.*	218,561
6,960	Drew Industries, Inc.*	275,477
7,298	DSW, Inc., Class A*	164,205
20,117	Eddie Bauer Holdings, Inc.*	151,280
14,692	FTD Group, Inc.	206,423
15,090	Gaiam, Inc., Class A*	350,843
18,257	Great Wolf Resorts, Inc.*	238,436
21,710	Haverty Furniture Cos., Inc.	184,535
11,070	Heelys, Inc.*	82,029
3,711	IHOP Corp.	235,018
13,572	iRobot Corp.*	245,517
10,889	K-Swiss, Inc., Class A	254,803
24,231	La-Z-Boy, Inc.	191,183
12,164	Libbey, Inc.	218,830
7,719	LodgeNet Entertainment Corp.*	166,499
19,017	Lodgian, Inc.*	231,437
9,879	M/I Homes, Inc.	163,991
13,491	Maidenform Brands, Inc.*	200,341
9,480	Modine Manufacturing Co.	220,505
8,573	Movado Group, Inc.	257,962
23,100	Multimedia Games, Inc.*	203,742
12,898	Noble International, Ltd.	240,806
12,966	Overstock.com, Inc.*	507,359
8,008	Riviera Holdings Corp.*	223,423
9,401	Shutterfly, Inc.*	313,711
18,598	Sinclair Broadcast Group, Inc., Class A	223,920
16,372	Standard-Pacific Corp.	78,586
34,607	Stewart Enterprises, Inc., Class A	313,885
12,437	Sturm, Ruger & Co., Inc.*	116,286
9,327	Tupperware Brands Corp.	336,705
6,724	Warnaco Group (The), Inc.*	273,600
		10,845,243
	Consumer Staples—3.4%
5,659	Andersons (The), Inc.	280,969
5,939	Boston Beer Co., Inc., Class A*	310,313

Number of Shares		Value
	Common Stocks (Continued)
28,924	Darling International, Inc.*	$290,975
11,263	Elizabeth Arden, Inc.*	280,449
9,465	Fresh Del Monte Produce, Inc. (Cayman Islands)	343,390
8,190	Green Mountain Coffee Roasters, Inc.*	305,487
9,014	Imperial Sugar Co.	232,471
6,072	Sanderson Farms, Inc.	211,306
		2,255,360
	Energy—7.8%
10,115	Allis-Chalmers Energy, Inc.*	177,721
41,452	American Oil & Gas, Inc.*	319,180
7,069	Bill Barrett Corp.*	330,829
14,888	Bois d'Arc Energy, Inc.*	326,643
17,278	Callon Petroleum Co.*	251,913
4,443	Dawson Geophysical Co.*	354,595
4,865	DCP Midstream Partners, LP	209,390
22,968	ENGlobal Corp.*	318,796
33,437	FX Energy, Inc.*	235,731
7,675	GMX Resources, Inc.*	295,564
5,165	GulfMark Offshore, Inc.*	240,586
21,553	Harvest Natural Resources, Inc.*	296,569
7,737	Inergy LP	269,867
10,506	Matrix Service Co.*	309,822
6,110	Nordic American Tanker Shipping Ltd. (Bermuda)	236,396
19,259	Pacific Ethanol, Inc.*	154,650
25,749	Parker Drilling Co.*	217,322
13,441	Rosetta Resources, Inc.*	255,379
6,843	Trico Marine Services, Inc.*	222,055
14,445	USEC, Inc.*	127,116
		5,150,124
	Financials—14.7%
13,700	Alfa Corp.	249,340
6,398	American Physicians Capital, Inc.	278,697
14,454	Amerisafe, Inc.*	233,721
16,501	Amtrust Financial Services, Inc.	230,189
5,712	Argo Group International Holdings, Ltd. (Bermuda)*	243,388
13,015	Banco Latinoamericano de Exportaciones, S.A., Class E (Panama)	253,402
23,616	Brookline Bancorp, Inc.	254,108
14,351	CNA Surety Corp.*	284,006
14,888	Corus Bankshares, Inc.	164,066
12,364	eHealth, Inc.*	345,450
23,480	Encore Capital Group, Inc.*	267,907
20,142	EZCORP, Inc., Class A*	265,069
16,695	FBR Capital Markets Corp.*	213,696
6,972	FPIC Insurance Group, Inc.*	291,290
4,673	GAMCO Investors, Inc., Class A	289,305
4,174	Greenhill & Co., Inc.	308,793
37,416	LaBranche & Co., Inc.*	205,040

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Zacks Small Cap Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
3,167	LandAmerica Financial Group, Inc.	$88,011
7,010	Life Partners Holdings, Inc.	255,795
14,608	MarketAxess Holdings, Inc.*	228,907
9,292	Max Capital Group Ltd. (Bermuda)	262,871
16,760	MCG Capital Corp.	234,808
27,007	Meadowbrook Insurance Group, Inc.*	260,077
7,510	MI Developments, Inc., Class A (Canada)	240,846
5,094	Midland (The) Co.	324,080
19,730	NewStar Financial, Inc.*	198,089
6,667	NYMAGIC, Inc.	192,276
17,591	Phoenix (The) Cos., Inc.	242,404
26,958	PMA Capital Corp., Class A*	266,884
4,911	ProAssurance Corp.*	270,793
8,452	Provident Bankshares Corp.	208,511
17,169	Provident Financial Services, Inc.	271,957
17,748	Provident New York Bancorp	225,577
18,173	RAM Holdings Ltd. (Bermuda)*	125,575
4,183	RLI Corp.	243,325
13,381	SeaBright Insurance Holdings, Inc.*	223,195
6,484	UMB Financial Corp.	272,328
11,292	United America Indemnity Ltd., Class A (Cayman Islands)*	248,989
7,049	United Fire & Casualty Co.	225,850
6,010	Zenith National Insurance Corp.	241,482
		9,730,097
	Health Care—15.4%
12,801	Accuray, Inc.*	257,300
6,354	Air Methods Corp.*	342,925
16,457	Albany Molecular Research, Inc.*	297,707
9,299	Align Technology, Inc.*	192,489
17,033	Alkermes, Inc.*	275,935
27,230	Alliance Imaging, Inc.*	269,849
3,655	Analogic Corp.	208,883
20,179	Applera Corp. - Celera Group*	329,119
17,786	Aspect Medical Systems, Inc.*	243,490
21,199	Bentley Pharmaceuticals, Inc.*	293,394
13,438	BioMarin Pharmaceuticals, Inc.*	372,637
21,056	Cypress Bioscience, Inc.*	284,045
2,656	eV3, Inc.*	38,990
8,621	Given Imaging Ltd. (Israel)*	245,957
15,779	GTx, Inc.*	248,993
6,838	inVentiv Health, Inc.*	288,769
5,014	Inverness Medical Innovations, Inc.*	301,291
23,307	Isis Pharmaceuticals, Inc.*	410,670
9,473	Martek Biosciences Corp.*	289,400
8,011	MedCath Corp.*	222,145
9,697	MGI Pharma, Inc.*	315,928
6,476	Myriad Genetics, Inc.*	358,511
31,771	Nektar Therapeutics*	189,991
14,342	Obagi Medical Products, Inc.*	313,229
8,456	Omrix Biopharmaceuticals, Inc.*	294,607

Number of Shares		Value
	Common Stocks (Continued)
30,295	OraSure Technologies, Inc.*	$274,776
28,889	Pain Therapeutics, Inc.*	296,401
9,955	Pharmion Corp.*	479,036
9,239	Providence Service (The) Corp.*	293,708
16,307	Quidel Corp.*	336,740
22,582	Regeneration Technologies, Inc.*	239,595
20,493	Savient Pharmaceuticals, Inc.*	288,541
8,571	SonoSite, Inc.*	301,613
15,130	TriZetto Group (The), Inc.*	247,224
14,052	Volcano Corp.*	240,149
10,022	Wright Medical Group, Inc.*	265,583
		10,149,620
	Industrials—15.7%
5,001	A.O. Smith Corp.	186,987
12,141	AAON, Inc.	221,695
8,133	AAR Corp.*	260,663
9,642	ABM Industries, Inc.	226,780
11,590	Aegean Marine Petroleum Network, Inc. (Marshall Islands)	474,841
9,398	Apogee Enterprises, Inc.	221,135
13,994	Bowne & Co., Inc.	243,216
35,626	CBIZ, Inc.*	320,634
8,763	Chart Industries, Inc.*	287,426
4,418	Copa Holdings S.A., Class A (Panama)	167,045
11,007	Cornell Cos., Inc.*	273,854
6,426	Deluxe Corp.	259,225
8,708	Ducommun, Inc.*	345,969
11,397	DynCorp International, Inc., Class A*	258,028
7,924	Encore Wire Corp.	166,404
6,161	EnPro Industries, Inc.*	252,663
4,524	Esterline Technologies Corp.*	247,825
20,481	GenCorp, Inc.*	241,266
9,458	Genesee & Wyoming, Inc., Class A*	277,309
15,627	GrafTech International Ltd.*	295,350
11,161	Hexcel Corp.*	279,360
9,413	Houston Wire & Cable Co.	165,386
11,738	ICF International, Inc.*	364,465
8,019	L.B. Foster Co., Class A*	345,218
5,374	Layne Christensen Co.*	305,996
6,084	Macquarie Infrastructure Co. LLC	254,068
8,109	McGrath Rentcorp.	277,977
10,133	OceanFreight, Inc. (Marshall Islands)	269,943
24,185	On Assignment, Inc.*	201,703
3,954	Perini Corp.*	226,762
12,223	Pike Electric Corp.*	240,793
7,135	Raven Industries, Inc.	308,303
15,181	Rush Enterprises, Inc., Class A*	257,318
6,858	Seaspan Corp. (Marshall Islands)	218,907
15,853	Taser International, Inc.*	263,952
6,309	TBS International Ltd. , Class A (Bermuda)*	396,458
3,186	Triumph Group, Inc.	253,669

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Zacks Small Cap Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
3,808	United Stationers, Inc.*	$220,521
19,310	Vicor Corp.	271,112
		10,350,226
	Information Technology—17.6%
18,861	Acacia Research - Acacia Technologies*	311,395
6,366	Advent Software, Inc.*	352,231
23,660	Alvarion Ltd. (Israel)*	297,643
18,002	ASE Test Ltd. (Singapore)*	261,029
7,557	Avid Technology, Inc.*	222,100
9,936	Blue Coat Systems, Inc.*	403,301
18,043	C-COR, Inc.*	221,207
10,518	Checkpoint Systems, Inc.*	318,170
16,930	Chordiant Software, Inc.*	243,623
12,136	Cohu, Inc.	199,030
7,294	Dolby Laboratories, Inc., Class A*	302,409
15,864	Double-Take Software, Inc.*	378,039
12,312	Echelon Corp.*	271,480
14,342	ExlService Holdings, Inc.*	387,233
23,346	FalconStor Software, Inc.*	327,544
6,503	FARO Technologies, Inc.*	187,026
8,455	FEI Co.*	245,280
14,940	Greenfield Online, Inc.*	227,984
11,229	Imergent, Inc.	270,843
11,656	InfoSpace, Inc.	225,310
16,460	Internap Network Services Corp.*	274,224
14,920	Intevac, Inc.*	262,144
25,863	Ixia*	270,527
16,150	Keynote Systems, Inc.*	237,244
15,685	Liquidity Services, Inc.*	194,965
11,354	LoJack Corp.*	199,490
18,002	Marchex, Inc., Class B	203,243
12,531	Mellanox Technologies Ltd. (Israel)*	295,857
22,148	Mercury Computer Systems, Inc.*	346,395
18,651	MSC.Software Corp.*	257,384
18,054	PC Connection, Inc.*	265,394
22,721	Pericom Semiconductor Corp.*	339,452
33,299	S1 Corp.*	280,378
21,311	Sirenza Microdevices, Inc.*	352,484
17,769	Smith Micro Software, Inc.*	273,820
27,384	SonicWALL, Inc.*	283,151
19,305	Ultratech, Inc.*	223,745
7,104	VistaPrint Ltd. (Bermuda)*	337,937
8,643	Vocus, Inc.*	310,975
5,297	WebMD Health Corp., Class A*	243,503
25,323	Wind River Systems, Inc.*	316,791
10,914	Xyratex Ltd. (Bermuda)*	186,411
		11,608,391
	Materials—4.8%
6,843	Arch Chemicals, Inc.	312,178
15,834	Buckeye Technologies, Inc.*	283,745
22,007	Calgon Carbon Corp.*	327,904

Number of Shares		Value
	Common Stocks (Continued)
15,033	Headwaters, Inc.*	$215,724
8,204	Koppers Holdings, Inc.	367,540
21,076	Landec Corp.*	313,189
11,632	Olin Corp.	264,977
4,997	OM Group, Inc.*	264,741
7,895	Rock-Tenn Co., Class A	230,218
4,478	Schnitzer Steel Industries, Inc., Class A	295,861
11,696	Worthington Industries, Inc.	292,400
		3,168,477
	Telecommunication Services—1.3%
16,880	Alaska Communications Systems Group, Inc.	274,638
8,319	Atlantic Tele-Network, Inc.	298,735
6,860	Cbeyond, Inc.*	268,363
		841,736
	Utilities—2.4%
12,238	Avista Corp.	269,848
6,490	Black Hills Corp.	288,286
10,404	El Paso Electric Co.*	253,337
5,151	New Jersey Resources Corp.	253,687
9,015	Portland General Electric Co.	253,772
5,053	Suburban Propane Partners L.P.	243,302
		1,562,232
	Total Common Stocks (Cost $62,192,540)	65,661,506
	Money Market Fund—0.6%
388,861	Liquid Assets Portfolio Private Class** (Cost $388,861)	388,861
	Total Investments (Cost $62,581,401)—100.1%	66,050,367
	Liabilities in excess of other assets—(0.1%)	(82,628)
	Net Assets—100.0%	$65,967,739

*  Non-income producing security.

**  Affiliated investment.

COUNTRY BREAKDOWN

October 31, 2007 (Unaudited)

	Value	Net Assets
United States	$60,943,482	92.4%
Bermuda	1,789,036	2.7
Marshall Islands	963,691	1.4
Israel	839,457	1.3
Cayman Islands	592,379	0.9
Panama	420,447	0.6
Singapore	261,029	0.4
Canada	240,846	0.4
Total investments	66,050,367	100.1
Liabilities in excess of other assets	(82,628)	(0.1)
Net Assets	$65,967,739	100.0%

See Notes to Financial Statements.

This page intentionally left blank

Statements of Assets and Liabilities

October 31, 2007 (Unaudited)

	PowerShares Dynamic Large Cap Growth Portfolio	PowerShares Dynamic Large Cap Value Portfolio	PowerShares Dynamic Mid Cap Growth Portfolio	PowerShares Dynamic Mid Cap Value Portfolio	PowerShares Dynamic Small Cap Growth Portfolio	PowerShares Dynamic Small Cap Value Portfolio	PowerShares Dynamic Large Cap Portfolio
ASSETS:
Unaffiliated investment at value	$627,609,365	$267,204,011	$354,549,051	$106,821,131	$67,978,885	$114,884,810	$14,206,341
Affiliated investment at value	497,740	—	—	—	—	—	41,462
Cash	606,234	374,791	78,175	83,412	24,189	—	45,320
Receivables:
Dividends	490,726	291,558	20,650	78,684	1,601	81,582	16,849
Capital stock sold	3,781,066	—	2,443,683	—	—	—	—
Expense waivers due from Adviser	—	—	—	2,281	5,604	1,766	9,030
Investments sold	—	—	—	—	—	—	—
Other assets	3,339	3,545	2,285	1,317	700	1,417	133
Total Assets	632,988,470	267,873,905	357,093,844	106,986,825	68,010,979	114,969,575	14,319,135
LIABILITIES:
Due to custodian	—	—	—	—	—	163,028	—
Payables:
Investments purchased	3,777,198	—	2,443,968	—	—	—	—
Expense reimbursements due to Adviser	24,489	9,220	4,261	—	—	—	—
Accrued advisory fees	237,352	113,164	143,749	47,050	28,298	49,956	5,960
Accrued expenses	96,874	127,920	66,698	51,264	43,166	57,310	54,096
Total Liabilities	4,135,913	250,304	2,658,676	98,314	71,464	270,294	60,056
NET ASSETS	$628,852,557	$267,623,601	$354,435,168	$106,888,511	$67,939,515	$114,699,281	$14,259,079
NET ASSETS CONSIST OF:
Paid-in capital	$585,362,993	$240,934,783	$305,090,047	$104,207,976	$78,730,212	$120,821,537	$12,833,559
Undistributed net investment income (loss)/ distributions in excess of net investment income	1,032,618	355,454	(257,878)	37,774	(127,155)	2,732,620	10,402
Accumulated net realized gain (loss) on investments	(8,528,739)	7,455,971	16,648,760	198,296	(14,494,849)	(5,259,266)	214,958
Net unrealized appreciation (depreciation) on investments	50,985,685	18,877,393	32,954,239	2,444,465	3,831,307	(3,595,610)	1,200,160
Net Assets	$628,852,557	$267,623,601	$354,435,168	$106,888,511	$67,939,515	$114,699,281	$14,259,079
Shares outstanding (unlimited amount authorized, $0.01 par value)	32,800,000	12,600,000	14,300,000	5,400,000	3,600,000	6,300,000	500,000
Net asset value	$19.17	$21.24	$24.79	$19.79	$18.87	$18.21	$28.52
Unaffiliated investments at cost	$576,623,680	$248,326,618	$321,594,812	$104,376,666	$64,147,578	$118,480,420	$13,006,181
Affiliated investments at cost	$497,740	$—	$—	$—	$—	$—	$41,462

See Notes to Financial Statements.

	PowerShares Dynamic Mid Cap Portfolio	PowerShares Dynamic Small Cap Portfolio	PowerShares Dynamic Aggressive Growth Portfolio	PowerShares Dynamic Deep Value Portfolio	PowerShares Zacks Micro Cap Portfolio	PowerShares Zacks Small Cap Portfolio
ASSETS:
Unaffiliated investment at value	$17,014,577	$7,785,311	$15,037,324	$15,426,027	$154,556,433	$65,661,506
Affiliated investment at value	46,680	47,466	—	44,499	122,036	388,861
Cash	38,104	49,221	31,251	49,628	666,462	—
Receivables:
Dividends	4,525	4,899	1,469	9,793	28,251	22,110
Capital stock sold	—	—	—	—	—	—
Expense waivers due from Adviser	8,791	9,525	8,980	8,969	—	5,895
Investments sold	—	—	—	—	12,889	—
Other assets	138	98	130	194	2,293	854
Total Assets	17,112,815	7,896,520	15,079,154	15,539,110	155,388,364	66,079,226
LIABILITIES:
Due to custodian	—	—	—	—	—	21,664
Payables:
Investments purchased	—	—	—	—	—	—
Expense reimbursements due to Adviser	—	—	—	—	5,553	—
Accrued advisory fees	7,202	3,304	6,293	6,489	70,862	27,895
Accrued expenses	53,803	55,249	50,563	50,291	86,039	61,928
Total Liabilities	61,005	58,553	56,856	56,780	162,454	111,487
NET ASSETS	$17,051,810	$7,837,967	$15,022,298	$15,482,330	$155,225,910	$65,967,739
NET ASSETS CONSIST OF:
Paid-in capital	$15,976,773	$8,137,235	$13,032,972	$15,234,712	$175,211,906	$68,015,047
Undistributed net investment income (loss)/ distributions in excess of net investment income	(6,339)	54,800	(56,866)	6,142	525,875	310,900
Accumulated net realized gain (loss) on investments	140,526	(330,802)	423,211	(254,130)	(19,225,531)	(5,827,174)
Net unrealized appreciation (depreciation) on investments	940,850	(23,266)	1,622,981	495,606	(1,286,340)	3,468,966
Net Assets	$17,051,810	$7,837,967	$15,022,298	$15,482,330	$155,225,910	$65,967,739
Shares outstanding (unlimited amount authorized, $0.01 par value)	600,000	300,000	500,000	600,000	9,000,000	2,300,000
Net asset value	$28.42	$26.13	$30.04	$25.80	$17.25	$28.68
Unaffiliated investments at cost	$16,073,727	$7,808,577	$13,414,343	$14,930,421	$155,842,773	$62,192,540
Affiliated investments at cost	$46,680	$47,466	$—	$44,499	$122,036	$388,861

Statements of Operations

Six Months Ended October 31, 2007 (Unaudited)

	PowerShares Dynamic Large Cap Growth Portfolio	PowerShares Dynamic Large Cap Value Portfolio	PowerShares Dynamic Mid Cap Growth Portfolio	PowerShares Dynamic Mid Cap Value Portfolio	PowerShares Dynamic Small Cap Growth Portfolio	PowerShares Dynamic Small Cap Value Portfolio	PowerShares Dynamic Large Cap Portfolio
INVESTMENT INCOME:
Unaffiliated dividend income	$2,050,993	$3,813,431	$628,124	$926,057	$102,474	$3,656,153	$105,440
Affiliated dividend income	5,930	6,419	—	2,625	—	3,967	1,058
Foreign withholding tax	—	—	—	—	—	(648)	—
Total Income	2,056,923	3,819,850	628,124	928,682	102,474	3,659,472	106,498
EXPENSES:
Advisory fees	1,023,234	704,899	633,925	292,233	156,689	305,735	29,662
Sub-licensing	61,394	42,294	38,035	17,534	9,401	18,344	2,966
Administration & Accounting fees	56,361	42,912	42,912	42,912	42,912	42,912	43,655
Printing	35,835	35,063	22,944	12,460	7,303	13,334	1,254
Custodian & transfer agent fees	12,121	9,746	8,596	5,115	4,109	5,978	3,673
Legal	4,924	5,353	3,222	1,871	1,065	1,985	182
Trustees	8,541	7,881	6,628	4,939	3,751	5,043	2,893
Audit	8,319	8,319	8,319	8,319	8,319	8,319	8,319
Listing fee and expenses	5,262	5,284	5,185	5,128	5,091	5,133	5,051
Offering costs	—	—	—	—	—	—	11,544
Registration & filings	—	—	—	740	—	—	837
Other expenses	6,474	6,161	5,835	5,320	5,220	5,404	4,150
Total Expenses	1,222,465	867,912	775,601	396,571	243,860	412,187	114,186
Net expenses reimbursed to the Adviser under the Expense Agreement	66,810	20,261	23,144	—	—	—	—
Less fees waived:
Advisory	—	—	—	(28,357)	(46,432)	(26,962)	(29,662)
Other fees assumed by the Adviser	—	—	—	—	—	—	(34,419)
Net Expenses	1,289,275	888,173	798,745	368,214	197,428	385,225	50,105
Net Investment Income (Loss)	767,648	2,931,677	(170,621)	560,468	(94,954)	3,274,247	56,393
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(11,549,092)	(2,707,425)	(2,611,131)	(4,310,578)	(4,125,885)	(7,322,826)	(70,480)
In-kind redemptions	16,849,410	11,892,655	30,344,384	8,232,149	6,121,942	9,495,175	302,883
Net realized gain (loss)	5,300,318	9,185,230	27,733,253	3,921,571	1,996,057	2,172,349	232,403
Net change in unrealized appreciation/depreciation on investments	30,459,754	(2,658,849)	14,839,465	(7,579,536)	(825,062)	(8,694,499)	563,923
Net realized and unrealized gain (loss) on investments	35,760,072	6,526,381	42,572,718	(3,657,965)	1,170,995	(6,522,150)	796,326
Net increase (decrease) in net assets resulting from operations	$36,527,720	$9,458,058	$42,402,097	$(3,097,497)	$1,076,041	$(3,247,903)	$852,719

*  Commencement of Investment Operations.

See Notes to Financial Statements.

	PowerShares Dynamic Mid Cap Portfolio	PowerShares Dynamic Small Cap Portfolio	PowerShares Dynamic Aggressive Growth Portfolio	PowerShares Dynamic Deep Value Portfolio	PowerShares Zacks Micro Cap Portfolio	PowerShares Zacks Small Cap Portfolio
INVESTMENT INCOME:
Unaffiliated dividend income	$72,913	$134,396	$12,506	$157,445	$1,542,697	$571,309
Affiliated dividend income	1,046	1,201	27	1,713	10,613	7,666
Foreign withholding tax	—	(21)	—	—	(3,242)	(328)
Total Income	73,959	135,576	12,533	159,158	1,550,068	578,647
EXPENSES:
Advisory fees	36,301	19,981	20,158	38,841	453,725	166,711
Sub-licensing	3,630	1,998	2,016	3,884	90,745	33,342
Administration & Accounting fees	43,681	43,704	43,692	43,588	42,912	42,912
Printing	1,309	1,271	1,256	1,853	23,093	8,591
Custodian & transfer agent fees	3,679	4,515	3,537	3,516	9,465	5,033
Legal	191	185	183	269	3,435	1,277
Trustees	2,912	2,810	2,851	2,956	6,169	3,986
Audit	8,319	8,319	8,319	8,319	8,319	8,319
Listing fee and expenses	5,051	5,051	5,051	5,054	5,202	5,100
Offering costs	12,071	11,544	15,324	16,571	—	—
Registration & filings	830	838	820	827	—	—
Other expenses	4,151	3,994	4,149	4,168	5,568	6,350
Total Expenses	122,125	104,210	107,356	129,846	648,633	281,621
Net expenses reimbursed to the Adviser under the Expense Agreement	—	—	—	—	—	—
Less fees waived:
Advisory	(36,301)	(19,981)	(20,158)	(38,841)	(13,418)	(48,209)
Other fees assumed by the Adviser	(26,562)	(46,709)	(45,669)	(23,941)	—	—
Net Expenses	59,262	37,520	41,529	67,064	635,215	233,412
Net Investment Income (Loss)	14,697	98,056	(28,996)	92,094	914,853	345,235
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(574,136)	(652,406)	(296,752)	(1,082,473)	(10,121,715)	(4,086,127)
In-kind redemptions	791,810	742,389	921,859	881,169	13,000,683	5,032,208
Net realized gain (loss)	217,674	89,983	625,107	(201,304)	2,878,968	946,081
Net change in unrealized appreciation/depreciation on investments	173,578	(311,759)	991,205	(19,208)	(14,699,425)	1,135,442
Net realized and unrealized gain (loss) on investments	391,252	(221,776)	1,616,312	(220,512)	(11,820,457)	2,081,523
Net increase (decrease) in net assets resulting from operations	$405,949	$(123,720)	$1,587,316	$(128,418)	$(10,905,604)	$2,426,758

Statements of Changes in Net Assets

	PowerShares Dynamic Large Cap Growth Portfolio		PowerShares Dynamic Large Cap Value Portfolio		PowerShares Dynamic Mid Cap Growth Portfolio
	Six Months Ended October 31, 2007 (Unaudited)	Year Ended April 30, 2007	Six Months Ended October 31, 2007 (Unaudited)	Year Ended April 30, 2007	Six Months Ended October 31, 2007 (Unaudited)	Year Ended April 30, 2007
OPERATIONS:
Net investment income (loss)	$767,648	$240,165	$2,931,677	$5,109,774	$(170,621)	$(173,222)
Net realized gain (loss) on investments	5,300,318	(286,076)	9,185,230	24,650,239	27,733,253	2,676,199
Net change in unrealized appreciation/ depreciation of investments	30,459,754	16,420,488	(2,658,849)	16,864,450	14,839,465	13,821,191
Net increase (decrease) in net assets resulting from operations	36,527,720	16,374,577	9,458,058	46,624,463	42,402,097	16,324,168
Undistributed net investment income included in the price of units issued and redeemed	264,970	32,897	(77,179)	339,753	(87,257)	117,894
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(240,165)	(3,747,254)	(3,984,387)	—	(711,633)
Tax return of capital	—	(3,527)	—	—	—	(9,929)
Total distributions to shareholders	—	(243,692)	(3,747,254)	(3,984,387)	—	(721,562)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	517,985,378	289,938,897	82,504,078	482,570,049	316,677,938	199,694,174
Value of shares repurchased	(203,258,090)	(177,221,894)	(112,721,179)	(323,612,201)	(194,438,926)	(128,827,369)
Net income equalization	(264,970)	(32,897)	77,179	(339,753)	87,257	(117,894)
Net increase (decrease) in net assets resulting from shares transactions	314,462,318	112,684,106	(30,139,922)	158,618,095	122,326,269	70,748,911
Increase (Decrease) in Net Assets	351,255,008	128,847,888	(24,506,297)	201,597,924	164,641,109	86,469,411
NET ASSETS:
Beginning of period	277,597,549	148,749,661	292,129,898	90,531,974	189,794,059	103,324,648
End of period	$628,852,557	$277,597,549	$267,623,601	$292,129,898	$354,435,168	$189,794,059
Undistributed net investment income (loss)/distributions in excess of net investment income at end of period	$1,032,618	$—	$355,454	$1,248,210	$(257,878)	$—
CHANGES IN SHARES OUTSTANDING:
Shares sold	28,200,000	17,800,000	3,900,000	25,900,000	13,900,000	10,400,000
Shares repurchased	(11,300,000)	(11,000,000)	(5,400,000)	(17,000,000)	(8,600,000)	(6,900,000)
Shares outstanding, beginning of period	15,900,000	9,100,000	14,100,000	5,200,000	9,000,000	5,500,000
Shares outstanding, end of period	32,800,000	15,900,000	12,600,000	14,100,000	14,300,000	9,000,000

*  Commencement of Investment Operations.

See Notes to Financial Statements.

	PowerShares Dynamic Mid Cap Value Portfolio		PowerShares Dynamic Small Cap Growth Portfolio		PowerShares Dynamic Small Cap Value Portfolio
	Six Months Ended October 31, 2007 (Unaudited)	Year Ended April 30, 2007	Six Months Ended October 31, 2007 (Unaudited)	Year Ended April 30, 2007	Six Months Ended October 31, 2007 (Unaudited)	Year Ended April 30, 2007
OPERATIONS:
Net investment income (loss)	$560,468	$1,145,574	$(94,954)	$(210,147)	$3,274,247	$575,488
Net realized gain (loss) on investments	3,921,571	4,692,328	1,996,057	(3,356,204)	2,172,349	6,596,561
Net change in unrealized appreciation/ depreciation of investments	(7,579,536)	7,757,823	(825,062)	(1,366,638)	(8,694,499)	1,084,508
Net increase (decrease) in net assets resulting from operations	(3,097,497)	13,595,725	1,076,041	(4,932,989)	(3,247,903)	8,256,557
Undistributed net investment income included in the price of units issued and redeemed	15,306	54,435	(32,201)	(92,734)	(43,505)	48,335
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(836,057)	(891,950)	—	—	(523,659)	(591,897)
Tax return of capital	—	—	—	—	—	—
Total distributions to shareholders	(836,057)	(891,950)	—	—	(523,659)	(591,897)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	83,757,471	136,706,085	63,714,117	98,612,408	80,793,925	136,778,591
Value of shares repurchased	(82,291,735)	(96,868,606)	(58,197,374)	(150,797,541)	(80,002,944)	(93,102,785)
Net income equalization	(15,306)	(54,435)	32,201	92,734	43,505	(48,335)
Net increase (decrease) in net assets resulting from shares transactions	1,450,430	39,783,044	5,548,944	(52,092,399)	834,486	43,627,471
Increase (Decrease) in Net Assets	(2,467,818)	52,541,254	6,592,784	(57,118,122)	(2,980,581)	51,340,466
NET ASSETS:
Beginning of period	109,356,329	56,815,075	61,346,731	118,464,853	117,679,862	66,339,396
End of period	$106,888,511	$109,356,329	$67,939,515	$61,346,731	$114,699,281	$117,679,862
Undistributed net investment income (loss)/distributions in excess of net investment income at end of period	$37,774	$298,057	$(127,155)	$—	$2,732,620	$25,537
CHANGES IN SHARES OUTSTANDING:
Shares sold	4,100,000	7,500,000	3,500,000	5,700,000	4,300,000	7,800,000
Shares repurchased	(4,100,000)	(5,400,000)	(3,200,000)	(8,800,000)	(4,300,000)	(5,400,000)
Shares outstanding, beginning of period	5,400,000	3,300,000	3,300,000	6,400,000	6,300,000	3,900,000
Shares outstanding, end of period	5,400,000	5,400,000	3,600,000	3,300,000	6,300,000	6,300,000

Statements of Changes in Net Assets (Continued)

	PowerShares Dynamic Large Cap Portfolio		PowerShares Dynamic Mid Cap Portfolio		PowerShares Dynamic Small Cap Portfolio
	Six Months Ended October 31, 2007 (Unaudited)	For the Period December 01, 2006* Through April 30, 2007	Six Months Ended October 31, 2007 (Unaudited)	For the Period December 01, 2006* Through April 30, 2007	Six Months Ended October 31, 2007 (Unaudited)	For the Period December 01, 2006* Through April 30, 2007
OPERATIONS:
Net investment income (loss)	$56,393	$64,349	$14,697	$50,583	$98,056	$2,160
Net realized gain (loss) on investments	232,403	265,497	217,674	594,502	89,983	353,397
Net change in unrealized appreciation/ depreciation of investments	563,923	636,237	173,578	767,272	(311,759)	288,493
Net increase (decrease) in net assets resulting from operations	852,719	966,083	405,949	1,412,357	(123,720)	644,050
Undistributed net investment income included in the price of units issued and redeemed	3,948	(6,528)	(1,001)	(1,941)	—	(1,680)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(68,525)	(45,948)	(36,508)	(34,110)	(43,449)	(1,164)
Total distributions to shareholders	(68,525)	(45,948)	(36,508)	(34,110)	(43,449)	(1,164)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	8,138,920	20,205,371	14,025,015	23,082,797	5,329,158	20,297,119
Value of shares repurchased	(5,462,512)	(10,327,029)	(8,533,064)	(13,270,626)	(5,329,158)	(12,934,869)
Net income equalization	(3,948)	6,528	1,001	1,941	—	1,680
Net increase (decrease) in net assets resulting from shares transactions	2,672,460	9,884,870	5,492,952	9,814,112	—	7,363,930
Increase (Decrease) in Net Assets	3,460,602	10,798,477	5,861,392	11,190,418	(167,169)	8,005,136
NET ASSETS:
Beginning of period	10,798,477	—	11,190,418	—	8,005,136	—
End of period	$14,259,079	$10,798,477	$17,051,810	$11,190,418	$7,837,967	$8,005,136
Undistributed net investment income (loss)/distributions in excess of net investment income at end of period	$10,402	$18,586	$(6,339)	$16,473	$54,800	$193
CHANGES IN SHARES OUTSTANDING:
Shares sold	300,000	800,000	500,000	900,000	200,000	800,000
Shares repurchased	(200,000)	(400,000)	(300,000)	(500,000)	(200,000)	(500,000)
Shares outstanding, beginning of period	400,000	—	400,000	—	300,000	—
Shares outstanding, end of period	500,000	400,000	600,000	400,000	300,000	300,000

*  Commencement of Investment Operations.

See Notes to Financial Statements.

	PowerShares Dynamic Aggressive Growth Portfolio		PowerShares Dynamic Deep Value Portfolio		PowerShares Zacks Micro Cap Portfolio
	Six Months Ended October 31, 2007 (Unaudited)	For the Period December 20, 2006* Through April 30, 2007	Six Months Ended October 31, 2007 (Unaudited)	For the Period December 20, 2006* Through April 30, 2007	Six Months Ended October 31, 2007 (Unaudited)	Year Ended April 30, 2007
OPERATIONS:
Net investment income (loss)	$(28,996)	$(22,598)	$92,094	$131,829	$914,853	$577,806
Net realized gain (loss) on investments	625,107	205,154	(201,304)	234,101	2,878,968	6,289,128
Net change in unrealized appreciation/ depreciation of investments	991,205	631,776	(19,208)	514,814	(14,699,425)	1,294,918
Net increase (decrease) in net assets resulting from operations	1,587,316	814,332	(128,418)	880,744	(10,905,604)	8,161,852
Undistributed net investment income included in the price of units issued and redeemed	(27,870)	3,814	—	1,491	(117,616)	53,014
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	(174,870)	(43,560)	(529,252)	(206,496)
Total distributions to shareholders	—	—	(174,870)	(43,560)	(529,252)	(206,496)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	13,668,747	19,881,714	7,912,292	19,997,872	75,250,452	139,710,391
Value of shares repurchased	(10,785,471)	(10,144,340)	(7,912,292)	(5,049,438)	(100,899,876)	(114,331,138)
Net income equalization	27,870	(3,814)	—	(1,491)	117,616	(53,014)
Net increase (decrease) in net assets resulting from shares transactions	2,911,146	9,733,560	—	14,946,943	(25,531,808)	25,326,239
Increase (Decrease) in Net Assets	4,470,592	10,551,706	(303,288)	15,785,618	(37,084,280)	33,334,609
NET ASSETS:
Beginning of period	10,551,706	—	15,785,618	—	192,310,190	158,975,581
End of period	$15,022,298	$10,551,706	$15,482,330	$15,785,618	$155,225,910	$192,310,190
Undistributed net investment income (loss)/distributions in excess of net investment income at end of period	$(56,866)	$—	$6,142	$88,918	$525,875	$257,890
CHANGES IN SHARES OUTSTANDING:
Shares sold	500,000	800,000	300,000	800,000	4,100,000	8,100,000
Shares repurchased	(400,000)	(400,000)	(300,000)	(200,000)	(5,600,000)	(6,700,000)
Shares outstanding, beginning of period	400,000	—	600,000	—	10,500,000	9,100,000
Shares outstanding, end of period	500,000	400,000	600,000	600,000	9,000,000	10,500,000

Statements of Changes in Net Assets (Continued)

	PowerShares Zacks Small Cap Portfolio
	Six Months Ended October 31, 2007 (Unaudited)	Year Ended April 30, 2007
OPERATIONS:
Net investment income	$345,235	$121,243
Net realized gain on investments	946,081	1,615,443
Net change in unrealized appreciation/depreciation of investments	1,135,442	(234,214)
Net increase in net assets resulting from operations	2,426,758	1,502,472
Undistributed net investment income included in the price of units issued and redeemed	(34,335)	7,230
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(126,531)
Tax return of capital	—	(10,819)
Total distributions to shareholders	—	(137,350)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	46,570,661	82,223,254
Value of shares repurchased	(54,559,619)	(70,924,589)
Net income equalization	34,335	(7,230)
Net increase (decrease) in net assets resulting from shares transactions	(7,954,623)	11,291,435
Increase (Decrease) in Net Assets	(5,562,200)	12,663,787
NET ASSETS:
Beginning of period	71,529,939	58,866,152
End of period	$65,967,739	$71,529,939
Undistributed net investment income at end of period	$310,900	$—
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,700,000	3,100,000
Shares repurchased	(2,000,000)	(2,700,000)
Shares outstanding, beginning of period	2,600,000	2,200,000
Shares outstanding, end of period	2,300,000	2,600,000

*  Commencement of Investment Operations.

See Notes to Financial Statements.

Financial Highlights

PowerShares Dynamic Large Cap Growth Portfolio

	Six Months Ended October 31, 2007		Year Ended April 30,			For the Period March 3, 2005* Through
	(Unaudited)		2007		2006	April 30, 2005
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$17.46		$16.35		$14.11	$14.83
Net investment income (loss)**	0.03		0.02		(0.01)	—	(a)
Net realized and unrealized gain (loss) on investments	1.67		1.11		2.25	(0.72)
Total from operations	1.70		1.13		2.24	(0.72)
Undistributed net investment income included in price of units issued and redeemed**	0.01		—	(a)	—	—
Distributions to shareholders from:
Net investment income	—		(0.02)		— (a)	—
Tax return of capital	—		—	(a)	—	—
Total distributions	—		(0.02)		—	—
Net asset value at end of period	$19.17		$17.46		$16.35	$14.11
TOTAL RETURN***	9.79%		6.92%		15.89%	(4.87)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$628,853		$277,598		$148,750	$8,467
Ratio to average net assets of:
Expenses, net of waivers and reimbursements	0.63	%†	0.63%		0.64%	0.63	%†
Expenses, prior to waivers and reimbursements	0.60	%†(b)	0.68	%(b)	0.80%	2.45	%†
Net investment income (loss), net of waivers and reimbursements	0.38	%†	0.13%		(0.04)%	0.13	%†
Portfolio turnover rate ††	21%		57%		73%	2%

PowerShares Dynamic Large Cap Value Portfolio

	Six Months Ended October 31, 2007		Year Ended April 30,			For the Period March 3, 2005* Through
	(Unaudited)		2007		2006	April 30, 2005
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$20.72		$17.41		$14.52	$15.00
Net investment income**	0.22		0.39		0.28	0.05
Net realized and unrealized gain (loss) on investments	0.58		3.18		2.85	(0.52)
Total from operations	0.80		3.57		3.13	(0.47)
Undistributed net investment income included in price of units issued and redeemed**	(0.01)		0.03		—	—
Distributions to shareholders from:
Net investment income	(0.27)		(0.29)		(0.24)	(0.01)
Net asset value at end of period	$21.24		$20.72		$17.41	$14.52
TOTAL RETURN***	3.85%		20.85%		21.71%	(3.11)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$267,624		$292,130		$90,532	$10,166
Ratio to average net assets of:
Expenses, net of waivers and reimbursements	0.63	%†	0.63%		0.65%	0.63%†
Expenses, prior to waivers and reimbursements	0.62	%†(c)	0.67	%(c)	0.94%	2.16%†
Net investment income, net of waivers and reimbursements	2.08	%†	2.00%		1.75%	1.99%†
Portfolio turnover rate ††	12%		16%		29%	0%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  Amount represents less than $0.005.

(b)  These expenses, prior to waivers, exclude amounts reimbursed to the Advisor under the Expense Agreement of 0.03% and less than 0.01% for the six months ended October 31, 2007 and for the year ended April 30, 2007, respectively.

(c)  These expenses, prior to waivers, exclude amounts reimbursed to the Advisor under the Expense Agreement of 0.02% for the six months ended October 31, 2007 and for the year ended April 30, 2007.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Dynamic Mid Cap Growth Portfolio

	Six Months Ended October 31, 2007		Year Ended April 30,			For the Period March 3, 2005* Through
	(Unaudited)		2007		2006	April 30, 2005
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$21.09		$18.79		$13.92	$15.01
Net investment income (loss)**	(0.02)		(0.03)		0.28	(0.01)
Net realized and unrealized gain (loss) on investments	3.73		2.42		4.59	(1.08)
Total from operations	3.71		2.39		4.87	(1.09)
Undistributed net investment income included in price of units issued and redeemed**	(0.01)		0.02		—	—
Distributions to shareholders from:
Net investment income	—		(0.11)		—	—
Tax return of capital	—		—	(a)	—	—
Total distributions	—		(0.11)		—	—
Net asset value at end of period	$24.79		$21.09		$18.79	$13.92
TOTAL RETURN***	17.54%		12.91%		34.99%	(7.30)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$354,435		$189,794		$103,325	$8,349
Ratio to average net assets of:
Expenses, net of waivers and reimbursements	0.63	%†	0.63%		0.65%	0.63%†
Expenses, prior to waivers and reimbursements	0.61	%†(b)	0.73	%(b)	0.90%	2.45%†
Net investment income (loss), net of waivers and reimbursements	(0.13	)%†	(0.15)%		1.56%	(0.20)%†
Portfolio turnover rate ††	29%		69%		86%	1%

PowerShares Dynamic Mid Cap Value Portfolio

	Six Months Ended October 31, 2007		Year Ended April 30,		For the Period March 3, 2005* Through
	(Unaudited)		2007	2006	April 30, 2005
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$20.25		$17.22	$14.47	$15.10
Net investment income**	0.10		0.29	0.22	0.15
Net realized and unrealized gain (loss) on investments	(0.41)		2.96	2.78	(0.76)
Total from operations	(0.31)		3.25	3.00	(0.61)
Undistributed net investment income included in price of units issued and redeemed**	—	(a)	0.01	—	—
Distributions to shareholders from:
Net investment income	(0.15)		(0.23)	(0.25)	(0.02)
Net asset value at end of period	$19.79		$20.25	$17.22	$14.47
TOTAL RETURN***	(1.57)%		19.14%	20.85%	(4.07)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$106,889		$109,356	$56,815	$10,126
Ratio to average net assets of:
Expenses, net of waivers and reimbursements	0.63	%†	0.63%	0.67%	0.63%†
Expenses, prior to waivers and reimbursements	0.68	%†(c)	0.82%	1.13%	2.14%†
Net investment income, net of waivers and reimbursements	0.96	%†	1.64%	1.33%	6.34%†
Portfolio turnover rate ††	24%		43%	117%	1%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  Amount represents less than $0.005.

(b)  These expenses, prior to waivers, exclude amounts reimbursed to the Advisor under the Expense Agreement of 0.03% and less than 0.01% for the six months ended October 31, 2007 and for the year ended April 30, 2007, respectively.

(c)  These expenses, prior to waivers, exclude amounts reimbursed to the Advisor under the Expense Agreement of less than 0.01% and for the six months ended October 31, 2007.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Dynamic Small Cap Growth Portfolio

	Six Months Ended October 31, 2007		Year Ended April 30,		For the Period March 3, 2005* Through
	(Unaudited)		2007	2006	April 30, 2005
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$18.59		$18.51	$13.90	$15.11
Net investment income (loss)**	(0.03)		(0.05)	0.11	(0.01)
Net realized and unrealized gain (loss) on investments	0.32		0.15	4.50	(1.20)
Total from operations	0.29		0.10	4.61	(1.21)
Undistributed net investment loss included in price of units issued and redeemed**	(0.01)		(0.02)	—	—
Net asset value at end of period	$18.87		$18.59	$18.51	$13.90
TOTAL RETURN***	1.51%		0.43%	33.17%	(8.02)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$67,940		$61,347	$118,465	$9,727
Ratio to average net assets of:
Expenses, net of waivers and reimbursements	0.63	%†	0.63%	0.65%	0.63%†
Expenses, prior to waivers and reimbursements	0.78	%†(a)	0.84%	0.90%	2.34%†
Net investment income (loss), net of waivers and reimbursements	(0.30	)%†	(0.32)%	0.65%	(0.48)%†
Portfolio turnover rate ††	42%		114%	120%	0%

PowerShares Dynamic Small Cap Value Portfolio

	Six Months Ended October 31, 2007		Year Ended April 30,		For the Period March 3, 2005* Through
	(Unaudited)		2007	2006	April 30, 2005
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$18.68		$17.01	$13.79	$15.06
Net investment income**	0.50		0.13	0.11	0.01
Net realized and unrealized gain (loss) on investments	(0.88)		1.66	3.22	(1.28)
Total from operations	(0.38)		1.79	3.33	(1.27)
Undistributed net investment income included in price of units issued and redeemed**	(0.01)		0.01	—	—
Distributions to shareholders from:
Net investment income	(0.08)		(0.13)	(0.11)	—
Net asset value at end of period	$18.21		$18.68	$17.01	$13.79
TOTAL RETURN***	(2.11)%		10.64%	24.20%	(8.46)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$114,699		$117,680	$66,339	$9,651
Ratio to average net assets of:
Expenses, net of waivers and reimbursements	0.63	%†	0.63%	0.66%	0.63%†
Expenses, prior to waivers and reimbursements	0.67	%†(b)	0.80%	1.06%	2.36%†
Net investment income, net of waivers and reimbursements	5.35	%†	0.73%	0.73%	0.45%†
Portfolio turnover rate ††	44%		76%	118%	0%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  These expenses, prior to waivers, exclude amounts reimbursed to the Advisor under the Expense Agreement of less than 0.01% for the six months ended October 31, 2007.

(b)  These expenses, prior to waivers, exclude amounts reimbursed to the Advisor under the Expense Agreement of less than 0.01% and for the six months ended October 31, 2007.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Dynamic Large Cap Portfolio

	Six Months Ended October 31, 2007 (Unaudited)		For the Period December 01, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$27.00		$25.18
Net investment income**	0.13		0.12
Net realized and unrealized gain on investments	1.53		1.79
Total from operations	1.66		1.91
Undistributed net investment loss included in price of units issued and redeemed**	0.01		(0.01)
Distributions to shareholders from:
Net investment income	(0.15)		(0.08)
Net asset value at end of period	$28.52		$27.00
TOTAL RETURN***	6.22%		7.55%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$14,259		$10,798
Ratio to average net assets of:
Expenses, net of waivers	0.84	%†	0.74%†
Expenses, prior to waivers	0.95	%†	1.45%†
Net investment income, net of waivers	1.92	%†	1.05%†
Portfolio turnover rate ††	9%		3%

PowerShares Dynamic Mid Cap Portfolio

	Six Months Ended October 31, 2007 (Unaudited)		For the Period December 01, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$27.98		$25.26
Net investment income**	0.03		0.10
Net realized and unrealized gain on investments	0.49		2.68
Total from operations	0.52		2.78
Undistributed net investment loss included in price of units issued and redeemed**	—	(a)	—	(a)
Distributions to shareholders from:
Net investment income	(0.08)		(0.06)
Net asset value at end of period	$28.42		$27.98
TOTAL RETURN***	1.86%		11.04%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$17,052		$11,190
Ratio to average net assets of:
Expenses, net of waivers	0.82	%†	0.74	%†
Expenses, prior to waivers	1.68	%†	1.55	%†
Net investment income, net of waivers	0.20	%†	0.91	%†
Portfolio turnover rate ††	42%		7%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Dynamic Small Cap Portfolio

	Six Months Ended October 31, 2007 (Unaudited)	For the Period December 01, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$26.68	$25.17
Net investment income**	0.33	—	(a)
Net realized and unrealized gain (loss) on investments	(0.74)	1.51
Total from operations	(0.41)	1.51
Undistributed net investment loss included in price of units issued and redeemed**	—	—	(a)
Distributions to shareholders from:
Net investment income	(0.14)	—	(a)
Net asset value at end of period	$26.13	$26.68
TOTAL RETURN***	(1.55)%	6.01%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$7,838	$8,005
Ratio to average net assets of:
Expenses, net of waivers	0.94%†	0.74	%†
Expenses, prior to waivers	2.61%†	1.55	%†
Net investment income, net of waivers	2.45%†	0.04	%†
Portfolio turnover rate ††	53%	52%

PowerShares Dynamic Aggressive Growth Portfolio

	Six Months Ended October 31, 2007 (Unaudited)	For the Period December 20, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$26.38	$24.86
Net investment loss**	(0.09)	(0.05)
Net realized and unrealized gain on investments	3.84	1.56
Total from operations	3.75	1.51
Undistributed net investment income included in price of units issued and redeemed**	(0.09)	0.01
Net asset value at end of period	$30.04	$26.38
TOTAL RETURN***	13.88%	6.11%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$15,022	$10,552
Ratio to average net assets of:
Expenses, net of waivers	1.03%†	0.75	%†
Expenses, prior to waivers	2.66%†	1.76	%†
Net investment loss, net of waivers	(0.72)%†	(0.50	)%†
Portfolio turnover rate ††	27%	11%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Dynamic Deep Value Portfolio

	Six Months Ended October 31, 2007 (Unaudited)	For the Period December 20, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$26.31	$24.99
Net investment income**	0.15	0.22
Net realized and unrealized gain (loss) on investments	(0.37)	1.17
Total from operations	(0.22)	1.39
Undistributed net investment income included in price of units issued and redeemed**	—	—	(a)
Distributions to shareholders from:
Net investment income	(0.29)	(0.07)
Net asset value at end of period	$25.80	$26.31
TOTAL RETURN***	(0.85)%	5.59%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$15,482	$15,786
Ratio to average net assets of:
Expenses, net of waivers	0.86%†	0.74	%†
Expenses, prior to waivers	1.67%†	1.55	%†
Net investment income, net of waivers	1.19%†	2.40	%†
Portfolio turnover rate ††	50%	7%

PowerShares Zacks Micro Cap Portfolio

	Six Months Ended October 31, 2007 (Unaudited)		Year Ended April 30, 2007	For the Period August 18, 2005* Through April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$18.32		$17.47	$14.79
Net investment income**	0.09		0.06	—	(a)
Net realized and unrealized gain (loss) on investments	(1.10)		0.80	2.69
Total from operations	(1.01)		0.86	2.69
Undistributed net investment income included in price of units issued and redeemed**	(0.01)		0.01	—
Distributions to shareholders from:
Net investment income	(0.05)		(0.02)	(0.01)
Tax return of capital	—		—	—	(a)
Total distributions	(0.05)		(0.02)	(0.01)
Net asset value at end of period	$17.25		$18.32	$17.47
TOTAL RETURN***	(5.57)%		4.99%	18.20%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$155,226		$192,310	$158,976
Ratio to average net assets of:
Expenses, net of waivers and reimbursements	0.70	%†	0.71%	0.72	%†
Expenses, prior to waivers and reimbursements	0.71	%†(b)	0.78%	0.82	%†
Net investment income, net of waivers and reimbursements	1.01	%†	0.36%	0.01	%†
Portfolio turnover rate ††	30%		72%	78%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  Amount represents less than $0.005.

(b)  These expenses, prior to waivers, exclude amounts reimbursed to the Advisor under the Expense Agreement of less than 0.01% and for the six months ended October 31, 2007.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Zacks Small Cap Portfolio

	Six Months Ended October 31, 2007 (Unaudited)		Year Ended April 30, 2007		For the Period February 16, 2006* Through April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$27.51		$26.76		$25.41
Net investment income**	0.15		0.05		0.02
Net realized and unrealized gain on investments	1.03		0.76		1.33
Total from operations	1.18		0.81		1.35
Undistributed net investment income included in price of units issued and redeemed**	(0.01)		—	(a)	—
Distributions to shareholders from:
Net investment income	—		(0.06)		—
Tax return of capital	—		—	(a)	—
Total distributions	—		(0.06)		—
Net asset value at end of period	$28.68		$27.51		$26.76
TOTAL RETURN***	4.25%		3.03%		5.31%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$65,968		$71,530		$58,866
Ratio to average net assets of:
Expenses, net of waivers and reimbursements	0.70	%†	0.71%		0.75	%†
Expenses, prior to waivers and reimbursements	0.84	%†(b)	0.89	%(b)	1.17	%†
Net investment income, net of waivers and reimbursements	1.04	%†	0.19%		0.30	%†
Portfolio turnover rate ††	33%		87%		1%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  Amount represents less than $0.005.

(b)  These expenses, prior to waivers, exclude amounts reimbursed to the Advisor under the Expense Agreement of less than 0.01% and for the six months ended October 31, 2007 and for the year end April 30, 2007.

See Notes to Financial Statements.

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

October 31, 2007 (Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), is an exchange-traded, management investment company that was organized as a Massachusetts business trust on June 9, 2000. The Trust currently consists of seventy portfolios. This report includes the following portfolios:

PowerShares Dynamic Large Cap Growth Portfolio	"Dynamic Large Cap Growth Portfolio"

PowerShares Dynamic Large Cap Value Portfolio	"Dynamic Large Cap Value Portfolio"

PowerShares Dynamic Mid Cap Growth Portfolio	"Dynamic Mid Cap Growth Portfolio"

PowerShares Dynamic Mid Cap Value Portfolio	"Dynamic Mid Cap Value Portfolio"

PowerShares Dynamic Small Cap Growth Portfolio	"Dynamic Small Cap Growth Portfolio"

PowerShares Dynamic Small Cap Value Portfolio	"Dynamic Small Cap Value Portfolio"

PowerShares Dynamic Large Cap Portfolio	"Dynamic Large Cap Portfolio"

PowerShares Dynamic Mid Cap Portfolio	"Dynamic Mid Cap Portfolio"

PowerShares Dynamic Small Cap Portfolio	"Dynamic Small Cap Portfolio"

PowerShares Dynamic Aggressive Growth Portfolio	"Dynamic Aggressive Growth Portfolio"

PowerShares Dynamic Deep Value Portfolio	"Dynamic Deep Value Portfolio"

PowerShares Zacks Micro Cap Portfolio	"Zacks Micro Cap Portfolio"

PowerShares Zacks Small Cap Portfolio	"Zacks Small Cap Portfolio"

Each portfolio represents a separate series of the Trust (the "Fund" or "Funds"). Each Fund's shares are listed and traded on the American Stock Exchange. The Funds' market prices may differ to some degree from the net asset value of the shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in a large specified number of shares, each called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following equity indices:

Fund	Index
Dynamic Large Cap Growth Portfolio	Dynamic Large Cap Growth IntellidexSM Index

Dynamic Large Cap Value Portfolio	Dynamic Large Cap Value IntellidexSM Index

Dynamic Mid Cap Growth Portfolio	Dynamic Mid Cap Growth IntellidexSM Index

Dynamic Mid Cap Value Portfolio	Dynamic Mid Cap Value IntellidexSM Index

Dynamic Small Cap Growth Portfolio	Dynamic Small Cap Growth IntellidexSM Index

Dynamic Small Cap Value Portfolio	Dynamic Small Cap Value IntellidexSM Index

Dynamic Large Cap Portfolio	Dynamic Large Cap IntellidexSM Index

Dynamic Mid Cap Portfolio	Dynamic Mid Cap IntellidexSM Index

Dynamic Small Cap Portfolio	Dynamic Small Cap IntellidexSM Index

Dynamic Aggressive Growth Portfolio	Dynamic Aggressive Growth IntellidexSM Index

Dynamic Deep Value Portfolio	Dynamic Deep Value IntellidexSM Index

Zacks Micro Cap Portfolio	Zacks Micro Cap Index

Zacks Small Cap Portfolio	Zacks Small Cap Index

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2007 (Unaudited)

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The financial statements have been prepared in compliance with all applicable accounting rules and practices, including FIN 48.

A. Security Valuation

Securities are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or in the case of NASDAQ, at the NASDAQ official closing price. Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trust's Pricing Committee in accordance with procedures adopted by the Board of Trustees. Investments in money market mutual funds are stated at net asset value.

B. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and net taxable capital gains to its shareholders. Therefore, no provision for Federal income taxes is required.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, losses deferred due to post-October losses and excise tax regulations.

C. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Corporate actions (including cash dividends) are recorded net of nonreclaimable foreign tax withholdings on the ex-dividend date.

D. Expenses

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

E. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income to its shareholders quarterly and distributes net realized taxable capital gains, if any, annually. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in each Fund's financial statements as a return of capital.

F. Equalization

All Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholder's per share equity in undistributed net investment income from being affected by

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2007 (Unaudited)

the continuous sales and redemptions of capital shares. Equalization is calculated on a per share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income included in the price of capital shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

Note 3. Advisory and Administration Agreements

PowerShares Capital Management LLC (the "Adviser") has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. The fees paid by each Fund to the Adviser are accrued daily and are payable at 0.50% per annum on each Fund's average daily net assets.

Each Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses. Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Funds (excluding interest expense, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) from exceeding 0.60% of average daily net assets per year (the "Expense Cap"), at least until April 30, 2008. Offering costs excluded from the Expense Cap are: (a) legal fees pertaining to the Funds' shares offered for sale; (b) Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange.

For the six months ended October 31, 2007, the Adviser waived and assumed the following fees and expenses:

	Fees Waived	Expenses Assumed
Dynamic Mid Cap Value Portfolio	$28,357	$—
Dynamic Small Cap Growth Portfolio	46,432	—
Dynamic Small Cap Value Portfolio	26,962	—
Dynamic Large Cap Portfolio	29,662	34,419
Dynamic Mid Cap Portfolio	36,301	26,562
Dynamic Small Cap Portfolio	19,981	46,709
Dynamic Aggressive Growth Portfolio	20,158	45,669
Dynamic Deep Value Portfolio	38,841	23,941
Zacks Micro Cap Portfolio	13,418	—
Zacks Small Cap Portfolio	48,209	—

The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") in which expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap as specified above.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2007 (Unaudited)

During the six months ended October 31, 2007, the Fund that reimbursed expenses to the Adviser under the Expense Agreement were as follows:

	Gross Waivers	Gross Reimbusements	Net (Waivers)/ Reimbursements
Dynamic Large Cap Growth Portfolio	$(70)	$66,880	$66,810
Dynamic Large Cap Value Portfolio	(1,614)	21,875	20,261
Dynamic Mid Cap Growth Portfolio	(13,593)	36,737	23,144
Dynamic Mid Cap Value Portfolio	(29,828)	1,471	(28,357)
Dynamic Small Cap Growth Portfolio	(47,888)	1,456	(46,432)
Dynamic Small Cap Value Portfolio	(28,440)	1,478	(26,962)
Zacks Micro Cap Portfolio	(20,972)	7,554	(13,418)
Zacks Small Cap Portfolio	(49,614)	1,405	(48,209)

The net amount of waivers or reimbursements are also shown on the Statements of Operations.

The amounts subject to reimbursement to the Adviser at October 31, 2007 are as follows:

	Reimbursements available during the fiscal years ending:
	04/30/08	04/30/09	04/30/10
Dynamic Large Cap Growth Portfolio	$(156,975)	$(156,975)	$(94,033)
Dynamic Large Cap Value Portfolio	(218,738)	(218,738)	(152,195)
Dynamic Mid Cap Growth Portfolio	(231,591)	(231,591)	(133,322)
Dynamic Mid Cap Value Portfolio	(308,297)	(284,446)	(162,364)
Dynamic Small Cap Growth Portfolio	(329,489)	(305,402)	(190,293)
Dynamic Small Cap Value Portfolio	(311,703)	(287,630)	(162,695)
Dynamic Large Cap Portfolio	(108,187)	(108,187)	(108,187)
Dynamic Mid Cap Portfolio	(107,453)	(107,453)	(107,453)
Dynamic Small Cap Portfolio	(113,246)	(113,246)	(113,246)
Dynamic Aggressive Growth Portfolio	(110,998)	(110,998)	(110,998)
Dynamic Deep Value Portfolio	(107,255)	(107,255)	(107,255)
Dynamic Zacks Micro Cap Portfolio	(212,225)	(212,225)	(141,747)
Dynamic Zacks Small Cap Portfolio	(196,500)	(196,500)	(164,348)

Distribution Agreement

Effective September 18, 2006 (or since inception, if later), A I M Distributors, Inc. (the "Distributor") serves as the distributor of Creation Units of each Fund pursuant to a Distribution Agreement between the Distributor and the Trust. The Distributor does not maintain a secondary market in shares. Prior to September 18, 2006, ALPS Distributors, Inc. served as the distributor.

The Board of Trustees of the Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, each Fund is authorized to pay an amount up to a maximum annual rate of 0.25% of the average daily net assets for certain distribution-related activities. No 12b-1 fees are currently charged to the Funds, and there are no plans to impose these fees.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2007 (Unaudited)

Licensing Fee Agreements

The Adviser has entered into licensing agreements for each Fund with the following "Licensors":

Fund	Licensor
Dynamic Large Cap Growth Portfolio	American Stock Exchange

Dynamic Large Cap Value Portfolio	American Stock Exchange

Dynamic Mid Cap Growth Portfolio	American Stock Exchange

Dynamic Mid Cap Value Portfolio	American Stock Exchange

Dynamic Small Cap Growth Portfolio	American Stock Exchange

Dynamic Small Cap Value Portfolio	American Stock Exchange

Dynamic Large Cap Portfolio	American Stock Exchange

Dynamic Mid Cap Portfolio	American Stock Exchange

Dynamic Small Cap Portfolio	American Stock Exchange

Dynamic Aggressive Growth Portfolio	American Stock Exchange

Dynamic Deep Value Portfolio	American Stock Exchange

Zacks Micro Cap Portfolio	Zacks Investment Research, Inc.

Zacks Small Cap Value Portfolio	Zacks Investment Research, Inc.

The above trademarks are owned by the respective Licensors. These trademarks have been licensed to the Adviser for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in any of these Funds. The Funds are required to pay the sub-licensing fees, which are shown on the Statements of Operations.

The Bank of New York serves as the administrator, custodian and fund accounting and transfer agent for each Fund. Effective July 2, 2007, The Bank of New York became a wholly-owned subsidiary of The Bank of New York Mellon Corporation.

The custodian has agreed to provide an overdraft protection to the Funds according to the terms of the service agreement.

Note 4. INVESCO Transaction and Transactions with Affiliates

On September 18, 2006, INVESCO PLC (formerly AMVECAP PLC) and A I M Management Group, Inc., an indirect wholly-owned subsidiary of INVESCO PLC, announced that they had completed their acquisition of the Adviser (the "Acquisition"). The Board of Trustees, including a majority of the independent Trustees, and shareholders of each Fund had previously approved a new advisory agreement with the Adviser that became effective on September 18, 2006.

The Funds are permitted to invest daily available cash balances in affiliated money market funds. The Funds may invest in the Liquid Assets Portfolio ("LAP") of the Short-Term Investments. LAP is advised by A I M Advisors, Inc., an affiliate of the Adviser.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2007 (Unaudited)

Note 5. Federal Income Tax

At October 31, 2007, the cost of investments for Federal income tax purposes and accumulated net unrealized appreciation/depreciation on investments were as follows:

	Cost	Unrealized Appreciation/ Depreciation	Gross Unrealized Appreciation	Gross Unrealized Depreciation
Dynamic Large Cap Growth Portfolio	$577,121,420	$50,985,685	$59,761,303	$(8,775,618)
Dynamic Large Cap Value Portfolio	248,326,618	18,877,393	25,272,758	(6,395,365)
Dynamic Mid Cap Growth Portfolio	321,594,812	32,954,239	41,828,603	(8,874,364)
Dynamic Mid Cap Value Portfolio	104,376,666	2,444,465	6,045,477	(3,601,012)
Dynamic Small Cap Growth Portfolio	64,147,578	3,831,307	6,541,964	(2,710,657)
Dynamic Small Cap Value Portfolio	118,480,420	(3,595,610)	6,308,978	(9,904,588)
Dynamic Large Cap Portfolio	13,047,643	1,200,160	1,392,054	(191,894)
Dynamic Mid Cap Portfolio	16,120,408	940,850	1,358,534	(417,684)
Dynamic Small Cap Portfolio	7,856,043	(23,266)	526,616	(549,882)
Dynamic Aggressive Growth Portfolio	13,414,343	1,622,981	2,053,135	(430,154)
Dynamic Deep Value Portfolio	14,974,920	495,606	985,845	(490,239)
Zacks Micro Cap Portfolio	155,964,809	(1,286,340)	13,030,353	(14,316,693)
Zacks Small Cap Value Portfolio	62,581,401	3,468,966	8,358,223	(4,889,257)

At April 30, 2007, the components of accumulated earnings/loss on a tax-basis were as follows:

	Accumulated Earnings	Net Accumulated Capital and other Gains/Losses	Unrealized Appreciation/ Depreciation	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Accumulated Earnings/Loss
Dynamic Large Cap Growth Portfolio	$—	$(11,107,930)	$20,398,165	$22,504,269	$(2,106,104)	$9,290,235
Dynamic Large Cap Value Portfolio	1,248,210	(1,449,557)	21,451,096	23,494,556	(2,043,460)	21,249,749
Dynamic Mid Cap Growth Portfolio	—	(8,478,077)	18,065,322	19,088,650	(1,023,328)	9,587,245
Dynamic Mid Cap Value Portfolio	298,057	(2,622,571)	10,008,064	10,711,193	(703,129)	7,683,550
Dynamic Small Cap Growth Portfolio	—	(13,917,821)	4,646,608	6,951,511	(2,304,903)	(9,271,213)
Dynamic Small Cap Value Portfolio	25,537	(4,632,871)	4,870,856	7,910,846	(3,039,990)	263,522
Dynamic Large Cap Portfolio	18,586	—	636,237	686,709	(50,472)	654,823
Dynamic Mid Cap Portfolio	16,473	—	767,272	855,164	(87,892)	783,745
Dynamic Small Cap Portfolio	193	—	279,291	557,738	(278,447)	279,484
Dynamic Aggressive Growth Portfolio	—	—	631,776	927,079	(295,303)	631,776
Dynamic Deep Value Portfolio	88,918	—	514,814	832,768	(317,954)	603,732
Zacks Micro Cap Portfolio	303,896	(17,123,772)	13,167,092	20,122,429	(6,955,337)	(3,652,784)
Zacks Small Cap Portfolio	—	(3,417,527)	2,125,762	6,684,009	(4,558,247)	(1,291,765)

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2007 (Unaudited)

At April 30, 2007, the cost of investments for Federal income tax purposes was as follows:

Dynamic Large Cap Growth Portfolio	$257,467,176
Dynamic Large Cap Value Portfolio	270,537,192
Dynamic Mid Cap Growth Portfolio	171,485,081
Dynamic Mid Cap Value Portfolio	98,842,042
Dynamic Small Cap Growth Portfolio	56,737,512
Dynamic Small Cap Value Portfolio	112,814,508
Dynamic Large Cap Portfolio	10,255,654
Dynamic Mid Cap Portfolio	10,507,837
Dynamic Small Cap Portfolio	7,782,204
Dynamic Aggressive Growth Portfolio	9,975,444
Dynamic Deep Value Portfolio	15,464,287
Zacks Micro Cap Portfolio	178,949,873
Zacks Small Cap Portfolio	69,167,451

Distributions to Shareholders:

The tax character of distributions paid during the period ended April 30, 2007 was as follows:

Distributions paid from Ordinary Income
Dynamic Large Cap Growth Portfolio	$240,165
Dynamic Large Cap Value Portfolio	3,984,387
Dynamic Mid Cap Growth Portfolio	711,633
Dynamic Mid Cap Value Portfolio	891,950
Dynamic Small Cap Value Portfolio	591,897
Dynamic Large Cap Portfolio	45,948
Dynamic Mid Cap Portfolio	34,110
Dynamic Small Cap Portfolio	1,164
Dynamic Deep Value Portfolio	43,560
Zacks Micro Cap Portfolio	206,496
Zacks Small Cap Portfolio	126,531
Distributions paid from Return of Capital
Dynamic Large Cap Growth Portfolio	$3,527
Dynamic Mid Cap Growth Portfolio	9,929
Zacks Small Cap Portfolio	10,819

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2007 (Unaudited)

The tax character of distributions paid during the year ended April 30, 2006 was as follows:

Distributions paid from Ordinary Income
Dynamic Large Cap Growth Portfolio	$12,532
Dynamic Large Cap Value Portfolio	613,947
Dynamic Mid Cap Value Portfolio	398,693
Dynamic Small Cap Value Portfolio	190,946
Zacks Micro Cap Portfolio	50,928
Distributions paid from Return of Capital
Zacks Micro Cap Portfolio	$17,888

At April 30, 2007, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by the regulations, to offset future capital gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Capital Loss Available Through		Total
	2014	2015	Amount
Dynamic Large Cap Growth Portfolio	$191,864	$10,916,066	$11,107,930
Dynamic Large Cap Value Portfolio	70,814	1,378,743	1,449,557
Dynamic Mid Cap Growth Portfolio	422,220	8,055,857	8,478,077
Dynamic Mid Cap Value Portfolio	237,806	2,384,765	2,622,571
Dynamic Small Cap Growth Portfolio	823,782	13,094,039	13,917,821
Dynamic Small Cap Value Portfolio	703,862	3,929,009	4,632,871
Zacks Micro Cap Portfolio	1,951,245	15,172,527	17,123,772
Zacks Small Cap Portfolio	—	3,417,527	3,417,527

Capital losses incurred after October 31 ("post-October losses") within the taxable year deemed to arise on the first business day of each Fund's next taxable year.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2007 (Unaudited)

During the period ended April 30, 2007, the Funds incurred and will elect to defer net capital losses as follows:

Post-October Losses
Dynamic Large Cap Growth Portfolio	$2,593,361
Dynamic Large Cap Value Portfolio	194,556
Dynamic Mid Cap Growth Portfolio	2,556,964
Dynamic Mid Cap Value Portfolio	1,084,767
Dynamic Small Cap Growth Portfolio	2,563,324
Dynamic Small Cap Value Portfolio	2,570,711
Dynamic Large Cap Portfolio	17,445
Dynamic Mid Cap Portfolio	77,148
Dynamic Small Cap Portfolio	411,583
Dynamic Aggressive Growth Portfolio	201,896
Dynamic Deep Value Portfolio	52,826
Zacks Micro Cap Portfolio	4,734,734
Zacks Small Cap Portfolio	3,147,966

At April 30, 2007, the following reclassifications were made to the capital accounts of the Funds, to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations, which are primarily due to the differences between book and tax treatment of investments in real estate investment trusts, investments in partnerships, wash sales from redemption in-kind transactions, redemption in-kind transactions, return of capital and net investment losses. Net investment income, net realized gains and net assets were not affected by these changes.

	Undistributed Net Investment Income (Loss)	Undistributed Capital Gains/ (Accumulated Losses)	Paid in Capital
Dynamic Large Cap Growth Portfolio	$(29,370)	$(10,863,504)	$10,892,874
Dynamic Large Cap Value Portfolio	(333,980)	(26,125,923)	26,459,903
Dynamic Mid Cap Growth Portfolio	65,257	(12,750,214)	12,684,957
Dynamic Mid Cap Value Portfolio	(54,435)	(7,700,152)	7,754,587
Dynamic Small Cap Growth Portfolio	302,881	(10,460,800)	10,157,919
Dynamic Small Cap Value Portfolio	(51,487)	(12,187,046)	12,238,533
Dynamic Large Cap Portfolio	6,713	(282,942)	276,229
Dynamic Mid Cap Portfolio	1,941	(671,650)	669,709
Dynamic Small Cap Portfolio	877	(774,182)	773,305
Dynamic Aggressive Growth Portfolio	18,784	(407,050)	388,266
Dynamic Deep Value Portfolio	(842)	(286,927)	287,769
Zacks Micro Cap Portfolio	(166,434)	(23,630,645)	23,797,079
Zacks Small Cap Portfolio	(17,275)	(8,314,613)	8,331,888

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2007 (Unaudited)

Note 6. Investment Transactions

For the six months ended October 31, 2007, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Dynamic Large Cap Growth Portfolio	$88,826,763	$87,880,020
Dynamic Large Cap Value Portfolio	34,624,224	35,052,191
Dynamic Mid Cap Growth Portfolio	73,526,505	75,802,237
Dynamic Mid Cap Value Portfolio	27,589,075	27,265,932
Dynamic Small Cap Growth Portfolio	26,564,215	28,840,746
Dynamic Small Cap Value Portfolio	56,694,629	52,373,172
Dynamic Large Cap Portfolio	1,093,854	1,170,002
Dynamic Mid Cap Portfolio	6,129,689	6,224,435
Dynamic Small Cap Portfolio	4,628,665	4,217,315
Dynamic Aggressive Growth Portfolio	2,438,500	2,583,355
Dynamic Deep Value Portfolio	7,674,391	7,873,850
Zacks Micro Cap Portfolio	52,742,910	55,440,679
Zacks Small Cap Value Portfolio	21,865,960	22,139,131

For the six months ended October 31, 2007, in-kind transactions were as follows:

	Purchases	Sales
Dynamic Large Cap Growth Portfolio	$516,078,882	$202,884,171
Dynamic Large Cap Value Portfolio	80,387,078	111,269,771
Dynamic Mid Cap Growth Portfolio	321,160,162	196,458,501
Dynamic Mid Cap Value Portfolio	83,958,684	82,461,527
Dynamic Small Cap Growth Portfolio	65,684,940	57,984,638
Dynamic Small Cap Value Portfolio	79,850,449	80,450,311
Dynamic Large Cap Portfolio	8,645,108	6,007,183
Dynamic Mid Cap Portfolio	12,877,293	7,386,090
Dynamic Small Cap Portfolio	4,441,293	4,878,010
Dynamic Aggressive Growth Portfolio	11,901,186	8,930,481
Dynamic Deep Value Portfolio	7,668,047	7,689,628
Zacks Micro Cap Portfolio	77,673,100	100,457,833
Zacks Small Cap Value Portfolio	46,153,988	53,569,852

There were no purchases or sales of U.S. government or government agency obligations for the six months ended October 31, 2007. Gains on in-kind transactions are not considered taxable gains for Federal income tax purposes.

Note 7. Trustees' Fees

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. The interested Trustee does not receive any Trustees' fees.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2007 (Unaudited)

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, a trustee who is not an "interested person" (as defined in the 1940 Act) and has elected to participate in the Plan (a "participating trustee") may defer receipt of all or a portion of his compensation ("Deferred Fees") from the Trust. The Deferral Fees payable to the participating trustee is credited to the trustee's Deferral Fee Account as of the first business dates of each calendar quarter such Fees would have been paid to the participating trustee. The value of the account increases with contributions to the account or with increases in the value of the shares owned, and the value of the account decreases with withdrawals from the account or with declines in the value of the shares owned.

Note 8. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 100,000. Only authorized participants are permitted to create or redeem from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of each Fund of the Trust on the transaction date.

Note 9. Risk of Concentration

The Funds concentrate their investments in certain industries, subjecting them to greater risk than funds that invest in a wider range of industries.

Note 10. Indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

Note 11. New Accounting Pronouncement

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurement" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurement. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is currently assessing the impact of FAS 157, if any, on the Funds' financial statements and intends for the Funds to adopt FAS 157 provisions during the fiscal year ending April 30, 2009.

Supplemental Information (Unaudited)

Trustees and Officers

The Trustees who are not affiliated with the Adviser or affiliates of the Adviser and executive officers of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by each Trustee and the other directorships, if any, held by the Trustee, are shown below.

Name, Address and Age of Independent Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Trustees	Other Directorships Held by Trustees
Ronn R. Bagge (49) YQA Capital Management LLC 1755 S. Naperville Rd., Suite 100 Wheaton, IL 60187	Trustee	Since 2003	YQA Capital Management LLC (July 1998-Present); formerly Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider)	89	None

Marc M. Kole (47) c/o PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2006	Assistant Vice President, Controller, Priority Health (September 2005-present); formerly, Interim CFO, Priority Health (July 2006- February 2007); Senior Vice President of Finance, United Healthcare (health insurance) (July 2004-July 2005); Senior Vice President of Finance, Oxford Health Plans (June 2000-July 2004) Assistant Vice President and Controller, Priority Health (September 2005-present)	89	None

  *  This is the date the Trustee began serving the Trust.

  **  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. The Fund Complex consists of the Trust's 70 Portfolios and one other exchange-traded fund trust with 19 Portfolios advised by the Adviser.

Supplemental Information (Unaudited) (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Trustees	Other Directorships Held by Trustees
D. Mark McMillan (44) c/o PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Member, Bell, Boyd & Lloyd LLC (1989-Present)	89	None

Philip M. Nussbaum (46) c/o PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Chairman, Performance Trust Capital Partners (formerly Betzold, Berg, Nussbaum & Heitman, Inc.); formerly Managing Director, Communication Institute (May 2002 August 2003); Executive Vice President of Finance, Betzold, Berg, Nussbaum & Heitman, Inc. (March 1994-1999)	89	None

  *  This is the date the Trustee began serving the Trust.

  **  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. The Fund Complex consists of the Trust's 70 Portfolios and one other exchange-traded fund trust with 19 Portfolios advised by the Adviser.

Supplemental Information (Unaudited) (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustee	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships Held by Trustee
Donald H. Wilson (47) c/o PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2006	President and Chief Operating Officer, AMCORE Financial, Inc. (bank holding company) (August 2007- Present), Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (February 2006- August 2007); formerly, Senior Vice President and Treasurer, Marshall & Ilsley Corp. (bank holding company) (May 1995- February 2006)	89	None

  *  This is the date the Trustee began serving the Trust.

  **  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. The Fund Complex consists of the Trust's 70 Portfolios and one other exchange-traded fund trust with 19 Portfolios advised by the Adviser.

Supplemental Information (Unaudited) (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Management Trustee	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex*** Overseen by Trustee	Other Directorships Held by Trustee
H. Bruce Bond (44)** PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chairman of the Board, Trustee and Chief Executive Officer	Since 2003	Managing Director, PowerShares Capital Management LLC (August 2002- Present); Manager, Nuveen Investments (April 1998- August 2002)	89	None

  *  This is the date the Management Trustee began serving the Trust.

  **  Interested person as defined in Section 2(a)(19) of the 1940 Act.

  ***  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. The Fund Complex consists of the Trust's 70 Portfolios and one other exchange-traded fund trust with 19 Portfolios advised by the Adviser.

Supplemental Information (Unaudited) (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Officers	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Bruce T. Duncan (53) PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chief Financial Officer and Treasurer	Since 2006	Senior Vice President of Finance, PowerShares Capital Management LLC (September 2005-Present); Private Practice Attorney (2000-2005); Vice President of Investor Relations, The ServiceMaster Company (1994-2000); Vice President of Taxes, The ServiceMaster Company (1990-2000)

Kevin R. Gustafson (42) PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chief Compliance Officer	Since 2004	General Counsel and Chief Compliance Officer, PowerShares Capital Management LLC (September 2004-Present); Attorney, Nyberg & Gustafson (2001-2004); Attorney, Burke, Warren, McKay & Serritella, P.C. (1997-2000)

Keith Ovitt (45) PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Secretary	Since 2003	Managing Director, PowerShares Capital Management LLC (April 2003-Present); President, Ovitech (2002-2003); Vice President of Information Systems for DFG Foods, LLC (Division of FoodBrands America/Tyson Foods) (1999-2002); Systems Manager, Nabisco Biscuit Company (1997-1999)

  *  This is the period for which the Officers began serving the Trust. Each Officer serves an indefinite term, until his successor is elected.

PowerShares Leading the Intelligent ETF Revolution

PowerShares continues to offer new solutions to the complex needs demanded by advisors and investors today. PowerShares is "Leading the Intelligent ETF Revolution" providing investment advisors and investors with institutional-caliber asset management by seeking to replicate enhanced indexes in one of the more benefit-rich investment vehicles available in the marketplace today, the exchange-traded fund (ETF). Each PowerShares fund can be classified into one of three different categories based on the objective and characteristics of its underlying index: Intelligent Index, Intelligent Exposure and Intelligent Access.

  For most recent portfolio performance, please visit our website at www.powershares.com

This page contains advertising materials and should not be viewed as part of the Semi-Annual Report.

Intelligent Index

PowerShares believes that having insight into a stock's investment merit can have a positive impact on performance. Therefore, most PowerShares ETFs are based on Intelligent Indexes, which seek to provide alpha1 by identifying stocks with the greatest investment merit. These indexes use proprietary methodologies to identify financially strong, effectively managed and attractively priced companies with strong capital appreciation potential. Because their objective is to maximize performance, Intelligent Indexes may look different from the market.

Exchange-Traded Funds

Intelligent Index

PWC  -  Dynamic Market

PWO  -  Dynamic OTC

PIQ  -  Dynamic MagniQuant

PJF  -  Dynamic Large Cap

PJG  -  Dynamic Mid Cap

PJM  -  Dynamic Small Cap

PWB  -  Dynamic Large Cap Growth

PWV  -  Dynamic Large Cap Value

PWJ  -  Dynamic Mid Cap Growth

PWP  -  Dynamic Mid Cap Value

PWT  -  Dynamic Small Cap Growth

PWY  -  Dynamic Small Cap Value

PGZ  -  Dynamic Aggressive Growth

PVM  -  Dynamic Deep Value

PYZ  -  Dynamic Basic Materials Sector

PEZ  -  Dynamic Consumer Discretionary Sector

PSL  -  Dynamic Consumer Staples Sector

PXI  -  Dynamic Energy Sector

PFI  -  Dynamic Financials Sector

PTH  -  Dynamic Healthcare Sector

PRN  -  Dynamic Industrials Sector

PTF  -  Dynamic Technology Sector

PTE  -  Dynamic Telecommunications & Wireless

PUI  -  Dynamic Utilities

PJB  -  Dynamic Banking

PBE  -  Dynamic Biotechnology & Genome

PKB  -  Dynamic Building & Construction

PXE  -  Dynamic Energy Exploration & Production

PBJ  -  Dynamic Food & Beverage

PHW  -  Dynamic Hardware & Consumer Electronics

PTJ  -  Dynamic Healthcare Services

PIC  -  Dynamic Insurance

PEJ  -  Dynamic Leisure and Entertainment

PBS  -  Dynamic Media

PXQ  -  Dynamic Networking

PXJ  -  Dynamic Oil & Gas Services

PJP  -  Dynamic Pharmaceuticals

PMR  -  Dynamic Retail

PSI  -  Dynamic Semiconductors

PSJ  -  Dynamic Software

1 Alpha is a measure of risk adjusted performance relative to a benchmark or the market.

This page contains advertising materials and should not be viewed as part of the Semi-Annual Report.

Intelligent Exposure

For investors looking for more market-like exposure, PowerShares offers a lineup of ETFs that seek to track indexes with an Intelligent Exposure objective. These indexes seek to provide accurate exposure to the economy, yet are constructed using more sophisticated techniques than traditional benchmark indexes, which typically use a weighting structure based on market capitalization. Under this traditional structure, market speculation can lead to significant mispricing of stocks and, therefore, suboptimal weights in the index. But indexes seeking Intelligent Exposure use a weighting structure based on company fundamentals: sales, cash flow, book value and dividends. PowerShares believes these factors paint a truer picture of a company's size and lead to more optimal index weightings.

Exchange-Traded Funds

Intelligent Exposure

PRF  -  FTSE RAFI US 1000

PRFZ  -  FTSE RAFI US 1500 Small-Mid

PRFM  -  FTSE RAFI Basic Materials Sector

PRFG  -  FTSE RAFI Consumer Goods Sector

PRFS  -  FTSE RAFI Consumer Services Sector

PRFE  -  FTSE RAFI Energy Sector

PRFF  -  FTSE RAFI Financials Sector

PRFH  -  FTSE RAFI Health Care Sector

PRFN  -  FTSE RAFI Industrials Sector

PRFQ  -  FTSE RAFI Telecom & Technology Sector

PRFU  -  FTSE RAFI Utilities Sector

Intelligent Access

Without targeted investment products, unique market segments such as currency or nanotech may be difficult for investors to access. These segments are the focus of indexes that promote Intelligent Access. PowerShares has a diverse lineup of ETFs based on indexes that offer exposure to specific, unique or previously uncovered market areas.

Exchange-Traded Funds

Intelligent Access

PPA  -  Aerospace & Defense

ADRA  -  BLDRS Asia 50 ADR Index Fund

ADRD  -  BLDRS Developed Markets 100 ADR Index Fund

ADRE  -  BLDRS Emerging Markets 50 ADR Index Fund

ADRU  -  BLDRS Europe 100 ADR Index Fund

PKW  -  Buyback Achievers

PZD  -  Cleantech

PFM  -  Dividend Achievers

PDP  -  DWA Technical Lenders

PGF  -  Financial Preferred

PGJ  -  Golden Dragon Halter USX China

PHJ  -  High Growth Rate Dividend Achievers

PEY  -  High Yield Equity Dividend Achievers

PID  -  International Dividend Achievers

PSP  -  Listed Private Equity

PXN  -  Lux Nanotech

QQQQ  -  PowerShares QQQ

PYH  -  Value Line Industry Rotation

PIV  -  Value Line Timeliness Select

PHO  -  Water Resources

PBW  -  WilderHill Clean Energy

PUW  -  WilderHill Progressive Energy

PZI  -  Zacks Micro Cap

PZJ  -  Zacks Small Cap

This page contains advertising materials and should not be viewed as part of the Semi-Annual Report.

PowerShares Asset Class Guide

Domestic Equity

Broad

PWC  Dynamic Market

PWO  Dynamic OTC

PIV  Value Line Timeliness Select

PRF  FTSE RAFI US 1000

PRFZ  FTSE RAFI US 1500

PIQ  Dynamic MagniQuant

QQQQ  PowerShares QQQ

PKW  Buyback Achievers

PDP  DWA Technical Leaders

PVM  Dynamic Deep Value

PGZ  Dynamic Aggressive Growth

Style

PJF  Dynamic Large Cap

PWB  Dynamic Large Cap Growth

PWV  Dynamic Large Cap Value

PJG  Dynamic Mid Cap

PWJ  Dynamic Mid Cap Growth

PWP  Dynamic Mid Cap Value

PJM  Dynamic Small Cap

PWT  Dynamic Small Cap Growth

PWY  Dynamic Small Cap Value

PZJ  Zacks Small Cap

PZI  Zacks Micro Cap

International/Region

Region

PPGJ  Golden Dragon Halter USX China

ADRA  BLDRS Asia 50 ADR Index Fund

ADRD  BLDRS Developed Markets 100 ADR Index Fund

ADRE  BLDRS Emerging Markets 50 ADR Index Fund

ADRU  BLDRS Europe 100 ADR Index Fund

Income

PID  International Dividend Achievers

Income/Dividend

PEY  High Yield Equity Dividend Achievers

PHJ  High Growth Rate Dividend Achievers

PFM  Dividend Achievers

PGF  Financial Preferred

Sector and Industry

Sector

PUI  Dynamic Utilities

PYZ  Dynamic Basic Materials Sector

PEZ  Dynamic Consumer Discretionary Sector

PSL  Dynamic Consumer Staples Sector

PXI  Dynamic Energy Sector

PFI  Dynamic Financial Sector

PTH  Dynamic Healthcare Sector

PRN  Dynamic Industrials Sector

PTF  Dynamic Technology Sector

PTE  Dynamic Telecommunications & Wireless

PRFG  FTSE RAFI Consumer Goods Sector

PRFS  FTSE RAFI Consumer Services Sector

PRFE  FTSE RAFI Energy Sector

PRFF  FTSE RAFI Financials Sector

PRFH  FTSE RAFI Health Care Sector

PRFN  FTSE RAFI Industrials Sector

PRFM  FTSE RAFI Basic Materials Sector

PRFQ  FTSE RAFI Telecommunications & Technology Sector

PRFU  FTSE RAFI Utilities Sector

Industry

PJB  Dynamic Banking Sector

PBE  Dynamic Biotechnology & Genome

PKB  Dynamic Building & Construction

PXE  Dynamic Energy Exploration & Production

PBJ  Dynamic Food & Beverage

PHW  Dynamic Hardware & Consumer Electronics

PTJ  Dynamic Healthcare Services Sector

PIC  Dynamic Insurance

PEJ  Dynamic Leisure and Entertainment

PBS  Dynamic Media

PXQ  Dynamic Networking

PXJ  Dynamic Oil & Gas Services

PJP  Dynamic Pharmaceuticals

PMR  Dynamic Retail

PSI  Dynamic Semiconductors

PSJ  Dynamic Software

PPA  Aerospace & Defense

PBW  Clean Energy

PZD  Cleantech

PSP  Listed Private Equity

PXN  Nanotech

PUW  Progressive Energy

PYH  Value Line Industry Rotation

PHO  Water Resources

This page contains advertising materials and should not be viewed as part of the Semi-Annual Report.

PowerShares  Risk Spectrum

Domestic Equity

More Conservative

Dynamic Deep Value

Dynamic Large Cap

Dynamic Mid Cap

Dynamic MagniQuant

Buyback Achievers

DWA Technical Leaders

Dynamic Small Cap

Dynamic Large Cap Value

FTSE RAFI US 1000

Dynamic Mid Cap Value

Dynamic Market

Dynamic Aggressive Growth

Dynamic Small Cap Value

FTSE RAFI US 1500 Small-Mid

Zacks Micro Cap

PowerShares QQQ

Dynamic Large Cap Growth

Dynamic Mid Cap Growth

Zacks Small Cap

Value Line Timeliness Select

Dynamic Small Cap Growth

Dynamic OTC

More Aggressive

International/Region

More Conservative

BLDRS Europe 100 ADR Index Fund

BLDRS Developed Markets 100 ADR Index Fund

BLDRS Asia 50 ADR Index Fund

International Dividend Achievers

BLDRS Emerging Markets 50 ADR Index Fund

Golden Dragon Halter USX China

More Aggressive

Income/Dividend

More Conservative

Financial Preferred

High Yield Equity Dividend Achievers

Dividend Achievers

High Growth Rate Dividend Achievers

More Aggressive

Sector and Industry

More Conservative

Dynamic Consumer Staples Sector

Dynamic Food & Beverage

Dynamic Banking Sector

Dynamic Financial Sector

Dynamic Utilities

Dynamic Insurance

FTSE RAFI Health Care Sector

Dynamic Healthcare Sector

FTSE RAFI Financials Sector

Dynamic Industrials Sector

Dynamic Media

Aerospace & Defense

FTSE RAFI Industrials Sector

Dynamic Pharmaceuticals

Dynamic Consumer Discretionary Sector

Dynamic Healthcare Services Sector

Dynamic Leisure and Entertainment

FTSE RAFI Consumer Goods Sector

FTSE RAFI Utilities Sector

Water Resources

FTSE RAFI Consumer Services Sector

FTSE RAFI Basic Materials Sector

Dynamic Basic Materials Sector

Dynamic Retail

FTSE RAFI Energy Sector

Dynamic Energy Sector

Dynamic Building & Construction

Value Line Industry Rotation

Dynamic Technology Sector

Progressive Energy

Dynamic Biotechnology & Genome

Dynamic Software

Nanotech

Dynamic Energy Exploration & Production

FTSE RAFI Telecommunications & Technology Sector

Dynamic Hardware & Consumer Electronics

Dynamic Telecommunications & Wireless

Dynamic Oil & Gas Services

Cleantech

Listed Private Equity

Clean Energy

Dynamic Networking

Dynamic Semiconductors

More Aggressive

This page contains advertising materials and should not be viewed as part of the Semi-Annual Report.

Exchange-Traded Funds

ETFs are investment funds that trade like individual stocks on all of the major exchanges, similar to shares of publicly held companies. They can be bought and sold on an exchange at any moment during market hours. Since they are listed and traded on an exchange, you can be confident that you are investing in a well-regulated market.

ETFs are one of the fastest growing investment products in the worldwide financial marketplace. As of 3.31.2007, 432 ETFs were listed in the U.S. with $433 billion in assets, up from two products with only $1 billion in assets in 1995.

ETFs seek investment results that correspond generally to the price and yield (before fees and expenses) of a listed index. While most ETFs share a similar objective, the principal investment strategies of the underlying indexes can have substantial differences. It is important to gain a clear understanding of an ETF's underlying index as the index's objective is inherently passed on to the fund shareholders by seeking to replicate the index.

Indexes

An index is a selection process or appointed committee that groups selected securities together to track their movement in aggregate. While only a few indexes are mentioned on the daily news, there are hundreds of indexes in existence today that differ from each other in diverse ways.

Broad Market

Broad market indexes are what most people think of when an index is mentioned. These indexes are designed to track the performance of the broad market.

Benchmark

Benchmark indexes are created to set a standard by which the performance or movement of individual securities and asset managers can be measured.

Exchange Composite

These indexes are designed to provide a comprehensive measure of the performance of all commons stocks listed on a particular exchange.

Sector or Industry

The aggregate financial marketplace is generally broken down into roughly ten sectors which are further dissected into many specific industries.

Style

Style indexes are created to identify groups of stocks that are either growth (companies currently experiencing appreciation or significant earnings or revenue growth) or value (companies determined to be under priced by fundamental measures) oriented.

Company Size

Market-capitalization indexes group together companies that are similar in size based on the number of outstanding shares times the share price, while fundamentally weighted indexes group together stocks of companies based on their financial fundamental valuation.

International / Country

International indexes group together stocks of companies that are affiliated by location outside of the U.S. or companies located with a specific country or region.

Income / Bond

Income indexes group stocks based on their type of income of securities, while bond indexes are designed to show the average performance of a group of debt securities.

This page contains advertising materials and should not be viewed as part of the Semi-Annual Report.

Specialty / Enhanced

Many other specialty indexes are created with specific investment management objectives or for customized purposes. These indexes can be created specifically with the intention to be used as the basis for an ETF. Investor targets can be met through an ETF where the index has the objective(s) of capital appreciation, risk control, income or diversification.

Benefits of PowerShares

PowerShares ETFs offer investors a low-cost, tax-efficient investment in a professionally crafted portfolio consisting of some of the best managed companies and most timely investments. See important risk factors in back.

Tax Advantaged Product Design

Taxes may be one of the most critical and overlooked factors in wealth creation over time. The ETF product structure defers some or possibly all capital gains until investors sell their shares.

Low Ownership Cost

ETFs provide lower ownership cost because of their efficient structure. PowerShares have established expense caps to make the cost of ownership clear and straightforward for investors. Ordinary brokerage commissions apply.

Flexibility, Transparency

PowerShares' ETFs offer flexibility as shares can be bought and sold throughout the day through exchange trading. Fund holdings are disclosed every day. Options based on the funds are available, possibly increasing financial management opportunities for advisors and their clients.

Near Instant Liquidity, Trades at or Close to NAV

PowerShares may be bought and sold on the exchange at any time during market hours. Although shares are not individually redeemable directly from the fund itself, authorized participants may acquire shares and tender shares for redemption, through creation unit aggregations. ETFs area not closed-end funds and trade at or near net asset values.

This page contains advertising materials and should not be viewed as part of the Semi-Annual Report.

PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 337-4246. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 337-4246; or (ii) accessing the Funds' Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the Commission's website at www.sec.gov. The Funds' Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

SEMI-ANNUAL REPORT

The financial statements contained herein have been created from the respective Fund's books and records without any involvement of the fund's independent registered public accounting firm.

There are risks involved in investing in ETFs, including possible loss of money. Investing in securities of small and medium sized companies involves greater risk than is customarily associated with investing in more established companies, and investments in concentrated industry sectors involve greater risks than investments that are more diversified. PowerShares ETFs are not actively managed and are subject to risks similar to stocks, including those related to short selling and margin maintenance. PowerShares ETFs are not FDIC insured, may lose value and have no bank guarantee. PowerShares is a registered trademark of PowerShares Capital Management LLC. Past performance is not a guarantee of future results.

A I M Distributors, Inc. is the distributor of the PowerShares Exchange-Traded Fund Trust.

An investor should consider each Fund's investment objective, risks, charges and expenses carefully before investing. For more complete information about PowerShares ETFs call A I M Distributors, Inc. at (800) 337-4246 or visit our website powershares.com for a prospectus. Please read the prospectus carefully before investing.

301 W. Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.powershares.com

P-PS-SAR-5

2007 Semi-Annual Report to Shareholders

31 October 2007

PowerShares Dividend AchieversTM Portfolio

PowerShares High Yield Equity Dividend
AchieversTM Portfolio

PowerShares High Growth Rate Dividend
AchieversTM Portfolio

PowerShares International Dividend
AchieversTM Portfolio

PowerShares Buyback AchieversTM Portfolio

PowerShares Financial Preferred Portfolio

Shareholder Letter	2

The Market Environment	3

Manager's Analysis	4

Funds' Distribution History	16

Frequency Distribution of Discounts & Premiums	18

Fees and Expenses	20

Dividend Income Portfolios

Schedules of Investments

PowerShares Dividend AchieversTM Portfolio	22

PowerShares High Yield Equity Dividend AchieversTM Portfolio	26

PowerShares High Growth Rate Dividend AchieversTM Portfolio	27

PowerShares International Dividend AchieversTM Portfolio	29

PowerShares Buyback AchieversTM Portfolio	31

PowerShares Financial Preferred Portfolio	34

Statements of Assets and Liabilities	36

Statements of Operations	38

Statements of Changes in Net Assets	40

Financial Highlights	42

Notes to Financial Statements	45

Supplemental Information (Unaudited)	53

To My Fellow Investors,

It is exciting to report to you on the recent results of the growing family of PowerShares Exchange-Traded Funds and to express my gratitude for you confidence in and support of PowerShares Capital Management LLC.

PowerShares ETFs have continued to experience excellent growth over the past six months. We have added 24 new funds which are trading on US stock exchanges. Our sister company, PowerShares Capital Management – Ireland has launched 13 new funds trading on five European exchanges. This brings our total offering to 105 ETFs at year end and growing total assets under management to over $14 billion.

On behalf of PowerShares and the Board of Trustees for the PowerShares Exchange-Traded Fund Trust, I am grateful for your participation in our family of ETFs. We look forward to serving you in the future.

Highest Regards,

H. Bruce Bond

President and Chairman of the Board of Trustees
PowerShares Exchange-Traded Fund Trust

2

The Market Environment

The major U.S. markets were volatile during the six month reporting period ending October 31, 2007. The S&P 500® Index was up 5.48%, the Dow Jones Industrial Average was up 7.78% and the NASDAQ ended up 13.68%, each hitting their yearly highs during this period. The volatility in the markets was due primarily in response to the deteriorating housing market, the sub-prime crisis, declining dollar vs. major currencies, rising demand in commodities (gold hitting record highs) and the rising price of oil. With the increased volatility in the markets, growth stocks outperformed value stocks. The overall economy remained stable but consumer sentiment began to worsen as uncertainty and volatility in the markets heightened throughout the period. During the September 18th policy meeting, the Federal Reserve took aggressive steps by unanimously voting to cut both the target funds rate and overnight discount rate by 50 bps to help ease pressure on the financial markets and to shield the economy from a potential recession and turmoil caused by the uncertainty of how far reaching the sub-prime crisis would spread. The target funds rate moved from 5.25 to 4.75%, the first cut in four years, and the discount rate moved from 5.75 to 5.25%. The credit crisis, declining dollar, gold reaching new highs and oil nearing $90 per barrel, continue to put pressure on the overall economy which led to fear of inflation and whether a recession was in the near future.

3

Manager's Analysis

PowerShares Dividend AchieversTM Portfolio (ticker: PFM)

The PowerShares Dividend Achievers(TM) Portfolio is based on the Broad Dividend Achievers(TM) Index which seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

The Broad Dividend Achievers(TM) Index is designed to track the performance of companies that meet the requirements to be classified as "Dividend Achievers(TM)." To become eligible for inclusion in the Broad Dividend Achievers(TM) Index, a company must be incorporated in the United States or territories, trade on the New York Stock Exchange ("NYSE"), NASDAQ or AMEX, and must have raised its annual regular cash dividend payments for at least each of the last ten consecutive fiscal years.

For the six months ended October 31, 2007, the Fund increased in value by 1.43%. For the same period, the S&P 500 Index increased by 5.49%.

For the six months ended October 31, 2007, three of the seven industry sectors represented in the Fund generated positive returns. Overexposure in the manufacturing sector made the largest positive contribution to the performance of the Fund relative to the broader US equity market. This positive performance was partially offset by overexposure to the financial services sector, which made the largest negative contribution to the performance of the Fund relative to the broader US equity market.

Sector Breakdown (% of the Fund's

Net Assets) as of 31 October 2007

Financials	27.6
Consumer Staples	19.5
Industrials	12.8
Health Care	11.8
Energy	8.8
Consumer Discretionary	6.5
Telecommunication Services	4.6
Information Technology	3.8
Materials	2.5
Utilities	1.9
Money Market Fund	0.2
Other	0.0

Style Allocation (%)

as of 31 October 2007

Large-Cap Value	71.9
Large-Cap Growth	12.3
Mid-Cap Value	10.2
Mid-Cap Growth	2.8
Small-Cap Value	2.6
Small-Cap Growth	0.2

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 31 October 2007

Security
General Electric Co.	5.1
Exxon Mobil Corp.	4.9
AT&T, Inc.	4.5
Procter & Gamble (The) Co.	3.9
Bank of America Corp.	3.8
Citigroup, Inc.	3.7
Chevron Corp.	3.5
Johnson & Johnson	3.4
Wal-Mart Stores, Inc.	3.3
Pfizer, Inc.	3.0
Total	39.1

4

Manager's Analysis (Continued)

PowerShares Dividend AchieversTM Portfolio (ticker: PFM)

  Fund Performance History (%)  As of 31 October 2007

Index

		Avg. Ann.†	Fund Inception
	6 Month	1 Year	Avg. Ann.†	Cumulative
Broad Dividend AchieversTM Index	1.56	7.96	10.90	24.66
S&P 500® Index	5.49	14.56	13.61	31.24
Dow Jones Industrial Average Index	7.79	17.94	16.46	38.35

Fund

NAV Return	1.43	7.58	10.38	23.36
Share Price Return	1.11	7.37	10.28	23.11

Fund Inception: 15 September 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 0.89%. In the Financial Highlights section of this Semi-Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.60% while the Fund's gross annualized total operating expense ratio was 0.72%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The Index performance results are hypothetical and index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500® Index and Dow Jones Industrial Average Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 500 and 30 common stocks, respectively.

† Average annualized.

5

Manager's Analysis

PowerShares High Yield Equity Dividend AchieversTM Portfolio (ticker: PEY)

The PowerShares High Yield Equity Dividend AchieversTM Portfolio is based on the Dividend AchieversTM 50 Index. The Dividend AchieversTM 50 Index seeks to deliver high current income and capital appreciation. It is comprised of the fifty highest yielding companies with at least ten years of consecutive dividend increases. The index's high dividend yield approach provides exposure to deep value companies while the long-term dividend growth requirement attempts to minimize exposure to distressed value companies. The yield weighted portfolio is rebalanced quarterly and reconstituted annually.

For the six months ended October 31, 2007, the Fund decreased in value by 6.49%. For the same period, the Russell 3000 Value Index increased by 0.53% and the Dow Jones Select Dividend Index declined by 4.06%.

For the six months ended October 31, 2007, all four industry sectors represented in the Fund generated negative returns. Overexposure in the financial services sector made the largest negative contribution to the performance of the Fund relative to the broader US equity market as well as other comparable indices.

Sector Breakdown (% of the Fund's

Net Assets) as of 31 October 2007

Financials	65.2
Utilities	21.2
Consumer Discretionary	4.6
Consumer Staples	3.4
Health Care	2.1
Telecommunication Services	1.4
Materials	1.3
Industrials	0.9
Money Market Fund	0.5
Other	(0.6)

Style Allocation (%)

as of 31 October 2007

Small-Cap Value	53.0
Mid-Cap Value	27.9
Large-Cap Value	17.5
Large-Cap Growth	1.1
Mid-Cap Growth	0.5

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 31 October 2007

Security
Corus Bankshares, Inc.	3.3
La-Z-Boy, Inc.	3.3
National City Corp.	2.9
Washington Mutual, Inc.	2.8
First Commonwealth Financial Corp.	2.7
FirstMerit Corp.	2.6
F.N.B. Corp.	2.5
Sterling Bancorp	2.4
Old National Bancorp	2.3
Integrys Energy Group, Inc.	2.3
Total	27.1

6

Manager's Analysis (Continued)

PowerShares High Yield Equity Dividend AchieversTM Portfolio (ticker: PEY)

  Fund Performance History (%)  As of 31 October 2007

Index

		Avg. Ann.†	Fund Inception
	6 Month	1 Year	Avg. Ann.†	Cumulative
Dividend AchieversTM 50 Index	-6.95	-5.61	2.34	6.94
S&P 500® Index	5.49	14.56	11.57	37.37
S&P Citigroup Large Cap Value Index	3.15	13.54	13.08	42.84

Fund

NAV Return	-6.49	-5.03	2.92	8.68
Share Price Return	-6.44	-5.43	2.77	8.24

Fund Inception: 9 December 2004

Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 0.59%. In the Financial Highlights section of this Semi-Annual Report, the Fund's net annualized total operating expense ratio was determined to be 0.60% while the Fund's gross annualized total operating expense ratio (before expense reimbursements to the Adviser) was 0.58%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The Index performance results are hypothetical and index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500® Index and S&P Citigroup Large Cap Value Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 500 and 346 common stocks, respectively.

† Average annualized.

7

Manager's Analysis

PowerShares High Growth Rate Dividend AchieversTM Portfolio (ticker: PHJ)

The PowerShares High Growth Rate Dividend AchieversTM Portfolio is based on the High Growth Rate Dividend AchieversTM Index which seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

The High Growth Rate Dividend AchieversTM Index is designed to track the performance of the 100 companies with the highest annual dividend growth rate over the last 10 years that meet the requirements to be classified as "High Growth Rate Dividend AchieversTM." To become eligible for inclusion in the High Growth Rate Dividend AchieversTM Index, a company must be incorporated in the United States or its territories, trade on the NYSE, NASDAQ or AMEX, and its aggregate annual regular dividend payments must have increased consistently over the course of the last 10 or more fiscal years.

For the six months ended October 31, 2007, the Fund decreased in value by 1.76%. For the same period, the S&P 500 Index increased by 5.49%.

For the six months ended October 31, 2007, four of the six industry sectors represented in the Fund generated positive returns. Underexposure in the Manufacturing sector made the largest positive contribution to the performance of the Fund relative to the broader US equity market. Overexposure in the Financial Services sector made the largest negative contribution to the performance of the Fund relative to the broader US equity market.

Sector Breakdown (% of the Fund's

Net Assets) as of 31 October 2007

Financials	41.5
Health Care	16.8
Consumer Discretionary	13.7
Industrials	9.6
Information Technology	7.9
Consumer Staples	5.4
Materials	3.8
Energy	1.1
Money Market Fund	0.2
Other	0.0

Style Allocation (%)

as of 31 October 2007

Large-Cap Value	64.4
Large-Cap Growth	19.3
Mid-Cap Value	8.9
Mid-Cap Growth	5.1
Small-Cap Value	1.9
Small-Cap Growth	0.4

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 31 October 2007

Security
International Business Machines Corp.	4.4
United Technologies Corp.	4.0
Wal-Mart Stores, Inc.	4.0
Bank of America Corp.	4.0
American International Group, Inc.	4.0
Pfizer, Inc.	4.0
Wells Fargo & Co.	3.9
Johnson & Johnson	3.9
Citigroup, Inc.	3.9
McDonald's Corp.	3.9
Total	40.0

8

Manager's Analysis (Continued)

PowerShares High Growth Rate Dividend AchieversTM Portfolio (ticker: PHJ)

  Fund Performance History (%)  As of 31 October 2007

Index

		Avg. Ann.†	Fund Inception
	6 Month	1 Year	Avg. Ann.†	Cumulative
High Growth Rate Dividend AchieversTM Index	-1.42	1.38	7.64	16.99
Dow Jones Industrial Average Index	7.79	17.94	16.46	38.35
S&P 500® Index	5.49	14.56	13.61	31.24

Fund

NAV Return	-1.76	0.70	6.84	15.11
Share Price Return	-1.82	0.70	6.84	15.11

Fund Inception: 15 September 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 0.99%. In the Financial Highlights section of this Semi-Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.60% while the Fund's gross annualized total operating expense ratio was 0.86%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical and index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Dow Jones Industrials Average Index and S&P 500® Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 30 and 500 common stocks, respectively.

† Average annualized.

9

Manager's Analysis

PowerShares International Dividend AchieversTM Portfolio (ticker: PID)

The PowerShares International Dividend AchieversTM Portfolio is based on the International Dividend AchieversTM Index which seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

The International Dividend AchieversTM Index is designed to track the performance of dividend paying American Depositary Receipts and non-U.S. common or ordinary stocks trading on the NYSE, NASDAQ or AMEX. To become eligible for inclusion in the International Dividend AchieversTM Index, a company's aggregate annual regular dividend payments must have increased consistently over the course of the last five calendar or fiscal years.

For the six months ended October 31, 2007, the Fund increased in value by 12.69%. For the same period, the MSCI EAFE Index increased by 8.19%.

Canada, China, and the United Kingdom contributed the most the Fund's performance over this reporting period. Ireland, Japan, and Hong Kong all were negative contributors to the Fund's performance. Energy was the largest contributing sector with about 25% of the return. Financials which make up 26% of the fund also contributed positively to the Fund's performance.

Sector Breakdown (% of the Fund's

Net Assets) as of 31 October 2007

Financials	38.9
Consumer Staples	11.6
Consumer Discretionary	10.3
Energy	9.4
Industrials	7.5
Information Technology	7.5
Telecommunication Services	4.5
Utilities	4.4
Materials	3.9
Health Care	2.1
Other	(0.1)

Style Allocation (%)

as of 31 October 2007

Large-Cap Value	47.7
Mid-Cap Value	19.1
Large-Cap Growth	19.0
Mid-Cap Growth	8.6
Small-Cap Value	5.0
Small-Cap Growth	0.6

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 31 October 2007

Security
Nam Tai Electronics, Inc.	4.5
Tomkins PLC ADR	3.9
Barclays PLC ADR	3.5
HSBC Holdings PLC ADR	3.0
Allied Irish Banks PLC ADR	2.8
Volvo AB ADR	2.7
Bank of Montreal	2.6
Pearson PLC ADR	2.5
Westpac Banking Corp. ADR	2.5
TransCanada Corp.	2.4
Total	30.4

10

Manager's Analysis (Continued)

PowerShares International Dividend AchieversTM Portfolio (ticker: PID)

  Fund Performance History (%)  As of 31 October 2007

Index

		Avg. Ann.†	Fund Inception
	6 Month	1 Year	Avg. Ann.†	Cumulative
International Dividend AchieversTM Index	12.93	29.15	23.85	57.73
MSCI EAFE Index	8.19	24.91	23.61	57.09
S&P 500® Index	5.49	14.56	13.61	31.24

Fund

NAV Return	12.69	29.14	24.06	58.15
Share Price Return	13.19	29.60	24.33	58.89

Fund Inception: 15 September 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 0.63%. In the Financial Highlights section of this Semi-Annual Report, the Fund's net annualized total operating expense ratio was determined to be 0.59% while the Fund's gross annualized total operating expense ratio (before expense reimbursements to the Adviser) was 0.57%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The Index performance results are hypothetical and index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI EAFE Index and S&P 500® Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 1,137 and 500 common stocks, respectively.

† Average annualized.

11

Manager's Analysis

PowerShares Buyback AchieversTM Portfolio (ticker: PKW)

The PowerShares BuyBack AchieversTM Portfolio is based on the Share BuyBack AchieversTM Index which seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index. To become eligible for inclusion in the index, a company must be incorporated in the U.S., trade on a U.S. exchange and must have repurchased at least 5% or more of its outstanding shares for the trailing 12 months.

For the six months ended October 31, 2007, the Fund increased in value by 0.81%. For the same period, the S&P 500 Index increased by 5.49%.

For the six months ended October 31, 2007, four of the eight industry sectors represented in the Fund generated positive returns. Underexposure in the manufacturing sector made the largest positive contribution to the performance of the Fund relative to the broader US equity market. The sector in the Fund which made the largest negative contribution to performance relative to the broader US equity market was the construction sector.

Sector Breakdown (% of the Fund's

Net Assets) as of 31 October 2007

Consumer Discretionary	25.4
Information Technology	22.9
Health Care	15.1
Financials	13.0
Energy	8.9
Industrials	6.5
Consumer Staples	2.9
Materials	2.6
Telecommunication Services	1.2
Utilities	1.2
Other	0.3

Style Allocation (%)

as of 31 October 2007

Large-Cap Value	38.6
Mid-Cap Value	22.0
Large-Cap Growth	20.8
Mid-Cap Growth	12.2
Small-Cap Value	4.9
Small-Cap Growth	1.5

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 31 October 2007

Security
Microsoft Corp.	5.3
Exxon Mobil Corp.	4.9
Goldman Sachs Group (The), Inc.	4.7
Time Warner, Inc.	4.6
Amgen, Inc.	4.3
EMC Corp.	3.6
Texas Instruments, Inc.	3.2
Prudential Financial, Inc.	3.0
DIRECTV Group (The), Inc.	2.1
Viacom, Inc., Class B	1.9
Total	37.6

12

Manager's Analysis (Continued)

PowerShares Buyback AchieversTM Portfolio (ticker: PKW)

  Fund Performance History (%)  As of 31 October 2007

Index

	6 Month	Fund Inception Cumulative
Share BuyBack AchieversTM Index	1.36	5.87
S&P 500® Index	5.49	10.53
Russell 1000® Index	5.44	10.87

Fund

NAV Return	0.81	4.98
Share Price Return	0.35	4.69

Fund Inception: 20 December 2006

Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 1.23%. In the Financial Highlights section of this Semi-Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.74% while the Fund's gross annualized total operating expense ratio was 0.83%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The Index performance results are hypothetical and index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500® Index and Russell 1000® Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 500 and 1,000 common stocks, respectively.

13

Manager's Analysis

PowerShares Financial Preferred Portfolio (ticker: PGF)

The PowerShares Financial Preferred is based on the WHPS Financial Index and seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

The impact of the credit crunch has been particularly hard on preferred stock with financials bearing the brunt of the sell off. The Fund was down 6.04% over the reporting period. Many issuers were shut out of the bond markets during summer months and unable to raise capital in these markets. Due to this scenario many companies chose to source the funds they needed in the preferred market. Issuing new deals focused at retail investors contributed to the already weakening performance of financials. These issuers generally had to come 12.5 to 25bps wider than where their secondary preferred's were trading to get new issue deals done. But with the other markets closed and funding needs in place, issuers brought new deals up to 37.5bps wider than their outstanding deals to get the desired size of the transaction. This caused a re-pricing of all current securities in the market, and with each consecutive deal coming wider than its predecessor, the effect was exacerbated.

Industry Breakdown (% of the Fund's

Net Assets) as of 31 October 2007

Insurance	42.7
Banks	40.5
Diversified Financial Services	16.9
Money Market Fund	0.2
Other	(0.3)

Style Allocation (%)

as of 31 October 2007

Small-Cap Growth	100.0

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 31 October 2007

Security
Royal Bank of Scotland Group PLC, 6.35%, Series N (United Kingdom)	5.8
Aegon N.V., 6.38% (Netherlands)	5.8
Royal Bank of Scotland Group PLC, 6.40%, Series M (United Kingdom)	5.4
Royal Bank of Scotland Group PLC, 6.60%, Series S (United Kingdom)	5.2
Bank of America Corp., 6.20%, Series D	4.8
ING Groep N.V., 6.38% (Netherlands)	4.8
MetLife, Inc., 6.50%, Series B	4.7
HSBC Holdings PLC, 6.20%, Series A (United Kingdom)	4.7
Barclays Bank PLC, 6.63%, Series 2 (United Kingdom)	4.7
Goldman Sachs Group (The), Inc., 6.20%, Series B	4.7
Total	50.6

14

Manager's Analysis (Continued)

PowerShares Financial Preferred Portfolio (ticker: PGF)

  Fund Performance History (%)  As of 31 October 2007

Index

	6 Month	Fund Inception Cumulative
Wachovia Hybrid & Preferred Securities Financial Index	-4.45	-3.05
Lehman Aggregate U.S. Corporate Bond Index	1.17	3.15
S&P 500® Index	5.49	12.74

Fund

NAV Return	-6.04	-4.93
Share Price Return	-6.15	-5.81

Fund Inception: 01 December 2006

Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 1.00%. In the Financial Highlights section of this Semi-Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.74% while the Fund's gross annualized total operating expense ratio was 0.80%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The Index performance results are hypothetical and index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Lehman Aggregate U.S. Corporate Bond Index and S&P 500® Index are unmanaged indices used as a measurement of change in market conditions based on the average performance of approximately 1,500 bonds and 500 common stocks, respectively.

15

Funds' Distribution History

	Ex-Dividend	10/15/07	9/21/07	9/14/07	8/15/07	7/13/07	6/15/07	5/15/07
	Record	10/17/07	9/25/07	9/18/07	8/17/07	7/17/07	6/19/07	5/17/07
	Payable	10/31/07	9/28/07	9/28/07	8/31/07	7/31/07	6/29/07	5/31/07
Fund	Ticker
PowerShares Dividend AchieversTM Portfolio	PFM	—	0.08586	—	—	—	0.05524	—
PowerShares High Yield Equity Dividend AchieversTM Portfolio	PEY	0.05059	—	0.05180	0.05006	0.05003	0.05005	0.05007
PowerShares High Growth Rate Dividend AchieversTM Portfolio	PHJ	—	0.07169	—	—	—	0.04519	—
PowerShares International Dividend AchieversTM Portfolio	PID	—	0.10051	—	—	—	0.14313	—
PowerShares Buyback AchieversTM Portfolio	PKW	—	0.01037	—	—	—	0.01102	—
PowerShares Financial Preferred Portfolio	PGF	0.08669	—	0.11516	0.11319	0.11325	0.11307	0.11540
	Ex-Dividend	9/15/06	8/15/06	7/14/06	6/16/06	6/15/06	5/15/06	3/17/06
	Record	9/16/06	8/17/06	7/18/06	6/20/06	6/19/06	5/17/06	3/21/06
	Payable	9/29/06	8/31/06	7/31/06	6/30/06	6/30/06	5/31/06	3/30/06
Fund	Ticker
PowerShares Dividend AchieversTM Portfolio	PFM	0.05029	—	—	0.07671	—	—	0.07660
PowerShares High Yield Equity Dividend AchieversTM Portfolio	PEY	0.05518	0.05512	0.05523	—	0.04512	0.03950	0.12300
PowerShares High Growth Rate Dividend AchieversTM Portfolio	PHJ	0.03428	—	—	0.06068	—	—	0.05916
PowerShares International Dividend AchieversTM Portfolio	PID	0.12589	—	—	0.12567	—	—	0.11910
PowerShares Buyback AchieversTM Portfolio	PKW	—	—	—	—	—	—	—
PowerShares Financial Preferred Portfolio	PGF	—	—	—	—	—	—	—

16

	4/13/07	3/16/07	3/15/07	2/15/07	1/12/07	12/15/06	11/15/06	10/13/06
	4/17/07	3/20/07	3/20/07	2/20/07	1/16/07	12/19/06	11/17/06	10/17/06
	4/30/07	3/30/07	3/30/07	2/28/07	1/31/07	12/29/06	11/30/06	10/31/06
Fund
PowerShares Dividend AchieversTM Portfolio	—	0.07520	—	—	—	0.11050	—	—
PowerShares High Yield Equity Dividend AchieversTM Portfolio	0.05003	—	0.05020	0.05006	0.05012	0.06648	0.05501	0.05529
PowerShares High Growth Rate Dividend AchieversTM Portfolio	—	0.07020	—	—	—	0.13210	—	—
PowerShares International Dividend AchieversTM Portfolio	—	0.11020	—	—	—	0.16748	—	—
PowerShares Buyback AchieversTM Portfolio	—	0.02102	—	—	—	—	—	—
PowerShares Financial Preferred Portfolio	0.11205	—	0.11020	0.11250	0.11260	0.18568	—	—
	12/30/05	12/16/05	9/16/05	6/17/05	4/1/05	3/18/05	12/31/04	12/17/04
	1/4/06	12/20/05	9/20/05	6/21/05	4/5/05	3/22/05	1/4/05	12/21/04
	1/31/06	12/30/05	9/30/05	6/30/05	4/29/05	4/29/05	1/31/05	1/31/05
Fund
PowerShares Dividend AchieversTM Portfolio	—	0.08740	—	—	—	—	—	—
PowerShares High Yield Equity Dividend AchieversTM Portfolio	—	0.11320	0.11490	0.12828	0.03688	0.09700	0.00859	0.02742
PowerShares High Growth Rate Dividend AchieversTM Portfolio	—	0.08594	—	—	—	—	—	—
PowerShares International Dividend AchieversTM Portfolio	—	0.07747	—	—	—	—	—	—
PowerShares Buyback AchieversTM Portfolio	—	—	—	—	—	—	—	—
PowerShares Financial Preferred Portfolio	—	—	—	—	—	—	—	—

17

Frequency Distribution of Discounts & Premiums (Unaudited)

Since Inception through October 31, 2007

				Closing Price Above NAV
Ticker	Fund Name	Inception	Days	0-24 Basis Points	25-49 Basis Points	50-99 Basis Points	100-149 Basis Points	150-199 Basis Points	200+ Basis Points
PFM	PowerShares Dividend AchieversTM Portfolio	9/15/05	536	328	44	1	—	—	—
PEY	PowerShares High Yield Equity Dividend AchieversTM Portfolio	12/9/04	729	306	21	—	—	—	—
PHJ	PowerShares High Growth Rate Dividend AchieversTM Portfolio	9/15/05	536	314	25	3	—	—	—
PID	PowerShares International Dividend AchieversTM Portfolio	9/15/05	536	359	26	7	—	—	1
PKW	PowerShares Buyback AchieversTM Portfolio	12/20/06	217	117	29	4	—	—	—
PGF	PowerShares Financial Preferred Portfolio	12/1/06	230	127	72	8	—	—	—

18

	Closing Price Below NAV
Ticker	-0-24 Basis Points	-25-49 Basis Points	-50-99 Basis Points	-100-149 Basis Points	-150-199 Basis Points	-200+ Basis Points
PFM	162	1	—	—	—	—
PEY	355	42	5	—	—	—
PHJ	186	8	—	—	—	—
PID	140	3	—	—	—	—
PKW	66	1	—	—	—	—
PGF	22	1	—	—	—	—

19

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2007.

Actual Expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Dividend AchieversTM Portfolio Actual	$1,000.00	$1,014.25	0.60%	$3.04
Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	0.60%	$3.05
PowerShares High Yield Equity Dividend AcheiversTM Portfolio Actual	$1,000.00	$935.06	0.60%	$2.92
Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	0.60%	$3.05
PowerShares High Growth Rate Dividend AchieversTM Portfolio Actual	$1,000.00	$982.42	0.60%	$2.99
Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	0.60%	$3.05
PowerShares International Dividend AchieversTM Portfolio Actual	$1,000.00	$1,126.89	0.59%	$3.15
Hypothetical (5% return before expenses)	$1,000.00	$1,022.17	0.59%	$3.00

20

Fees and Expenses (Continued)

	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Buyback AchieversTM Portfolio
Actual	$1,000.00	$1,008.14	0.74%	$3.74
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.74%	$3.76
PowerShares Financial Preferred Portfolio
Actual	$1,000.00	$939.56	0.74%	$3.61
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.74%	$3.76

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended October 31, 2007. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 184 and then dividing the result by 366.

21

Schedule of Investments

PowerShares Dividend AchieversTM Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks—99.8%
	Consumer Discretionary—6.5%
1,040	Applebee's International, Inc.	$26,354
751	Cedar Fair, L.P.	18,460
174	Courier Corp.	6,575
2,015	Family Dollar Stores, Inc.	51,080
3,224	Gannett Co., Inc.	136,730
2,352	Genuine Parts Co.	115,413
3,343	Harley-Davidson, Inc.	172,165
1,007	Harte-Hanks, Inc.	17,753
314	Haverty Furniture Cos., Inc.	2,669
23,375	Home Depot (The), Inc.	736,546
803	John Wiley & Sons, Inc., Class A	35,316
8,215	Johnson Controls, Inc.	359,160
711	La-Z-Boy, Inc.	5,610
2,355	Leggett & Platt, Inc.	45,758
20,469	Lowe's Cos., Inc.	550,411
433	Matthews International Corp., Class A	19,732
16,498	McDonald's Corp.	984,930
4,554	McGraw-Hill (The) Cos., Inc.	227,882
313	Media General, Inc., Class A	8,758
657	Meredith Corp.	40,898
1,992	New York Times (The) Co., Class A	38,964
3,381	Nordstrom, Inc.	133,347
496	Polaris Industries, Inc.	24,393
1,898	Ross Stores, Inc.	51,284
1,739	Sherwin-Williams (The) Co.	111,157
1,136	Stanley Works (The)	65,377
368	Superior Industries International, Inc.	7,437
757	Talbots (The), Inc.	11,135
11,720	Target Corp.	719,139
6,155	TJX (The) Cos., Inc.	178,064
1,523	VF Corp.	132,699
723	Wolverine World Wide, Inc.	18,538
		5,053,734
	Consumer Staples—19.5%
29,143	Altria Group, Inc.	2,125,399
10,159	Anheuser-Busch Cos., Inc.	520,954
8,919	Archer-Daniels-Midland Co.	319,122
5,989	Avon Products, Inc.	245,429
1,710	Brown-Forman Corp., Class B	126,506
912	Church & Dwight Co., Inc.	43,147
1,916	Clorox (The) Co.	119,884
31,992	Coca-Cola (The) Co.	1,975,826
7,059	Colgate-Palmolive Co.	538,390
3,157	Hershey (The) Co.	136,098
1,890	Hormel Foods Corp.	68,947
5,892	Kimberly-Clark Corp.	417,684
418	Lancaster Colony Corp.	16,791
1,768	McCormick & Co., Inc.	61,933
22,284	PepsiCo, Inc.	1,642,776
43,137	Procter & Gamble (The) Co.	2,998,884

Number of Shares		Value
	Common Stocks (Continued)
2,927	SUPERVALU, Inc.	$113,421
8,444	Sysco Corp.	289,545
762	Tootsie Roll Industries, Inc.	19,637
379	Universal Corp.	18,472
13,727	Walgreen Co.	544,276
56,318	Wal-Mart Stores, Inc.	2,546,137
3,797	Wm. Wrigley Jr. Co.	234,161
		15,123,419
	Energy—8.8%
605	Buckeye Partners L.P.	33,571
29,510	Chevron Corp.	2,700,460
41,302	Exxon Mobil Corp.	3,799,371
1,432	Helmerich & Payne, Inc.	45,280
761	Holly Corp.	47,791
3,133	Kinder Morgan Energy Partners, L.P.	164,483
1,244	TEPPCO Partners, L.P.	50,083
		6,841,039
	Financials—27.6%
335	1st Source Corp.	6,445
6,764	AFLAC, Inc.	424,644
282	Alabama National Bancorp	22,227
1,117	Alfa Corp.	20,329
8,098	Allstate (The) Corp.	424,335
1,405	AMBAC Financial Group, Inc.	51,746
35,500	American International Group, Inc.	2,240,760
296	Anchor BanCorp Wisconsin, Inc.	7,282
1,300	Arthur J. Gallagher & Co.	34,593
1,757	Associated Banc-Corp	50,707
1,339	Astoria Financial Corp.	34,801
210	BancFirst Corp.	9,542
1,137	BancorpSouth, Inc.	27,584
61,421	Bank of America Corp.	2,965,405
678	Bank of Hawaii Corp.	36,042
776	BankAtlantic Bancorp, Inc., Class A	3,189
218	Banner Corp.	7,120
7,633	BB&T Corp.	282,192
1,943	Brown & Brown, Inc.	48,944
245	Capital City Bank Group, Inc.	6,907
909	CBL & Associates Properties, Inc.	30,097
336	Chemical Financial Corp.	8,400
647	Chittenden Corp.	23,046
5,445	Chubb (The) Corp.	290,491
2,379	Cincinnati Financial Corp.	94,637
68,864	Citigroup, Inc.	2,885,402
665	City National Corp.	44,954
2,123	Colonial BancGroup (The), Inc.	40,719
650	Colonial Properties Trust	20,365
2,091	Comerica, Inc.	97,608
874	Commerce Group (The), Inc.	31,892
2,670	Commerce Bancorp, Inc.	108,803
950	Commerce Bancshares, Inc.	44,812

See Notes to Financial Statements.
22

Schedule of Investments (Continued)

PowerShares Dividend AchieversTM Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
413	Community Bank System, Inc.	$8,636
343	Community Banks, Inc.	10,413
211	Community Trust Bancorp, Inc.	6,151
781	Corus Bankshares, Inc.	8,607
810	Cullen/Frost Bankers, Inc.	43,076
1,154	CVB Financial Corp.	13,525
1,993	Duke Realty Corp.	64,075
329	EastGroup Properties, Inc.	15,687
1,711	Eaton Vance Corp.	85,601
788	Erie Indemnity Co., Class A	44,837
348	Essex Property Trust, Inc.	42,954
838	F.N.B. Corp.	13,928
781	Federal Realty Investment Trust	68,900
7,409	Fifth Third Bancorp	231,754
199	First BanCorp	3,600
506	First Busey Corp.	10,489
480	First Charter Corp.	14,544
1,018	First Commonwealth Financial Corp.	11,697
155	First Community Bancshares, Inc.	5,323
287	First Financial Bankshares, Inc.	11,202
182	First Financial Corp.	5,582
164	First Financial Holdings, Inc.	4,736
229	First Indiana Corp.	7,282
682	First Midwest Bancorp, Inc.	22,970
280	First State Bancorp	4,752
1,114	FirstMerit Corp.	23,617
294	Flushing Financial Corp.	4,998
1,422	Forest City Enterprises, Inc., Class A	80,940
3,405	Franklin Resources, Inc.	441,560
9,158	Freddie Mac	478,322
2,400	Fulton Financial Corp.	31,464
3,400	General Growth Properties, Inc.	184,824
742	Glacier Bancorp, Inc.	15,092
422	Harleysville Group, Inc.	13,154
400	Harleysville National Corp.	6,028
4,345	Hartford Financial Services Group (The), Inc.	421,595
1,559	HCC Insurance Holdings, Inc.	46,599
2,982	HCP, Inc.	101,507
724	Healthcare Realty Trust, Inc.	19,143
228	Heartland Financial USA, Inc.	4,546
511	Hilb Rogal & Hobbs Co.	22,520
465	Home Properties, Inc.	23,910
168	Horizon Financial Corp.	2,913
178	IBERIABANK Corp.	8,823
313	Independent Bank Corp.	3,305
406	Irwin Financial Corp.	3,914
5,381	KeyCorp	153,089
3,492	Kimco Realty Corp.	144,988
1,866	Legg Mason, Inc.	154,766
7,337	Lehman Brothers Holdings, Inc.	464,726
886	Lexington Realty Trust	17,534
1,263	Liberty Property Trust	47,514

Number of Shares		Value
	Common Stocks (Continued)
3,755	Lincoln National Corp.	$234,199
1,479	M&T Bank Corp.	147,131
995	Macerich (The) Co.	85,281
258	Mainsource Financial Group, Inc.	4,337
3,694	Marshall & Ilsley Corp.	157,734
1,738	MBIA, Inc.	74,804
757	Mercury General Corp.	38,842
268	Midland (The) Co.	17,050
8,771	National City Corp.	212,697
680	National Penn Bancshares, Inc.	11,465
984	National Retail Properties, Inc.	24,944
3,045	Northern Trust Corp.	229,014
1,112	Nuveen Investments, Inc., Class A	72,058
916	Old National Bancorp	15,306
3,206	Old Republic International Corp.	49,148
168	Old Second Bancorp, Inc.	4,763
175	Omega Financial Corp.	4,786
651	Pacific Capital Bancorp	13,495
195	Park National Corp.	15,456
143	Peoples Bancorp, Inc.	3,571
4,165	People's United Financial, Inc.	74,054
10,024	Progressive (The) Corp.	185,444
3,557	ProLogis	255,179
971	Protective Life Corp.	41,627
445	Provident Bankshares Corp.	10,978
1,399	Realty Income Corp.	41,326
962	Regency Centers Corp.	68,764
293	Renasant Corp.	6,812
330	RLI Corp.	19,196
338	S&T Bancorp, Inc.	11,195
194	S.Y. Bancorp, Inc.	4,900
227	Sandy Spring Bancorp, Inc.	6,746
265	Seacoast Banking Corp. of Florida	3,882
2,711	SEI Investments Co.	85,722
193	Simmons First National Corp., Class A	5,219
5,706	SLM Corp.	269,095
1,009	South Financial Group (The), Inc.	20,846
198	Southwest Bancorp, Inc.	3,748
299	Sovran Self Storage, Inc.	14,146
570	State Auto Financial Corp.	15,686
5,392	State Street Corp.	430,120
249	Sterling Bancorp	3,658
1,011	Sterling Bancshares, Inc.	12,334
412	Sterling Financial Corp.	7,560
252	Sun Communities, Inc.	7,686
4,835	SunTrust Banks, Inc.	351,021
723	Susquehanna Bancshares, Inc.	14,583
4,616	Synovus Financial Corp.	121,678
3,655	T. Rowe Price Group, Inc.	234,797
433	Tanger Factory Outlet Centers, Inc.	18,238
732	Taubman Centers, Inc.	43,093
1,754	TCF Financial Corp.	39,939

See Notes to Financial Statements.
23

Schedule of Investments (Continued)

PowerShares Dividend AchieversTM Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
916	Transatlantic Holdings, Inc.	$68,269
793	Trustmark Corp.	21,403
23,900	U.S. Bancorp	792,524
1,865	UDR, Inc.	44,275
583	UMB Financial Corp.	24,486
597	United Bankshares, Inc.	18,089
164	Universal Health Realty Income Trust	6,063
1,661	Valley National Bancorp	34,017
2,104	Vornado Realty Trust	235,059
1,209	Washington Federal, Inc.	29,209
12,052	Washington Mutual, Inc.	336,010
646	Washington Real Estate Investment Trust	22,752
184	Washington Trust Bancorp, Inc.	4,587
754	Webster Financial Corp.	27,325
1,197	Weingarten Realty Investors	45,797
46,271	Wells Fargo & Co.	1,573,677
286	WesBanco, Inc.	6,598
99	Wesco Financial Corp.	39,402
216	West Coast Bancorp	5,858
410	Westamerica Bancorp	19,713
937	Whitney Holding Corp.	24,043
941	Wilmington Trust Corp.	34,224
		21,366,465
	Health Care—11.8%
21,394	Abbott Laboratories	1,168,540
867	Beckman Coulter, Inc.	61,401
3,369	Becton, Dickinson & Co.	281,177
1,431	C.R. Bard, Inc.	119,646
5,046	Cardinal Health, Inc.	343,279
2,105	DENTSPLY International, Inc.	87,315
15,702	Eli Lilly & Co.	850,263
857	Hillenbrand Industries, Inc.	47,324
40,070	Johnson & Johnson	2,611,362
15,700	Medtronic, Inc.	744,808
551	Meridian Bioscience, Inc.	18,233
95,894	Pfizer, Inc.	2,359,951
5,675	Stryker Corp.	402,925
459	West Pharmaceutical Services, Inc.	18,975
		9,115,199
	Industrials—12.8%
9,909	3M Co.	855,741
426	A.O. Smith Corp.	15,928
691	ABM Industries, Inc.	16,252
1,474	Avery Dennison Corp.	85,345
200	Badger Meter, Inc.	7,690
753	Brady Corp., Class A	27,786
688	Briggs & Stratton Corp.	15,487
863	Carlisle Cos., Inc.	34,045
8,848	Caterpillar, Inc.	660,149
2,199	Cintas Corp.	80,483
691	Clarcor, Inc.	25,194

Number of Shares		Value
	Common Stocks (Continued)
4,297	Danaher Corp.	$368,124
1,096	Donaldson Co., Inc.	46,975
2,751	Dover Corp.	126,546
10,964	Emerson Electric Co.	573,088
2,950	Expeditors International of Washington, Inc.	149,418
318	Franklin Electric Co., Inc.	13,855
5,616	General Dynamics Corp.	510,831
95,322	General Electric Co.	3,923,455
185	Gorman-Rupp (The) Co.	7,163
1,165	Harsco Corp.	70,622
641	HNI Corp.	27,794
7,530	Illinois Tool Works, Inc.	431,168
298	LSI Industries, Inc.	5,632
5,184	Masco Corp.	124,831
351	McGrath Rentcorp	12,032
495	Mine Safety Appliances Co.	22,666
114	NACCO Industries, Inc., Class A	11,809
467	Nordson Corp.	24,985
2,328	Parker Hannifin Corp.	187,101
1,377	Pentair, Inc.	48,732
3,031	Pitney Bowes, Inc.	121,361
250	Raven Industries, Inc.	10,803
1,226	Roper Industries, Inc.	86,813
545	Teleflex, Inc.	39,899
259	Tennant Co.	12,214
13,684	United Technologies Corp.	1,048,058
263	Universal Forest Products, Inc.	9,418
1,097	W.W. Grainger, Inc.	98,642
		9,938,135
	Information Technology—3.8%
7,306	Automatic Data Processing, Inc.	362,085
911	Diebold, Inc.	38,116
18,832	International Business Machines Corp.	2,186,772
1,237	Jack Henry & Associates, Inc.	36,145
3,140	Linear Technology Corp.	103,683
5,187	Paychex, Inc.	216,713
		2,943,514
	Materials—2.5%
2,992	Air Products & Chemicals, Inc.	292,766
1,322	Albemarle Corp.	63,139
946	AptarGroup, Inc.	42,286
1,391	Bemis Co., Inc.	39,171
3,392	Ecolab, Inc.	160,001
831	H.B. Fuller Co.	24,456
579	Martin Marietta Materials, Inc.	74,894
487	Myers Industries, Inc.	10,320
4,146	Nucor Corp.	257,135
2,267	PPG Industries, Inc.	169,436
4,373	Praxair, Inc.	373,803
2,711	Rohm & Haas Co.	140,647
1,681	RPM International, Inc.	36,024

See Notes to Financial Statements.
24

Schedule of Investments (Continued)

PowerShares Dividend AchieversTM Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
1,808	Sigma-Aldrich Corp.	$93,419
1,397	Sonoco Products Co.	43,195
1,392	Valspar (The) Corp.	34,842
1,323	Vulcan Materials Co.	113,130
		1,968,664
	Telecommunication Services—4.6%
84,430	AT&T, Inc.	3,528,330
1,498	CenturyTel, Inc.	65,987
		3,594,317
	Utilities—1.9%
237	American States Water Co.	10,772
1,841	Aqua America, Inc.	42,822
1,234	Atmos Energy Corp.	34,614
523	Black Hills Corp.	23,232
286	California Water Service Group	12,696
3,751	Consolidated Edison, Inc.	176,635
993	Energen Corp.	63,552
5,632	FPL Group, Inc.	385,340
1,052	Integrys Energy Group, Inc.	56,608
2,521	MDU Resources Group, Inc.	70,991
301	MGE Energy, Inc.	10,084
1,157	National Fuel Gas Co.	56,103
388	New Jersey Resources Corp.	19,109
412	Otter Tail Corp.	14,272
1,025	Piedmont Natural Gas Co., Inc.	26,168
1,389	Pinnacle West Capital Corp.	56,116
3,584	Progress Energy, Inc.	172,032
2,390	Questar Corp.	136,421
254	SJW Corp.	8,872
335	Southwest Water Co.	4,328
1,476	UGI Corp.	39,291
1,059	Vectren Corp.	29,694
683	WGL Holdings, Inc.	23,167
		1,472,919
	Total Common Stocks (Cost $72,505,626)	77,417,405
	Money Market Fund—0.2%
166,505	Liquid Assets Portfolio Private Class* (Cost $166,505)	166,505
	Total Investments (Cost $72,672,131)—100.0%	77,583,910
	Liabilities in excess of other assets—(0.0%)	(14,231)
	Net Assets—100.0%	$77,569,679

*  Affiliated Investment.

See Notes to Financial Statements.
25

Schedule of Investments

PowerShares High Yield Equity Dividend AchieversTM Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks—100.1%
	Consumer Discretionary—4.6%
1,197,332	La-Z-Boy, Inc.	$9,446,949
183,131	Superior Industries International, Inc.	3,701,078
		13,148,027
	Consumer Staples—3.4%
74,055	Altria Group, Inc.	5,400,831
93,558	Universal Corp.	4,560,017
		9,960,848
	Financials—65.2%
204,778	Arthur J. Gallagher & Co.	5,449,143
184,527	Associated Banc-Corp	5,325,449
133,538	Bank of America Corp.	6,447,215
154,986	BB&T Corp.	5,729,832
136,883	Citigroup, Inc.	5,735,398
134,452	Comerica, Inc.	6,276,219
159,794	Commerce Group (The), Inc.	5,830,883
257,723	Community Bank System, Inc.	5,388,988
871,503	Corus Bankshares, Inc.	9,603,962
437,847	F.N.B. Corp.	7,277,017
212,018	Fifth Third Bancorp	6,631,923
234,796	First BanCorp	4,247,460
668,438	First Commonwealth Financial Corp.	7,680,353
350,048	FirstMerit Corp.	7,421,018
404,602	Fulton Financial Corp.	5,304,332
395,564	Harleysville National Corp.	5,961,150
201,212	KeyCorp	5,724,481
95,362	Mercury General Corp.	4,893,024
345,983	National City Corp.	8,390,088
400,571	Old National Bancorp	6,693,541
202,893	Omega Financial Corp.	5,549,124
66,721	Park National Corp.	5,288,306
203,245	Provident Bankshares Corp.	5,014,054
140,432	S&T Bancorp, Inc.	4,651,108
475,387	Sterling Bancorp	6,983,435
305,198	Susquehanna Bancshares, Inc.	6,155,844
203,706	TCF Financial Corp.	4,638,386
189,064	U.S. Bancorp	6,269,362
165,567	Washington Federal, Inc.	4,000,099
288,667	Washington Mutual, Inc.	8,048,036
217,469	Whitney Holding Corp.	5,580,255
		188,189,485
	Health Care—2.1%
242,974	Pfizer, Inc.	5,979,590
	Industrials—0.9%
47,504	Emerson Electric Co.	2,483,034
	Materials—1.3%
176,814	RPM International, Inc.	3,789,124
	Telecommunication Services—1.4%
100,430	AT&T, Inc.	4,196,970

Number of Shares		Value
	Common Stocks (Continued)
	Utilities—21.2%
203,245	Atmos Energy Corp.	$5,701,022
93,534	Black Hills Corp.	4,154,780
134,510	Consolidated Edison, Inc.	6,334,076
123,378	Integrys Energy Group, Inc.	6,638,969
158,039	MGE Energy, Inc.	5,294,307
113,839	Otter Tail Corp.	3,943,383
197,386	Piedmont Natural Gas Co., Inc.	5,039,265
161,160	Pinnacle West Capital Corp.	6,510,864
137,591	Progress Energy, Inc.	6,604,368
208,269	Vectren Corp.	5,839,863
150,316	WGL Holdings, Inc.	5,098,719
		61,159,616
	Total Common Stocks (Cost $327,191,246)	288,906,694
	Money Market Fund—0.5%
1,369,339	Liquid Assets Portfolio Private Class* (Cost $1,369,339)	1,369,339
	Total Investments (Cost $328,560,585)—100.6%	290,276,033
	Liabilities in excess of other assets—(0.6%)	(1,670,896)
	Net Assets—100.0%	$288,605,137

*  Affiliated Investment.

See Notes to Financial Statements.
26

Schedule of Investments

PowerShares High Growth Rate Dividend AchieversTM Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks—99.8%
	Consumer Discretionary—13.7%
1,772	Applebee's International, Inc.	$44,902
297	Courier Corp.	11,224
5,652	Harley-Davidson, Inc.	291,078
1,714	Harte-Hanks, Inc.	30,218
40,913	Home Depot (The), Inc.	1,289,169
1,369	John Wiley & Sons, Inc., Class A	60,209
34,783	Lowe's Cos., Inc.	935,315
22,686	McDonald's Corp.	1,354,353
6,248	Nordstrom, Inc.	246,421
845	Polaris Industries, Inc.	41,557
3,227	Ross Stores, Inc.	87,194
10,453	TJX (The) Cos., Inc.	302,405
1,229	Wolverine World Wide, Inc.	31,512
		4,725,557
	Consumer Staples—5.4%
14,357	Sysco Corp.	492,302
30,499	Wal-Mart Stores, Inc.	1,378,859
		1,871,161
	Energy—1.1%
1,296	Holly Corp.	81,389
5,335	Kinder Morgan Energy Partners, L.P.	280,087
		361,476
	Financials—41.5%
11,514	AFLAC, Inc.	722,849
480	Alabama National Bancorp	37,834
21,747	American International Group, Inc.	1,372,671
503	Anchor BanCorp Wisconsin, Inc.	12,374
2,210	Arthur J. Gallagher & Co.	58,808
2,280	Astoria Financial Corp.	59,257
357	BancFirst Corp.	16,222
28,525	Bank of America Corp.	1,377,188
377	Banner Corp.	12,313
3,307	Brown & Brown, Inc.	83,303
32,371	Citigroup, Inc.	1,356,345
1,132	City National Corp.	76,523
4,547	Commerce Bancorp, Inc.	185,290
1,329	Corus Bankshares, Inc.	14,646
1,961	CVB Financial Corp.	22,983
2,908	Eaton Vance Corp.	145,487
1,341	Erie Indemnity Co., Class A	76,303
12,614	Fifth Third Bancorp	394,566
338	First Bancorp	6,114
476	First State Bancorp	8,078
501	Flushing Financial Corp.	8,517
2,421	Forest City Enterprises, Inc., Class A	137,803
15,592	Freddie Mac	814,370
1,264	Glacier Bancorp, Inc.	25,710
2,656	HCC Insurance Holdings, Inc.	79,388
302	IBERIABANK Corp.	14,970
533	Independent Bank Corp.	5,628
691	Irwin Financial Corp.	6,661
3,180	Legg Mason, Inc.	263,749

Number of Shares		Value
	Common Stocks (Continued)
12,490	Lehman Brothers Holdings, Inc.	$791,117
2,515	M&T Bank Corp.	250,192
1,289	Mercury General Corp.	66,139
1,895	Nuveen Investments, Inc., Class A	122,796
5,457	Old Republic International Corp.	83,656
284	Old Second Bancorp, Inc.	8,051
1,109	Pacific Capital Bancorp	22,990
7,092	People's United Financial, Inc.	126,096
757	Provident Bankshares Corp.	18,675
330	S.Y. Bancorp, Inc.	8,336
389	Sandy Spring Bancorp, Inc.	11,561
4,610	SEI Investments Co.	145,768
9,717	SLM Corp.	458,254
339	Southwest Bancorp, Inc.	6,417
971	State Auto Financial Corp.	26,722
9,160	State Street Corp.	730,693
423	Sterling Bancorp	6,214
1,596	Sterling Bancshares, Inc.	19,471
7,873	Synovus Financial Corp.	207,532
6,220	T. Rowe Price Group, Inc.	399,573
2,984	TCF Financial Corp.	67,946
1,347	Trustmark Corp.	36,356
40,684	U.S. Bancorp	1,349,081
20,473	Washington Mutual, Inc.	570,787
40,082	Wells Fargo & Co.	1,363,189
368	West Coast Bancorp	9,980
698	Westamerica Bancorp	33,560
		14,337,102
	Health Care—16.8%
5,733	Becton, Dickinson & Co.	478,476
8,543	Cardinal Health, Inc.	581,180
20,913	Johnson & Johnson	1,362,900
26,952	Medtronic, Inc.	1,278,603
939	Meridian Bioscience, Inc.	31,072
55,743	Pfizer, Inc.	1,371,835
9,663	Stryker Corp.	686,073
		5,790,139
	Industrials—9.6%
3,745	Cintas Corp.	137,067
7,321	Danaher Corp.	627,190
1,865	Donaldson Co., Inc.	79,934
5,024	Expeditors International of Washington, Inc.	254,466
541	Franklin Electric Co., Inc.	23,571
12,788	Illinois Tool Works, Inc.	732,241
508	LSI Industries, Inc.	9,601
596	McGrath Rentcorp	20,431
842	Mine Safety Appliances Co.	38,555
427	Raven Industries, Inc.	18,451
18,023	United Technologies Corp.	1,380,381
		3,321,888

See Notes to Financial Statements.
27

Schedule of Investments (Continued)

PowerShares High Growth Rate Dividend AchieversTM Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Information Technology—7.9%
12,375	Automatic Data Processing, Inc.	$613,305
13,023	International Business Machines Corp.	1,512,231
2,106	Jack Henry & Associates, Inc.	61,537
5,280	Linear Technology Corp.	174,346
8,814	Paychex, Inc.	368,249
		2,729,668
	Materials—3.8%
1,609	AptarGroup, Inc.	71,922
7,053	Nucor Corp.	437,427
7,437	Praxair, Inc.	635,715
3,075	Sigma-Aldrich Corp.	158,885
		1,303,949
	Total Common Stocks (Cost $34,140,093)	34,440,940
	Money Market Fund—0.2%
81,590	Liquid Assets Portfolio Private Class* (Cost $81,590)	81,590
	Total Investments (Cost $34,221,683)—100.0%	34,522,530
	Other assets less liabilities—0.0%	7,232
	Net Assets—100.0%	$34,529,762

*  Affiliated investment.

See Notes to Financial Statements.
28

Schedule of Investments

PowerShares International Dividend AchieversTM Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks—100.1%
	Consumer Discretionary—10.3%
208,461	Honda Motor Co. Ltd. ADR	$7,802,695
190,496	Luxottica Group SpA ADR	6,743,558
1,267,149	Pearson PLC ADR	21,326,118
358,120	Reed Elsevier N.V. ADR	13,945,193
269,825	Reed Elsevier PLC ADR	14,211,683
274,293	Thomson (The) Corp.	12,963,087
131,283	WPP Group PLC ADR	9,032,270
		86,024,604
	Consumer Staples—11.6%
230,179	British American Tobacco PLC ADR	17,650,126
28,089	Bunge Ltd.	3,235,572
264,251	Cadbury Schweppes PLC ADR	14,068,723
175,878	Diageo PLC ADR	16,136,807
146,728	Imperial Tobacco Group PLC ADR	14,913,434
488,670	Unilever N.V.	15,862,228
462,111	Unilever PLC ADR	15,647,078
		97,513,968
	Energy—9.4%
245,622	BP PLC ADR	19,156,060
27,488	Canadian Natural Resources Ltd.	2,287,002
408,779	Enbridge, Inc.	17,499,829
68,104	Imperial Oil Ltd.	3,686,470
241,793	Sasol Ltd. ADR	12,297,592
468,230	TransCanada Corp.	19,838,904
36,042	Yanzhou Coal Mining Co. Ltd. ADR	3,924,253
		78,690,110
	Financials—38.9%
150,231	ACE Ltd.	9,105,501
428,143	Allianz SE ADR	9,676,032
464,389	Allied Irish Banks PLC ADR	23,544,522
764,475	Banco Bilbao Vizcaya Argentaria S.A. ADR	19,295,349
781,545	Banco Santander Central Hispanic S.A. ADR	16,967,342
324,750	Bank of Montreal	21,621,855
313,829	Bank of Nova Scotia	17,643,466
578,369	Barclays PLC ADR	29,410,063
505,769	Brookfield Properties Corp.	12,629,052
166,769	Canadian Imperial Bank of Commerce	17,997,710
135,569	Credicorp Ltd.	10,076,844
77,074	Everest Re Group Ltd.	8,211,464
254,057	HSBC Holdings PLC ADR	25,283,752
239,961	Manulife Financial Corp.	11,131,791
204,840	Max Capital Group Ltd.	5,794,924
25,302	ORIX Corp. ADR	2,612,432
138,656	PartnerRe Ltd.	11,543,112
115,923	RenaissanceRe Holdings Ltd.	6,762,948
293,372	Royal Bank of Canada	17,355,888
236,481	Sun Life Financial, Inc.	13,763,194
190,906	Toronto-Dominion (The) Bank	14,394,312
155,428	Westpac Banking Corp. ADR	21,068,265
		325,889,818

Number of Shares		Value
	Common Stocks (Continued)
	Health Care—2.1%
92,583	Fresenius Medical Care AG ADR	$4,893,012
33,212	Novo Nordisk A/S ADR	4,141,204
72,562	Smith & Nephew PLC ADR	4,917,527
83,602	Teva Pharmaceutical Industries Ltd. ADR	3,679,324
		17,631,067
	Industrials—7.5%
137,190	Canadian National Railway Co.	7,681,268
1,713,644	Tomkins PLC ADR	32,250,780
1,162,943	Volvo AB ADR	22,851,830
		62,783,878
	Information Technology—7.5%
164,749	Canon, Inc. ADR	8,331,357
72,413	Dassault Systemes S.A. ADR	4,483,089
63,479	KYOCERA Corp. ADR	5,426,185
3,113,203	Nam Tai Electronics, Inc.	37,514,096
82,233	SAP AG ADR	4,463,607
97,070	Satyam Computer Services Ltd. ADR	2,946,075
		63,164,409
	Materials—3.9%
73,306	BHP Billiton Ltd. ADR	6,396,682
251,236	CRH PLC ADR	9,951,458
120,151	Compania de Minas Buenaventura S.A. ADR	6,897,869
641,152	Norsk Hydro ASA ADR	9,424,934
		32,670,943
	Telecommunication Services—4.5%
46,071	America Movil SAB de CV ADR	3,012,583
849,359	NTT DoCoMo, Inc. ADR	12,400,641
39,483	Rostelecom ADR	2,357,135
503,483	Vodafone Group PLC ADR	19,771,778
		37,542,137
	Utilities—4.4%
134,917	Consolidated Water Co., Inc.	4,472,499
292,844	Huaneng Power International, Inc. ADR	14,071,154
226,117	National Grid PLC ADR	18,541,594
		37,085,247
	Total Investments (Cost $760,263,597)—100.1%	838,996,181
	Liabilities in excess of other assets—(0.1%)	(711,237)
	Net Assets—100.0%	$838,284,944

ADR American Depositary Receipt.

See Notes to Financial Statements.
29

Schedule of Investments (Continued)

PowerShares International Dividend AchieversTM Portfolio

October 31, 2007 (Unaudited)

COUNTRY BREAKDOWN

October 31, 2007 (Unaudited)

	Value	Net Assets
United Kingdom	$272,317,793	32.5%
Canada	190,493,828	22.7
Bermuda	45,624,864	5.4
British Virgin Islands	37,514,096	4.5
Japan	36,573,310	4.4
Spain	36,262,691	4.3
Ireland	33,495,980	4.0
Netherlands	29,807,421	3.6
Australia	27,464,947	3.3
Sweden	22,851,830	2.7
Germany	19,032,651	2.3
China	17,995,407	2.1
Caymen Islands	13,578,000	1.6
South Africa	12,297,592	1.5
Norway	9,424,934	1.1
Peru	6,897,869	0.8
Italy	6,743,558	0.8
France	4,483,089	0.5
Demark	4,141,204	0.5
Israel	3,679,324	0.4
Mexico	3,012,583	0.4
India	2,946,075	0.4
Russia	2,357,135	0.3
Total investments	838,996,181	100.1
Liabilities in excess of other assets	(711,237)	(0.1)
Net Assets	$838,284,944	100.0%

See Notes to Financial Statements.
30

Schedule of Investments

PowerShares Buyback AchieversTM Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks—99.7%
	Consumer Discretionary—25.4%
3,612	American Greetings Corp., Class A	$95,140
1,487	Audiovox Corp., Class A*	17,844
4,929	Autoliv, Inc.	311,414
12,018	AutoNation, Inc.*	212,598
4,217	AutoZone, Inc.*	524,637
17,353	Bed Bath & Beyond, Inc.*	588,961
6,700	Belo Corp., Class A	123,950
4,349	Black & Decker (The) Corp.	391,019
1,034	Blue Nile, Inc.*	81,727
3,828	Borders Group, Inc.	59,028
1,733	Brookfield Homes Corp.	26,047
1,543	CBRL Group, Inc.	61,566
7,869	Centex Corp.	197,197
32,741	Clear Channel Communications, Inc.	1,236,628
2,348	Columbia Sportswear Co.	114,465
5,498	Corinthian Colleges, Inc.*	90,112
415	CPI Corp.	13,782
2,810	Cumulus Media, Inc., Class A*	28,971
78,049	DIRECTV Group (The), Inc.*	2,066,737
2,133	Dover Downs Gaming & Entertainment, Inc.	23,314
2,524	Entercom Communications Corp., Class A	46,820
6,878	Entravision Communications Corp., Class A*	62,590
3,518	Furniture Brands International, Inc.	42,392
52,434	Gap (The), Inc.	991,003
9,358	Gentex Corp.	194,459
15,834	Harley-Davidson, Inc.	815,451
4,735	Harte-Hanks, Inc.	83,478
10,598	Hasbro, Inc.	316,350
2,024	Hibbett Sports, Inc.*	47,746
1,104	IHOP Corp.	69,916
2,584	ITT Educational Services, Inc.*	328,659
1,647	Jackson Hewitt Tax Service, Inc.	51,469
7,089	Jones Apparel Group, Inc.	148,444
5,828	KB Home	161,086
1,685	Kellwood Co.	27,920
20,885	Kohl's Corp.*	1,148,048
24,122	Marriott International, Inc., Class A	991,655
5,265	Marvel Entertainment, Inc.*	130,256
24,043	Mattel, Inc.	502,258
21,562	McGraw-Hill (The) Cos., Inc.	1,078,962
7,135	Mediacom Communications Corp., Class A*	41,026
953	Midas, Inc.*	15,219
2,054	Nautilus, Inc.	13,207
352	NVR, Inc.*	167,464
17,927	Office Depot, Inc.*	336,311
21,469	Omnicom Group, Inc.	1,094,490
4,555	Pacific Sunwear of California, Inc.*	76,160
2,334	Polaris Industries, Inc.	114,786
838	Pre-Paid Legal Services, Inc.*	49,945
2,272	Progressive Gaming International Corp.*	9,043
6,432	Radio One, Inc., Class D*	22,448
3,355	Ruby Tuesday, Inc.	53,579
2,730	Ryland Group, Inc.	77,614

Number of Shares		Value
	Common Stocks (Continued)
1,553	Salem Communications Corp., Class A	$12,424
3,943	Sonic Corp.*	97,708
1,235	Standard Motor Products, Inc.	10,325
4,757	Standard-Pacific Corp.	22,834
672	Stanley Furniture Co., Inc.	9,180
3,726	Station Casinos, Inc.	334,595
6,373	Stewart Enterprises, Inc., Class A	57,803
1,485	Sturm, Ruger & Co., Inc.*	13,885
5,223	Sun-Times Media Group, Inc., Class A*	11,543
434	Superior Uniform Group, Inc.	5,768
5,146	Tempur-Pedic International, Inc.	185,256
4,035	Timberland (The) Co., Class A*	78,723
246,343	Time Warner, Inc.	4,498,222
7,706	Tribune Co.	233,184
45,129	Viacom, Inc., Class B*	1,863,375
2,739	WCI Communities, Inc.*	14,955
5,151	Weight Watchers International, Inc.	263,937
33,384	Yum! Brands, Inc.	1,344,374
		24,633,482
	Consumer Staples—2.9%
25,235	Campbell Soup Co.	933,190
1,236	Chattem, Inc.*	91,835
3,706	Energizer Holdings, Inc.*	386,536
12,558	Estee Lauder (The) Cos., Inc., Class A	551,296
14,983	Hershey (The) Co.	645,917
1,962	Lancaster Colony Corp.	78,814
2,308	Performance Food Group Co.*	62,293
1,684	Ralcorp Holdings, Inc.*	94,809
		2,844,690
	Energy—8.9%
20,915	Baker Hughes, Inc.	1,813,749
19,169	BJ Services Co.	482,867
6,557	Exterran Holdings, Inc.*	552,099
51,081	Exxon Mobil Corp.	4,698,942
3,579	Holly Corp.	224,761
10,337	Patterson-UTI Energy, Inc.	206,120
970	Petroleum Development Corp.*	44,057
7,829	Sunoco, Inc.	576,214
		8,598,809
	Financials—13.0%
1,909	Affiliated Managers Group, Inc.*	251,129
714	American Physicians Capital, Inc.	31,102
7,439	AmeriCredit Corp.*	104,964
1,975	Asset Acceptance Capital Corp.	21,251
1,130	Associated Estates Realty Corp.	13,718
7,746	Assurant, Inc.	452,676
6,296	Astoria Financial Corp.	163,633
1,222	Beverly Hills Bancorp, Inc.	7,662
3,706	Erie Indemnity Co., Class A	210,871
680	Federal Agricultural Mortgage Corp., Class C	19,958
2,524	First Financial Bancorp	29,657
1,830	GAMCO Investors, Inc., Class A	113,295
28,831	Genworth Financial, Inc., Class A	787,086

See Notes to Financial Statements.
31

Schedule of Investments (Continued)

PowerShares Buyback AchieversTM Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
18,414	Goldman Sachs Group (The), Inc.	$4,565,200
3,379	Hanover Insurance Group (The), Inc.	155,671
1,604	Housevalues, Inc.*	6,256
34,694	Hudson City Bancorp, Inc.	543,308
11,154	Janus Capital Group, Inc.	384,925
1,703	KNBT Bancorp, Inc.	29,189
5,320	MGIC Investment Corp.	102,995
167	Monarch Community Bancorp, Inc.	1,979
17,513	Moody's Corp.	765,668
5,230	Nuveen Investments, Inc., Class A	338,904
348	Oak Hill Financial, Inc.	10,228
2,828	Partners Trust Financial Group, Inc.	35,124
1,202	Piper Jaffray Cos.*	61,783
4,016	Provident Financial Services, Inc.	63,613
30,280	Prudential Financial, Inc.	2,928,682
1,253	QC Holdings, Inc.	18,995
6,026	Torchmark Corp.	392,654
		12,612,176
	Health Care—15.1%
3,935	Advanced Medical Optics, Inc.*	108,016
32,867	Aetna, Inc.	1,846,138
599	America Service Group, Inc.*	6,661
11,687	AmerisourceBergen Corp.	550,575
71,224	Amgen, Inc.*	4,138,826
2,913	AMICAS, Inc.*	7,749
12,059	Applera Corp. - Applied Biosystems Group	447,871
2,845	Apria Healthcare Group, Inc.*	68,764
23,860	Cardinal Health, Inc.	1,623,195
4,421	Charles River Laboratories International, Inc.*	256,418
18,567	CIGNA Corp.	974,582
1,861	CONMED Corp.*	52,927
16,508	Express Scripts, Inc.*	1,041,655
20,782	Forest Laboratories, Inc.*	811,953
11,961	Hlth Corp.*	168,770
12,814	IMS Health, Inc.	323,041
3,012	Invitrogen Corp.*	273,700
7,633	Laboratory Corp. of America Holdings*	524,769
4,769	Manor Care, Inc.	317,520
7,702	PerkinElmer, Inc.	211,959
3,474	Savient Pharmaceuticals, Inc.*	48,914
4,216	STERIS Corp.	122,433
6,496	Waters Corp.*	500,062
6,737	Watson Pharmaceuticals, Inc.*	205,883
		14,632,381
	Industrials—6.5%
1,917	Albany International Corp., Class A	71,888
2,188	Alliant Techsystems, Inc.*	241,533
1,829	Bowne & Co., Inc.	31,788
3,157	Brink's (The) Co.	197,786
4,271	CBIZ, Inc.*	38,439
2,935	Con-way, Inc.	125,060
2,311	Diamond Management & Technology Consultants, Inc.	24,681

Number of Shares		Value
	Common Stocks (Continued)
1,547	Dollar Thrifty Automotive Group*	$53,372
3,827	Dun & Bradstreet (The) Corp.	370,645
947	Exponent, Inc.*	28,609
1,099	GP Strategies Corp.*	12,078
1,182	Heidrick & Struggles International, Inc.	51,086
3,958	Herman Miller, Inc.	107,737
3,010	HNI Corp.	130,514
1,098	Innovative Solutions & Support, Inc.*	23,739
8,209	J.B. Hunt Transport Services, Inc.	227,553
7,030	Joy Global, Inc.	408,162
5,004	Kansas City Southern*	193,605
3,254	Knoll, Inc.	61,793
555	Lawson Products, Inc.	19,641
24,568	Masco Corp.	591,597
1,307	NCI Building Systems, Inc.*	51,208
2,197	Nordson Corp.	117,540
180	Paragon Technologies, Inc.*	1,395
12,406	Republic Services, Inc.	424,161
9,927	Rockwell Automation, Inc.	683,772
3,771	Ryder System, Inc.	180,442
3,656	Spherion Corp.*	31,880
3,535	SPX Corp.	358,096
16,422	Textron, Inc.	1,136,568
2,585	Toro (The) Co.	143,881
1,785	United Stationers, Inc.*	103,369
		6,243,618
	Information Technology—22.9%
5,251	Acxiom Corp.	68,998
4,453	ADTRAN, Inc.	107,184
1,669	Advent Software, Inc.*	92,346
25,364	Agilent Technologies, Inc.*	934,663
20,394	Analog Devices, Inc.	682,383
90,543	Applied Materials, Inc.	1,758,345
2,192	ATMI, Inc.*	70,451
13,207	BMC Software, Inc.*	446,925
33,864	CA, Inc.	895,703
2,811	Cognex Corp.	50,542
11,446	Computer Sciences Corp.*	668,332
19,781	Compuware Corp.*	197,810
579	Cyberoptics Corp.*	7,243
4,280	Diebold, Inc.	179,075
4,126	DST Systems, Inc.*	349,513
8,049	EarthLink, Inc.*	63,668
137,884	EMC Corp.*	3,500,875
3,601	Fair Isaac Corp.	136,550
10,834	Fiserv, Inc.*	600,204
4,388	FLIR Systems, Inc.*	304,483
1,516	Gevity HR, Inc.	15,130
8,658	Intersil Corp., Class A	262,684
6,162	Lexmark International, Inc., Class A*	258,742
5,062	Micrel, Inc.	45,811
138,230	Microsoft Corp.	5,088,245
808	MicroStrategy, Inc., Class A*	79,451
1,164	MTS Systems Corp.	51,786

See Notes to Financial Statements.
32

Schedule of Investments (Continued)

PowerShares Buyback AchieversTM Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
17,160	National Semiconductor Corp.	$431,402
2,968	NMS Communications Corp.*	4,749
23,037	Novell, Inc.*	174,160
8,049	Novellus Systems, Inc.*	228,672
1,055	Numerex Corp., Class A*	8,925
830	Overland Storage, Inc.*	1,685
540	Perceptron, Inc.*	7,776
5,974	Polycom, Inc.*	167,153
1,888	Renaissance Learning, Inc.	26,470
1,841	Selectica, Inc.*	3,572
2,332	Sigmatel, Inc.*	7,136
1,225	SM&A*	8,269
57,895	Symantec Corp.*	1,087,268
358	Tessco Technologies, Inc.*	5,452
93,914	Texas Instruments, Inc.	3,061,596
988	Travelzoo, Inc.*	17,784
2,939	Websense, Inc.*	54,078
		22,213,289
	Materials—2.6%
1,775	A. Schulman, Inc.	41,908
443	AEP Industries, Inc.*	17,654
4,089	Ashland, Inc.	240,106
2,669	Cleveland-Cliffs, Inc.	255,290
3,114	Eagle Materials, Inc.	123,034
438	Friedman Industries, Inc.	3,548
28,186	International Paper Co.	1,041,754
8,508	Pactiv Corp.*	233,715
6,218	Vulcan Materials Co.	531,701
		2,488,710
	Telecommunication Services—1.2%
7,037	CenturyTel, Inc.	309,980
18,720	Crown Castle International Corp.*	768,831
5,343	IDT Corp., Class B	42,904
		1,121,715
	Utilities—1.2%
664	Central Vermont Public Service Corp.	21,102
23,239	PG&E Corp.	1,137,084
		1,158,186
	Total Investments (Cost $94,749,588)—99.7%	96,547,056
	Other assets less liabilities—0.3%	321,752
	Net Assets—100.0%	$96,868,808

*  Non-income producing security.

See Notes to Financial Statements.
33

Schedule of Investments

PowerShares Financial Preferred Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Preferred Stocks—100.1%
	Banks—40.5%
249,228	Bank of America Corp., 6.20%, Series D	$6,131,009
241,191	Barclays Bank PLC, 6.63%, Series 2 (United Kingdom)	5,923,651
265,309	HSBC Holdings PLC, 6.20%, Series A (United Kingdom)	5,974,759
120,192	HSBC USA, Inc., 6.50%, Series H	3,043,261
176,873	Royal Bank of Scotland Group PLC, 6.25%, Series P (United Kingdom)	4,002,636
321,584	Royal Bank of Scotland Group PLC, 6.35%, Series N (United Kingdom)	7,402,864
297,465	Royal Bank of Scotland Group PLC, 6.40%, Series M (United Kingdom)	6,841,695
281,053	Royal Bank of Scotland Group PLC, 6.60%, Series S (United Kingdom)	6,641,282
217,070	Royal Bank of Scotland Group PLC, 6.75%, Series Q (United Kingdom)	5,346,434
		51,307,591
	Diversified Financial Services—16.9%
130,898	CIT Group, Inc., 6.35%, Series A	2,919,025
246,286	Goldman Sachs Group (The), Inc., 6.20%, Series B	5,920,716
184,910	HSBC Finance Corp., 6.36%	4,546,937
96,474	Lehman Brothers Holdings, 6.50%	2,388,696
238,524	Merrill Lynch & Co., Inc., 6.38%, Series 3	5,724,576
		21,499,950
	Insurance—42.7%
184,910	ACE Ltd., 7.80%, Series C (Cayman Islands)	4,715,205
321,584	Aegon N.V., 6.38% (Netherlands)	7,390,000
236,570	Aegon N.V., 6.50% (Netherlands)	5,462,401
101,040	Aegon N.V., 6.88% (Netherlands)	2,477,501
80,399	Axis Capital Holdings Ltd., 7.25%, Series A (Bermuda)	1,933,596
225,110	ING Groep N.V., 6.13% (Netherlands)	4,941,165
160,792	ING Groep N.V., 6.20% (Netherlands)	3,561,543
262,651	ING Groep N.V., 6.38% (Netherlands)	6,033,093
241,191	MetLife, Inc., 6.50%, Series B	5,996,008
112,961	PartnerRe Ltd., 6.75%, Series C (Bermuda)	2,654,583
96,474	Prudential PLC, 6.50% (United Kingdom)	2,267,139
92,007	Prudential PLC, 6.75% (United Kingdom)	2,243,131
80,399	RenaissanceRe Holdings Ltd., 6.08%, Series C (Bermuda)	1,591,900
134,495	RenaissanceRe Holdings Ltd., 6.60%, Series D (Bermuda)	2,891,643
		54,158,908
	Total Preferred Stocks (Cost $134,390,912)	126,966,449

Number of Shares		Value
	Money Market Fund—0.2%
200,470	Liquid Assets Portfolio Private Class* (Cost $200,470)	$200,470
	Total Investments (Cost $134,591,382)—100.3%	127,166,919
	Liabilities in excess of other assets—(0.3%)	(379,014)
	Net Assets—100.0%	$126,787,905

*   Affiliated investment.

COUNTRY BREAKDOWN

October 31, 2007 (Unaudited)

	Value	Net Assets
United Kingdom	$46,643,591	36.8%
United States	36,870,698	29.1
Netherlands	29,865,703	23.5
Bermuda	9,071,722	7.2
Cayman Islands	4,715,205	3.7
Total investments	127,166,919	100.3
Liabilities in excess of other assets	(379,014)	(0.3)
Net Assets	$126,787,905	100.0%

See Notes to Financial Statements.
34

This page intentionally left blank

Statements of Assets and Liabilities

October 31, 2007 (Unaudited)

	PowerShares Dividend AchieversTM Portfolio	PowerShares High Yield Equity Dividend AchieversTM Portfolio	PowerShares High Growth Rate Dividend AchieversTM Portfolio
ASSETS:
Unaffiliated investment at value	$77,417,405	$288,906,694	$34,440,940
Affiliated investment at value	166,505	1,369,339	81,590
Cash	271,539	—	196,380
Receivables:
Capital stock sold	1,762,947	10,151,940	1,644,274
Investments sold	406,152	32,256,527	2,103,648
Dividends	97,846	804,190	33,132
Expense waivers due from Adviser	5,363	—	7,950
Other assets	851	5,181	505
Total Assets	80,128,608	333,493,871	38,508,419
LIABILITIES:
Due to custodian	—	1,220,156	—
Payables:
Capital stock repurchased	1,762,947	17,319,469	1,644,274
Investments purchased	718,487	26,058,196	2,282,592
Expense reimbursements due to Adviser	—	12,359	—
Accrued advisory fees	26,516	106,419	12,853
Accrued expenses	50,979	172,135	38,938
Total Liabilities	2,558,929	44,888,734	3,978,657
NET ASSETS	$77,569,679	$288,605,137	$34,529,762
NET ASSETS CONSIST OF:
Paid-in capital	$71,491,182	$339,093,544	$33,747,690
Undistributed net investment income/distribution in excess of net investment income	198,966	1,059,768	70,268
Accumulated net realized gain (loss) on investments	967,752	(13,263,623)	410,957
Net unrealized appreciation (depreciation) of investments	4,911,779	(38,284,552)	300,847
Net Assets	$77,569,679	$288,605,137	$34,529,762
Shares outstanding (unlimited amount authorized, $0.01 par value)	4,400,000	19,900,000	2,100,000
Net asset value	$17.63	$14.50	$16.44
Unaffiliated investments at cost	$72,505,626	$327,191,246	$34,140,093
Affiliated investments at cost	$166,505	$1,369,339	$81,590

See Notes to Financial Statements.
36

	PowerShares International Dividend AchieversTM Portfolio	PowerShares Buyback AchieversTM Portfolio	PowerShares Financial Preferred Portfolio
ASSETS:
Unaffiliated investment at value	$838,996,181	$96,547,056	$126,966,449
Affiliated investment at value	—	—	200,470
Cash	364,747	224,148	—
Receivables:
Capital stock sold	56,035,090	2,618,076	2,264,070
Investments sold	74,807,130	1,737,593	—
Dividends	1,177,801	34,025	92,680
Expense waivers due from Adviser	—	3,001	1,200
Other assets	6,719	766	1,217
Total Assets	971,387,668	101,164,665	129,526,086
LIABILITIES:
Due to custodian	—	—	344,446
Payables:
Capital stock repurchased	64,940,107	2,618,076	—
Investments purchased	67,665,506	1,562,279	2,263,906
Expense reimbursements due to Adviser	15,359	—	—
Accrued advisory fees	277,511	42,373	50,600
Accrued expenses	204,241	73,129	79,229
Total Liabilities	133,102,724	4,295,857	2,738,181
NET ASSETS	$838,284,944	$96,868,808	$126,787,905
NET ASSETS CONSIST OF:
Paid-in capital	$718,591,889	$94,492,757	$137,370,835
Undistributed net investment income/distribution in excess of net investment income	2,569,205	(8,416)	286,781
Accumulated net realized gain (loss) on investments	38,391,266	586,999	(3,445,248)
Net unrealized appreciation (depreciation) of investments	78,732,584	1,797,468	(7,424,463)
Net Assets	$838,284,944	$96,868,808	$126,787,905
Shares outstanding (unlimited amount authorized, $0.01 par value)	37,400,000	3,700,000	5,600,000
Net asset value	$22.41	$26.18	$22.64
Unaffiliated investments at cost	$760,263,597	$94,749,588	$134,390,912
Affiliated investments at cost	$—	$—	$200,470

37

Statements of Operations

Six Months Ended October 31, 2007 (Unaudited)

	PowerShares Dividend AchieversTM Portfolio	PowerShares High Yield Equity Dividend AchieversTM Portfolio	PowerShares High Growth Rate Dividend AchieversTM Portfolio
INVESTMENT INCOME:
Unaffiliated dividend income	$941,983	$9,208,004	$466,432
Affiliated dividend income	5,008	12,798	2,124
Foreign withholding tax	—	—	—
Total Income	946,991	9,220,802	468,556
EXPENSES:
Advisory fees	144,440	762,055	81,561
Administration & Accounting fees	42,912	55,634	42,912
Sub-licensing	36,110	190,514	20,390
Printing	8,442	52,359	4,744
Audit	8,319	8,319	8,319
Listing fee and expenses	5,098	5,404	5,075
Trustees	3,994	10,292	3,405
Custodian & transfer agent fees	3,496	12,225	3,468
Legal	1,284	8,011	691
Registration & filings	—	—	—
Offering costs	—	—	—
Other expenses	7,208	7,243	5,009
Total Expenses	261,303	1,112,056	175,574
Net expenses reimbursed to the Adviser under the Expense Agreement	—	31,027	—
Less fees waived/reimbursed:
Advisory	(44,644)	—	(53,232)
Net Expenses	216,659	1,143,083	122,342
Net Investment Income	730,332	8,077,719	346,214
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(15,783)	(5,110,754)	(217,134)
In-kind redemptions	1,114,939	2,506,804	887,406
Net realized gain (loss)	1,099,156	(2,603,950)	670,272
Net change in unrealized appreciation/ depreciation on investments	(1,068,700)	(31,495,368)	(1,807,492)
Net realized and unrealized gain (loss) on investments	30,456	(34,099,318)	(1,137,220)
Net increase (decrease) in net assets resulting from operations	$760,788	$(26,021,599)	$(791,006)

See Notes to Financial Statements.
38

	PowerShares International Dividend AchieversTM Portfolio	PowerShares Buyback AchieversTM Portfolio	PowerShares Financial Preferred Portfolio
INVESTMENT INCOME:
Unaffiliated dividend income	$11,456,771	$370,654	$3,823,515
Affiliated dividend income	1,188	—	5,232
Foreign withholding tax	(691,434)	—	—
Total Income	10,766,525	370,654	3,828,747
EXPENSES:
Advisory fees	1,351,549	210,530	283,301
Administration & Accounting fees	95,450	42,727	41,994
Sub-licensing	337,887	42,106	56,660
Printing	62,868	7,459	11,523
Audit	8,319	8,319	8,319
Listing fee and expenses	5,464	5,088	5,117
Trustees	13,968	4,058	4,898
Custodian & transfer agent fees	18,703	4,685	4,504
Legal	9,137	967	1,609
Registration & filings	—	4,248	7,119
Offering costs	—	15,872	22,109
Other expenses	8,779	4,195	4,477
Total Expenses	1,912,124	350,254	451,630
Net expenses reimbursed to the Adviser under the Expense Agreement	91,555	—	—
Less fees waived/reimbursed:
Advisory	—	(39,640)	(32,900)
Net Expenses	2,003,679	310,614	418,730
Net Investment Income	8,762,846	60,040	3,410,017
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(1,619,178)	(162,780)	(3,433,928)
In-kind redemptions	45,566,006	1,050,700	(11,320)
Net realized gain (loss)	43,946,828	887,920	(3,445,248)
Net change in unrealized appreciation/ depreciation on investments	35,878,690	408,919	(6,930,242)
Net realized and unrealized gain (loss) on investments	79,825,518	1,296,839	(10,375,490)
Net increase (decrease) in net assets resulting from operations	$88,588,364	$1,356,879	$(6,965,473)

39

Statements of Changes in Net Assets

	PowerShares Dividend AchieversTM Portfolio		PowerShares High Yield Equity Dividend AchieversTM Portfolio		PowerShares High Growth Rate Dividend AchieversTM Portfolio
	Six Months Ended October 31, 2007 (Unaudited)	Year Ended April 30, 2007	Six Months Ended October 31, 2007 (Unaudited)	Year Ended April 30, 2007	Six Months Ended October 31, 2007 (Unaudited)	Year Ended April 30, 2007
OPERATIONS:
Net investment income	$730,332	$891,157	$8,077,719	$15,167,615	$346,214	$625,435
Net realized gain (loss) on investments	1,099,156	852,815	(2,603,950)	21,966,940	670,272	1,149,160
Net change in unrealized appreciation/ depreciation of investments	(1,068,700)	4,770,653	(31,495,368)	594,916	(1,807,492)	643,486
Net increase (decrease) in net assets resulting from operations	760,788	6,514,625	(26,021,599)	37,729,471	(791,006)	2,418,081
Undistributed net investment income/(loss) included in the price of units issued and redeemed	44,791	70,102	480,347	(112,827)	(13,992)	14,460
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(590,158)	(892,954)	(7,498,298)	(16,754,893)	(277,862)	(627,388)
Tax return of capital	—	—	—	(788,801)	—	—
Total distributions to shareholders	(590,158)	(892,954)	(7,498,298)	(17,543,694)	(277,862)	(627,388)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	15,943,055	49,447,993	18,625,419	191,978,674	3,248,817	26,475,751
Value of shares repurchased	(8,622,941)	(8,439,931)	(136,320,754)	(232,033,594)	(9,777,717)	(13,366,288)
Net income equalization	(44,791)	(70,102)	(480,347)	112,827	13,992	(14,460)
Net increase (decrease) in net assets resulting from shares transactions	7,275,323	40,937,960	(118,175,682)	(39,942,093)	(6,514,908)	13,095,003
Increase (Decrease) in Net Assets	7,490,744	46,629,733	(151,215,232)	(19,869,143)	(7,597,768)	14,900,156
NET ASSETS:
Beginning of period	70,078,935	23,449,202	439,820,369	459,689,512	42,127,530	27,227,374
End of period	$77,569,679	$70,078,935	$288,605,137	$439,820,369	$34,529,762	$42,127,530
Undistributed net investment income/distribution in excess of net investment income at end of period	$198,966	$14,002	$1,059,768	$—	$70,268	$15,907
CHANGES IN SHARES OUTSTANDING:
Shares sold	900,000	3,000,000	1,300,000	12,000,000	200,000	1,600,000
Shares repurchased	(500,000)	(500,000)	(9,200,000)	(14,700,000)	(600,000)	(800,000)
Shares outstanding, beginning of period	4,000,000	1,500,000	27,800,000	30,500,000	2,500,000	1,700,000
Shares outstanding, end of period	4,400,000	4,000,000	19,900,000	27,800,000	2,100,000	2,500,000

*  Commencement of Investment Operations.

See Notes to Financial Statements.
40

	PowerShares International Dividend AchieversTM Portfolio		PowerShares Buyback AchieversTM Portfolio		PowerShares Financial Preferred Portfolio
	Six Months Ended October 31, 2007 (Unaudited)	Year Ended April 30, 2007	Six Months Ended October 31, 2007 (Unaudited)	For the Period December 20, 2006* Through April 30, 2007	Six Months Ended October 31, 2007 (Unaudited)	For the Period December 01, 2006* Through April 30, 2007
OPERATIONS:
Net investment income	$8,762,846	$9,691,791	$60,040	$20,428	$3,410,017	$1,065,631
Net realized gain (loss) on investments	43,946,828	30,945,521	887,920	403,046	(3,445,248)	38,292
Net change in unrealized appreciation/ depreciation of investments	35,878,690	34,368,081	408,919	1,388,549	(6,930,242)	(494,221)
Net increase (decrease) in net assets resulting from operations	88,588,364	75,005,393	1,356,879	1,812,023	(6,965,473)	609,702
Undistributed net investment income/(loss) included in the price of units issued and redeemed	1,103,406	2,016,764	2,843	19,385	6,403	193,038
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(7,975,620)	(9,485,475)	(71,299)	(39,938)	(3,129,639)	(1,336,352)
Tax return of capital	—	—	—	—	—	—
Total distributions to shareholders	(7,975,620)	(9,485,475)	(71,299)	(39,938)	(3,129,639)	(1,336,352)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	385,992,371	518,438,866	43,552,651	78,476,709	42,680,357	104,833,729
Value of shares repurchased	(181,520,166)	(201,601,419)	(10,352,563)	(17,865,654)	(4,915,580)	(4,988,839)
Net income equalization	(1,103,406)	(2,016,764)	(2,843)	(19,385)	(6,403)	(193,038)
Net increase (decrease) in net assets resulting from shares transactions	203,368,799	314,820,683	33,197,245	60,591,670	37,758,374	99,651,852
Increase (Decrease) in Net Assets	285,084,949	382,357,365	34,485,668	62,383,140	27,669,665	99,118,240
NET ASSETS:
Beginning of period	553,199,995	170,842,630	62,383,140	—	99,118,240	—
End of period	$838,284,944	$553,199,995	$96,868,808	$62,383,140	$126,787,905	$99,118,240
Undistributed net investment income/distribution in excess of net investment income at end of period	$2,569,205	$678,573	$(8,416)	$—	$286,781	$—
CHANGES IN SHARES OUTSTANDING:
Shares sold	18,400,000	28,200,000	1,700,000	3,100,000	1,800,000	4,200,000
Shares repurchased	(8,500,000)	(10,800,000)	(400,000)	(700,000)	(200,000)	(200,000)
Shares outstanding, beginning of period	27,500,000	10,100,000	2,400,000	—	4,000,000	—
Shares outstanding, end of period	37,400,000	27,500,000	3,700,000	2,400,000	5,600,000	4,000,000

41

Financial Highlights

PowerShares Dividend AchieversTM Portfolio

	Six Months Ended October 31, 2007 (Unaudited)		Year Ended April 30, 2007	For the Period September 15, 2005* Through April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$17.52		$15.63	$14.84
Net investment income**	0.18		0.32	0.17
Net realized and unrealized gain on investments	0.06		1.85	0.78
Total from operations	0.24		2.17	0.95
Undistributed net investment income included in price of units issued and redeemed**	0.01		0.03	—	(a)
Distributions to shareholders from:
Net investment income	(0.14)		(0.31)	(0.16)
Net asset value at end of period	$17.63		$17.52	$15.63
TOTAL RETURN***	1.43%		14.26%	6.45%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$77,570		$70,079	$23,449
Ratio to average net assets of:
Expenses, net of waivers and reimbursements	0.60	%†	0.60%	0.67	%†
Expenses, prior to waivers and reimbursements	0.72	%†(b)	0.92%	1.02	%†
Net investment income, net of waivers and reimbursements	2.02	%†	1.94%	1.81	%†
Portfolio turnover rate ††	2%		9%	8%

PowerShares High Yield Equity Dividend AchieversTM Portfolio

	Six Months Ended October 31, 2007		Year Ended April 30,			For the Period December 9, 2004* Through
	(Unaudited)		2007		2006	April 30, 2005
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$15.82		$15.07		$14.41	$14.79
Net investment income**	0.33		0.54		0.53	0.18
Net realized and unrealized gain (loss) on investments	(1.37)		0.84		0.59	(0.39)
Total from operations	(1.04)		1.38		1.12	(0.21)
Undistributed net investment income included in price of units issued and redeemed**	0.02		—	(a)	0.02	—
Distributions to shareholders from:
Net investment income	(0.30)		(0.60)		(0.48)	(0.17)
Tax return of capital	—		(0.03)		—	—
Total distributions	(0.30)		(0.63)		(0.48)	(0.17)
Net asset value at end of period	$14.50		$15.82		$15.07	$14.41
TOTAL RETURN***	(6.49)%		9.28%		7.92%	(1.44)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$288,605		$439,820		$459,690	$314,245
Ratio to average net assets of:
Expenses, net of waivers and reimbursements	0.60	%†	0.60%		0.61%	0.60%†
Expenses, prior to waivers and reimbursements	0.58	%†(c)	0.60	%(c)	0.65%	0.66%†
Net investment income, net of waivers and reimbursements	4.24	%†	3.47%		3.49%	3.57%†
Portfolio turnover rate ††	11%		20%		9%	21%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  Amount represents less than $0.01.

(b)  These expenses, prior to waivers, exclude amounts reimbursed to the Adviser under the Expense Agreement of less than 0.01% for the six months ended October 31, 2007.

(c)  These expenses, prior to waivers, exclude amounts reimbursed to the Adviser under the Expense Agreement of 0.01% and 0.02% for the six months ended October 31, 2007, and for the year ended April 30, 2007, respectively.

See Notes to Financial Statements.
42

Financial Highlights (Continued)

PowerShares High Growth Rate Dividend AchieversTM Portfolio

	Six Months Ended October 31, 2007 (Unaudited)		Year Ended April 30, 2007	For the Period September 15, 2005* Through April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$16.85		$16.02	$14.78
Net investment income**	0.15		0.30	0.15
Net realized and unrealized gain (loss) on investments	(0.43)		0.82	1.24
Total from operations	(0.28)		1.12	1.39
Undistributed net investment income (loss) included in price of units issued and redeemed**	(0.01)		0.01	—	(a)
Distributions to shareholders from:
Net investment income	(0.12)		(0.30)	(0.15)
Net asset value at end of period	$16.44		$16.85	$16.02
TOTAL RETURN***	(1.76)%		7.11%	9.39%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$34,530		$42,128	$27,227
Ratio to average net assets of:
Expenses, net of waivers and reimbursements	0.60	%†	0.61%	0.66	%†
Expenses, prior to waivers and reimbursements	0.86	%†(b)	1.04%	1.00	%†
Net investment income, net of waivers and reimbursements	1.70	%†	1.86%	1.59	%†
Portfolio turnover rate ††	4%		12%	20%

PowerShares International Dividend AchieversTM Portfolio

	Six Months Ended October 31, 2007 (Unaudited)		Year Ended April 30, 2007		For the Period September 15, 2005* Through April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$20.12		$16.92		$14.96
Net investment income**	0.27		0.53		0.28
Net realized and unrealized gain on investments	2.23		3.09		1.84
Total from operations	2.50		3.62		2.12
Undistributed net investment income included in price of units issued and redeemed**	0.03		0.11		0.04
Distributions to shareholders from:
Net investment income	(0.24)		(0.53)		(0.20)
Net asset value at end of period	$22.41		$20.12		$16.92
TOTAL RETURN***	12.69%		22.56%		14.50%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$838,285		$553,200		$170,843
Ratio to average net assets of:
Expenses, net of waivers and reimbursements	0.59	%†	0.60%		0.62	%†
Expenses, prior to waivers and reimbursements	0.57	%†(c)	0.62	%(c)	0.69	%†
Net investment income, net of waivers and reimbursements	2.59	%†	2.98%		3.06	%†
Portfolio turnover rate ††	19%		22%		8%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  Amount represents less than $0.01.

(b)  These expenses, prior to waivers, exclude amounts reimbursed to the Adviser under the Expense Agreement of less than 0.01% for the six months ended October 31, 2007.

(c)  These expenses, prior to waivers, exclude amounts reimbursed to the Adviser under the Expense Agreement of 0.01% and 0.02% for the six months ended October 31, 2007, and for the year ended April 30, 2007, respectively.

See Notes to Financial Statements.
43

Financial Highlights (Continued)

PowerShares Buyback AchieversTM Portfolio

	Six Months Ended October 31, 2007 (Unaudited)		For the Period December 20, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.99		$24.98
Net investment income**	0.02		0.01
Net realized and unrealized gain on investments	0.19		1.01
Total from operations	0.21		1.02
Undistributed net investment income included in price of units issued and redeemed**	—	(a)	0.01
Distributions to shareholders from:
Net investment income	(0.02)		(0.02)
Net asset value at end of period	$26.18		$25.99
TOTAL RETURN***	0.81%		4.13%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$96,869		$62,383
Ratio to average net assets of:
Expenses, net of waivers	0.74	%†	0.73	%†
Expenses, prior to waivers	0.83	%†	1.04	%†
Net investment income, net of waivers	0.14	%†	0.15	%†
Portfolio turnover rate ††	2%		38%

PowerShares Financial Preferred Portfolio

	Six Months Ended October 31, 2007 (Unaudited)	For the Period December 1, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$24.78	$25.12
Net investment income**	0.71	0.41
Net realized and unrealized loss on investments	(2.19)	(0.19)
Total from operations	(1.48)	0.22
Undistributed net investment income included in price of units issued and redeemed**	— (a)	0.07
Distributions to shareholders from:
Net investment income	(0.66)	(0.63)
Net asset value at end of period	$22.64	$24.78
TOTAL RETURN***	(6.04)%	1.18%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$126,788	$99,118
Ratio to average net assets of:
Expenses, net of waivers	0.74%†	0.72%†
Expenses, prior to waivers	0.80%†	0.89%†
Net investment income, net of waivers	6.02%†	4.63%†
Portfolio turnover rate ††	30%	0%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  Amount represents less than $0.01.

See Notes to Financial Statements.
44

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

October 31, 2007 (Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), is an exchange-traded, management investment company that was organized as a Massachusetts business trust on June 9, 2000. The Trust currently consists of seventy portfolios. This report includes the following portfolios:

PowerShares Dividend AchieversTM Portfolio	"Dividend AchieversTM Portfolio"

PowerShares High Yield Equity Dividend AchieversTM Portfolio	"High Yield Equity Dividend AchieversTM Portfolio"

PowerShares High Growth Rate Dividend AchieversTM Portfolio	"High Growth Rate Dividend AchieversTM Portfolio"

PowerShares International Dividend AchieversTM Portfolio	"International Dividend AchieversTM Portfolio"

PowerShares Buyback AchieversTM Portfolio	"Buyback AchieversTM Portfolio"

PowerShares Financial Preferred Portfolio	"Financial Preferred Portfolio"

Buyback AchieversTM Portfolio commenced investment operations on December 20, 2006. Financial Preferred Portfolio commenced investment operations on December 1, 2006. Each portfolio represents a separate series of the Trust (the "Fund" or "Funds"). Each Fund's shares are listed and traded on the American Stock Exchange. The Funds' market prices may differ to some degree from the net asset value of the shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in a large specified number of shares, each called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following equity indices:

Fund	Index
Dividend AchieversTM Portfolio	Broad Dividend AchieversTM Index

High Yield Equity Dividend AchieversTM Portfolio	Dividend AchieversTM 50 Index

High Growth Rate Dividend AchieversTM Portfolio	High Growth Rate Dividend AchieversTM Index

International Dividend AchieversTM Portfolio	International Dividend AchieversTM Index

Buyback AchieversTM Portfolio	Share BuyBack AchieversTM Index

Financial Preferred Portfolio	Wachovia Hybrid & Preferred Securities Financial Index

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The financial statements have been prepared in compliance with all applicable accounting rules and practices, including FIN 48.

45

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2007 (Unaudited)

A. Security Valuation

Securities are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or in the case of NASDAQ, at the NASDAQ official closing price. Preferred securities for which current market quotations are readily available are valued at the closing price. Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trust's Pricing Committee in accordance with procedures adopted by the Board of Trustees. Investments in money market mutual funds are stated at net asset value.

B. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and net taxable capital gains to its shareholders. Therefore, no provision for Federal income taxes is required.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, losses deferred due to post-October losses and excise tax regulations.

C. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Corporate actions (including cash dividends) are recorded net of nonreclaimable foreign tax withholdings on the ex-dividend date.

D. Expenses

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

E. Dividends and Distributions to Shareholders

Each Fund (except for the High Yield Equity Dividend AchieversTM Portfolio and Financial Preferred Portfolio, which declare and pay dividends monthly) declares and pays dividends from net investment income to its shareholders quarterly and distributes net realized taxable capital gains, if any, annually. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in each Fund's financial statements as a return of capital.

F. Equalization

All Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholder's per share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital shares. Equalization is calculated on a per share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income included in the price of capital shares issued

46

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2007 (Unaudited)

or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

Note 3. Advisory and Administration Agreements

PowerShares Capital Management LLC (the "Adviser") has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services.

The fees paid by each Fund to the Adviser are accrued daily and are payable at 0.40% per annum on each Fund's average daily net assets except for the Buyback AchieversTM Portfolio and Financial Preferred Portfolio, which pay 0.50% per annum on the Funds' average daily net assets.

Each Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses. Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Funds (excluding interest expense, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) from exceeding 0.50% (0.60% for the Buyback AchieversTM Portfolio and Financial Preferred Portfolio) of average daily net assets per year (the "Expense Cap"), at least until April 30, 2008. Offering costs excluded from the Expense Cap are: (a) legal fees pertaining to the Funds' shares offered for sale; (b) Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange.

For the six months ended October 31, 2007, the Adviser waived the following fees:

Fees Waived
Dividend AchieversTM Portfolio	$44,644
High Growth Rate Dividend AchieversTM Portfolio	53,232
Buyback AchieversTM Portfolio	39,640
Financial Preferred Portfolio	32,900

The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") in which expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap as specified above.

During the six months ended October 31, 2007, the details of expense waivers and reimbursements to the Adviser under the Expense Agreement were as follows:

	Gross Waivers	Gross Reimbursements	Net (Waivers)/ Reimbursements
Dividend AchieversTM Portfolio	$(46,059)	$1,415	$(44,644)
High Yield Equity Dividend AchieversTM Portfolio	(1,744)	32,771	31,027
High Growth Rate Dividend AchieversTM Portfolio	(55,139)	1,907	(53,232)
International Dividend AchieversTM Portfolio	(2,710)	94,265	91,555
Buyback AchieversTM Portfolio	(39,640)	—	(39,640)
Financial Preferred Portfolio	(32,900)	—	(32,900)

The net amounts of waivers or reimbursements are also shown on the Statements of Operations.

47

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2007 (Unaudited)

The amounts subject to reimbursement to the Adviser at October 31, 2007 are as follows:

	Reimbursements available during the fiscal years ending:
	04/30/08	04/30/09	04/30/10
Dividend AchieversTM Portfolio	$252,581	$252,581	$196,792
High Yield Equity Dividend AchieversTM Portfolio	146,824	146,824	69,312
High Growth Rate Dividend AchieversTM Portfolio	256,470	256,470	199,402
Buyback AchieversTM Portfolio	82,122	82,122	82,122
Financial Preferred Portfolio	71,909	71,909	71,909

Distribution Agreement

Effective September 18, 2006 (or since inception, if later), A I M Distributors, Inc. (the "Distributor") serves as the distributor of Creation Units of each Fund pursuant to a Distribution Agreement between the Distributor and the Trust. The Distributor does not maintain a secondary market in shares. Prior to September 18, 2006, ALPS Distributors, Inc. served as the distributor.

The Board of Trustees of the Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, each Fund is authorized to pay an amount up to a maximum annual rate of 0.25% of the average daily net assets for certain distribution-related activities. No 12b-1 fees are currently charged to the Funds, and there are no plans to impose these fees.

Licensing Fee Agreements

The Adviser has entered into licensing agreements for each Fund with the following Licensors:

Fund	Licensor
Dividend AchieversTM Portfolio	Mergent, Inc.

High Yield Equity Dividend AchieversTM Portfolio	Mergent, Inc.

High Growth Rate Dividend AchieversTM Portfolio	Mergent, Inc.

International Dividend AchieversTM Portfolio	Mergent, Inc.

Buyback AchieversTM Portfolio	Mergent, Inc.

Financial Preferred Portfolio	Wachovia Capital Markets, LLC

The above trademarks are owned by the respective Licensors. These trademarks have been licensed to the Adviser for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in any of these Funds. The Funds are required to pay the sub-licensing fees which are shown on the Statements of Operations.

The Bank of New York serves as the administrator, custodian and fund accounting and transfer agent for each Fund. Effective July 2, 2007, The Bank of New York became a wholly-owned subsidiary of The Bank of New York Mellon Corporation.

The custodian has agreed to provide an overdraft protection to the Funds according to the terms of the service agreement.

48

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2007 (Unaudited)

Note 4. INVESCO Transactions and Transactions with Affiliates

On September 18, 2006, INVESCO PLC (formerly AMVESCAP PLC) and A I M Management Group, Inc., an indirect wholly-owned subsidiary of INVESCO PLC, announced that they had completed their acquisition of the Adviser (the "Acquisition"). The Board of Trustees, including a majority of the independent Trustees, and shareholders of each Fund had previously approved a new advisory agreement with the Adviser that became effective on September 18, 2006.

The Funds are permitted to invest daily available cash balances in affiliated money market funds. The Funds may invest in the Liquid Assets Portfolio ("LAP") of the Short-Term Investments. LAP is advised by A I M Advisors, Inc., an affiliate of the Adviser.

Note 5. Federal Income Tax

At October 31, 2007, the cost of investments for Federal income tax purposes and accumulated net unrealized appreciation/depreciation on investments were as follows:

	Cost	Unrealized Appreciation/ Depreciation	Gross Unrealized Appreciation	Gross Unrealized Depreciation
Dividend AchieversTM Portfolio	$72,672,131	$4,911,779	$7,534,710	$(2,622,931)
High Yield Equity Dividend AchieversTM Portfolio	328,560,585	(38,284,552)	6,860,161	(45,144,713)
High Growth Rate Dividend AchieversTM Portfolio	34,221,683	300,847	2,533,796	(2,232,949)
International Dividend AchieversTM Portfolio	760,263,597	78,732,584	90,972,377	(12,239,793)
Buyback AchieversTM Portfolio(1)	94,749,588	1,797,468	7,831,419	(6,033,951)
Financial Preferred Portfolio(1)	134,591,382	(7,424,463)	25,289	(7,449,752)

At April 30, 2007, the components of accumulated earnings/loss on a tax-basis were as follows:

	Accumulated Earnings	Net Accumulated Capital and other Gains/Losses	Unrealized Appreciation/ Depreciation	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Accumulated Earnings/Loss
Dividend AchieversTM Portfolio	$14,002	$(7,896)	$5,914,488	$6,149,529	$(235,041)	$5,920,594
High Yield Equity Dividend AchieversTM Portfolio	—	(9,622,631)	(7,826,226)	19,632,682	(27,458,908)	(17,448,857)
High Growth Rate Dividend AchieversTM Portfolio	15,907	(17,498)	2,036,611	2,559,881	(523,270)	2,035,020
International Dividend AchieversTM Portfolio	678,573	(404,939)	39,756,200	48,849,481	(9,093,281)	40,029,834
Buyback AchieversTM Portfolio(1)	—	—	1,310,718	2,344,182	(1,033,464)	1,310,718
Financial Preferred Portfolio(1)	—	—	(494,221)	18,428	(512,649)	(494,221)

At April 30, 2007, the cost of investments for Federal income tax purposes was as follows:

Dividend AchieversTM Portfolio	$64,156,967
High Yield Equity Dividend AchieversTM Portfolio	447,732,834
High Growth Rate Dividend AchieversTM Portfolio	39,992,181
International Dividend AchieversTM Portfolio	514,446,335
Buyback AchieversTM Portfolio(1)	61,086,977
Financial Preferred Portfolio(1)	100,013,085

49

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2007 (Unaudited)

Distributions to Shareholders:

The tax character of distributions paid during the period ended April 30, 2007 was as follows:

Distributions paid from Ordinary Income
Dividend AchieversTM Portfolio	$892,954
High Yield Equity Dividend AchieversTM Portfolio	16,754,893
High Growth Rate Dividend AchieversTM Portfolio	627,388
International Dividend AchieversTM Portfolio	9,485,475
Buyback AchieversTM Portfolio(1)	39,938
Financial Preferred Portfolio(1)	1,336,352
Distributions paid from Return of Capital
High Yield Equity Dividend AchieversTM Portfolio	$788,801

The tax character of distributions paid during the year ended April 30, 2006 was as follows:

Distributions paid from Ordinary Income
Dividend AchieversTM Portfolio	$272,220
High Yield Equity Dividend AchieversTM Portfolio	14,376,272
High Growth Rate Dividend AchieversTM Portfolio	257,942
International Dividend AchieversTM Portfolio	1,377,038

At April 30, 2007, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by the regulations, to offset future capital gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Capital Loss Available Through		Total
	2014	2015	Amount
Dividend AchieversTM Portfolio	$7,896	$—	$7,896
High Yield Equity Dividend AchieversTM Portfolio	2,613,033	7,009,598	9,622,631
High Growth Rate Dividend AchieversTM Portfolio	1,847	15,651	17,498
International Dividend AchieversTM Portfolio	183,478	221,461	404,939

During the fiscal year ended April 30, 2007, the Dividend AchieversTM Portfolio utilized capital loss carryforwards of $15,673.

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of each Fund's next taxable year.

50

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2007 (Unaudited)

During the period ended April 30, 2007, the Funds incurred and will elect to defer net capital losses as follows:

Post-October Losses
Dividend AchieversTM Portfolio	$57,518
High Growth Rate Dividend AchieversTM Portfolio	170,088
International Dividend AchieversTM Portfolio	2,052,929
Buyback AchieversTM Portfolio(1)	223,090

At April 30, 2007, the following reclassifications were made to the capital accounts of the Funds, to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations, which are primarily due to the differences between book and tax treatment of investments in real estate investment trusts, investments in partnerships, wash sales from redemption in-kind transactions, redemption in-kind transactions, return of capital and net investment losses. Net investment income, net realized gains and net assets were not affected by these changes.

	Undistributed Net Investment Income (Loss)	Undistributed Capital Gains/ (Accumulated Losses)	Paid-in Capital
Dividend AchieversTM Portfolio	$(70,973)	$(941,037)	$1,012,010
High Yield Equity Dividend AchieversTM Portfolio	901,628	(25,660,068)	24,758,440
High Growth Rate Dividend AchieversTM Portfolio	(14,460)	(1,344,638)	1,359,098
International Dividend AchieversTM Portfolio	(2,016,764)	(36,105,278)	38,122,042
Buyback AchieversTM Portfolio(1)	125	(703,967)	703,842
Financial Preferred Portfolio(1)	77,683	(38,292)	(39,391)

Note 6. Investment Transactions

For the six months ended October 31, 2007, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Dividend AchieversTM Portfolio	$1,352,219	$1,749,213
High Yield Equity Dividend AchieversTM Portfolio	41,705,185	41,285,181
High Growth Rate Dividend AchieversTM Portfolio	1,827,655	1,760,519
International Dividend AchieversTM Portfolio	148,289,173	126,681,307
Buyback AchieversTM Portfolio	1,375,447	2,383,172
Financial Preferred Portfolio	34,158,445	34,037,569

For the six months ended October 31, 2007, in-kind transactions were as follows:

	Purchases	Sales
Dividend AchieversTM Portfolio	$14,200,539	$6,460,473
High Yield Equity Dividend AchieversTM Portfolio	18,334,313	135,654,913
High Growth Rate Dividend AchieversTM Portfolio	1,288,873	7,800,015
International Dividend AchieversTM Portfolio	357,858,324	174,498,063
Buyback AchieversTM Portfolio	40,765,400	6,905,153
Financial Preferred Portfolio	42,754,721	4,901,748

(1) First tax year-end was August 31, 2007.

51

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2007 (Unaudited)

There were no purchases or sales of U.S. government or government agency obligations for the six months ended October 31, 2007. Gains on in-kind transactions are not considered taxable gains for Federal income tax purposes.

Note 7. Trustees' Fees

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. The interested Trustee does not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, a trustee who is not an "interested person" (as defined in the 1940 Act) and has elected to participate in the Plan (a "participating trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees") from the Trust. The Deferral Fees payable to the participating trustee is credited to the trustee's Deferral Fee Account as of the first business dates of each calendar quarter such Fees would have been paid to the participating trustee. The value of the account increases with contributions to the account or with increases in the value of the shares owned, and the value of the account decreases with withdrawals from the account or with declines in the value of the shares owned.

Note 8. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 100,000. Only authorized participants are permitted to create or redeem from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of each Fund of the Trust on the transaction date.

Note 9. Risk of Concentration

The Buyback AchieversTM Portfolio and Financial Preferred Portfolio concentrate their investments in certain industries or companies, subjecting them to greater risk than funds that invest in a wider range of industries.

Note 10. Indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

Note 11. New Accounting Pronouncement

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurement" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurement. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is currently assessing the impact of FAS 157, if any, on the Funds' financial statements and intends for the Funds to adopt FAS 157 provisions during the fiscal year ending April 30, 2009.

52

Supplemental Information (Unaudited)

Trustees and Officers

The Trustees who are not affiliated with the Adviser or affiliates of the Adviser and executive officers of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by each Trustee and the other directorships, if any, held by the Trustee, are shown below.

Name, Address and Age of Independent Trustee	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships Held by Trustee
Ronn R. Bagge (49) YQA Capital Management, LLC 1755 S. Naperville Rd., Suite 100 Wheaton, IL 60187	Trustee	Since 2003	YQA Capital Management LLC (July 1998-Present); formerly Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider)	89	None

  *  This is the date the Trustee began serving the Trust.

  **  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. The Fund Complex consists of the Trust's 70 Portfolios and one other exchange-traded fund trust with 19 Portfolios advised by the Adviser.

53

Supplemental Information (Unaudited) (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Trustees	Other Directorships Held by Trustees
Marc M. Kole (47) c/o PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2006	Assistant Vice President, Controller, Priority Health (September 2005-present); formerly, Interim CFO, Priority Health (July 2006-February 2007); Senior Vice President of Finance, United Healthcare (health insurance) (July 2004-July 2005); Senior Vice President of Finance, Oxford Health Plans (June 2000-July 2004)	89	None

D. Mark McMillan (44) c/o PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Member, Bell, Boyd & Lloyd LLC (1989 Present)	89	None

  *  This is the date the Trustee began serving the Trust.

  **  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. The Fund Complex consists of the Trust's 70 Portfolios and one other exchange-traded fund trust with 19 Portfolios advised by the Adviser.

54

Supplemental Information (Unaudited) (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustee	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships Held by Trustee
Philip M. Nussbaum (46) c/o PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Chairman, Performance Trust Capital Partners (formerly Betzold, Berg, Nussbaum & Heitman, Inc.); formerly Managing Director, Communication Institute (May 2002 August 2003); Executive Vice President of Finance, Betzold, Berg, Nussbaum & Heitman, Inc. (March 1994-1999)	89	None

  *  This is the date the Trustee began serving the Trust.

  **  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. The Fund Complex consists of the Trust's 70 Portfolios and one other exchange-traded fund trust with 19 Portfolios advised by the Adviser.

55

Supplemental Information (Unaudited) (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustee	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships Held by Trustee
Donald H. Wilson (47) c/o PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2006	President and Chief Operating Officer, AMCORE Financial, Inc. (bank holding company) (August 2007- Present), Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (February 2006- August 2007); formerly, Senior Vice President and Treasurer, Marshall & Ilsley Corp. (bank holding company) (May 1995- February 2006)	89	None

  *  This is the date the Trustee began serving the Trust.

  **  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. The Fund Complex consists of the Trust's 70 Portfolios and one other exchange-traded fund trust with 19 Portfolios advised by the Adviser.

56

Supplemental Information (Unaudited) (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Management Trustee	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex*** Overseen by Trustee	Other Directorships Held by Trustee
H. Bruce Bond (44)** PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chairman of the Board, Trustee and Chief Executive Officer	Since 2003	Managing Director, PowerShares Capital Management LLC (August 2002- Present); Manager, Nuveen Investments Officer (April 1998- August 2002)	89	None

  *  This is the date the Management Trustee began serving the Trust.

  **  Interested person as defined in Section 2(a)(19) of the 1940 Act.

  ***  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. The Fund Complex consists of the Trust's 70 Portfolios and one other exchange-traded fund trust with 19 Portfolios advised by the Adviser.

57

Supplemental Information (Unaudited) (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Officers	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Bruce T. Duncan (53) PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chief Financial Officer and Treasurer	Since 2006	Senior Vice President of Finance, PowerShares Capital Management LLC (September 2005-Present); Private Practice Attorney (2000-2005); Vice President of Investor Relations, The ServiceMaster Company (1994-2000); Vice President of Taxes, The ServiceMaster Company (1990-2000)

Kevin R. Gustafson (42) PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chief Compliance Officer	Since 2004	General Counsel and Chief Compliance Officer, PowerShares Capital Management LLC (September 2004-Present); Attorney, Nyberg & Gustafson (2001-2004); Attorney, Burke, Warren, McKay & Serritella, P.C. (1997-2000)

Keith Ovitt (45) PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Secretary	Since 2003	Managing Director, PowerShares Capital Management LLC (April 2003-Present); President, Ovitech (2002-2003); Vice President of Information Systems for DFG Foods, LLC (Division of FoodBrands America/Tyson Foods) (1999-2002); Systems Manager, Nabisco Biscuit Company (1997-1999)

  *  This is the period for which the Officers began serving the Trust. Each Officer serves an indefinite term, until his successor is elected.

58

PowerShares  Leading the Intelligent ETF Revolution

PowerShares continues to offer new solutions to the complex needs demanded by advisors and investors today. PowerShares is "Leading the Intelligent ETF Revolution" providing investment advisors and investors with institutional-caliber asset management by seeking to replicate enhanced indexes in one of the more benefit-rich investment vehicles available in the marketplace today, the exchange-traded fund (ETF). Each PowerShares fund can be classified into one of three different categories based on the objective and characteristics of its underlying index: Intelligent Index, Intelligent Exposure and Intelligent Access.

For most recent portfolio performance, please visit our website at www.powershares.com

This page contains advertising materials and should not be viewed as part of the Semi-Annual Report.

59

Intelligent Index

PowerShares believes that having insight into a stock's investment merit can have a positive impact on performance. Therefore, most PowerShares ETFs are based on Intelligent Indexes, which seek to provide alpha1 by identifying stocks with the greatest investment merit. These indexes use proprietary methodologies to identify financially strong, effectively managed and attractively priced companies with strong capital appreciation potential. Because their objective is to maximize performance, Intelligent Indexes may look different from the market.

Exchange-Traded Funds

Intelligent Index

PWC  -  Dynamic Market
PWO  -  Dynamic OTC
PIQ  -  Dynamic MagniQuant
PJF  -  Dynamic Large Cap
PJG  -  Dynamic Mid Cap
PJM  -  Dynamic Small Cap
PWB  -  Dynamic Large Cap Growth
PWV  -  Dynamic Large Cap Value
PWJ  -  Dynamic Mid Cap Growth
PWP  -  Dynamic Mid Cap Value
PWT  -  Dynamic Small Cap Growth
PWY  -  Dynamic Small Cap Value
PGZ  -  Dynamic Aggressive Growth
PVM  -  Dynamic Deep Value
PYZ  -  Dynamic Basic Materials Sector
PEZ  -  Dynamic Consumer Discretionary Sector
PSL  -  Dynamic Consumer Staples Sector
PXI  -  Dynamic Energy Sector
PFI  -  Dynamic Financials Sector
PTH  -  Dynamic Healthcare Sector
PRN  -  Dynamic Industrials Sector
PTF  -  Dynamic Technology Sector
PTE  -  Dynamic Telecommunications & Wireless
PUI  -  Dynamic Utilities
PJB  -  Dynamic Banking
PBE  -  Dynamic Biotechnology & Genome
PKB  -  Dynamic Building & Construction
PXE  -  Dynamic Energy Exploration & Production
PBJ  -  Dynamic Food & Beverage
PHW  -  Dynamic Hardware & Consumer Electronics
PTJ  -  Dynamic Healthcare Services
PIC  -  Dynamic Insurance
PEJ  -  Dynamic Leisure and Entertainment
PBS  -  Dynamic Media
PXQ  -  Dynamic Networking
PXJ  -  Dynamic Oil & Gas Services
PJP  -  Dynamic Pharmaceuticals
PMR  -  Dynamic Retail
PSI  -  Dynamic Semiconductors
PSJ  -  Dynamic Software

1 Alpha is a measure of risk adjusted performance relative to a benchmark or the market.

This page contains advertising materials and should not be viewed as part of the Semi-Annual Report.
60

Intelligent Exposure

For investors looking for more market-like exposure, PowerShares offers a lineup of ETFs that seek to track indexes with an Intelligent Exposure objective. These indexes seek to provide accurate exposure to the economy, yet are constructed using more sophisticated techniques than traditional benchmark indexes, which typically use a weighting structure based on market capitalization. Under this traditional structure, market speculation can lead to significant mispricing of stocks and, therefore, suboptimal weights in the index. But indexes seeking Intelligent Exposure use a weighting structure based on company fundamentals: sales, cash flow, book value and dividends. PowerShares believes these factors paint a truer picture of a company's size and lead to more optimal index weightings.

Exchange-Traded Funds

Intelligent Exposure

PRF  -  FTSE RAFI US 1000
PRFZ  -  FTSE RAFI US 1500 Small-Mid
PRFM  -  FTSE RAFI Basic Materials Sector
PRFG  -  FTSE RAFI Consumer Goods Sector
PRFS  -  FTSE RAFI Consumer Services Sector
PRFE  -  FTSE RAFI Energy Sector
PRFF  -  FTSE RAFI Financials Sector
PRFH  -  FTSE RAFI Health Care Sector
PRFN  -  FTSE RAFI Industrials Sector
PRFQ  -  FTSE RAFI Telecom & Technology Sector
PRFU  -  FTSE RAFI Utilities Sector

Intelligent Access

Without targeted investment products, unique market segments such as currency or nanotech may be difficult for investors to access. These segments are the focus of indexes that promote Intelligent Access. PowerShares has a diverse lineup of ETFs based on indexes that offer exposure to specific, unique or previously uncovered market areas.

Exchange-Traded Funds

Intelligent Access

PPA  -  Aerospace & Defense
ADRA  -  BLDRS Asia 50 ADR Index Fund
ADRD  -  BLDRS Developed Markets 100 ADR Index Fund
ADRE  -  BLDRS Emerging Markets 50 ADR Index Fund
ADRU  -  BLDRS Europe 100 ADR Index Fund
PKW  -  Buyback Achievers
PZD  -  Cleantech
PFM  -  Dividend Achievers
PDP  -  DWA Technical Lenders
PGF  -  Financial Preferred
PGJ  -  Golden Dragon Halter USX China
PHJ  -  High Growth Rate Dividend Achievers
PEY  -  High Yield Equity Dividend Achievers
PID  -  International Dividend Achievers
PSP  -  Listed Private Equity
PXN  -  Lux Nanotech
QQQQ  -  PowerShares QQQ
PYH  -  Value Line Industry Rotation
PIV  -  Value Line Timeliness Select
PHO  -  Water Resources
PBW  -  WilderHill Clean Energy
PUW  -  WilderHill Progressive Energy
PZI  -  Zacks Micro Cap
PZJ  -  Zacks Small Cap

This page contains advertising materials and should not be viewed as part of the Semi-Annual Report.
61

PowerShares  Asset Class Guide

Domestic Equity

Broad

PWC  Dynamic Market

PWO  Dynamic OTC

PIV  Value Line Timeliness Select

PRF  FTSE RAFI US 1000

PRFZ  FTSE RAFI US 1500

PIQ  Dynamic MagniQuant

QQQQ  PowerShares QQQ

PKW  Buyback Achievers

PDP  DWA Technical Leaders

PVM  Dynamic Deep Value

PGZ  Dynamic Aggressive Growth

Style

PJF  Dynamic Large Cap

PWB  Dynamic Large Cap Growth

PWV  Dynamic Large Cap Value

PJG  Dynamic Mid Cap

PWJ  Dynamic Mid Cap Growth

PWP  Dynamic Mid Cap Value

PJM  Dynamic Small Cap

PWT  Dynamic Small Cap Growth

PWY  Dynamic Small Cap Value

PZJ  Zacks Small Cap

PZI  Zacks Micro Cap

International/Region

Region

PPGJ  Golden Dragon Halter USX China

ADRA  BLDRS Asia 50 ADR Index Fund

ADRD  BLDRS Developed Markets 100 ADR Index Fund

ADRE  BLDRS Emerging Markets 50 ADR Index Fund

ADRU  BLDRS Europe 100 ADR Index Fund

Income

PID  International Dividend Achievers

Income/Dividend

PEY  High Yield Equity Dividend Achievers

PHJ  High Growth Rate Dividend Achievers

PFM  Dividend Achievers

PGF  Financial Preferred

Sector and Industry

Sector

PUI  Dynamic Utilities

PYZ  Dynamic Basic Materials Sector

PEZ  Dynamic Consumer Discretionary Sector

PSL  Dynamic Consumer Staples Sector

PXI  Dynamic Energy Sector

PFI  Dynamic Financial Sector

PTH  Dynamic Healthcare Sector

PRN  Dynamic Industrials Sector

PTF  Dynamic Technology Sector

PTE  Dynamic Telecommunications & Wireless

PRFG  FTSE RAFI Consumer Goods Sector

PRFS  FTSE RAFI Consumer Services Sector

PRFE  FTSE RAFI Energy Sector

PRFF  FTSE RAFI Financials Sector

PRFH  FTSE RAFI Health Care Sector

PRFN  FTSE RAFI Industrials Sector

PRFM  FTSE RAFI Basic Materials Sector

PRFQ  FTSE RAFI Telecommunications & Technology Sector

PRFU  FTSE RAFI Utilities Sector

Industry

PJB  Dynamic Banking Sector

PBE  Dynamic Biotechnology & Genome

PKB  Dynamic Building & Construction

PXE  Dynamic Energy Exploration & Production

PBJ  Dynamic Food & Beverage

PHW  Dynamic Hardware & Consumer Electronics

PTJ  Dynamic Healthcare Services Sector

PIC  Dynamic Insurance

PEJ  Dynamic Leisure and Entertainment

PBS  Dynamic Media

PXQ  Dynamic Networking

PXJ  Dynamic Oil & Gas Services

PJP  Dynamic Pharmaceuticals

PMR  Dynamic Retail

PSI  Dynamic Semiconductors

PSJ  Dynamic Software

PPA  Aerospace & Defense

PBW  Clean Energy

PZD  Cleantech

PSP  Listed Private Equity

PXN  Nanotech

PUW  Progressive Energy

PYH  Value Line Industry Rotation

PHO  Water Resources

This page contains advertising materials and should not be viewed as part of the Semi-Annual Report.
62

PowerShares  Risk Spectrum

Domestic Equity

More Conservative

Dynamic Deep Value

Dynamic Large Cap

Dynamic Mid Cap

Dynamic MagniQuant

Buyback Achievers

DWA Technical Leaders

Dynamic Small Cap

Dynamic Large Cap Value

FTSE RAFI US 1000

Dynamic Mid Cap Value

Dynamic Market

Dynamic Aggressive Growth

Dynamic Small Cap Value

FTSE RAFI US 1500 Small-Mid

Zacks Micro Cap

PowerShares QQQ

Dynamic Large Cap Growth

Dynamic Mid Cap Growth

Zacks Small Cap

Value Line Timeliness Select

Dynamic Small Cap Growth

Dynamic OTC

More Aggressive

International/Region

More Conservative

BLDRS Europe 100 ADR Index Fund

BLDRS Developed Markets 100 ADR Index Fund

BLDRS Asia 50 ADR Index Fund

International Dividend Achievers

BLDRS Emerging Markets 50 ADR Index Fund

Golden Dragon Halter USX China

More Aggressive

Income/Dividend

More Conservative

Financial Preferred

High Yield Equity Dividend Achievers

Dividend Achievers

High Growth Rate Dividend Achievers

More Aggressive

Sector and Industry

More Conservative

Dynamic Consumer Staples Sector

Dynamic Food & Beverage

Dynamic Banking Sector

Dynamic Financial Sector

Dynamic Utilities

Dynamic Insurance

FTSE RAFI Health Care Sector

Dynamic Healthcare Sector

FTSE RAFI Financials Sector

Dynamic Industrials Sector

Dynamic Media

Aerospace & Defense

FTSE RAFI Industrials Sector

Dynamic Pharmaceuticals

Dynamic Consumer Discretionary Sector

Dynamic Healthcare Services Sector

Dynamic Leisure and Entertainment

FTSE RAFI Consumer Goods Sector

FTSE RAFI Utilities Sector

Water Resources

FTSE RAFI Consumer Services Sector

FTSE RAFI Basic Materials Sector

Dynamic Basic Materials Sector

Dynamic Retail

FTSE RAFI Energy Sector

Dynamic Energy Sector

Dynamic Building & Construction

Value Line Industry Rotation

Dynamic Technology Sector

Progressive Energy

Dynamic Biotechnology & Genome

Dynamic Software

Nanotech

Dynamic Energy Exploration & Production

FTSE RAFI Telecommunications & Technology Sector

Dynamic Hardware & Consumer Electronics

Dynamic Telecommunications & Wireless

Dynamic Oil & Gas Services

Cleantech

Listed Private Equity

Clean Energy

Dynamic Networking

Dynamic Semiconductors

More Aggressive

This page contains advertising materials and should not be viewed as part of the Semi-Annual Report.
63

Exchange-Traded Funds

ETFs are investment funds that trade like individual stocks on all of the major exchanges, similar to shares of publicly held companies. They can be bought and sold on an exchange at any moment during market hours. Since they are listed and traded on an exchange, you can be confident that you are investing in a well-regulated market.

ETFs are one of the fastest growing investment products in the worldwide financial marketplace. As of 3.31.2007, 432 ETFs were listed in the U.S. with $433 billion in assets, up from two products with only $1 billion in assets in 1995.

ETFs seek investment results that correspond generally to the price and yield (before fees and expenses) of a listed index. While most ETFs share a similar objective, the principal investment strategies of the underlying indexes can have substantial differences. It is important to gain a clear understanding of an ETF's underlying index as the index's objective is inherently passed on to the fund shareholders by seeking to replicate the index.

Indexes

An index is a selection process or appointed committee that groups selected securities together to track their movement in aggregate. While only a few indexes are mentioned on the daily news, there are hundreds of indexes in existence today that differ from each other in diverse ways.

Broad Market

Broad market indexes are what most people think of when an index is mentioned. These indexes are designed to track the performance of the broad market.

Benchmark

Benchmark indexes are created to set a standard by which the performance or movement of individual securities and asset managers can be measured.

Exchange Composite

These indexes are designed to provide a comprehensive measure of the performance of all commons stocks listed on a particular exchange.

Sector or Industry

The aggregate financial marketplace is generally broken down into roughly ten sectors which are further dissected into many specific industries.

Style

Style indexes are created to identify groups of stocks that are either growth (companies currently experiencing appreciation or significant earnings or revenue growth) or value (companies determined to be under priced by fundamental measures) oriented.

Company Size

Market-capitalization indexes group together companies that are similar in size based on the number of outstanding shares times the share price, while fundamentally weighted indexes group together stocks of companies based on their financial fundamental valuation.

International / Country

International indexes group together stocks of companies that are affiliated by location outside of the U.S. or companies located with a specific country or region.

Income / Bond

Income indexes group stocks based on their type of income of securities, while bond indexes are designed to show the average performance of a group of debt securities.

This page contains advertising materials and should not be viewed as part of the Semi-Annual Report.
64

Specialty / Enhanced

Many other specialty indexes are created with specific investment management objectives or for customized purposes. These indexes can be created specifically with the intention to be used as the basis for an ETF. Investor targets can be met through an ETF where the index has the objective(s) of capital appreciation, risk control, income or diversification.

Benefits of PowerShares

PowerShares ETFs offer investors a low-cost, tax-efficient investment in a professionally crafted portfolio consisting of some of the best managed companies and most timely investments. See important risk factors in back.

Tax Advantaged Product Design

Taxes may be one of the most critical and overlooked factors in wealth creation over time. The ETF product structure defers some or possibly all capital gains until investors sell their shares.

Low Ownership Cost

ETFs provide lower ownership cost because of their efficient structure. PowerShares have established expense caps to make the cost of ownership clear and straightforward for investors. Ordinary brokerage commissions apply.

Flexibility, Transparency

PowerShares' ETFs offer flexibility as shares can be bought and sold throughout the day through exchange trading. Fund holdings are disclosed every day. Options based on the funds are available, possibly increasing financial management opportunities for advisors and their clients.

Near Instant Liquidity, Trades at or Close to NAV

PowerShares may be bought and sold on the exchange at any time during market hours. Although shares are not individually redeemable directly from the fund itself, authorized participants may acquire shares and tender shares for redemption, through creation unit aggregations. ETFs are not closed-end funds and trade at or near net asset values.

This page contains advertising materials and should not be viewed as part of the Semi-Annual Report.
65

This page intentionally left blank

This page intentionally left blank

This page intentionally left blank

PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 337-4246. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 337-4246; or (ii) accessing the Funds' Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the Commission's website at www.sec.gov. The Funds' Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

SEMI-ANNUAL REPORT

The financial statements contained herein have been created from the respective Fund's books and records without any involvement of the fund's independent registered public accounting firm.

There are risks involved in investing in ETFs, including possible loss of money. Investing in securities of small and medium sized companies involves greater risk than is customarily associated with investing in more established companies, and investments in concentrated industry sectors involve greater risks than investments that are more diversified. PowerShares ETFs are not actively managed and are subject to risks similar to stocks, including those related to short selling and margin maintenance. PowerShares ETFs are not FDIC insured, may lose value and have no bank guarantee. PowerShares is a registered trademark of PowerShares Capital Management LLC. Past performance is not a guarantee of future results.

A I M Distributors, Inc. is the distributor of the PowerShares Exchange-Traded Fund Trust.

An investor should consider each Fund's investment objective, risks, charges and expenses carefully before investing. For more complete information about PowerShares ETFs call A I M Distributors, Inc. at (800) 337-4246 or visit our website powershares.com for a prospectus. Please read the prospectus carefully before investing.

301 W. Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.powershares.com

P-PS-SAR-1

2007 Semi-Annual Report to Shareholders

31 October 2007

PowerShares Aerospace & Defense Portfolio

PowerShares CleantechTM Portfolio

PowerShares Golden Dragon Halter USX China Portfolio

PowerShares Listed Private Equity Portfolio

PowerShares Lux Nanotech Portfolio

PowerShares Value Line TimelinessTM Select Portfolio

PowerShares Value Line Industry Rotation Portfolio

PowerShares Water Resources Portfolio

PowerShares WilderHill Clean Energy Portfolio

PowerShares WilderHill Progressive Energy Portfolio

PowerShares DWA Technical LeadersTM Portfolio

Shareholder Letter	2

The Market Environment	3

Manager's Analysis	4

Funds' Distribution History	32

Frequency Distribution of Discounts & Premiums	34

Fees and Expenses	36

Specialty Portfolios

Schedules of Investments

PowerShares Aerospace & Defense Portfolio	38

PowerShares CleantechTM Portfolio	39

PowerShares Golden Dragon Halter USX China Portfolio	41

PowerShares Listed Private Equity Portfolio	43

PowerShares Lux Nanotech Portfolio	44

PowerShares Value Line TimelinessTM Select Portfolio	45

PowerShares Value Line Industry Rotation Portfolio	46

PowerShares Water Resources Portfolio	48

PowerShares WilderHill Clean Energy Portfolio	49

PowerShares WilderHill Progressive Energy Portfolio	50

PowerShares DWA Technical LeadersTM Portfolio	52

Statements of Assets and Liabilities	54

Statements of Operations	56

Statements of Changes in Net Assets	58

Financial Highlights	62

Notes to Financial Statements	68

Supplemental Information (Unaudited)	78

To My Fellow Investors,

It is exciting to report to you on the recent results of the growing family of PowerShares Exchange-Traded Funds and to express my gratitude for you confidence in and support of PowerShares Capital Management LLC.

PowerShares ETFs have continued to experience excellent growth over the past six months. We have added 24 new funds which are trading on US stock exchanges. Our sister company, PowerShares Capital Management – Ireland has launched 13 new funds trading on five European exchanges. This brings our total offering to 105 ETFs at year end and growing total assets under management to over $14 billion.

On behalf of PowerShares and the Board of Trustees for the PowerShares Exchange-Traded Fund Trust, I am grateful for your participation in our family of ETFs. We look forward to serving you in the future.

Highest Regards,

H. Bruce Bond

President and Chairman of the Board of Trustees
PowerShares Exchange-Traded Fund Trust

2

The Market Environment

The major U.S. markets were volatile during the six month reporting period ending October 31, 2007. The S&P 500® Index was up 5.48%, the Dow Jones Industrial Average was up 7.78% and the NASDAQ ended up 13.68%, each hitting their yearly highs during this period. The volatility in the markets was due primarily in response to the deteriorating housing market, the sub-prime crisis, declining dollar vs. major currencies, rising demand in commodities (gold hitting record highs) and the rising price of oil. With the increased volatility in the markets, growth stocks outperformed value stocks. The overall economy remained stable but consumer sentiment began to worsen as uncertainty and volatility in the markets heightened throughout the period. During the September 18th policy meeting, the Federal Reserve took aggressive steps by unanimously voting to cut both the target funds rate and overnight discount rate by 50 bps to help ease pressure on the financial markets and to shield the economy from a potential recession and turmoil caused by the uncertainty of how far reaching the sub-prime crisis would spread. The target funds rate moved from 5.25 to 4.75%, the first cut in four years, and the discount rate moved from 5.75 to 5.25%. The credit crisis, declining dollar, gold reaching new highs and oil nearing $90 per barrel, continue to put pressure on the overall economy which led to fear of inflation and whether a recession was in the near future.

3

Manager's Analysis

PowerShares Aerospace & Defense Portfolio (ticker: PPA)

The PowerShares Aerospace & Defense Portfolio continues to provide investors with a means to participate in a sector that is on pace to outperform the S&P 500 Index for eight consecutive years, six by double digits. During the period of this report, the fund has outperformed the broader market by double digits, gaining 18.58%.

The period began with the Fund experiencing a steady climb from May to mid-July gaining approximately 12% before giving back approximately 8% from mid-July to mid-August as issues with the market for sub-prime loans affected the banking sector and the broader market. From these lows the fund began a steady climb toward its historical highs in mid-October.

Performance in the sector continues to be driven by several factors including government support for defense and homeland security activities along with recent U.S. successes in capturing greater market share for manufacturing commercial aircraft. With a portfolio defined by the underlying SPADETM Defense Index (AMEX: DXS), constituents represent a diversified offering of large-cap, mid- and small-cap companies enabling the Fund to capture current and future spending in areas such as armor for vehicles and soldiers, night vision systems, border security, defense IT, and secure communications.

With the core defense budget forecast to grow through 2011 and additional appropriations for funding activities in Iraq and Afghanistan, replenish and repair military systems, and develop new border security initiatives, increased funding for the sector over the next several years is anticipated. The primary near-term risk to the sector remains politics.

Industry Breakdown (% of the Fund's

Net Assets) as of 31 October 2007

Aerospace/Defense	50.5
Electronics	11.4
Miscellaneous Manufacturing	10.5
Computers	5.9
Telecommunications	4.8
Metal Fabricate/Hardware	4.8
Commercial Services	4.6
Auto Manufacturers	2.5
Packaging & Containers	2.4
Engineering & Construction	1.8
Software	0.7
Other	0.1

Style Allocation (%)

as of 31 October 2007

Large-Cap Value	26.0
Mid-Cap Value	20.5
Mid-Cap Growth	20.1
Large-Cap Growth	18.0
Small-Cap Growth	9.6
Small-Cap Value	5.8

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 31 October 2007

Security
Lockheed Martin Corp.	5.7
Honeywell International, Inc.	5.6
United Technologies Corp.	5.3
Boeing Co.	5.2
General Dynamics Corp.	4.7
Northrop Grumman Corp.	4.6
Precision Castparts Corp.	4.4
Raytheon Co.	4.4
L-3 Communications Holdings, Inc.	4.3
Computer Sciences Corp.	4.1
Total	48.3

4

Manager's Analysis (Continued)

PowerShares Aerospace & Defense Portfolio (ticker: PPA)

  Fund Performance History (%)  As of 31 October 2007

Index

		Avg Ann†	Fund Inceptions
	6 Month	1 Year	Avg Ann†	Cumulative
SPADETM Defense Index	18.45	36.10	26.36	60.40
S&P 500® Index	5.49	14.56	16.05	35.06
Russell 3000® Index	5.17	14.53	16.05	35.06

Fund

NAV Return	18.58	36.42	26.83	61.39
Share Price Return	18.56	36.41	26.83	61.40

Fund Inception: 26 October 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 0.75%. In the Financial Highlights section of this Semi-Annual Report, the Fund's net annualized total operating expense ratio was determined to be 0.66% while the Fund's gross annualized total operating expense ratio (before expense reimbursements to the Adviser) was 0.64%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical and index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500® Index and Russell 3000® Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 500 and 2,918 common stocks, respectively.

† Average annualized.

5

Manager's Analysis

PowerShares CleantechTM Portfolio (ticker: PZD)

The PowerShares CleantechTM Portfolio is based on the CleantechTM Index and seeks investment results that correspond generally to the price and yield (prior to Fund fees and expenses) of the Index.

The CleantechTM Index enables investors to profit from the surging global demand for clean technology products & services as reflected by the investment returns of the leading US-traded, cleantech companies. Cleantech businesses are found across a broad range of industry sectors - from energy, water, and new materials to agriculture and transportation. As a result, the Index is far more diversified than more narrowly focused sector indices.

The Index focuses on the leading companies most representative of the growth of cleantech. Index companies must meet 18 stringent criteria for inclusion including quality, profitability, growth, strategy, sector leadership, and have strong technology/knowledge-based businesses. As such, producers of commodity products, regulated utilities, and dubious products such as grain-based fuels are excluded.

In the 6 months ending October 31, 2007, the Fund dramatically outperformed nearly all major market indices and even many "renewable energy" indices. The Fund rose 27.07% for the 6 months compared to 5.49% for S&P 500, 13.69% for the NASDAQ Composite, and 5.17% for the Russell 3000.

There were several dominant sector trends for the period. One such trend, rising energy costs and environmental concerns combined with strong earnings, fueled the torrid performance of stocks related to wind, geothermal, and above all, solar power with some stocks increasing over 100%. Stocks in the emerging "smart" power grid and electricity demand-response technology also posted gains of 20-75%. Another trend which aided Fund performance was a huge surge in venture capital investment into cleantech companies worldwide which promises a pipeline of exciting new cleantech stocks for years to come.

On the flip side, the Fund had minimal exposure to grain-based fuel and clean coal stocks which plunged 30% to 50% during the period. Increasing investor demands for near-term profitability and earnings growth will continue to be hard on fuel cell and cellulosic ethanol companies.

6

Manager's Analysis (Continued)

PowerShares CleantechTM Portfolio (ticker: PZD)

Industry Breakdown (% of the Fund's

Net Assets) as of 31 October 2007

Miscellaneous Manufacturing	23.6
Energy-Alternate Sources	16.6
Electronics	13.5
Environmental Control	8.8
Semiconductors	8.4
Electrical Components & Equipment	5.0
Chemicals	3.7
Machinery-Diversified	3.2
Water	2.9
Telecommunications	2.8
Electric	2.6
Hand/Machine Tools	2.6
Biotechnology	1.9
Office Funishings	1.8
Engineering & Construction	1.3
Computers	1.0
Building Materials	0.4
Other	(0.1)

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 31 October 2007

Security
SunPower Corp., Class A	4.3
Suntech Power Holdings Co. Ltd. ADR (Cayman Islands)	3.9
First Solar, Inc.	3.8
SPX Corp.	3.3
MEMC Electronic Materials, Inc.	3.2
Itron, Inc.	3.2
Roper Industries, Inc.	3.0
Hexcel Corp.	3.0
Woodward Govemor Co.	3.0
Trimble Navigation Ltd.	2.9
Total	33.6

Style Allocation (%)

as of 31 October 2007

Mid-Cap Growth	36.4
Small-Cap Growth	35.6
Small-Cap Value	13.3
Mid-Cap Value	6.2
Large-Cap Growth	5.7
Large-Cap Value	2.8

7

Manager's Analysis (Continued)

PowerShares CleantechTM Portfolio (ticker: PZD)

  Fund Performance History (%)  As of 31 October 2007

Index

		Avg Ann†	Fund Inception
	6 Month	1 Year	Avg Ann†	Cumulative
CleantechTM Index	27.26	37.99	39.72	39.72
NASDAQ Composite Index	13.23	20.81	21.39	21.93
S&P 500® Index	5.49	14.56	14.63	14.63

Fund

NAV Return	27.07	37.58	38.45	39.31
Share Price Return	26.92	37.14	38.33	39.20

Fund Inception: 24 October 2006

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 1.32%. In the Financial Highlights section of this Semi-Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.74% while the Fund's gross annualized total operating expense ratio was 0.96%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The NASDAQ Composite Index and S&P 500® Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 3,087 and 500 common stocks, respectively.

† Average annualized.

8

This page intentionally left blank

Manager's Analysis

PowerShares Golden Dragon Halter USX China Portfolio (ticker: PGJ)

The PowerShares Golden Dragon Halter USX China Portfolio is based on the Halter USX China IndexSM. The Halter USX China IndexSM It is comprised of companies whose common stock is publicly traded in the United States and the majority of whose business is conducted within the People's Republic of China. It was created by the Halter Financial Group in response to the unique economic opportunities taking place in China, as well as the current dynamics in the United States capital markets. While there is strong demand for Chinese equity, U.S. investors still seek and prefer the transparency offered with a U.S. listing. The listing of Chinese companies in the U.S. is a growing trend and this index is intended to provide a valuable tracking and information tool for the investment community.

Over the past six months the portfolio has had phenomenal performance returning 82.17%. China's economy has experienced rapid growth this year resulting in soaring stock prices for Chinese companies. The energy sector has driven performance contributing over 25% of the Fund's return. In particular some of the Fund's top holdings, PetroChina, Yanzhou Coal Mining, and China Petroleum are all up triple digits. Several other top contributors that returned triple digits over the reporting period include Aluminum Corp, Baidu.com, China Life and China Southern Airlines.

Sector Breakdown (% of the Fund's

Net Assets) as of 31 October 2007

Energy	21.5
Telecommunication Services	21.0
Information Technology	14.9
Industrials	14.6
Consumer Discretionary	8.5
Materials	7.1
Financials	4.9
Utilities	3.7
Health Care	3.5
Consumer Staples	0.4
Other	(0.1)

Style Allocation (%)

as of 31 October 2007

Large-Cap Growth	37.9
Mid-Cap Growth	34.3
Large-Cap Value	13.3
Small-Cap Growth	11.0
Small-Cap Value	3.5

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 31 October 2007

Security
PetroChina Co. Ltd. ADR	7.3
China Mobile Ltd. ADR	6.5
China Petroleum and Chemical Corp. ADR	5.2
CNOOC Ltd. ADR	5.1
China Telecom Corp. Ltd. ADR	5.0
China Life Insurance Co. Ltd. ADR	4.9
China Unicom Ltd. ADR	4.9
Baidu.com ADR	4.8
China Netcom Group Corp. Ltd. ADR	4.6
Suntech Power Holdings Co. Ltd. ADR	4.1
Total	52.4

10

Manager's Analysis (Continued)

PowerShares Golden Dragon Halter USX China Portfolio (ticker: PGJ)

  Fund Performance History (%)  As of 31 October 2007

Index

		Avg Ann†	Fund Inception
	6 Month	1 Year	Avg Ann†	Cumulative
Halter USX China IndexSM	83.12	135.12	42.87	181.43
MSCI EAFE Index	8.19	24.91	21.91	77.61
S&P 500® Index	5.49	14.56	11.57	37.37

Fund

NAV Return	82.17	132.85	41.88	175.13
Share Price Return	82.47	133.23	41.84	174.91

Fund Inception: 9 December 2004

*Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 0.73%. In the Financial Highlights section of this Semi-Annual Report, the Fund's net annualized total operating expense ratio was determined to be 0.70% while the Fund's gross annualized total operating expense ratio (before expense reimbursements to the Adviser) was 0.66%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI EAFE Index and S&P 500® Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 1,137 and 500 common stocks, respectively.

† Average annualized.

11

Manager's Analysis

PowerShares Listed Private Equity Portfolio (ticker: PSP)

The PowerShares Listed Private Equity Portfolio seeks investment results that generally correspond to the Red Rocks Listed Private Equity Index. The Index provides investors with a means of diversified exposure to private equity firms and their underlying portfolio investments. The private equity asset class has historically provided strong, non-correlated performance to other traditional asset classes.

Since its October 24, 2006 inception, the Fund has generated a 5.5% return versus the S&P 500 with 14.6%. True to the non-correlated nature of private equity, much of the disparity in performance occurred during a short period over the summer. As of October 31, 2007 the three month return of the Fund was positive 6.8% versus the S&P 500 up 2%, the Russell 2000 increasing 7%, and the S&P Financial Sector (XLF) up 3.3%.

The weakness over the summer does not exhibit the strong characteristics of the underlying portfolio of private equity investments. Nor does it represent the record year in private equity transactions and capital raised along with steadily increasing private equity allocations by endowments, foundations, and pension plans. Over extended time periods, the performance of the Fund is expected to more closely mirror the performance of the private equity sector. This is illustrated by the three-year correlation coefficient of 0.8 between the Red Rocks Listed Private Equity Index and the Cambridge Private Equity Index.

Industry Breakdown (% of the Fund's

Net Assets) as of 31 October 2007

Investment Companies	46.9
Diversified Financial Services	22.0
Holding Companies-Diversified	11.7
REITS	5.5
Internet	4.9
Commercial Services	4.5
Banks	4.3
Money Market Fund	0.3
Other	(0.1)

Style Allocation (%)

as of 31 October 2007

Mid-Cap Growth	43.5
Mid-Cap Value	29.3
Small-Cap Growth	13.8
Small-Cap Value	13.4

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 31 October 2007

Security
Leucadia National Corp.	10.2
Fortress Investment Group LLC, Class A	9.5
American Capital Strategies Ltd.	8.9
Blackstone Group (The) LP	8.2
Allied Capital Corp.	6.8
CapitalSource, Inc.	5.5
Apollo Investment Corp.	4.5
Macquarie Infrastructure Co. LLC	4.5
SVB Financial Group	4.4
KKR Financial Holdings LLC	3.8
Total	66.3

12

Manager's Analysis (Continued)

PowerShares Listed Private Equity Portfolio (ticker: PSP)

  Fund Performance History (%)  As of 31 October 2007

Index

		Avg Ann†	Fund Inception
	6 Month	1 Year	Avg Ann†	Cumulative
Red Rocks Listed Private Equity Index	-5.92	3.19	5.43	5.43
S&P 500 Pure Growth Index	4.39	13.22	13.40	13.40
Russell 2000® Index	2.25	9.27	9.93	9.93

Fund

NAV Return	-5.99	3.20	5.36	5.46
Share Price Return	-6.15	3.18	5.16	5.26

Fund Inception: 24 October 2006

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 0.91%. In the Financial Highlights section of this Semi-Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.72% while the Fund's gross annualized total operating expense ratio was 0.75%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500 Pure Growth Index and Russell 2000® Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 154 and 2,000 common stocks, respectively.

† Average annualized.

13

Manager's Analysis

PowerShares Lux Nanotech Portfolio (ticker: PXN)

The PowerShares Lux Nanotech Portfolio is based on the Lux Nanotech IndexTM which seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

For the last six months ended October 31, 2007 the Fund returned 0.34% relative to the broader market's return of 5.49%. Since the Fund is very specialized and focused on nanotechnology, much of this underperformance was due to single stock selection. Two medical related companies, Flamel Technologies and Immunicon Corp., were both down over 60% during this period. Two of the Fund's larger holdings, Arrowhead and Nanophase, were also down big over the reporting period. However, the Fund also picked several winners, including Cambridge Display, Elan Corp., and Altair Nanotechnologies. Cambridge Display, which is one of the Fund's top holdings, was up 137% over the past six months.

Industry Breakdown (% of the Fund's

Net Assets) as of 31 October 2007

Pharmaceuticals	17.9
Commercial Services	12.6
Electronics	11.3
Chemicals	11.1
Miscellaneous Manufacturing	10.8
Semiconductors	9.3
Computers	6.7
Software	6.4
Energy-Alternate Sources	4.6
Investment Companies	4.6
Auto Manufacturers	3.3
Healthcare-Products	1.4
Other	0.0

Style Allocation (%)

as of 31 October 2007

Small-Cap Growth	43.8
Large-Cap Value	21.0
Mid-Cap Growth	13.6
Large-Cap Growth	11.7
Small-Cap Value	9.9

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 31 October 2007

Security
Altair Nanotechnologies, Inc. (Canada)	7.4
Elan Corp. PLC ADR (Ireland)	7.1
Abraxis BioScience, Inc.	6.6
Accelrys, Inc.	6.4
Veeco Instruments, Inc.	5.8
FEI Co.	5.7
NVE Corp.	5.6
Arrowhead Research Corp.	5.2
Headwaters, Inc.	4.6
Harris & Harris Group, Inc.	4.6
Total	59.0

14

Manager's Analysis (Continued)

PowerShares Lux Nanotech Portfolio (ticker: PXN)

  Fund Performance History (%)  As of 31 October 2007

Index

		Avg Ann†	Fund Inception
	6 Month	1 Year	Avg Ann†	Cumulative
Lux Nanotech IndexTM	0.99	-5.67	6.19	12.90
Merrill Lynch Nanotech Index	-11.03	-15.54	-4.23	-8.35
S&P 500® Index	5.49	14.56	16.05	35.06

Fund

NAV Return	0.34	-5.14	7.20	15.03
Share Price Return	-0.14	-5.37	7.17	14.96

Fund Inception: 26 October 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 0.77%. In the Financial Highlights section of this Semi-Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.70% while the Fund's gross annualized total operating expense ratio was 0.73%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical and index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Merrill Lynch Nanotech Index and S&P 500® Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 21 and 500 common stocks, respectively.

† Average annualized.

15

Manager's Analysis

PowerShares Value Line TimelinessTM Select Portfolio (ticker: PIV)

The PowerShares Value Line TimelinessTM Select Portfolio seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Value Line TimelinessTM Select Index. The Value Line Index is comprised of the 50 domestic stocks with the greatest capital appreciation potential as identified by the Value Line Timeliness Select Methodology. The Value Line Index seeks to provide market out-performance and reduce risk by incorporating Value Line's Safety Ranking into the investment process.

For the past six months as of 10/31/2007, the Fund is up 9.66% relative to the S&P 500 at 5.49%. Much of the outperformance came from an over allocation to consumer discretionary along with superior stock selection within that sector. The Fund also benefited from holding one-fourth the weight in financials relative to the market. Superior stock selection within the health care sector also added to the Fund's relative performance.

Sector Breakdown (% of the Fund's

Net Assets) as of 31 October 2007

Industrials	26.2
Consumer Discretionary	16.2
Energy	13.9
Information Technology	12.8
Health Care	12.3
Materials	10.9
Consumer Staples	5.9
Financials	1.8
Other	0.0

Style Allocation (%)

as of 31 October 2007

Mid-Cap Growth	32.8
Large-Cap Growth	26.4
Small-Cap Growth	14.3
Small-Cap Value	10.8
Mid-Cap Value	9.4
Large-Cap Value	6.3

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 31 October 2007

Security
Intuitive Surgical, Inc.	2.7
Deckers Outdoor Corp.	2.6
Monsanto Co.	2.5
Apple, Inc.	2.5
BHP Billiton Ltd. ADR	2.4
McDermott International, Inc. (Panama)	2.4
Fresh Del Monte Produce, Inc. (Cayman Islands)	2.4
Jacobs Engineering Group, Inc.	2.4
Southern Copper Corp.	2.3
Core Laboratories N.V. (Netherlands)	2.3
Total	24.5

16

Manager's Analysis (Continued)

PowerShares Value Line TimelinessTM Select Portfolio (ticker: PIV)

  Fund Performance History (%)  As of 31 October 2007

Index

		Avg Ann†	Fund Inception
	6 Month	1 Year	Avg Ann†	Cumulative
Value Line TimelinessTM Select Index	9.65	23.42	11.86	23.83
S&P 500® Index	5.49	14.56	13.33	26.97
Russell 2000® Index	2.25	9.27	11.53	23.15

Fund

NAV Return	9.66	23.65	12.12	24.29
Share Price Return	9.61	23.80	11.81	23.64

Fund Inception: 6 December 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 0.73%. In the Financial Highlights section of this Semi-Annual Report, the Fund's net annualized total operating expense ratio was determined to be 0.70% while the Fund's gross annualized total operating expense ratio (before expense reimbursements to the Adviser) was substantially the same at 0.70%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical and index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500® Index and Russell 2000® Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 500 and 2,000 common stocks, respectively.

† Average annualized.

17

Manager's Analysis

PowerShares Value Line Industry Rotation Portfolio (ticker: PYH)

The PowerShares Value Line Industry Rotation Portfolio is based on the Value Line Industry Rotation Index. The Index is comprised of 75 stocks chosen based on both their TimelinessTM rank and their industry TimelinessTM rank. The Index is designed to first rank all industries represented in the Value Line universe by their industry TimelinessTM. The Index then selects the highest ranked stock for TimelinessTM from each of the 50 highest Timeliness(TM)-rated industries, as well as the second highest TimelinessTM-ranked stock from each of the 25 highest rated industries. The Index is reconstituted and rebalanced quarterly using the same methodology as described above.

For the past six months as of 10/31/2007, the Fund is up 10.40% relative to the S&P 500 at 5.49%. Much of the outperformance came from an over allocation to consumer discretionary along with superior stock selection within that sector. The Fund also benefited from holding one-fourth the weight in financials relative to the market. Overweighting in materials and industrials also increased the Fund's relative performance.

18

Manager's Analysis (Continued)

PowerShares Value Line Industry Rotation Portfolio (ticker: PYH)

Industry Breakdown (% of the Fund's

Net Assets) as of 31 October 2007

Commercial Services	6.2
Chemicals	6.1
Electronics	4.7
Engineering & Construction	4.7
Media	4.7
Machinery-Diversified	4.2
Telecommunications	4.2
Metal Fabricate/Hardware	4.1
Transportation	4.1
Oil & Gas	4.0
Internet	3.9
Software	3.9
Insurance	3.8
Pharmaceuticals	3.8
Mining	3.3
Healthcare-Products	3.1
Machinery-Construction & Mining	3.0
Beverages	2.7
Computers	2.7
Oil & Gas Services	2.7
Financial	2.6
Environmental Control	2.5
Semiconductors	2.3
Food	1.6
Aerospace/Defense	1.5
Packaging & Containers	1.4
Healthcare-Services	1.3
Iron/Steel	1.3
Entertainment	1.2
Home Furnishings	1.2
Real Estate	1.1
Auto Parts & Equipment	1.0
Retail	1.0
Money Market Fund	0.1
Other	0.0

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 31 October 2007

Security
Intuitive Surgical, Inc.	1.8
Monsanto Co.	1.7
Potash Corp. of Saskatchewan, Inc. (Canada)	1.7
BHP Billiton Ltd. ADR	1.6
Southern Copper Corp.	1.6
Jacobs Engineering Group, Inc.	1.6
McDermott International, Inc. (Panama)	1.6
CNH Global N.V. (Netherlands)	1.6
Fresh Del Monte Produce, Inc. (Cayman Islands)	1.6
BE Aerospace, Inc.	1.5
Total	16.3

Style Allocation (%)

as of 31 October 2007

Mid-Cap Growth	34.8
Large-Cap Growth	24.2
Small-Cap Growth	13.6
Mid-Cap Value	13.4
Large-Cap Value	9.0
Small-Cap Value	5.0

19

Manager's Analysis (Continued)

PowerShares Value Line Industry Rotation Portfolio (ticker: PYH)

  Fund Performance History (%)  As of 31 October 2007

Index

	6 Month	Fund Inception Cumulative
Value Line Industry Rotation Index	10.33	22.83
S&P 500® Index	5.49	12.74
Russell 2000® Index	2.25	7.14

Fund

NAV Return	10.40	22.93
Share Price Return	10.27	22.80

Fund Inception: 1 December 2006

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 1.58%. In the Financial Highlights section of this Semi-Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.75% while the Fund's gross annualized total operating expense ratio was 1.04%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500® Index and Russell 2000® Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 500 and 2,000 common stocks, respectively.

20

This page intentionally left blank

Manager's Analysis

PowerShares Water Resources Portfolio (ticker: PHO)

The Powershares Water Resources Portfolio continued its strong relative performance over the 6-month period May 1 to October 31, 2007 with an increase of 16.34%. The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the Palisades Water Index. The Palisades Water Index is a proxy for the water industry and includes U.S. exchange-listed water companies that participate in the broad spectrum of industry sectors including water utilities, water and wastewater treatment, water infrastructure, analytics and water resource management.

Comparisons to the broader averages (the Dow Jones Industrial Average at 7.79% and the S&P 500 at 5.49%, for example) the Fund's performance figures are extremely favorable. Of greater significance, however, is the industry's relatively lower volatility and its continuing divergence in correlation from other equity asset classes. As a result, based on long-term water industry fundamentals, PHO continues the secular trend higher, without the range-bound characteristics associated with the Dow Jones Industrial Average and the S&P 500 Index. Further, the Palisades index design, in particular the quarterly rebalancing and reconstitution, has played a major role in not only outperforming the broader market indexes but also outpacing competitive products within the water industry.

The increasing recognition of the sector's attractiveness based on the basic supply and demand fundamentals of the global water industry are reinforced by the earnings momentum, and a large number of individual index components. Water industry growth is expected to remain robust with particular strength in global water infrastructure, treatment and services.

Industry Breakdown (% of the Fund's

Net Assets) as of 31 October 2007

Miscellaneous Manufacturing	26.0
Water	16.5
Engineering & Construction	13.3
Electronics	12.1
Environmental Control	9.5
Machinery-Diversified	6.6
Metal Fabricate/Hardware	6.2
Biotechnology	3.5
Electrical Components & Equipment	3.1
Hand/Machine Tools	3.0
Other	0.2

Style Allocation (%)

as of 31 October 2007

Mid-Cap Growth	32.0
Small-Cap Growth	21.4
Small-Cap Value	18.7
Mid-Cap Value	11.7
Large-Cap Growth	10.1
Large-Cap Value	6.1

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 31 October 2007

Security
Itron, Inc.	4.2
Aecom Technology Corp.	3.9
Tetra Tech, Inc.	3.9
URS Corp.	3.9
Veolia Environnement ADR (France)	3.8
Valmont Industries, Inc.	3.8
Pentair, Inc.	3.8
Layne Christensen Co.	3.8
Pall Corp.	3.6
Millipore Corp.	3.5
Total	38.2

22

Manager's Analysis (Continued)

PowerShares Water Resources Portfolio (ticker: PHO)

  Fund Performance History (%)  As of 31 October 2007

Index

		Avg Ann†	Fund Inception
	6 Month	1 Year	Avg Ann†	Cumulative
Palisades Water Index	18.10	28.68	24.06	50.87
S&P 500® Index	5.49	14.56	13.33	26.97
Dow Jones Utility Index	3.02	19.33	15.85	32.39

Fund

NAV Return	16.34	25.96	22.71	47.58
Share Price Return	16.34	25.96	22.02	46.00

Fund Inception: 6 December 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 0.68%. In the Financial Highlights section of this Semi-Annual Report, the Fund's net annualized total operating expense ratio was determined to be 0.66% while the Fund's gross annualized total operating expense ratio (before expense reimbursements to the Adviser) was 0.64%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical and index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500® Index and Dow Jones Utility Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 500 and 15 common stocks, respectively.

† Average annualized.

23

Manager's Analysis

PowerShares WilderHill Clean Energy Portfolio (ticker: PBW)

The PowerShares WilderHill Clean Energy Portfolio is based on the WilderHill Clean Energy Index which seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

Over the past six months, the portfolio has returned 31.31%. The start of this 6 month period came at a time when clean energy valuations already were broadly gaining. Those gains continued then at a moderate pace for roughly three months over the summer, and were distributed across diverse aspects of the sector as defined by the WilderHill Clean Energy Index.

Following a brief correction in August, the Fund saw even sharper increases through October. To a significant degree that was due to non-negligible prospects for growth in solar globally due to sharply rising demand in countries such as Germany, Japan, China, and Spain. It was also fueled by increasing anticipation that America, too, could add to that mix with new federal legislation, thus creating more demand and helping to increase solar stock volatility to the upside. Several of the Fund's China-based companies in particular saw greater demand.

Industry Breakdown (% of the Fund's

Net Assets) as of 31 October 2007

Energy-Alternate Sources	39.9
Semiconductors	14.6
Electrical Components & Equipment	14.1
Electric	9.3
Chemicals	9.2
Auto Parts & Equipment	3.8
Electronics	3.5
Computers	3.3
Food	2.1
Other	0.2

Style Allocation (%)

as of 31 October 2007

Small-Cap Growth	53.7
Mid-Cap Growth	26.7
Small-Cap Value	7.9
Large-Cap Growth	6.7
Mid-Cap Value	5.0

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 31 October 2007

Security
SunPower Corp., Class A	4.3
American Superconductor Corp.	4.1
Suntech Power Holdings Co. Ltd. ADR (Cayman Islands)	3.9
First Solar, Inc.	3.9
Yingli Green Energy Holding Co., Ltd. ADR (Cayman Islands)	3.9
Emcore Corp.	3.6
Evergreen Solar, Inc.	3.5
JA Solar Holdings Co. Ltd. ADR (Cayman Islands)	3.4
Ormat Technologies, Inc.	3.3
MEMC Electronic Materials, Inc.	3.2
Total	37.1

24

Manager's Analysis (Continued)

PowerShares WilderHill Clean Energy Portfolio (ticker: PBW)

  Fund Performance History (%)  As of 31 October 2007

Index

		Avg Ann†	Fund Inception
	6 Month	1 Year	Avg Ann†	Cumulative
WilderHill Clean Energy Index	31.27	41.69	19.12	59.54
NASDAQ Composite Index	13.23	20.81	13.10	38.90
S&P 500® Index	5.49	14.56	11.71	34.39

Fund

NAV Return	31.31	42.04	20.05	62.69
Share Price Return	31.18	42.12	20.10	62.85

Fund Inception: 3 March 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 0.70%. In the Financial Highlights section of this Semi-Annual Report, the Fund's net annualized total operating expense ratio was determined to be 0.68% while the Fund's gross annualized total operating expense ratio (before expense reimbursements to the Adviser) was 0.67%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The NASDAQ Composite Index and S&P 500® Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 3,087 and 500 common stocks, respectively.

† Average annualized.

25

Manager's Analysis

PowerShares WilderHill Progressive Energy Portfolio (ticker: PUW)

The PowerShares WilderHill Progressive Energy Portfolio is based on the WilderHill Progressive Energy Index which seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

Over the past six months, the portfolio has returned 10.05%. A run-up in valuations that began in March ended rather abruptly in mid-July following a nearly unbroken rise over four months. A sharp decline that was next seen was typical in its severity compared to the past corrections for this Fund, however, the sideways movement that followed continued for a slightly longer period than usual. The Fund then rose and ended October at a level just below a previously reached all-time mid-July high.

Reasons for that decline included a general credit crunch in broader markets in July. But it was also due to specifics in the alternative energy sector, such as lower values in nuclear fuel stocks, decreases in the lower CO2 natural gas providers, biofuel makers, cleaner-coal applications, emission control manufacturers, and those in smarter grids and energy efficiency technology. Attention in the political arena to climate change solutions and improving use of fossil fuels also drew some fresh attention to the progressive technologies represented in this Fund.

Industry Breakdown (% of the Fund's

Net Assets) as of 31 October 2007

Electric	11.3
Energy-Alternate Sources	10.8
Mining	8.2
Auto Parts & Equipment	7.9
Electrical Components & Equipment	6.8
Semiconductors	6.8
Miscellaneous Manufacturing	6.7
Chemicals	5.8
Oil & Gas	5.6
Auto Manufacturers	4.7
Electronics	4.1
Environmental Control	3.9
Gas	3.5
Pipelines	2.8
Food	2.7
Agriculture	2.6
Telecommunications	2.2
Hand/Machine Tools	1.7
Aerospace/Defense	1.6
Investment Companies	0.5
Money Market Fund	0.1
Other	(0.3)

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 31 October 2007

Security
Fuel Tech, Inc.	3.5
Uranium Resources, Inc.	3.4
Merthanex Corp. (Canada)	3.3
Clean Energy Fuels Corp.	3.0
Sasol Ltd. ADR (South Africa)	2.8
Questar Corp.	2.8
Chesapeake Energy Corp.	2.8
Headwaters, Inc.	2.7
Tenneco, Inc.	2.7
SunOpta, Inc. (Canada)	2.7
Total	29.7

Style Allocation (%)

as of 31 October 2007

Small-Cap Growth	23.9
Small-Cap Value	23.4
Mid-Cap Value	22.1
Large-Cap Value	13.2
Mid-Cap Growth	9.9
Large-Cap Growth	7.5

26

Manager's Analysis (Continued)

PowerShares WilderHill Progressive Energy Portfolio (ticker: PUW)

  Fund Performance History (%)  As of 31 October 2007

Index

		Avg Ann†	Fund Inception
	6 Month	1 Year	Avg Ann†	Cumulative
WilderHill Progressive Energy Index	9.85	24.79	26.00	26.00
NASDAQ Composite Index	13.23	20.81	21.39	21.93
S&P 500® Index	5.49	14.56	14.63	14.63

Fund

NAV Return	10.05	25.31	26.01	26.57
Share Price Return	9.92	25.31	25.98	26.54

Fund Inception: 24 October 2006

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 1.35%. In the Financial Highlights section of this Semi-Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.77% while the Fund's gross annualized total operating expense ratio was 1.00%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The NASDAQ Composite Index and S&P 500® Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 3,087 and 500 common stocks, respectively.

27

Manager's Analysis

PowerShares DWA Technical LeadersTM Portfolio (ticker: PDP)

The PowerShares DWA Technical LeadersTM Portfolio is based on the Dorsey Wright Technical LeadersTM Index which includes approximately 100 U.S.-listed companies that demonstrate strong relative strength characteristics. The Index is constructed pursuant to Dorsey Wright proprietary methodology, which takes into account, among other factors, the performance of each of the 3,000 largest U.S.-listed companies as compared to a benchmark index, and the relative performance of industry sectors and sub-sectors. Stocks that are selected receive a modified equal weighting. PDP outperformed the general market over the reporting period posting a solid 8.66% return.

One of the major themes in the portfolio continues to be the underweight of financials. This macro sector has been underperforming for quite some time, and the allocation in the portfolio continues to shrink. During the third quarter, financials were especially hard hit due to the concerns over sub-prime mortgage exposure. This underperformance caused the allocation to fall even farther. The allocation the Fund has in financials is also much more capital-markets focused rather than banking focused. The Fund doesn't have any banks or S&L stocks in the portfolio, but much of the financials exposure is in asset managers and insurance stocks. The Fund holds one REIT in the portfolio, but it is a company that focuses on health care properties so it subject to a slightly different cycle than most other REITs.

Industrials continue to be a large overweight and increased quite a bit more heading into the last quarter of the year. While only price performance is analyzed when the index is constructed, it is clear that the falling dollar has helped firms in this area. A falling dollar makes U.S. goods much cheaper overseas (and foreign goods much more expensive domestically), which has helped U.S. firms increase their sales relative to their foreign competitors. We may also be seeing signs of a shift from a consumer spending to a capital spending economy. The U.S. consumer spent heavily during the first part of the decade, but the slowing real estate market and overall economy might put a crimp in their spending. Businesses, however, seem to be continuing to spend.

The factor with the largest effect on the overall portfolio changes has to be the leadership switch from value to growth. The outperformance of value, which began in early 2000, finally seems to be coming to an end. We saw some signs of a growth resurgence back in 2003, but it quickly reverted back to a more value-driven market. This time, we are seeing growth continuing to outperform. We don't specifically allocate the portfolio based on growth versus value, but the bottom-up allocation process picks the changes up very quickly. The portfolio has been shedding weight in value areas and increasing exposure to areas that benefit from a growth environment. As these trends continue, the portfolio will adapt and exploit them.

28

Manager's Analysis (Continued)

PowerShares DWA Technical LeadersTM Portfolio (ticker: PDP)

Industry Breakdown (% of the Fund's

Net Assets) as of 31 October 2007

Industrials	30.8
Health Care	15.2
Energy	10.4
Consumer Discretionary	8.1
Information Technology	6.7
Materials	6.6
Financials	6.5
Utilities	6.4
Telecommunication Services	5.0
Consumer Staples	4.3
Other	0.0

Style Allocation (%)

as of 31 October 2007

Mid-Cap Growth	52.4
Large-Cap Growth	23.5
Mid-Cap Value	15.4
Large-Cap Value	8.7

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 31 October 2007

Security
American Tower Corp., Class A	4.5
McDermott International, Inc. (Panama)	3.4
Apple, Inc.	2.8
Williams (The) Cos., Inc.	2.6
Energizer Holdings, Inc.	2.6
Covanta Holding Corp.	2.5
Stericycle, Inc.	2.3
Pediatrix Medical Group, Inc.	2.2
General Cable Corp.	2.1
Ventas, Inc.	1.7
Total	26.7

29

Manager's Analysis (Continued)

PowerShares DWA Technical LeadersTM Portfolio (ticker: PDP)

  Fund Performance History (%)  As of 31 October 2007

Index

	6 Month	Fund Inception Cumulative
Dorsey Wright Technical LeadersTM Index	8.74	16.17
S&P 500® Index	5.49	11.68

Fund

NAV	8.66	16.06
Share Price Return	8.17	15.58

Fund Inception: 1 March 2007

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 1.96%. In the Financial Highlights section of this Semi-Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.71% while the Fund's gross annualized total operating expense ratio was 0.73%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500® Index is an unmanaged index used as a measurement of change in stock market conditions based on the average performance of approximately 500 common stocks.

30

This page intentionally left blank

Funds' Distribution History

	Ex-Dividend	10/15/07	9/21/07	9/14/07	8/15/07	7/13/07	6/15/07	5/15/07
	Record	10/17/07	9/25/07	9/18/07	8/17/07	7/17/07	6/19/07	5/17/07
	Payable	10/31/07	9/28/07	9/28/07	8/31/07	7/31/07	6/29/07	5/31/07
Fund	Ticker
PowerShares Aerospace & Defense Portfolio	PPA	—	0.01038	—	—	—	0.01862	—
PowerShares CleantechTM Portfolio	PZD	—	—	—	—	—	—	—
PowerShares Golden Dragon Halter USX China Portfolio	PGJ	—	0.04904	—	—	—	0.16303	—
PowerShares Listed Private Equity Portfolio	PSP	—	0.11266	—	—	—	0.21792	—
PowerShares Lux Nanotech Portfolio	PXN	—	—	—	—	—	—	—
PowerShares Value Line TimelinessTM Select Portfolio	PIV	—	—	—	—	—	—	—
PowerShares Value Line Industry Rotation Portfolio	PYH	—	0.01475	—	—	—	—	—
PowerShares Water Resources Portfolio	PHO	—	0.01328	—	—	—	0.03052	—
PowerShares WilderHill Clean Energy Portfolio	PBW	—	—	—	—	—	—	—
PowerShares WilderHill Progressive Energy Portfolio	PUW	—	0.02001	—	—	—	0.06309	—
PowerShares DWA Technical LeadersTM Portfolio	PDP	—	0.02466	—	—	—	—	—
	Ex-Dividend	9/15/06	8/15/06	7/14/06	6/16/06	6/15/06	5/15/06	3/17/06
	Record	9/16/06	8/17/06	7/18/06	6/20/06	6/19/06	5/17/06	3/21/06
	Payable	9/29/06	8/31/06	7/31/06	6/30/06	6/30/06	5/31/06	3/30/06
Fund	Ticker
PowerShares Aerospace & Defense Portfolio	PPA	0.02002	—	—	0.02120	—	—	—
PowerShares CleantechTM Portfolio	PZD	—	—	—	—	—	—	—
PowerShares Golden Dragon Halter USX China Portfolio	PGJ	0.08011	—	—	0.12430	—	—	—
PowerShares Listed Private Equity Portfolio	PSP	—	—	—	—	—	—	—
PowerShares Lux Nanotech Portfolio	PXN	—	—	—	—	—	—	—
PowerShares Value Line TimelinessTM Select Portfolio	PIV	—	—	—	—	—	—	—
PowerShares Value Line Industry Rotation Portfolio	PYH	—	—	—	—	—	—	—
PowerShares Water Resources Portfolio	PHO	0.03621	—	—	0.03737	—	—	—
PowerShares WilderHill Clean Energy Portfolio	PBW	—	—	—	0.01037	—	—	—
PowerShares WilderHill Progressive Energy Portfolio	PUW	—	—	—	—	—	—	—
PowerShares DWA Technical LeadersTM Portfolio	PDP	—	—	—	—	—	—	—

32

	4/13/07	3/16/07	3/15/07	2/15/07	1/12/07	12/15/06	11/15/06	10/13/06
	4/17/07	3/20/07	3/20/07	2/20/07	1/16/07	12/19/06	11/17/06	10/17/06
	4/30/07	3/30/07	3/30/07	2/28/07	1/31/07	12/29/06	11/30/06	10/31/06
Fund
PowerShares Aerospace & Defense Portfolio	—	0.01223	—	—	—	0.00968	—	—
PowerShares CleantechTM Portfolio	—	—	—	—	—	—	—	—
PowerShares Golden Dragon Halter USX China Portfolio	—	—	—	—	—	0.00598	—	—
PowerShares Listed Private Equity Portfolio	—	0.07235	—	—	—	0.26528	—	—
PowerShares Lux Nanotech Portfolio	—	—	—	—	—	—	—	—
PowerShares Value Line TimelinessTM Select Portfolio	—	—	—	—	—	—	—	—
PowerShares Value Line Industry Rotation Portfolio	—	—	—	—	—	0.01016	—	—
PowerShares Water Resources Portfolio	—	0.02358	—	—	—	0.07779	—	—
PowerShares WilderHill Clean Energy Portfolio	—	—	—	—	—	0.03675	—	—
PowerShares WilderHill Progressive Energy Portfolio	—	0.01250	—	—	—	0.00451	—	—
PowerShares DWA Technical LeadersTM Portfolio	—	—	—	—	—	—	—	—
	12/30/05	12/16/05	9/16/05	6/17/05	4/1/05	3/18/05	12/31/04	12/17/04
	1/4/06	12/20/05	9/20/05	6/21/05	4/5/05	3/22/05	1/4/05	12/21/04
	1/31/06	12/30/05	9/30/05	6/30/05	4/29/05	4/29/05	1/31/05	1/31/05
Fund
PowerShares Aerospace & Defense Portfolio	—	0.02191	—	—	—	—	—	—
PowerShares CleantechTM Portfolio	—	—	—	—	—	—	—	—
PowerShares Golden Dragon Halter USX China Portfolio	—	0.00132	0.11161	0.04962	—	—	—	—
PowerShares Listed Private Equity Portfolio	—	—	—	—	—	—	—	—
PowerShares Lux Nanotech Portfolio	0.06725	0.01063	—	—	—	—	—	—
PowerShares Value Line TimelinessTM Select Portfolio	—	—	—	—	—	—	—	—
PowerShares Value Line Industry Rotation Portfolio	—	—	—	—	—	—	—	—
PowerShares Water Resources Portfolio	0.02682	0.00627	—	—	—	—	—	—
PowerShares WilderHill Clean Energy Portfolio	—	—	—	—	—	—	—	—
PowerShares WilderHill Progressive Energy Portfolio	—	—	—	—	—	—	—	—
PowerShares DWA Technical LeadersTM Portfolio	—	—	—	—	—	—	—	—

33

Frequency Distribution of Discounts & Premiums (Unaudited)

Since Inception through October 31, 2007

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Days	0-24	25-49	50-99	100-149	150-199	200+
PPA	PowerShares Aerospace & Defense Portfolio	10/26/05	507	260	9	2	—	—	—
PZD	PowerShares CleantechTM Portfolio	10/24/06	257	69	9	8	—	—	—
PGJ	PowerShares Golden Dragon Halter USX China Portfolio	12/9/04	729	373	95	19	—	—	—
PSP	PowerShares Listed Private Equity Portfolio	10/24/06	257	141	4	—	—	—	—
PXN	PowerShares Lux Nanotech Portfolio	10/26/05	507	224	39	13	5	1	—
PIV	PowerShares Value Line TimelinessTM Select Portfolio	12/6/05	479	233	19	2	—	—	—
PYH	PowerShares Value Line Industry Rotation Portfolio	12/1/06	230	103	3	1	—	—	—
PHO	PowerShares Water Resources Portfolio	12/6/05	479	226	82	14	1	—	—
PBW	PowerShares WilderHill Clean Energy Portfolio	3/3/05	672	304	83	11	2	—	—
PUW	PowerShares WilderHill Progressive Energy Portfolio	10/24/06	257	91	10	3	—	—	—
PDP	PowerShares DWA Technical LeadersTM Portfolio	3/1/07	171	85	3	3	—	—	—

34

	Closing Below Above NAV (bps)
Ticker	-0-24	-25-49	-50-99	-100-149	-150-199	-200+
PPA	234	2	—	—	—	—
PZD	166	5	—	—	—	—
PGJ	221	16	5	—	—	—
PSP	109	3	—	—	—	—
PXN	200	20	3	—	1	1
PIV	222	3	—	—	—	—
PYH	121	2	—	—	—	—
PHO	148	6	1	1	—	—
PBW	245	26	1	—	—	—
PUW	151	2	—	—	—	—
PDP	79	—	1	—	—	—

35

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2007.

Actual Expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Aerospace & Defense Portfolio Actual	$1,000.00	$1,185.79	0.66%	$3.63
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	0.66%	$3.35
PowerShares CleantechTM Portfolio Actual	$1,000.00	$1,270.69	0.74%	$4.22
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.74%	$3.76
PowerShares Golden Dragon Halter USX China Portfolio Actual	$1,000.00	$1,821.66	0.70%	$4.96
Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	0.70%	$3.56

36

Fees and Expenses (Continued)

	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Listed Private Equity Portfolio Actual	$1,000.00	$940.08	0.72%	$3.51
Hypothetical (5% return before expenses)	$1,000.00	$1,021.52	0.72%	$3.66
PowerShares Lux Nanotech Portfolio Actual	$1,000.00	$1,003.43	0.70%	$3.53
Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	0.70%	$3.56
PowerShares Value Line TimelinessTM Select Portfolio
Actual	$1,000.00	$1,096.64	0.70%	$3.69
Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	0.70%	$3.56
PowerShares Value Line Industry Rotation Portfolio
Actual	$1,000.00	$1,103.97	0.75%	$3.97
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	0.75%	$3.81
PowerShares Water Resource Portfolio Actual	$1,000.00	$1,163.36	0.66%	$3.59
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	0.66%	$3.35
PowerShares WilderHill Clean Energy Portfolio Actual	$1,000.00	$1,313.11	0.68%	$3.95
Hypothetical (5% return before expenses)	$1,000.00	$1,021.72	0.68%	$3.46
PowerShares WilderHill Progressive Energy Portfolio Actual	$1,000.00	$1,100.49	0.77%	$4.07
Hypothetical (5% return before expenses)	$1,000.00	$1,021.27	0.77%	$3.91
PowerShares DWA Technical LeadersTM Portfolio Actual	$1,000.00	$1,086.64	0.71%	$3.72
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	0.71%	$3.61

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended October 31, 2007. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 184 and then dividing the result by 366.

37

Schedule of Investments

PowerShares Aerospace and Defense Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks—99.9%
	Aerospace/Defense—50.5%
38,284	Aerovironment, Inc.*	$985,047
66,318	Alliant Techsystems, Inc.*	7,320,844
44,232	Argon ST, Inc.*	893,929
218,654	Boeing Co.	21,557,098
81,010	DRS Technologies, Inc.	4,653,214
20,485	Ducommun, Inc.*	813,869
41,966	EDO Corp.	2,434,028
50,885	Esterline Technologies Corp.*	2,787,480
111,111	GenCorp, Inc.*	1,308,888
217,210	General Dynamics Corp.	19,757,422
240,844	Goodrich Corp.	16,777,193
27,585	Herley Industries, Inc.*	421,775
161,211	L-3 Communications Holdings, Inc.	17,675,174
216,483	Lockheed Martin Corp.	23,821,790
83,860	Moog, Inc., Class A*	3,870,139
29,888	MTC Technologies, Inc.*	546,652
229,973	Northrop Grumman Corp.	19,230,342
117,045	Orbital Sciences Corp.*	2,988,159
287,354	Raytheon Co.	18,278,588
224,804	Rockwell Collins, Inc.	16,817,587
69,140	Teledyne Technologies, Inc.*	3,616,713
19,647	United Industrial Corp.	1,587,871
287,046	United Technologies Corp.	21,984,853
		210,128,655
	Auto Manufacturers—2.5%
134,609	Force Protection, Inc.*	2,409,501
146,407	Oshkosh Truck Corp.	7,935,260
		10,344,761
	Commercial Services—4.6%
112,492	DynCorp International, Inc., Class A*	2,546,819
850,675	SAIC, Inc.*	16,766,804
		19,313,623
	Computers—5.9%
59,193	CACI International, Inc., Class A*	3,187,543
289,760	Computer Sciences Corp.*	16,919,086
44,714	Mercury Computer Systems, Inc.*	699,327
25,931	SI International, Inc.*	731,514
112,929	SRA International, Inc., Class A*	3,101,030
		24,638,500
	Electronics—11.4%
18,173	American Science & Engineering, Inc.	1,098,376
186,970	Cogent, Inc.*	2,761,547
52,736	Cubic Corp.	2,373,120
132,912	FLIR Systems, Inc.*	9,222,764
153,653	Garmin Ltd. (Cayman Islands)	16,502,332
147,878	L-1 Identity Solutions, Inc.*	2,746,094
33,820	OSI Systems, Inc.*	846,515

Number of Shares		Value
	Common Stocks (Continued)
124,202	Taser International, Inc.*	$2,067,963
237,140	Trimble Navigation Ltd.*	9,888,738
		47,507,449
	Engineering & Construction—1.8%
43,800	Stanley, Inc.*	1,159,824
105,293	URS Corp.*	6,508,160
		7,667,984
	Metal Fabricate/Hardware—4.8%
28,634	Ladish Co., Inc.*	1,314,014
122,815	Precision Castparts Corp.	18,398,915
		19,712,929
	Miscellaneous Manufacturing—10.5%
53,518	Ceradyne, Inc.*	3,661,166
388,274	Honeywell International, Inc.	23,455,633
243,802	ITT Corp.	16,315,230
		43,432,029
	Packaging & Containers—2.4%
202,114	Ball Corp.	10,020,812
	Software—0.7%
67,266	ManTech International Corp., Class A*	2,674,496
	Telecommunications—4.8%
24,394	Applied Signal Technology, Inc.	350,542
34,703	GeoEye, Inc.*	1,086,551
271,175	Harris Corp.	16,422,357
29,705	KVH Industries, Inc.*	280,415
59,587	Viasat, Inc.*	1,817,404
		19,957,269
	Total Investments (Cost $370,339,705)—99.9%	415,398,507
	Other assets less liabilities—0.1%	614,436
	Net Assets—100.0%	$416,012,943

*  Non-income producing security.

COUNTRY BREAKDOWN

October 31, 2007 (Unaudited)

	Value	Net Assets
United States	$398,896,175	95.9%
Cayman Islands	16,502,332	4.0
Total investments	415,398,507	99.9
Other assets less liabilities	614,436	0.1
Net Assets	$416,012,943	100.0%

See Notes to Financial Statements.
38

Schedule of Investments

PowerShares CleantechTM Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks—100.1%
	Biotechnology—1.9%
52,933	Martek Biosciences Corp.*	$1,617,103
	Building Materials—0.4%
28,962	Trex Co., Inc.*	313,948
	Chemicals—3.7%
57,862	Landec Corp.*	859,829
52,040	Zoltek Cos., Inc.*	2,302,770
		3,162,599
	Computers—1.0%
25,941	Echelon Corp.*	571,999
26,699	Maxwell Technologies, Inc.*	267,524
		839,523
	Electric—2.6%
9,929	EnerNOC, Inc.*	462,691
33,253	Ormat Technologies, Inc.	1,793,335
		2,256,026
	Electrical Components & Equipment—5.0%
31,000	American Superconductor Corp.*	841,650
41,479	Energy Conversion Devices, Inc.*	1,131,962
66,493	EnerSys*	1,204,852
95,962	Power-One, Inc.*	544,105
44,602	PowerSecure International, Inc.*	570,014
		4,292,583
	Electronics—13.5%
36,278	Badger Meter, Inc.	1,394,889
27,366	Dionex Corp.*	2,408,208
25,207	Itron, Inc.*	2,709,500
60,731	Trimble Navigation Ltd.*	2,532,483
37,876	Woodward Governor Co.	2,537,692
		11,582,772
	Energy-Alternate Sources—16.6%
30,139	Comverge, Inc.*	1,060,893
20,818	First Solar, Inc.*	3,306,107
83,254	Headwaters, Inc.*	1,194,695
33,759	LDK Solar Co., Ltd. ADR (Cayman Islands)*	1,337,194
29,044	SunPower Corp., Class A*	3,672,904
57,391	Suntech Power Holdings Co. Ltd. ADR (Cayman Islands)*	3,379,756
68,229	Verenium Corp.*	362,978
		14,314,527
	Engineering & Construction—1.3%
77,889	Insituform Technologies, Inc., Class A*	1,095,119
	Environmental Control—8.8%
32,798	Clean Harbors, Inc.*	1,614,646
51,180	Fuel Tech, Inc.*	1,513,393

Number of Shares		Value
	Common Stocks (Continued)
84,141	Nalco Holding Co.	$2,091,745
100,543	Tetra Tech, Inc.*	2,347,678
		7,567,462
	Hand/Machine Tools—2.6%
55,711	Baldor Electric Co.	2,246,268
	Machinery-Diversified—3.2%
43,021	Kadant, Inc.*	1,396,892
27,724	Lindsay Corp.	1,364,021
		2,760,913
	Miscellaneous Manufacturing—23.6%
63,418	Clarcor, Inc.	2,312,220
57,087	Donaldson Co., Inc.	2,446,749
47,133	ESCO Technologies, Inc.*	1,950,835
103,462	Hexcel Corp.*	2,589,654
62,425	Pall Corp.	2,501,370
38,622	Polypore International, Inc.*	662,754
36,772	Roper Industries, Inc.	2,603,825
17,541	Siemens AG ADR (Germany)	2,392,066
27,947	SPX Corp.	2,831,030
		20,290,503
	Office Furnishings—1.8%
82,848	Interface, Inc., Class A	1,584,882
	Semiconductors—8.4%
72,819	Cree, Inc.*	2,038,932
73,954	International Rectifier Corp.*	2,468,585
37,691	MEMC Electronic Materials, Inc.*	2,759,735
		7,267,252
	Telecommunications—2.8%
98,391	Corning, Inc.	2,387,950
	Water—2.9%
28,035	Veolia Environnement ADR (France)	2,515,581
	Total Investments (Cost $77,355,302)—100.1%	86,095,011
	Liabilities in excess of other assets—(0.1%)	(78,363)
	Net Assets—100.0%	$86,016,648

ADR American Depositary Receipt.

*  Non-income producing security.

See Notes to Financial Statements.
39

Schedule of Investments (Continued)

PowerShares CleantechTM Portfolio

October 31, 2007 (Unaudited)

COUNTRY BREAKDOWN

October 31, 2007 (Unaudited)

	Value	Net Assets
United States	$76,470,414	88.9%
Cayman Islands	4,716,950	5.5
France	2,515,581	2.9
Germany	2,392,066	2.8
Total investments	86,095,011	100.1
Liabilities in excess of other assets	(78,363)	(0.1)
Net Assets	$86,016,648	100.0%

See Notes to Financial Statements.
40

Schedule of Investments

PowerShares Golden Dragon Halter USX China Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks—100.1%
	Consumer Discretionary—8.5%
143,074	Acorn International, Inc. ADR*	$2,430,827
114,681	China Automotive Systems, Inc.*	959,880
311,758	Ctrip.com International Ltd. ADR	17,570,681
120,245	eLong, Inc. ADR*	1,299,848
533,796	Focus Media Holding Ltd. ADR*	33,095,353
202,645	Global Sources Ltd.*	6,567,724
166,097	Home Inns & Hotels Management, Inc. ADR*	7,313,251
30,561	Man Sang Holdings, Inc.	299,803
168,859	New Oriental Education & Technology Group, Inc. ADR*	15,116,258
87,482	SORL Auto Parts, Inc.*	786,463
119,363	Wonder Auto Technology, Inc.*	1,098,140
325,207	Xinhua Finance Media Ltd. ADR*	2,520,354
		89,058,582
	Consumer Staples—0.4%
78,877	American Dairy, Inc.*	1,732,927
257,601	New Dragon Asia Corp.*	319,425
118,221	Origin Agritech Ltd.*	1,067,536
341,414	Tiens Biotech Group USA, Inc.*	1,283,717
		4,403,605
	Energy—21.5%
329,509	China Petroleum and Chemical Corp. ADR	54,668,838
246,873	CNOOC Ltd. ADR	53,445,536
292,698	PetroChina Co. Ltd. ADR	76,862,495
367,969	Yanzhou Coal Mining Co. Ltd. ADR	40,064,465
		225,041,334
	Financials—4.9%
507,315	China Life Insurance Co. Ltd. ADR	51,599,009
	Health Care—3.5%
103,989	3SBio, Inc. ADR*	2,135,934
130,954	China Medical Technologies, Inc. ADR	6,109,004
31,903	Chindex International, Inc.*	1,086,616
496,467	Mindray Medical International Ltd. ADR	19,739,528
299,147	Simcere Pharmaceutical Group ADR*	4,995,755
192,024	Sinovac Biotech Ltd.*	1,184,788
159,973	Tongjitang Chinese Medicines Co. ADR*	1,839,690
		37,091,315
	Industrials—14.6%
131,311	51job, Inc. ADR*	2,926,922
130,506	Canadian Solar, Inc.*	1,444,701
235,713	China Bak Battery, Inc.*	1,414,278
232,943	China Eastern Airlines Corp. Ltd. ADR*	25,483,964
418,727	China Southern Airlines Co. Ltd. ADR*	29,478,382

Number of Shares		Value
	Common Stocks (Continued)
178,380	China Yuchai International Ltd.	$2,461,644
72,474	Deswell Industries, Inc.	731,987
106,157	Fushi International, Inc.*	1,794,053
678,070	Guangshen Railway Co. Ltd. ADR	29,373,992
220,603	JA Solar Holdings Co. Ltd. ADR*	12,706,733
229,723	Solarfun Power Holdings Co. Ltd. ADR*	3,220,716
720,161	Suntech Power Holdings Co. Ltd. ADR*	42,410,282
		153,447,654
	Information Technology—14.9%
411,613	Actions Semiconductor Co. Ltd. ADR*	2,058,065
208,687	AsiaInfo Holdings, Inc.*	2,552,242
131,447	Baidu.com ADR*	50,277,164
550,151	CDC Corp., Class A*	4,060,114
99,929	China Finance Online Co. Ltd. ADR*	3,477,529
207,353	China Techfaith Wireless Communication Technology Ltd. ADR*	1,482,574
183,543	Comtech Group, Inc.*	3,948,010
108,994	HSW International, Inc.*	755,328
106,737	Hurray! Holding Co. Ltd. ADR*	442,959
170,294	KongZhong Corp. ADR*	1,028,576
214,448	Nam Tai Electronics, Inc.	2,584,098
605,019	Netease.com, Inc. ADR*	12,590,445
167,492	Ninetowns Internet Technology Group Co. Ltd. ADR*	877,658
251,289	Qiao Xing Mobile Communication Co. Ltd.*	2,867,207
141,709	Qiao Xing Universal Telephone, Inc.*	1,533,291
1,772,423	Semiconductor Manufacturing International Corp. ADR*	10,315,502
342,719	Shanda Interactive Entertainment Ltd. ADR*	13,492,847
261,657	SINA Corp.*	15,000,797
177,387	Sohu.com, Inc.*	10,627,255
140,517	The9 Ltd. ADR*	4,461,415
127,423	Trina Solar Ltd. ADR*	7,514,134
578,387	UTStarcom, Inc.*	1,850,838
206,946	Webzen, Inc. ADR	792,603
78,454	Yucheng Technologies Ltd.*	1,138,368
		155,729,019
	Materials—7.1%
577,662	Aluminum Corp. of China Ltd. ADR	42,307,964
62,536	Fuwei Films Holdings Co. Ltd.*	440,879
258,918	ShengdaTech, Inc.*	2,094,647
344,614	Sinopec Shanghai Petrochemical Co. Ltd. ADR	29,478,282
		74,321,772
	Telecommunication Services—21.0%
659,262	China Mobile Ltd. ADR	68,352,285
778,243	China Netcom Group Corp. Ltd. ADR	48,554,581
590,280	China Telecom Corp. Ltd. ADR	51,873,806

See Notes to Financial Statements.
41

Schedule of Investments (Continued)

PowerShares Golden Dragon Halter USX China Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
2,091,524	China Unicom Ltd. ADR	$51,284,168
114,489	Linktone Ltd. ADR*	391,552
		220,456,392
	Utilities—3.7%
811,208	Huaneng Power International, Inc. ADR	38,978,544
	Total Investments (Cost $756,699,698)—100.1%	1,050,127,226
	Liabilities in excess of other assets—(0.1%)	(844,462)
	Net Assets—100.0%	$1,049,282,764

ADR American Depositary Receipt.

*  Non-income producing security.

COUNTRY BREAKDOWN

October 31, 2007 (Unaudited)

	Value	Net Assets
China	$473,647,270	45.1%
Cayman Islands	299,865,814	28.6
Hong Kong	221,636,569	21.1
United States	32,603,624	3.1
Bermuda	9,029,368	0.9
British Virgin Islands	7,055,280	0.7
US Virgin Islands	2,867,209	0.3
Canada	1,444,701	0.1
Antigua	1,184,788	0.1
South Korea	792,603	0.1
Total investments	1,050,127,226	100.1
Liabilities in excess of other assets	(844,462)	(0.1)
Net Assets	$1,049,282,764	100.0%

See Notes to Financial Statements.
42

Schedule of Investments

PowerShares Listed Private Equity Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks—99.8%
	Banks—4.3%
123,641	SVB Financial Group*	$6,403,367
	Commercial Services—4.5%
157,950	Macquarie Infrastructure Co. LLC	6,595,992
	Diversified Financial Services—22.0%
36,232	Affiliated Managers Group, Inc.*	4,766,320
474,691	Blackstone Group (The) LP*	12,071,392
59,483	Evercore Partners, Inc., Class A	1,542,394
634,442	Fortress Investment Group LLC, Class A	13,989,446
		32,369,552
	Holding Companies-Diversified—11.7%
139,155	Compass Diversified Trust	2,241,787
296,748	Leucadia National Corp.	15,033,254
		17,275,041
	Internet—4.9%
2,261,274	CMGI, Inc.*	3,188,396
194,867	Internet Capital Group, Inc.*	2,502,092
618,468	Safeguard Scientifics, Inc.*	1,453,400
		7,143,888
	Investment Companies—46.9%
341,209	Allied Capital Corp.	10,058,842
300,253	American Capital Strategies Ltd.	13,033,984
318,956	Apollo Investment Corp.	6,634,285
313,444	Ares Capital Corp.	5,215,708
250,557	BlackRock Kelso Capital Corp.	3,582,965
21,772	Capital Southwest Corp.	2,659,668
74,292	Gladstone Capital Corp.	1,398,918
115,777	Gladstone Investment Corp.	1,417,110
136,144	Harris & Harris Group, Inc.*	1,444,488
163,343	Hercules Technology Growth Capital, Inc.	2,095,691
358,888	KKR Financial Holdings LLC	5,602,242
96,610	Kohlberg Capital Corp.	1,244,337
310,340	MCG Capital Corp.	4,347,863
119,342	MVC Capital, Inc.	2,035,975
86,247	NGP Capital Resources Co.	1,380,814
105,022	Patriot Capital Funding, Inc.	1,314,875
111,582	PennantPark Investment Corp.	1,457,261
108,911	Prospect Energy Corp.	1,594,457
112,887	Technology Investment Capital Corp.	1,473,175
70,941	UTEK Corp.	998,849
		68,991,507
	REIT—5.5%
443,252	CapitalSource, Inc.	8,076,051
	Total Common Stocks (Cost $158,317,189)	146,855,398

Number of Shares		Value
	Money Market Fund—0.3%
468,638	Liquid Assets Portfolio Private Class ** (Cost $468,638)	$468,638
	Total Investments (Cost $158,785,827)—100.1%	147,324,036
	Liabilities in excess of other assets—(0.1%)	(185,514)
	Net Assets—100.0%	$147,138,522

REIT Real Estate Investment Trust.

*  Non-income producing security.

**  Affiliated investment.

See Notes to Financial Statements.
43

Schedule of Investments

PowerShares Lux Nanotech Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Auto Manufacturers—3.3%
39,050	Toyota Motor Corp. ADR (Japan)	$4,468,882
	Chemicals—11.1%
47,200	Air Products & Chemicals, Inc.	4,618,520
91,123	E.I. du Pont de Nemours & Co.	4,511,500
629,254	Symyx Technologies, Inc.*	5,795,429
		14,925,449
	Commercial Services—12.6%
2,032,974	Altair Nanotechnologies, Inc. (Canada)*	10,002,231
1,710,304	Arrowhead Research Corp.*	7,063,556
		17,065,787
	Computers—6.7%
88,316	Hewlett-Packard Co.	4,564,171
38,644	International Business Machines Corp.	4,487,341
		9,051,512
	Electronics—11.3%
267,613	FEI Co.*	7,763,453
259,996	NVE Corp.*	7,506,085
		15,269,538
	Energy-Alternate Sources—4.6%
435,637	Headwaters, Inc.*	6,251,391
	Healthcare-Products—1.4%
1,839,358	Immunicon Corp.*	1,931,326
	Investment Companies—4.6%
580,850	Harris & Harris Group, Inc.*	6,162,819
	Miscellaneous Manufacturing—10.8%
48,987	3M Co.	4,230,517
109,546	General Electric Co.	4,508,913
1,190,842	Nanophase Technologies Corp.*	5,763,676
		14,503,106
	Pharmaceuticals—17.9%
355,978	Abraxis BioScience, Inc.*	8,842,493
402,522	Elan Corp. PLC ADR (Ireland)*	9,580,023
435,637	Flamel Technologies ADR (France)*	4,121,126
663,137	NUCRYST Pharmaceuticals Corp. (Canada)*	1,644,580
		24,188,222
	Semiconductors—9.3%
173,904	Intel Corp.	4,678,018
436,787	Veeco Instruments, Inc.*	7,892,741
		12,570,759

Number of Shares		Value
	Common Stocks (Continued)
	Software—6.4%
1,113,296	Accelrys, Inc.*	$8,650,310
	Total Investments (Cost $145,251,593)—100.0%	135,039,101
	Liabilities in excess of other assets—(0.0%)	(17,391)
	Net Assets—100.0%	$135,021,710

ADR American Depositary Receipt.

*  Non-income producing security.

COUNTRY BREAKDOWN

October 31, 2007 (Unaudited)

	Value	Net Assets
United States	$105,222,259	77.9%
Canada	11,646,811	8.6
Ireland	9,580,023	7.1
Japan	4,468,882	3.3
France	4,121,126	3.1
Total investments	135,039,101	100.0
Liabilities in excess of other assets	(17,391)	(0.0)
Net Assets	$135,021,710	100.0%

See Notes to Financial Statements.
44

Schedule of Investments

PowerShares Value Line Timeliness SelectTM Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Consumer Discretionary—16.2%
46,747	Amazon.com, Inc.*	$4,167,495
147,420	Cooper Tire & Rubber Co.	3,284,518
39,020	Deckers Outdoor Corp.*	5,454,605
75,481	GameStop Corp., Class A*	4,469,985
36,069	Garmin Ltd. (Cayman Islands)	3,873,811
33,854	ITT Educational Services, Inc.*	4,305,890
23,253	Strayer Education, Inc.	4,335,754
108,104	Warnaco Group (The), Inc.*	4,398,752
		34,290,810
	Consumer Staples—5.9%
68,072	Coca-Cola (The) Co.	4,204,127
140,440	Fresh Del Monte Produce, Inc. (Cayman Islands)	5,095,163
82,825	Walgreen Co.	3,284,011
		12,583,301
	Energy—13.9%
47,362	Cameron International Corp.*	4,611,164
33,831	Core Laboratories N.V. (Netherlands)*	4,937,297
36,693	Diamond Offshore Drilling, Inc.	4,154,748
73,598	Noble Corp. (Cayman Islands)	3,897,014
39,474	Schlumberger Ltd. (Netherlands)	3,812,004
58,600	Smith International, Inc.	3,870,530
65,561	Weatherford International Ltd. (Bermuda)*	4,255,565
		29,538,322
	Financials—1.8%
84,638	AON Corp.	3,835,794
	Health Care—12.3%
27,566	Alcon, Inc. (Switzerland)	4,195,821
66,691	ArthroCare Corp.*	4,324,244
59,356	Chemed Corp.	3,402,286
67,169	Express Scripts, Inc.*	4,238,364
17,557	Intuitive Surgical, Inc.*	5,738,856
46,942	Invitrogen Corp.*	4,265,620
		26,165,191
	Industrials—26.2%
62,115	Actuant Corp., Class A	4,284,693
57,664	Bucyrus International, Inc., Class A	4,757,280
52,091	Cascade Corp.	3,280,691
128,373	CDI Corp.	3,537,960
75,173	CNH Global N.V. (Netherlands)	4,929,845
98,281	Cubic Corp.	4,422,645
29,407	Fluor Corp.	4,646,306
71,323	FTI Consulting, Inc.*	3,872,839
56,957	Jacobs Engineering Group, Inc.*	4,963,803
83,846	McDermott International, Inc. (Panama)*	5,119,637
26,646	Precision Castparts Corp.	3,991,837

Number of Shares		Value
	Common Stocks (Continued)
47,338	Terex Corp.*	$3,513,426
44,022	Valmont Industries, Inc.	4,213,786
		55,534,748
	Information Technology—12.8%
48,375	Anixter International, Inc.*	3,475,744
27,800	Apple, Inc.*	5,280,610
68,788	CommScope, Inc.*	3,244,730
62,913	KLA-Tencor Corp.	3,312,369
119,417	Nokia Oyj ADR (Finland)	4,743,243
185,128	Oracle Corp.*	4,104,288
66,328	Varian Semiconductor Equipment Associates, Inc.*	3,052,415
		27,213,399
	Materials—10.9%
59,291	BHP Billiton Ltd. ADR (Australia)	5,173,733
107,034	International Paper Co.	3,955,977
54,253	Monsanto Co.	5,296,719
105,780	Penford Corp.	3,730,861
35,484	Southern Copper Corp.	4,957,115
		23,114,405
	Total Investments (Cost $184,615,264)—100.0%	212,275,970
	Liabilities in excess of other assets—(0.0%)	(51,658)
	Net Assets—100.0%	$212,224,312

ADR American Depositary Receipt.

*  Non-income producing security.

COUNTRY BREAKDOWN

October 31, 2007 (Unaudited)

	Value	Net Assets
United States	$162,242,837	76.5%
Netherlands	13,679,146	6.4
Cayman Islands	12,865,988	6.1
Australia	5,173,733	2.4
Panama	5,119,637	2.4
Finland	4,743,243	2.2
Bermuda	4,255,565	2.0
Switzerland	4,195,821	2.0
Total investments	212,275,970	100.0
Liabilities in excess of other assets	(51,658)	(0.0)
Net Assets	$212,224,312	100.0%

See Notes to Financial Statements.
45

Schedule of Investments

PowerShares Value Line Industry Rotation Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks—99.9%
	Aerospace/Defense—1.5%
13,304	BE Aerospace, Inc.*	$661,342
	Auto Parts & Equipment—1.0%
20,359	Cooper Tire & Rubber Co.	453,599
	Beverages—2.7%
9,205	Coca-Cola (The) Co.	568,501
16,887	PepsiAmericas, Inc.	603,203
		1,171,704
	Chemicals—6.1%
11,332	FMC Corp.	651,590
7,489	Monsanto Co.	731,150
14,543	Penford Corp.	512,932
5,908	Potash Corp. of Saskatchewan, Inc. (Canada)	725,621
		2,621,293
	Commercial Services—6.2%
20,010	Corrections Corp. of America*	566,083
9,840	FTI Consulting, Inc.*	534,312
4,595	ITT Educational Services, Inc.*	584,438
3,165	Strayer Education, Inc.	590,146
16,233	TeleTech Holdings, Inc.*	404,689
		2,679,668
	Computers—2.7%
8,896	Computer Sciences Corp.*	519,437
25,680	EMC Corp.*	652,016
		1,171,453
	Electronics—4.7%
13,656	Cubic Corp.	614,520
12,945	FARO Technologies, Inc.*	372,298
5,087	Garmin Ltd. (Cayman Islands)	546,344
15,693	National Instruments Corp.	509,081
		2,042,243
	Engineering & Construction—4.7%
4,114	Fluor Corp.	650,012
7,868	Jacobs Engineering Group, Inc.*	685,696
11,216	McDermott International, Inc. (Panama)*	684,849
		2,020,557
	Entertainment—1.2%
8,762	Vail Resorts, Inc.*	531,766
	Environmental Control—2.5%
39,282	Allied Waste Industries, Inc.*	496,524
39,032	Calgon Carbon Corp.*	581,577
		1,078,101
	Financial—2.6%
34,646	Adams Express Co.**	520,383
41,794	Thai Fund, Inc.**	595,146
		1,115,529

Number of Shares		Value
	Common Stocks (Continued)
	Food—1.6%
18,819	Fresh Del Monte Produce, Inc. (Cayman Islands)	$682,753
	Healthcare - Products—3.1%
7,906	Gen-Probe, Inc.*	553,578
2,380	Intuitive Surgical, Inc.*	777,951
		1,331,529
	Healthcare - Services—1.3%
9,890	Aetna, Inc.	555,521
	Home Furnishings—1.2%
10,793	Sony Corp. ADR (Japan)	533,822
	Insurance—3.8%
9,410	AFLAC, Inc.	590,759
18,265	Max Capital Group Ltd. (Bermuda)	516,717
7,084	Transatlantic Holdings, Inc.	527,971
		1,635,447
	Internet—3.9%
6,432	Amazon.com, Inc.*	573,413
47,596	eResearch Technology, Inc.*	528,316
6,398	Priceline.com, Inc.*	595,653
		1,697,382
	Iron/Steel—1.3%
9,700	Reliance Steel & Aluminum Co.	565,995
	Machinery - Construction & Mining—3.0%
7,975	Bucyrus International, Inc., Class A	657,938
10,938	Joy Global, Inc.	635,060
		1,292,998
	Machinery - Diversified—4.2%
10,424	CNH Global N.V. (Netherlands)	683,605
13,206	Manitowoc (The) Co., Inc.	650,528
7,278	Rockwell Automation, Inc.	501,309
		1,835,442
	Media—4.7%
19,768	Comcast Corp., Special Class A*	412,558
12,019	EchoStar Communications Corp., Class A*	588,450
45,183	Playboy Enterprises, Inc., Class B*	506,050
14,766	Walt Disney (The) Co.	511,347
		2,018,405
	Metal Fabricate/Hardware—4.1%
11,739	Dynamic Materials Corp.	645,880
3,724	Precision Castparts Corp.	557,892
6,155	Valmont Industries, Inc.	589,157
		1,792,929
	Mining—3.3%
8,210	BHP Billiton Ltd. ADR	716,404
4,958	Southern Copper Corp.	692,633
		1,409,037

See Notes to Financial Statements.
46

Schedule of Investments (Continued)

PowerShares Value Line Industry Rotation Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Oil & Gas—4.0%
13,038	Frontier Oil Corp.	$597,010
9,958	Petro-Canada (Canada)	573,880
6,661	Royal Dutch Shell PLC ADR (United Kingdom)	582,904
		1,753,794
	Oil & Gas Services—2.7%
4,520	Core Laboratories N.V. (Netherlands)*	659,648
7,970	Smith International, Inc.	526,419
		1,186,067
	Packaging & Containers—1.4%
13,225	Owens-Illinois, Inc.*	587,455
	Pharmaceuticals—3.8%
9,187	Express Scripts, Inc.*	579,700
4,491	Novo Nordisk A/S ADR	559,983
16,545	Schering-Plough Corp.	504,953
		1,644,636
	Real Estate—1.1%
4,815	Jones Lang LaSalle, Inc.	459,014
	Retail—1.0%
11,244	Walgreen Co.	445,825
	Semiconductors—2.3%
15,873	NVIDIA Corp.*	561,586
9,331	Varian Semiconductor Equipment Associates, Inc.*	429,413
		990,999
	Software—3.9%
22,033	Eclipsys Corp.*	497,064
8,425	NAVTEQ*	650,410
25,322	Oracle Corp.*	561,389
		1,708,863
	Telecommunications—4.2%
12,638	AT&T, Inc.	528,142
13,398	Ciena Corp.*	641,228
16,336	Nokia Oyj ADR (Finland)	648,866
		1,818,236
	Transportation—4.1%
11,972	CSX Corp.	535,986
16,309	Kansas City Southern*	630,995
13,101	Kirby Corp.*	598,454
		1,765,435
	Total Common Stocks (Cost $37,378,318)	43,258,839

Number of Shares		Value
	Money Market Fund—0.1%
56,616	Liquid Assets Portfolio Private Class*** (Cost $56,616)	$56,616
	Total Investments (Cost $37,434,934)—100.0%	43,315,455
	Other assets less liabilities—0.0%	3,333
	Net Assets—100.0%	$43,318,788

ADR American Depositary Receipt.

*  Non-income producing security.

**  Closed-end management investment company.

***  Affiliated investment.

COUNTRY BREAKDOWN

October 31, 2007 (Unaudited)

	Value	Net Assets
United States	$35,200,059	81.3%
Netherlands	1,343,253	3.1
Canada	1,299,501	3.0
Cayman Islands	1,229,097	2.8
Australia	716,404	1.7
Panama	684,849	1.6
Finland	648,866	1.5
United Kingdom	582,904	1.3
Denmark	559,983	1.3
Japan	533,822	1.2
Bermuda	516,717	1.2
Total investments	43,315,455	100.0
Other assets less liabilities	3,333	0.0
Net Assets	$43,318,788	100.0%

See Notes to Financial Statements.
47

Schedule of Investments

PowerShares Water Resources Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks—99.8%
	Biotechnology—3.5%
965,697	Millipore Corp.*	$74,986,372
	Electrical Components & Equipment—3.1%
1,279,897	Emerson Electric Co.	66,900,216
	Electronics—12.1%
1,775,915	Agilent Technologies, Inc.*	65,442,468
1,296,360	Badger Meter, Inc.	49,845,042
826,656	Itron, Inc.*	88,857,253
1,928,782	Watts Water Technologies, Inc., Class A	54,835,272
		258,980,035
	Engineering & Construction—13.3%
2,507,695	Aecom Technology Corp.*	84,684,860
2,555,763	Insituform Technologies, Inc., Class A*	35,934,028
1,416,420	Layne Christensen Co.*	80,650,955
1,339,389	URS Corp.*	82,787,634
		284,057,477
	Environmental Control—9.5%
3,584,430	Calgon Carbon Corp.*	53,408,007
2,627,162	Nalco Holding Co.	65,311,247
3,563,213	Tetra Tech, Inc.*	83,201,024
		201,920,278
	Hand/Machine Tools—3.0%
1,474,349	Franklin Electric Co., Inc.	64,237,386
	Machinery - Diversified—6.6%
856,086	Gorman-Rupp (The) Co.	33,147,650
1,558,817	IDEX Corp.	55,213,298
1,048,500	Lindsay Corp.	51,586,200
		139,947,148
	Metal Fabricate/Hardware—6.2%
4,816,853	Mueller Water Products, Inc., Class B	50,962,305
844,960	Valmont Industries, Inc.	80,879,571
		131,841,876
	Miscellaneous Manufacturing—26.0%
647,305	Ameron International Corp.	69,824,790
779,056	Danaher Corp.	66,741,728
1,588,812	General Electric Co.	65,395,502
978,140	ITT Corp.	65,457,129
1,936,093	Pall Corp.	77,579,247
2,279,235	Pentair, Inc.	80,662,127
922,114	Roper Industries, Inc.	65,294,892
478,728	Siemens AG ADR (Germany)	65,284,137
		556,239,552
	Water—16.5%
896,718	American States Water Co.	40,755,833
1,560,833	Aqua America, Inc.	36,304,976
889,140	California Water Service Group	39,468,925

Number of Shares		Value
	Common Stocks (Continued)
706,979	Companhia de Saneamento Basico do Estado de Sao Paulo ADR (Brazil)	$36,777,048
1,303,380	Consolidated Water Co., Inc. (Cayman Islands)	43,207,047
1,348,294	SJW Corp.	47,095,909
2,172,510	Southwest Water Co.	28,068,829
910,715	Veolia Environnement ADR (France)	81,718,456
		353,397,023
	Total Investments (Cost $1,856,681,462)—99.8%	2,132,507,363
	Other assets less liabilities—0.2%	5,001,445
	Net Assets—100.0%	$2,137,508,808

ADR American Depositary Receipt.

*  Non-income producing security.

COUNTRY BREAKDOWN

October 31, 2007 (Unaudited)

	Value	Net Assets
United States	$1,905,520,675	89.2%
France	81,718,456	3.8
Germany	65,284,137	3.1
Cayman Islands	43,207,047	2.0
Brazil	36,777,048	1.7
Total investments	2,132,507,363	99.8
Other assets less liabilities	5,001,445	0.2
Net Assets	$2,137,508,808	100.0%

See Notes to Financial Statements.
48

Schedule of Investments

PowerShares WilderHill Clean Energy Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks—99.8%
	Auto Parts & Equipment—3.8%
1,332,923	Amerigon, Inc.*	$26,178,608
1,351,089	Fuel Systems Solutions, Inc.*	25,413,984
		51,592,592
	Chemicals—9.2%
284,333	Air Products & Chemicals, Inc.	27,821,984
561,710	OM Group, Inc.*	29,759,396
335,826	Praxair, Inc.	28,706,406
903,142	Zoltek Cos., Inc.*	39,964,034
		126,251,820
	Computers—3.3%
1,263,201	Echelon Corp.*	27,853,582
1,703,102	Maxwell Technologies, Inc.*	17,065,082
		44,918,664
	Electric—9.3%
769,904	IDACORP, Inc.	26,861,951
841,199	Ormat Technologies, Inc.	45,365,861
904,890	Portland General Electric Co.	25,472,654
1,036,177	Puget Energy, Inc.	29,272,000
		126,972,466
	Electrical Components & Equipment—14.1%
3,744,742	Active Power, Inc.*	7,040,115
2,061,781	American Superconductor Corp.*	55,977,354
2,636,439	China Bak Battery, Inc.*	15,818,634
1,266,725	Energy Conversion Devices, Inc.*	34,568,925
2,059,917	Medis Technologies Ltd.*	28,797,640
561,108	Ultralife Batteries, Inc.*	7,530,069
2,321,862	Universal Display Corp.*	43,534,912
		193,267,649
	Electronics—3.5%
394,167	Itron, Inc.*	42,369,011
1,425,541	UQM Technologies, Inc.*	5,545,354
		47,914,365
	Energy - Alternate Sources—39.9%
4,996,274	Ballard Power Systems, Inc. (Canada)*	25,480,997
784,696	Comverge, Inc.*	27,621,299
4,145,380	Evergreen Solar, Inc.*	47,920,593
333,523	First Solar, Inc.*	52,966,788
2,190,676	FuelCell Energy, Inc.*	22,038,201
803,631	JA Solar Holdings Co. Ltd. ADR (Cayman Islands)*	46,289,146
2,671,490	Nova Biosource Fuels, Inc.*	7,319,883
3,161,147	Pacific Ethanol, Inc.*	25,384,010
7,749,325	Plug Power, Inc.*	27,045,144
462,037	SunPower Corp., Class A*	58,429,199
912,994	Suntech Power Holdings Co. Ltd. ADR (Cayman Islands)*	53,766,217
659,671	Trina Solar Ltd. ADR (Cayman Islands)*	38,900,799

Number of Shares		Value
	Common Stocks (Continued)
2,531,320	VeraSun Energy Corp.*	$34,324,699
4,651,688	Verenium Corp.*	24,746,980
1,411,173	Yingli Green Energy Holding Co., Ltd. ADR (Cayman Islands)*	52,679,088
		544,913,043
	Food—2.1%
2,226,818	Cosan Ltd., Class A (Bermuda)*	28,280,589
	Semiconductors—14.6%
1,806,456	Applied Materials, Inc.	35,081,376
1,138,790	Cree, Inc.*	31,886,120
4,589,814	Emcore Corp.*	49,524,093
1,156,555	International Rectifier Corp.*	38,605,806
599,564	MEMC Electronic Materials, Inc.*	43,900,076
		198,997,471
	Total Investments (Cost $1,115,586,148)—99.8%	1,363,108,659
	Other assets less liabilities—0.2%	2,172,595
	Net Assets—100.0%	$1,365,281,254

ADR American Depositary Receipt.

*  Non-income producing security.

COUNTRY BREAKDOWN

October 31, 2007 (Unaudited)

	Value	Net Assets
United States	$1,117,711,823	81.9%
Cayman Islands	191,635,250	14.0
Bermuda	28,280,589	2.0
Canada	25,480,997	1.9
Total investments	1,363,108,659	99.8
Other assets less liabilities	2,172,595	0.2
Net Assets	$1,365,281,254	100.0%

See Notes to Financial Statements.
49

Schedule of Investments

PowerShares WilderHill Progressive Energy Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks—100.2%
	Aerospace/Defense—1.6%
10,953	United Technologies Corp.	$838,890
	Agriculture—2.6%
28,058	Andersons (The), Inc.	1,393,080
	Auto Manufacturers—4.7%
35,704	Honda Motor Co. Ltd. ADR	1,336,401
10,203	Toyota Motor Corp. ADR (Japan)	1,167,631
		2,504,032
	Auto Parts & Equipment—7.9%
167,825	Exide Technologies*	1,401,339
30,992	Johnson Controls, Inc.	1,354,970
47,689	Tenneco, Inc.*	1,459,760
		4,216,069
	Chemicals—5.8%
58,104	Methanex Corp. (Canada)	1,767,524
6,848	Sociedad Quimica y Minera de Chile S.A. ADR (Chile)	1,314,816
		3,082,340
	Electric—11.3%
23,942	Alliant Energy Corp.	957,680
15,763	CPFL Energia S.A. ADR (Brazil)	1,048,555
22,003	EnerNOC, Inc.*	1,025,340
53,081	Enersis S.A. ADR (Chile)	1,052,066
14,773	FPL Group, Inc.	1,010,769
20,265	Wisconsin Energy Corp.	970,288
		6,064,698
	Electrical Components & Equipment—6.8%
10,034	Energizer Holdings, Inc.*	1,046,546
60,949	EnerSys*	1,104,396
66,167	GrafTech International Ltd.*	1,250,557
19,857	PowerSecure International, Inc.*	253,772
		3,655,271
	Electronics—4.1%
54,311	AU Optronics Corp. ADR (Taiwan)	1,180,178
26,275	Badger Meter, Inc.	1,010,274
		2,190,452
	Energy - Alternate Sources—10.8%
130,247	Aventine Renewable Energy Holdings, Inc.*	1,366,291
88,697	Clean Energy Fuels Corp.*	1,585,903
49,100	Covanta Holding Corp.*	1,331,101
101,749	Headwaters, Inc.*	1,460,098
		5,743,393
	Environmental Control—3.9%
62,549	Fuel Tech, Inc.*	1,849,574
110,418	Rentech, Inc.*	235,190
		2,084,764

Number of Shares		Value
	Common Stocks (Continued)
	Food—2.7%
95,014	SunOpta, Inc. (Canada)*	$1,423,310
	Gas—3.5%
19,689	Northwest Natural Gas Co.	948,419
36,164	Piedmont Natural Gas Co., Inc.	923,267
		1,871,686
	Hand/Machine Tools—1.7%
22,448	Baldor Electric Co.	905,103
	Investment Companies—0.5%
23,163	Harris & Harris Group, Inc.*	245,759
	Mining—8.2%
28,969	Cameco Corp. (Canada)	1,420,929
148,061	Uranium Resources, Inc.*	1,843,360
127,728	USEC, Inc.*	1,124,006
		4,388,295
	Miscellaneous Manufacturing—6.7%
12,219	Eaton Corp.	1,131,235
51,351	Hexcel Corp.*	1,285,315
8,707	Siemens AG ADR (Germany)	1,187,374
		3,603,924
	Oil & Gas—5.6%
37,498	Chesapeake Energy Corp.	1,480,421
29,866	Sasol Ltd. ADR (South Africa)	1,518,985
		2,999,406
	Pipelines—2.8%
26,014	Questar Corp.	1,484,879
	Semiconductors—6.8%
47,323	Fairchild Semiconductor International, Inc., Class A*	863,645
23,473	IXYS Corp.*	247,640
25,180	Linear Technology Corp.	831,444
56,702	O2Micro International Ltd. ADR (Cayman Islands)*	984,346
68,131	ON Semiconductor Corp.*	694,936
		3,622,011
	Telecommunications—2.2%
48,835	Corning, Inc.	1,185,225
	Total Common Stocks (Cost $49,661,537)	53,502,587

See Notes to Financial Statements.
50

Schedule of Investments (Continued)

PowerShares WilderHill Progressive Energy Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Money Market Fund—0.1%
50,788	Liquid Assets Portfolio Private Class** (Cost $50,788)	$50,788
	Total Investments (Cost $49,712,325)—100.3%	53,553,375
	Liabilities in excess of other assets—(0.3%)	(140,460)
	Net Assets—100.0%	$53,412,915

ADR American Depositary Receipt.

*  Non-income producing security.

**  Affiliated investment.

COUNTRY BREAKDOWN

October 31, 2007 (Unaudited)

	Value	Net Assets
United States	$38,151,260	71.4%
Canada	4,611,763	8.6
Japan	2,504,032	4.7
Chile	2,366,882	4.4
South Africa	1,518,985	2.9
Germany	1,187,374	2.2
Taiwan	1,180,178	2.2
Brazil	1,048,555	2.0
Cayman Islands	984,346	1.9
Total investments	53,553,375	100.3
Liabilities in excess of other assets	(140,460)	(0.3)
Net Assets	$53,412,915	100.0%

See Notes to Financial Statements.
51

Schedule of Investments

PowerShares DWA Technical LeadersTM Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Consumer Discretionary—8.1%
13,474	BorgWarner, Inc.	$1,424,337
17,634	CROCS, Inc.*	1,318,142
42,732	Dick's Sporting Goods, Inc.*	1,425,967
34,971	GameStop Corp., Class A*	2,070,982
11,820	Garmin Ltd. (Cayman Islands)	1,269,468
31,317	Guess ?, Inc.	1,609,381
28,341	Johnson Controls, Inc.	1,239,069
16,759	MGM MIRAGE*	1,535,292
19,925	Phillips-Van Heusen Corp.	952,415
12,403	Wynn Resorts Ltd.*	2,002,215
38,607	Yum! Brands, Inc.	1,554,704
		16,401,972
	Consumer Staples—4.3%
11,373	Bunge Ltd. (Bermuda)	1,310,056
22,764	Church & Dwight Co., Inc.	1,076,965
24,145	Corn Products International, Inc.	1,027,128
50,230	Energizer Holdings, Inc.*	5,238,989
		8,653,138
	Energy—10.4%
12,540	Baker Hughes, Inc.	1,087,469
11,082	Cameron International Corp.*	1,078,944
34,524	Chesapeake Energy Corp.	1,363,008
9,683	Diamond Offshore Drilling, Inc.	1,096,406
27,644	FMC Technologies, Inc.*	1,676,056
36,411	Halliburton Co.	1,435,322
23,038	Noble Energy, Inc.	1,763,329
26,383	Occidental Petroleum Corp.	1,821,746
14,563	Oceaneering International, Inc.*	1,125,283
18,449	Smith International, Inc.	1,218,556
144,323	Williams (The) Cos., Inc.	5,266,345
32,543	XTO Energy, Inc.	2,160,204
		21,092,668
	Financials—6.5%
12,635	Affiliated Managers Group, Inc.*	1,662,134
18,586	Arch Capital Group Ltd. (Bermuda)*	1,389,675
59,991	Eaton Vance Corp.	3,001,350
8,594	Franklin Resources, Inc.	1,114,470
32,000	Leucadia National Corp.	1,621,120
14,986	MetLife, Inc.	1,031,786
80,095	Ventas, Inc.	3,435,275
		13,255,810
	Health Care—15.2%
33,941	Aetna, Inc.	1,906,466
12,498	C.R. Bard, Inc.	1,044,958
49,320	Celgene Corp.*	3,255,119
32,156	Covance, Inc.*	2,652,870
28,210	DENTSPLY International, Inc.	1,170,151
19,479	Gen-Probe, Inc.*	1,363,920
60,693	Gilead Sciences, Inc.*	2,803,410

Number of Shares		Value
	Common Stocks (Continued)
32,757	Health Net, Inc.*	$1,756,103
34,274	Henry Schein, Inc.*	2,053,013
21,598	Humana, Inc.*	1,618,770
15,938	IDEXX Laboratories, Inc.*	1,940,930
68,781	Pediatrix Medical Group, Inc.*	4,505,155
58,027	Respironics, Inc.*	2,904,831
38,684	VCA Antech, Inc.*	1,781,398
		30,757,094
	Industrials—30.8%
14,272	Alliant Techsystems, Inc.*	1,575,486
29,918	American Standard Cos., Inc.	1,115,044
40,785	AMETEK, Inc.	1,916,895
42,517	C.H. Robinson Worldwide, Inc.	2,122,449
13,938	Caterpillar, Inc.	1,039,914
184,971	Covanta Holding Corp.*	5,014,564
13,200	Cummins, Inc.	1,583,472
6,862	Deere & Co.	1,062,924
12,599	Dun & Bradstreet (The) Corp.	1,220,213
16,039	Flowserve Corp.	1,266,439
20,705	Foster Wheeler Ltd. (Bermuda)*	3,069,516
58,009	General Cable Corp.*	4,176,068
24,472	Harsco Corp.	1,483,493
18,098	ITT Corp.	1,211,118
78,029	J.B. Hunt Transport Services, Inc.	2,162,964
32,191	Jacobs Engineering Group, Inc.*	2,805,446
26,478	Kirby Corp.*	1,209,515
16,718	Lincoln Electric Holdings, Inc.	1,207,876
13,843	Lockheed Martin Corp.	1,523,284
45,957	Manitowoc (The) Co., Inc.	2,263,842
113,298	McDermott International, Inc. (Panama)*	6,917,975
36,042	Oshkosh Truck Corp.	1,953,476
31,433	PACCAR, Inc.	1,746,417
16,349	Precision Castparts Corp.	2,449,244
21,889	Roper Industries, Inc.	1,549,960
79,821	Stericycle, Inc.*	4,655,959
27,799	Terex Corp.*	2,063,242
37,851	Toro (The) Co.	2,106,787
		62,473,582
	Information Technology—6.7%
30,406	Apple, Inc.*	5,775,619
22,199	Harris Corp.	1,344,371
25,312	MEMC Electronic Materials, Inc.*	1,853,345
53,069	NVIDIA Corp.*	1,877,581
47,124	Trimble Navigation Ltd.*	1,965,071
19,830	Varian Semiconductor Equipment Associates, Inc.*	912,577
		13,728,564
	Materials—6.6%
49,278	Airgas, Inc.	2,487,060
43,154	AK Steel Holding Corp.*	2,163,310

See Notes to Financial Statements.
52

Schedule of Investments (Continued)

PowerShares DWA Technical LeadersTM Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
28,769	Albemarle Corp.	$1,374,007
32,852	Ball Corp.	1,628,802
16,658	Cleveland-Cliffs, Inc.	1,593,338
18,485	Monsanto Co.	1,804,691
12,867	Praxair, Inc.	1,099,871
9,118	Southern Copper Corp.	1,273,785
		13,424,864
	Telecommunication Services—5.0%
183,513	American Tower Corp., Class A*	8,107,605
54,587	SBA Communications Corp., Class A*	1,943,297
		10,050,902
	Utilities—6.4%
27,293	Allegheny Energy, Inc.*	1,655,593
25,913	Edison International	1,506,841
29,823	Energen Corp.	1,908,672
13,629	Entergy Corp.	1,633,708
36,530	Equitable Resources, Inc.	2,057,370
25,371	PG&E Corp.	1,241,403
24,687	PPL Corp.	1,276,318
29,454	Questar Corp.	1,681,234
		12,961,139
	Total Investments (Cost $183,661,393)—100.0%	202,799,733
	Liabilities in excess of other assets—(0.0%)	(80,814)
	Net Assets—100.0%	$202,718,919

*  Non-income producing security.

COUNTRY BREAKDOWN

October 31, 2007 (Unaudited)

	Value	Net Assets
United States	$188,843,043	93.2%
Panama	6,917,975	3.4
Bermuda	5,769,247	2.8
Cayman Islands	1,269,468	0.6
Total investments	202,799,733	100.0
Liabilities in excess of other assets	(80,814)	(0.0)
Net Assets	$202,718,919	100.0%

See Notes to Financial Statements.
53

Statements of Assets and Liabilities

October 31, 2007 (Unaudited)

	PowerShares Aerospace & Defense Portfolio	PowerShares CleantechTM Portfolio	PowerShares Golden Dragon Halter USX China Portfolio	PowerShares Listed Private Equity Portfolio	PowerShares Lux Nanotech Portfolio	PowerShares Value Line TimelinessTM Select Portfolio
ASSETS:
Unaffiliated investments at value	$415,398,507	$86,095,011	$1,050,127,226	$146,855,398	$135,039,101	$212,275,970
Affiliated investments at value	—	—	—	468,638	—	—
Cash	746,999	4,188	—	—	—	70,989
Receivables:
Dividends	135,778	7,192	279,112	1,445	20,957	63,148
Capital stock sold	—	3,440,666	3,838,638	—	—	—
Expense waivers due from Adviser	—	4,184	—	—	33	—
Investments sold	—	—	3,872,051	—	1,506,119	—
Other assets	2,442	266	4,744	1,842	1,902	3,271
Total Assets	416,283,726	89,551,507	1,058,121,771	147,327,323	136,568,112	212,413,378
LIABILITIES:
Due to custodian	—	—	494,317	21,595	88,612	—
Payables:
Expense reimbursements due to Adviser	15,545	—	49,391	1,153	—	4,873
Investments purchased	—	3,440,745	3,838,678	10,297	1,336,231	—
Capital stock repurchased	—	—	3,871,892	—	—	—
Accrued advisory fees	175,091	30,494	395,748	63,016	59,757	89,366
Accrued expenses	80,147	63,620	188,981	92,740	61,802	94,827
Total Liabilities	270,783	3,534,859	8,839,007	188,801	1,546,402	189,066
NET ASSETS	$416,012,943	$86,016,648	$1,049,282,764	$147,138,522	$135,021,710	$212,224,312
NET ASSETS CONSIST OF:
Paid-in capital	$350,588,097	$75,435,236	$651,813,145	$157,646,451	$147,458,261	$204,144,806
Undistributed net investment income(loss)/distribution in excess of net investment income	(40,400)	(181,712)	(799,067)	2,221,422	(133,252)	(55,987)
Accumulated net realized gain (loss) on investments	20,406,444	2,023,415	104,841,158	(1,267,560)	(2,090,807)	(19,525,213)
Net unrealized appreciation/depreciation of investments	45,058,802	8,739,709	293,427,528	(11,461,791)	(10,212,492)	27,660,706
Net Assets	$416,012,943	$86,016,648	$1,049,282,764	$147,138,522	$135,021,710	$212,224,312
Shares outstanding (unlimited amount authorized, $001 par value)	17,400,000	2,500,000	27,100,000	5,700,000	7,700,000	11,000,000
Net asset value	$23.91	$34.41	$38.72	$25.81	$17.54	$19.29
Unaffiliated investments at cost	$370,339,705	$77,355,302	$756,699,698	$158,317,189	$145,251,593	$184,615,264
Affiliated investments at cost	$—	$—	$—	$468,638	$—	$—

See Notes to Financial Statements.
54

	PowerShares Value Line Industry Rotation Portfolio	PowerShares Water Resources Portfolio	PowerShares WilderHill Clean Energy Portfolio	PowerShares WilderHill Progressive Energy Portfolio	PowerShares DWA Technical LeadersTM Portfolio
ASSETS:
Unaffiliated investments at value	$43,258,839	$2,132,507,363	$1,363,108,659	$53,502,587	$202,799,733
Affiliated investments at value	56,616	—	—	50,788	—
Cash	62,074	10,272,030	5,904,243	—	38,976
Receivables:
Dividends	12,297	1,765,357	345,908	20,309	57,236
Capital stock sold	—	15,559,668	25,196,483	—	—
Expense waivers due from Adviser	6,980	5,107	3,134	6,030	4,259
Investments sold	—	—	—	—	—
Other assets	413	19,336	10,951	282	1,130
Total Assets	43,397,219	2,160,128,861	1,394,569,378	53,579,996	202,901,334
LIABILITIES:
Due to custodian	—	—	—	81,257	—
Payables:
Expense reimbursements due to Adviser	—	—	—	—	—
Investments purchased	—	21,227,202	28,509,189	—	—
Capital stock repurchased	—	—	—	—	—
Accrued advisory fees	17,867	871,158	514,562	21,345	82,585
Accrued expenses	60,564	521,693	264,373	64,479	99,830
Total Liabilities	78,431	22,620,053	29,288,124	167,081	182,415
NET ASSETS	$43,318,788	$2,137,508,808	$1,365,281,254	$53,412,915	$202,718,919
NET ASSETS CONSIST OF:
Paid-in capital	$37,751,654	$1,776,525,782	$1,173,864,464	$47,921,515	$187,770,270
Undistributed net investment income(loss)/distribution in excess of net investment income	(6,240)	1,206,631	(1,833,879)	15,843	116,426
Accumulated net realized gain (loss) on investments	(307,147)	83,950,494	(54,271,842)	1,634,507	(4,306,117)
Net unrealized appreciation/depreciation of investments	5,880,521	275,825,901	247,522,511	3,841,050	19,138,340
Net Assets	$43,318,788	$2,137,508,808	$1,365,281,254	$53,412,915	$202,718,919
Shares outstanding (unlimited amount authorized, $001 par value)	1,400,000	95,900,000	53,900,000	1,700,000	7,300,000
Net asset value	$30.94	$22.29	$25.33	$31.42	$27.77
Unaffiliated investments at cost	$37,378,318	$1,856,681,462	$1,115,586,148	$49,661,537	$183,661,393
Affiliated investments at cost	$56,616	$—	$—	$50,788	$—

55

Statements of Operations

Six Months Ended October 31, 2007 (Unaudited)

	PowerShares Aerospace & Defense Portfolio	PowerShares CleantechTM Portfolio	PowerShares Golden Dragon Halter USX China Portfolio	PowerShares Listed Private Equity Portfolio	PowerShares Lux Nanotech Portfolio	Value Line TimelinessTM Select Portfolio
INVESTMENT INCOME:
Unaffiliated dividend income	$1,244,180	$86,232	$4,683,100	$4,088,862	$358,367	$684,760
Affiliated dividend income	1,810	21	3,216	13,481	—	—
Foreign withholding taxes	—	(3,057)	(2,631)	—	(473)	(14,380)
Total Income	1,245,990	83,196	4,683,685	4,102,343	357,894	670,380
EXPENSES:
Advisory fees	738,132	108,166	1,478,871	393,606	375,414	553,833
Sub-licensing	88,576	16,225	295,773	78,721	75,083	110,767
Administration & Accounting fees	44,626	41,408	76,570	39,419	42,912	42,912
Printing	25,592	2,243	47,932	17,035	18,785	28,609
Custodian & transfer agent fees	9,566	3,583	15,829	5,621	5,628	7,939
Audit	8,319	8,319	8,319	8,319	8,319	8,319
Trustees	7,244	3,290	12,583	5,688	5,257	7,181
Listing fee and expenses	5,193	5,057	5,356	5,158	5,171	5,239
Legal	3,513	327	7,092	2,443	2,729	4,334
Registration & filings	—	1,799	—	10,579	—	—
Offering costs	—	13,432	—	18,127	—	—
Other expenses	6,892	3,994	8,214	4,959	5,126	7,246
Total Expenses	937,653	207,843	1,956,539	589,675	544,424	776,379
Net expenses reimbursed to the Adviser under the Expense Agreement	36,681	—	113,882	—	—	—
Less fees waived/reimbursed:
Advisory	—	(48,387)	—	(20,499)	(18,844)	(1,012)
Net Expenses	974,334	159,456	2,070,421	569,176	525,580	775,367
Net Investment Income (Loss)	271,656	(76,260)	2,613,264	3,533,167	(167,686)	(104,987)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	44,967	(403,252)	(1,079,066)	(5,122,363)	935,814	(14,621,667)
In-kind redemptions	23,797,973	3,579,260	116,548,772	4,835,541	4,864,793	30,296,186
Net realized gain (loss)	23,842,940	3,176,008	115,469,706	(286,822)	5,800,607	15,674,519
Net change in unrealized appreciation/depreciation on investments	24,379,296	7,734,046	260,359,581	(16,215,501)	(5,628,481)	3,776,059
Net realized and unrealized gain (loss) on investments	48,222,236	10,910,054	375,829,287	(16,502,323)	172,126	19,450,578
Net increase (decrease) in net assets resulting from operations	$48,493,892	$10,833,794	$378,442,551	$(12,969,156)	$4,440	$19,345,591

See Notes to Financial Statements.
56

	PowerShares Value Line Industry Rotation Portfolio	PowerShares Water Resources Portfolio	PowerShares WilderHill Clean Energy Portfolio	PowerShares WilderHill Progressive Energy Portfolio	PowerShares DWA Technical LeadersTM Portfolio
INVESTMENT INCOME:
Unaffiliated dividend income	$153,588	$11,658,536	$1,938,513	$214,320	$414,475
Affiliated dividend income	1,349	10,444	—	1,130	975
Foreign withholding taxes	(97)	(664,452)	(8,456)	(3,081)	—
Total Income	154,840	11,004,528	1,930,057	212,369	415,450
EXPENSES:
Advisory fees	94,472	4,755,456	2,655,873	105,139	362,298
Sub-licensing	18,894	713,320	531,174	21,028	72,460
Administration & Accounting fees	43,268	274,023	150,678	41,498	42,545
Printing	3,864	186,419	116,441	2,675	8,132
Custodian & transfer agent fees	3,595	50,519	28,960	3,578	4,835
Audit	8,319	8,319	8,319	8,319	8,319
Trustees	3,278	34,666	19,904	3,342	4,727
Listing fee and expenses	5,068	6,328	5,793	5,060	2,506
Legal	557	28,694	17,233	390	10,328
Registration & filings	1,627	—	—	1,667	4,773
Offering costs	9,455	—	—	14,563	5,042
Other expenses	4,089	15,579	10,218	4,048	4,451
Total Expenses	196,486	6,073,323	3,544,593	211,307	530,416
Net expenses reimbursed to the Adviser under the Expense Agreement	—	214,854	83,654	—	—
Less fees waived/reimbursed:
Advisory	(54,771)	—	—	(49,545)	(18,157)
Net Expenses	141,715	6,288,177	3,628,247	161,762	512,259
Net Investment Income (Loss)	13,125	4,716,351	(1,698,190)	50,607	(96,809)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(3,418,911)	(5,832,558)	(22,621,988)	(29,927)	(5,040,508)
In-kind redemptions	3,494,993	123,080,916	102,272,712	1,944,322	853,634
Net realized gain (loss)	76,082	117,248,358	79,650,724	1,914,395	(4,186,874)
Net change in unrealized appreciation/depreciation on investments	4,141,585	152,072,495	219,051,994	2,003,787	17,149,155
Net realized and unrealized gain (loss) on investments	4,217,667	269,320,853	298,702,718	3,918,182	12,962,281
Net increase (decrease) in net assets resulting from operations	$4,230,792	$274,037,204	$297,004,528	$3,968,789	$12,865,472

57

Statements of Changes in Net Assets

	PowerShares Aerospace & Defense Portfolio		PowerShares CleantechTM Portfolio		PowerShares Golden Dragon Halter USX China Portfolio
	Six Months Ended October 31, 2007 (Unaudited)	Year Ended April 30, 2007	Six Months Ended October 31, 2007 (Unaudited)	For The Period October 24, 2006* Through April 30, 2007	Six Months Ended October 31, 2007 (Unaudited)	Year Ended April 30, 2007
OPERATIONS:
Net investment income (loss)	$271,656	$329,993	$(76,260)	$(39,832)	$2,613,264	$3,172,560
Net realized gain (loss) on investments	23,842,940	8,592,051	3,176,008	1,087,661	115,469,706	48,676,384
Net change in unrealized appreciation/depreciation of investments	24,379,296	12,375,809	7,734,046	1,005,663	260,359,581	13,246,066
Net increase (decrease) in net assets resulting from operations	48,493,892	21,297,853	10,833,794	2,053,492	378,442,551	65,095,010
Undistributed net investment income (loss) included in the price of units issued and redeemed	53,654	13,857	(105,452)	6,280	79,914	111,037
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(365,710)	(362,663)	—	—	(4,080,354)	(3,191,113)
Tax return of capital	—	(25,620)	—	—	—	—
Total distributions to shareholders	(365,710)	(388,283)	—	—	(4,080,354)	(3,191,113)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	266,124,506	149,636,041	66,237,027	48,140,438	603,400,394	286,475,511
Value of shares repurchased	(100,125,866)	(53,795,021)	(12,716,993)	(28,531,110)	(322,800,198)	(192,389,311)
Net income equalization	(53,654)	(13,857)	105,452	(6,280)	(79,914)	(111,037)
Net increase (decrease) in net assets resulting from shares transactions	165,944,986	95,827,163	53,625,486	19,603,048	280,520,282	93,975,163
Increase (Decrease) in Net Assets	214,126,822	116,750,590	64,353,828	21,662,820	654,962,393	155,990,097
NET ASSETS:
Beginning of period	201,886,121	85,135,531	21,662,820	—	394,320,371	238,330,274
End of period	$416,012,943	$201,886,121	$86,016,648	$21,662,820	$1,049,282,764	$394,320,371
Undistributed net investment income (loss)/distribution in excess of net investment income at end of period	$(40,400)	$—	$(181,712)	$—	$(799,067)	$588,109
CHANGES IN SHARES OUTSTANDING:
Shares sold	11,800,000	8,100,000	2,100,000	1,900,000	20,100,000	14,400,000
Shares repurchased	(4,400,000)	(3,000,000)	(400,000)	(1,100,000)	(11,400,000)	(10,100,000)
Shares outstanding, beginning of period	10,000,000	4,900,000	800,000	—	18,400,000	14,100,000
Shares outstanding, end of period	17,400,000	10,000,000	2,500,000	800,000	27,100,000	18,400,000

*  Commencement of Investment Operations

See Notes to Financial Statements.
58

	PowerShares Listed Private Equity Portfolio		PowerShares Lux Nanotech Portfolio		PowerShares Value Line TimelinessTM Select Portfolio
	Six Months Ended October 31, 2007 (Unaudited)	For The Period October 24, 2006* Through April 30, 2007	Six Months Ended October 31, 2007 (Unaudited)	Year Ended April 30, 2007	Six Months Ended October 31, 2007 (Unaudited)	Year Ended April 30, 2007
OPERATIONS:
Net investment income (loss)	$3,533,167	$1,314,594	$(167,686)	$(119,784)	$(104,987)	$(115,400)
Net realized gain (loss) on investments	(286,822)	1,140,822	5,800,607	2,437,702	15,674,519	(6,066,601)
Net change in unrealized appreciation/depreciation of investments	(16,215,501)	4,753,710	(5,628,481)	(12,992,856)	3,776,059	13,228,112
Net increase (decrease) in net assets resulting from operations	(12,969,156)	7,209,126	4,440	(10,674,938)	19,345,591	7,046,111
Undistributed net investment income (loss) included in the price of units issued and redeemed	13,075	242,577	34,433	(40,198)	49,000	(29,370)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,949,682)	(689,732)	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions to shareholders	(1,949,682)	(689,732)	—	—	—	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	70,897,079	162,455,219	17,872,338	91,815,890	223,559,111	461,154,401
Value of shares repurchased	(58,918,077)	(18,896,255)	(41,907,388)	(34,505,044)	(303,287,969)	(378,402,470)
Net income equalization	(13,075)	(242,577)	(34,433)	40,198	(49,000)	29,370
Net increase (decrease) in net assets resulting from shares transactions	11,965,927	143,316,387	(24,069,483)	57,351,044	(79,777,858)	82,781,301
Increase (Decrease) in Net Assets	(2,939,836)	150,078,358	(24,030,610)	46,635,908	(60,383,267)	89,798,042
NET ASSETS:
Beginning of period	150,078,358	—	159,052,320	112,416,412	272,607,579	182,809,537
End of period	$147,138,522	$150,078,358	$135,021,710	$159,052,320	$212,224,312	$272,607,579
Undistributed net investment income (loss)/distribution in excess of net investment income at end of period	$2,221,422	$624,862	$(133,252)	$—	$(55,987)	$—
CHANGES IN SHARES OUTSTANDING:
Shares sold	2,600,000	6,100,000	1,000,000	5,200,000	12,800,000	29,200,000
Shares repurchased	(2,300,000)	(700,000)	(2,400,000)	(2,000,000)	(17,300,000)	(24,400,000)
Shares outstanding, beginning of period	5,400,000	—	9,100,000	5,900,000	15,500,000	10,700,000
Shares outstanding, end of period	5,700,000	5,400,000	7,700,000	9,100,000	11,000,000	15,500,000

59

Statements of Changes in Net Assets (Continued)

	PowerShares Value Line Industry Rotation Portfolio		PowerShares Water Resources Portfolio		PowerShares WilderHill Clean Energy Portfolio
	Six Months Ended October 31, 2007 (Unaudited)	For The Period December 1, 2006* Through April 30, 2007	Six Months Ended October 31, 2007 (Unaudited)	Year Ended April 30, 2007	Six Months Ended October 31, 2007 (Unaudited)	Year Ended April 30, 2007
OPERATIONS:
Net investment income (loss)	$13,125	$2,617	$4,716,351	$11,614,106	$(1,698,190)	$1,691,001
Net realized gain (loss) on investments	76,082	337,461	117,248,358	17,395,002	79,650,724	(57,640,921)
Net change in unrealized appreciation/ depreciation of investments	4,141,585	1,738,936	152,072,495	62,772,486	219,051,994	(51,974,247)
Net increase (decrease) in net assets resulting from operations	4,230,792	2,079,014	274,037,204	91,781,594	297,004,528	(107,924,167)
Undistributed net investment income (loss) included in the price of units issued and redeemed	1,285	2,011	200,195	1,052,528	(135,689)	188,257
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(20,650)	(2,669)	(3,862,276)	(11,901,149)	—	(1,691,001)
Tax return of capital	—	(4,445)	—	—	—	(160,324)
Total distributions to shareholders	(20,650)	(7,114)	(3,862,276)	(11,901,149)	—	(1,851,325)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	47,752,632	39,530,660	712,267,814	875,926,807	507,380,009	602,781,817
Value of shares repurchased	(42,293,805)	(7,952,741)	(451,715,617)	(340,233,615)	(353,448,076)	(301,601,160)
Net income equalization	(1,285)	(2,011)	(200,195)	(1,052,528)	135,689	(188,257)
Net increase (decrease) in net assets resulting from shares transactions	5,457,542	31,575,908	260,352,002	534,640,664	154,067,622	300,992,400
Increase (Decrease) in Net Assets	9,668,969	33,649,819	530,727,125	615,573,637	450,936,461	191,405,165
NET ASSETS:
Beginning of period	33,649,819	—	1,606,781,683	991,208,046	914,344,793	722,939,628
End of period	$43,318,788	$33,649,819	$2,137,508,808	$1,606,781,683	$1,365,281,254	$914,344,793
Undistributed net investment income/distribution in excess of net investment income at end of period	$(6,240)	$—	$1,206,631	$152,360	$(1,833,879)	$—
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,700,000	1,500,000	33,400,000	48,400,000	23,100,000	31,600,000
Shares repurchased	(1,500,000)	(300,000)	(21,200,000)	(19,000,000)	(16,600,000)	(16,500,000)
Shares outstanding, beginning of period	1,200,000	—	83,700,000	54,300,000	47,400,000	32,300,000
Shares outstanding, end of period	1,400,000	1,200,000	95,900,000	83,700,000	53,900,000	47,400,000

*  Commencement of Investment Operations

See Notes to Financial Statements.
60

	PowerShares WilderHill Progressive Energy Portfolio		PowerShares DWA Technical LeadersTM Portfolio
	Six Months Ended October 31, 2007 (Unaudited)	For The Period October 24, 2006* Through April 30, 2007	Six Months Ended October 31, 2007 (Unaudited)	For The Period March 1, 2007* Through April 30, 2007
OPERATIONS:
Net investment income (loss)	$50,607	$60,408	$(96,809)	$105,514
Net realized gain (loss) on investments	1,914,395	1,647,951	(4,186,874)	66,278
Net change in unrealized appreciation/ depreciation of investments	2,003,787	1,837,263	17,149,155	1,989,185
Net increase (decrease) in net assets resulting from operations	3,968,789	3,545,622	12,865,472	2,160,977
Undistributed net investment income (loss) included in the price of units issued and redeemed	26,550	(2,980)	270,477	177,364
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(107,724)	(14,162)	(162,756)	—
Tax return of capital	—	—	—	—
Total distributions to shareholders	(107,724)	(14,162)	(162,756)	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	38,580,370	40,867,799	154,840,612	92,402,327
Value of shares repurchased	(11,933,177)	(21,494,602)	(56,914,705)	(2,473,008)
Net income equalization	(26,550)	2,980	(270,477)	(177,364)
Net increase (decrease) in net assets resulting from shares transactions	26,620,643	19,376,177	97,655,430	89,751,955
Increase (Decrease) in Net Assets	30,508,258	22,904,657	110,628,623	92,090,296
NET ASSETS:
Beginning of period	22,904,657	—	92,090,296	—
End of period	$53,412,915	$22,904,657	$202,718,919	$92,090,296
Undistributed net investment income/distribution in excess of net investment income at end of period	$15,843	$46,410	$116,426	$105,514
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,300,000	1,600,000	5,900,000	3,700,000
Shares repurchased	(400,000)	(800,000)	(2,200,000)	(100,000)
Shares outstanding, beginning of period	800,000	—	3,600,000	—
Shares outstanding, end of period	1,700,000	800,000	7,300,000	3,600,000

61

Financial Highlights

PowerShares Aerospace & Defense Portfolio

	Six Months Ended October 31, 2007 (Unaudited)		Year Ended April 30, 2007	For the Period October 26, 2005* Through April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$20.19		$17.37	$14.91
Net investment income**	0.02		0.05	0.03
Net realized and unrealized gain on investments	3.73		2.83	2.45
Total from operations	3.75		2.88	2.48
Undistributed net investment income included in price of units issued and redeemed**	—	(a)	— (a)	—
Distributions to shareholders from:
Net investment income	(0.03)		(0.06)	(0.02)
Tax return of capital	—		— (a)	—
Total distributions	(0.03)		(0.06)	(0.02)
Net asset value at end of period	$23.91		$20.19	$17.37
TOTAL RETURN***	18.58%		16.66%	16.66%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$416,013		$201,886	$85,136
Ratio to average net assets of:
Expenses, net of waivers and reimbursements	0.66	%†	0.66%	0.68%†
Expenses, prior to waivers and reimbursements	0.64	%†(b)	0.77%	0.80%†
Net investment income, net of waivers and reimbursements	0.18	%†	0.28%	0.31%†
Portfolio turnover rate ††	3%		16%	1%

PowerShares CleantechTM Portfolio

	Six Months Ended October 31, 2007 (Unaudited)	For the Period October 24, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$27.08	$24.70
Net investment loss**	(0.05)	(0.04)
Net realized and unrealized gain on investments	7.45	2.41
Total from operations	7.40	2.37
Undistributed net investment income (loss) included in price of units issued and redeemed**	(0.07)	0.01
Net asset value at end of period	$34.41	$27.08
TOTAL RETURN***	27.07%	9.64%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$86,017	$21,663
Ratio to average net assets of:
Expenses, net of waivers	0.74%†	0.71	%†
Expenses, prior to waivers	0.96%†	1.06	%†
Net investment loss, net of waivers	(0.35)%†	(0.29	)%†
Portfolio turnover rate ††	4%	22%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  Amount represents less than $0.005.

(b)  These expenses, prior to waivers, exclude amounts reimbursed to the Adviser under the Expense Agreement of 0.01% for the six months ended October 31, 2007.

See Notes to Financial Statements.
62

Financial Highlights (Continued)

PowerShares Golden Dragon Halter USX China Portfolio

	Six Months Ended October 31, 2007		Year Ended April 30,			For the Period December 9, 2004* Through
	(Unaudited)		2007		2006	April 30, 2005
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$21.43		$16.90		$13.00	$14.55
Net investment income**	0.12		0.20		0.17	0.06
Net realized and unrealized gain (loss) on investments	17.38		4.53		3.89	(1.61)
Total from operations	17.50		4.73		4.06	(1.55)
Undistributed net investment income included in price of units issued and redeemed**	—	(a)	0.01		—	—
Distributions to shareholders from:
Net investment income	(0.21)		(0.21)		(0.16)	—
Net asset value at end of period	$38.72		$21.43		$16.90	$13.00
TOTAL RETURN***	82.17%		28.53%		31.52%	(10.68)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$1,049,283		$394,320		$238,330	$49,384
Ratio to average net assets of:
Expenses, net of waivers and reimbursements	0.70	%†	0.70%		0.71%	0.70%†
Expenses, prior to waivers and reimbursements	0.66	%†(b)	0.72	%(b)	0.88%	0.97%†
Net investment income, net of waivers and reimbursements	0.88	%†	1.06%		1.18%	1.24%†
Portfolio turnover rate ††	3%		17%		21%	9%

PowerShares Listed Private Equity Portfolio

	Six Months Ended October 31, 2007 (Unaudited)		For the Period October 24, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$27.79		$25.09
Net investment income**	0.60		0.44
Net realized and unrealized gain (loss) on investments	(2.25)		2.52
Total from operations	(1.65)		2.96
Undistributed net investment income included in price of units issued and redeemed**	—	(a)	0.08
Distributions to shareholders from:
Net investment income	(0.33)		(0.34)
Net asset value at end of period	$25.81		$27.79
TOTAL RETURN***	(5.99)%		12.18%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$147,139		$150,078
Ratio to average net assets of:
Expenses, net of waivers and reimbursements	0.72	%†	0.71	%†
Expenses, prior to waivers and reimbursements	0.75	%†(c)	0.82	%†
Net investment income, net of waivers and reimbursements	4.49	%†	3.38	%†
Portfolio turnover rate ††	13%		19%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  Amount represents less than $0.005.

(b)  These expenses, prior to waivers, exclude amounts reimbursed to the Adviser under the Expense Agreement of 0.02% and 0.01% for the six months ended October 31, 2007, and for the year ended April 30, 2007, respectively.

(c)  These expenses, prior to waivers, exclude amounts reimbursed to the Adviser under the Expense Agreement of less than 0.01% for the six months ended October 31, 2007.

See Notes to Financial Statements.
63

Financial Highlights (Continued)

PowerShares Lux Nanotech Portfolio

	Six Months Ended October 31, 2007 (Unaudited)		Year Ended April 30, 2007	For the Period October 26, 2005* Through April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$17.48		$19.05	$15.32
Net investment income (loss)**	(0.02)		(0.02)	0.02
Net realized and unrealized gain (loss) on investments	0.08		(1.54)	3.79
Total from operations	0.06		(1.56)	3.81
Undistributed net investment income (loss) included in price of units issued and redeemed**	—	(a)	(0.01)	—
Distributions to shareholders from:
Net investment income	—		—	(0.01)
Tax return of capital	—		—	(0.07)
Total distributions	—		—	(0.08)
Net asset value at end of period	$17.54		$17.48	$19.05
TOTAL RETURN***	0.34%		(8.24)%	24.94%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$135,022		$159,052	$112,416
Ratio to average net assets of:
Expenses, net of waivers and reimbursements	0.70	%†	0.71%	0.73%†
Expenses, prior to waivers and reimbursements	0.73	%†(b)	0.79%	0.83%†
Net investment income (loss), net of waivers and reimbursements	(0.22	)%†	(0.09)%	0.17%†
Portfolio turnover rate ††	20%		16%	6%

PowerShares Value Line TimelinessTM Select Portfolio

	Six Months Ended October 31, 2007 (Unaudited)		Year Ended April 30, 2007		For the Period December 6, 2005* Through April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$17.59		$17.09		$15.52
Net investment loss**	(0.01)		(0.01)		(0.02)
Net realized and unrealized gain on investments	1.71		0.51		1.59
Total from operations	1.70		0.50		1.57
Undistributed net investment income included in price of units issued and redeemed**	—	(a)	—	(a)	—
Net asset value at end of period	$19.29		$17.59		$17.09
TOTAL RETURN***	9.66%		2.93%		10.12%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$212,224		$272,608		$182,810
Ratio to average net assets of:
Expenses, net of waivers and reimbursements	0.70	%†	0.70%		0.71	%†
Expenses, prior to waivers and reimbursements	0.70	%†(c)	0.75	%(c)	0.78	%†
Net investment loss, net of waivers and reimbursements	(0.09	)%†	(0.06)%		(0.30	)%†
Portfolio turnover rate ††	61%		113%		39%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  Amount represents less than $0.005.

(b)  These expenses, prior to waivers, exclude amounts reimbursed to the Adviser under the Expense Agreement of less than 0.01% for the six months ended October 31, 2007.

(c)  These expenses, prior to waivers, exclude amounts reimbursed to the Adviser under the Expense Agreement of less than 0.01% for the six months ended October 31, 2007, and for the year ended April 30, 2007.

See Notes to Financial Statements.
64

Financial Highlights (Continued)

PowerShares Value Line Industry Rotation Portfolio

	Six Months Ended October 31, 2007 (Unaudited)		For the Period December 1, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$28.04		$25.19
Net investment income**	0.01		—	(a)
Net realized and unrealized gain on investments	2.90		2.86
Total from operations	2.91		2.86
Undistributed net investment income included in price of units issued and redeemed**	—	(a)	—	(a)
Distributions to shareholders from:
Net investment income	(0.01)		—	(a)
Tax return of capital	—		(0.01)
Total distributions	(0.01)		(0.01)
Net asset value at end of period	$30.94		$28.04
TOTAL RETURN***	10.40%		11.36%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$43,319		$33,650
Ratio to average net assets of:
Expenses, net of waivers	0.75	%†	0.75	%†
Expenses, prior to waivers	1.04	%†	1.21	%†
Net investment income, net of waivers	0.07	%†	0.03	%†
Portfolio turnover rate ††	53%		13%

PowerShares Water Resources Portfolio

	Six Months Ended October 31, 2007 (Unaudited)		Year Ended April 30, 2007		For the Period December 6, 2005* Through April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$19.20		$18.25		$15.32
Net investment income**	0.05		0.17		0.02
Net realized and unrealized gain on investments	3.08		0.93		2.94
Total from operations	3.13		1.10		2.96
Undistributed net investment income included in price of units issued and redeemed**	—	(a)	0.02		—
Distributions to shareholders from:
Net investment income	(0.04)		(0.17)		(0.03)
Net asset value at end of period	$22.29		$19.20		$18.25
TOTAL RETURN***	16.34%		6.26%		19.38%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$2,137,509		$1,606,782		$991,208
Ratio to average net assets of:
Expenses, net of waivers and reimbursements	0.66	%†	0.66%		0.67	%†
Expenses, prior to waivers and reimbursements	0.64	%†(b)	0.67	%(b)	0.70	%†
Net investment income, net of waivers and reimbursements	0.50	%†	0.96%		0.40	%†
Portfolio turnover rate ††	12%		27%		2%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  Amount represents less than $0.005.

(b)  These expenses, prior to waivers, exclude amounts reimbursed to the Adviser under the Expense Agreement of 0.01% and less than 0.01% for the six months ended October 31, 2007, and for the year ended April 30, 2007, respectively.

See Notes to Financial Statements.
65

Financial Highlights (Continued)

PowerShares WilderHill Clean Energy Portfolio

	Six Months Ended October 31, 2007		Year Ended April 30,			For the Period March 3, 2005* Through
	(Unaudited)		2007		2006	April 30, 2005
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$19.29		$22.38		$12.86	$15.61
Net investment income (loss)**	(0.03)		0.04		(0.07)	(0.01)
Net realized and unrealized gain (loss) on investments	6.07		(3.09)		9.59	(2.74)
Total from operations	6.04		(3.05)		9.52	(2.75)
Undistributed net investment income (loss) included in price of units issued and redeemed**	—	(a)	0.01		—	—
Distributions to shareholders from:
Net investment income	—		(0.05)		—	—
Tax return of capital	—		—	(a)	—	—
Total distributions	—		(0.05)		—	—
Net asset value at end of period	$25.33		$19.29		$22.38	$12.86
TOTAL RETURN***	31.31%		(13.58)%		74.03%	(17.59)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$1,365,281		$914,345		$722,940	$27,012
Ratio to average net assets of:
Expenses, net of waivers and reimbursements	0.68	%†	0.70%		0.71%	0.70%†
Expenses, prior to waivers and reimbursements	0.67	%†(b)	0.69	%(b)	0.75%	1.35%†
Net investment income (loss), net of waivers and reimbursements	(0.32	)%†	0.24	%†††	(0.39)%	(0.31)%†
Portfolio turnover rate ††	10%		41%		6%	9%

PowerShares WilderHill Progressive Energy Portfolio

	Six Months Ended October 31, 2007 (Unaudited)		For the Period October 24, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$28.63		$24.91
Net investment income**	0.04		0.06
Net realized and unrealized gain on investments	2.81		3.68
Total from operations	2.85		3.74
Undistributed net investment income (loss) included in price of units issued and redeemed**	0.02		—	(a)
Distributions to shareholders from:
Net investment income	(0.08)		(0.02)
Net asset value at end of period	$31.42		$28.63
TOTAL RETURN***	10.05%		15.01%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$53,413		$22,905
Ratio to average net assets of:
Expenses, net of waivers	0.77	%†	0.74	%†
Expenses, prior to waivers	1.00	%†	1.09	%†
Net investment income, net of waivers	0.24	%†	0.45	%†
Portfolio turnover rate ††	12%		12%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

†††  Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $6.72 per share owned of Scottish Power Plc ADR on May 18, 2006. Net investment loss per share and the ratio of net investment loss to average net assets excluding the special dividend were $(0.04) and (0.23)%, respectively, for the year ended April 30, 2007.

(a)  Amount represents less than $0.005.

(b)  These expenses, prior to waivers, exclude amounts reimbursed to the Adviser under the Expense Agreement of 0.01% and 0.02% for the six months ended October 31, 2007, and for the year ended April 30, 2007, respectively.

See Notes to Financial Statements.
66

Financial Highlights (Continued)

PowerShares DWA Technical LeadersTM Portfolio

	Six Months Ended October 31, 2007 (Unaudited)		For the Period March 1, 2007* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.58		$23.95
Net investment income (loss)**	(0.02)		0.04
Net realized and unrealized gain on investments	2.19		1.52
Total from operations	2.17		1.56
Undistributed net investment income included in price of units issued and redeemed**	0.05		0.07
Distributions to shareholders from:
Net investment income	(0.03)		—
Net asset value at end of period	$27.77		$25.58
TOTAL RETURN***	8.66%		6.81%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$202,719		$92,090
Ratio to average net assets of:
Expenses, net of waivers and reimbursements	0.71	%†	0.72	%†
Expenses, prior to waivers and reimbursements	0.73	%†(a)	1.78	%†
Net investment income (loss), net of waivers and reimbursements†††	(0.13	)%†	1.50	%†
Portfolio turnover rate ††	37%		9%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

†††  Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $15.00 per share owned of Dean Foods Co. on April 2, 2007. Net investment loss per share and the ratio of net investment loss to average net assets excluding the special dividend were less than $0.005 and (0.11)%, respectively, for the year ended April 30, 2007.

(a)  These expenses, prior to waivers, exclude amounts reimbursed to the Adviser under the Expense Agreement of less than 0.01% for the six months ended October 31, 2007.

See Notes to Financial Statements.
67

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

October 31, 2007 (Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), is an exchange-traded, management investment company that was organized as a Massachusetts business trust on June 9, 2000. The Trust currently consists of seventy portfolios. This report includes the following portfolios:

PowerShares Aerospace & Defense Portfolio	"Aerospace & Defense Portfolio"

PowerShares CleantechTM Portfolio	"CleantechTM Portfolio"

PowerShares Golden Dragon Halter USX China Portfolio	"Golden Dragon Halter USX China Porfolio"

PowerShares Listed Private Equity Portfolio	"Listed Private Equity Portfolio"

PowerShares Lux Nanotech Portfolio	"Lux Nanotech Portfolio"

PowerShares Value Line TimelinessTM Select Portfolio	"Value Line TimelinessTM Select Portfolio"

PowerShares Value Line Industry Rotation Portfolio	"Value Line Industry Rotation Portfolio"

PowerShares Water Resources Portfolio	"Water Resources Portfolio"

PowerShares WilderHill Clean Energy Portfolio	"WilderHill Clean Energy Portfolio"

PowerShares WilderHill Progressive Energy Portfolio	"WilderHill Progressive Energy Portfolio"

PowerShares DWA Technical LeadersTM Portfolio	"DWA Technical LeadersTM Portfolio"

Each portfolio represents a separate series of the Trust (the "Fund" or "Funds"). Each Fund's shares are listed and traded on the American Stock Exchange except for shares of the DWA Technical LeadersTM Portfolio. The shares of DWA Technical LeadersTM Portfolio are traded on the New York Stock Exchange. The Funds' market prices may differ to some degree from the net asset value of the shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in a large specified number of shares, each called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following equity indices:

Fund	Index
Aerospace & Defense Portfolio	SPADETM Defense Index

CleantechTM Portfolio	CleantechTM Index

Golden Dragon Halter USX China Portfolio	Halter USX China IndexSM

Listed Private Equity Portfolio	Red Rocks Listed Private Equity Index

Lux Nanotech Portfolio	Lux Nanotech IndexTM

Value Line TimelinessTM Select Portfolio	Value Line TimelinessTM Select Index

Value Line Industry Rotation Portfolio	Value Line Industry Rotation Index

Water Resources Portfolio	Palisades Water Index

WilderHill Clean Energy Portfolio	WilderHill Clean Energy Index

WilderHill Progressive Energy Portfolio	WilderHill Progressive Energy Index

DWA Technical LeadersTM Portfolio	Dorsey Wright Technical LeadersTM Index

68

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2007 (Unaudited)

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The financial statements have been prepared in compliance with all applicable accounting rules and practices, including FIN 48.

A. Security Valuation

Securities are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or in the case of NASDAQ, at the NASDAQ official closing price. Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trust's Pricing Committee in accordance with procedures adopted by the Board of Trustees. Investments in money market mutual funds are stated at net asset value.

B. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and net taxable capital gains to its shareholders. Therefore, no provision for Federal income taxes is required.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, losses deferred due to post-October losses and excise tax regulations.

C. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Corporate actions (including cash dividends) are recorded net of nonreclaimable foreign tax withholdings on the ex-dividend date.

D. Expenses

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

E. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and distributes net realized taxable capital gains, if any, annually. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in each Fund's financial statements as a return of capital.

F. Equalization

Beginning May 1, 2006 (or since inception, if later), all Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholder's per share equity in undistributed net

69

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2007 (Unaudited)

investment income from being affected by the continuous sales and redemptions of capital shares. Equalization is calculated on a per share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income included in the price of capital shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

Note 3. Advisory and Administration Agreements

PowerShares Capital Management LLC (the "Adviser") has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. The fees paid by each Fund to the Adviser are accrued daily and are payable at 0.50% per annum on each Fund's average daily net assets.

Each Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses. Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Funds (excluding interest expense, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) from exceeding 0.60% of average daily net assets per year (the "Expense Cap"), at least until April 30, 2008. Offering costs excluded from the Expense Cap are: (a) legal fees pertaining to the Funds' shares offered for sale; (b) Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange.

For the six months ended October 31, 2007, the Adviser waived the following fees:

Fees Waived
CleantechTM Portfolio	$48,387
Listed Private Equity Portfolio	20,499
Lux Nanotech Portfolio	18,844
Value Line TimelinessTM Select Portfolio	1,012
Value Line Industry Rotation Portfolio	54,771
WilderHill Progressive Energy Portfolio	49,545
DWA Technical LeadersTM Portfolio	18,157

The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") in which expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap as specified above.

70

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2007 (Unaudited)

During the six months ended October 31, 2007, the details of expense waivers and reimbursements to the Adviser under the Expense Agreement were as follows:

	Gross Waivers	Gross Reimbursements	Net (Waivers)/ Reimbursements
Aerospace & Defense Portfolio	$(1,987)	$38,668	$36,681
CleantechTM Portfolio	(48,387)	—	(48,387)
Golden Dragon Halter USX China Portfolio	—	113,882	113,882
Listed Private Equity Portfolio	(21,885)	1,386	(20,499)
Lux Nanotech Portfolio	(20,531)	1,687	(18,844)
Value Line TimelinessTM Select Portfolio	(11,847)	10,835	(1,012)
Value Line Industry Rotation Portfolio	(54,771)	—	(54,771)
Water Resources Portfolio	(10,214)	225,068	214,854
WilderHill Clean Energy Portfolio	(6,268)	89,922	83,654
WilderHill Progressive Energy Portfolio	(49,545)	—	(49,545)
DWA Technical LeadersTM Portfolio	(21,266)	3,109	(18,157)

The net amounts of waivers or reimbursements are also shown on the Statements of Operations.

The amounts subject to reimbursement to the Adviser at October 31, 2007 are as follows:

	Reimbursements available during the fiscal years ended:
	04/30/08	04/30/09	04/30/10
Aerospace & Defense Portfolio	$116,816	$116,816	$116,816
CleantechTM Portfolio	96,551	96,551	96,551
Golden Dragon Halter USX China Portfolio	131,817	131,817	85,395
Listed Private Equity Portfolio	63,121	63,121	63,121
Lux Nanotech Portfolio	157,962	157,962	126,569
Value Line TimelinessTM Select Portfolio	116,516	116,516	98,330
Value Line Industry Rotation Portfolio	94,872	94,872	94,872
WilderHill Progressive Energy Portfolio	96,913	96,913	96,913
DWA Technical LeadersTM Portfolio	92,636	92,636	92,636

Distribution Agreement

Effective September 18, 2006 (or since inception, if later), A I M Distributors, Inc. (the "Distributor") serves as the distributor of Creation Units of each Fund pursuant to a Distribution Agreement between the Distributor and the Trust. The Distributor does not maintain a secondary market in shares. Prior to September 18, 2006, ALPS Distributors, Inc. served as the distributor.

The Board of Trustees of the Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, each Fund is authorized to pay an amount up to a maximum annual rate of 0.25% of the average daily net assets for certain distribution-related activities. No 12b-1 fees are currently charged to the Funds, and there are no plans to impose these fees.

71

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2007 (Unaudited)

Licensing Fee Agreements

The Adviser has entered into licensing agreements for each Fund with the following "Licensors":

Fund	Licensor
Aerospace & Defense Portfolio	International Space Business Council

CleantechTM Portfolio	Cleantech Capital Indices, LLC

Golden Dragon Halter USX China Portfolio	Halter Financial Group

Listed Private Equity Portfolio	Red Rocks Capital Partners, LLC

Lux Nanotech Portfolio	Lux Research, Inc.

Value Line TimelinessTM Select Portfolio	Value Line Publishing, Inc.

Value Line Industry Rotation Portfolio	Value Line Publishing, Inc.

Water Resources Portfolio	Palisades Water Index Associates, LLC

WilderHill Clean Energy Portfolio	WilderShares, LLC

WilderHill Progressive Energy Portfolio	WilderShares, LLC

DWA Technical LeadersTM Portfolio	Dorsey, Wright & Associates, Inc.

The above trademarks are trademarks owned by the respective Licensors. These trademarks have been licensed to the Advisor for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in any of these Funds. The Funds are required to pay the sub-licensing fees, which are shown on the Statements of Operations.

The Bank of New York serves as the administrator, custodian and fund accounting and transfer agent for each Fund. Effective July 2, 2007 The Bank of New York became a wholly-owned subsidiary of The Bank of New York Mellon Corporation.

The custodian has agreed to provide an overdraft protection to the Funds according to the terms of the service agreement.

Note 4. INVESCO Transaction and Transactions with Affiliates

On September 18, 2006, INVESCO PLC (formerly AMVESCAP PLC) and A I M Management Group, Inc., an indirect wholly-owned subsidiary of INVESCO PLC, announced that they had completed their acquisition of the Adviser (the "Acquisition"). The Board of Trustees, including a majority of the independent Trustees, and shareholders of each Fund had previously approved a new advisory agreement with the Adviser that became effective on September 18, 2006.

The Funds are permitted to invest daily available cash balances in affiliated money market funds. The Funds may invest in the Liquid Assets Portfolio ("LAP") of the Short-Term Investments. LAP is advised by A I M Advisors, Inc., an affiliate of the Adviser.

72

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2007 (Unaudited)

Note 5. Federal Income Tax

At October 31, 2007, the cost of investments for Federal income tax purposes and accumulated net unrealized appreciation/depreciation on investments were as follows:

	Cost	Unrealized Appreciation/ Depreciation	Gross Unrealized Appreciation	Gross Unrealized Depreciation
Aerospace & Defense Portfolio	$370,339,705	$45,058,802	$46,815,086	$(1,756,284)
CleantechTM Portfolio	77,355,302	8,739,709	10,501,943	(1,762,234)
Golden Dragon Halter USX China Portfolio	756,699,698	293,427,528	306,515,072	(13,087,544)
Listed Private Equity Portfolio(1)	158,785,827	(11,461,791)	6,750,976	(18,212,767)
Lux Nanotech Portfolio	145,251,593	(10,212,492)	14,642,311	(24,854,803)
Value Line TimelinessTM Select Portfolio	184,615,264	27,660,706	31,661,552	(4,000,846)
Value Line Industry Rotation Portfolio	37,434,934	5,880,521	6,538,986	(658,465)
Water Resources Portfolio	1,856,681,462	275,825,901	346,036,208	(70,210,307)
WilderHill Clean Energy Portfolio	1,115,586,148	247,522,511	324,818,613	(77,296,102)
WilderHill Progressive Energy Portfolio	49,712,325	3,841,050	6,196,762	(2,355,712)
DWA Technical LeadersTM Portfolio	183,661,393	19,138,340	20,621,600	(1,483,260)

At April 30, 2007, the components of accumulated earnings/loss on a tax-basis were as follows:

	Accumulated Earnings	Net Accumulated Capital and other Gains/Losses	Unrealized Appreciation/ Depreciation	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Accumulated Earnings/Loss
Aerospace & Defense Portfolio	$—	$(104,662)	$20,242,829	$21,422,833	$(1,180,004)	$20,138,167
CleantechTM Portfolio	—	—	969,297	1,601,544	(632,247)	969,297
Golden Dragon Halter USX China Portfolio	588,109	(4,146,823)	27,610,073	42,069,391	(14,459,318)	24,051,359
Listed Private Equity Portfolio(1)	624,862	—	4,463,705	6,830,565	(2,366,860)	5,088,567
Lux Nanotech Portfolio	—	(3,986,980)	(7,299,490)	13,099,355	(20,398,845)	(11,286,470)
Value Line TimelinessTM Select Portfolio	—	(28,753,751)	23,837,184	26,254,954	(2,417,770)	(4,916,567)
Value Line Industry Rotation Portfolio	—	—	1,738,936	2,133,020	(394,084)	1,738,936
Water Resources Portfolio	152,360	(11,876,489)	104,906,849	157,620,457	(52,713,608)	93,182,720
WilderHill Clean Energy Portfolio	—	(91,631,944)	12,375,260	97,982,596	(85,607,336)	(79,256,684)
WilderHill Progressive Energy Portfolio	46,410	—	1,826,709	2,767,811	(941,102)	1,873,119
DWA Technical LeadersTM Portfolio	105,514	—	1,948,508	2,880,946	(932,438)	2,054,022

At April 30, 2007, the cost of investments for Federal income tax purposes was as follows:

Aerospace & Defense Portfolio	$181,755,286
CleantechTM Portfolio	20,852,691
Golden Dragon Halter USX China Portfolio	365,569,659
Listed Private Equity Portfolio(1)	145,512,427
Lux Nanotech Portfolio	166,286,495
Value Line TimelinessTM Select Portfolio	248,892,095
Value Line Industry Rotation Portfolio	31,901,285
Water Resources Portfolio	1,498,618,294
WilderHill Clean Energy Portfolio	900,969,561
WilderHill Progressive Energy Portfolio	21,187,715
DWA Technical LeadersTM Portfolio	89,933,886

73

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2007 (Unaudited)

Distributions to Shareholders

The tax character of distributions paid during the period ended April 30, 2007 was as follows:

Distributions paid from Ordinary Income
Aerospace & Defense Portfolio	$362,663
Golden Dragon Halter USX China Portfolio	3,191,113
Listed Private Equity Portfolio(1)	689,732
Value Line Industry Rotation Portfolio	2,669
Water Resources Portfolio	11,901,149
WilderHill Clean Energy Portfolio	1,691,001
WilderHill Progressive Energy Portfolio	14,162
Distributions paid from Return of Capital
Aerospace & Defense Portfolio	$25,620
Value Line Industry Rotation Portfolio	4,445
WilderHill Clean Energy Portfolio	160,324

The tax character of distributions paid during the period ended April 30, 2006 was as follows:

Distributions paid from Ordinary Income
Aerospace & Defense Portfolio	$59,157
Golden Dragon Halter USX China Portfolio	741,732
Lux Nanotech Portfolio	22,920
Water Resources Portfolio	291,087

At April 30, 2007, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by the regulations, to offset future capital gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Capital Loss Available Through					Total
	2011	2012	2013	2014	2015	Amount
Aerospace & Defense Portfolio	—	—	—	—	$104,662	$104,662
Golden Dragon Halter USX China Portfolio	—	—	—	$1,018,146	3,128,677	4,146,823
Lux Nanotech Portfolio	—	—	—	—	3,986,980	3,986,980
Value Line TimelinessTM Select Portfolio	—	—	—	—	28,753,751	28,753,751
Water Resources Portfolio	—	—	—	—	11,876,489	11,876,489
WilderHill Clean Energy Portfolio	—	—	—	2,098,368	89,533,576	91,631,944

74

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2007 (Unaudited)

During the period ended April 30, 2007, the Funds incurred and will elect to defer net capital losses as follows:

Post-October Losses
Aerospace & Defense Portfolio	$2,895,157
CleantechTM Portfolio	1,116,227
Golden Dragon Halter USX China Portfolio	1,023,851
Listed Private Equity Portfolio(1)	690,733
Lux Nanotech Portfolio	1,188,954
Value Line TimelinessTM Select Portfolio	6,398,518
Value Line Industry Rotation Portfolio	383,229
Water Resources Portfolio	2,574,817
WilderHill Clean Energy Portfolio	26,195,365
WilderHill Progressive Energy Portfolio	269,334
DWA Technical LeadersTM Portfolio	78,566

At April 30, 2007, the following reclassifications were made to the capital accounts of the Funds, to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations, which are primarily due to the differences between book and tax treatment of investments in real estate investment trusts, investments in partnerships, wash sales from redemption in-kind transactions, redemption in-kind transactions, return of capital and net investment losses. Net investment income, net realized gains and net assets were not affected by these changes.

	Undistributed Net Investment Income (Loss)	Undistributed Capital Gains/ (Accumulated Losses)	Paid in Capital
Aerospace & Defense Portfolio	$12,387	$(11,896,499)	$11,884,112
CleantechTM Portfolio	33,552	(2,240,254)	2,206,702
Golden Dragon Halter USX China Portfolio	(111,037)	(54,584,958)	54,695,995
Listed Private Equity Portfolio(1)	(242,577)	(2,121,560)	2,364,137
Lux Nanotech Portfolio	159,982	(10,063,576)	9,903,594
Value Line TimelinessTM Select Portfolio	144,770	(26,480,023)	26,335,253
Value Line Industry Rotation Portfolio	2,486	(720,690)	718,204
Water Resources Portfolio	(1,035,047)	(48,790,388)	49,825,435
WilderHill Clean Energy Portfolio	(27,933)	(71,268,087)	71,296,020
WilderHill Progressive Energy Portfolio	3,144	(1,927,839)	1,924,695
DWA Technical LeadersTM Portfolio	(177,364)	(185,521)	362,885

(1) First tax year-end was April 30, 2007. Tax year-end will be changed to February 29, 2008.

75

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2007 (Unaudited)

Note 6. Investment Transactions

For the six months ended October 31, 2007, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Aerospace & Defense Portfolio	$8,914,197	$7,681,511
CleantechTM Portfolio	1,796,810	2,126,528
Golden Dragon Halter USX China Portfolio	25,027,742	16,533,274
Listed Private Equity Portfolio	24,111,588	19,683,124
Lux Nanotech Portfolio	30,199,695	30,659,363
Value Line TimelinessTM Select Portfolio	135,515,813	138,775,826
Value Line Industry Rotation Portfolio	19,983,684	20,555,464
Water Resources Portfolio	296,009,893	232,706,839
WilderHill Clean Energy Portfolio	136,196,078	111,934,670
WilderHill Progressive Energy Portfolio	4,771,050	4,830,070
DWA Technical LeadersTM Portfolio	54,620,326	53,576,175

For the six months ended October 31, 2007, in-kind transactions were as follows:

	Purchases	Sales
Aerospace & Defense Portfolio	$264,420,102	$100,432,173
CleantechTM Portfolio	65,401,938	11,702,160
Golden Dragon Halter USX China Portfolio	589,549,187	316,925,448
Listed Private Equity Portfolio	68,173,304	58,979,590
Lux Nanotech Portfolio	18,086,368	41,746,730
Value Line TimelinessTM Select Portfolio	221,681,263	298,347,347
Value Line Industry Rotation Portfolio	49,263,803	43,259,251
Water Resources Portfolio	627,885,250	431,344,497
WilderHill Clean Energy Portfolio	461,378,971	334,633,865
WilderHill Progressive Energy Portfolio	37,131,562	10,444,896
DWA Technical LeadersTM Portfolio	153,890,477	56,979,570

There were no purchases or sales of U.S. government or government agency obligations for the period ended April 30, 2007. Gains on in-kind transactions are not considered taxable gains for Federal income tax purposes.

Note 7. Trustees' Fees

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. The interested Trustee does not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, a trustee who is not an "interested person" (as defined in the 1940 Act) and has elected to participate in the Plan (a "participating trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees") from the Trust. The Deferral Fees payable to the participating trustee is credited to the trustee's Deferral Fee Account as of the first business dates of each calendar quarter such Fees would have been paid to the participating trustee. The value of the account increases with contributions to the account or with increases in the value of the

76

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2007 (Unaudited)

shares owned, and the value of the account decreases with withdrawals from the account or with declines in the value of the shares owned.

Note 8. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 100,000. Only authorized participants are permitted to create or redeem from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of each Fund of the Trust on the transaction date.

Note 9. Risk of Concentration

The Funds concentrate their investments in certain industries, subjecting them to greater risk than funds that invest in a wider range of industries.

Note 10. Indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

Note 11. New Accounting Pronouncement

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurement" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurement. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is currently assessing the impact of FAS 157, if any, on the Funds' financial statements and intends for the Funds to adopt FAS 157 provisions during the fiscal year ending April 30, 2009.

Note 12. Subsequent Event

Effective December 31, 2007, the DWA Technical LeadersTM Portfolio will transfer its primary listing to the NYSE Arca, Inc. and will not be listed on the New York Stock Exchange.

77

Supplemental Information (Unaudited)

Trustees and Officers

The Trustees who are not affiliated with the Adviser or affiliates of the Adviser and executive officers of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by each Trustee and the other directorships, if any, held by the Trustee, are shown below.

Name, Address and Age of Independent Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Trustees	Other Directorships Held by Trustees
Ronn R. Bagge (49) YQA Capital Management, LLC 1755 S. Naperville Rd., Suite 100 Wheaton, IL 60187	Trustee	Since 2003	YQA Capital Management LLC (July 1998-Present); formerly Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider)	89	None

Marc M. Kole (47) c/o PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2006	Assistant Vice President, Controller, Priority Health (September 2005-present); formerly, Interim CFO, Priority Health (July 2006- February 2007); Senior Vice President of Finance, United Healthcare (health insurance) (July 2004-July 2005); Senior Vice President of Finance, Oxford Health Plans (June 2000-July 2004)	89	None

  *  This is the date the Trustee began serving the Trust.

  **  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. The Fund Complex consists of the Trust's 70 Portfolios and one other exchange-traded fund trust with 19 Portfolios advised by the Adviser.

78

Supplemental Information (Unaudited) (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Trustees	Other Directorships Held by Trustees
D. Mark McMillan (44) c/o PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Member, Bell, Boyd & Lloyd LLC (1989 Present)	89	None

Philip M. Nussbaum (46) c/o PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Chairman, Performance Trust Capital Partners (formerly Betzold, Berg, Nussbaum & Heitman, Inc.); formerly Managing Director, Communication Institute (May 2002-August 2003); Executive Vice President of Finance, Betzold, Berg, Nussbaum & Heitman, Inc. (March 1994-1999)	89	None

  *  This is the date the Trustee began serving the Trust.

  **  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. The Fund Complex consists of the Trust's 70 Portfolios and one other exchange-traded fund trust with 19 Portfolios advised by the Adviser.

79

Supplemental Information (Unaudited) (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Trustees	Other Directorships Held by Trustees
Donald H. Wilson (47) c/o PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2006	President and Chief Operating Officer, AMCORE Financial, Inc. (bank holding company) (August 2007- Present), Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (February 2006- August 2007); formerly, Senior Vice President and Treasurer, Marshall & Ilsley Corp. (bank holding company) (May 1995- February 2006)	89	None

  *  This is the date the Trustee began serving the Trust.

  **  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. The Fund Complex consists of the Trust's 70 Portfolios and one other exchange-traded fund trust with 19 Portfolios advised by the Adviser.

80

Supplemental Information (Unaudited) (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Management Trustee	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex*** Overseen by Trustee	Other Directorships Held by Trustee
H. Bruce Bond (44)** PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chairman of the Board, Trustee and Chief Executive Officer	Since 2003	Managing Director, PowerShares Capital Management LLC (August 2002- Present); Manager, Nuveen Investments (April 1998- August 2002)	89	None

  *  This is the date the Management Trustee began serving the Trust.

  **  Interested person as defined in Section 2(a)(19) of the 1940 Act.

  ***  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. The Fund Complex consists of the Trust's 70 Portfolios and one other exchange-traded fund trust with 19 Portfolios advised by the Adviser.

81

Supplemental Information (Unaudited) (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Officers	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Bruce T. Duncan (53) PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chief Financial Officer and Treasurer	Since 2006	Senior Vice President of Finance, PowerShares Capital Management LLC (September 2005-Present); Private Practice Attorney (2000-2005); Vice President of Investor Relations, The ServiceMaster Company (1994-2000); Vice President of Taxes, The ServiceMaster Company (1990-2000)

Kevin R. Gustafson (42) PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chief Compliance Officer	Since 2004	General Counsel and Chief Compliance Officer, PowerShares Capital Management LLC (September 2004-Present); Attorney, Nyberg & Gustafson (2001-2004); Attorney, Burke, Warren, McKay & Serritella, P.C. (1997-2000)

Keith Ovitt (45) PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Secretary	Since 2003	Managing Director, PowerShares Capital Management LLC (April 2003-Present); President, Ovitech (2002-2003); Vice President of Information Systems for DFG Foods, LLC (Division of FoodBrands America/Tyson Foods) (1999-2002); Systems Manager, Nabisco Biscuit Company (1997-1999)

  *  This is the period for which the Officers began serving the Trust. Each Officer serves an indefinite term, until his successor is elected.

82

PowerShares Leading the Intelligent ETF Revolution

PowerShares continues to offer new solutions to the complex needs demanded by advisors and investors today. PowerShares is "Leading the Intelligent ETF Revolution" providing investment advisors and investors with institutional-caliber asset management by seeking to replicate enhanced indexes in one of the more benefit-rich investment vehicles available in the marketplace today, the exchange-traded fund (ETF). Each PowerShares fund can be classified into one of three different categories based on the objective and characteristics of its underlying index: Intelligent Index, Intelligent Exposure and Intelligent Access.

For most recent portfolio performance, please visit our website at www.powershares.com.

This page contains advertising materials and should not be viewed as part of the Semi-Annual Report.
83

Intelligent Index

PowerShares believes that having insight into a stock's investment merit can have a positive impact on performance. Therefore, most PowerShares ETFs are based on Intelligent Indexes, which seek to provide alpha1 by identifying stocks with the greatest investment merit. These indexes use proprietary methodologies to identify financially strong, effectively managed and attractively priced companies with strong capital appreciation potential. Because their objective is to maximize performance, Intelligent Indexes may look different from the market.

Exchange-Traded Funds

Intelligent Index

PWC  -  Dynamic Market

PWO  -  Dynamic OTC

PIQ  -  Dynamic MagniQuant

PJF  -  Dynamic Large Cap

PJG  -  Dynamic Mid Cap

PJM  -  Dynamic Small Cap

PWB  -  Dynamic Large Cap Growth

PWV  -  Dynamic Large Cap Value

PWJ  -  Dynamic Mid Cap Growth

PWP  -  Dynamic Mid Cap Value

PWT  -  Dynamic Small Cap Growth

PWY  -  Dynamic Small Cap Value

PGZ  -  Dynamic Aggressive Growth

PVM  -  Dynamic Deep Value

PYZ  -  Dynamic Basic Materials Sector

PEZ  -  Dynamic Consumer Discretionary Sector

PSL  -  Dynamic Consumer Staples Sector

PXI  -  Dynamic Energy Sector

PFI  -  Dynamic Financials Sector

PTH  -  Dynamic Healthcare Sector

PRN  -  Dynamic Industrials Sector

PTF  -  Dynamic Technology Sector

PTE  -  Dynamic Telecommunications & Wireless

PUI  -  Dynamic Utilities

PJB  -  Dynamic Banking

PBE  -  Dynamic Biotechnology & Genome

PKB  -  Dynamic Building & Construction

PXE  -  Dynamic Energy Exploration & Production

PBJ  -  Dynamic Food & Beverage

PHW  -  Dynamic Hardware & Consumer Electronics

PTJ  -  Dynamic Healthcare Services

PIC  -  Dynamic Insurance

PEJ  -  Dynamic Leisure and Entertainment

PBS  -  Dynamic Media

PXQ  -  Dynamic Networking

PXJ  -  Dynamic Oil & Gas Services

PJP  -  Dynamic Pharmaceuticals

PMR  -  Dynamic Retail

PSI  -  Dynamic Semiconductors

PSJ  -  Dynamic Software

1 Alpha is a measure of risk adjusted performance relative to a benchmark or the market.

This page contains advertising materials and should not be viewed as part of the Semi-Annual Report.
84

Intelligent Exposure

For investors looking for more market-like exposure, PowerShares offers a lineup of ETFs that seek to track indexes with an Intelligent Exposure objective. These indexes seek to provide accurate exposure to the economy, yet are constructed using more sophisticated techniques than traditional benchmark indexes, which typically use a weighting structure based on market capitalization. Under this traditional structure, market speculation can lead to significant mispricing of stocks and, therefore, suboptimal weights in the index. But indexes seeking Intelligent Exposure use a weighting structure based on company fundamentals: sales, cash flow, book value and dividends. PowerShares believes these factors paint a truer picture of a company's size and lead to more optimal index weightings.

Exchange-Traded Funds

Intelligent Exposure

PRF  -  FTSE RAFI US 1000

PRFZ  -  FTSE RAFI US 1500 Small-Mid

PRFM  -  FTSE RAFI Basic Materials Sector

PRFG  -  FTSE RAFI Consumer Goods Sector

PRFS  -  FTSE RAFI Consumer Services Sector

PRFE  -  FTSE RAFI Energy Sector

PRFF  -  FTSE RAFI Financials Sector

PRFH  -  FTSE RAFI Health Care Sector

PRFN  -  FTSE RAFI Industrials Sector

PRFQ  -  FTSE RAFI Telecom & Technology Sector

PRFU  -  FTSE RAFI Utilities Sector

Intelligent Access

Without targeted investment products, unique market segments such as currency or nanotech may be difficult for investors to access. These segments are the focus of indexes that promote Intelligent Access. PowerShares has a diverse lineup of ETFs based on indexes that offer exposure to specific, unique or previously uncovered market areas.

Exchange-Traded Funds

Intelligent Access

PPA  -  Aerospace & Defense

ADRA  -  BLDRS Asia 50 ADR Index Fund

ADRD  -  BLDRS Developed Markets 100 ADR Index Fund

ADRE  -  BLDRS Emerging Markets 50 ADR Index Fund

ADRU  -  BLDRS Europe 100 ADR Index Fund

PKW  -  Buyback Achievers

PZD  -  Cleantech

PFM  -  Dividend Achievers

PDP  -  DWA Technical Lenders

PGF  -  Financial Preferred

PGJ  -  Golden Dragon Halter USX China

PHJ  -  High Growth Rate Dividend Achievers

PEY  -  High Yield Equity Dividend Achievers

PID  -  International Dividend Achievers

PSP  -  Listed Private Equity

PXN  -  Lux Nanotech

QQQQ  -  PowerShares QQQ

PYH  -  Value Line Industry Rotation

PIV  -  Value Line Timeliness Select

PHO  -  Water Resources

PBW  -  WilderHill Clean Energy

PUW  -  WilderHill Progressive Energy

PZI  -  Zacks Micro Cap

PZJ  -  Zacks Small Cap

This page contains advertising materials and should not be viewed as part of the Semi-Annual Report.
85

PowerShares Asset Class Guide

Domestic Equity

Broad

PWC  Dynamic Market

PWO  Dynamic OTC

PIV  Value Line Timeliness Select

PRF  FTSE RAFI US 1000

PRFZ  FTSE RAFI US 1500

PIQ  Dynamic MagniQuant

QQQQ  PowerShares QQQ

PKW  Buyback Achievers

PDP  DWA Technical Leaders

PVM  Dynamic Deep Value

PGZ  Dynamic Aggressive Growth

Style

PJF  Dynamic Large Cap

PWB  Dynamic Large Cap Growth

PWV  Dynamic Large Cap Value

PJG  Dynamic Mid Cap

PWJ  Dynamic Mid Cap Growth

PWP  Dynamic Mid Cap Value

PJM  Dynamic Small Cap

PWT  Dynamic Small Cap Growth

PWY  Dynamic Small Cap Value

PZJ  Zacks Small Cap

PZI  Zacks Micro Cap

International/Region

Region

PPGJ  Golden Dragon Halter USX China

ADRA  BLDRS Asia 50 ADR Index Fund

ADRD  BLDRS Developed Markets 100 ADR Index Fund

ADRE  BLDRS Emerging Markets 50 ADR Index Fund

ADRU  BLDRS Europe 100 ADR Index Fund

Income

PID  International Dividend Achievers

Income/Dividend

PEY  High Yield Equity Dividend Achievers

PHJ  High Growth Rate Dividend Achievers

PFM  Dividend Achievers

PGF  Financial Preferred

Sector and Industry

Sector

PUI  Dynamic Utilities

PYZ  Dynamic Basic Materials Sector

PEZ  Dynamic Consumer Discretionary Sector

PSL  Dynamic Consumer Staples Sector

PXI  Dynamic Energy Sector

PFI  Dynamic Financial Sector

PTH  Dynamic Healthcare Sector

PRN  Dynamic Industrials Sector

PTF  Dynamic Technology Sector

PTE  Dynamic Telecommunications & Wireless

PRFQ  FTSE RAFI Consumer Goods Sector

PRFS  FTSE RAFI Consumer Services Sector

PRFE  FTSE RAFI Energy Sector

PRFF  FTSE RAFI Financials Sector

PRFH  FTSE RAFI Health Care Sector

PRFN  FTSE RAFI Industrials Sector

PRFM  FTSE RAFI Basic Materials Sector

PRFQ  FTSE RAFI Telecommunications & Technology Sector

PRFU  FTSE RAFI Utilities Sector

Industry

PJB  Dynamic Banking Sector

PBE  Dynamic Biotechnology & Genome

PKB  Dynamic Building & Construction

PXE  Dynamic Energy Exploration & Production

PBJ  Dynamic Food & Beverage

PHW  Dynamic Hardware & Consumer Electronics

PTJ  Dynamic Healthcare Services Sector

PIC  Dynamic Insurance

PEJ  Dynamic Leisure and Entertainment

PBS  Dynamic Media

PXQ  Dynamic Networking

PXJ  Dynamic Oil & Gas Services

PJP  Dynamic Pharmaceuticals

PMR  Dynamic Retail

PSI  Dynamic Semiconductors

PSJ  Dynamic Software

PPA  Aerospace & Defense

PBW  Clean Energy

PZD  Cleantech

PSP  Listed Private Equity

PXN  Nanotech

PUW  Progressive Energy

PYH  Value Line Industry Rotation

PHO  Water Resources

This page contains advertising materials and should not be viewed as part of the Semi-Annual Report.
86

PowerShares   Risk Spectrum

Domestic Equity

More Conservative

Dynamic Deep Value

Dynamic Large Cap

Dynamic Mid Cap

Dynamic MagniQuant

Buyback Achievers

DWA Technical Leaders

Dynamic Small Cap

Dynamic Large Cap Value

FTSE RAFI US 1000

Dynamic Mid Cap Value

Dynamic Market

Dynamic Aggressive Growth

Dynamic Small Cap Value

FTSE RAFI US 1500 Small-Mid

Zacks Micro Cap

PowerShares QQQ

Dynamic Large Cap Growth

Dynamic Mid Cap Growth

Zacks Small Cap

Value Line Timeliness Select

Dynamic Small Cap Growth

Dynamic OTC

More Aggressive

International/Region

More Conservative

BLDRS Europe 100 ADR Index Fund

BLDRS Developed Markets 100 ADR Index Fund

BLDRS Asia 50 ADR Index Fund

International Dividend Achievers

BLDRS Emerging Markets 50 ADR Index Fund

Golden Dragon Halter USX China

More Aggressive

Income/Dividend

More Conservative

Financial Preferred

High Yield Equity Dividend Achievers

Dividend Achievers

High Growth Rate Dividend Achievers

More Aggressive

Sector and Industry

More Conservative

Dynamic Consumer Staples Sector

Dynamic Food & Beverage

Dynamic Banking Sector

Dynamic Financial Sector

Dynamic Utilities

Dynamic Insurance

FTSE RAFI Health Care Sector

Dynamic Healthcare Sector

FTSE RAFI Financials Sector

Dynamic Industrials Sector

Dynamic Media

Aerospace & Defense

FTSE RAFI Industrials Sector

Dynamic Pharmaceuticals

Dynamic Consumer Discretionary Sector

Dynamic Healthcare Services Sector

Dynamic Leisure and Entertainment

FTSE RAFI Consumer Goods Sector

FTSE RAFI Utilities Sector

Water Resources

FTSE RAFI Consumer Services Sector

FTSE RAFI Basic Materials Sector

Dynamic Basic Materials Sector

Dynamic Retail

FTSE RAFI Energy Sector

Dynamic Energy Sector

Dynamic Building & Construction

Value Line Industry Rotation

Dynamic Technology Sector

Progressive Energy

Dynamic Biotechnology & Genome

Dynamic Software

Nanotech

Dynamic Energy Exploration & Production

FTSE RAFI Telecommunications & Technology Sector

Dynamic Hardware & Consumer Electronics

Dynamic Telecommunications & Wireless

Dynamic Oil & Gas Services

Cleantech

Listed Private Equity

Clean Energy

Dynamic Networking

Dynamic Semiconductors

More Aggressive

This page contains advertising materials and should not be viewed as part of the Semi-Annual Report.
87

Exchange-Traded Funds

ETFs are investment funds that trade like individual stocks on all of the major exchanges, similar to shares of publicly held companies. They can be bought and sold on an exchange at any moment during market hours. Since they are listed and traded on an exchange, you can be confident that you are investing in a well-regulated market.

ETFs are one of the fastest growing investment products in the worldwide financial marketplace. As of 3.31.2007, 432 ETFs were listed in the U.S. with $433 billion in assets, up from two products with only $1 billion in assets in 1995.

ETFs seek investment results that correspond generally to the price and yield (before fees and expenses) of a listed index. While most ETFs share a similar objective, the principal investment strategies of the underlying indexes can have substantial differences. It is important to gain a clear understanding of an ETF's underlying index as the index's objective is inherently passed on to the fund shareholders by seeking to replicate the index.

Indexes

An index is a selection process or appointed committee that groups selected securities together to track their movement in aggregate. While only a few indexes are mentioned on the daily news, there are hundreds of indexes in existence today that differ from each other in diverse ways.

Broad Market

Broad market indexes are what most people think of when an index is mentioned. These indexes are designed to track the performance of the broad market.

Benchmark

Benchmark indexes are created to set a standard by which the performance or movement of individual securities and asset managers can be measured.

Exchange Composite

These indexes are designed to provide a comprehensive measure of the performance of all commons stocks listed on a particular exchange.

Sector or Industry

The aggregate financial marketplace is generally broken down into roughly ten sectors which are further dissected into many specific industries.

Style

Style indexes are created to identify groups of stocks that are either growth (companies currently experiencing appreciation or significant earnings or revenue growth) or value (companies determined to be under priced by fundamental measures) oriented.

Company Size

Market-capitalization indexes group together companies that are similar in size based on the number of outstanding shares times the share price, while fundamentally weighted indexes group together stocks of companies based on their financial fundamental valuation.

International / Country

International indexes group together stocks of companies that are affiliated by location outside of the U.S. or companies located with a specific country or region.

Income / Bond

Income indexes group stocks based on their type of income of securities, while bond indexes are designed to show the average performance of a group of debt securities.

This page contains advertising materials and should not be viewed as part of the Semi-Annual Report.
88

Specialty / Enhanced

Many other specialty indexes are created with specific investment management objectives or for customized purposes. These indexes can be created specifically with the intention to be used as the basis for an ETF. Investor targets can be met through an ETF where the index has the objective(s) of capital appreciation, risk control, income or diversification.

Benefits of PowerShares

PowerShares ETFs offer investors a low-cost, tax-efficient investment in a professionally crafted portfolio consisting of some of the best managed companies and most timely investments. See important risk factors in back.

Tax Advantaged Product Design

Taxes may be one of the most critical and overlooked factors in wealth creation over time. The ETF product structure defers some or possibly all capital gains until investors sell their shares.

Low Ownership Cost

ETFs provide lower ownership cost because of their efficient structure. PowerShares have established expense caps to make the cost of ownership clear and straightforward for investors. Ordinary brokerage commissions apply.

Flexibility, Transparency

PowerShares' ETFs offer flexibility as shares can be bought and sold throughout the day through exchange trading. Fund holdings are disclosed every day. Options based on the funds are available, possibly increasing financial management opportunities for advisors and their clients.

Near Instant Liquidity, Trades at or Close to NAV

PowerShares may be bought and sold on the exchange at any time during market hours. Although shares are not individually redeemable directly from the fund itself, authorized participants may acquire shares and tender shares for redemption, through creation unit aggregations. ETFs are not closed-end funds and trade at or near net asset values.

This page contains advertising materials and should not be viewed as part of the Semi-Annual Report.
89

This page intentionally left blank

This page intentionally left blank

This page intentionally left blank

PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 337-4246. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 337-4246; or (ii) accessing the Funds' Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the Commission's website at www.sec.gov. The Funds' Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

SEMI-ANNUAL REPORT

The financial statements contained herein have been created from the respective Fund's books and records without any involvement of the fund's independent registered public accounting firm.

There are risks involved in investing in ETFs, including possible loss of money. Investing in securities of small and medium sized companies involves greater risk than is customarily associated with investing in more established companies, and investments in concentrated industry sectors involve greater risks than investments that are more diversified. PowerShares ETFs are not actively managed and are subject to risks similar to stocks, including those related to short selling and margin maintenance. PowerShares ETFs are not FDIC insured, may lose value and have no bank guarantee. PowerShares is a registered trademark of PowerShares Capital Management LLC. Past performance is not a guarantee of future results.

A I M Distributors, Inc. is the distributor of the PowerShares Exchange-Traded Fund Trust.

An investor should consider each Fund's investment objective, risks, charges and expenses carefully before investing. For more complete information about PowerShares ETFs call A I M Distributors, Inc. at (800) 337-4246 or visit our website powershares.com for a prospectus. Please read the prospectus carefully before investing.

301 W. Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.powershares.com

P-PS-SAR-4

2007 Semi-Annual Report to Shareholders

31 October 2007

PowerShares Dynamic Basic Materials Sector Portfolio

PowerShares Dynamic Consumer Discretionary Sector Portfolio

PowerShares Dynamic Consumer Staples Sector Portfolio

PowerShares Dynamic Energy Sector Portfolio

PowerShares Dynamic Financial Sector Portfolio

PowerShares Dynamic Healthcare Sector Portfolio

PowerShares Dynamic Industrials Sector Portfolio

PowerShares Dynamic Technology Sector Portfolio

PowerShares Dynamic Telecommunications & Wireless Portfolio

PowerShares Dynamic Utilities Portfolio

Shareholder Letter	2

The Market Environment	3

Manager's Analysis	4

Funds' Distribution History	24

Frequency Distribution of Discounts & Premiums	26

Fees and Expenses	28

Sector Portfolios

Schedules of Investments

PowerShares Dynamic Basic Materials Sector Portfolio	30

PowerShares Dynamic Consumer Discretionary Sector Portfolio	31

PowerShares Dynamic Consumer Staples Sector Portfolio	33

PowerShares Dynamic Energy Sector Portfolio	34

PowerShares Dynamic Financial Sector Portfolio	35

PowerShares Dynamic Healthcare Sector Portfolio	36

PowerShares Dynamic Industrials Sector Portfolio	37

PowerShares Dynamic Technology Sector Portfolio	39

PowerShares Dynamic Telecommunications & Wireless Portfolio	40

PowerShares Dynamic Utilities Portfolio	41

Statements of Assets and Liabilities	42

Statements of Operations	44

Statements of Changes in Net Assets	46

Financial Highlights	50

Notes to Financial Statements	55

Supplemental Information	64

To My Fellow Investors,

It is exciting to report to you on the recent results of the growing family of PowerShares Exchange-Traded Funds and to express my gratitude for you confidence in and support of PowerShares Capital Management LLC.

PowerShares ETFs have continued to experience excellent growth over the past six months. We have added 24 new funds which are trading on US stock exchanges. Our sister company, PowerShares Capital Management – Ireland has launched 13 new funds trading on five European exchanges. This brings our total offering to 105 ETFs at year end and growing total assets under management to over $14 billion.

On behalf of PowerShares and the Board of Trustees for the PowerShares Exchange-Traded Fund Trust, I am grateful for your participation in our family of ETFs. We look forward to serving you in the future.

Highest Regards,

H. Bruce Bond

President and Chairman of the Board of Trustees
PowerShares Exchange-Traded Fund Trust

2

The Market Environment

The major U.S. markets were volatile during the six month reporting period ending October 31, 2007. The S&P 500® Index was up 5.48%, the Dow Jones Industrial Average was up 7.78% and the NASDAQ ended up 13.68%, each hitting their yearly highs during this period. The volatility in the markets was due primarily in response to the deteriorating housing market, the sub-prime crisis, declining dollar vs. major currencies, rising demand in commodities (gold hitting record highs) and the rising price of oil. With the increased volatility in the markets, growth stocks outperformed value stocks. The overall economy remained stable but consumer sentiment began to worsen as uncertainty and volatility in the markets heightened throughout the period. During the September 18th policy meeting, the Federal Reserve took aggressive steps by unanimously voting to cut both the target funds rate and overnight discount rate by 50 bps to help ease pressure on the financial markets and to shield the economy from a potential recession and turmoil caused by the uncertainty of how far reaching the sub-prime crisis would spread. The target funds rate moved from 5.25 to 4.75%, the first cut in four years, and the discount rate moved from 5.75 to 5.25%. The credit crisis, declining dollar, gold reaching new highs and oil nearing $90 per barrel, continue to put pressure on the overall economy which led to fear of inflation and whether a recession was in the near future.

3

Manager's Analysis

PowerShares Dynamic Basic Materials Sector Portfolio (ticker: PYZ)

The PowerShares Dynamic Basic Materials Sector Portfolio is based on the Dynamic Basic Materials Sector IntellidexSM Index which seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

For the six months ending October 31, 2007, the Fund has shown strong performance returning 16.01%. The portfolio outperformed the overall S&P Materials Index which had a positive return of 14.70%. Chemicals along with metals & mining led the way with the largest percent of contribution to return for the Fund. Mosaic, Monsanto, CF Industries Holdings and Terra Industries within chemicals along with Freeport-McMoRan Copper & Gold and Southern Copper in metals & mining were the largest contributors to the Fund's performance. Headwaters Inc. within construction materials and Spartech and Cabot in chemicals were the laggards during the period.

Industry Breakdown (% of the Fund's

Net Assets) as of 31 October 2007

Chemicals	56.4
Iron/Steel	14.8
Packaging & Containers	8.8
Mining	7.3
Forest Products & Paper	7.3
Micellaneous Manufacturing	1.5
Environmental Control	1.4
Metal Fabricate/Hardware	1.2
Energy-Alternate Sources	1.1
Money Market	0.1
Other	0.1

Style Allocation (%)

as of 31 October 2007

Mid-Cap Value	38.9
Small-Cap Value	21.1
Large-Cap Growth	17.8
Mid-Cap Growth	9.9
Large-Cap Value	9.6
Small-Cap Growth	2.7

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 31 October 2007

Security
Mosaic (The Co.)	3.7
Monsanto Co.	3.1
Freeport-McMoRan Copper & Gold, Inc., Class B	3.0
Southern Copper Corp.	3.0
Nucor Corp.	2.6
United States Steel Corp.	2.6
Ecolab, Inc.	2.5
Praxair, Inc.	2.5
Owens-Illinois, Inc.	2.5
Air Products & Chemicals, Inc.	2.4
Total	27.9

4

Manager's Analysis (Continued)

PowerShares Dynamic Basic Materials Sector Portfolio (ticker: PYZ)

Fund Performance History (%)  As of 31 October 2007

Index

		Avg. Ann.†	Fund Inception
	6 Month	1 Year	Avg. Ann.†	Cumulative
Dynamic Basic Materials Sector IntellidexSM Index	16.48	41.16	43.22	46.02
S&P Materials Index	14.70	34.10	36.21	38.49
Dow Jones Basic Materials Index	18.53	37.99	39.92	42.48

Fund

NAV Return	16.01	40.22	42.03	44.65
Share Price Return	15.87	40.18	42.06	44.68

Fund Inception: 12 October 2006

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 1.77%. In the Financial Highlights section of this Semi-Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.71% while the Fund's gross annualized total operating expense ratio was 1.09%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Materials Index and the Dow Jones Basic Materials Index are unmanaged indices used as measurements of changes in stock market conditions based on the average performance of approximately 29 and 90 common stocks, respectively.

† Average annualized.

5

Manager's Analysis

PowerShares Dynamic Consumer Discretionary Sector Portfolio (ticker: PEZ)

The PowerShares Dynamic Consumer Discretionary Sector Portfolio is based on the Dynamic Consumer Discretionary Sector IntellidexSM Index which seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

For the six months ended October 31, 2007 the Fund was down 4.81% relative to the S&P Consumer Discretionary Index which was down 5.19%. The Fund primarily benefited from superior stock selection. Avoiding Comcast and Home Depot and investing in DeVry, Gemstar, Blue Nile, and Tempur-Pedic boosted the Fund's relative performance.

Industry Breakdown (% of the Fund's

Net Assets) as of 31 October 2007

Retail	22.8
Apparel	11.4
Auto Parts & Equipment	10.4
Commercial Services	9.4
Media	9.2
Entertainment	4.2
Household Products/Wares	4.1
Hand/Machine Tools	4.0
Advertising	3.6
Home Furnishings	3.6
Housewares	2.7
Distribution/Wholesale	2.4
Leisure Time	2.3
Chemicals	2.2
Airlines	1.4
Electronics	1.4
Building Materials	1.3
Lodging	1.3
Textiles	1.3
Internet	0.7
Money Market	0.5
Other	(0.2)

Style Allocation (%)

as of 31 October 2007

Mid-Cap Value	38.1
Mid-Cap Growth	21.3
Small-Cap Value	18.7
Large-Cap Growth	12.8
Large-Cap Value	5.4
Small-Cap Growth	3.7

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 31 October 2007

Security
Apollo Group, Inc., Class A	3.3
Yum! Brands, Inc.	3.0
NIKE, Inc., Class B	2.8
Johnson Controls, Inc.	2.8
International Game Technology	2.8
DIRECTV Group (The), Inc.	2.7
Newell Rubbermaid, Inc.	2.7
VF Corp.	2.6
Walt Disney (The) Co.	2.5
AutoZone, Inc.	2.5
Total	27.7

6

Manager's Analysis (Continued)

PowerShares Dynamic Consumer Discretionary Sector Portfolio (ticker: PEZ)

Fund Performance History (%)  As of 31 October 2007

Index

		Avg. Ann.†	Fund Inception
	6 Month	1 Year	Avg. Ann.†	Cumulative
Dynamic Consumer Discretionary Sector IntellidexSM Index	-4.47	6.23	8.02	8.47
S&P Consumer Discretionary Index	-5.19	-0.07	1.17	1.23
Dow Jones Consumer Services Index	-2.50	3.19	4.26	4.49

Fund

NAV Return	-4.81	5.51	7.27	7.67
Share Price Return	-4.92	5.51	7.24	7.63

Fund Inception: 12 October 2006

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 1.92%. In the Financial Highlights section of this Semi-Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.74% while the Fund's gross annualized total operating expense ratio was 1.32%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Consumer Discretionary Index and the Dow Jones Consumer Services Index are unmanaged indices used as measurements of change in stock market conditions based on the average performance of approximately 88 and 250 common stocks, respectively.

† Average annualized.

7

Manager's Analysis

PowerShares Dynamic Consumer Staples Sector Portfolio (ticker: PSL)

The PowerShares Dynamic Consumer Staples Sector Portfolio is based on the Dynamic Consumer Staples Sector IntellidexSM Index which seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

For the six months ending October 31, 2007, the Fund had a positive performance of 1.13% for the period. Since the Fund's inception in October 12, 2006, it has a cumulative return of 13.96%. The portfolio underperformed the S&P Consumer Staples Index which returned 6.03% for the period. Beverages and household products led the way with the largest percent of contribution to return. Hansen Natural, PepsiAmericas Inc. and Coca-Cola were the leaders in beverages while Fresh Del Monte Produce was the leader in food products. Seaboard, Dean Foods and Tyson Foods, all food product companies, were the laggards and contributed negatively to the Fund's performance.

Industry Breakdown (% of the Fund's

Net Assets) as of 31 October 2007

Food	36.4
Beverages	17.5
Retail	11.3
Cosmetics/Personal Care	11.0
Agriculture	10.7
Household Products/Wares	7.9
Phamaceuticals	2.7
Electrical Components & Equipment	1.3
Miscellaneous Manufacturing	1.3
Other	(0.1)

Style Allocation (%)

as of 31 October 2007

Mid-Cap Value	29.7
Large-Cap Value	25.0
Small-Cap Value	21.4
Large-Cap Growth	15.0
Mid-Cap Growth	4.6
Small-Cap Growth	4.3

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 31 October 2007

Security
Colgate-Palmolive Co.	2.7
Coca-Cola (The) Co.	2.7
Kroger (The) Co.	2.6
Costco Wholesale Corp.	2.6
PepsiCo, Inc.	2.6
Procter & Gamble (The) Co.	2.5
Wm. Wrigley Jr. Co.	2.5
Altria Group, Inc.	2.5
Anheuser-Busch Cos., Inc.	2.5
Wal-Mart Stores, Inc.	2.5
Total	25.7

8

Manager's Analysis (Continued)

PowerShares Dynamic Consumer Staples Sector Portfolio (ticker: PSL)

Fund Performance History (%)  As of 31 October 2007

Index

		Avg. Ann.†	Fund Inception
	6 Month	1 Year	Avg. Ann.†	Cumulative
Dynamic Consumer Staples Sector IntellidexSM Index	1.52	13.95	14.01	14.82
S&P Consumer Staples Index	6.03	13.65	15.15	16.03
Dow Jones Consumer Goods Index	4.01	12.18	13.49	14.26

Fund

NAV Return	1.13	13.11	13.23	13.96
Share Price Return	1.02	13.18	13.17	13.90

Fund Inception: 12 October 2006

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 2.01%. In the Financial Highlights section of this Semi-Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.73% while the Fund's gross annualized total operating expense ratio was 1.27%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Consumer Staples Index and the Dow Jones Consumer Goods Index are unmanaged indices used as measurements of change in stock market conditions based on the average performance of approximately 39 and 160 common stocks, respectively.

† Average annualized.

9

Manager's Analysis

PowerShares Dynamic Energy Sector Portfolio (ticker: PXI)

The PowerShares Dynamic Energy Sector Portfolio is based on the Dynamic Energy Sector IntellidexSM Index which seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

For the six months ended October 31, 2007 the Fund was up 13.04% relative to the S&P Energy Index which was up 21.06%. The Fund was hurt by overweighting mid and small cap which lagged the larger energy companies. The Fund allocated 20% between gas utilities and multi-utilities which have trailed other energy companies. Oil, gas and consumable fuels were the best performing companies for the period contributing over 9% to the Fund's return.

Industry Breakdown (% of the Fund's

Net Assets) as of 31 October 2007

Oil & Gas	61.3
Oil & Gas Services	18.1
Gas	5.2
Coal	4.9
Transportation	3.6
Pipelines	2.5
Energy-Alternate Sources	1.5
Retail	1.4
Electric	1.3
Money Market	0.1
Other	0.1

Style Allocation (%)

as of 31 October 2007

Mid-Cap Value	27.5
Large-Cap Value	26.5
Mid-Cap Growth	19.8
Small-Cap Value	19.1
Small-Cap Growth	4.7
Large-Cap Growth	2.4

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 31 October 2007

Security
Apache Corp.	3.0
EOG Resources, Inc.	3.0
Noble Energy, Inc.	2.9
Devon Energy Corp.	2.8
XTO Energy, Inc.	2.8
Occidental Petroleum Corp.	2.7
Murphy Oil Corp.	2.7
Cameron International Corp.	2.7
Hess Corp.	2.6
Marathon Oil Corp.	2.5
Total	27.7

10

Manager's Analysis (Continued)

PowerShares Dynamic Energy Sector Portfolio (ticker: PXI)

Fund Performance History (%)  As of 31 October 2007

Index

		Avg. Ann.†	Fund Inception
	6 Month	1 Year	Avg. Ann.†	Cumulative
Dynamic Energy Sector IntellidexSM Index	13.49	33.29	38.49	40.93
S&P Energy Index	21.06	38.36	42.77	45.53
Dow Jones Oil & Gas Index	19.85	37.28	41.89	44.58

Fund

NAV Return	13.04	32.38	37.62	39.92
Share Price Return	12.83	32.47	37.52	39.82

Fund Inception: 12 October 2006

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 1.60%. In the Financial Highlights section of this Semi-Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.72% while the Fund's gross annualized total operating expense ratio was 1.06%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Energy Index and the Dow Jones Oil & Gas Index are unmanaged indices used as measurements of change in stock market conditions based on the average performance of approximately 34 and 70 common stocks, respectively.

† Average annualized.

11

Manager's Analysis

PowerShares Dynamic Financial Sector Portfolio (ticker: PFI)

The PowerShares Dynamic Financial Sector Portfolio is based on the Dynamic Financial Sector IntellidexSM Index which seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

For the six months ended October 31, 2007 the Fund was down 1.17%. This compares very favorably with the S&P Financials Index which dropped 7.81% during this period. The Fund benefited by avoiding commercial banks, diversified financials, and thrifts which were hit hardest during the subprime meltdown. The Fund was overweight insurance which has held up better during this period. The Fund also benefited through superior stock selection by completely avoiding some of the worst affected companies such as Citigroup, Countrywide Financial and Washington Mutual.

Industry Breakdown (% of the Fund's

Net Assets) as of 31 October 2007

Insurance	80.1
Diversified Financial Services	10.8
Banks	7.0
Software	1.6
Money Market	0.4
Other	0.1

Style Allocation (%)

as of 31 October 2007

Mid-Cap Value	38.4
Large-Cap Value	30.2
Small-Cap Value	21.4
Large-Cap Growth	5.4
Mid-Cap Growth	4.6

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 31 October 2007

Security
State Street Corp.	3.1
Principal Financial Group, Inc.	2.9
AFLAC, Inc.	2.8
Hartford Financial Services Group (The), Inc.	2.6
Prudential Financial, Inc.	2.5
MetLife, Inc.	2.5
ACE Ltd. (Cayman Islands)	2.5
AON Corp.	2.5
Loews Corp.	2.5
Chubb (The) Corp.	2.5
Total	26.4

12

Manager's Analysis (Continued)

PowerShares Dynamic Financial Sector Portfolio (ticker: PFI)

Fund Performance History (%)  As of 31 October 2007

Index

		Avg. Ann.†	Fund Inception
	6 Month	1 Year	Avg. Ann.†	Cumulative
Dynamic Financial Sector IntellidexSM Index	-0.71	5.96	5.03	5.31
S&P Financials Index	-7.81	-2.53	-2.11	-2.22
Dow Jones Financials Index	-8.78	-5.13	-4.61	-4.85

Fund

NAV Return	-1.17	5.15	4.26	4.49
Share Price Return	-1.30	5.24	4.26	4.49

Fund Inception: 12 October 2006

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 1.85%. In the Financial Highlights section of this Semi-Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.85% while the Fund's gross annualized total operating expense ratio was 2.08%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Financials Index and the Dow Jones Financials Index are unmanaged indices used as measurements of change in stock market conditions based on the average performance of approximately 93 and 300 common stocks, respectively.

† Average annualized.

13

Manager's Analysis

PowerShares Dynamic Healthcare Sector Portfolio (ticker: PTH)

The PowerShares Dynamic Healthcare Sector Portfolio is based on the Dynamic Healthcare Sector IntellidexSM Index which seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

For the six months ending October 31, 2007, the Fund returned 4.34% compared with the S&P Health Care Index which returned 0.91%. The two industries which led the way were health care equipment & supplies and life sciences tools & services. Dade Behring Holdings, Meridian Bioscience and Waters Corporation were the largest contributors to performance for the Fund. Pharmaceuticals were the lone industry with negative performance with King Pharmaceuticals, Mylan and Endo Pharmaceuticals Holdings being the laggards.

Industry Breakdown (% of the Fund's

Net Assets) as of 31 October 2007

Healthcare-Products	28.7
Healthcare-Services	26.6
Pharmaceuticals	23.3
Electronics	6.1
Commercial Services	5.6
Biotechnology	4.5
Software	2.8
Insurance	2.4
Other	(0.0)

Style Allocation (%)

as of 31 October 2007

Mid-Cap Growth	32.5
Large-Cap Growth	19.9
Small-Cap Growth	16.0
Large-Cap Value	12.3
Mid-Cap Value	11.1
Small-Cap Value	8.2

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 31 October 2007

Security
Merck & Co., Inc.	2.8
McKesson Corp.	2.8
Express Scripts, Inc.	2.8
Medco Health Solutions, Inc.	2.6
Aetna, Inc.	2.6
Baxter International, Inc.	2.6
Becton, Dickinson & Co.	2.6
Coventry Health Care, Inc.	2.5
Bristol-Myers Squibb Co.	2.5
CIGNA Corp.	2.4
Total	26.2

14

Manager's Analysis (Continued)

PowerShares Dynamic Healthcare Sector Portfolio (ticker: PTH)

Fund Performance History (%)  As of 31 October 2007

Index

		Avg. Ann.†	Fund Inception
	6 Month	1 Year	Avg. Ann.†	Cumulative
Dynamic Healthcare Sector IntellidexSM Index	4.71	19.99	19.07	20.19
S&P Health Care Index	0.91	10.27	10.01	10.58
Dow Jones Healthcare Index	1.29	9.37	9.08	9.59

Fund

NAV Return	4.34	19.13	18.24	19.27
Share Price Return	4.25	19.21	18.18	19.21

Fund Inception: 12 October 2006

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 1.59%. In the Financial Highlights section of this Semi-Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.68% while the Fund's gross annualized total operating expense ratio was 0.77%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Health Care Index and the Dow Jones Healthcare Index are unmanaged indices used as measurements of change in stock market conditions based on the average performance of approximately 51 and 180 common stocks, respectively.

† Average annualized.

15

Manager's Analysis

PowerShares Dynamic Industrials Sector Portfolio (ticker: PRN)

The PowerShares Dynamic Industrials Sector Portfolio is based on the Dynamic Industrials Sector IntellidexSM Index which seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

For the six months ended October 31, 2007, the Fund was up 10.37% matching the S&P Industrials return of 10.32%. Machinery and aerospace & defense companies were the largest contributors to the Fund's performance. McDermott International was the largest single stock contributor returning 84.50% and contributing 1.28% to the Fund's overall performance.

Industry Breakdown (% of the Fund's

Net Assets) as of 31 October 2007

Miscellaneous Manufacturing	19.0
Machinery-Diversified	16.0
Commercial Services	14.2
Aerospace/Defense	9.3
Electronical Components & Equipment	8.0
Environmental Control	7.7
Engineering & Construction	4.3
Transportation	3.8
Retail	2.9
Electronics	2.8
Hand/Machine Tools	2.8
Metal Fabricate/Hardware	2.7
Distribution/Wholesale	2.4
Computers	1.6
Building Materials	1.4
Housewares	1.2
Money Market	0.1
Other	(0.2)

Style Allocation (%)

as of 31 October 2007

Mid-Cap Value	33.6
Mid-Cap Growth	25.3
Small-Cap Value	20.1
Large-Cap Value	10.0
Small-Cap Growth	8.5
Large-Cap Growth	2.5

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 31 October 2007

Security
Fluor Corp.	3.1
Deere & Co.	2.9
Parker Hannifin Corp.	2.8
L-3 Communications Holdings, Inc.	2.8
Lockheed Martin Corp.	2.8
Republic Services, Inc.	2.8
Rockwell Collins, Inc.	2.7
Manpower, Inc.	2.7
Emerson Electric Co.	2.7
Cooper Industries Ltd.	2.6
Total	27.9

16

Manager's Analysis (Continued)

PowerShares Dynamic Industrials Sector Portfolio (ticker: PRN)

Fund Performance History (%)  As of 31 October 2007

Index

		Avg. Ann.†	Fund Inception
	6 Month	1 Year	Avg. Ann.†	Cumulative
Dynamic Industrials Sector IntellidexSM Index	10.75	27.53	25.48	27.02
S&P Industrials Index	10.32	20.91	18.31	19.38
Dow Jones Industrials Index	9.17	20.90	19.05	20.17

Fund

NAV Return	10.37	26.68	24.69	26.13
Share Price Return	10.21	26.74	24.61	26.05

Fund Inception: 12 October 2006

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 1.55%. In the Financial Highlights section of this Semi-Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.70% while the Fund's gross annualized total operating expense ratio was 0.88%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Industrials Index and the Dow Jones Industrials Index are unmanaged indices used as measurements of change in stock market conditions based on the average performance of approximately 56 and 270 common stocks, respectively.

† Average annualized.

17

Manager's Analysis

PowerShares Dynamic Technology Sector Portfolio (ticker: PTF)

The PowerShares Dynamic Technology Sector Portfolio is based on the Dynamic Technology Sector IntellidexSM Index which seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

For the six months ending October 31, 2007, the portfolio returned 4.39% relative to the S&P Information Technology Index which returned 19.24%. Software, computer & peripherals and communications equipment industries were the strongest industries. BEA Systems, within software, and Apple and NCR Corporate, within computers & peripherals along with Avaya in communications equipment were the largest contributors to performance for the period. Electronic Data Systems in IT services, InterDigital in communications equipment and Lexmark International in computers & peripherals industries contributed negatively to the Fund's performance.

Industry Breakdown (% of the Fund's

Net Assets) as of 31 October 2007

Software	21.9
Electronics	17.8
Computers	16.0
Telecommunications	12.4
Internet	11.9
Semiconductors	10.8
Commercial Services	6.5
Retail	1.5
Engineering & Construction	1.2
Other	(0.0)

Style Allocation (%)

as of 31 October 2007

Mid-Cap Growth	30.1
Small-Cap Value	19.6
Mid-Cap Value	16.9
Small-Cap Growth	16.6
Large-Cap Growth	14.5
Large-Cap Value	2.3

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 31 October 2007

Security
Amphenol Corp., Class A	2.9
MEMC Electronic Materials, Inc.	2.8
NCR Corp.	2.7
McAfee, Inc.	2.7
BMC Software, Inc.	2.6
Oracle Corp.	2.6
eBay, Inc.	2.5
Autodesk, Inc.	2.5
CA, Inc.	2.5
Hewlett-Packard Co.	2.4
Total	26.2

18

Manager's Analysis (Continued)

PowerShares Dynamic Technology Sector Portfolio (ticker: PTF)

Fund Performance History (%)  As of 31 October 2007

Index

		Avg. Ann.†	Fund Inception
	6 Month	1 Year	Avg. Ann.†	Cumulative
Dynamic Technology Sector IntellidexSM Index	4.75	14.39	13.51	14.29
S&P Information Technology Index	19.24	26.90	26.22	27.81
Dow Jones Technology Index	18.67	26.38	25.20	26.72

Fund

NAV Return	4.39	13.60	12.76	13.47
Share Price Return	4.36	13.78	12.80	13.51

Fund Inception: 12 October 2006

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 1.65%. In the Financial Highlights section of this Semi-Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.71% while the Fund's gross annualized total operating expense ratio was 1.02%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Information Technology Index and the Dow Jones Technology Index are unmanaged indices used as measurements of change in stock market conditions based on the average performance of approximately 70 and 252 common stocks, respectively.

† Average annualized.

19

Manager's Analysis

PowerShares Dynamic Telecommunications & Wireless Portfolio (ticker: PTE)

The PowerShares Dynamic Telecommunications & Wireless Portfolio is based on the Dynamic Telecommunications & Wireless IntellidexSM Index which seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

For the six months ending October 31, 2007, the portfolio has returned 7.67% benefiting from strong returns in Cisco Systems, Comtech Telecommunications and Avaya in the communications equipment industry along with Syniverse holdings in wireless telecommunication services. Garmin Ltd. was the largest contributor to performance up 85.95% for the period. The stock which hurt the Fund's performance the greatest was Qwest Communication International with diversified telecommunications services. Convergys and CSG Systems International within IT services and Charter Communications and RCN Corporation within media were among the laggards contributing negatively to the Fund's performance.

Industry Breakdown (% of the Fund's

Net Assets) as of 31 October 2007

Telecommunications	70.1
Media	12.1
Electronics	8.3
Internet	3.2
Commercial Services	2.9
Software	2.4
Money Market	1.0
Other	(0.0)

Style Allocation (%)

as of 31 October 2007

Small-Cap Value	22.3
Large-Cap Growth	20.9
Large-Cap Value	18.8
Small-Cap Growth	14.1
Mid-Cap Value	12.6
Mid-Cap Growth	11.3

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 31 October 2007

Security
DIRECTV Group (The), Inc.	5.5
Verizon Communications, Inc.	5.4
Garmin Ltd. (Cayman Islands)	5.2
AT&T, Inc.	5.1
Cisco Systems, Inc.	5.1
Liberty Global, Inc., Series A	4.7
Sprint Nextel Corp.	4.4
Qwest Communications International, Inc.	3.9
Comtech Telecommunications Corp.	3.4
United Online, Inc.	3.3
Total	46.0

20

Manager's Analysis (Continued)

PowerShares Dynamic Telecommunications & Wireless Portfolio (ticker: PTE)

Fund Performance History (%)  As of 31 October 2007

Index

		Avg. Ann.†	Fund Inception
	6 Month	1 Year	Avg. Ann.†	Cumulative
Dynamic Telecommunications and Wireless IntellidexSM Index	8.02	17.50	22.30	46.82
S&P Information Technology Index	19.24	26.90	14.47	29.41
Russell 3000® Index	5.17	14.53	13.25	26.78

Fund

NAV Return	7.67	16.80	21.27	44.29
Share Price Return	7.38	16.11	21.14	43.99

Fund Inception: 6 December 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 1.06%. In the Financial Highlights section of this Semi-Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.63% while the Fund's gross annualized total operating expense ratio was 0.94%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Information Technology Index and the Russell 3000® Index are unmanaged indices used as measurements of change in stock market conditions based on the average performance of 70 and 2,918 common stocks, respectively.

† Average annualized.

21

Manager's Analysis

PowerShares Dynamic Utilities Portfolio (ticker: PUI)

The PowerShares Dynamic Utilities Portfolio is based on the Dynamic Utilities IntellidexSM Index which seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

For the six months ending October 31, 2007, the portfolio has returned a -1.15% relative to the S&P Utilities Index which returned 3.97% for the period. Electric utilities and commercial services & supplies contributed the largest percent of the return. Gas utilities and independent power producers & energy traders were the laggards for the period.

PPL Corp. and Edison International were the top performing electric utilities within the portfolio while Public Service Enterprise Group and Energy East within multi-utilities added positively to the Fund's performance. Southeast Gas within gas utilities and AES Corporation within independent power producers & energy traders were companies causing a large drag on performance. Nisource and CenterPoint Energy within multi-utilities also contributed negatively during the period.

Industry Breakdown (% of the Fund's

Net Assets) as of 31 October 2007

Electric	73.0
Gas	20.9
Energy-Alternate Sources	3.0
Pipelines	2.7
Other	0.4

Style Allocation (%)

as of 31 October 2007

Large-Cap Value	30.4
Mid-Cap Value	29.2
Small-Cap Value	21.0
Large-Cap Growth	10.4
Mid-Cap Growth	9.0

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 31 October 2007

Security
Entergy Corp.	5.4
Constellation Energy Group, Inc.	5.2
FirstEnergy Corp.	5.2
Public Service Enterprise Group, Inc.	5.2
Edison International	5.1
PG&E Corp.	5.0
PPL Corp.	4.9
Duke Energy Corp.	4.8
Covanta Holding Corp.	3.0
NRG Energy, Inc.	3.0
Total	46.8

22

Manager's Analysis (Continued)

PowerShares Dynamic Utilities Portfolio (ticker: PUI)

Fund Performance History (%)  As of 31 October 2007

Index

		Avg. Ann.†	Fund Inception
	6 Month	1 Year	Avg. Ann.†	Cumulative
Dynamic Utilities IntellidexSM Index	-0.84	10.65	17.62	38.79
S&P Utilities Index	3.97	22.61	21.34	47.78
Russell 3000® Index	5.17	14.53	16.05	35.06

Fund

NAV Return	-1.15	10.00	16.89	36.94
Share Price Return	-1.25	9.95	16.90	36.96

Fund Inception: 26 October 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 0.87%. In the Financial Highlights section of this Semi-Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.63% while the Fund's gross annualized total operating expense ratio was 0.86%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The Index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Utilities Index and the Russell 3000® Index are unmanaged indices used as measurements of change in stock market conditions based on the average performance of 31 and 2,918 common stocks, respectively.

† Average annualized.

23

Funds' Distribution History (Unaudited)

	Ex-Dividend	10/15/07	09/21/07	09/14/07	08/15/07	07/13/07	06/15/07	05/15/07
	Record	10/17/07	09/25/07	09/18/07	08/17/07	07/17/07	06/19/07	05/17/07
	Payable	10/31/07	09/28/07	09/28/07	08/31/07	07/31/07	06/29/07	05/31/07
Fund	Ticker
PowerShares Dynamic Basic Materials Sector Portfolio	PYZ	—	0.07226	—	—	—	0.06573	—
PowerShares Dynamic Consumer Discretionary Sector Portfolio	PEZ	—	—	—	—	—	0.08893	—
PowerShares Dynamic Consumer Staples Sector Portfolio	PSL	—	0.07164	—	—	—	0.24346	—
PowerShares Dynamic Energy Sector Portfolio	PXI	—	0.04850	—	—	—	0.02896	—
PowerShares Dynamic Financial Sector Portfolio	PFI	—	0.09995	—	—	—	0.08027	—
PowerShares Dynamic Healthcare Sector Portfolio	PTH	—	—	—	—	—	—	—
PowerShares Dynamic Industrials Sector Portfolio	PRN	—	0.01726	—	—	—	0.02460	—
PowerShares Dynamic Technology Sector Portfolio	PTF	—	—	—	—	—	—	—
PowerShares Dynamic Telecommunications & Wireless Portfolio	PTE	—	0.03843	—	—	—	0.05650	—
PowerShares Dynamic Utilities Portfolio	PUI	—	0.09948	—	—	—	0.11750	—
	Ex-Dividend							09/15/06
	Record							09/16/06
	Payable							09/29/06
Fund	Ticker
PowerShares Dynamic Basic Materials Sector Portfolio	PYZ							—
PowerShares Dynamic Consumer Discretionary Sector Portfolio	PEZ							—
PowerShares Dynamic Consumer Staples Sector Portfolio	PSL							—
PowerShares Dynamic Energy Sector Portfolio	PXI							—
PowerShares Dynamic Financial Sector Portfolio	PFI							—
PowerShares Dynamic Healthcare Sector Portfolio	PTH							—
PowerShares Dynamic Industrials Sector Portfolio	PRN							—
PowerShares Dynamic Technology Sector Portfolio	PTF							—
PowerShares Dynamic Telecommunications & Wireless Portfolio	PTE							0.03081
PowerShares Dynamic Utilities Portfolio	PUI							0.06053

24

	04/13/07	03/16/07	03/15/07	02/15/07	01/12/07	12/15/06	11/15/06	10/13/06
	04/17/07	03/20/07	03/20/07	02/20/07	01/16/07	12/19/06	11/17/06	10/17/06
	04/30/07	03/30/07	03/30/07	02/28/07	01/31/07	12/29/06	11/30/06	10/31/06
Fund
PowerShares Dynamic Basic Materials Sector Portfolio	—	0.03850	—	—	—	0.15875	—	—
PowerShares Dynamic Consumer Discretionary Sector Portfolio	—	—	—	—	—	0.16398	—	—
PowerShares Dynamic Consumer Staples Sector Portfolio	—	0.03510	—	—	—	0.23925	—	—
PowerShares Dynamic Energy Sector Portfolio	—	0.00830	—	—	—	0.02386	—	—
PowerShares Dynamic Financial Sector Portfolio	—	0.01860	—	—	—	0.06758	—	—
PowerShares Dynamic Healthcare Sector Portfolio	—	—	—	—	—	—	—	—
PowerShares Dynamic Industrials Sector Portfolio	—	0.03620	—	—	—	0.01397	—	—
PowerShares Dynamic Technology Sector Portfolio	—	—	—	—	—	—	—	—
PowerShares Dynamic Telecommunications & Wireless Portfolio	—	—	—	—	—	0.14163	—	—
PowerShares Dynamic Utilities Portfolio	—	0.08250	—	—	—	0.13668	—	—
	08/15/06	07/14/06	06/16/06	06/15/06	05/15/06	03/17/06	12/30/05	12/16/05
	08/17/06	07/18/06	06/20/06	06/19/06	05/17/06	03/21/06	01/04/06	12/20/05
	08/31/06	07/31/06	06/30/06	06/30/06	05/31/06	03/30/06	01/31/06	12/30/05
Fund
PowerShares Dynamic Basic Materials Sector Portfolio	—	—	—	—	—	—	—	—
PowerShares Dynamic Consumer Discretionary Sector Portfolio	—	—	—	—	—	—	—	—
PowerShares Dynamic Consumer Staples Sector Portfolio	—	—	—	—	—	—	—	—
PowerShares Dynamic Energy Sector Portfolio	—	—	—	—	—	—	—	—
PowerShares Dynamic Financial Sector Portfolio	—	—	—	—	—	—	—	—
PowerShares Dynamic Healthcare Sector Portfolio	—	—	—	—	—	—	—	—
PowerShares Dynamic Industrials Sector Portfolio	—	—	—	—	—	—	—	—
PowerShares Dynamic Technology Sector Portfolio	—	—	—	—	—	—	—	—
PowerShares Dynamic Telecommunications & Wireless Portfolio	—	—	0.03188	—	—	0.03180	—	0.00158
PowerShares Dynamic Utilities Portfolio	—	—	0.10547	—	—	0.07089	—	0.11650

25

Frequency Distribution of Discounts & Premiums (Unaudited)

Since Inception through October 31, 2007

				Closing Price Above NAV
Ticker	Fund Name	Inception	Days	0-24 Basis Points	25-49 Basis Points	50-99 Basis Points	100-149 Basis Points	150-199 Basis Points	200+ Basis Points
PYZ	PowerShares Dynamic Basic Materials Sector Portfolio	10/12/06	265	111	4	—	—	—	—
PEZ	PowerShares Dynamic Consumer Discretionary Sector Portfolio	10/12/06	265	104	10	—	—	—	—
PSL	PowerShares Dynamic Consumer Staples Sector Portfolio	10/12/06	265	93	6	2	—	—	—
PXI	PowerShares Dynamic Energy Sector Portfolio	10/12/06	265	84	3	1	—	—	—
PFI	PowerShares Dynamic Financial Sector Portfolio	10/12/06	265	94	5	—	—	—	—
PTH	PowerShares Dynamic Healthcare Sector Portfolio	10/12/06	265	90	5	7	—	—	—
PRN	PowerShares Dynamic Industrials Sector Portfolio	10/12/06	265	127	3	2	—	—	—
PTF	PowerShares Dynamic Technology Sector Portfolio	10/12/06	265	91	43	8	—	—	—
PTE	PowerShares Dynamic Telecommunications & Wireless Portfolio	12/06/05	479	191	27	6	1	—	—
PUI	PowerShares Dynamic Utilities Portfolio	10/26/05	507	193	9	2	—	—	—

26

	Closing Price Below NAV
Ticker	-0-24 Basis Points	-25-49 Basis Points	-50-99 Basis Points	-100-149 Basis Points	-150-199 Basis Points	-200+ Basis Points
PYZ	149	1	—	—	—	—
PEZ	148	3	—	—	—	—
PSL	162	2	—	—	—	—
PXI	177	—	—	—	—	—
PFI	164	2	—	—	—	—
PTH	161	2	—	—	—	—
PRN	131	2	—	—	—	—
PTF	120	3	—	—	—	—
PTE	242	10	2	—	—	—
PUI	297	6	—	—	—	—

27

Fees and Expenses (Unaudited)

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2007.

Actual Expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Dynamic Basic Materials Sector Portfolio Actual	$1,000.00	$1,160.15	0.71%	$3.86
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	0.71%	$3.61
PowerShares Dynamic Consumer Discretionary Sector Portfolio Actual	$1,000.00	$951.86	0.74%	$3.63
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.74%	$3.76
PowerShares Dynamic Consumer Staples Sector Portfolio Actual	$1,000.00	$1,011.25	0.73%	$3.69
Hypothetical (5% return before expenses)	$1,000.00	$1,021.47	0.73%	$3.71

28

Fees and Expenses (Unaudited) (Continued)

	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Dynamic Energy Sector Portfolio Actual	$1,000.00	$1,130.42	0.72%	$3.86
Hypothetical (5% return before expenses)	$1,000.00	$1,021.52	0.72%	$3.66
PowerShares Dynamic Financial Sector Portfolio Actual	$1,000.00	$988.32	0.85%	$4.25
Hypothetical (5% return before expenses)	$1,000.00	$1,020.86	0.85%	$4.32
PowerShares Dynamic Healthcare Sector Portfolio Actual	$1,000.00	$1,043.36	0.68%	$3.49
Hypothetical (5% return before expenses)	$1,000.00	$1,021.72	0.68%	$3.46
PowerShares Dynamic Industrials Sector Portfolio Actual	$1,000.00	$1,103.70	0.70%	$3.70
Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	0.70%	$3.56
PowerShares Dynamic Technology Sector Portfolio Actual	$1,000.00	$1,043.95	0.71%	$3.65
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	0.71%	$3.61
PowerShares Dynamic Telecommunications & Wireless Portfolio Actual	$1,000.00	$1,076.69	0.63%	$3.29
Hypothetical (5% return before expenses)	$1,000.00	$1,021.97	0.63%	$3.20
PowerShares Dynamic Utilities Portfolio Actual	$1,000.00	$988.46	0.63%	$3.15
Hypothetical (5% return before expenses)	$1,000.00	$1,021.97	0.63%	$3.20

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended October 31, 2007. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 184 and then dividing the result by 366.

29

Schedule of Investments

PowerShares Dynamic Basic Materials Sector Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks—99.8%
	Chemicals—56.4%
22,803	A. Schulman, Inc.	$538,379
10,004	Air Products & Chemicals, Inc.	978,891
12,137	Albemarle Corp.	579,663
11,339	Arch Chemicals, Inc.	517,285
8,215	Ashland, Inc.	482,385
12,176	Cabot Corp.	426,282
13,674	Celanese Corp., Series A	573,761
7,756	CF Industries Holdings, Inc.	681,752
7,398	Cytec Industries, Inc.	493,521
21,124	Dow Chemical (The) Co.	951,425
18,472	E.I. du Pont de Nemours & Co.	914,549
7,357	Eastman Chemical Co.	489,903
21,616	Ecolab, Inc.	1,019,627
10,914	FMC Corp.	627,555
18,253	H.B. Fuller Co.	537,186
23,592	Hercules, Inc.	443,766
19,774	Innospec, Inc.	420,988
7,726	Lubrizol Corp.	524,441
19,424	Lyondell Chemical Co.	921,669
7,453	Minerals Technologies, Inc.	523,350
12,912	Monsanto Co.	1,260,599
21,430	Mosaic (The) Co.*	1,495,814
22,910	Olin Corp.	521,890
9,944	OM Group, Inc.*	526,833
12,276	PPG Industries, Inc.	917,508
11,902	Praxair, Inc.	1,017,383
15,326	Rockwood Holdings, Inc.*	599,093
21,695	RPM International, Inc.	464,924
18,131	Sensient Technologies Corp.	541,936
10,965	Sigma-Aldrich Corp.	566,562
22,677	Spartech Corp.	348,545
18,914	Terra Industries, Inc.*	697,737
18,213	Valspar (The) Corp.	455,871
21,987	W.R. Grace & Co.*	650,815
		22,711,888
	Energy - Alternate Sources—1.1%
29,732	Headwaters, Inc.*	426,654
	Environmental Control—1.4%
10,471	Metal Management, Inc.	550,460
	Forest Products & Paper—7.3%
31,547	Buckeye Technologies, Inc.*	565,322
25,648	International Paper Co.	947,951
16,943	Rock-Tenn Co., Class A	494,058
8,917	Temple-Inland, Inc.	478,575
43,739	Wausau Paper Corp.	437,827
		2,923,733
	Iron/Steel—14.8%
12,280	AK Steel Holding Corp.*	615,596

Number of Shares		Value
	Common Stocks (Continued)
9,060	Allegheny Technologies, Inc.	$925,660
6,441	Cleveland-Cliffs, Inc.	616,082
17,023	Nucor Corp.	1,055,767
9,274	Reliance Steel & Aluminum Co.	541,138
8,407	Schnitzer Steel Industries, Inc., Class A	555,450
11,322	Steel Dynamics, Inc.	602,557
9,531	United States Steel Corp.	1,028,395
		5,940,645
	Metal Fabricate/Hardware—1.2%
11,341	Quanex Corp.	467,136
	Mining—7.3%
10,300	Freeport-McMoRan Copper & Gold, Inc., Class B	1,212,103
8,555	Southern Copper Corp.	1,195,134
15,668	Titanium Metals Corp.*	551,514
		2,958,751
	Miscellaneous Manufacturing—1.5%
13,520	AptarGroup, Inc.	604,344
	Packaging & Containers—8.8%
9,377	Ball Corp.	464,912
20,450	Crown Holdings, Inc.*	507,160
22,390	Owens-Illinois, Inc.*	994,563
18,855	Packaging Corp. of America	600,343
18,570	Sealed Air Corp.	462,950
9,615	Silgan Holdings, Inc.	524,691
		3,554,619
	Total Common Stocks (Cost $35,363,666)	40,138,230
	Money Market Fund—0.1%
44,890	Liquid Assets Portfolio Private Class** (Cost $44,890)	44,890
	Total Investments (Cost $35,408,556)—99.9%	40,183,120
	Other assets less liabilities—0.1%	42,642
	Net Assets—100.0%	$40,225,762

*  Non-income producing security.

**  Affiliated investment.

See Notes to Financial Statements.

30

Schedule of Investments

PowerShares Dynamic Consumer Discretionary Sector Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks—99.7%
	Advertising—3.6%
2,293	Getty Images, Inc.*	$64,777
2,574	Omnicom Group, Inc.	131,223
		196,000
	Airlines—1.4%
2,148	Continental Airlines, Inc., Class B*	73,784
	Apparel—11.4%
2,940	Coach, Inc.*	107,486
2,383	Hanesbrands, Inc.*	73,968
2,323	NIKE, Inc., Class B	153,921
1,227	Phillips-Van Heusen Corp.	58,651
1,643	VF Corp.	143,155
2,049	Warnaco Group (The), Inc.*	83,374
		620,555
	Auto Parts & Equipment—10.4%
2,387	Aftermarket Technology Corp.*	82,399
3,063	American Axle & Manufacturing Holdings, Inc.	84,110
845	BorgWarner, Inc.	89,325
3,472	Johnson Controls, Inc.	151,796
2,447	Lear Corp.*	86,942
2,251	Tenneco, Inc.*	68,903
		563,475
	Building Materials—1.3%
1,820	Drew Industries, Inc.*	72,036
	Chemicals—2.2%
1,896	Sherwin-Williams (The) Co.	121,192
	Commercial Services—9.4%
2,791	Aaron Rents, Inc.	59,113
2,234	Apollo Group, Inc., Class A*	177,067
2,071	DeVry, Inc.	113,263
651	ITT Educational Services, Inc.*	82,801
1,294	Pre-Paid Legal Services, Inc.	77,122
		509,366
	Distribution/Wholesale—2.4%
2,636	Genuine Parts Co.	129,349
	Electronics—1.4%
3,567	Gentex Corp.	74,122
	Entertainment—4.2%
2,316	DreamWorks Animation SKG, Inc., Class A*	75,409
3,434	International Game Technology	149,757
		225,166
	Hand/Machine Tools—4.0%
823	Black & Decker (The) Corp.	73,996
1,460	Snap-On, Inc.	72,869

Number of Shares		Value
	Common Stocks (Continued)
1,260	Stanley Works (The)	$72,513
		219,378
	Home Furnishings—3.6%
2,475	Tempur-Pedic International, Inc.	89,100
1,359	Whirlpool Corp.	107,606
		196,706
	Household Products/Wares—4.1%
2,887	American Greetings Corp., Class A	76,044
3,195	Blyth, Inc.	60,993
2,322	Tupperware Brands Corp.	83,823
		220,860
	Housewares—2.7%
5,080	Newell Rubbermaid, Inc.	148,133
	Internet—0.7%
1,315	NutriSystem, Inc.*	39,582
	Leisure Time—2.3%
2,434	Harley-Davidson, Inc.	125,351
	Lodging—1.3%
1,748	Boyd Gaming Corp.	73,101
	Media—9.2%
25,698	Charter Communications, Inc., Class A*	53,195
5,613	DIRECTV Group (The), Inc.*	148,632
11,712	Gemstar-TV Guide International, Inc.*	80,696
1,277	Meredith Corp.	79,493
3,901	Walt Disney (The) Co.	135,092
		497,108
	Retail—22.8%
2,011	Advance Auto Parts, Inc.	68,615
3,766	AutoNation, Inc.*	66,621
1,082	AutoZone, Inc.*	134,611
2,400	Big Lots, Inc.*	57,552
2,143	Bob Evans Farms, Inc.	60,390
2,477	Brinker International, Inc.	62,891
3,012	Burger King Holdings, Inc.	79,637
3,249	Conn's, Inc.*	83,077
1,717	Darden Restaurants, Inc.	73,831
1,647	Dollar Tree Stores, Inc.*	63,080
2,442	Family Dollar Stores, Inc.	61,905
1,135	IHOP Corp.	71,880
2,369	Jos. A. Bank Clothiers, Inc.*	69,198
1,409	Men's Wearhouse (The), Inc.	59,544
2,060	PetSmart, Inc.	61,697
4,003	Yum! Brands, Inc.	161,200
		1,235,729

See Notes to Financial Statements.

31

Schedule of Investments (Continued)

PowerShares Dynamic Consumer Discretionary Sector Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Textiles—1.3%
819	Mohawk Industries, Inc.*	$69,894
	Total Common Stocks (Cost $5,725,712)	5,410,887
	Money Market Fund—0.5%
25,118	Liquid Assets Portfolio Private Class** (Cost $25,118)	25,118
	Total Investments (Cost $5,750,830)—100.2%	5,436,005
	Liabilities in excess of other assets—(0.2%)	(10,936)
	Net Assets—100.0%	$5,425,069

*  Non-income producing security.

**  Affiliated investment.

See Notes to Financial Statements.

32

Schedule of Investments

PowerShares Dynamic Consumer Staples Sector Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks—100.1%
	Agriculture—10.7%
5,822	Altria Group, Inc.	$424,599
2,411	Bunge Ltd. (Bermuda)	277,723
2,896	Carolina Group	248,419
6,112	Reynolds American, Inc.	393,796
4,473	UST, Inc.	238,500
10,072	Vector Group Ltd.	220,375
		1,803,412
	Beverages—17.5%
8,181	Anheuser-Busch Cos., Inc.	419,522
4,521	Boston Beer (The) Co., Inc., Class A*	236,222
7,515	Coca-Cola (The) Co.	464,126
9,254	Coca-Cola Enterprises, Inc.	238,846
4,908	Hansen Natural Corp.*	333,744
4,928	Molson Coors Brewing Co., Class B	282,029
6,373	Pepsi Bottling Group (The), Inc.	274,549
7,447	PepsiAmericas, Inc.	266,007
5,941	PepsiCo, Inc.	437,971
		2,953,016
	Cosmetics/Personal Care—11.0%
9,514	Alberto-Culver Co.	247,269
3,572	Chattem, Inc.*	265,400
6,094	Colgate-Palmolive Co.	464,789
8,961	Elizabeth Arden, Inc.*	223,129
5,300	Estee Lauder (The) Cos., Inc., Class A	232,670
6,188	Procter & Gamble (The) Co.	430,190
		1,863,447
	Electrical Components & Equipment—1.3%
2,081	Energizer Holdings, Inc.*	217,048
	Food—36.4%
5,839	Campbell Soup Co.	215,926
8,574	ConAgra Foods, Inc.	203,461
4,877	Corn Products International, Inc.	207,468
20,914	Del Monte Foods Co.	216,251
10,680	Flowers Foods, Inc.	234,319
8,372	Fresh Del Monte Produce, Inc. (Cayman Islands)	303,736
7,232	General Mills, Inc.	417,503
7,029	Great Atlantic & Pacific Tea Co., Inc.*	227,529
4,889	H.J. Heinz Co.	228,707
4,741	Hershey (The) Co.	204,385
6,187	Hormel Foods Corp.	225,702
5,871	J & J Snack Foods Corp.	209,125
4,007	J.M. Smucker (The) Co.	214,094
7,357	Kellogg Co.	388,376
15,204	Kroger (The) Co.	446,845
7,751	Performance Food Group Co.*	209,199
5,256	Sanderson Farms, Inc.	182,909
13,263	Sara Lee Corp.	219,370

Number of Shares		Value
	Common Stocks (Continued)
106	Seaboard Corp.	$172,992
5,230	SUPERVALU, Inc.	202,663
12,107	Sysco Corp.	415,149
10,229	Tyson Foods, Inc., Class A	161,618
5,129	Weis Markets, Inc.	225,112
6,938	Wm. Wrigley Jr. Co.	427,866
		6,160,305
	Household Products/Wares—7.9%
4,906	Church & Dwight Co., Inc.	232,103
3,686	Clorox (The) Co.	230,633
5,883	Kimberly-Clark Corp.	417,046
20,094	Prestige Brands Holdings, Inc.*	210,183
6,340	WD-40 Co.	251,064
		1,341,029
	Miscellaneous Manufacturing—1.3%
5,420	Lancaster Colony Corp.	217,721
	Pharmaceuticals—2.7%
6,006	NBTY, Inc.*	213,814
5,789	USANA Health Sciences, Inc.*	236,249
		450,063
	Retail—11.3%
6,298	BJ's Wholesale Club, Inc.*	225,972
6,545	Costco Wholesale Corp.	440,217
4,180	Longs Drug Stores Corp.	219,492
14,167	Nu Skin Enterprises, Inc., Class A	244,664
8,967	Walgreen Co.	355,542
9,263	Wal-Mart Stores, Inc.	418,780
		1,904,667
	Total Investments (Cost $16,684,391)—100.1%	16,910,708
	Liabilities in excess of other assets—(0.1%)	(14,913)
	Net Assets—100.0%	$16,895,795

*  Non-income producing security.

COUNTRY BREAKDOWN

October 31, 2007 (Unaudited)

	Value	Net Assets
United States	$16,329,249	96.6%
Cayman Islands	303,736	1.8
Bermuda	277,723	1.7
Total investments	16,910,708	100.1
Liabilities in excess of other assets	(14,913)	(0.1)
Net Assets	$16,895,795	100.0%

See Notes to Financial Statements.

33

Schedule of Investments

PowerShares Dynamic Energy Sector Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks—99.8%
	Coal—4.9%
17,552	Alliance Holdings GP LP	$457,054
11,091	CONSOL Energy, Inc.	626,642
21,316	Massey Energy Co.	675,291
		1,758,987
	Electric—1.3%
16,352	MDU Resources Group, Inc.	460,472
	Energy - Alternate Sources—1.5%
19,580	Covanta Holding Corp.*	530,814
	Gas—5.2%
11,138	AGL Resources, Inc.	440,285
8,237	Energen Corp.	527,168
9,030	New Jersey Resources Corp.	444,728
9,520	Northwest Natural Gas Co.	458,578
		1,870,759
	Oil & Gas—61.3%
10,479	Apache Corp.	1,087,826
5,821	Atwood Oceanics, Inc.*	490,361
24,627	Bois d'Arc Energy, Inc.*	540,316
9,240	Chevron Corp.	845,552
12,352	Cimarex Energy Co.	500,380
16,131	Delek US Holdings, Inc.	386,983
10,767	Devon Energy Corp.	1,005,638
7,711	Diamond Offshore Drilling, Inc.	873,117
12,038	EOG Resources, Inc.	1,066,567
9,503	Exxon Mobil Corp.	874,181
11,444	Forest Oil Corp.*	556,064
10,780	Frontier Oil Corp.	493,616
66,613	Grey Wolf, Inc.*	375,031
14,046	Helmerich & Payne, Inc.	444,135
13,213	Hess Corp.	946,183
6,636	Holly Corp.	416,741
15,047	Marathon Oil Corp.	889,729
13,307	Murphy Oil Corp.	979,794
16,529	Noble Corp. (Cayman Islands)	875,211
13,499	Noble Energy, Inc.	1,033,213
14,304	Occidental Petroleum Corp.	987,691
56,779	Parker Drilling Co.*	479,215
20,601	Patterson-UTI Energy, Inc.	410,784
12,576	Pride International, Inc.*	464,054
11,087	Sunoco, Inc.	816,003
11,884	Swift Energy Co.*	563,658
8,966	Tesoro Corp.	542,712
9,016	Unit Corp.*	430,694
11,836	Valero Energy Corp.	833,609
19,843	W&T Offshore, Inc.	532,189
8,532	Western Refining, Inc.	312,954
14,987	XTO Energy, Inc.	994,837
		22,049,038

Number of Shares		Value
	Common Stocks (Continued)
	Oil & Gas Services—18.1%
31,616	Cal Dive International, Inc.*	$418,280
9,917	Cameron International Corp.*	965,518
11,997	Dresser-Rand Group, Inc.*	464,284
5,707	Exterran Holdings, Inc.*	480,529
9,341	FMC Technologies, Inc.*	566,345
18,292	Global Industries Ltd.*	450,349
7,998	Grant Prideco, Inc.*	393,182
7,778	Lufkin Industries, Inc.	462,480
8,857	NATCO Group, Inc., Class A*	472,167
6,586	Oceaneering International, Inc.*	508,900
10,481	Oil States International, Inc.	452,674
5,038	SEACOR Holdings, Inc.*	461,733
11,394	Superior Energy Services, Inc.*	422,490
		6,518,931
	Pipelines—2.5%
11,344	Copano Energy LLC	439,126
9,441	ONEOK, Inc.	471,484
		910,610
	Retail—1.4%
11,474	World Fuel Services Corp.	508,183
	Transportation—3.6%
9,647	GulfMark Offshore, Inc.*	449,357
6,195	Overseas Shipholding Group, Inc.*	460,908
6,758	Tidewater, Inc.	369,460
		1,279,725
	Total Common Stocks (Cost $31,933,915)	35,887,519
	MONEY MARKET FUND—0.1%
46,950	Liquid Assets Portfolio Private Class** (Cost $46,950)	46,950
	Total Investments (Cost $31,980,865)—99.9%	35,934,469
	Other assets less liabilities—0.1%	49,112
	Net Assets—100.0%	$35,983,581

*  Non-income producing security.

**  Affiliated investment.

COUNTRY BREAKDOWN

October 31, 2007 (Unaudited)

	Value	Net Assets
United States	$35,059,258	97.5%
Cayman Islands	875,211	2.4
Total investments	35,934,469	99.9
Other assets less liabilities	49,112	0.1
Net Assets	$35,983,581	100.0%

See Notes to Financial Statements.

34

Schedule of Investments

PowerShares Dynamic Financial Sector Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks—99.5%
	Banks—7.0%
3,241	Bank of Hawaii Corp.	$172,292
4,506	City Holding Co.	170,372
4,979	State Street Corp.	397,174
3,349	SVB Financial Group*	173,445
		913,283
	Diversified Financial Services—10.8%
5,008	Ameriprise Financial, Inc.	315,404
4,341	Eaton Vance Corp.	217,180
4,746	Federated Investors, Inc., Class B	204,078
2,319	Franklin Resources, Inc.	300,728
3,102	GAMCO Investors, Inc., Class A	192,045
9,181	TD Ameritrade Holding Corp.*	175,724
		1,405,159
	Insurance—80.1%
5,289	ACE Ltd. (Cayman Islands)	320,566
5,731	AFLAC, Inc.	359,792
5,580	Allstate (The) Corp.	292,392
5,909	American Financial Group, Inc.	176,679
1,322	American National Insurance	170,935
7,052	AON Corp.	319,597
2,320	Arch Capital Group Ltd. (Bermuda)*	173,466
3,233	Assurant, Inc.	188,937
5,975	Chubb (The) Corp.	318,766
3,954	Cincinnati Financial Corp.	157,290
9,278	CNA Surety Corp.*	183,612
5,227	Commerce Group (The), Inc.	190,733
4,135	Delphi Financial Group, Inc., Class A	160,231
2,982	Erie Indemnity Co., Class A	169,676
1,635	Everest Re Group Ltd. (Bermuda)	174,193
4,258	FBL Financial Group, Inc., Class A	172,364
3,895	Hanover Insurance Group (The), Inc.	179,443
3,436	Hartford Financial Services Group (The), Inc.	333,395
6,035	HCC Insurance Holdings, Inc.	180,386
8,616	Horace Mann Educators Corp.	178,265
5,018	Lincoln National Corp.	312,973
6,499	Loews Corp.	319,036
350	Markel Corp.*	190,127
3,163	Mercury General Corp.	162,294
4,770	MetLife, Inc.	328,415
3,042	Midland (The) Co.	193,532
3,113	Nationwide Financial Services, Inc., Class A	167,012
3,074	Navigators Group (The), Inc.*	185,362
4,601	Odyssey Re Holdings Corp.	171,065
9,161	Old Republic International Corp.	140,438
2,292	PartnerRe Ltd. (Bermuda)	190,809
4,164	Philadelphia Consolidated Holding Co.*	169,891
5,506	Principal Financial Group, Inc.	372,590
3,169	ProAssurance Corp.*	174,739
3,987	Protective Life Corp.	170,923
3,402	Prudential Financial, Inc.	329,041

Number of Shares		Value
	Common Stocks (Continued)
3,068	Reinsurance Group of America, Inc.	$175,275
2,770	RLI Corp.	161,131
2,872	Safeco Corp.	166,289
3,537	StanCorp Financial Group, Inc.	194,995
2,707	Torchmark Corp.	176,388
2,352	Transatlantic Holdings, Inc.	175,295
6,045	Travelers Cos. (The), Inc.	315,609
7,700	United America Indemnity Ltd., Class A (Cayman Islands)*	169,785
4,386	United Fire & Casualty Co.	140,527
6,810	Unum Group	158,945
5,575	W.R. Berkley Corp.	167,752
4,009	XL Capital Ltd., Class A (Cayman Islands)	288,448
3,865	Zenith National Insurance Corp.	155,296
		10,424,700
	Software—1.6%
6,568	SEI Investments Co.	207,680
	Total Common Stocks (Cost $12,333,099)	12,950,822
	Money Market Fund—0.4%
43,452	Liquid Assets Portfolio Private Class** (Cost $43,452)	43,452
	Total Investments (Cost $12,376,551)—99.9%	12,994,274
	Other assets less liabilities—0.1%	16,880
	Net Assets—100.0%	$13,011,154

*  Non-income producing security.

**  Afiliated Investment.

COUNTRY BREAKDOWN

October, 31 2007 (Unaudited)

	Value	Net Assets
United States	$11,677,007	89.8%
Cayman Islands	778,799	6.0
Bermuda	538,468	4.1
Total investments	12,994,274	99.9
Other assets less liabilities	16,880	0.1
Net Assets	$13,011,154	100.0%

See Notes to Financial Statements.

35

Schedule of Investments

PowerShares Dynamic Healthcare Sector Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Biotechnology—4.5%
15,237	Bio-Rad Laboratories, Inc., Class A*	$1,471,589
24,480	Charles River Laboratories International, Inc.*	1,419,840
16,492	Invitrogen Corp.*	1,498,629
		4,390,058
	Commercial Services—5.6%
45,781	Emergency Medical Services Corp., Class A*	1,390,369
41,168	McKesson Corp.	2,721,205
29,869	Parexel International Corp.*	1,373,974
		5,485,548
	Electronics—6.1%
17,734	Dionex Corp.*	1,560,592
46,867	PerkinElmer, Inc.	1,289,780
21,405	Varian, Inc.*	1,581,615
20,864	Waters Corp.*	1,606,111
		6,038,098
	Healthcare - Products—28.7%
56,519	Align Technology, Inc.*	1,169,943
22,933	ArthroCare Corp.*	1,486,976
43,008	Baxter International, Inc.	2,580,910
17,855	Beckman Coulter, Inc.	1,264,491
30,612	Becton, Dickinson & Co.	2,554,878
32,622	DENTSPLY International, Inc.	1,353,161
26,598	Edwards Lifesciences Corp.*	1,335,752
20,066	Gen-Probe, Inc.*	1,405,021
25,879	Haemonetics Corp.*	1,329,922
22,077	Henry Schein, Inc.*	1,322,412
22,320	Hillenbrand Industries, Inc.	1,232,510
11,494	IDEXX Laboratories, Inc.*	1,399,739
21,373	Kinetic Concepts, Inc.*	1,284,517
44,573	Medtronic, Inc.	2,114,543
49,793	Meridian Bioscience, Inc.	1,647,650
34,926	Patterson Cos., Inc.*	1,365,956
20,389	Techne Corp.*	1,330,178
30,067	Zimmer Holdings, Inc.*	2,089,356
		28,267,915
	Healthcare - Services—26.6%
46,262	Aetna, Inc.	2,598,537
34,002	Amedisys, Inc.*	1,443,385
48,241	Apria Healthcare Group, Inc.*	1,165,985
17,522	Covance, Inc.*	1,445,565
41,053	Coventry Health Care, Inc.*	2,475,906
22,335	DaVita, Inc.*	1,456,019
23,447	Health Net, Inc.*	1,256,994
45,716	LifePoint Hospitals, Inc.*	1,395,252
35,696	Lincare Holdings, Inc.*	1,241,150
31,643	Magellan Health Services, Inc.*	1,332,170
20,106	Manor Care, Inc.	1,338,657
43,769	MedCath Corp.*	1,213,714

Number of Shares		Value
	Common Stocks (Continued)
37,727	Molina Healthcare, Inc.*	$1,437,776
60,256	Res-Care, Inc.*	1,479,887
47,094	UnitedHealth Group, Inc.	2,314,670
13,014	WellCare Health Plans, Inc.*	314,809
29,226	WellPoint, Inc.*	2,315,576
		26,226,052
	Insurance—2.4%
45,573	CIGNA Corp.	2,392,127
	Pharmaceuticals—23.3%
49,221	AmerisourceBergen Corp.	2,318,801
80,795	Bristol-Myers Squibb Co.	2,423,042
41,067	Eli Lilly & Co.	2,223,778
40,296	Endo Pharmaceuticals Holdings, Inc.*	1,180,673
43,018	Express Scripts, Inc.*	2,714,436
37,718	ImClone Systems, Inc.*	1,627,532
85,472	King Pharmaceuticals, Inc.*	906,003
47,004	KV Pharmaceutical Co., Class A*	1,473,105
27,561	Medco Health Solutions, Inc.*	2,601,207
46,945	Merck & Co., Inc.	2,735,016
31,417	VCA Antech, Inc.*	1,446,753
69,329	Warner Chilcott Ltd., Class A (Bermuda)*	1,284,666
		22,935,012
	Software—2.8%
22,522	Cerner Corp.*	1,341,410
53,218	Omnicell, Inc.*	1,404,956
		2,746,366
	Total Investments (Cost $94,092,680)—100.0%	98,481,176
	Liabilities in excess of other assets—(0.0%)	(48,997)
	Net Assets—100.0%	$98,432,179

*  Non-income producing security.

COUNTRY BREAKDOWN

October 31, 2007 (Unaudited)

	Value	Net Assets
United States	$97,196,510	98.7%
Bermuda	1,284,666	1.3
Total investments	98,481,176	100.0
Liabilities in excess of other assets	(48,997)	(0.0)
Net Assets	$98,432,179	100.0%

See Notes to Financial Statements.

36

Schedule of Investments

PowerShares Dynamic Industrials Sector Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks—100.1%
	Aerospace/Defense—9.3%
5,236	Alliant Techsystems, Inc.*	$578,002
10,251	L-3 Communications Holdings, Inc.	1,123,921
10,184	Lockheed Martin Corp.	1,120,647
14,666	Rockwell Collins, Inc.	1,097,163
		3,919,733
	Building Materials—1.4%
23,548	Goodman Global, Inc.*	580,458
	Commercial Services—14.2%
15,972	Administaff, Inc.	636,963
9,572	Advisory Board (The) Co.*	614,618
19,257	CDI Corp.	530,723
14,495	Deluxe Corp.	584,728
11,764	Heidrick & Struggles International, Inc.	508,440
24,805	Korn/Ferry International*	475,264
26,390	Labor Ready, Inc.*	463,936
14,374	Manpower, Inc.	1,074,313
17,245	Robert Half International, Inc.	518,902
11,643	Watson Wyatt Worldwide, Inc., Class A	555,022
		5,962,909
	Computers—1.6%
10,912	IHS, Inc., Class A*	688,002
	Distribution/Wholesale—2.4%
11,025	W.W. Grainger, Inc.	991,368
	Electrical Components & Equipment—8.0%
13,772	AMETEK, Inc.	647,284
20,519	Emerson Electric Co.	1,072,528
21,186	Encore Wire Corp.	444,906
32,812	GrafTech International Ltd.*	620,147
10,167	Hubbell, Inc., Class B	559,185
		3,344,050
	Electronics—2.8%
13,937	Cubic Corp.	627,165
9,945	Thomas & Betts Corp.*	557,019
		1,184,184
	Engineering & Construction—4.3%
7,941	Fluor Corp.	1,254,678
9,732	Perini Corp.*	558,130
		1,812,808
	Environmental Control—7.7%
43,145	Allied Waste Industries, Inc.*	545,353
32,486	Republic Services, Inc.	1,110,696
18,111	Waste Connections, Inc.*	612,333
26,816	Waste Management, Inc.	975,834
		3,244,216

Number of Shares		Value
	Common Stocks (Continued)
	Hand/Machine Tools—2.8%
6,834	Kennametal, Inc.	$623,329
7,658	Lincoln Electric Holdings, Inc.	553,291
		1,176,620
	Housewares—1.2%
9,318	Toro (The) Co.	518,640
	Machinery - Diversified—16.0%
12,753	AGCO Corp.*	761,099
17,230	Applied Industrial Technologies, Inc.	610,804
7,483	Cascade Corp.	471,279
8,527	Cummins, Inc.	1,022,899
7,423	Deere & Co.	1,149,823
13,803	Gardner Denver, Inc.*	498,702
13,861	Manitowoc (The) Co., Inc.	682,793
14,330	Rockwell Automation, Inc.	987,050
14,703	Wabtec Corp.	551,804
		6,736,253
	Metal Fabricate/Hardware—2.7%
19,068	Commercial Metals Co.	598,354
15,489	Timken (The) Co.	515,164
		1,113,518
	Miscellaneous Manufacturing—19.0%
11,099	3M Co.	958,510
11,190	Carlisle Cos., Inc.	441,446
7,623	Ceradyne, Inc.*	521,489
19,742	Cooper Industries Ltd., Class A (Bermuda)	1,034,283
12,300	Crane Co.	583,512
9,904	Harsco Corp.	600,380
14,851	ITT Corp.	993,829
14,451	Pall Corp.	579,052
14,096	Parker Hannifin Corp.	1,132,895
6,114	SPX Corp.	619,348
7,082	Teleflex, Inc.	518,473
		7,983,217
	Retail—2.9%
18,780	Copart, Inc.*	720,777
10,634	MSC Industrial Direct Co., Class A	517,982
		1,238,759
	Transportation—3.8%
11,363	Con-way, Inc.	484,177
12,811	Landstar System, Inc.	539,215
29,604	Werner Enterprises, Inc.	563,069
		1,586,461
	Total Common Stocks (Cost $41,506,996)	42,081,196

See Notes to Financial Statements.

37

Schedule of Investments (Continued)

PowerShares Dynamic Industrials Sector Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Money Market Fund—0.1%
29,563	Liquid Assets Portfolio Private Class** (Cost $29,563)	$29,563
	Total Investments (Cost $41,536,559)—100.2%	42,110,759
	Liabilities in excess of other assets—(0.2%)	(63,811)
	Net Assets—100.0%	$42,046,948

*  Non-income producing security.

**  Affiliated investment.

COUNTRY BREAKDOWN

October 31, 2007 (Unaudited)

	Value	Net Assets
United States	$41,076,476	97.7%
Bermuda	1,034,283	2.5
Total investments	42,110,759	100.2
Liabilities in excess of other assets	(63,811)	(0.2)
Net Assets	$42,046,948	100.0%

See Notes to Financial Statements.

38

Schedule of Investments

PowerShares Dynamic Technology Sector Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Commercial Services—6.5%
30,784	Convergys Corp.*	$564,271
15,332	Hewitt Associates, Inc., Class A*	540,913
37,473	MPS Group, Inc.*	457,545
28,160	SAIC, Inc.*	555,034
13,977	Wright Express Corp.*	540,910
		2,658,673
	Computers—16.0%
16,896	Computer Sciences Corp.*	986,557
6,744	DST Systems, Inc.*	571,284
8,604	Factset Research Systems, Inc.	606,754
19,155	Hewlett-Packard Co.	989,930
19,651	Jack Henry & Associates, Inc.	574,202
17,854	Manhattan Associates, Inc.*	538,477
12,241	MTS Systems Corp.	544,602
39,878	NCR Corp.*	1,100,235
22,073	Western Digital Corp.*	572,132
		6,484,173
	Electronics—17.8%
25,970	Agilent Technologies, Inc.*	956,995
26,179	Amphenol Corp., Class A	1,158,943
12,289	Arrow Electronics, Inc.*	491,314
18,514	Checkpoint Systems, Inc.*	560,049
14,154	Dolby Laboratories, Inc., Class A*	586,825
10,472	FLIR Systems, Inc.*	726,652
35,708	Methode Electronics, Inc.	447,778
5,468	Mettler-Toledo International, Inc.*	581,522
16,333	National Instruments Corp.	529,843
7,401	Rofin-Sinar Technologies, Inc.*	581,867
16,039	Tektronix, Inc.	607,076
		7,228,864
	Engineering & Construction—1.2%
17,461	Dycom Industries, Inc.*	493,273
	Internet—11.9%
13,498	DealerTrack Holdings, Inc.*	662,617
27,722	eBay, Inc.*	1,000,764
15,165	j2 Global Communications, Inc.*	510,909
26,443	McAfee, Inc.*	1,093,418
50,256	Symantec Corp.*	943,808
35,882	United Online, Inc.	631,523
		4,843,039
	Retail—1.5%
21,738	Insight Enterprises, Inc.*	600,838
	Semiconductors—10.8%
44,759	Amkor Technology, Inc.*	507,119
15,475	Intersil Corp., Class A	469,512
15,391	MEMC Electronic Materials, Inc.*	1,126,929
47,089	Micrel, Inc.	426,155

Number of Shares		Value
	Common Stocks (Continued)
44,527	Photronics, Inc.*	$487,125
27,608	Texas Instruments, Inc.	900,021
19,516	Verigy Ltd. (Singapore)*	448,673
		4,365,534
	Software—21.9%
15,564	Ansys, Inc.*	604,039
39,301	Aspen Technology, Inc.*	685,409
20,409	Autodesk, Inc.*	998,000
42,265	BEA Systems, Inc.*	714,279
30,872	BMC Software, Inc.*	1,044,709
37,527	CA, Inc.	992,589
22,302	CSG Systems International, Inc.*	457,860
13,940	Fair Isaac Corp.	528,605
36,936	Informatica Corp.*	630,867
46,613	Oracle Corp.*	1,033,411
22,370	Sybase, Inc.*	639,782
18,588	Total System Services, Inc.	556,896
		8,886,446
	Telecommunications—12.4%
28,177	ADC Telecommunications, Inc.*	526,910
19,290	ADTRAN, Inc.	464,310
6,717	Anixter International, Inc.*	482,616
29,615	Cisco Systems, Inc.*	979,072
9,110	CommScope, Inc.*	429,719
12,115	Comtech Telecommunications Corp.*	657,239
40,450	Corning, Inc.	981,721
18,156	Plantronics, Inc.	496,567
		5,018,154
	Total Investments (Cost $37,661,007)—100.0%	40,578,994
	Liabilities in excess of other assets—(0.0%)	(466)
	Net Assets—100.0%	$40,578,528

*  Non-income producing security.

COUNTRY BREAKDOWN

October 31, 2007 (Unaudited)

	Value	Net Assets
United States	$40,130,321	98.9%
Singapore	448,673	1.1
Total investments	40,578,994	100.0
Liabilities in excess of other assets	(466)	(0.0)
Net Assets	$40,578,528	100.0%

See Notes to Financial Statements.

39

Schedule of Investments

PowerShares Dynamic Telecommunications & Wireless Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks—99.0%
	Commercial Services—2.9%
57,290	Convergys Corp.*	$1,050,126
	Electronics—8.3%
17,277	Garmin Ltd. (Cayman Islands)	1,855,550
27,177	Trimble Navigation Ltd.*	1,133,281
		2,988,831
	Internet—3.2%
66,779	United Online, Inc.	1,175,310
	Media—12.1%
345,185	Charter Communications, Inc., Class A*	714,533
75,409	DIRECTV Group (The), Inc.*	1,996,830
42,931	Liberty Global, Inc., Series A*	1,685,042
		4,396,405
	Software—2.4%
41,506	CSG Systems International, Inc.*	852,118
	Telecommunications—70.1%
52,438	ADC Telecommunications, Inc.*	980,591
70,250	Alaska Communications Systems Group, Inc.	1,142,968
44,126	AT&T, Inc.	1,844,025
20,000	CenturyTel, Inc.	881,000
55,116	Cisco Systems, Inc.*	1,822,135
66,135	Citizens Communications Co.	870,337
22,547	Comtech Telecommunications Corp.*	1,223,175
75,979	Dobson Communications Corp., Class A*	983,168
15,374	Embarq Corp.	813,592
15,775	Harris Corp.	955,334
51,843	Iowa Telecommunications Services, Inc.	1,022,344
42,014	Novatel Wireless, Inc.*	1,092,364
35,833	NTELOS Holdings Corp.	1,081,798
33,789	Plantronics, Inc.	924,129
196,569	Qwest Communications International, Inc.*	1,411,365
92,986	Sprint Nextel Corp.	1,590,061
67,913	Syniverse Holdings, Inc.*	1,133,468
14,820	Telephone & Data Systems, Inc.	1,034,436
9,867	U.S. Cellular Corp.*	928,978
52,012	USA Mobility, Inc.*	813,468
42,008	Verizon Communications, Inc.	1,935,308
67,200	Windstream Corp.	903,840
		25,387,884
	Total Common Stocks (Cost $31,195,260)	35,850,674

Number of Shares		Value
	Money Market Fund—1.0%
188,915	Liquid Assets Portfolio Private Class** (Cost $188,915)	$188,915
	Total Investments (Cost $31,384,175)—100.0%	36,039,589
	Liabilities in excess of other assets—(0.0%)	(11,331)
	Net Assets—100.0%	$36,028,258

*  Non-income producing security.

**  Affiliated investment.

COUNTRY BREAKDOWN

October 31, 2007 (Unaudited)

	Value	Net Assets
United States	$34,184,039	94.9%
Cayman Islands	1,855,550	5.1
Total investments	36,039,589	100.0
Liabilities in excess of other assets	(11,331)	(0.0)
Net Assets	$36,028,258	100.0%

See Notes to Financial Statements.

40

Schedule of Investments

PowerShares Dynamic Utilities Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks—99.6%
	Electric—73.0%
18,479	Allegheny Energy, Inc.*	$1,120,936
22,648	ALLETE, Inc.	989,491
25,177	Alliant Energy Corp.	1,007,080
20,760	Consolidated Edison, Inc.	977,588
21,081	Constellation Energy Group, Inc.	1,996,372
19,948	DTE Energy Co.	989,421
95,336	Duke Energy Corp.	1,827,591
33,172	Edison International	1,926,961
16,874	Entergy Corp.	2,022,687
28,459	FirstEnergy Corp.	1,983,592
24,472	Mirant Corp.*	1,036,634
34,492	Northeast Utilities	1,063,388
25,039	NRG Energy, Inc.*	1,143,281
29,103	NSTAR	1,023,261
34,208	Pepco Holdings, Inc.	974,586
39,292	PG&E Corp.	1,922,558
35,868	Portland General Electric Co.	1,009,684
36,230	PPL Corp.	1,873,091
20,573	Public Service Enterprise Group, Inc.	1,966,779
60,209	TECO Energy, Inc.	1,013,317
		27,868,298
	Energy - Alternate Sources—3.0%
42,219	Covanta Holding Corp.*	1,144,557
	Gas—20.9%
24,017	AGL Resources, Inc.	949,392
29,219	Laclede Group (The), Inc.	1,016,529
19,472	New Jersey Resources Corp.	958,996
22,948	Nicor, Inc.	992,960
20,528	Northwest Natural Gas Co.	988,834
28,125	South Jersey Industries, Inc.	1,056,375
31,950	Southern Union Co.	1,006,425
28,997	WGL Holdings, Inc.	983,578
		7,953,089
	Pipelines—2.7%
21,509	National Fuel Gas Co.	1,042,971
	Total Investments (Cost $35,474,447)—99.6%	38,008,915
	Other assets in excess of liabilities—0.4%	149,710
	Net Assets—100.0%	$38,158,625

*  Non-income producing security.

See Notes to Financial Statements.

41

Statements of Assets and Liabilities

PowerShares Exchange-Traded Funds

October 31, 2007 (Unaudited)

	PowerShares Dynamic Basic Materials Sector Portfolio	PowerShares Dynamic Consumer Discretionary Sector Portfolio	PowerShares Dynamic Consumer Staples Sector Portfolio	PowerShares Dynamic Energy Sector Portfolio	PowerShares Dynamic Financial Sector Portfolio
ASSETS:
Unaffiliated investments at value	$40,138,230	$5,410,887	$16,910,708	$35,887,519	$12,950,822
Affiliated investments at value	44,890	25,118	—	46,950	43,452
Cash	73,586	36,260	18,298	84,892	59,299
Receivables:
Dividends	29,809	13,593	15,548	25,269	6,634
Capital stock sold	—	—	—	—	—
Expense waivers due from Adviser	7,279	7,694	8,842	7,517	9,062
Investments sold	—	13,401,053	—	—	—
Other assets	233	211	138	235	97
Total Assets	40,294,027	18,894,816	16,953,534	36,052,382	13,069,366
LIABILITIES:
Due to custodian	—	—	—	—	—
Payables:
Investments purchased	—	13,404,579	—	—	—
Accrued advisory fees	16,523	12,463	7,092	14,911	5,480
Accrued expenses	51,742	52,705	50,647	53,890	52,732
Total Liabilities	68,265	13,469,747	57,739	68,801	58,212
NET ASSETS	$40,225,762	$5,425,069	$16,895,795	$35,983,581	$13,011,154
NET ASSETS CONSIST OF:
Paid-in capital	$34,191,049	$7,372,553	$16,514,798	$29,947,416	$12,646,510
Undistributed net investment income gain (loss)/distributions in excess of net investment income	33,045	29,984	22,752	15,755	7,313
Accumulated net realized gain (loss) on investments	1,227,104	(1,662,643)	131,928	2,066,806	(260,392)
Net unrealized appreciation (depreciation) of investments	4,774,564	(314,825)	226,317	3,953,604	617,723
Net Assets	$40,225,762	$5,425,069	$16,895,795	$35,983,581	$13,011,154
Shares outstanding (unlimited amount authorized, $0.01 par value)	1,100,000	200,000	600,000	1,000,000	500,000
Net asset value	$36.57	$27.13	$28.16	$35.98	$26.02
Unaffiliated investments at cost	$35,363,666	$5,725,712	$16,684,391	$31,933,915	$12,333,099
Affiliated investments at cost	$44,890	$25,118	—	$46,950	$43,452

See Notes to Financial Statements.

42

	PowerShares Dynamic Healthcare Sector Portfolio	PowerShares Dynamic Industrials Sector Portfolio	PowerShares Dynamic Technology Sector Portfolio	PowerShares Dynamic Telecommunications & Wireless Portfolio	PowerShares Dynamic Utilities Portfolio
ASSETS:
Unaffiliated investments at value	$98,481,176	$42,081,196	$40,578,994	$35,850,674	$38,008,915
Affiliated investments at value	—	29,563	—	188,915	—
Cash	17,546	—	58,460	—	152,590
Receivables:
Dividends	25,127	10,510	4,497	33,950	45,752
Capital stock sold	—	6,368,409	—	—	—
Expense waivers due from Adviser	3,634	7,757	7,121	8,443	8,007
Investments sold	—	—	—	—	—
Other assets	702	324	273	400	719
Total Assets	98,528,185	48,497,759	40,649,345	36,082,382	38,215,983
LIABILITIES:
Due to custodian	—	11,735	—	4,034	—
Payables:
Investments purchased	—	6,368,072	—	—	—
Accrued advisory fees	40,507	16,830	16,925	15,514	15,669
Accrued expenses	55,499	54,174	53,892	34,576	41,689
Total Liabilities	96,006	6,450,811	70,817	54,124	57,358
NET ASSETS	$98,432,179	$42,046,948	$40,578,528	$36,028,258	$38,158,625
NET ASSETS CONSIST OF:
Paid-in capital	$93,785,650	$38,084,715	$37,927,443	$30,909,368	$34,721,192
Undistributed net investment income gain (loss)/distributions in excess of net investment income	(127,044)	(7,439)	(122,797)	474,465	68,127
Accumulated net realized gain (loss) on investments	385,077	3,395,472	(144,105)	(10,989)	834,838
Net unrealized appreciation (depreciation) of investments	4,388,496	574,200	2,917,987	4,655,414	2,534,468
Net Assets	$98,432,179	$42,046,948	$40,578,528	$36,028,258	$38,158,625
Shares outstanding (unlimited amount authorized, $0.01 par value)	3,300,000	1,300,000	1,400,000	1,700,000	1,900,000
Net asset value	$29.83	$32.34	$28.98	$21.19	$20.08
Unaffiliated investments at cost	$94,092,680	$41,506,996	$37,661,007	$31,195,260	$35,474,447
Affiliated investments at cost	—	$29,563	—	$188,915	—

43

Statements of Operations

Six Months Ended October 31, 2007 (Unaudited)

	PowerShares Dynamic Basic Materials Sector Portfolio	PowerShares Dynamic Consumer Discretionary Sector Portfolio	PowerShares Dynamic Consumer Staples Sector Portfolio	PowerShares Dynamic Energy Sector Portfolio	PowerShares Dynamic Financial Sector Portfolio
INVESTMENT INCOME:
Unaffiliated dividend income	$201,167	$89,763	$186,708	$173,683	$94,300
Affiliated dividend income	1,325	701	889	1,502	1,176
Foreign withholding taxes	—	—	—	—	—
Total Income	202,492	90,464	187,597	175,185	95,476
EXPENSES:
Advisory fees	67,068	47,626	49,559	74,266	23,823
Administration & accounting fees	37,829	37,817	37,860	37,785	37,865
Offering costs	8,495	8,626	8,409	10,785	9,563
Audit	8,319	8,319	8,319	8,319	8,319
Sub-licensing	6,707	4,763	4,956	7,427	2,382
Listing fee and expenses	5,053	5,056	5,049	5,056	5,047
Custodian & transfer agent fees	3,485	3,483	3,491	3,476	3,492
Trustees	2,958	3,058	2,972	3,103	2,789
Printing	1,866	2,032	1,051	2,488	931
Registration & filings	529	697	543	848	830
Legal	220	297	144	324	136
Other expenses	4,034	3,978	4,005	4,036	3,994
Total Expenses	146,563	125,752	126,358	157,913	99,171
Less fees waived:
Advisory	(50,880)	(47,626)	(49,559)	(50,582)	(23,823)
Other fees assumed by the Adviser	—	(7,585)	(3,964)	—	(34,816)
Net Expenses	95,683	70,541	72,835	107,331	40,532
Net Investment Income (Loss)	106,809	19,923	114,762	67,854	54,944
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(205,078)	(953,025)	(520,936)	(661,466)	(349,617)
In-kind redemptions	1,448,089	(412,362)	857,182	2,953,577	362,500
Net realized gain (loss)	1,243,011	(1,365,387)	336,246	2,292,111	12,883
Net change in unrealized appreciation/depreciation on investments	2,820,117	(1,124,998)	(538,547)	630,129	177,613
Net realized and unrealized gain (loss) on investments	4,063,128	(2,490,385)	(202,301)	2,922,240	190,496
Net increase (decrease) in net assets resulting from operations	$4,169,937	$(2,470,462)	$(87,539)	$2,990,094	$245,440

See Notes to Financial Statements.

44

	PowerShares Dynamic Healthcare Sector Portfolio	PowerShares Dynamic Industrials Sector Portfolio	PowerShares Dynamic Technology Sector Portfolio	PowerShares Dynamic Telecommunications & Wireless Portfolio	PowerShares Dynamic Utilities Portfolio
INVESTMENT INCOME:
Unaffiliated dividend income	$178,452	$215,768	$45,733	$669,336	$664,231
Affiliated dividend income	143	740	—	3,296	359
Foreign withholding taxes	—	—	—	—	—
Total Income	178,595	216,508	45,733	672,632	664,590
EXPENSES:
Advisory fees	184,983	120,519	79,317	89,024	114,857
Administration & accounting fees	37,838	37,753	37,801	42,912	42,912
Offering costs	11,224	11,951	9,866	—	—
Audit	8,319	8,319	8,319	8,319	8,319
Sub-licensing	18,498	12,052	7,932	5,341	6,891
Listing fee and expenses	5,082	5,060	5,060	5,069	5,089
Custodian & transfer agent fees	3,601	3,470	3,480	3,644	3,565
Trustees	3,608	3,390	3,120	3,354	3,629
Printing	6,979	3,543	2,848	4,304	6,997
Registration & filings	679	1,508	835	—	—
Legal	846	396	378	593	1,019
Other expenses	4,177	4,061	4,046	5,614	4,684
Total Expenses	285,834	212,022	163,002	168,174	197,962
Less fees waived:
Advisory	(34,132)	(43,397)	(50,024)	(56,004)	(53,242)
Other fees assumed by the Adviser	—	—	—	—	—
Net Expenses	251,702	168,625	112,978	112,170	144,720
Net Investment Income (Loss)	(73,107)	47,883	(67,245)	560,462	519,870
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(2,041,811)	(1,289,548)	(1,944,284)	(1,570,207)	(1,662,209)
In-kind redemptions	2,687,508	4,889,450	2,343,060	3,366,721	3,404,214
Net realized gain (loss)	645,697	3,599,902	398,776	1,796,514	1,742,005
Net change in unrealized appreciation/depreciation on investments	3,247,249	(1,399,955)	1,275,723	226,701	(3,773,902)
Net realized and unrealized gain (loss) on investments	3,892,946	2,199,947	1,674,499	2,023,215	(2,031,897)
Net increase (decrease) in net assets resulting from operations	$3,819,839	$2,247,830	$1,607,254	$2,583,677	$(1,512,027)

45

Statements of Changes in Net Assets

	PowerShares Dynamic Basic Materials Sector Portfolio		PowerShares Dynamic Consumer Discretionary Sector Portfolio		PowerShares Dynamic Consumer Staples Sector Portfolio
	Six Months Ended October 31,2007 (Unaudited)	For The Period October 12, 2006* Through April 30, 2007	Six Months Ended October 31,2007 (Unaudited)	For The Period October 12, 2006* Through April 30, 2007	Six Months Ended October 31,2007 (Unaudited)	For The Period October 12, 2006* Through April 30, 2007
OPERATIONS:
Net investment income	$106,809	$120,727	$19,923	$46,399	$114,762	$228,759
Net realized gain (loss) on investments	1,243,011	1,065,296	(1,365,387)	866,240	336,246	401,327
Net change in unrealized appreciation/depreciation of investments	2,820,117	1,954,447	(1,124,998)	810,173	(538,547)	764,864
Net increase (decrease) in net assets resulting from operations	4,169,937	3,140,470	(2,470,462)	1,722,812	(87,539)	1,394,950
Undistributed net investment income included in the price of units issued and redeemed	20,631	9,184	49,802	(54,343)	119,755	18,869
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(104,472)	(110,650)	(53,358)	(32,796)	(286,444)	(154,080)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	27,067,987	27,194,924	79,840,551	39,571,339	25,449,539	23,102,425
Value of shares repurchased	(9,895,548)	(11,236,886)	(89,048,060)	(24,104,957)	(19,444,092)	(13,078,964)
Net income equalization	(20,631)	(9,184)	(49,802)	54,343	(119,755)	(18,869)
Net increase (decrease) in net assets resulting from shares transactions	17,151,808	15,948,854	(9,257,311)	15,520,725	5,885,692	10,004,592
Increase (Decrease) in Net Assets	21,237,904	18,987,858	(11,731,329)	17,156,398	5,631,464	11,264,331
NET ASSETS:
Beginning of period	18,987,858	—	17,156,398	—	11,264,331	—
End of period	$40,225,762	$18,987,858	$5,425,069	$17,156,398	$16,895,795	$11,264,331
Undistributed net investment income at end of period	$33,045	$10,077	$29,984	$13,617	$22,752	$74,679
CHANGES IN SHARES OUTSTANDING:
Shares sold	800,000	1,000,000	2,900,000	1,500,000	900,000	900,000
Shares repurchased	(300,000)	(400,000)	(3,300,000)	(900,000)	(700,000)	(500,000)
Shares outstanding, beginning of period	600,000	—	600,000	—	400,000	—
Shares outstanding, end of period	1,100,000	600,000	200,000	600,000	600,000	400,000

*  Commencement of Investment Operations.

See Notes to Financial Statements.

46

	PowerShares Dynamic Energy Sector Portfolio		PowerShares Dynamic Financial Sector Portfolio
	Six Months Ended October 31,2007 (Unaudited)	For The Period October 12, 2006* Through April 30, 2007	Six Months Ended October 31,2007 (Unaudited)	For The Period October 12, 2006* Through April 30, 2007
OPERATIONS:
Net investment income	$67,854	$26,672	$54,944	$65,061
Net realized gain (loss) on investments	2,292,111	473,132	12,883	(78,445)
Net change in unrealized appreciation/depreciation of investments	630,129	3,323,475	177,613	440,110
Net increase (decrease) in net assets resulting from operations	2,990,094	3,823,279	245,440	426,726
Undistributed net investment income included in the price of units issued and redeemed	12,220	—	7,492	(10,327)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(68,772)	(19,296)	(74,056)	(46,128)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	34,086,039	23,757,197	10,095,849	22,623,052
Value of shares repurchased	(20,161,061)	(8,423,899)	(5,210,457)	(15,049,272)
Net income equalization	(12,220)	—	(7,492)	10,327
Net increase (decrease) in net assets resulting from shares transactions	13,912,758	15,333,298	4,877,900	7,584,107
Increase (Decrease) in Net Assets	16,846,300	19,137,281	5,056,776	7,954,378
NET ASSETS:
Beginning of period	19,137,281	—	7,954,378	—
End of period	$35,983,581	$19,137,281	$13,011,154	$7,954,378
Undistributed net investment income at end of period	$15,755	$4,453	$7,313	$18,933
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,000,000	900,000	400,000	900,000
Shares repurchased	(600,000)	(300,000)	(200,000)	(600,000)
Shares outstanding, beginning of period	600,000	—	300,000	—
Shares outstanding, end of period	1,000,000	600,000	500,000	300,000

47

Statements of Changes in Net Assets (Continued)

	PowerShares Dynamic Healthcare Sector Portfolio		PowerShares Dynamic Industrials Sector Portfolio		PowerShares Dynamic Technology Sector Portfolio
	Six Months Ended October 31, 2007 (Unaudited)	For The Period October 12, 2006* Through April 30, 2007	Six Months Ended October 31, 2007 (Unaudited)	For The Period October 12, 2006* Through April 30, 2007	Six Months Ended October 31, 2007 (Unaudited)	For The Period October 12, 2006* Through April 30, 2007
OPERATIONS:
Net investment income (loss)	$(73,107)	$(29,255)	$47,883	$29,984	$(67,245)	$(43,528)
Net realized gain on investments	645,697	884,944	3,599,902	711,614	398,776	67,100
Net change in unrealized appreciation/depreciation of investments	3,247,249	1,141,247	(1,399,955)	1,974,155	1,275,723	1,642,264
Net increase in net assets resulting from operations	3,819,839	1,996,936	2,247,830	2,715,753	1,607,254	1,665,836
Undistributed net investment income included in the price of units issued and redeemed	(53,937)	(34,205)	10,662	6,933	(55,552)	(11,761)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	(65,984)	(30,567)	—	—
Tax return of capital	—	—	—	(6,775)	—	—
Total distributions to shareholders	—	—	(65,984)	(37,342)	—	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	63,476,385	68,579,509	96,798,840	34,518,651	39,012,248	30,855,070
Value of shares repurchased	(26,047,080)	(13,393,410)	(83,343,071)	(10,787,729)	(22,251,259)	(10,310,621)
Net income equalization	53,937	34,205	(10,662)	(6,933)	55,552	11,761
Net increase (decrease) in net assets resulting from shares transactions	37,483,242	55,220,304	13,445,107	23,723,989	16,816,541	20,556,210
Increase (Decrease) in Net Assets	41,249,144	57,183,035	15,637,615	26,409,333	18,368,243	22,210,285
NET ASSETS:
Beginning of period	57,183,035	—	26,409,333	—	22,210,285	—
End of period	$98,432,179	$57,183,035	$42,046,948	$26,409,333	$40,578,528	$22,210,285
Undistributed net investment income (loss)/distributions in excess of net investment income at end of period	$(127,044)	$—	$(7,439)	$—	$(122,797)	$—
CHANGES IN SHARES OUTSTANDING:
Shares sold	2,200,000	2,500,000	3,100,000	1,300,000	1,400,000	1,200,000
Shares repurchased	(900,000)	(500,000)	(2,700,000)	(400,000)	(800,000)	(400,000)
Shares outstanding, beginning of period	2,000,000	—	900,000	—	800,000	—
Shares outstanding, end of period	3,300,000	2,000,000	1,300,000	900,000	1,400,000	800,000

*  Commencement of Investment Operations.

See Notes to Financial Statements.

48

	PowerShares Dynamic Telecommunications & Wireless Portfolio		PowerShares Dynamic Utilities Portfolio
	Six Months Ended October 31, 2007 (Unaudited)	Year Ended April 30, 2007	Six Months Ended October 31, 2007 (Unaudited)	Year Ended April 30, 2007
OPERATIONS:
Net investment income (loss)	$560,462	$375,426	$519,870	$1,124,826
Net realized gain on investments	1,796,514	2,858,070	1,742,005	4,467,863
Net change in unrealized appreciation/depreciation of investments	226,701	2,042,772	(3,773,902)	5,735,162
Net increase in net assets resulting from operations	2,583,677	5,276,268	(1,512,027)	11,327,851
Undistributed net investment income included in the price of units issued and redeemed	—	(39,739)	(109,914)	119,398
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(161,381)	(325,394)	(494,512)	(1,025,489)
Tax return of capital	—	—	—	—
Total distributions to shareholders	(161,381)	(325,394)	(494,512)	(1,025,489)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	16,633,613	30,113,496	24,004,400	90,348,494
Value of shares repurchased	(16,633,613)	(33,127,001)	(43,418,717)	(63,932,035)
Net income equalization	—	39,739	109,914	(119,398)
Net increase (decrease) in net assets resulting from shares transactions	—	(2,973,766)	(19,304,403)	26,297,061
Increase (Decrease) in Net Assets	2,422,296	1,937,369	(21,420,856)	36,718,821
NET ASSETS:
Beginning of period	33,605,962	31,668,593	59,579,481	22,860,660
End of period	$36,028,258	$33,605,962	$38,158,625	$59,579,481
Undistributed net investment income (loss)/distributions in excess of net investment income at end of period	$474,465	$75,384	$68,127	$152,683
CHANGES IN SHARES OUTSTANDING:
Shares sold	800,000	1,700,000	1,200,000	5,000,000
Shares repurchased	(800,000)	(1,900,000)	(2,200,000)	(3,500,000)
Shares outstanding, beginning of period	1,700,000	1,900,000	2,900,000	1,400,000
Shares outstanding, end of period	1,700,000	1,700,000	1,900,000	2,900,000

49

Financial Highlights

PowerShares Dynamic Basic Materials Sector Portfolio

	Six Months Ended October 31, 2007 (Unaudited)		For the Period October 12, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$31.65		$25.56
Net investment income**	0.13		0.24
Net realized and unrealized gain on investments	4.90		6.03
Total from operations	5.03		6.27
Undistributed net investment income included in price of units issued and redeemed**	0.03		0.02
Distributions to shareholders from:
Net investment income	(0.14)		(0.20)
Net asset value at end of period	$36.57		$31.65
TOTAL RETURN***	16.01%		24.69%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$40,226		$18,988
Ratio to average net assets of:
Expenses, net of waivers	0.71	%†	0.71	%†
Expenses, prior to waivers	1.09	%†	1.32	%†
Net investment income, net of waivers	0.80	%†	1.52	%†
Portfolio turnover rate ††	9%		9%

PowerShares Dynamic Consumer Discretionary Sector Portfolio

	Six Months Ended October 31, 2007 (Unaudited)	For the Period October 12, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$28.59	$25.43
Net investment income**	0.04	0.09
Net realized and unrealized gain (loss) on investments	(1.50)	3.34
Total from operations	(1.46)	3.43
Undistributed net investment income included in price of units issued and redeemed**	0.09	(0.11)
Distributions to shareholders from:
Net investment income	(0.09)	(0.16)
Net asset value at end of period	$27.13	$28.59
TOTAL RETURN***	(4.81)%	13.11%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$5,425	$17,156
Ratio to average net assets of:
Expenses, net of waivers	0.74%†	0.72%†
Expenses, prior to waivers	1.32%†	1.41%†
Net investment income, net of waivers	0.21%†	0.65%†
Portfolio turnover rate ††	41%	20%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

50

Financial Highlights (Continued)

PowerShares Dynamic Consumer Staples Sector Portfolio

	Six Months Ended October 31, 2007 (Unaudited)	For the Period October 12, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$28.16	$25.25
Net investment income**	0.17	0.49
Net realized and unrealized gain (loss) on investments	(0.03)	2.65
Total from operations	0.14	3.14
Undistributed net investment income included in price of units issued and redeemed**	0.18	0.04
Distributions to shareholders from:
Net investment income	(0.32)	(0.27)
Net asset value at end of period	$28.16	$28.16
TOTAL RETURN***	1.13%	12.69%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$16,896	$11,264
Ratio to average net assets of:
Expenses, net of waivers	0.73%†	0.73	%†
Expenses, prior to waivers	1.27%†	1.46	%†
Net investment income, net of waivers	1.15%†	3.42	%†
Portfolio turnover rate ††	20%	18%

PowerShares Dynamic Energy Sector Portfolio

	Six Months Ended October 31, 2007 (Unaudited)		For the Period October 12, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$31.90		$25.80
Net investment income**	0.08		0.05
Net realized and unrealized gain on investments	3.91		6.08
Total from operations	3.99		6.13
Undistributed net investment income included in price of units issued and redeemed**	0.01		—
Distributions to shareholders from:
Net investment income	0.08		(0.03)
Net asset value at end of period	$35.98		$31.90
TOTAL RETURN***	13.04%		23.78%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$35,984		$19,137
Ratio to average net assets of:
Expenses, net of waivers	0.72	%†	0.71	%†
Expenses, prior to waivers	1.06	%†	1.22	%†
Net investment income, net of waivers	0.46	%†	0.28	%†
Portfolio turnover rate ††	28%		12%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

51

Financial Highlights (Continued)

PowerShares Dynamic Financial Sector Portfolio

	Six Months Ended October 31, 2007 (Unaudited)	For the Period October 12, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$26.51	$25.16
Net investment income**	0.15	0.13
Net realized and unrealized gain (loss) on investments	(0.48)	1.33
Total from operations	(0.33)	1.46
Undistributed net investment income included in price of units issued and redeemed**	0.02	(0.02)
Distributions to shareholders from:
Net investment income	(0.18)	(0.09)
Net asset value at end of period	$26.02	$26.51
TOTAL RETURN***	(1.17)%	5.72%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$13,011	$7,954
Ratio to average net assets of:
Expenses, net of waivers	0.85%†	0.72%†
Expenses, prior to waivers	2.08%†	1.38%†
Net investment income, net of waivers	1.15%†	0.87%†
Portfolio turnover rate ††	28%	33%

PowerShares Dynamic Healthcare Sector Portfolio

	Six Months Ended October 31, 2007 (Unaudited)	For the Period October 12, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$28.59	$25.01
Net investment loss**	(0.03)	(0.04)
Net realized and unrealized gain on investments	1.29	3.67
Total from operations	1.26	3.63
Undistributed net investment income included in price of units issued and redeemed**	(0.02)	(0.05)
Net asset value at end of period	$29.83	$28.59
TOTAL RETURN***	4.34%	14.31%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$98,432	$57,183
Ratio to average net assets of:
Expenses, net of waivers	0.68%†	0.71%†
Expenses, prior to waivers	0.77%†	1.20%†
Net investment loss, net of waivers	(0.20)%†	(0.31)%†
Portfolio turnover rate ††	41%	14%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

52

Financial Highlights (Continued)

PowerShares Dynamic Industrials Sector Portfolio

	Six Months Ended October 31, 2007 (Unaudited)		For the Period October 12, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$29.34		$25.72
Net investment income**	0.03		0.04
Net realized and unrealized gain on investments	2.92		3.62
Total from operations	2.95		3.66
Undistributed net investment income included in price of units issued and redeemed**	0.01		0.01
Distributions to shareholders from:
Net investment income	0.04		(0.04)
Tax return of capital	—		(0.01)
Total distributions	0.04		(0.05)
Net asset value at end of period	$32.34		$29.34
TOTAL RETURN***	10.37%		14.28%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$42,047		$26,409
Ratio to average net assets of:
Expenses, net of waivers	0.70	%†	0.71%†
Expenses, prior to waivers	0.88	%†	1.19%†
Net investment income, net of waivers	0.20	%†	0.30%†
Portfolio turnover rate ††	32%		14%

PowerShares Dynamic Technology Sector Portfolio

	Six Months Ended October 31, 2007 (Unaudited)	For the Period October 12, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$27.76	$25.54
Net investment loss**	(0.06)	(0.07)
Net realized and unrealized gain on investments	1.33	2.31
Total from operations	1.27	2.24
Undistributed net investment income included in price of units issued and redeemed**	(0.05)	(0.02)
Net asset value at end of period	$28.98	$27.76
TOTAL RETURN***	4.39%	8.69%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$40,579	$22,210
Ratio to average net assets of:
Expenses, net of waivers	0.71%†	0.71%†
Expenses, prior to waivers	1.02%†	1.25%†
Net investment loss, net of waivers	(0.42)%†	(0.49)%†
Portfolio turnover rate ††	33%	27%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

53

Financial Highlights (Continued)

PowerShares Dynamic Telecommunications & Wireless Portfolio

	Six Months Ended October 31, 2007 (Unaudited)		Year Ended April 30, 2007	For the Period December 6, 2005* Through April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$19.77		$16.67	$14.95
Net investment income**	0.33		0.22	0.05
Net realized and unrealized gain on investments	1.18		3.10	1.70
Total from operations	1.51		3.32	1.75
Undistributed net investment income included in price of units issued and redeemed**	—		(0.02)	—
Distributions to shareholders from:
Net investment income	(0.09)		(0.20)	(0.03)
Net asset value at end of period	$21.19		$19.77	$16.67
TOTAL RETURN***	7.67%		19.93%	11.74%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$36,028		$33,606	$31,669
Ratio to average net assets of:
Expenses, net of waivers and reimbursements	0.63	%†	0.66%	0.67	%†
Expenses, prior to waivers and reimbursements	0.94	%†(a)	1.12%	0.97	%†
Net investment income, net of waivers and reimbursements	3.15	%†	1.24%	0.79	%†
Portfolio turnover rate ††	23%		43%	3%

PowerShares Dynamic Utilities Portfolio

	Six Months Ended October 31, 2007 (Unaudited)		Year Ended April 30, 2007	For the Period October 26, 2005* Through April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$20.54		$16.33	$15.32
Net investment income**	0.23		0.44	0.24
Net realized and unrealized gain (loss) on investments	(0.42)		4.11	0.97
Total from operations	(0.19)		4.55	1.21
Undistributed net investment income included in price of units issued and redeemed**	(0.05)		0.05	(0.01)
Distributions to shareholders from:
Net investment income	(0.22)		(0.39)	(0.19)
Net asset value at end of period	$20.08		$20.54	$16.33
TOTAL RETURN***	(1.15)%		28.48%	7.82%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$38,159		$59,579	$22,861
Ratio to average net assets of:
Expenses, net of waivers and reimbursements	0.63	%†	0.63%	0.69%†
Expenses, prior to waivers and reimbursements	0.86	%†(b)	0.92%	0.89%†
Net investment income, net of waivers and reimbursements	2.26	%†	2.34%	2.62%†
Portfolio turnover rate ††	51%		39%	38%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  These expenses, prior to waivers, exclude amounts reimbursed to the Adviser under the Expense Agreement of 0.01% for the six months ended October 31, 2007.

(b)  These expenses, prior to waivers, exclude amounts reimbursed to the Adviser under the Expense Agreement of 0.01% for the six months ended October 31, 2007.

See Notes to Financial Statements.

54

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

October 31, 2007 (Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), is an exchange-traded, management investment company that was organized as a Massachusetts business trust on June 9, 2000. The Trust currently consists of seventy portfolios. This report includes the following portfolios:

PowerShares Dynamic Basic Materials Sector Portfolio	"Dynamic Basic Materials Sector Portfolio"

PowerShares Dynamic Consumer Discretionary Sector Portfolio	"Dynamic Consumer Discretionary Sector Portfolio"

PowerShares Dynamic Consumer Staples Sector Portfolio	"Dynamic Consumer Staples Sector Portfolio"

PowerShares Dynamic Energy Sector Portfolio	"Dynamic Energy Sector Portfolio"

PowerShares Dynamic Financial Sector Portfolio	"Dynamic Financial Sector Portfolio"

PowerShares Dynamic Healthcare Sector Portfolio	"Dynamic Healthcare Sector Portfolio"

PowerShares Dynamic Industrials Sector Portfolio	"Dynamic Industrials Sector Portfolio"

PowerShares Dynamic Technology Sector Portfolio	"Dynamic Technology Sector Portfolio"

PowerShares Dynamic Telecommunications & Wireless Portfolio	"Dynamic Telecommunications & Wireless Portfolio"

PowerShares Dynamic Utilities Portfolio	"Dynamic Utilities Portfolio"

Each portfolio represents a separate series of the Trust (the "Fund" or "Funds"). Each Fund's shares are listed and traded on the American Stock Exchange. The Funds' market prices may differ to some degree from the net asset value of the shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in a large specified number of shares, each called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following equity indices:

Fund	Index
Dynamic Basic Materials Sector Portfolio	Dynamic Basic Materials Sector IntellidexSM Index

Dynamic Consumer Discretionary Sector Portfolio	Dynamic Consumer Discretionary Sector IntellidexSM Index

Dynamic Consumer Staples Sector Portfolio	Dynamic Consumer Staples Sector IntellidexSM Index

Dynamic Energy Sector Portfolio	Dynamic Energy Sector IntellidexSM Index

Dynamic Financial Sector Portfolio	Dynamic Financial Sector IntellidexSM Index

Dynamic Healthcare Sector Portfolio	Dynamic Healthcare Sector IntellidexSM Index

Dynamic Industrials Sector Portfolio	Dynamic Industrials Sector IntellidexSM Index

Dynamic Technology Sector Portfolio	Dynamic Technology Sector IntellidexSM Index

Dynamic Telecommunications & Wireless Portfolio	Dynamic Telecommunications & Wireless IntellidexSM Index

Dynamic Utilities Portfolio	Dynamic Utilities IntellidexSM Index

55

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2007 (Unaudited)

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The financial statements have been prepared in compliance with all applicable accounting rules and practices, including FIN 48.

A. Security Valuation

Securities are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or in the case of NASDAQ, at the NASDAQ official closing price. Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trust's Pricing Committee in accordance with procedures adopted by the Board of Trustees. Investments in money market mutual funds are stated at net asset value.

B. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and net taxable capital gains to its shareholders. Therefore, no provision for Federal income taxes is required.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, losses deferred due to post-October losses and excise tax regulations.

C. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Corporate actions (including cash dividends) are recorded net of nonreclaimable foreign tax withholdings on the ex-dividend date.

D. Expenses

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

E. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income to its shareholders quarterly and distributes net realized taxable capital gains, if any, annually. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in each Fund's financial statements as a return of capital.

F. Equalization

All Funds use the accounting practice of equalization. Prior to that date, only Dynamic Utilities Portfolio practiced equalization. This accounting method is used to keep the continuing shareholder's per share

56

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2007 (Unaudited)

equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital shares. Equalization is calculated on a per share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income included in the price of capital shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

Note 3. Advisory and Administration Agreements

PowerShares Capital Management LLC (the "Adviser") has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. The fees paid by each Fund to the Adviser are accrued daily and are payable at 0.50% per annum on each Fund's average daily net assets.

Each Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses. Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Funds (excluding interest expense, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) from exceeding 0.60% of average daily net assets per year (the "Expense Cap"), at least until April 30, 2008. Offering costs excluded from the Expense Cap are: (a) legal fees pertaining to the Funds' shares offered for sale; (b) Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange.

For the six months ended October 31, 2007, the Adviser waived and assumed the following fees and expenses:

	Fees Waived	Expenses Assumed
Dynamic Basic Materials Sector Portfolio	$(50,880)	$—
Dynamic Consumer Discretionary Sector Portfolio	(47,626)	(7,585)
Dynamic Consumer Staples Sector Portfolio	(49,559)	(3,964)
Dynamic Energy Sector Portfolio	(50,582)	—
Dynamic Financial Sector Portfolio	(23,823)	(34,816)
Dynamic Healthcare Sector Portfolio	(34,132)	—
Dynamic Industrials Sector Portfolio	(43,397)	—
Dynamic Technology Sector Portfolio	(50,024)	—
Dynamic Telecommunications & Wireless Portfolio	(56,004)	—
Dynamic Utilities Portfolio	(53,242)	—

The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") in which expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap as specified above.

57

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2007 (Unaudited)

During the six months ended October 31, 2007, the Fund that reimbursed expenses to the Adviser under the Expense Agreement were as follows:

	Gross Waivers	Gross Reimbusements	Net Waivers
Dynamic Telecommunications & Wireless Portfolio	$(57,364)	$1,360	$(56,004)
Dynamic Utilities Portfolio	(54,655)	1,413	(53,242)

The net amounts of waivers or reimbursements are also shown on the Statements of Operations.

The amounts subject to reimbursement to the Adviser at October 31, 2007 are as follows:

	Reimbursements available during the fiscal years ending:
	04/30/08	04/30/09	04/30/10
Dynamic Basic Materials Sector Portfolio	$99,164	$99,164	$99,164
Dynamic Consumer Discretionary Sector Portfolio	10,427	10,427	10,427
Dynamic Consumer Staples Sector Portfolio	102,377	102,377	102,377
Dynamic Energy Sector Portfolio	99,101	99,101	99,101
Dynamic Financial Sector Portfolio	108,186	108,186	108,186
Dynamic Healthcare Sector Portfolio	81,059	81,059	81,059
Dynamic Industrials Sector Portfolio	91,454	91,454	91,454
Dynamic Technology Sector Portfolio	98,385	98,385	98,385
Dynamic Telecommunications & Wireless Portfolio	226,083	226,083	226,083
Dynamic Utilities Portfolio	223,997	223,997	223,997

Distribution Agreement

Effective September 18, 2006 (or since inception, if later), A I M Distributors, Inc. (the "Distributor") serves as the distributor of Creation Units of each Fund pursuant to a Distribution Agreement between the Distributor and the Trust. The Distributor does not maintain a secondary market in shares. Prior to September 18, 2006, ALPS Distributors, Inc. served as the distributor.

The Board of Trustees of the Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, each Fund is authorized to pay an amount up to a maximum annual rate of 0.25% of the average daily net assets for certain distribution-related activities. No 12b-1 fees are currently charged to the Funds, and there are no plans to impose these fees.

Licensing Fee Agreement

The Adviser has entered into a licensing agreement for each Fund with the American Stock Exchange (the "Licensor"). The trademarks are owned by the Licensor. These trademarks have been licensed to the Adviser for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensor and the Licensor makes no representation regarding the advisability of investing in any of these Funds. The Funds are required to pay the sub-licensing fees, which are shown on the Statements of Operations.

The Bank of New York serves as the administrator, custodian and fund accounting and transfer agent for each Fund. Effective July 2, 2007, The Bank of New York became a wholly-owned subsidiary of The Bank of New York Mellon Corporation.

58

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2007 (Unaudited)

The custodian has agreed to provide an overdraft protection to the Funds according to the terms of the service agreement.

Note 4. INVESCO Transaction and Transactions with Affiliates

On September 18, 2006, INVESCO PLC (formerly AMVESCAP PLC) and A I M Management Group, Inc., an indirect wholly-owned subsidiary of INVESCO, PLC announced that they had completed their acquisition of the Adviser (the "Acquisition"). The Board of Trustees, including a majority of the independent Trustees, and shareholders of each Fund had previously approved a new advisory agreement with the Adviser that became effective on September 18, 2006.

The Funds are permitted to invest daily available cash balances in affiliated money market funds. The Funds may invest in the Liquid Assets Portfolio ("LAP") of the Short-Term Investments. LAP is advised by A I M Advisors, Inc., an affiliate of the Adviser.

Note 5. Federal Income Tax

At October 31, 2007, the cost of investments for Federal income tax purposes and accumulated net unrealized appreciation/depreciation on investments were as follows:

	Cost	Unrealized Appreciation/ Depreciation	Gross Unrealized Appreciation	Gross Unrealized Depreciation
Dynamic Basic Materials Sector Portfolio	$35,408,556	$4,774,564	$5,634,183	$(859,619)
Dynamic Consumer Discretionary Sector Portfolio	5,750,830	(314,825)	126,827	(441,652)
Dynamic Consumer Staples Sector Portfolio	16,684,391	226,317	986,738	(760,421)
Dynamic Energy Sector Portfolio	31,980,865	3,953,604	4,533,447	(579,843)
Dynamic Financial Sector Portfolio	12,376,551	617,723	875,984	(258,261)
Dynamic Healthcare Sector Portfolio	94,092,680	4,388,496	7,814,127	(3,425,631)
Dynamic Industrials Sector Portfolio	41,536,559	574,200	2,020,588	(1,446,388)
Dynamic Technology Sector Portfolio	37,661,007	2,917,987	3,878,383	(960,396)
Dynamic Telecommunications & Wireless Portfolio	31,384,175	4,655,414	6,145,880	(1,490,466)
Dynamic Utilities Portfolio	35,474,447	2,534,468	3,127,260	(592,792)

59

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2007 (Unaudited)

At April 30, 2007, the components of accumulated earnings/loss on a tax-basis were as follows:

	Accumulated Earnings	Net Accumulated Capital and other Gains/Losses	Unrealized Appreciation	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Accumulated Earnings/Loss
Dynamic Basic Materials Sector Portfolio	$10,077	$—	$1,954,093	$2,042,250	$(88,157)	$1,964,170
Dynamic Consumer Discretionary Sector Portfolio	13,617	—	810,173	1,030,324	(220,151)	823,790
Dynamic Consumer Staples Sector Portfolio	74,679	—	688,422	843,871	(155,449)	763,101
Dynamic Energy Sector Portfolio	4,453	—	3,326,233	3,352,709	(26,476)	3,330,686
Dynamic Financial Sector Portfolio	18,933	—	440,110	549,957	(109,847)	459,043
Dynamic Healthcare Sector Portfolio	—	—	1,141,247	1,746,894	(605,647)	1,141,247
Dynamic Industrials Sector Portfolio	—	—	1,974,155	2,185,247	(211,092)	1,974,155
Dynamic Technology Sector Portfolio	—	—	1,642,264	1,939,479	(297,215)	1,642,264
Dynamic Telecommunications & Wireless Portfolio	75,384	(1,394,222)	4,423,754	4,762,235	(338,481)	3,104,916
Dynamic Utilities Portfolio	152,683	(430,964)	6,308,072	6,418,141	(110,069)	6,029,791

At April 30, 2007, the cost of investments for Federal income tax purposes was as follows:

Dynamic Basic Materials Sector Portfolio	$17,095,621
Dynamic Consumer Discretionary Sector Portfolio	16,420,648
Dynamic Consumer Staples Sector Portfolio	10,635,692
Dynamic Energy Sector Portfolio	15,888,570
Dynamic Financial Sector Portfolio	7,590,254
Dynamic Healthcare Sector Portfolio	56,156,176
Dynamic Industrials Sector Portfolio	24,493,039
Dynamic Technology Sector Portfolio	20,610,469
Dynamic Telecommunications & Wireless Portfolio	29,206,021
Dynamic Utilities Portfolio	53,177,103

Distributions to Shareholders:

The tax character of distributions paid during the period ended April 30, 2007 was as follows:

Distributions paid from Ordinary Income
Dynamic Basic Materials Sector Portfolio	$110,650
Dynamic Consumer Discretionary Sector Portfolio	32,796
Dynamic Consumer Staples Sector Portfolio	154,080
Dynamic Energy Sector Portfolio	19,296
Dynamic Financial Sector Portfolio	46,128
Dynamic Industrials Sector Portfolio	30,567
Dynamic Telecommunications & Wireless Portfolio	325,394
Dynamic Utilities Portfolio	1,025,489

60

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2007 (Unaudited)

Distributions paid from Return of Capital
Dynamic Industrials Sector Portfolio	$6,775

The tax character of distributions paid during the period ended April 30, 2006 was as follows:

Distributions paid from Ordinary Income
Dynamic Telecommunications & Wireless Portfolio	$60,084
Dynamic Utilities Portfolio	361,097

At April 30, 2007, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by the regulations, to offset future capital gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Capital Loss Available Through					Total
	2011	2012	2013	2014	2015	Amount
Dynamic Telecommunications & Wireless Portfolio	$—	$—	$—	$—	$1,394,222	$1,394,222
Dynamic Utilities Portfolio	—	—	—	—	430,964	430,964

During the period ended April 30, 2007, the Funds incurred and will elect to defer net capital losses as follows:

Post-October Losses
Dynamic Basic Materials Sector Portfolio	$15,553
Dynamic Consumer Discretionary Sector Portfolio	297,256
Dynamic Consumer Staples Sector Portfolio	127,876
Dynamic Energy Sector Portfolio	228,063
Dynamic Financial Sector Portfolio	273,275
Dynamic Healthcare Sector Portfolio	260,620
Dynamic Industrials Sector Portfolio	204,430
Dynamic Technology Sector Portfolio	542,881
Dynamic Telecommunications & Wireless Portfolio	408,322
Dynamic Utilities Portfolio	475,905

At April 30, 2007, the following reclassifications were made to the capital accounts of the Funds, to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations, which are primarily due to the differences between book and tax treatment of investments in real estate investment trusts, investments in partnerships, wash sales from redemption in-kind

61

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2007 (Unaudited)

transactions, redemption in-kind transactions, return of capital and net investment losses. Net investment income, net realized gains and net assets were not affected by these changes.

	Undistributed Net Investment Income (Loss)	(Accumulated Losses)	Paid in Capital
Dynamic Basic Materials Sector Portfolio	$(9,184)	$(1,081,203)	$1,090,387
Dynamic Consumer Discretionary Sector Portfolio	54,357	(1,163,496)	1,109,139
Dynamic Consumer Staples Sector Portfolio	(18,869)	(605,645)	624,514
Dynamic Energy Sector Portfolio	(2,923)	(698,437)	701,360
Dynamic Financial Sector Portfolio	10,327	(194,830)	184,503
Dynamic Healthcare Sector Portfolio	63,460	(1,145,564)	1,082,104
Dynamic Industrials Sector Portfolio	425	(916,044)	915,619
Dynamic Technology Sector Portfolio	55,289	(609,981)	554,692
Dynamic Telecommunications & Wireless Portfolio	39,739	(4,608,954)	4,569,215
Dynamic Utilities Portfolio	(119,398)	(5,162,055)	5,281,453

Note 6. Investment Transactions

For the six months ended October 31, 2007, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Dynamic Basic Materials Sector Portfolio	$2,645,779	$2,560,315
Dynamic Consumer Discretionary Sector Portfolio	6,416,396	6,758,600
Dynamic Consumer Staples Sector Portfolio	3,725,370	3,773,887
Dynamic Energy Sector Portfolio	8,394,845	8,826,062
Dynamic Financial Sector Portfolio	2,644,755	2,850,586
Dynamic Healthcare Sector Portfolio	30,351,631	30,579,838
Dynamic Industrials Sector Portfolio	14,385,077	14,698,236
Dynamic Technology Sector Portfolio	10,337,066	10,560,181
Dynamic Telecommunications & Wireless Portfolio	8,397,952	8,026,647
Dynamic Utilities Portfolio	22,777,699	24,837,280

For the six months ended October 31, 2007, in-kind transactions were as follows:

	Purchases	Sales
Dynamic Basic Materials Sector Portfolio	$25,173,348	$8,201,509
Dynamic Consumer Discretionary Sector Portfolio	80,913,331	89,855,603
Dynamic Consumer Staples Sector Portfolio	22,086,431	16,154,546
Dynamic Energy Sector Portfolio	30,728,484	16,515,511
Dynamic Financial Sector Portfolio	7,563,077	2,580,463
Dynamic Healthcare Sector Portfolio	64,619,473	27,083,670
Dynamic Industrials Sector Portfolio	95,988,073	82,239,640
Dynamic Technology Sector Portfolio	37,943,408	21,068,531
Dynamic Telecommunications & Wireless Portfolio	15,212,435	15,386,056
Dynamic Utilities Portfolio	22,659,639	39,993,865

62

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2007 (Unaudited)

There were no purchases or sales of U.S. government or government agency obligations for the six months ended October 31, 2007. Gains on in-kind transactions are not considered taxable gains for Federal income tax purposes.

Note 7. Trustees' Fees

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. The interested Trustee does not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, a trustee who is not an "interested person" (as defined in the 1940 Act) and has elected to participate in the Plan (a "participating trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees") from the Trust. The Deferral Fees payable to the participating trustee is credited to the trustee's Deferral Fee Account as of the first business dates of each calendar quarter such Fees would have been paid to the participating trustee. The value of the account increases with contributions to the account or with increases in the value of the shares owned, and the value of the account decreases with withdrawals from the account or with declines in the value of the shares owned.

Note 8. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 100,000. Only authorized participants are permitted to create or redeem from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of each Fund of the Trust on the transaction date.

Note 9. Risk of Concentration

The Funds concentrate their investments in certain industries, subjecting them to greater risk than funds that invest in a wider range of industries.

Note 10. Indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

Note 11. New Accounting Pronouncement

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurement" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurement. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is currently assessing the impact of FAS 157, if any, on the Funds' financial statements and intends for the Funds to adopt FAS 157 provisions during the fiscal year ending April 30, 2009.

63

Supplemental Information (Unaudited)

Trustees and Officers

The Trustees who are not affiliated with the Adviser or affiliates of the Adviser and executive officers of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by each Trustee and the other directorships, if any, held by the Trustee, are shown below.

Name, Address and Age of Independent Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Trustees	Other Directorships Held by Trustees
Ronn R. Bagge (49) YQA Capital Management, LLC 1755 S. Naperville Rd., Suite 100 Wheaton, IL 60187	Trustee	Since 2003	YQA Capital Management LLC (July 1998-Present); formerly Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider)	89	None

Marc M. Kole (47) c/o PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2006	Assistant Vice President, Controller, Priority Health (September 2005-present); formerly, Interim CFO, Priority Health (July 2006- February 2007); Senior Vice President of Finance, United Healthcare (health insurance) (July 2004-July 2005); Senior Vice President of Finance, Oxford Health Plans (June 2000-July 2004)	89	None

  *  This is the date the Trustee began serving the Trust.

  **  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. The Fund Complex consists of the Trust's 70 Portfolios and one other exchange-traded fund trust with 19 Portfolios advised by the Adviser.

64

Supplemental Information (Unaudited) (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Trustees	Other Directorships Held by Trustees
D. Mark McMillan (44) c/o PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Member, Bell, Boyd & Lloyd LLC (1989 Present)	89	None

Philip M. Nussbaum (46) c/o PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Chairman, Performance Trust Capital Partners (formerly Betzold, Berg, Nussbaum & Heitman, Inc.); formerly Managing Director, Communication Institute (May 2002 August 2003); Executive Vice President of Finance, Betzold, Berg, Nussbaum & Heitman, Inc. (March 1994-1999)	89	None

  *  This is the date the Trustee began serving the Trust.

  **  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. The Fund Complex consists of the Trust's 70 Portfolios and one other exchange-traded fund trust with 19 Portfolios advised by the Adviser.

65

Supplemental Information (Unaudited) (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustee	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Trustees	Other Directorships Held by Trustees
Donald H. Wilson (47) c/o PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2006	President and Chief Operating Officer, AMCORE Financial, Inc. (bank holding company) (August 2007-Present), Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (February 2006- August 2007); formerly, Senior Vice President and Treasurer, Marshall & Ilsley Corp. (bank holding company) (May 1995-February 2006)	89	None

  *  This is the date the Trustee began serving the Trust.

  **  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. The Fund Complex consists of the Trust's 70 Portfolios and one other exchange-traded fund trust with 19 Portfolios advised by the Adviser.

66

Supplemental Information (Unaudited) (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Management Trustee	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex*** Overseen by Trustee	Other Directorships Held by Trustee
H. Bruce Bond (44)** PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chairman of the Board, Trustee and Chief Executive Officer	Since 2003	Managing Director, PowerShares Capital Management LLC (August 2002-Present); Manager, Nuveen Investments (April 1998-August 2002)	89	None

  *  This is the date the Management Trustee began serving the Trust.

  **  Interested person as defined in Section 2(a)(19) of the 1940 Act.

  ***  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. The Fund Complex consists of the Trust's 70 Portfolios and one other exchange-traded fund trust with 19 Portfolios advised by the Adviser.

67

Supplemental Information (Unaudited) (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Officers	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Bruce T. Duncan (53) PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chief Financial Officer and Treasurer	Since 2006	Senior Vice President of Finance, PowerShares Capital Management LLC (September 2005-Present); Private Practice Attorney (2000-2005); Vice President of Investor Relations, The ServiceMaster Company (1994-2000); Vice President of Taxes, The ServiceMaster Company (1990-2000)

Kevin R. Gustafson (42) PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chief Compliance Officer	Since 2004	General Counsel and Chief Compliance Officer, PowerShares Capital Management LLC (September 2004-Present); Attorney, Nyberg & Gustafson (2001-2004); Attorney, Burke, Warren, McKay & Serritella, P.C. (1997-2000)

Keith Ovitt (45) PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Secretary	Since 2003	Managing Director, PowerShares Capital Management LLC (April 2003-Present); President, Ovitech (2002-2003); Vice President of Information Systems for DFG Foods, LLC (Division of FoodBrands America/Tyson Foods) (1999-2002); Systems Manager, Nabisco Biscuit Company (1997-1999)

  *  This is the period for which the Officers began serving the Trust. Each Officer serves an indefinite term, until his successor is elected.

68

PowerShares    Leading the Intelligent ETF Revolution

PowerShares continues to offer new solutions to the complex needs demanded by advisors and investors today. PowerShares is "Leading the Intelligent ETF Revolution" providing investment advisors and investors with institutional-caliber asset management by seeking to replicate enhanced indexes in one of the more benefit-rich investment vehicles available in the marketplace today, the exchange-traded fund (ETF). Each PowerShares fund can be classified into one of three different categories based on the objective and characteristics of its underlying index: Intelligent Index, Intelligent Exposure and Intelligent Access.

For most recent portfolio performance, please visit our website at www.powershares.com.

This page contains advertising materials and should not be viewed as part of the Semi-Annual Report.
69

Intelligent Index

PowerShares believes that having insight into a stock's investment merit can have a positive impact on performance. Therefore, most PowerShares ETFs are based on Intelligent Indexes, which seek to provide alpha1 by identifying stocks with the greatest investment merit. These indexes use proprietary methodologies to identify financially strong, effectively managed and attractively priced companies with strong capital appreciation potential. Because their objective is to maximize performance, Intelligent Indexes may look different from the market.

Exchange-Traded Funds

Intelligent Index

PWC  -  Dynamic Market

PWO  -  Dynamic OTC

PIQ  -  Dynamic MagniQuant

PJF  -  Dynamic Large Cap

PJG  -  Dynamic Mid Cap

PJM  -  Dynamic Small Cap

PWB  -  Dynamic Large Cap Growth

PWV  -  Dynamic Large Cap Value

PWJ  -  Dynamic Mid Cap Growth

PWP  -  Dynamic Mid Cap Value

PWT  -  Dynamic Small Cap Growth

PWY  -  Dynamic Small Cap Value

PGZ  -  Dynamic Aggressive Growth

PVM  -  Dynamic Deep Value

PYZ  -  Dynamic Basic Materials Sector

PEZ  -  Dynamic Consumer Discretionary Sector

PSL  -  Dynamic Consumer Staples Sector

PXI  -  Dynamic Energy Sector

PFI  -  Dynamic Financials Sector

PTH  -  Dynamic Healthcare Sector

PRN  -  Dynamic Industrials Sector

PTF  -  Dynamic Technology Sector

PTE  -  Dynamic Telecommunications & Wireless

PUI  -  Dynamic Utilities

PJB  -  Dynamic Banking

PBE  -  Dynamic Biotechnology & Genome

PKB  -  Dynamic Building & Construction

PXE  -  Dynamic Energy Exploration & Production

PBJ  -  Dynamic Food & Beverage

PHW  -  Dynamic Hardware & Consumer Electronics

PTJ  -  Dynamic Healthcare Services

PIC  -  Dynamic Insurance

PEJ  -  Dynamic Leisure and Entertainment

PBS  -  Dynamic Media

PXQ  -  Dynamic Networking

PXJ  -  Dynamic Oil & Gas Services

PJP  -  Dynamic Pharmaceuticals

PMR  -  Dynamic Retail

PSI  -  Dynamic Semiconductors

PSJ  -  Dynamic Software

1 Alpha is a measure of risk adjusted performance relative to a benchmark or the market.

This page contains advertising materials and should not be viewed as part of the Semi-Annual Report.
70

Intelligent Exposure

For investors looking for more market-like exposure, PowerShares offers a lineup of ETFs that seek to track indexes with an Intelligent Exposure objective. These indexes seek to provide accurate exposure to the economy, yet are constructed using more sophisticated techniques than traditional benchmark indexes, which typically use a weighting structure based on market capitalization. Under this traditional structure, market speculation can lead to significant mispricing of stocks and, therefore, suboptimal weights in the index. But indexes seeking Intelligent Exposure use a weighting structure based on company fundamentals: sales, cash flow, book value and dividends. PowerShares believes these factors paint a truer picture of a company's size and lead to more optimal index weightings.

Exchange-Traded Funds

Intelligent Exposure

PRF  -  FTSE RAFI US 1000

PRFZ  -  FTSE RAFI US 1500 Small-Mid

PRFM  -  FTSE RAFI Basic Materials Sector

PRFG  -  FTSE RAFI Consumer Goods Sector

PRFS  -  FTSE RAFI Consumer Services Sector

PRFE  -  FTSE RAFI Energy Sector

PRFF  -  FTSE RAFI Financials Sector

PRFH  -  FTSE RAFI Health Care Sector

PRFN  -  FTSE RAFI Industrials Sector

PRFQ  -  FTSE RAFI Telecom & Technology Sector

PRFU  -  FTSE RAFI Utilities Sector

Intelligent Access

Without targeted investment products, unique market segments such as currency or nanotech may be difficult for investors to access. These segments are the focus of indexes that promote Intelligent Access. PowerShares has a diverse lineup of ETFs based on indexes that offer exposure to specific, unique or previously uncovered market areas.

Exchange-Traded Funds

Intelligent Access

PPA  -  Aerospace & Defense

ADRA  -  BLDRS Asia 50 ADR Index Fund

ADRD  -  BLDRS Developed Markets 100 ADR Index Fund

ADRE  -  BLDRS Emerging Markets 50 ADR Index Fund

ADRU  -  BLDRS Europe 100 ADR Index Fund

PKW  -  Buyback Achievers

PZD  -  Cleantech

PFM  -  Dividend Achievers

PDP  -  DWA Technical Lenders

PGF  -  Financial Preferred

PGJ  -  Golden Dragon Halter USX China

PHJ  -  High Growth Rate Dividend Achievers

PEY  -  High Yield Equity Dividend Achievers

PID  -  International Dividend Achievers

PSP  -  Listed Private Equity

PXN  -  Lux Nanotech

QQQQ  -  PowerShares QQQ

PYH  -  Value Line Industry Rotation

PIV  -  Value Line Timeliness Select

PHO  -  Water Resources

PBW  -  WilderHill Clean Energy

PUW  -  WilderHill Progressive Energy

PZI  -  Zacks Micro Cap

PZJ  -  Zacks Small Cap

This page contains advertising materials and should not be viewed as part of the Semi-Annual Report.
71

PowerShares   Asset Class Guide

Domestic Equity

Broad

PWC  Dynamic Market

PWO  Dynamic OTC

PIV  Value Line Timeliness Select

PRF  FTSE RAFI US 1000

PRFZ  FTSE RAFI US 1500

PIQ  Dynamic MagniQuant

QQQQ  PowerShares QQQ

PKW  Buyback Achievers

PDP  DWA Technical Leaders

PVM  Dynamic Deep Value

PGZ  Dynamic Aggressive Growth

Style

PJF  Dynamic Large Cap

PWB  Dynamic Large Cap Growth

PWV  Dynamic Large Cap Value

PJG  Dynamic Mid Cap

PWJ  Dynamic Mid Cap Growth

PWP  Dynamic Mid Cap Value

PJM  Dynamic Small Cap

PWT  Dynamic Small Cap Growth

PWY  Dynamic Small Cap Value

PZJ  Zacks Small Cap

PZI  Zacks Micro Cap

International/Region

Region

PPGJ  Golden Dragon Halter USX China

ADRA  BLDRS Asia 50 ADR Index Fund

ADRD  BLDRS Developed Markets 100 ADR Index Fund

ADRE  BLDRS Emerging Markets 50 ADR Index Fund

ADRU  BLDRS Europe 100 ADR Index Fund

Income

PID  International Dividend Achievers

Income/Dividend

PEY  High Yield Equity Dividend Achievers

PHJ  High Growth Rate Dividend Achievers

PFM  Dividend Achievers

PGF  Financial Preferred

Sector and Industry

Sector

PUI  Dynamic Utilities

PYZ  Dynamic Basic Materials Sector

PEZ  Dynamic Consumer Discretionary Sector

PSL  Dynamic Consumer Staples Sector

PXI  Dynamic Energy Sector

PFI  Dynamic Financial Sector

PTH  Dynamic Healthcare Sector

PRN  Dynamic Industrials Sector

PTF  Dynamic Technology Sector

PTE  Dynamic Telecommunications & Wireless

PRFG  FTSE RAFI Consumer Goods Sector

PRFS  FTSE RAFI Consumer Services Sector

PRFE  FTSE RAFI Energy Sector

PRFF  FTSE RAFI Financials Sector

PRFH  FTSE RAFI Health Care Sector

PRFN  FTSE RAFI Industrials Sector

PRFM  FTSE RAFI Basic Materials Sector

PRFQ  FTSE RAFI Telecommunications & Technology Sector

PRFU  FTSE RAFI Utilities Sector

Industry

PJB  Dynamic Banking Sector

PBE  Dynamic Biotechnology & Genome

PKB  Dynamic Building & Construction

PXE  Dynamic Energy Exploration & Production

PBJ  Dynamic Food & Beverage

PHW  Dynamic Hardware & Consumer Electronics

PTJ  Dynamic Healthcare Services Sector

PIC  Dynamic Insurance

PEJ  Dynamic Leisure and Entertainment

PBS  Dynamic Media

PXQ  Dynamic Networking

PXJ  Dynamic Oil & Gas Services

PJP  Dynamic Pharmaceuticals

PMR  Dynamic Retail

PSI  Dynamic Semiconductors

PSJ  Dynamic Software

PPA  Aerospace & Defense

PBW  Clean Energy

PZD  Cleantech

PSP  Listed Private Equity

PXN  Nanotech

PUW  Progressive Energy

PYH  Value Line Industry Rotation

PHO  Water Resources

This page contains advertising materials and should not be viewed as part of the Semi-Annual Report.
72

PowerShares   Risk Spectrum

Domestic Equity

More Conservative

Dynamic Deep Value

Dynamic Large Cap

Dynamic Mid Cap

Dynamic MagniQuant

Buyback Achievers

DWA Technical Leaders

Dynamic Small Cap

Dynamic Large Cap Value

FTSE RAFI US 1000

Dynamic Mid Cap Value

Dynamic Market

Dynamic Aggressive Growth

Dynamic Small Cap Value

FTSE RAFI US 1500 Small-Mid

Zacks Micro Cap

PowerShares QQQ

Dynamic Large Cap Growth

Dynamic Mid Cap Growth

Zacks Small Cap

Value Line Timeliness Select

Dynamic Small Cap Growth

Dynamic OTC

More Aggressive

International/Region

More Conservative

BLDRS Europe 100 ADR Index Fund

BLDRS Developed Markets 100 ADR Index Fund

BLDRS Asia 50 ADR Index Fund

International Dividend Achievers

BLDRS Emerging Markets 50 ADR Index Fund

Golden Dragon Halter USX China

More Aggressive

Income/Dividend

More Conservative

Financial Preferred

High Yield Equity Dividend Achievers

Dividend Achievers

High Growth Rate Dividend Achievers

More Aggressive

Sector and Industry

More Conservative

Dynamic Consumer Staples Sector

Dynamic Food & Beverage

Dynamic Banking Sector

Dynamic Financial Sector

Dynamic Utilities

Dynamic Insurance

FTSE RAFI Health Care Sector

Dynamic Healthcare Sector

FTSE RAFI Financials Sector

Dynamic Industrials Sector

Dynamic Media

Aerospace & Defense

FTSE RAFI Industrials Sector

Dynamic Pharmaceuticals

Dynamic Consumer Discretionary Sector

Dynamic Healthcare Services Sector

Dynamic Leisure and Entertainment

FTSE RAFI Consumer Goods Sector

FTSE RAFI Utilities Sector

Water Resources

FTSE RAFI Consumer Services Sector

FTSE RAFI Basic Materials Sector

Dynamic Basic Materials Sector

Dynamic Retail

FTSE RAFI Energy Sector

Dynamic Energy Sector

Dynamic Building & Construction

Value Line Industry Rotation

Dynamic Technology Sector

Progressive Energy

Dynamic Biotechnology & Genome

Dynamic Software

Nanotech

Dynamic Energy Exploration & Production

FTSE RAFI Telecommunications & Technology Sector

Dynamic Hardware & Consumer Electronics

Dynamic Telecommunications & Wireless

Dynamic Oil & Gas Services

Cleantech

Listed Private Equity

Clean Energy

Dynamic Networking

Dynamic Semiconductors

More Aggressive

This page contains advertising materials and should not be viewed as part of the Semi-Annual Report.
73

Exchange-Traded Funds

ETFs are investment funds that trade like individual stocks on all of the major exchanges, similar to shares of publicly held companies. They can be bought and sold on an exchange at any moment during market hours. Since they are listed and traded on an exchange, you can be confident that you are investing in a well-regulated market.

ETFs are one of the fastest growing investment products in the worldwide financial marketplace. As of 3.31.2007, 432 ETFs were listed in the U.S. with $433 billion in assets, up from two products with only $1 billion in assets in 1995.

ETFs seek investment results that correspond generally to the price and yield (before fees and expenses) of a listed index. While most ETFs share a similar objective, the principal investment strategies of the underlying indexes can have substantial differences. It is important to gain a clear understanding of an ETF's underlying index as the index's objective is inherently passed on to the fund shareholders by seeking to replicate the index.

Indexes

An index is a selection process or appointed committee that groups selected securities together to track their movement in aggregate. While only a few indexes are mentioned on the daily news, there are hundreds of indexes in existence today that differ from each other in diverse ways.

Broad Market

Broad market indexes are what most people think of when an index is mentioned. These indexes are designed to track the performance of the broad market.

Benchmark

Benchmark indexes are created to set a standard by which the performance or movement of individual securities and asset managers can be measured.

Exchange Composite

These indexes are designed to provide a comprehensive measure of the performance of all commons stocks listed on a particular exchange.

Sector or Industry

The aggregate financial marketplace is generally broken down into roughly ten sectors which are further dissected into many specific industries.

Style

Style indexes are created to identify groups of stocks that are either growth (companies currently experiencing appreciation or significant earnings or revenue growth) or value (companies determined to be under priced by fundamental measures) oriented.

Company Size

Market-capitalization indexes group together companies that are similar in size based on the number of outstanding shares times the share price, while fundamentally weighted indexes group together stocks of companies based on their financial fundamental valuation.

International / Country

International indexes group together stocks of companies that are affiliated by location outside of the U.S. or companies located with a specific country or region.

Income / Bond

Income indexes group stocks based on their type of income of securities, while bond indexes are designed to show the average performance of a group of debt securities.

This page contains advertising materials and should not be viewed as part of the Semi-Annual Report.
74

Specialty / Enhanced

Many other specialty indexes are created with specific investment management objectives or for customized purposes. These indexes can be created specifically with the intention to be used as the basis for an ETF. Investor targets can be met through an ETF where the index has the objective(s) of capital appreciation, risk control, income or diversification.

Benefits of PowerShares

PowerShares ETFs offer investors a low-cost, tax-efficient investment in a professionally crafted portfolio consisting of some of the best managed companies and most timely investments. See important risk factors in back.

Tax Advantaged Product Design

Taxes may be one of the most critical and overlooked factors in wealth creation over time. The ETF product structure defers some or possibly all capital gains until investors sell their shares.

Low Ownership Cost

ETFs provide lower ownership cost because of their efficient structure. PowerShares have established expense caps to make the cost of ownership clear and straightforward for investors. Ordinary brokerage commissions apply.

Flexibility, Transparency

PowerShares' ETFs offer flexibility as shares can be bought and sold throughout the day through exchange trading. Fund holdings are disclosed every day. Options based on the funds are available, possibly increasing financial management opportunities for advisors and their clients.

Near Instant Liquidity, Trades at or Close to NAV

PowerShares may be bought and sold on the exchange at any time during market hours. Although shares are not individually redeemable directly from the fund itself, authorized participants may acquire shares and tender shares for redemption, through creation unit aggregations. ETFs are not closed-end funds and trade at or near net asset values.

This page contains advertising materials and should not be viewed as part of the Semi-Annual Report.
75

This page intentionally left blank

PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 337-4246. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 337-4246; or (ii) accessing the Funds' Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the Commission's website at www.sec.gov. The Funds' Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

SEMI-ANNUAL REPORT

The financial statements contained herein have been created from the respective Fund's books and records without any involvement of the Funds independent registered public accounting firm.

There are risks involved in investing in ETFs, including possible loss of money. Investing in securities of small and medium sized companies involves greater risk than is customarily associated with investing in more established companies, and investments in concentrated industry sectors involve greater risks than investments that are more diversified. PowerShares ETFs are not actively managed and are subject to risks similar to stocks, including those related to short selling and margin maintenance. PowerShares ETFs are not FDIC insured, may lose value and have no bank guarantee. PowerShares is a registered trademark of PowerShares Capital Management LLC. Past performance is not a guarantee of future results.

A I M Distributors, Inc. is the distributor of the PowerShares Exchange-Traded Fund Trust.

An investor should consider each Fund's investment objective, risks, charges and expenses carefully before investing. For more complete information about PowerShares ETFs call A I M Distributors, Inc. at (800) 337-4246 or visit our website powershares.com for a prospectus. Please read the prospectus carefully before investing.

301 W. Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.powershares.com

P-PS-SAR-3

2007 Semi-Annual Report to Shareholders

31 October 2007

PowerShares Dynamic Banking Portfolio

PowerShares Dynamic Biotechnology & Genome Portfolio

PowerShares Dynamic Building & Construction Portfolio

PowerShares Dynamic Energy Exploration & Production Portfolio

PowerShares Dynamic Food & Beverage Portfolio

PowerShares Dynamic Hardware & Consumer Electronics Portfolio

PowerShares Dynamic Healthcare Services Portfolio

PowerShares Dynamic Insurance Portfolio

PowerShares Dynamic Leisure and Entertainment Portfolio

PowerShares Dynamic Media Portfolio

PowerShares Dynamic Networking Portfolio

PowerShares Dynamic Oil & Gas Services Portfolio

PowerShares Dynamic Pharmaceuticals Portfolio

PowerShares Dynamic Retail Portfolio

PowerShares Dynamic Semiconductors Portfolio

PowerShares Dynamic Software Portfolio

Shareholder Letter	2

The Market Environment	3

Manager's Analysis	4

Funds' Distribution History	36

Frequency Distribution of Discounts & Premiums	40

Fees and Expenses	42

Industry Portfolios

Schedules of Investments

PowerShares Dynamic Banking Portfolio	45

PowerShares Dynamic Biotechnology & Genome Portfolio	46

PowerShares Dynamic Building & Construction Portfolio	47

PowerShares Dynamic Energy Exploration & Production Portfolio	48

PowerShares Dynamic Food & Beverage Portfolio	49

PowerShares Dynamic Hardware & Consumer Electronics Portfolio	50

PowerShares Dynamic Healthcare Services Portfolio	51

PowerShares Dynamic Insurance Portfolio	52

PowerShares Dynamic Leisure and Entertainment Portfolio	53

PowerShares Dynamic Media Portfolio	54

PowerShares Dynamic Networking Portfolio	55

PowerShares Dynamic Oil & Gas Services Portfolio	56

PowerShares Dynamic Pharmaceuticals Portfolio	57

PowerShares Dynamic Retail Portfolio	58

PowerShares Dynamic Semiconductors Portfolio	59

PowerShares Dynamic Software Portfolio	60

Statements of Assets and Liabilities	62

Statements of Operations	64

Statements of Changes in Net Assets	66

Financial Highlights	72

Notes to Financial Statements	80

Supplemental Information	91

To My Fellow Investors,

It is exciting to report to you on the recent results of the growing family of PowerShares Exchange-Traded Funds and to express my gratitude for you confidence in and support of PowerShares Capital Management LLC.

PowerShares ETFs have continued to experience excellent growth over the past six months. We have added 24 new funds which are trading on US stock exchanges. Our sister company, PowerShares Capital Management — Ireland has launched 13 new funds trading on five European exchanges. This brings our total offering to 105 ETFs at year end and growing total assets under management to over $14 billion.

On behalf of PowerShares and the Board of Trustees for the PowerShares Exchange-Traded Fund Trust, I am grateful for your participation in our family of ETFs. We look forward to serving you in the future.

Highest Regards,

H. Bruce Bond

President and Chairman of the Board of Trustees
PowerShares Exchange-Traded Fund Trust

2

The Market Environment

The major U.S. markets were volatile during the six month reporting period ending October 31, 2007. The S&P 500® Index was up 5.48%, the Dow Jones Industrial Average was up 7.78% and the NASDAQ ended up 13.68%, each hitting their yearly highs during this period. The volatility in the markets was due primarily in response to the deteriorating housing market, the sub-prime crisis, declining dollar vs. major currencies, rising demand in commodities (gold hitting record highs) and the rising price of oil. With the increased volatility in the markets, growth stocks outperformed value stocks. The overall economy remained stable but consumer sentiment began to worsen as uncertainty and volatility in the markets heightened throughout the period. During the September 18th policy meeting, the Federal Reserve took aggressive steps by unanimously voting to cut both the target funds rate and overnight discount rate by 50 bps to help ease pressure on the financial markets and to shield the economy from a potential recession and turmoil caused by the uncertainty of how far reaching the sub-prime crisis would spread. The target funds rate moved from 5.25% to 4.75%, the first cut in four years, and the discount rate moved from 5.75% to 5.25%. The credit crisis, declining dollar, gold reaching new highs and oil nearing $90 per barrel, continue to put pressure on the overall economy which led to fear of inflation and whether a recession was in the near future.

3

Manager's Analysis

PowerShares Dynamic Banking Portfolio (ticker: PJB)

The PowerShares Dynamic Banking Portfolio is based on the Dynamic Banking IntellidexSM Index. The Index thoroughly evaluates companies based on a variety of investment merit criteria, including fundamental growth, stock valuation, investment timeliness and risk factors. Securities shown to possess the greatest capital appreciation potential are selected by the index and incorporated by the portfolio manager.

The portfolio returned -9.20% compared to the Dow Jones Regional Banks Index which returned -11.72%. The portfolio was heavily weighted in the commercial banks industry with slight exposure to the thrifts & mortgage finance and the diversified financial services industries. Within commercial banks, the biggest laggards were Comercia, KeyCorp, Sterling Financial, Fifth Third Bancorp and JPMorgan Chase & Co. Northern Trust and Chittenden added positively to performance for the period.

Industry Breakdown (% of the Fund's

Net Assets) as of 31 October 2007

Commercial Banks-Central US	18.6
Commercial Banks-Eastern US	16.0
Super-Regional Banks-US	13.7
Commercial Banks-Southern US	13.3
Commercial Banks-Western US	13.3
Fiduciary Banks	8.9
Finance-Investment Banker/Broker	5.5
S&L/Thrifts-Western US	4.4
S&L/Thrifts-Central US	3.1
S&L/Thrifts-Eastern US	2.8
Money Market Fund	0.3
Other	0.1

Style Allocation (%)

as of 31 October 2007

Mid-Cap Value	46.4
Small-Cap Value	39.8
Large-Cap Value	10.4
Mid-Cap Growth	3.1
Small-Cap Growth	0.3

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 31 October 2007

Security
Northern Trust Corp.	6.3
JPMorgan Chase & Co.	5.5
Marshall & Illsley Corp.	5.0
Bank of America Corp.	4.9
M&T Bank Corp.	4.9
UnionBanCal Corp.	4.7
KeyCorp.	4.4
Comerica, Inc.	4.3
Commerce Bancorp, Inc.	3.1
TFS Financial Corp.	3.1
Total	46.2

4

Manager's Analysis (Continued)

PowerShares Dynamic Banking Portfolio (ticker: PJB)

  Fund Performance History (%)  As of 31 October 2007

Index

		Avg. Ann.†	Fund Inception
	6 Month	1 Year	Avg. Ann.†	Cumulative
Dynamic Banking IntellidexSM Index	-8.71	-10.96	-12.24	-12.85
Dow Jones Regional Banks Index	-11.72	-9.68	-9.93	-10.43
KBW Banking Index	-9.48	-12.80	-13.83	-14.52

Fund

NAV Return	-9.20	-11.89	-13.18	-13.82
Share Price Return	-9.07	-11.62	-13.04	-13.67

Inception: 12 October 2006

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 2.73%. In the Financial Highlights section of this Semi-Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.70% while the Fund's gross annualized total operating expense ratio was 1.02%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Dow Jones Regional Banks Index and the KBW Banking Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 50 and 24 common stocks, respectively.

† Average annualized.

5

Manager's Analysis

PowerShares Dynamic Biotechnology & Genome Portfolio (ticker: PBE)

The PowerShares Dynamic Biotechnology & Genome Portfolio (Fund) seeks to replicate, before fees and expenses, the Dynamic Biotechnology & Genome IntellidexSM Index, which is designed to provide capital appreciation by thoroughly evaluating companies based on a variety of investment merit criteria, including fundamental growth, stock valuation, investment timeliness and risk factors.

The Fund returned 1.92% underperforming the S&P SuperComposite Biotechnology Index which returned 6.49% during the same period. Biotechnology, which has the most weight in the Fund, contributed the most to performance for the portfolio. Isis Pharmaceuticals, Myriad Genetics and Biogen led the way in the biotechnology industry. There were several stocks which impacted the portfolio negatively including ViroPharama in the pharmaceuticals industry, Bruker BioSciences in the life sciences tools & services industry along with Vertex Pharmaceuticals and Portalix BioTherapeutics in biotechnology.

Industry Breakdown (% of the Fund's

Net Assets) as of 31 October 2007

Biotechnology	54.5
Pharmaceuticals	45.7
Other	(0.2)

Style Allocation (%)

as of 31 October 2007

Small-Cap Growth	48.9
Mid-Cap Growth	24.4
Large-Cap Growth	21.4
Large-Cap Value	5.3

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 31 October 2007

Security
Gilead Sciences, Inc.	5.9
ImClone Systems, Inc.	5.8
Genzyme Corp.	5.6
Biogen Idec, Inc.	5.4
Millennium Pharmaceuticals, Inc.	5.4
Amgen, Inc.	5.3
Genentech, Inc.	4.6
Vertex Pharmaceuticals, Inc.	3.8
Isis Pharmaceuticals, Inc.	3.6
Alnylam Pharmaceuticals, Inc.	3.4
Total	48.8

6

Manager's Analysis (Continued)

PowerShares Dynamic Biotechnology & Genome Portfolio (ticker: PBE)

Fund Performance History (%)  As of 31 October 2007

Index

		Avg. Ann.†	Fund Inception
	6 Month	1 Year	Avg. Ann.†	Cumulative
Dynamic Biotechnology & Genome IntellidexSM Index	1.93	6.66	12.96	33.34
S&P SuperComposite Biotechnology Index	6.49	6.90	15.17	39.58
Russell 3000® Index	5.17	14.53	13.68	35.37

Fund

NAV Return	1.92	6.21	13.12	33.72
Share Price Return	1.74	5.99	13.01	33.40

Fund Inception: 23 June 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 0.65%. In the Financial Highlights section of this Semi-Annual Report, the Fund's net annualized total operating expense ratio was determined to be 0.63% while the Fund's gross annualized total operating expense ratio (before expense reimbursements to the Adviser) was 0.62%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The Index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Biotechnology Index and the Russell 3000® Index are an unmanaged indices used as a measurement of change in stock market conditions based on the average performance of 14 and 2,918 common stocks, respectively.

† Average annualized.

7

Manager's Analysis

PowerShares Dynamic Building & Construction Portfolio (ticker: PKB)

The PowerShares Dynamic Building & Construction Portfolio seeks to replicate, before fees and expenses, the Dynamic Building and Construction IntellidexSM Index. The Index thoroughly evaluates companies based on a variety of investment merit criteria, including fundamental growth, stock valuation, investment timeliness and risk factors. Securities shown to possess the greatest capital appreciation potential are selected by the index.

During the reporting period, the Fund has returned 7.70%, underperforming the S&P SuperComposite Construction & Engineering Index which returned 58.57% during the same period. The Fund had poor allocation across the industries relative to the S&P index. The Fund was underweight the construction & engineering industry, 23% vs. 100%, which had a positive return of 48.10%.

The construction materials and specialty retail were the two industries which hurt the Fund's performance. Within construction materials, Vulcan Materials and Martin Marietta Materials, each down 30.23% and 10.91% respectively, were the laggards. Within specialty retail, Home Depot, Lowe's and Tractor Supply each had negative returns for the period. Jacobs Engineering Group, Fluor Corporation were the leading contributors to performance within the construction & engineering industry along with Valmont Industries and Manitowac within machinery.

Industry Breakdown (% of the Fund's

Net Assets) as of 31 October 2007

Engineering & Construction	30.0
Building Materials	15.2
Machinery-Construction & Mining	11.7
Retail	10.5
Machinery-Diversified	5.6
Electric	5.5
Textiles	4.8
Environmental Control	3.2
Metal Fabricate/Hardware	2.8
Commercial Services	2.8
Telecommunications	2.8
Office Furnishings	2.8
Home Builders	2.3
Other	0.0

Style Allocation (%)

as of 31 October 2007

Small-Cap Growth	24.9
Mid-Cap Growth	22.1
Small-Cap Value	20.8
Mid-Cap Value	19.2
Large-Cap Value	13.0

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 31 October 2007

Security
Jacobs Engineering Group, Inc.	6.4
Fluor Corp.	6.0
American Standard Cos., Inc.	4.9
Caterpillar, Inc.	4.8
Mohawk Industries, Inc.	4.8
Terex Corp.	4.5
Lowe's Cos., Inc.	4.2
Home Depot (The), Inc.	4.0
Aecom Technology Corp.	3.3
Manitowoc (The) Co., Inc.	3.3
Total	46.2

8

Manager's Analysis (Continued)

PowerShares Dynamic Building & Construction Portfolio (ticker: PKB)

Fund Performance History (%)  As of 31 October 2007

Index

		Avg. Ann.†	Fund Inception
	6 Month	1 Year	Avg. Ann.†	Cumulative
Dynamic Building and Construction IntellidexSM Index	8.15	29.57	16.33	35.72
S&P SuperComposite Construction & Engineering Index	58.57	93.94	57.68	150.80
Russell 3000® Index	5.17	14.53	16.05	35.06

Fund

NAV Return	7.70	28.69	14.81	32.07
Share Price Return	7.46	28.53	14.67	31.73

\

Fund Inception: 26 October 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 1.54%. In the Financial Highlights section of this Semi-Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.63% while the Fund's gross annualized total operating expense ratio was 1.12%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The Index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Construction & Engineering Index and the Russell 3000® Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of 9 and 2,918 common stocks, respectively.

† Average annualized.

9

Manager's Analysis

PowerShares Dynamic Energy Exploration & Production Portfolio (ticker: PXE)

The PowerShares Dynamic Energy Exploration & Production Portfolio seeks to replicate, before fees and expenses, the Dynamic Energy Exploration & Production IntellidexSM Index. The index thoroughly evaluates companies based on a variety of investment merit criteria, including fundamental growth, stock valuation, investment timeliness and risk factors. Securities shown to possess the greatest capital appreciation potential are selected by the index.

The portfolio returned a solid 17.42% relative to the S&P SuperComposite Oil & Gas Exploration & Production Index which returned 26.47%. During the time period, the price of oil rose dramatically nearing the $100 per barrel range causing the energy industry to outperform. The top contributors to the portfolio's performance were Occidental Petroleum, Apache, Devon Engery, Whiting Petroleum and Chevron Petroleum Development. Mariner Energy and BreitBrun Energy Partners were two of the largest laggards.

Industry Breakdown (% of the Fund's

Net Assets) as of 31 October 2007

Oil Companies-Exploration & Production	54.7
Oil Companies-Integrated	18.8
Oil Refining & Marketing	18.4
Gas-Distribution	2.8
Pipelines	2.7
Oil & Gas Drilling	2.6
Other	0.0

Style Allocation (%)

as of 31 October 2007

Large-Cap Value	39.5
Mid-Cap Value	28.6
Small-Cap Value	14.4
Mid-Cap Growth	9.3
Small-Cap Growth	8.2

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 31 October 2007

Security
Apache Corp.	5.8
Devon Energy Corp.	5.3
Occidental Petroleum Corp.	5.2
Hess Corp.	5.0
Marathon Oil Corp.	4.7
Exxon Mobil Corp.	4.6
Chevron Corp.	4.5
Valero Energy Corp.	4.4
Whiting Petroleum Corp.	3.4
Denbury Resources, Inc.	3.3
Total	46.2

10

Manager's Analysis (Continued)

PowerShares Dynamic Energy Exploration & Production Portfolio (ticker: PXE)

Fund Performance History (%)  As of 31 October 2007

Index

		Avg. Ann.†	Fund Inception
	6 Month	1 Year	Avg. Ann.†	Cumulative
Dynamic Energy Exploration & Production IntellidexSM Index	17.86	36.87	25.49	58.17
S&P SuperComposite Oil & Gas Exploration & Production Index	26.47	39.95	24.95	56.81
Russell 3000® Index	5.17	14.53	16.05	35.06

Fund

NAV Return	17.42	35.77	24.96	56.63
Share Price Return	17.37	35.63	24.80	56.24

Fund Inception: 26 October 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 0.72%. In the Financial Highlights section of this Semi-Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.63% while the Fund's gross annualized total operating expense ratio was 0.65%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Oil & Gas Exploration & Production Index and the Russell 3000® Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of 24 and 2,918 common stocks, respectively.

† Average annualized.

11

Manager's Analysis

PowerShares Dynamic Food & Beverage Portfolio (ticker: PBJ)

The PowerShares Dynamic Food & Beverage Portfolio is based on the Dynamic Food & Beverage IntellidexSM Index which seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

The Fund returned 3.36% but underperformed the S&P SuperComposite Food & Tobacco Products Index which returned 7.42% during the same period. Beverage and chemical stocks performed the best during the period. An overweight in food products, which underperformed, contributed negatively to the Fund's performance. Hanson Natural Corporation, Monsanto Co. and Yum! Brands were the leaders and contributed the most to the Fund's overall performance. Seaboard Corporation a food products company and Winn-Dixie Stores were the biggest laggards to the Fund.

Industry Breakdown (% of the Fund's

Net Assets) as of 31 October 2007

Food	58.0
Beverages	16.0
Retail	13.8
Chemicals	6.5
Agriculture	3.2
Miscellaneous Manufacturing	2.5
Other	0.0

Style Allocation (%)

as of 31 October 2007

Mid-Cap Value	38.9
Large-Cap Value	20.1
Large-Cap Growth	16.2
Small-Cap Value	15.8
Mid-Cap Growth	9.0

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 31 October 2007

Security
Monsanto Co.	6.5
Yum! Brands, Inc.	5.7
Kroger (The) Co.	5.1
Wm. Wrigley Jr. Co.	4.9
General Mills, Inc.	4.8
Sysco Corp.	4.8
Campbell Soup Co.	4.6
Kellogg Co.	4.5
Hansen Natural Corp.	3.8
Fresh Del Monte Produce, Inc. (Cayman Islands)	3.5
Total	48.2

12

Manager's Analysis (Continued)

PowerShares Dynamic Food & Beverage Portfolio (ticker: PBJ)

Fund Performance History (%)  As of 31 October 2007

Index

		Avg. Ann.†	Fund Inception
	6 Month	1 Year	Avg. Ann.†	Cumulative
Dynamic Food & Beverage IntellidexSM Index	3.76	14.44	10.26	25.94
S&P SuperComposite Food & Tobacco Products Index	7.42	18.08	53.77	176.27
Russell 3000® Index	5.17	14.53	13.68	35.37

Fund

NAV Return	3.36	13.73	9.59	24.07
Share Price Return	3.25	13.46	9.56	24.00

Fund Inception: 23 June 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 1.10%. In the Financial Highlights section of this Semi-Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.63% while the Fund's gross annualized total operating expense ratio was 0.96%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Food & Tobacco Products Index and the Russell 3000® Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of 42 and 2,918 common stocks, respectively.

† Average annualized.

13

Manager's Analysis

PowerShares Dynamic Hardware & Consumer Electronics (ticker: PHW)

The PowerShares Dynamic Hardware & Consumer Electronics Portfolio is based on the Dynamic Hardware & Consumer Electronics IntellidexSM Index, and seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

The Fund returned a strong 18.11% while the comparable the S&P SuperComposite Technology Hardware & Equipment Index returned 21.82%. Stocks which contributed the most to the solid performance of the fund included Apple, EMC Corp., Synaptics, Western Digital and Garmin Ltd. Stock selection in the computers & peripherals contributed to underperformance of the portfolio, specifically overweight positions in Network Appliance, Lexmark International and Gateway.

Industry Breakdown (% of the Fund's

Net Assets) as of 31 October 2007

Computers	47.3
Elecronics	25.0
Telecommunications	7.5
Office/Business Equipment	6.9
Semiconductors	5.7
Micellaneous Manufacturing	2.7
Machinery-Diversified	2.7
Internet	2.1
Other	0.1

Style Allocation (%)

as of 31 October 2007

Large-Cap Growth	26.8
Small-Cap Value	26.3
Mid-Cap Growth	19.1
Mid-Cap Value	15.1
Small-Cap Growth	8.1
Large-Cap Value	4.6

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 31 October 2007

Security
Apple, Inc.	6.3
EMC Corp.	5.9
Network Appliance, Inc.	5.2
Dell, Inc.	5.0
Garmin Ltd. (Cayman Islands)	4.8
Hewlett-Packard Co.	4.8
Xerox Corp.	4.7
Agilent Technologies, Inc.	4.6
Brocade Communications Systems, Inc.	3.4
Synaptics, Inc.	3.1
Total	47.8

14

Manager's Analysis (Continued)

PowerShares Dynamic Hardware & Consumer Electronics Portfolio (ticker: PHW)

Fund Performance History (%)  As of 31 October 2007

Index

		Avg. Ann.†	Fund Inception
	6 Month	1 Year	Avg. Ann.†	Cumulative
Dynamic Hardware & Consumer Electronics IntellidexSM Index	18.25	25.79	19.04	39.44
S&P SuperComposite Technology Hardware & Equipment Index	21.82	32.22	19.40	40.24
Russell 3000® Index	5.17	14.53	13.25	26.78

Fund

NAV Return	18.11	25.25	18.51	38.10
Share Price Return	17.97	25.10	18.41	37.90

Fund Inception: 6 December 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 1.83%. In the Financial Highlights section of this Semi-Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.63% while the Fund's gross annualized total operating expense ratio was 1.50%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Technology Hardware & Equipment Index and the Russell 3000® Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of 107 and 2,918 common stocks, respectively.

† Average annualized.

15

Manager's Analysis

PowerShares Dynamic Healthcare Services Portfolio (ticker: PTJ)

The PowerShares Dynamic Healthcare Services Portfolio is based on the Dynamic Healthcare Services IntellidexSM Index. The Index thoroughly evaluates companies based on a variety of investment merit criteria, including fundamental growth, stock valuation, investment timeliness and risk factors. Securities shown to possess the greatest capital appreciation potential are selected by the Index

Over the past six months the Fund has returned 3.53% and is up 15.79% since its launch. During the reporting period, the Fund outperformed the Dow Jones US Healthcare Index which was up 1.29% as well as the narrower Dow Jones Healthcare Providers Index up 2.45%. Those stocks which contributed the most to the portfolio's performance were Waters Corporation and Baxter International. WellCare Group, Apria Healthcare Group, Emergency Medical Services, HealthSpring all within health care providers & services contributed positively to the Fund's performance.

Industry Breakdown (% of the Fund's

Net Assets) as of 31 October 2007

Medical-HMO	13.4
Pharmacy Services	10.7
Medical Instruments	8.4
Medical-Outpatient/Home Medical Care	7.7
Medical-Biomedical/Gene	5.9
Health Care Cost Containment	5.5
Medical Products	5.2
Life/Health Insurance	4.8
Medical-Wholesale Drug Distribution	4.7
Instruments-Scientific	3.2
Chemicals-Specialty	3.0
Dialysis Centers	2.9
Instruments-Controls	2.9
Medical Labs & Testing Services	2.9
Consulting Services	2.9
Medical-Hospitals	2.8
Dental Supplies & Equipment	2.7
Medical-Nursing Homes	2.7
Hospital Beds/Equipment	2.6
Therapeutics	2.6
Vitamins & Nutrition Products	2.5
Other	0.0

Style Allocation (%)

as of 31 October 2007

Mid-Cap Growth	36.9
Mid-Cap Value	23.2
Large-Cap Growth	21.1
Small-Cap Growth	8.8
Small-Cap Value	5.2
Large-Cap Value	4.8

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 31 October 2007

Security
McKesson Corp.	5.5
Express Scripts, Inc.	5.5
Medco Health Solutions, Inc.	5.2
Aetna, Inc.	5.2
Baxter International, Inc.	5.2
Coventry Health Care, Inc.	5.0
CIGNA Corp.	4.8
AmerisourceBergen Corp.	4.7
Waters Corp.	3.2
Invitrogen Corp.	3.0
Total	47.3

16

Manager's Analysis (Continued)

PowerShares Dynamic Healthcare Services Portfolio (ticker: PTJ)

Fund Performance History (%)  As of 31 October 2007

Index

		Avg. Ann.†	Fund Inception
	6 Month	1 Year	Avg. Ann.†	Cumulative
Dynamic Healthcare Services IntellidexSM Index	3.89	19.73	16.68	17.66
Dow Jones US Healthcare Index	1.29	9.37	9.08	9.59
Dow Jones Healthcare Providers Index	2.45	18.36	14.28	15.11

Fund

NAV Return	3.53	18.78	15.79	16.68
Share Price Return	3.42	18.89	15.76	16.64

Fund Inception: 12 October 2006

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 1.57%. In the Financial Highlights section of this Semi-Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.69% while the Fund's gross annualized total operating expense ratio was 0.97%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Dow Jones US Healthcare Index and the Dow Jones Healthcare Providers Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 50 and 180 common stocks, respectively.

† Average annualized.

17

Manager's Analysis

PowerShares Dynamic Insurance Portfolio (ticker: PIC)

The PowerShares Dynamic Insurance Portfolio is based on the Dynamic Insurance IntellidexSM Index which seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

The Fund returned -3.87% during the reporting period, outperforming the S&P SuperComposite Insurance Index which returned -5.76% during the same period. Stock selection in mid cap value stocks contributed positively to performance while stock selection within large cap value stocks contributed negative to the Fund's performance. Those stocks which contributed positively to the portfolio's performance were Commerce Group, Markel Corp., Loews, Navigators Group and Willis Group Holdings Ltd. CAN Financial, Allstate, Selective Insurance Group, American Financial Group and Lincoln National were among the Fund's laggards.

Industry Breakdown (% of the Fund's

Net Assets) as of 31 October 2007

Property/Casualty Insurance	32.1
Life/Health Insurance	26.5
Multi-Line Insurance	25.5
Reinsurance	8.2
Insurance Brokers	7.7
Other	0.0

Style Allocation (%)

as of 31 October 2007

Mid-Cap Value	56.0
Large-Cap Value	29.9
Small-Cap Value	14.1

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 31 October 2007

Security
Hartford Financial Services Group (The), Inc.	5.2
Prudential Financial, Inc.	5.2
AON Corp.	5.0
Chubb (The) Corp.	5.0
Travelers (The) Cos., Inc.	5.0
Lincoln National Corp.	4.9
Allstate (The) Corp.	4.6
XL Capital Ltd., Class A (Cayman Islands)	4.5
StanCorp Financial Group (The), Inc.	3.1
Commerce Group, Inc.	3.0
Total	45.5

18

Manager's Analysis (Continued)

PowerShares Dynamic Insurance Portfolio (ticker: PIC)

Fund Performance History (%)  As of 31 October 2007

Index

		Avg. Ann.†	Fund Inception
	6 Month	1 Year	Avg. Ann.†	Cumulative
Dynamic Insurance IntellidexSM Index	-3.62	4.00	9.39	19.87
S&P SuperComposite Insurance Index	-5.76	2.67	6.90	14.43
Russell 3000® Index	5.17	14.53	16.05	35.06

Fund

NAV Return	-3.87	3.42	8.84	18.59
Share Price Return	-3.77	3.62	8.90	18.73

Fund Inception: 26 October 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 0.91%. In the Financial Highlights section of this Semi-Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.63% while the Fund's gross annualized total operating expense ratio was 0.78%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The Index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Insurance Index and the Russell 3000® Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of 55 and 2,918 common stocks, respectively.

† Average annualized.

19

Manager's Analysis

PowerShares Dynamic Leisure and Entertainment Portfolio (ticker: PEJ)

The PowerShares Dynamic Leisure and Entertainment Portfolio is based on the Dynamic Leisure and Entertainment IntellidexSM Index which seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

The PowerShares Dynamic Leisure and Entertainment Portfolio returned -1.48% during the reporting period. The Fund underperformed the S&P SuperComposite Hotels, Restaurants & Leisure Index which returned 6.61%. The Fund was lead by Yum! Brands, McDonald's, Chipotle Mexican Grill and WMS Industries in the hotels restaurants & leisure industry along with Expedia and Priceline.com in the internet & catalog retail industry. Ambassadors Group, Ruby Tuesday, Starwood Hotels & Resorts Worldwide and IAC/InterActiveCorp were the laggards for the period.

Industry Breakdown (% of the Fund's

Net Assets) as of 31 October 2007

Retail	41.3
Lodging	19.8
Media	15.1
Entertainment	13.9
Leisure Time	4.4
Internet	3.0
Commercial Services	2.4
Money Market Fund	0.1
Other	0.0

Style Allocation (%)

as of 31 October 2007

Mid-Cap Value	20.7
Large-Cap Growth	20.5
Mid-Cap Growth	18.1
Small-Cap Value	17.5
Large-Cap Value	16.4
Small-Cap Growth	6.8

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 31 October 2007

Security
Yum! Brands, Inc.	6.0
McDonald's Corp.	5.9
Liberty Media Corp. Capital Series A	5.6
MGM MIRAGE	5.3
Walt Disney (The) Co.	5.0
Starwood Hotels & Resorts Worldwide, Inc.	4.5
Marriott Intenational, Inc., Class A	4.5
CBS Corp., Class B	4.4
Chipotle Mexican Grill, Inc., Class A	3.6
WMS Industries, Inc.	3.1
Total	47.9

20

Manager's Analysis (Continued)

PowerShares Dynamic Leisure and Entertainment Portfolio (ticker: PEJ)

  Fund Performance History (%)  As of 31 October 2007

Index

		Avg. Ann.†	Fund Inception
	6 Month	1 Year	Avg. Ann.†	Cumulative
Dynamic Leisure and Entertainment IntellidexSM Index	-1.22	4.16	9.82	24.77
S&P SuperComposite Hotels, Restaurants & Leisure Index	6.61	12.33	14.08	36.50
Russell 3000® Index	5.17	14.53	13.68	35.37

Fund

NAV Return	-1.48	3.58	9.16	22.93
Share Price Return	-1.70	3.49	9.07	22.70

Fund Inception: 23 June 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 1.03%. In the Financial Highlights section of this Semi-Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.63% while the Fund's gross annualized total operating expense ratio was 0.84%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Hotels, Restaurants & Leisure Index and the Russell 3000® Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of 46 and 2,918 common stocks, respectively.

† Average annualized.

21

Manager's Analysis

PowerShares Dynamic Media Portfolio (ticker: PBS)

The PowerShares Dynamic Media Portfolio is based on the Dynamic Media IntellidexSM Index which seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

The PowerShares Dynamic Media Portfolio returned 0.21% during the reporting period outperforming the S&P SuperComposite Media Index which dropped 7.72%. During the reporting period, media stocks underperformed as a group. Positive stock selection in the Fund helped to contribute to the funds performance. Internet software & services companies Google and Sohu.com along with media companies Dow Jones & Co. and Gemstar-TV Guide International contributed the most to the Fund's performance. Getty Images, McGraw-Hill Cos. and Gannett Co. were the laggards in the Fund.

Industry Breakdown (% of the Fund's

Net Assets) as of 31 October 2007

Media	60.3
Internet	15.9
Advertising	9.3
Commercial Services	8.2
Computers	3.2
Entertainment	2.7
Money Market Fund	0.4
Other	0.0

Style Allocation (%)

as of 31 October 2007

Large-Cap Growth	27.2
Small-Cap Growth	25.4
Large-Cap Value	14.0
Small-Cap Value	11.5
Mid-Cap Growth	11.3
Mid-Cap Value	10.6

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 31 October 2007

Security
Google, Inc., Class A	6.4
EchoStar Communications Corp., Class A	5.4
Liberty Media Corp. - Capital, Series A	5.4
DIRECTV Group (The), Inc.	5.3
Walt Disney (The) Co.	4.8
Omnicom Group, Inc.	4.7
Sohu.com, Inc.	4.7
McGraw-Hill (The) Cos., Inc.	4.6
CBS Corp., Class B	4.3
IHS, Inc., Class A	3.2
Total	48.8

22

Manager's Analysis (Continued)

PowerShares Dynamic Media Portfolio (ticker: PBS)

  Fund Performance History (%)  As of 31 October 2007

Index

		Avg. Ann.†	Fund Inception
	6 Month	1 Year	Avg. Ann.†	Cumulative
Dynamic Media IntellidexSM Index	0.50	9.48	5.24	12.82
S&P SuperComposite Media Index	-7.72	-3.44	4.76	11.60
Russell 3000® Index	5.17	14.53	13.68	35.37

Fund

NAV Return	0.21	8.86	4.55	11.04
Share Price Return	0.27	8.65	4.55	11.04

Fund Inception: 23 June 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 1.17%. In the Financial Highlights section of this Semi-Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.63% while the Fund's gross annualized total operating expense ratio was 0.81%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Media Index and the Russell 3000® Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of 32 and 2,918 common stocks, respectively.

† Average annualized.

23

Manager's Analysis

PowerShares Dynamic Networking Portfolio (ticker: PXQ)

The PowerShares Dynamic Networking Portfolio is based on the Dynamic Networking IntellidexSM Index which seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

The PowerShares Dynamic Networking Portfolio posted a solid 11.56% return during the reporting period relative to the S&P SuperComposite Communications Equipment Index which returned 14.32%. Communications equipment companies led the Fund with Juniper, Avaya, Comtech Telecommunications and Cisco along with Citrix Systems and McAfee in the Software industry. Nextwave Wireless, Tellabs and Arris Group in communications equipment industry and Echelon Corporation an electronic equipment & instruments company were a drag on the Fund's performance.

Industry Breakdown (% of the Fund's

Net Assets) as of 31 October 2007

Telecommunications	52.4
Semiconductors	18.9
Internet	17.9
Software	5.5
Computers	5.4
Other	(0.1)

Style Allocation (%)

as of 31 October 2007

Small-Cap Growth	37.1
Mid-Cap Growth	25.1
Large-Cap Growth	19.2
Small-Cap Value	14.7
Mid-Cap Value	3.9

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 31 October 2007

Security
Citrix Systems, Inc.	5.5
McAfee, Inc.	5.4
Juniper Networks, Inc.	5.1
QUALCOMM, Inc.	5.0
Cisco Systems, Inc.	4.8
F5 Networks, Inc.	4.8
Broadcom Corp., Class A	4.4
Tellabs, Inc.	3.9
Brocade Communications Systems, Inc.	3.4
Comtech Telecommunications Corp.	3.2
Total	45.5

24

Manager's Analysis (Continued)

PowerShares Dynamic Networking Portfolio (ticker: PXQ)

  Fund Performance History (%)  As of 31 October 2007

Index

		Avg. Ann.†	Fund Inception
	6 Month	1 Year	Avg. Ann.†	Cumulative
Dynamic Networking IntellidexSM Index	11.94	25.62	15.58	40.78
S&P SuperComposite Communications Equipment Index	14.32	23.14	16.57	43.62
Russell 3000® Index	5.17	14.53	13.68	35.37

Fund

NAV Return	11.56	24.86	15.11	39.31
Share Price Return	11.54	24.69	15.10	39.27

Fund Inception: 23 June 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 1.15%. In the Financial Highlights section of this Semi-Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.63% while the Fund's gross annualized total operating expense ratio was 1.19%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Communications Equipment Index and the Russell 3000® Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of 35 and 2,918 common stocks, respectively.

† Average annualized.

25

Manager's Analysis

PowerShares Dynamic Oil & Gas Services Portfolio (ticker: PXJ)

The PowerShares Dynamic Oil & Gas Services Portfolio is based on the Dynamic Oil Services IntellidexSM Index which seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

The PowerShares Dynamic Oil & Gas Services Portfolio returned a solid 20.71% during the reporting period. The Fund benefited most from the strong demand for energy and rising price of crude oil. McDermott International and Foster Wheeler Ltd. were the largest contributors to the Fund's strong performance. There were very few companies which were laggards during the period due to the strong demand for energy. Those that lagged were Pioneer Drilling, Grew Wolf and Parker Drilling.

Industry Breakdown (% of the Fund's

Net Assets) as of 31 October 2007

Oil & Gas Services	55.5
Oil & Gas	36.4
Transportation	4.9
Engineering & Construction	3.3
Other	(0.1)

Style Allocation (%)

as of 31 October 2007

Mid-Cap Growth	46.2
Large-Cap Growth	31.0
Small-Cap Value	12.9
Mid-Cap Value	9.9

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 31 October 2007

Security
National Oilwell Varco, Inc.	5.4
Halliburton Co.	5.4
Transocean, Inc. (Cayman Islands)	5.4
Noble Corp. (Cayman Islands)	5.1
Diamond Offshore Drilling, Inc.	5.1
Baker Hughes, Inc.	4.9
Schlumberger Ltd. (Netherlands)	4.8
Smith International, Inc.	4.7
FMC Technologies, Inc.	3.3
McDermott International, Inc. (Panama)	3.3
Total	47.4

26

Manager's Analysis (Continued)

PowerShares Dynamic Oil & Gas Services Portfolio (ticker: PXJ)

  Fund Performance History (%)  As of 31 October 2007

Index

		Avg. Ann.†	Fund Inception
	6 Month	1 Year	Avg. Ann.†	Cumulative
Dynamic Oil Services IntellidexSM Index	21.05	42.40	29.26	67.91
S&P SuperComposite Oil & Gas Equipment & Services Index	26.20	48.21	36.80	88.26
Russell 3000® Index	5.17	14.53	16.05	35.06

Fund

NAV Return	20.71	41.67	28.91	66.77
Share Price Return	20.42	41.50	28.77	66.39

Fund Inception: 26 October 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 0.65%. In the Financial Highlights section of this Semi-Annual Report, the Fund's net annualized total operating expense ratio was determined to be 0.63% while the Fund's gross annualized total operating expense ratio (before expense reimbursements to the Adviser) was 0.60%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Oil & Gas Equipment & Services Index and the Russell 3000® Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of 28 and 2,918 common stocks, respectively.

† Average annualized.

27

Manager's Analysis

PowerShares Dynamic Pharmaceuticals Portfolio (ticker: PJP)

The PowerShares Dynamic Pharmaceuticals Portfolio is based on the Dynamic Pharmaceuticals IntellidexSM Index which seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

The PowerShares Dynamic Pharmaceuticals Portfolio dropped 2.49% as pharmaceutical stocks lagged during the period. The S&P SuperComposite Pharmaceutical Index posted a negative 1.03% return during the same period. For the year, the Fund remains inline with the index returning 6.88% vs. 6.59% for the index. Biogen and Genzyme, both biotechnology stocks, contributed strongly to the Fund's performance along with MGI Pharma, Merck & Co. and K-V Pharmaceutical. The laggards which hurt the Fund's performance the greatest were Sepracor, King Pharmaceuticals, Mylan, Forest Laboratories and Medicines Co.

Industry Breakdown (% of the Fund's

Net Assets) as of 31 October 2007

Pharmaceuticals	73.1
Biotechnology	16.3
Healthcare-Products	5.0
Cosmetics & Personal Care	3.1
Household Products/Wares	2.5
Other	0.0

Style Allocation (%)

as of 31 October 2007

Large-Cap Value	37.8
Large-Cap Growth	19.7
Small-Cap Growth	17.4
Mid-Cap Growth	12.6
Mid-Cap Value	7.1
Small-Cap Value	5.4

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 31 October 2007

Security
Merck & Co., Inc.	5.5
Amgen, Inc.	5.5
Johnson & Johnson	5.0
Wyeth	5.0
Abbott Laboratories	5.0
Genentech, Inc.	4.7
Pfizer, Inc.	4.7
Eli Lily & Co.	4.5
MGI Pharma, Inc.	3.6
Gilead Sciences, Inc.	3.3
Total	46.8

28

Manager's Analysis (Continued)

PowerShares Dynamic Pharmaceuticals Portfolio (ticker: PJP)

  Fund Performance History (%)  As of 31 October 2007

Index

		Avg. Ann.†	Fund Inception
	6 Month	1 Year	Avg. Ann.†	Cumulative
Dynamic Pharmaceuticals IntellidexSM Index	-2.15	7.54	12.20	31.24
S&P SuperComposite Pharmaceutical Index	-1.03	6.59	6.37	15.70
Russell 3000® Index	5.17	14.53	13.68	35.37

Fund

NAV Return	-2.49	6.88	11.74	29.88
Share Price Return	-2.49	7.01	11.74	29.90

Fund Inception: 23 June 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 0.78%. In the Financial Highlights section of this Semi-Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.63% while the Fund's gross annualized total operating expense ratio was 0.68%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Pharmaceutical Index and the Russell 3000® Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of 26 and 2,918 common stocks, respectively.

† Average annualized.

29

Manager's Analysis

PowerShares Dynamic Retail Portfolio (ticker: PMR)

The PowerShares Dynamic Retail Portfolio is based on the Dynamic Retail IntellidexSM Index which seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

The PowerShares Dynamic Retail Portfolio dropped 12.08% during the reporting period relative to the S&P SuperComposite Retailing Index which was down 10.83%. Since the Fund's inception in October 2005 the Fund has delivered a 16.70% cumulative return. The retail industry has been rocky during the reporting period underperforming most industries. GameStop which is a specialty retailer and Blue Nile, an internet & catalog retail company, were two of the few winners in the retail space. Sears Holding, Kohl's Corp. and Dillards, multiline retail industry companies, along with New York Life & Co. and Collective Brands in the specialty retail industry contributed the most negatively to the Fund's overall performance.

Industry Breakdown (% of the Fund's

Net Assets) as of 31 October 2007

Retail	71.6
Internet	8.1
Commercial Services	5.8
Food	5.7
Distribution/Wholesale	5.5
Transportation	2.5
Money Market Fund	0.8
Other	0.0

Style Allocation (%)

as of 31 October 2007

Mid-Cap Value	26.3
Large-Cap Value	24.4
Small-Cap Value	24.1
Mid-Cap Growth	17.1
Large-Cap Growth	5.5
Small-Cap Growth	2.6

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 31 October 2007

Security
Kroger (The) Co.	5.7
eBay, Inc.	5.4
AutoZone, Inc.	5.3
Gap (The), Inc.	5.2
TJX (The) Cos., Inc.	4.9
Sears Holdings Corp.	4.8
Lowe's Cos., Inc.	4.5
Home Depot (The), Inc.	4.2
Copart, Inc.	3.7
Sotheby's	3.5
Total	47.2

30

Manager's Analysis (Continued)

PowerShares Dynamic Retail Portfolio (ticker: PMR)

  Fund Performance History (%)  As of 31 October 2007

Index

		Avg. Ann.†	Fund Inception
	6 Month	1 Year	Avg. Ann.†	Cumulative
Dynamic Retail IntellidexSM Index	-11.98	-7.03	8.42	17.74
S&P SuperComposite Retailing Index	-10.83	-6.98	4.42	9.13
Russell 3000® Index	5.17	14.53	16.05	35.06

Fund

NAV Return	-12.08	-7.44	7.97	16.70
Share Price Return	-12.18	-7.50	7.92	16.59

Fund Inception: 26 October 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 1.29%. In the Financial Highlights section of this Semi-Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.63% while the Fund's gross annualized total operating expense ratio was 1.42%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Retailing Index and the Russell 3000® Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of 94 and 2,918 common stocks, respectively.

† Average annualized.

31

Manager's Analysis

PowerShares Dynamic Semiconductors Portfolio (ticker: PSI)

The PowerShares Dynamic Semiconductors Portfolio is based on the Dynamic Semiconductors IntellidexSM Index which seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

The PowerShares Dynamic Semiconductors Portfolio dropped 3.89% during the reporting period relative to the S&P SuperComposite Semiconductor Index which was up 7.68%. Poor stock selection led to the underperformance of the Fund verses the index. Advanced Energy Industries, AMIS Holdings, Photronics, InterDigital and Vishay Intertechnology were the laggards in the Fund while strong returns for NVIDIA, MEMC Electronics Materials, Zoran and Cypress Semiconductor all contributed positively to the Fund's performance.

Industry Breakdown (% of the Fund's

Net Assets) as of 31 October 2007

Semiconductors	88.6
Electronics	5.6
Telecommunications	3.2
Electronic Components & Equipment	2.7
Other	(0.1)

Style Allocation (%)

as of 31 October 2007

Mid-Cap Growth	29.1
Large-Cap Growth	19.9
Small-Cap Growth	19.2
Small-Cap Value	17.0
Mid-Cap Value	14.8

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 31 October 2007

Security
MEMC Electronic Materials, Inc.	6.0
Intel Corp.	5.3
NVIDIA Corp.	5.2
National Semiconductor Corp.	4.8
Texas Instruments, Inc.	4.8
Applied Materials, Inc.	4.6
Analog Devices, Inc.	4.6
Altera Corp.	4.2
Zoran Corp.	4.1
Cypress Semiconductor Corp.	4.0
Total	47.6

32

Manager's Analysis (Continued)

PowerShares Dynamic Semiconductors Portfolio (ticker: PSI)

  Fund Performance History (%)  As of 31 October 2007

Index

		Avg. Ann.†	Fund Inception
	6 Month	1 Year	Avg. Ann.†	Cumulative
Dynamic Semiconductors IntellidexSM Index	-3.44	8.20	9.73	24.51
S&P SuperComposite Semiconductor Index	7.68	14.75	5.57	13.65
Russell 3000® Index	5.17	14.53	13.68	35.37

Fund

NAV Return	-3.89	7.39	9.05	22.64
Share Price Return	-4.20	7.00	8.88	22.19

Fund Inception: 23 June 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 0.76%. In the Financial Highlights section of this Semi-Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.63% while the Fund's gross annualized total operating expense ratio was 0.63%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Semiconductor Index and the Russell 3000® Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of 37 and 2,918 common stocks, respectively.

† Average annualized.

33

Manager's Analysis

PowerShares Dynamic Software Portfolio (ticker: PSJ)

The PowerShares Dynamic Software Portfolio is based on the Dynamic Software IntellidexSM Index which seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

The PowerShares Dynamic Software Portfolio returned 5.69% during the reporting period relative to the S&P SuperComposite Software & Services Index which returned 18.76. Since inception in June 2005 the Fund's cumulative return has been 43.86%. Software companies during the period fared well, but overall stock selection within the software industry and internet software & services industry hurt the Fund's performance. BEA Systems, McAfee and Oracle were the leading contributors for the period. IT service companies such as CSG Systems International and Convergys Corp. along with software companies Intuit and TIBCO Software contributed negatively to the Fund's overall performance.

Industry Breakdown (% of the Fund's

Net Assets) as of 31 October 2007

Software	58.8
Internet	17.4
Computers	15.9
Electronics	5.3
Commercial Services	2.7
Other	(0.1)

Style Allocation (%)

as of 31 October 2007

Small-Cap Growth	29.7
Mid-Cap Growth	26.2
Mid-Cap Value	20.9
Small-Cap Value	13.8
Large-Cap Growth	4.9
Large-Cap Value	4.5

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 31 October 2007

Security
Fiserv, Inc.	5.3
NCR Corp.	5.2
McAfee, Inc.	5.2
BMC Software, Inc.	5.0
Oracle Corp.	4.9
Autodesk, Inc.	4.7
CA, Inc.	4.7
Symantec Corp.	4.5
MicroStrategy, Inc., Class A	3.5
BEA Systems, Inc.	3.4
Total	46.4

34

Manager's Analysis (Continued)

PowerShares Dynamic Software Portfolio (ticker: PSJ)

  Fund Performance History (%)  As of 31 October 2007

Index

		Avg. Ann.†	Fund Inception
	6 Month	1 Year	Avg. Ann.†	Cumulative
Dynamic Software IntellidexSM Index	5.87	12.78	17.16	45.35
S&P SuperComposite Software & Services Index	18.76	24.12	17.45	46.20
Russell 3000® Index	5.17	14.53	13.68	35.37

Fund

NAV Return	5.69	12.30	16.69	43.86
Share Price Return	5.54	12.22	16.61	43.63

Fund Inception: 23 June 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 0.80%. In the Financial Highlights section of this Semi-Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.63% while the Fund's gross annualized total operating expense ratio was 0.76%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Software & Services Index and the Russell 3000® Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of 99 and 2,918 common stocks, respectively.

† Average annualized.

35

Funds' Distribution History (Unaudited)

	Ex-Dividend	10/15/07	9/21/07	9/14/07	8/15/07	7/13/07	6/15/07	5/15/07	4/13/07	3/16/07
	Record	10/17/07	9/25/07	9/18/07	8/17/07	7/17/07	6/19/07	5/17/07	4/17/07	3/20/07
	Payable	10/31/07	9/28/07	9/28/07	8/31/07	7/31/07	6/29/07	5/31/07	4/30/07	3/30/07
Fund	Ticker
PowerShares Dynamic Banking Portfolio	PJB	—	0.02889	—	—	—	0.21285	—	—	—
PowerShares Dynamic Biotechnology & Genome Portfolio	PBE	—	—	—	—	—	—	—	—	—
PowerShares Dynamic Building & Construction Portfolio	PKB	—	—	—	—	—	0.02063	—	—	—
PowerShares Dynamic Energy Exploration & Production Portfolio	PXE	—	0.01314	—	—	—	0.03364	—	—	—
PowerShares Dynamic Food & Beverage Portfolio	PBJ	—	0.23155	—	—	—	0.23482	—	—	0.03265
PowerShares Dynamic Hardware & Consumer Electronics Portfolio	PHW	—	—	—	—	—	—	—	—	—
PowerShares Dynamic Healthcare Services Portfolio	PTJ	—	—	—	—	—	—	—	—	—
PowerShares Dynamic Insurance Portfolio	PIC	—	0.02802	—	—	—	0.03413	—	—	0.01758
PowerShares Dynamic Leisure and Entertainment Portfolio	PEJ	—	—	—	—	—	0.01937	—	—	0.02530
PowerShares Dynamic Media Portfolio	PBS	—	0.02062	—	—	—	0.01298	—	—	—
PowerShares Dynamic Networking Portfolio	PXQ	—	—	—	—	—	—	—	—	—
PowerShares Dynamic Oil & Gas Services Portfolio	PXJ	—	—	—	—	—	—	—	—	—
PowerShares Dynamic Pharmaceuticals Portfolio	PJP	—	0.02089	—	—	—	0.02110	—	—	0.01580
PowerShares Dynamic Retail Portfolio	PMR	—	—	—	—	—	0.02352	—	—	0.02680
PowerShares Dynamic Semiconductors Portfolio	PSI	—	—	—	—	—	—	—	—	—
PowerShares Dynamic Software Portfolio	PSJ	—	—	—	—	—	—	—	—	—

36

	3/15/07	2/15/07	1/12/07	12/15/06	11/15/06	10/13/06	9/15/06	8/15/06	7/14/06
	3/20/07	2/20/07	1/16/07	12/19/06	11/17/06	10/17/06	9/16/06	8/17/06	7/18/06
	3/30/07	2/28/07	1/31/07	12/29/06	11/30/06	10/31/06	9/29/06	8/31/06	7/31/06
Fund
PowerShares Dynamic Banking Portfolio	—	—	—	0.22276	—	—	—	—	—
PowerShares Dynamic Biotechnology & Genome Portfolio	—	—	—	—	—	—	—	—	—
PowerShares Dynamic Building & Construction Portfolio	—	—	—	—	—	—	—	—	—
PowerShares Dynamic Energy Exploration & Production Portfolio	—	—	—	0.05076	—	—	0.01201	—	—
PowerShares Dynamic Food & Beverage Portfolio	—	—	—	0.07933	—	—	0.01726	—	—
PowerShares Dynamic Hardware & Consumer Electronics Portfolio	—	—	—	—	—	—	—	—	—
PowerShares Dynamic Healthcare Services Portfolio	—	—	—	—	—	—	—	—	—
PowerShares Dynamic Insurance Portfolio	—	—	—	0.07314	—	—	0.01536	—	—
PowerShares Dynamic Leisure and Entertainment Portfolio	—	—	—	0.05101	—	—	—	—	—
PowerShares Dynamic Media Portfolio	—	—	—	0.03264	—	—	—	—	—
PowerShares Dynamic Networking Portfolio	—	—	—	—	—	—	—	—	—
PowerShares Dynamic Oil & Gas Services Portfolio	—	—	—	—	—	—	—	—	—
PowerShares Dynamic Pharmaceuticals Portfolio	—	—	—	0.05529	—	—	—	—	—
PowerShares Dynamic Retail Portfolio	—	—	—	0.00881	—	—	—	—	—
PowerShares Dynamic Semiconductors Portfolio	—	—	—	—	—	—	—	—	—
PowerShares Dynamic Software Portfolio	—	—	—	—	—	—	—	—	—

37

Funds' Distribution History (Unaudited) (Continued)

Ex-Dividend	6/16/06	6/15/06	5/15/06	3/17/06	12/30/05	12/16/05	9/16/05
Record	6/20/06	6/19/06	5/17/06	3/21/06	1/4/06	12/20/05	9/20/05
Payable	6/30/06	6/30/06	5/31/06	3/30/06	1/31/06	12/30/05	9/30/05
Fund	Ticker
PowerShares Dynamic Banking Portfolio PJB	—	—	—	—	—	—	—
PowerShares Dynamic Biotechnology & Genome Portfolio PBE	—	—	—	—	—	—	—
PowerShares Dynamic Building & Construction Portfolio PKB	0.00381	—	—	—	—	0.00730	—
PowerShares Dynamic Energy Exploration & Production Portfolio PXE	0.00182	—	—	—	—	0.01681	—
PowerShares Dynamic Food & Beverage Portfolio PBJ	0.03994	—	—	0.01605	—	0.02825	0.04552
PowerShares Dynamic Hardware & Consumer Electronics Portfolio PHW	—	—	—	—	—	—	—
PowerShares Dynamic Healthcare Services Portfolio PTJ	—	—	—	—	—	—	—
PowerShares Dynamic Insurance Portfolio PIC	0.02181	—	—	0.01798	—	0.04533	—
PowerShares Dynamic Leisure and Entertainment Portfolio PEJ	0.01010	—	—	—	—	0.01677	—
PowerShares Dynamic Media Portfolio PBS	0.00739	—	—	—	—	0.00257	0.01746
PowerShares Dynamic Networking Portfolio PXQ	—	—	—	—	—	—	—
PowerShares Dynamic Oil & Gas Services Portfolio PXJ	—	—	—	—	—	—	—
PowerShares Dynamic Pharmaceuticals Portfolio PJP	0.02365	—	—	0.01237	—	0.01581	0.01493
PowerShares Dynamic Retail Portfolio PMR	0.01022	—	—	—	—	0.01269	—
PowerShares Dynamic Semiconductors Portfolio PSI	—	—	—	—	—	—	—
PowerShares Dynamic Software Portfolio PSJ	—	—	—	—	—	—	—

38

This page intentionally left blank

Frequency Distribution of Discounts & Premiums (Unaudited)

Since Inception through October 31, 2007

				Closing Price Above NAV
Ticker	Fund Name	Inception	Days	0-24 Basis Points	25-49 Basis Points	50-99 Basis Points	100-149 Basis Points	150-199 Basis Points	200+ Basis Points
PJB	PowerShares Dynamic Banking Portfolio	10/12/06	265	89	12	—	1	—	—
PBE	PowerShares Dynamic Biotechnology & Genome Portfolio	06/23/05	594	261	27	3	1	—	—
PKB	PowerShares Dynamic Building & Construction Portfolio	10/26/05	507	152	22	4	—	—	—
PXE	PowerShares Dynamic Energy Exploration & Production Portfolio	10/26/05	507	266	17	5	—	—	—
PBJ	PowerShares Dynamic Food & Beverage Portfolio	06/23/05	594	280	21	5	—	—	—
PHW	PowerShares Dynamic Hardware & Consumer Electronics Portfolio	12/06/05	479	184	11	2	—	—	—
PTJ	PowerShares Dynamic Healthcare Services Portfolio	10/12/06	265	78	4	—	1	—	—
PIC	PowerShares Dynamic Insurance Portfolio	10/26/05	507	216	9	4	—	—	—
PEJ	PowerShares Dynamic Leisure and Entertainment Portfolio	06/23/05	594	238	20	6	—	—	—
PBS	PowerShares Dynamic Media Portfolio	06/23/05	594	215	17	2	—	—	—
PXQ	PowerShares Dynamic Networking Portfolio	06/23/05	594	225	17	8	—	—	—
PXJ	PowerShares Dynamic Oil & Gas Services Portfolio	10/26/05	507	221	38	10	—	—	—
PJP	PowerShares Dynamic Pharmaceuticals Portfolio	06/23/05	594	311	9	5	—	—	—
PMR	PowerShares Dynamic Retail Portfolio	10/26/05	507	195	17	2	—	—	—
PSI	PowerShares Dynamic Semiconductors Portfolio	06/23/05	594	303	19	2	—	—	—
PSJ	PowerShares Dynamic Software Portfolio	06/23/05	594	307	10	7	—	—	—

40

	Closing Price Below NAV
Ticker	-0-24 Basis Points	-25-49 Basis Points	-50-99 Basis Points	-100-149 Basis Points	-150-199 Basis Points	-200+ Basis Points
PJB	151	11	1	—	—	—
PBE	273	27	2	—	—	—
PKB	322	7	—	—	—	—
PXE	208	8	3	—	—	—
PBJ	277	11	—	—	—	—
PHW	276	5	1	—	—	—
PTJ	181	1	—	—	—	—
PIC	274	4	—	—	—	—
PEJ	325	5	—	—	—	—
PBS	352	8	—	—	—	—
PXQ	334	9	1	—	—	—
PXJ	230	7	1	—	—	—
PJP	266	3	—	—	—	—
PMR	276	16	1	—	—	—
PSI	267	3	—	—	—	—
PSJ	266	3	1	—	—	—

41

Fees and Expenses (Unaudited)

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2007.

Actual Expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Dynamic Banking Portfolio Actual	$1,000.00	$907.98	0.70%	$3.36
Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	0.70%	$3.56
PowerShares Dynamic Biotechnology & Genome Portfolio Actual	$1,000.00	$1,019.16	0.63%	$3.20
Hypothetical (5% return before expenses)	$1,000.00	$1,021.97	0.63%	$3.20
PowerShares Dynamic Building & Construction Portfolio Actual	$1,000.00	$1,077.00	0.63%	$3.29
Hypothetical (5% return before expenses)	$1,000.00	$1,021.97	0.63%	$3.20

42

Fees and Expenses (Unaudited) (Continued)

	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Dynamic Energy Exploration & Production Portfolio Actual	$1,000.00	$1,174.20	0.63%	$3.44
Hypothetical (5% return before expenses)	$1,000.00	$1,021.97	0.63%	$3.20
PowerShares Dynamic Food & Beverage Portfolio Actual	$1,000.00	$1,033.60	0.63%	$3.22
Hypothetical (5% return before expenses)	$1,000.00	$1,021.97	0.63%	$3.20
PowerShares Dynamic Hardware & Consumer Electronics Portfolio Actual	$1,000.00	$1,181.10	0.63%	$3.45
Hypothetical (5% return before expenses)	$1,000.00	$1,021.97	0.63%	$3.20
PowerShares Dynamic Healthcare Services Portfolio Actual	$1,000.00	$1,035.30	0.69%	$3.53
Hypothetical (5% return before expenses)	$1,000.00	$1,021.67	0.69%	$3.51
PowerShares Dynamic Insurance Portfolio Actual	$1,000.00	$961.31	0.63%	$3.11
Hypothetical (5% return before expenses)	$1,000.00	$1,021.97	0.63%	$3.20
PowerShares Dynamic Leisure and Entertainment Portfolio Actual	$1,000.00	$985.16	0.63%	$3.14
Hypothetical (5% return before expenses)	$1,000.00	$1,021.97	0.63%	$3.20
PowerShares Dynamic Media Portfolio Actual	$1,000.00	$1,002.05	0.63%	$3.17
Hypothetical (5% return before expenses)	$1,000.00	$1,021.97	0.63%	$3.20
PowerShares Dynamic Networking Portfolio Actual	$1,000.00	$1,115.63	0.63%	$3.35
Hypothetical (5% return before expenses)	$1,000.00	$1,021.97	0.63%	$3.20
PowerShares Dynamic Oil & Gas Services Portfolio Actual	$1,000.00	$1,207.05	0.63%	$3.50
Hypothetical (5% return before expenses)	$1,000.00	$1,021.97	0.63%	$3.20
PowerShares Dynamic Pharmaceuticals Portfolio Actual	$1,000.00	$975.12	0.63%	$3.13
Hypothetical (5% return before expenses)	$1,000.00	$1,021.97	0.63%	$3.20
PowerShares Dynamic Retail Portfolio Actual	$1,000.00	$879.16	0.63%	$2.98
Hypothetical (5% return before expenses)	$1,000.00	$1,021.97	0.63%	$3.20

43

Fees and Expenses (Unaudited) (Continued)

	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Dynamic Semiconductors Portfolio Actual	$1,000.00	$961.15	0.63%	$3.11
Hypothetical (5% return before expenses)	$1,000.00	$1,021.97	0.63%	$3.20
PowerShares Dynamic Software Portfolio Actual	$1,000.00	$1,056.90	0.63%	$3.26
Hypothetical (5% return before expenses)	$1,000.00	$1,021.97	0.63%	$3.20

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended October 31, 2007. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 184 and then dividing the result by 366.

44

Schedule of Investments

PowerShares Dynamic Banking Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks—99.6%
	Commercial Banks - Central US—18.6%
39,879	BancFirst Corp.	$1,812,102
38,504	Commerce Bancshares, Inc.	1,816,234
78,113	International Bancshares Corp.	1,707,550
75,419	Marshall & Ilsley Corp.	3,220,392
71,155	TCF Financial Corp.	1,620,199
40,591	UMB Financial Corp.	1,704,822
		11,881,299
	Commercial Banks - Eastern US—16.0%
48,959	Commerce Bancorp, Inc.	1,995,079
105,895	F.N.B. Corp.	1,759,975
31,133	M&T Bank Corp.	3,097,112
51,062	S&T Bancorp, Inc.	1,691,173
160,827	TrustCo Bank Corp. NY	1,695,117
		10,238,456
	Commercial Banks - Southern US—13.3%
48,628	City Holding Co.	1,838,624
178,916	First BanCorp	1,572,672
10,148	First Citizens BancShares, Inc., Class A	1,652,399
63,670	Trustmark Corp.	1,718,453
57,443	United Bankshares, Inc.	1,740,523
		8,522,671
	Commercial Banks - Western US—13.3%
34,975	Bank of Hawaii Corp.	1,859,271
25,195	City National Corp.	1,703,182
36,136	SVB Financial Group*	1,871,483
56,089	UnionBanCal Corp.	3,029,367
		8,463,303
	Fiduciary Banks—8.9%
53,639	Northern Trust Corp.	4,034,189
44,833	Wilmington Trust Corp.	1,630,576
		5,664,765
	Finance - Investment Banker/Broker—5.5%
74,047	JPMorgan Chase & Co.	3,480,209
	S&L/Thrifts - Central US—3.1%
155,012	TFS Financial Corp.*	1,976,403
	S&L/Thrifts - Eastern US—2.8%
61,669	Northwest Bancorp, Inc.	1,816,152
	S&L/Thrifts - Western US—4.4%
31,773	Downey Financial Corp.	1,294,114
35,783	FirstFed Financial Corp.*	1,530,797
		2,824,911

Number of Shares		Value
	Common Stocks (Continued)
	Super-Regional Banks - US—13.7%
65,052	Bank of America Corp.	$3,140,710
59,095	Comerica, Inc.	2,758,555
99,000	KeyCorp	2,816,550
		8,715,815
	Total Common Stocks (Cost $67,148,000)	63,583,984
	Money Market Fund—0.3%
186,425	Liquid Assets Portfolio Private Class** (Cost $186,425)	186,425
	Total Investments (Cost $67,334,425)—99.9%	63,770,409
	Other assets less liabilities—0.1%	79,018
	Net Assets—100.0%	$63,849,427

*  Non-income producing security.

**  Affiliated investment.

See Notes to Financial Statements.

45

Schedule of Investments

PowerShares Dynamic Biotechnology & Genome Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks—100.2%
	Biotechnology—54.5%
106,389	Alexion Pharmaceuticals, Inc.*	$8,138,759
235,377	Amgen, Inc.*	13,677,757
480,113	Arena Pharmaceuticals, Inc.*	4,613,886
184,814	Biogen Idec, Inc.*	13,757,554
571,867	Exelixis, Inc.*	6,290,537
157,664	Genentech, Inc.*	11,687,632
188,989	Genzyme Corp.*	14,357,495
730,251	Halozyme Therapeutics, Inc.*	6,703,704
698,536	Human Genome Sciences, Inc.*	6,608,151
325,417	InterMune, Inc.*	6,482,307
1,162,047	Millennium Pharmaceuticals, Inc.*	13,735,396
146,348	Myriad Genetics, Inc.*	8,101,825
247,443	Protalix BioTherapeutics, Inc.*	1,261,959
330,602	Regeneron Pharmaceuticals, Inc.*	7,273,244
488,128	Savient Pharmaceuticals, Inc.*	6,872,842
302,741	Vertex Pharmaceuticals, Inc.*	9,790,644
		139,353,692
	Pharmaceuticals—45.7%
275,290	Alnylam Pharmaceuticals, Inc.*	8,693,658
299,511	BioMarin Pharmaceuticals, Inc.*	8,305,440
281,185	Cubist Pharmaceuticals, Inc.*	6,579,729
809,247	Dendreon Corp.*	6,045,075
324,300	Gilead Sciences, Inc.*	14,979,418
346,295	ImClone Systems, Inc.*	14,942,629
521,353	Isis Pharmaceuticals, Inc.*	9,186,240
162,379	Onyx Pharmaceuticals, Inc.*	7,584,723
188,611	OSI Pharmaceuticals, Inc.*	7,840,559
278,868	Progenics Pharmaceuticals, Inc.*	6,458,583
204,823	Theravance, Inc.*	5,124,671
93,932	United Therapeutics Corp.*	6,428,706
154,912	XenoPort, Inc.*	7,603,081
532,576	ZymoGenetics, Inc.*	7,163,147
		116,935,659
	Total Investments (Cost $245,161,632)—100.2%	256,289,351
	Liabilities in excess of other assets—(0.2%)	(563,243)
	Net Assets—100.0%	$255,726,108

*  Non-income producing security.

See Notes to Financial Statements.

46

Schedule of Investments

PowerShares Dynamic Building & Construction Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Building Materials—15.2%
39,824	American Standard Cos., Inc.	$1,484,240
31,788	Apogee Enterprises, Inc.	747,972
19,049	Armstrong World Industries, Inc.*	781,199
34,205	Goodman Global, Inc.*	843,153
24,243	Simpson Manufacturing Co., Inc.	727,048
		4,583,612
	Commercial Services—2.8%
24,977	McGrath RentCorp	856,212
	Electric—5.5%
29,580	MDU Resources Group, Inc.	832,973
42,330	Pike Electric Corp.*	833,901
		1,666,874
	Engineering & Construction—30.0%
29,777	Aecom Technology Corp.*	1,005,569
27,091	Dycom Industries, Inc.*	765,321
25,518	EMCOR Group, Inc.*	878,585
11,537	Fluor Corp.	1,822,846
22,193	Jacobs Engineering Group, Inc.*	1,934,119
16,206	Layne Christensen Co.*	922,770
14,135	Perini Corp.*	810,642
14,969	URS Corp.*	925,234
		9,065,086
	Environmental Control—3.2%
40,821	Tetra Tech, Inc.*	953,170
	Home Builders—2.3%
1,428	NVR, Inc.*	679,371
	Machinery - Construction & Mining—11.7%
15,816	Astec Industries, Inc.*	716,781
19,358	Caterpillar, Inc.	1,444,301
18,360	Terex Corp.*	1,362,679
		3,523,761
	Machinery - Diversified—5.6%
10,864	Cascade Corp.	684,215
20,127	Manitowoc (The) Co., Inc.	991,456
		1,675,671
	Metal Fabricate/Hardware—2.8%
8,972	Valmont Industries, Inc.	858,800
	Office Furnishings—2.8%
44,349	Interface, Inc., Class A	848,396
	Retail—10.5%
38,287	Home Depot (The), Inc.	1,206,423
47,223	Lowe's Cos., Inc.	1,269,827
16,612	Tractor Supply Co.*	688,401
		3,164,651

Number of Shares		Value
	Common Stocks (Continued)
	Telecommunications—2.8%
54,125	MasTec, Inc.*	$854,634
	Textiles—4.8%
16,799	Mohawk Industries, Inc.*	1,433,627
	Total Investments (Cost $29,594,361)—100.0%	30,163,865
	Other assets less liabilities—0.0%	12,598
	Net Assets—100.0%	$30,176,463

*  Non-income producing security.

See Notes to Financial Statements.

47

Schedule of Investments

PowerShares Dynamic Energy Exploration & Production Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Gas - Distribution—2.8%
72,916	Energen Corp.	$4,666,624
	Oil Companies - Exploration & Production—54.7%
92,772	Apache Corp.	9,630,662
218,018	Bois d'Arc Energy, Inc.*	4,783,315
117,445	Cabot Oil & Gas Corp.	4,661,392
109,344	Cimarex Energy Co.	4,429,525
98,431	Denbury Resources, Inc.*	5,571,195
95,321	Devon Energy Corp.	8,902,982
101,309	Forest Oil Corp.*	4,922,604
64,254	Murphy Oil Corp.	4,731,022
65,184	Noble Energy, Inc.	4,989,183
126,629	Occidental Petroleum Corp.	8,743,733
104,332	Plains Exploration & Production Co.*	5,315,715
233,350	Rosetta Resources, Inc.*	4,433,650
117,408	St. Mary Land & Exploration Co.	4,973,403
105,201	Swift Energy Co.*	4,989,683
175,666	W&T Offshore, Inc.	4,711,362
105,372	Whiting Petroleum Corp.*	5,696,410
		91,485,836
	Oil Companies - Integrated—18.8%
81,798	Chevron Corp.	7,485,335
83,736	Exxon Mobil Corp.	7,702,875
116,973	Hess Corp.	8,376,436
133,208	Marathon Oil Corp.	7,876,589
		31,441,235
	Oil Refining & Marketing—18.4%
102,235	Alon USA Energy, Inc.	3,759,181
95,432	Frontier Oil Corp.	4,369,831
58,749	Holly Corp.	3,689,437
53,536	Sunoco, Inc.	3,940,250
79,376	Tesoro Corp.	4,804,629
104,782	Valero Energy Corp.	7,379,796
75,532	Western Refining, Inc.	2,770,514
		30,713,638
	Oil & Gas Drilling—2.6%
76,973	Atlas America, Inc.	4,441,342
	Pipelines—2.7%
78,360	Questar Corp.	4,472,789
	Total Investments (Cost $138,061,884)—100.0%	167,221,464
	Liabilities in excess of other assets—(0.0%)	(39,058)
	Net Assets—100.0%	$167,182,406

*  Non-income producing security.

See Notes to Financial Statements.

48

Schedule of Investments

PowerShares Dynamic Food & Beverage Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Agriculture—3.2%
8,799	Bunge Ltd. (Bermuda)	$1,013,557
	Beverages—16.0%
33,777	Coca-Cola Enterprises, Inc.	871,784
17,915	Hansen Natural Corp.*	1,218,221
17,987	Molson Coors Brewing Co., Class B	1,029,396
23,260	Pepsi Bottling Group (The), Inc.	1,002,041
27,181	PepsiAmericas, Inc.	970,905
		5,092,347
	Chemicals—6.5%
21,151	Monsanto Co.	2,064,972
	Food—58.0%
39,074	Campbell Soup Co.	1,444,957
31,294	ConAgra Foods, Inc.	742,607
17,800	Corn Products International, Inc.	757,212
38,981	Flowers Foods, Inc.	855,243
30,557	Fresh Del Monte Produce, Inc. (Cayman Islands)	1,108,608
26,396	General Mills, Inc.	1,523,841
17,844	H.J. Heinz Co.	834,742
22,581	Hormel Foods Corp.	823,755
26,853	Kellogg Co.	1,417,570
55,494	Kroger (The) Co.	1,630,968
28,290	Performance Food Group Co.*	763,547
19,184	Sanderson Farms, Inc.	667,603
48,409	Sara Lee Corp.	800,685
387	Seaboard Corp.	631,584
19,088	SUPERVALU, Inc.	739,660
44,189	Sysco Corp.	1,515,241
37,335	Tyson Foods, Inc., Class A	589,893
25,323	Wm. Wrigley Jr. Co.	1,561,669
		18,409,385
	Miscellaneous Manufacturing—2.5%
19,783	Lancaster Colony Corp.	794,683
	Retail—13.8%
33,934	Burger King Holdings, Inc.	897,215
25,862	Jack in the Box, Inc.*	811,291
24,462	Wendy's International, Inc.	850,299
45,081	Yum! Brands, Inc.	1,815,412
		4,374,217
	Total Investments (Cost $30,445,714)—100.0%	31,749,161
	Other assets less liabilities—0.0%	1,694
	Net Assets—100.0%	$31,750,855

*  Non-income producing security.

COUNTRY BREAKDOWN

October 31, 2007 (Unaudited)

	Value	Net Assets
United States	$29,626,996	93.3%
Cayman Islands	1,108,608	3.5
Bermuda	1,013,557	3.2
Total investments	31,749,161	100.0
Other assets less liabilities	1,694	0.0
Net Assets	$31,750,855	100.0%

See Notes to Financial Statements.

49

Schedule of Investments

PowerShares Dynamic Hardware & Consumer Electronics Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks—99.9%
	Computers—47.3%
7,674	Apple, Inc.*	$1,457,677
82,809	Brocade Communications Systems, Inc.*	787,514
37,619	Dell, Inc.*	1,151,141
22,226	Electronics for Imaging, Inc.*	506,753
54,055	EMC Corp.*	1,372,457
21,534	Hewlett-Packard Co.	1,112,877
15,557	Lexmark International, Inc., Class A*	653,238
38,144	Network Appliance, Inc.*	1,201,155
72,872	Palm, Inc.	657,305
180,581	Quantum Corp.*	722,324
13,387	Synaptics, Inc.*	727,583
24,814	Western Digital Corp.*	643,179
		10,993,203
	Electronics—25.0%
29,195	Agilent Technologies, Inc.*	1,075,836
23,113	Benchmark Electronics, Inc.*	474,048
20,814	Checkpoint Systems, Inc.*	629,624
10,436	Garmin Ltd. (Cayman Islands)	1,120,825
18,362	National Instruments Corp.	595,663
253,129	Sanmina-SCI Corp.*	559,415
18,030	Tektronix, Inc.	682,436
16,416	Trimble Navigation Ltd.*	684,547
		5,822,394
	Internet—2.1%
18,507	VASCO Data Security International, Inc.*	489,325
	Machinery - Diversified—2.7%
15,969	Zebra Technologies Corp., Class A*	624,228
	Miscellaneous Manufacturing—2.7%
21,735	Eastman Kodak Co.	622,925
	Office/Business Equipment—6.9%
12,977	Pitney Bowes, Inc.	519,599
62,039	Xerox Corp.*	1,081,960
		1,601,559
	Semiconductors—5.7%
29,666	Emulex Corp.*	642,566
43,585	QLogic Corp.*	676,875
		1,319,441
	Telecommunications—7.5%
25,379	Novatel Wireless, Inc.*	659,853
20,411	Plantronics, Inc.	558,241
19,124	Polycom, Inc.*	535,090
		1,753,184
	Total Investments (Cost $20,405,186)—99.9%	23,226,259
	Other assets less liabilities—0.1%	14,853
	Net Assets—100.0%	$23,241,112

*  Non-income producing security.

COUNTRY BREAKDOWN

October 31, 2007 (Unaudited)

	Value	Net Assets
United States	$22,105,433	95.1%
Cayman Islands	1,120,826	4.8
Total investments	23,226,259	99.9
Other assets less liabilities	14,853	0.1
Net Assets	$23,241,112	100.0%

See Notes to Financial Statements.

50

Schedule of Investments

PowerShares Dynamic Healthcare Services Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Chemicals - Specialty—3.0%
26,812	Sigma-Aldrich Corp.	$1,385,376
	Consulting Services—2.9%
20,879	Advisory Board (The) Co.*	1,340,641
	Dental Supplies & Equipment—2.7%
30,502	DENTSPLY International, Inc.	1,265,223
	Dialysis Centers—2.9%
20,882	DaVita, Inc.*	1,361,298
	Health Care Cost Containment—5.5%
38,493	McKesson Corp.	2,544,387
	Hospital Beds/Equipment—2.6%
19,983	Kinetic Concepts, Inc.*	1,200,978
	Instruments - Controls—2.9%
12,737	Mettler Toledo International, Inc.*	1,354,580
	Instruments - Scientific—3.2%
19,510	Waters Corp.*	1,501,880
	Life/Health Insurance—4.8%
42,611	CIGNA Corp.	2,236,651
	Medical Instruments—8.4%
21,440	ArthroCare Corp.*	1,390,170
24,869	Edwards Lifesciences Corp.*	1,248,921
19,064	Techne Corp.*	1,243,735
		3,882,826
	Medical Labs & Testing Services—2.9%
16,383	Covance, Inc.*	1,351,598
	Medical Products—5.2%
40,215	Baxter International, Inc.	2,413,302
	Medical - Biomedical/Gene—5.9%
22,888	Charles River Laboratories International, Inc.*	1,327,504
15,420	Invitrogen Corp.*	1,401,215
		2,728,719
	Medical - HMO—13.4%
43,256	Aetna, Inc.	2,429,690
38,386	Coventry Health Care, Inc.*	2,315,060
21,924	Health Net, Inc.*	1,175,346
12,169	WellCare Health Plans, Inc.*	294,368
		6,214,464
	Medical - Hospitals—2.8%
42,747	LifePoint Hospitals, Inc.*	1,304,638
	Medical - Nursing Homes—2.7%
18,800	Manor Care, Inc.	1,251,704

Number of Shares		Value
	Common Stocks (Continued)
	Medical - Outpatient/Home Medical Care—7.7%
31,794	Amedisys, Inc.*	$1,349,655
45,106	Apria Healthcare Group, Inc.*	1,090,212
33,374	Lincare Holdings, Inc.*	1,160,414
		3,600,281
	Medical - Wholesale Drug Distribution—4.7%
46,022	AmerisourceBergen Corp.	2,168,096
	Pharmacy Services—10.7%
40,220	Express Scripts, Inc.*	2,537,882
25,771	Medco Health Solutions, Inc.*	2,432,267
		4,970,149
	Therapeutics—2.6%
64,822	Warner Chilcott Ltd., Class A (Bermuda)*	1,201,152
	Vitamins & Nutrition Products—2.5%
32,730	NBTY, Inc.*	1,165,188
	Total Investments (Cost $44,626,233)—100.0%	46,443,131
	Other assets less liabilities—0.0%	8,863
	Net Assets—100.0%	$46,451,994

*  Non-income producing security.

COUNTRY BREAKDOWN

October 31, 2007 (Unaudited)

	Value	Net Assets
United States	$45,241,979	97.4%
Bermuda	1,201,152	2.6
Total investments	46,443,131	100.0
Other assets less liabilities	8,863	0.0
Net Assets	$46,451,994	100.0%

See Notes to Financial Statements.

51

Schedule of Investments

PowerShares Dynamic Insurance Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Insurance Brokers—7.7%
66,097	AON Corp.	$2,995,516
27,944	Erie Indemnity Co., Class A	1,590,014
		4,585,530
	Life/Health Insurance—26.5%
39,913	FBL Financial Group, Inc., Class A	1,615,678
47,032	Lincoln National Corp.	2,933,386
29,181	Nationwide Financial Services, Inc., Class A	1,565,561
31,892	Prudential Financial, Inc.	3,084,594
28,757	Reinsurance Group of America, Inc.	1,642,887
33,159	StanCorp Financial Group, Inc.	1,828,056
25,370	Torchmark Corp.	1,653,109
63,825	Unum Group	1,489,676
		15,812,947
	Multi-line Insurance—25.5%
52,298	Allstate (The) Corp.	2,740,415
30,303	Assurant, Inc.	1,770,907
37,062	Cincinnati Financial Corp.	1,474,326
32,204	Hartford Financial Services Group (The), Inc.	3,124,755
56,567	HCC Insurance Holdings, Inc.	1,690,788
80,755	Horace Mann Educators Corp.	1,670,821
37,576	XL Capital Ltd., Class A (Cayman Islands)	2,703,593
		15,175,605
	Property/Casualty Insurance—32.1%
21,743	Arch Capital Group Ltd. (Bermuda)*	1,625,724
56,000	Chubb (The) Corp.	2,987,599
48,990	Commerce Group (The), Inc.	1,787,645
3,283	Markel Corp.*	1,783,391
29,647	Mercury General Corp.	1,521,188
28,816	Navigators Group (The), Inc.*	1,737,605
26,918	Safeco Corp.	1,558,552
56,654	Travelers (The) Cos., Inc.	2,957,905
72,172	United America Indemnity Ltd., Class A (Cayman Islands)*	1,591,393
52,251	W.R. Berkley Corp.	1,572,233
		19,123,235
	Reinsurance—8.2%
15,330	Everest Re Group Ltd. (Bermuda)	1,633,258
43,120	Odyssey Re Holdings Corp.	1,603,202
22,050	Transatlantic Holdings, Inc.	1,643,386
		4,879,846
	Total Investments (Cost $59,110,580)—100.0%	59,577,163
	Other assets less liabilities—0.0%	2,435
	Net Assets—100.0%	$59,579,598

*  Non-income producing security.

COUNTRY BREAKDOWN

October 31, 2007 (Unaudited)

	Value	Net Assets
United States	$52,023,195	87.3%
Cayman Islands	4,294,986	7.2
Bermuda	3,258,982	5.5
Total investments	59,577,163	100.0
Other assets less liabilities	2,435	0.0
Net Assets	$59,579,598	100.0%

See Notes to Financial Statements.

52

Schedule of Investments

PowerShares Dynamic Leisure and Entertainment Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks—99.9%
	Commercial Services—2.4%
73,573	Global Cash Access Holdings, Inc.*	$734,994
	Entertainment—13.9%
26,472	DreamWorks Animation SKG, Inc., Class A*	861,928
21,395	International Game Technology	933,036
36,232	Regal Entertainment Group, Class A	817,756
21,218	Speedway Motorsports, Inc.	770,213
14,282	Vail Resorts, Inc.*	866,775
		4,249,708
	Internet—3.0%
9,842	Priceline.com, Inc.*	916,290
	Leisure Time—4.4%
21,064	Ambassadors Group, Inc.	382,733
27,740	WMS Industries, Inc.*	961,746
		1,344,479
	Lodging—19.8%
19,992	Boyd Gaming Corp.	836,065
33,706	Marriott International, Inc., Class A	1,385,654
17,830	MGM MIRAGE*	1,633,406
24,496	Starwood Hotels & Resorts Worldwide, Inc.	1,392,843
25,601	Wyndham Worldwide Corp.	840,481
		6,088,449
	Media—15.1%
47,515	CBS Corp., Class B	1,363,681
13,737	Liberty Media Corp. Capital, Series A*	1,716,850
44,560	Walt Disney (The) Co.	1,543,113
		4,623,644
	Retail—41.3%
24,473	Bob Evans Farms, Inc.	689,649
28,317	Brinker International, Inc.	718,969
34,444	Burger King Holdings, Inc.	910,699
21,824	CBRL Group, Inc.	870,778
26,601	CEC Entertainment, Inc.*	792,710
7,853	Chipotle Mexican Grill, Inc., Class A*	1,091,567
19,631	Darden Restaurants, Inc.	844,133
12,990	IHOP Corp.	822,657
26,251	Jack in the Box, Inc.*	823,494
30,400	McDonald's Corp.	1,814,879
36,869	Ruby Tuesday, Inc.	588,798
24,830	Wendy's International, Inc.	863,091
45,758	Yum! Brands, Inc.	1,842,674
		12,674,098
	Total Common Stocks (Cost $31,520,349)	30,631,662

Number of Shares		Value
	Money Market Fund—0.1%
24,828	Liquid Assets Portfolio Private Class** (Cost $24,828)	$24,828
	Total Investments (Cost $31,545,177)—100.0%	30,656,490
	Liabilities in excess of other assets—(0.0%)	(7,473)
	Net Assets—100.0%	$30,649,017

*  Non-income producing security.

**  Affiliated investment.

See Notes to Financial Statements.

53

Schedule of Investments

PowerShares Dynamic Media Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks—99.6%
	Advertising—9.3%
34,974	Getty Images, Inc.*	$988,015
39,267	Omnicom Group, Inc.	2,001,832
18,542	R.H. Donnelley Corp.*	1,017,029
		4,006,876
	Commercial Services—8.2%
27,877	Bankrate, Inc.*	1,280,948
19,823	CoStar Group, Inc.*	1,139,822
30,513	Viad Corp.	1,081,381
		3,502,151
	Computers—3.2%
21,613	IHS, Inc., Class A*	1,362,700
	Entertainment—2.7%
35,359	DreamWorks Animation SKG, Inc., Class A*	1,151,289
	Internet—15.9%
3,881	Google, Inc., Class A*	2,743,867
52,068	Knot (The), Inc.*	1,009,599
57,232	LoopNet, Inc.*	1,078,823
33,287	Sohu.com, Inc.*	1,994,224
		6,826,513
	Media—60.3%
63,273	Belo Corp., Class A	1,170,550
63,467	CBS Corp., Class B	1,821,503
392,385	Charter Communications, Inc., Class A*	812,237
162,085	Crown Media Holdings, Inc., Class A*	1,277,230
85,720	DIRECTV Group (The), Inc.*	2,269,866
43,425	Discovery Holding Co., Class A*	1,238,047
47,256	EchoStar Communications Corp., Class A*	2,313,654
121,069	Entravision Communications Corp., Class A*	1,101,728
26,541	E.W. Scripps Co., Class A	1,194,610
23,209	Gannett Co., Inc.	984,294
178,825	Gemstar-TV Guide International, Inc.*	1,232,104
105,191	Journal Communications, Inc., Class A	937,252
18,349	Liberty Media Corp. Capital, Series A*	2,293,258
81,833	Lin TV Corp., Class A*	1,192,307
39,633	McGraw-Hill (The) Cos., Inc.	1,983,235
127,583	Mediacom Communications Corp., Class A*	733,602
19,514	Meredith Corp.	1,214,746
59,520	Walt Disney (The) Co.	2,061,178
		25,831,401
	Total Common Stocks (Cost $43,989,684)	42,680,930

Number of Shares		Value
	Money Market Fund—0.4%
181,378	Liquid Assets Portfolio Private Class** (Cost $181,378)	$181,378
	Total Investments (Cost $44,171,062)—100.0%	42,862,308
	Liabilities in excess of other assets—(0.0%)	(6,615)
	Net Assets—100.0%	$42,855,693

*  Non-income producing security.

**  Affiliated investment.

See Notes to Financial Statements.

54

Schedule of Investments

PowerShares Dynamic Networking Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks—100.1%
	Computers—5.4%
90,183	Brocade Communications Systems, Inc.*	$857,640
22,554	Echelon Corp.*	497,316
		1,354,956
	Internet—17.9%
15,136	Blue Coat Systems, Inc.*	614,370
33,095	F5 Networks, Inc.*	1,192,413
32,373	McAfee, Inc.*	1,338,623
73,576	SonicWALL, Inc.*	760,776
30,689	Websense, Inc.*	564,678
		4,470,860
	Semiconductors—18.9%
33,546	Broadcom Corp., Class A*	1,091,922
32,307	Emulex Corp.*	699,770
21,523	Netlogic Microsystems, Inc.*	714,564
82,198	PMC - Sierra, Inc.*	740,604
47,465	QLogic Corp.*	737,131
17,099	Silicon Laboratories, Inc.*	747,226
		4,731,217
	Software—5.5%
31,839	Citrix Systems, Inc.*	1,368,759
	Telecommunications—52.4%
34,496	ADC Telecommunications, Inc.*	645,075
23,617	ADTRAN, Inc.	568,461
41,586	Arris Group, Inc.*	478,239
21,106	Atheros Communications*	740,821
54,846	C-COR, Inc.*	672,412
16,665	Ciena Corp.*	797,587
36,258	Cisco Systems, Inc.*	1,198,689
14,833	Comtech Telecommunications Corp.*	804,690
34,142	Foundry Networks, Inc.*	721,762
63,318	Harmonic, Inc.*	780,078
35,156	Juniper Networks, Inc.*	1,265,616
22,497	NETGEAR, Inc.*	795,044
29,013	QUALCOMM, Inc.	1,239,725
109,218	Sonus Networks, Inc.*	753,604
51,323	Tekelec*	677,464
109,701	Tellabs, Inc.*	966,466
		13,105,733
	Total Investments (Cost $22,436,935)—100.1%	25,031,525
	Liabilities in excess of other assets—(0.1%)	(21,103)
	Net Assets—100.0%	$25,010,422

*  Non-income producing security.

See Notes to Financial Statements.

55

Schedule of Investments

PowerShares Dynamic Oil & Gas Services Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks—100.1%
	Engineering & Construction—3.3%
236,373	McDermott International, Inc. (Panama)*	$14,432,935
	Oil & Gas—36.4%
149,293	Atwood Oceanics, Inc.*	12,576,442
197,781	Diamond Offshore Drilling, Inc.	22,394,743
209,235	ENSCO International, Inc.	11,610,450
1,708,535	Grey Wolf, Inc.*	9,619,052
360,265	Helmerich & Payne, Inc.	11,391,579
423,941	Noble Corp. (Cayman Islands)	22,447,676
1,456,313	Parker Drilling Co.*	12,291,282
528,396	Patterson-UTI Energy, Inc.	10,536,216
322,565	Pride International, Inc.*	11,902,649
197,910	Transocean, Inc. (Cayman Islands)*	23,624,517
231,242	Unit Corp.*	11,046,430
		159,441,036
	Oil & Gas Services—55.5%
248,014	Baker Hughes, Inc.	21,507,774
138,740	Cameron International Corp.*	13,507,726
307,694	Dresser-Rand Group, Inc.*	11,907,758
146,382	Exterran Holdings, Inc.*	12,325,364
239,592	FMC Technologies, Inc.*	14,526,463
469,173	Global Industries Ltd.*	11,551,039
205,149	Grant Prideco, Inc.*	10,085,125
601,289	Halliburton Co.	23,702,812
199,482	Lufkin Industries, Inc.	11,861,200
324,977	National Oilwell Varco, Inc.*	23,801,315
168,918	Oceaneering International, Inc.*	13,052,294
268,830	Oil States International, Inc.*	11,610,768
215,529	Schlumberger Ltd. (Netherlands)	20,813,636
129,209	SEACOR Holdings, Inc.*	11,842,005
310,379	Smith International, Inc.	20,500,533
292,237	Superior Energy Services, Inc.*	10,836,148
		243,431,960
	Transportation—4.9%
158,890	Overseas Shipholding Group, Inc.	11,821,416
173,334	Tidewater, Inc.	9,476,170
		21,297,586
	Total Investments (Cost $384,355,637)—100.1%	438,603,517
	Liabilities in excess of other assets—(0.1%)	(201,826)
	Net Assets—100.0%	$438,401,691

*  Non-income producing security.

COUNTRY BREAKDOWN

October 31, 2007 (Unaudited)

	Value	Net Assets
United States	$357,284,753	81.5%
Cayman Islands	46,072,193	10.5
Netherlands	20,813,636	4.8
Panama	14,432,935	3.3
Total investments	438,603,517	100.1
Liabilities in excess of other assets	(201,826)	(0.1)
Net Assets	$438,401,691	100.0%

See Notes to Financial Statements.

56

Schedule of Investments

PowerShares Dynamic Pharmaceuticals Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Biotechnology—16.3%
88,439	Amgen, Inc.*	$5,139,191
37,876	Biogen Idec, Inc.*	2,819,489
59,239	Genentech, Inc.*	4,391,387
38,727	Genzyme Corp.*	2,942,090
		15,292,157
	Cosmetics & Personal Care—3.1%
39,167	Chattem, Inc.*	2,910,108
	Healthcare - Products—5.0%
71,719	Johnson & Johnson	4,673,927
	Household Products/Wares—2.5%
220,346	Prestige Brands Holdings, Inc.*	2,304,819
	Pharmaceuticals—73.1%
85,366	Abbott Laboratories	4,662,691
40,282	Allergan, Inc.	2,722,258
82,920	Bristol-Myers Squibb Co.	2,486,771
32,213	Cephalon, Inc.*	2,375,387
77,275	Eli Lilly & Co.	4,184,441
75,819	Endo Pharmaceuticals Holdings, Inc.*	2,221,497
64,239	Forest Laboratories, Inc.*	2,509,818
66,458	Gilead Sciences, Inc.*	3,069,695
160,824	King Pharmaceuticals, Inc.*	1,704,734
88,449	KV Pharmaceutical Co., Class A*	2,771,992
79,145	Medicis Pharmaceutical Corp., Class A	2,349,815
88,331	Merck & Co., Inc.	5,146,164
102,558	MGI Pharma, Inc.*	3,341,340
160,076	Mylan Laboratories, Inc.	2,407,543
116,722	Perrigo Co.	2,767,479
178,400	Pfizer, Inc.	4,390,424
80,516	Schering-Plough Corp.	2,457,348
104,730	Sciele Pharma, Inc.*	2,664,331
82,871	Sepracor, Inc.*	2,282,267
153,276	Valeant Pharmaceuticals International*	2,230,166
130,447	Warner Chilcott Ltd., Class A (Bermuda)*	2,417,183
81,056	Watson Pharmaceuticals, Inc.*	2,477,071
96,072	Wyeth	4,671,981
		68,312,396
	Total Investments (Cost $96,457,055)—100.0%	93,493,407
	Liabilities in excess of other assets—(0.0%)	(25,552)
	Net Assets—100.0%	$93,467,855

*  Non-income producing security

COUNTRY BREAKDOWN

October 31, 2007 (Unaudited)

	Value	Net Assets
United States	$91,076,224	97.4%
Bermuda	2,417,183	2.6
Total investments	93,493,407	100.0
Liabilities in excess of other assets	(25,552)	(0.0)
Net Assets	$93,467,855	100.0%

See Notes to Financial Statements.

57

Schedule of Investments

PowerShares Dynamic Retail Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks—99.2%
	Commercial Services—5.8%
13,481	Aaron Rents, Inc.	$285,528
7,970	Sotheby's	431,734
		717,262
	Distribution/Wholesale—5.5%
6,944	Genuine Parts Co.	340,742
5,849	United Stationers, Inc.*	338,716
		679,458
	Food—5.7%
23,795	Kroger (The) Co.	699,335
	Internet—8.1%
4,089	Blue Nile, Inc.*	323,195
18,549	eBay, Inc.*	669,618
		992,813
	Retail—71.6%
9,702	Advance Auto Parts, Inc.	331,032
11,007	AnnTaylor Stores Corp.*	341,107
18,177	AutoNation, Inc.*	321,551
5,213	AutoZone, Inc.*	648,550
11,590	Big Lots, Inc.*	277,928
9,857	BJ's Wholesale Club, Inc.*	353,669
15,635	Cato (The) Corp., Class A	313,951
14,599	Collective Brands, Inc.*	269,936
15,685	Conn's, Inc.*	401,065
11,757	Copart, Inc.*	451,234
10,636	Dick's Sporting Goods, Inc.*	354,923
7,940	Dollar Tree Stores, Inc.*	304,102
11,784	Family Dollar Stores, Inc.	298,724
33,720	Gap (The), Inc.	637,308
16,510	Home Depot (The), Inc.	520,230
11,444	Jos. A. Bank Clothiers, Inc.*	334,279
20,366	Lowe's Cos., Inc.	547,642
6,807	Men's Wearhouse, Inc.	287,664
9,944	PetSmart, Inc.	297,823
4,408	Sears Holdings Corp.*	594,154
12,971	Sonic Automotive, Inc., Class A	327,648
20,746	TJX (The) Cos., Inc.	600,182
		8,814,702
	Transportation—2.5%
6,301	Ryder System, Inc.	301,503
	Total Common Stocks (Cost $12,950,980)	12,205,073

Number of Shares		Value
	Money Market Fund—0.8%
99,601	Liquid Assets Portfolio Private Class** (Cost $99,601)	$99,601
	Total Investments (Cost $13,050,581)—100.0%	12,304,674
	Liabilities in excess of other assets—(0.0%)	(1,465)
	Net Assets—100.0%	$12,303,209

*  Non-income producing security.

**  Affiliated investment.

See Notes to Financial Statements.

58

Schedule of Investments

PowerShares Dynamic Semiconductors Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks—100.1%
	Electrical Components & Equipment—2.7%
245,807	Advanced Energy Industries, Inc.*	$3,932,912
	Electronics—5.6%
100,641	Cymer, Inc.*	4,277,243
301,548	Vishay Intertechnology, Inc.*	3,796,489
		8,073,732
	Semiconductors—88.6%
307,191	Altera Corp.	6,027,087
384,726	AMIS Holdings, Inc.*	2,950,848
346,308	Amkor Technology, Inc.*	3,923,670
198,325	Analog Devices, Inc.	6,635,955
342,433	Applied Materials, Inc.	6,650,049
132,276	ATMI, Inc.*	4,251,351
149,979	Cree, Inc.*	4,199,412
159,327	Cypress Semiconductor Corp.*	5,823,402
422,617	Entegris, Inc.*	3,858,493
284,047	Intel Corp.	7,640,864
115,946	International Rectifier Corp.*	3,870,277
119,739	Intersil Corp., Class A	3,632,881
74,389	Lam Research Corp.*	3,734,328
119,084	MEMC Electronic Materials, Inc.*	8,719,330
364,335	Micrel, Inc.	3,297,232
277,898	National Semiconductor Corp.	6,986,356
214,451	NVIDIA Corp.*	7,587,276
340,403	ON Semiconductor Corp.*	3,472,111
344,520	Photronics, Inc.*	3,769,049
223,632	Semtech Corp.*	3,826,344
110,888	Standard Microsystems Corp.*	4,324,632
267,939	Teradyne, Inc.*	3,306,367
213,622	Texas Instruments, Inc.	6,964,077
71,715	Varian Semiconductor Equipment Associates, Inc.*	3,300,324
151,000	Verigy Ltd. (Singapore)*	3,471,490
231,017	Zoran Corp.*	5,890,934
		128,114,139
	Telecommunications—3.2%
133,382	Atheros Communications*	4,681,708
	Total Investments (Cost $150,764,876)—100.1%	144,802,491
	Liabilities in excess of other assets—(0.1%)	(133,056)
	Net Assets—100.0%	$144,669,435

*  Non-income producing security.

COUNTRY BREAKDOWN

October 31, 2007 (Unaudited)

	Value	Net Assets
United States	$141,331,001	97.7%
Singapore	3,471,490	2.4
Total investments	144,802,491	100.1
Liabilities in excess of other assets	(133,056)	(0.1)
Net Assets	$144,669,435	100.0%

See Notes to Financial Statements.

59

Schedule of Investments

PowerShares Dynamic Software Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks—100.1%
	Commercial Services—2.7%
88,206	Convergys Corp.*	$1,616,816
	Computers—15.9%
19,323	DST Systems, Inc.*	1,636,851
56,306	Jack Henry & Associates, Inc.	1,645,261
107,531	Magma Design Automation, Inc.*	1,601,137
51,158	Manhattan Associates, Inc.*	1,542,925
114,265	NCR Corp.*	3,152,572
		9,578,746
	Electronics—5.3%
102,960	Cogent, Inc.*	1,520,719
40,557	Dolby Laboratories, Inc., Class A*	1,681,493
		3,202,212
	Internet—17.4%
38,678	DealerTrack Holdings, Inc.*	1,898,703
43,454	j2 Global Communications, Inc.*	1,463,965
75,767	McAfee, Inc.*	3,132,965
144,002	Symantec Corp.*	2,704,358
75,729	Vignette Corp.*	1,305,568
		10,505,559
	Software—58.8%
44,597	Ansys, Inc.*	1,730,810
112,611	Aspen Technology, Inc.*	1,963,936
58,478	Autodesk, Inc.*	2,859,574
121,103	BEA Systems, Inc.*	2,046,641
88,461	BMC Software, Inc.*	2,993,520
107,531	CA, Inc.	2,844,195
25,903	Cerner Corp.*	1,542,783
63,903	CSG Systems International, Inc.*	1,311,929
39,943	Fair Isaac Corp.	1,514,639
58,226	Fiserv, Inc.*	3,225,719
105,835	Informatica Corp.*	1,807,662
71,203	JDA Software Group, Inc.*	1,777,227
21,339	MicroStrategy, Inc., Class A*	2,098,264
133,565	Oracle Corp.*	2,961,136
83,899	Parametric Technology Corp.*	1,602,471
36,257	SPSS, Inc.*	1,377,766
64,099	Sybase, Inc.*	1,833,231
		35,491,503
	Total Investments (Cost $53,964,008)—100.1%	60,394,836
	Liabilities in excess of other assets—(0.1%)	(59,033)
	Net Assets—100.0%	$60,335,803

*  Non-income producing security.

See Notes to Financial Statements.

60

This page intentionally left blank

Statements of Assets and Liabilities

October 31, 2007 (Unaudited)

	PowerShares Dynamic Banking Portfolio	PowerShares Dynamic Biotechnology & Genome Portfolio	PowerShares Dynamic Building & Construction Portfolio	PowerShares Dynamic Energy Exploration & Production Portfolio	PowerShares Dynamic Food & Beverage Portfolio	PowerShares Dynamic Hardware & Consumer Electronics Portfolio	PowerShares Dynamic Healthcare Services Portfolio	PowerShares Dynamic Insurance Portfolio
ASSETS:
Unaffiliated investments at value	$63,583,984	$256,289,351	$30,163,865	$167,221,464	$31,749,161	$23,226,259	$46,443,131	$59,577,163
Affiliated investments at value	186,425	—	—	—	—	—	—	—
Cash	81,471	—	33,672	52,936	—	49,221	78,692	21,357
Receivables:
Dividends	83,271	—	13,099	25,056	39,423	5,434	—	36,372
Capital stock sold	—	—	—	—	—	—	5,691,211	—
Expense waivers due from Adviser	4,707	—	8,670	—	8,799	9,253	7,026	6,393
Investments sold	—	—	—	—	—	—	—	—
Other assets	58	4,466	1,832	2,965	1,841	1,101	344	2,203
Total Assets	63,939,916	256,293,817	30,221,138	167,302,421	31,799,224	23,291,268	52,220,404	59,643,488
LIABILITIES:
Due to custodian	—	370,168	—	—	485	—	—	—
Payables:
Investments purchased	—	—	—	—	—	—	5,691,185	—
Capital stock repurchased	—	—	—	—	—	—	—	—
Expense reimbursements due to Adviser	—	7,144	—	1,062	—	—	—	—
Accrued advisory fees	34,085	107,657	13,691	67,557	15,107	9,398	18,145	25,305
Accrued expenses	56,404	82,740	30,984	51,396	32,777	40,758	59,080	38,585
Total Liabilities	90,489	567,709	44,675	120,015	48,369	50,156	5,768,410	63,890
NET ASSETS	$63,849,427	$255,726,108	$30,176,463	$167,182,406	$31,750,855	$23,241,112	$46,451,994	$59,579,598
NET ASSETS CONSIST OF:
Paid-in capital	$68,426,014	$259,621,211	$29,060,930	$132,900,440	$30,217,786	$20,921,060	$44,133,110	$59,351,982
Undistributed net investment income (loss)	161,743	(641,154)	23,996	(23,375)	43,679	296,937	(177,100)	451,934
Accumulated net realized gain (loss) on investments	(1,174,314)	(14,381,668)	522,033	5,145,761	185,943	(797,958)	679,086	(690,901)
Net unrealized appreciation (depreciation) of investments	(3,564,016)	11,127,719	569,504	29,159,580	1,303,447	2,821,073	1,816,898	466,583
Net Assets	$63,849,427	$255,726,108	$30,176,463	$167,182,406	$31,750,855	$23,241,112	$46,451,994	$59,579,598
Shares outstanding (unlimited amount authorized, $0.01 par value)	3,000,000	13,000,000	1,500,000	6,700,000	1,800,000	1,100,000	1,600,000	3,300,000
Net asset value	$21.28	$19.67	$20.12	$24.95	$17.64	$21.13	$29.03	$18.05
Unaffiliated investments at cost	$67,148,000	$245,161,632	$29,594,361	$138,061,884	$30,445,714	$20,405,186	$44,626,233	$59,110,580
Affiliated investments at cost	$186,425	$—	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements.

62

	PowerShares Dynamic Leisure and Entertainment Portfolio	PowerShares Dynamic Media Portfolio	PowerShares Dynamic Networking Portfolio	PowerShares Dynamic Oil & Gas Services Portfolio	PowerShares Dynamic Pharmaceuticals Portfolio	PowerShares Dynamic Retail Portfolio	PowerShares Dynamic Semiconductors Portfolio	PowerShares Dynamic Software Portfolio
ASSETS:
Unaffiliated investments at value	$30,631,662	$42,680,930	$25,031,525	$438,603,517	$93,493,407	$12,205,073	$144,802,491	$60,394,836
Affiliated investments at value	24,828	181,378	—	—	—	99,601	—	—
Cash	9,602	33,077	6,306	—	—	24,346	—	—
Receivables:
Dividends	18,654	761	2,126	271,949	57,235	2,586	21,903	—
Capital stock sold	—	—	—	—	—	—	—	—
Expense waivers due from Adviser	9,429	8,751	9,676	—	5,238	9,754	—	6,219
Investments sold	—	—	—	—	—	1,756,484	3,610,525	—
Other assets	2,002	1,782	2,567	4,699	2,389	1,785	3,348	2,264
Total Assets	30,696,177	42,906,679	25,052,200	438,880,165	93,558,269	14,099,629	148,438,267	60,403,319
LIABILITIES:
Due to custodian	—	—	—	171,384	9,531	—	38,122	758
Payables:
Investments purchased	—	—	—	—	—	—	—	—
Capital stock repurchased	—	—	—	—	—	1,757,601	3,610,379	—
Expense reimbursements due to Adviser	—	—	—	19,032	—	—	2,621	—
Accrued advisory fees	13,791	18,724	10,427	190,831	39,874	6,048	71,626	26,047
Accrued expenses	33,369	32,262	31,351	97,227	41,009	32,771	46,084	40,711
Total Liabilities	47,160	50,986	41,778	478,474	90,414	1,796,420	3,768,832	67,516
NET ASSETS	$30,649,017	$42,855,693	$25,010,422	$438,401,691	$93,467,855	$12,303,209	$144,669,435	$60,335,803
NET ASSETS CONSIST OF:
Paid-in capital	$31,705,539	$49,938,466	$24,838,742	$372,493,637	$93,492,405	$14,989,803	$158,108,878	$54,355,827
Undistributed net investment income (loss)	386,988	491,108	(79,506)	(377,166)	(12,509)	2,539	(55,057)	(72,002)
Accumulated net realized gain (loss) on investments	(554,823)	(6,265,127)	(2,343,404)	12,037,340	2,951,607	(1,943,226)	(7,422,001)	(378,850)
Net unrealized appreciation (depreciation) of investments	(888,687)	(1,308,754)	2,594,590	54,247,880	(2,963,648)	(745,907)	(5,962,385)	6,430,828
Net Assets	$30,649,017	$42,855,693	$25,010,422	$438,401,691	$93,467,855	$12,303,209	$144,669,435	$60,335,803
Shares outstanding (unlimited amount authorized, $0.01 par value)	1,700,000	2,600,000	1,200,000	16,000,000	4,900,000	700,000	7,900,000	2,800,000
Net asset value	$18.03	$16.48	$20.84	$27.40	$19.08	$17.58	$18.31	$21.55
Unaffiliated investments at cost	$31,520,349	$43,989,684	$22,436,935	$384,355,637	$96,457,055	$12,950,980	$150,764,876	$53,964,008
Affiliated investments at cost	$24,828	$181,378	$—	$—	$—	$99,601	$—	$—

63

Statements of Operations

Six Months Ended October 31, 2007 (Unaudited)

	PowerShares Dynamic Banking Portfolio	PowerShares Dynamic Biotechnology & Genome Portfolio	PowerShares Dynamic Building & Construction Portfolio	PowerShares Dynamic Energy Exploration & Production Portfolio	PowerShares Dynamic Food & Beverage Portfolio	PowerShares Dynamic Hardware & Consumer Electronics Portfolio	PowerShares Dynamic Healthcare Services Portfolio	PowerShares Dynamic Insurance Portfolio
INVESTMENT INCOME:
Unaffiliated dividend income	$424,341	$102,275	$88,498	$636,171	$616,686	$372,825	$22,630	$783,509
Affiliated dividend income	1,708	—	—	15	5,458	—	—	—
Foreign withholding taxes	(1,282)	—	—	—	—	—	—	—
Total Income	424,767	102,275	88,498	636,186	622,144	372,825	22,630	783,509
EXPENSES:
Advisory fees	76,596	616,984	59,374	375,069	83,506	36,169	90,600	151,131
Administration & Accounting fees	37,887	42,912	42,912	42,912	42,912	42,912	37,709	42,912
Audit	8,319	8,319	8,319	8,319	8,319	8,319	8,319	8,319
Offering costs	8,000	—	—	—	—	—	7,949	—
Sub-licensing	7,660	37,019	3,562	22,504	5,010	2,170	9,060	9,068
Listing fees and expenses	5,046	5,248	5,056	5,139	5,067	5,051	5,066	5,088
Custodian & transfer agent fees	3,527	8,403	3,565	5,922	3,385	3,428	3,461	3,565
Trustees	2,851	7,196	3,032	5,294	3,260	2,893	3,263	3,755
Printing	1,838	30,964	2,588	14,421	4,513	1,456	3,727	6,831
Registration & filings	282	—	—	—	—	—	2,167	—
Legal	84	4,678	315	2,101	543	213	488	979
Other expenses	3,981	6,218	4,221	5,146	4,342	5,919	4,068	4,632
Total Expenses	156,071	767,941	132,944	486,827	160,857	108,530	175,877	236,280
Net expenses reimbursed to the Adviser under the Expense Agreement	—	9,460	—	—	—	—	—	—
Less fees waived:
Advisory	(48,495)	—	(58,132)	(14,240)	(55,638)	(36,169)	(50,148)	(45,838)
Other fees assumed by the Adviser	—	—	—	—	—	(26,788)	—	—
Net Expenses	107,576	777,401	74,812	472,587	105,219	45,573	125,729	190,442
Net Investment Income (Loss)	317,191	(675,126)	13,686	163,599	516,925	327,252	(103,099)	593,067
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(889,549)	(6,768,703)	(423,828)	(220,138)	(1,293,736)	(162,184)	(1,317,998)	(1,917,318)
In-kind redemptions	3,171	22,509,974	3,531,665	8,952,465	4,229,315	1,004,278	2,222,890	2,290,439
Net realized gain (loss)	(886,378)	15,741,271	3,107,837	8,732,327	2,935,579	842,094	904,892	373,121
Net change in unrealized appreciation/ depreciation on investments	(3,389,544)	(11,016,187)	(1,832,060)	12,979,851	(2,251,999)	1,709,746	583,868	(3,544,501)
Net realized and unrealized gain (loss) on investments	(4,275,922)	4,725,084	1,275,777	21,712,178	683,580	2,551,840	1,488,760	(3,171,380)
Net increase (decrease) in net assets resulting from operations	$(3,958,731)	$4,049,958	$1,289,463	$21,875,777	$1,200,505	$2,879,092	$1,385,661	$(2,578,313)

See Notes to Financial Statements.

64

	PowerShares Dynamic Leisure and Entertainment Portfolio	PowerShares Dynamic Media Portfolio	PowerShares Dynamic Networking Portfolio	PowerShares Dynamic Oil & Gas Services Portfolio	PowerShares Dynamic Pharmaceuticals Portfolio	PowerShares Dynamic Retail Portfolio	PowerShares Dynamic Semiconductors Portfolio	PowerShares Dynamic Software Portfolio
INVESTMENT INCOME:
Unaffiliated dividend income	$803,274	$937,043	$13,049	$798,820	$594,146	$55,432	$474,372	$49,766
Affiliated dividend income	1,711	4,750	—	1,265	422	2,441	—	—
Foreign withholding taxes	—	—	—	—	—	—	—	—
Total Income	804,985	941,793	13,049	800,085	594,568	57,873	474,372	49,766
EXPENSES:
Advisory fees	120,445	132,781	53,630	979,968	273,648	39,510	441,961	172,759
Administration & Accounting fees	42,912	42,912	42,912	54,155	42,912	42,912	42,912	42,912
Audit	8,319	8,319	8,319	8,319	8,319	8,319	8,319	8,319
Offering costs	—	—	—	—	—	—	—	—
Sub-licensing	7,227	7,967	3,218	58,798	16,419	2,370	26,696	10,365
Listing fees and expenses	5,082	5,067	5,056	5,264	5,106	5,062	5,135	5,100
Custodian & transfer agent fees	3,457	3,457	3,457	11,717	4,499	3,565	6,695	3,508
Trustees	3,643	3,573	3,011	8,747	4,483	3,043	5,602	3,966
Printing	6,975	5,036	2,930	33,809	11,040	2,895	16,353	8,682
Registration & filings	—	—	—	—	—	—	—	—
Legal	876	620	365	4,828	1,443	422	2,172	1,238
Other expenses	4,549	4,530	4,435	6,148	4,737	4,234	5,489	4,738
Total Expenses	203,485	214,262	127,333	1,171,753	372,606	112,332	561,334	261,587
Net expenses reimbursed to the Adviser under the Expense Agreement	—	—	—	63,006	—	—	—	—
Less fees waived:
Advisory	(51,724)	(46,957)	(53,630)	—	(27,810)	(39,510)	(713)	(43,911)
Other fees assumed by the Adviser	—	—	(6,129)	—	—	(23,040)	—	—
Net Expenses	151,761	167,305	67,574	1,234,759	344,796	49,782	560,621	217,676
Net Investment Income (Loss)	653,224	774,488	(54,525)	(434,674)	249,772	8,091	(86,249)	(167,910)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(1,917,792)	(2,652,187)	(550,495)	857,433	(1,670,638)	(1,531,254)	(7,315,385)	(739,823)
In-kind redemptions	4,533,291	747,021	1,112,077	35,660,772	5,743,922	924,579	12,509,246	4,365,868
Net realized gain (loss)	2,615,499	(1,905,166)	561,582	36,518,205	4,073,284	(606,675)	5,193,861	3,626,045
Net change in unrealized appreciation/ depreciation on investments	(4,869,881)	(2,198,505)	2,152,010	24,168,348	(8,994,165)	(1,511,620)	(13,941,747)	(529,230)
Net realized and unrealized gain (loss) on investments	(2,254,382)	(4,103,671)	2,713,592	60,686,553	(4,920,881)	(2,118,295)	(8,747,886)	3,096,815
Net increase (decrease) in net assets resulting from operations	$(1,601,158)	$(3,329,183)	$2,659,067	$60,251,879	$(4,671,109)	$(2,110,204)	$(8,834,135)	$2,928,905

65

Statements of Changes in Net Assets

	PowerShares Dynamic Banking Portfolio		PowerShares Dynamic Biotechnology & Genome Portfolio		PowerShares Dynamic Building & Construction Portfolio
	Six Months Ended October 31, 2007 (Unaudited)	For the Period October 12, 2006* Through April 30, 2007	Six Months Ended October 31, 2007 (Unaudited)	Year Ended April 30, 2007	Six Months Ended October 31, 2007 (Unaudited)	Year Ended April 30, 2007
OPERATIONS:
Net investment income (loss)	$317,191	$69,266	$(675,126)	$(1,295,830)	$13,686	$22,440
Net realized gain (loss) on investments	(886,378)	(209,965)	15,741,271	(4,168,259)	3,107,837	(1,824,946)
Net change in unrealized appreciation/depreciation of investments	(3,389,544)	(174,472)	(11,016,187)	30,260,487	(1,832,060)	1,243,144
Net increase (decrease) in net assets resulting from operations	(3,958,731)	(315,171)	4,049,958	24,796,398	1,289,463	(559,362)
Undistributed net investment income (loss) included in the price of units issued and redeemed	(19,143)	(19,989)	33,972	98,651	10,628	13,852
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(161,019)	(44,552)	—	—	(18,567)	(4,191)
Tax return of capital	—	—	—	—	—	—
Total distributions to shareholders	(161,019)	(44,552)	—	—	(18,567)	(4,191)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	130,574,541	22,356,336	121,389,547	155,765,402	39,507,576	17,839,986
Value of shares repurchased	(67,341,350)	(17,260,627)	(128,329,311)	(171,967,279)	(29,300,797)	(23,983,205)
Net income equalization	19,143	19,989	(33,972)	(98,651)	(10,628)	(13,852)
Net increase (decrease) in net assets resulting from shares transactions	63,252,334	5,115,698	(6,973,736)	(16,300,528)	10,196,151	(6,157,071)
Increase (Decrease) in Net Assets	59,113,441	4,735,986	(2,889,806)	8,594,521	11,477,675	(6,706,772)
NET ASSETS:
Beginning of period	4,735,986	—	258,615,914	250,021,393	18,698,788	25,405,560
End of period	$63,849,427	$4,735,986	$255,726,108	$258,615,914	$30,176,463	$18,698,788
Undistributed net investment income (loss) at end of period	$161,743	$24,714	$(641,154)	$—	$23,996	$18,249
CHANGES IN SHARES OUTSTANDING:
Shares sold	5,900,000	900,000	6,400,000	8,900,000	2,000,000	1,100,000
Shares repurchased	(3,100,000)	(700,000)	(6,800,000)	(10,000,000)	(1,500,000)	(1,500,000)
Shares outstanding, beginning of period	200,000	—	13,400,000	14,500,000	1,000,000	1,400,000
Shares outstanding, end of period	3,000,000	200,000	13,000,000	13,400,000	1,500,000	1,000,000

*  Commencement of Investment Operations.

See Notes to Financial Statements.

66

	PowerShares Dynamic Energy Exploration & Production Portfolio		PowerShares Dynamic Food & Beverage Portfolio		PowerShares Dynamic Hardware & Consumer Electronics Portfolio
	Six Months Ended October 31, 2007 (Unaudited)	Year Ended April 30, 2007	Six Months Ended October 31, 2007 (Unaudited)	Year Ended April 30, 2007	Six Months Ended October 31, 2007 (Unaudited)	Year Ended April 30, 2007
OPERATIONS:
Net investment income (loss)	$163,599	$499,053	$516,925	$691,123	$327,252	$(58,128)
Net realized gain (loss) on investments	8,732,327	4,218,041	2,935,579	1,049,116	842,094	(283,424)
Net change in unrealized appreciation/depreciation of investments	12,979,851	7,881,779	(2,251,999)	2,942,933	1,709,746	285,507
Net increase (decrease) in net assets resulting from operations	21,875,777	12,598,873	1,200,505	4,683,172	2,879,092	(56,045)
Undistributed net investment income (loss) included in the price of units issued and redeemed	23,323	(44,428)	13,199	28,365	(30,315)	17,722
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(306,698)	(351,098)	(909,257)	(306,737)	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions to shareholders	(306,698)	(351,098)	(909,257)	(306,737)	—	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	86,980,557	142,236,445	39,372,165	29,846,194	13,443,422	11,586,059
Value of shares repurchased	(64,855,567)	(142,790,736)	(41,226,360)	(25,178,900)	(5,601,792)	(15,773,610)
Net income equalization	(23,323)	44,428	(13,199)	(28,365)	30,315	(17,722)
Net increase (decrease) in net assets resulting from shares transactions	22,101,667	(509,863)	(1,867,394)	4,638,929	7,871,945	(4,205,273)
Increase (Decrease) in Net Assets	43,694,069	11,693,484	(1,562,947)	9,043,729	10,720,722	(4,243,596)
NET ASSETS:
Beginning of period	123,488,337	111,794,853	33,313,802	24,270,073	12,520,390	16,763,986
End of period	$167,182,406	$123,488,337	$31,750,855	$33,313,802	$23,241,112	$12,520,390
Undistributed net investment income (loss) at end of period	$(23,375)	$96,401	$43,679	$422,812	$296,937	$—
CHANGES IN SHARES OUTSTANDING:
Shares sold	3,800,000	7,600,000	2,300,000	1,900,000	700,000	700,000
Shares repurchased	(2,900,000)	(7,800,000)	(2,400,000)	(1,600,000)	(300,000)	(1,000,000)
Shares outstanding, beginning of period	5,800,000	6,000,000	1,900,000	1,600,000	700,000	1,000,000
Shares outstanding, end of period	6,700,000	5,800,000	1,800,000	1,900,000	1,100,000	700,000

67

Statements of Changes in Net Assets (Continued)

	PowerShares Healthcare Services Portfolio		PowerShares Dynamic Insurance Portfolio		PowerShares Dynamic Leisure and Entertainment Portfolio
	Six Months Ended October 31, 2007 (Unaudited)	For the Period October 12, 2006* Through April 30, 2007	Six Months Ended October 31, 2007 (Unaudited)	Year Ended April 30, 2007	Six Months Ended October 31, 2007 (Unaudited)	Year Ended April 30, 2007
OPERATIONS:
Net investment income (loss)	$(103,099)	$(54,123)	$593,067	$372,086	$653,224	$139,932
Net realized gain (loss) on investments	904,892	849,715	373,121	1,728,304	2,615,499	2,116,697
Net change in unrealized appreciation/ depreciation of investments	583,868	1,233,030	(3,544,501)	2,466,573	(4,869,881)	1,377,435
Net increase (decrease) in net assets resulting from operations	1,385,661	2,028,622	(2,578,313)	4,566,963	(1,601,158)	3,634,064
Undistributed net investment income (loss) included in the price of units issued and redeemed	(74,001)	(26,513)	(3,212)	26,238	(212,000)	17,232
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	(201,682)	(333,066)	(54,236)	(158,121)
Tax return of capital	—	—	—	—	—	(21,748)
Total distributions to shareholders.	—	—	(201,682)	(333,066)	(54,236)	(179,869)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	39,673,478	41,920,078	28,554,890	67,091,384	38,509,268	48,534,706
Value of shares repurchased ...	(22,648,634)	(15,907,211)	(24,596,511)	(44,088,414)	(55,677,192)	(30,217,844)
Net income equalization .	74,001	26,513	3,212	(26,238)	212,000	(17,232)
Net increase (decrease) in net assets resulting from shares transactions	17,098,845	26,039,380	3,961,591	22,976,732	(16,955,924)	18,299,630
Increase (Decrease) in Net Assets	18,410,505	28,041,489	1,178,384	27,236,867	(18,823,318)	21,771,057
NET ASSETS:
Beginning of period ...	28,041,489	—	58,401,214	31,164,347	49,472,335	27,701,278
End of period ...	$46,451,994	$28,041,489	$59,579,598	$58,401,214	$30,649,017	$49,472,335
Undistributed net investment income (loss) at end of period	$(177,100)	$—	$451,934	$63,761	$386,988	$—
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,400,000	1,600,000	1,500,000	3,800,000	2,100,000	2,800,000
Shares repurchased ...	(800,000)	(600,000)	(1,300,000)	(2,500,000)	(3,100,000)	(1,800,000)
Shares outstanding, beginning of period ...	1,000,000	—	3,100,000	1,800,000	2,700,000	1,700,000
Shares outstanding, end of period .	1,600,000	1,000,000	3,300,000	3,100,000	1,700,000	2,700,000

*  Commencement of Investment Operations.

See Notes to Financial Statements.

68

	PowerShares Dynamic Media Portfolio		PowerShares Dynamic Networking Portfolio		PowerShares Dynamic Oil & Gas Services Portfolio
	Six Months Ended October 31, 2007 (Unaudited)	Year Ended April 30, 2007	Six Months Ended October 31, 2007 (Unaudited)	Year Ended April 30, 2007	Six Months Ended October 31, 2007 (Unaudited)	Year Ended April 30, 2007
OPERATIONS:
Net investment income (loss)	$774,488	$62,910	$(54,525)	$(131,055)	$(434,674)	$45,350
Net realized gain (loss) on investments	(1,905,166)	1,254,097	561,582	3,855,985	36,518,205	(542,568)
Net change in unrealized appreciation/ depreciation of investments	(2,198,505)	858,209	2,152,010	(2,673,735)	24,168,348	4,979,597
Net increase (decrease) in net assets resulting from operations	(3,329,183)	2,175,216	2,659,067	1,051,195	60,251,879	4,482,379
Undistributed net investment income (loss) included in the price of units issued and redeemed	(195,201)	(9,491)	(24,981)	36,561	12,158	45,370
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(100,340)	(58,259)	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions to shareholders.	(100,340)	(58,259)	—	—	—	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	70,564,202	45,055,211	13,387,264	43,920,427	260,044,587	192,578,053
Value of shares repurchased ...	(55,584,361)	(40,409,878)	(9,712,945)	(54,100,512)	(154,350,737)	(260,736,085)
Net income equalization .	195,201	9,491	24,981	(36,561)	(12,158)	(45,370)
Net increase (decrease) in net assets resulting from shares transactions	15,175,042	4,654,824	3,699,300	(10,216,646)	105,681,692	(68,203,402)
Increase (Decrease) in Net Assets	11,550,318	6,762,290	6,333,386	(9,128,890)	165,945,729	(63,675,653)
NET ASSETS:
Beginning of period ...	31,305,375	24,543,085	18,677,036	27,805,926	272,455,962	336,131,615
End of period ...	$42,855,693	$31,305,375	$25,010,422	$18,677,036	$438,401,691	$272,455,962
Undistributed net investment income (loss) at end of period	$491,108	$12,161	$(79,506)	$—	$(377,166)	$45,350
CHANGES IN SHARES OUTSTANDING:
Shares sold	4,200,000	2,900,000	700,000	2,600,000	10,000,000	9,500,000
Shares repurchased ...	(3,500,000)	(2,700,000)	(500,000)	(3,200,000)	(6,000,000)	(13,200,000)
Shares outstanding, beginning of period ...	1,900,000	1,700,000	1,000,000	1,600,000	12,000,000	15,700,000
Shares outstanding, end of period .	2,600,000	1,900,000	1,200,000	1,000,000	16,000,000	12,000,000

69

Statements of Changes in Net Assets (Continued)

	PowerShares Dynamic Pharmaceuticals Portfolio		PowerShares Dynamic Retail Portfolio
	Six Months Ended October 31, 2007 (Unaudited)	Year Ended April 30, 2007	Six Months Ended October 31, 2007 (Unaudited)	Year Ended April 30, 2007
OPERATIONS:
Net investment income (loss)	$249,772	$332,121	$8,091	$69,426
Net realized gain (loss) on investments	4,073,284	6,281,890	(606,675)	2,367,368
Net change in unrealized appreciation/ depreciation of investments	(8,994,165)	7,374,349	(1,511,620)	(1,871,851)
Net increase (decrease) in net assets resulting from operations	(4,671,109)	13,988,360	(2,110,204)	564,943
Undistributed net investment income (loss) included in the price of units issuedand redeemed	(29,121)	(24,592)	(8,891)	(3,544)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(233,160)	(367,491)	(18,816)	(54,224)
Tax return of capital	—	(27,281)	—	—
Total distributions to shareholders	(233,160)	(394,772)	(18,816)	(54,224)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	66,760,882	72,406,707	23,764,632	77,371,444
Value of shares repurchased	(50,734,049)	(69,811,556)	(33,361,649)	(77,636,176)
Net income equalization	29,121	24,592	8,891	3,544
Net increase (decrease) in net assets resulting from shares transactions	16,055,954	2,619,743	(9,588,126)	(261,188)
Increase (Decrease) in Net Assets	11,122,564	16,188,739	(11,726,037)	245,987
NET ASSETS:
Beginning of period	82,345,291	66,156,552	24,029,246	23,783,259
End of period	$93,467,855	$82,345,291	$12,303,209	$24,029,246
Undistributed net investment income (loss) at end of period	$(12,509)	$—	$2,539	$22,155
CHANGES IN SHARES OUTSTANDING:
Shares sold	3,400,000	4,200,000	1,300,000	4,300,000
Shares repurchased	(2,700,000)	(4,000,000)	(1,800,000)	(4,400,000)
Shares outstanding, beginning of period	4,200,000	4,000,000	1,200,000	1,300,000
Shares outstanding, end of period	4,900,000	4,200,000	700,000	1,200,000

*  Commencement of Investment Operations.

See Notes to Financial Statements.

70

	PowerShares Dynamic Semiconductors Portfolio		PowerShares Dynamic Software Portfolio
	Six Months Ended October 31, 2007 (Unaudited)	Year Ended April 30, 2007	Six Months Ended October 31, 2007 (Unaudited)	Year Ended April 30, 2007
OPERATIONS:
Net investment income (loss)	$(86,249)	$(190,009)	$(167,910)	$(339,292)
Net realized gain (loss) on investments	5,193,861	(1,261,539)	3,626,045	6,849,312
Net change in unrealized appreciation/ depreciation of investments	(13,941,747)	(3,142,437)	(529,230)	2,073,236
Net increase (decrease) in net assets resulting from operations	(8,834,135)	(4,593,985)	2,928,905	8,583,256
Undistributed net investment income (loss) included in the price of units issuedand redeemed	31,192	(71,444)	95,908	1,824
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—
Tax return of capital	—	—	—	—
Total distributions to shareholders	—	—	—	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	131,973,359	159,099,139	34,467,660	99,964,940
Value of shares repurchased	(140,355,796)	(99,548,000)	(48,430,016)	(86,977,854)
Net income equalization	(31,192)	71,444	(95,908)	(1,824)
Net increase (decrease) in net assets resulting from shares transactions	(8,413,629)	59,622,583	(14,058,264)	12,985,262
Increase (Decrease) in Net Assets	(17,216,572)	54,957,154	(11,033,451)	21,570,342
NET ASSETS:
Beginning of period	161,886,007	106,928,853	71,369,254	49,798,912
End of period	$144,669,435	$161,886,007	$60,335,803	$71,369,254
Undistributed net investment income (loss) at end of period	$(55,057)	$—	$(72,002)	$—
CHANGES IN SHARES OUTSTANDING:
Shares sold	6,900,000	8,800,000	1,700,000	5,500,000
Shares repurchased	(7,500,000)	(5,600,000)	(2,400,000)	(4,700,000)
Shares outstanding, beginning of period	8,500,000	5,300,000	3,500,000	2,700,000
Shares outstanding, end of period	7,900,000	8,500,000	2,800,000	3,500,000

71

Financial Highlights

PowerShares Dynamic Banking Portfolio

	Six Months Ended October 31, 2007 (Unaudited)	For the Period October 12, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$23.68	$25.17
Net investment income**	0.21	0.22
Net realized and unrealized loss on investments	(2.36)	(1.43)
Total from operations	(2.15)	(1.21)
Undistributed net investment loss included in price of units issued and redeemed**	(0.01)	(0.06)
Distributions to shareholders from:
Net investment income	(0.24)	(0.22)
Net asset value at end of period	$21.28	$23.68
TOTAL RETURN:***	(9.20)%	(5.08)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$63,849	$4,736
Ratio to average net assets of:
Expenses, net of waivers	0.70%†	0.76%†
Expenses, prior to waivers	1.02%†	1.88%†
Net investment income, net of waivers	2.07%†	1.58%†
Portfolio turnover rate ††	36%	57%

PowerShares Dynamic Biotechnology & Genome Portfolio

	Six Months Ended October 31, 2007 (Unaudited)		Year Ended April 30, 2007		For the Period June 23, 2005* Through April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$19.30		$17.24		$14.71
Net investment loss**	(0.05)		(0.10)		(0.08)
Net realized and unrealized gain on investments	0.42		2.15		2.61
Total from operations	0.37		2.05		2.53
Undistributed net investment income included in price of units issued and redeemed**	—	(a)	0.01		—
Net asset value at end of period	$19.67		$19.30		$17.24
TOTAL RETURN:***	1.92%		11.95%		17.20%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$255,726		$258,616		$250,021
Ratio to average net assets of:
Expenses, net of waivers and reimbursements	0.63	%†	0.63%		0.64	%†
Expenses, prior to waivers and reimbursements	0.62	%†(b)	0.66	%(b)	0.67	%†
Net investment loss, net of waivers and reimbursements	(0.55	)%†	(0.56)%		(0.55	)%†
Portfolio turnover rate ††	47%		82%		49%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  Amount represents less than $0.005.

(b)  The expenses, prior to waivers, exclude amounts reimbursed to the Adviser under the Expense Agreement of 0.01%, and less than 0.01% for the six months ended October 31, 2007, and for the year ended April 30, 2007, respectively.

See Notes to Financial Statements.
72

Financial Highlights (Continued)

PowerShares Dynamic Building & Construction Portfolio

	Six Months Ended October 31, 2007 (Unaudited)		Year Ended April 30, 2007	For the Period October 26, 2005* Through April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$18.70		$18.15	$15.26
Net investment income**	0.01		0.02	—	(a)
Net realized and unrealized gain on investments	1.42		0.52	2.90
Total from operations	1.43		0.54	2.90
Undistributed net investment income included in price of units issued and redeemed**	0.01		0.01	—
Distributions to shareholders from:
Net investment income	(0.02)		— (a)	(0.01)
Net asset value at end of period	$20.12		$18.70	$18.15
TOTAL RETURN:***	7.70%		3.06%	18.99%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$30,176		$18,699	$25,406
Ratio to average net assets of:
Expenses, net of waivers and reimbursements	0.63	%†	0.63%	0.67	%†
Expenses, prior to waivers and reimbursements	1.12	%†(b)	1.65%	0.80	%†
Net investment income, net of waivers and reimbursements	0.12	%†	0.15%	—	†(a)
Portfolio turnover rate ††	15%		59%	29%

PowerShares Dynamic Energy Exploration & Production Portfolio

	Six Months Ended October 31, 2007 (Unaudited)		Year Ended April 30, 2007	For the Period October 26, 2005* Through April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$21.29		$18.63	$16.03
Net investment income**	0.03		0.09	—	(a)
Net realized and unrealized gain on investments	3.68		2.64	2.62
Total from operations	3.71		2.73	2.62
Undistributed net investment income (loss) included in price of units issued and redeemed**	—	(a)	(0.01)	—
Distributions to shareholders from:
Net investment income	(0.05)		(0.06)	(0.02)
Net asset value at end of period	$24.95		$21.29	$18.63
TOTAL RETURN:***	17.42%		14.66%	16.33%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$167,182		$123,488	$111,795
Ratio to average net assets of:
Expenses, net of waivers and reimbursements	0.63	%†	0.63%	0.66	%†
Expenses, prior to waivers and reimbursements	0.65	%†(c)	0.74%	0.75	%†
Net investment income (loss), net of waivers and reimbursements	0.22	%†	0.47%	(0.01	)%†
Portfolio turnover rate ††	20%		59%	19%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  Amount represents less than $0.005 or 0.005%.

(b)  The expenses, prior to waivers, exclude amounts reimbursed to the Adviser under the Expense Agreement of 0.01% for the six months ended October 31, 2007.

(c)  The expenses, prior to waivers, exclude amounts reimbursed to the Adviser under the Expense Agreement of less than 0.01% for the six months ended October 31, 2007.

See Notes to Financial Statements.
73

Financial Highlights (Continued)

PowerShares Dynamic Food & Beverage Portfolio

	Six Months Ended October 31, 2007 (Unaudited)		Year Ended April 30, 2007	For the Period June 23, 2005* Through April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$17.53		$15.17	$14.85
Net investment income**	0.26		0.39	0.11
Net realized and unrealized gain on investments	0.31		2.12	0.30
Total from operations	0.57		2.51	0.41
Undistributed net investment income included in price of units issued and redeemed**	0.01		0.02	—
Distributions to shareholders from:
Net investment income	(0.47)		(0.17)	(0.09)
Net asset value at end of period	$17.64		$17.53	$15.17
TOTAL RETURN:***	3.36%		16.79%	2.78%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$31,751		$33,314	$24,270
Ratio to average net assets of:
Expenses, net of waivers and reimbursements	0.63	%†	0.64%	0.69	%†
Expenses, prior to waivers and reimbursements	0.96	%†(a)	1.15%	1.07	%†
Net investment income, net of waivers and reimbursements	3.10	%†	2.42%	0.91	%†
Portfolio turnover rate ††	38%		50%	72%

PowerShares Dynamic Hardware & Consumer Electronics Portfolio

	Six Months Ended October 31, 2007 (Unaudited)		Year Ended April 30, 2007	For the Period December 6, 2005* Through April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$17.89		$16.76	$15.30
Net investment income (loss)**	0.43		(0.08)	(0.03)
Net realized and unrealized gain on investments	2.85		1.19	1.49
Total from operations	3.28		1.11	1.46
Undistributed net investment income (loss) included in price of units issued and redeemed**	(0.04)		0.02	—
Net asset value at end of period	$21.13		$17.89	$16.76
TOTAL RETURN:***	18.11%		6.74%	9.54%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$23,241		$12,520	$16,764
Ratio to average net assets of:
Expenses, net of waivers and reimbursements	0.63	%†	0.72%	0.68	%†
Expenses, prior to waivers and reimbursements	1.50	%†(b)	1.96%	1.03	%†
Net investment income (loss), net of waivers and reimbursements	4.52	%†	(0.48)%	(0.48	)%†
Portfolio turnover rate ††	21%		52%	14%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  The expenses, prior to waivers, exclude amounts reimbursed to the Adviser under the Expense Agreement of 0.01% for the six months ended October 31, 2007.

(b)  The expenses, prior to waivers, exclude amounts reimbursed to the Adviser under the Expense Agreement of 0.02% for the six months ended October 31, 2007.

See Notes to Financial Statements.
74

Financial Highlights (Continued)

PowerShares Dynamic Healthcare Services Portfolio

	Six Months Ended October 31, 2007 (Unaudited)	For the Period October 12, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$28.04	$24.88
Net investment loss**	(0.08)	(0.08)
Net realized and unrealized gain on investments	1.13	3.28
Total from operations	1.05	3.20
Undistributed net investment loss included in price of units issued and redeemed**	(0.06)	(0.04)
Net asset value at end of period	$29.03	$28.04
TOTAL RETURN:***	3.53%	12.70%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$46,452	$28,041
Ratio to average net assets of:
Expenses, net of waivers	0.69%†	0.70%†
Expenses, prior to waivers	0.97%†	1.20%†
Net investment loss, net of waivers	(0.57)%†	(0.56)%†
Portfolio turnover rate ††	39%	13%

PowerShares Dynamic Insurance Portfolio

	Six Months Ended October 31, 2007 (Unaudited)		Year Ended April 30, 2007	For the Period October 26, 2005* Through April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$18.84		$17.31	$15.44
Net investment income**	0.18		0.15	0.07
Net realized and unrealized gain (loss) on investments	(0.91)		1.50	1.86
Total from operations	(0.73)		1.65	1.93
Undistributed net investment income included in price of units issued and redeemed** .	—	(a)	0.01	—
Distributions to shareholders from:
Net investment income	(0.06)		(0.13)	(0.06)
Net asset value at end of period	$18.05		$18.84	$17.31
TOTAL RETURN:***	(3.87)%		9.62%	12.54%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$59,580		$58,401	$31,164
Ratio to average net assets of:
Expenses, net of waivers and reimbursements	0.63	%†	0.63%	0.68	%†
Expenses, prior to waivers and reimbursements	0.78	%†(b)	0.96%	0.87	%†
Net investment income, net of waivers and reimbursements	1.96	%†	0.87%	0.81	%†
Portfolio turnover rate ††	35%		40%	30%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  Amount represents less than $0.005.

(b)  The expenses, prior to waivers, exclude amounts reimbursed to the Adviser under the Expense Agreement of less than 0.01% for the six months ended October 31, 2007.

See Notes to Financial Statements.
75

Financial Highlights (Continued)

PowerShares Dynamic Leisure and Entertainment Portfolio

	Six Months Ended October 31, 2007 (Unaudited)		Year Ended April 30, 2007	For the Period June 23, 2005* Through April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$18.32		$16.29	$14.77
Net investment income**	0.25		0.07	0.03
Net realized and unrealized gain (loss) on investments	(0.44)		2.04	1.51
Total from operations	(0.19)		2.11	1.54
Undistributed net investment income (loss) included in price of units issued and redeemed**	(0.08)		0.01	—
Distributions to shareholders from:
Net investment income	(0.02)		(0.08)	(0.02)
Tax return of capital	—		(0.01)	—
Total distributions	(0.02)		(0.09)	(0.02)
Net asset value at end of period	$18.03		$18.32	$16.29
TOTAL RETURN:***	(1.48)%		13.02%	10.41%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$30,649		$49,472	$27,701
Ratio to average net assets of:
Expenses, net of waivers and reimbursements	0.63	%†	0.64%	0.68%†
Expenses, prior to waivers and reimbursements	0.84	%†(a)	1.07%	1.03%†
Net investment income, net of waivers and reimbursements	2.71	%†	0.42%	0.22%†
Portfolio turnover rate ††	31%		35%	48%

PowerShares Dynamic Media Portfolio

	Six Months Ended October 31, 2007 (Unaudited)		Year Ended April 30, 2007	For the Period June 23, 2005* Through April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$16.48		$14.44	$14.93
Net investment income**	0.25		0.04	0.02
Net realized and unrealized gain (loss) on investments	(0.16)		2.05	(0.49)
Total from operations	0.09		2.09	(0.47)
Undistributed net investment loss included in price of units issued and redeemed**	(0.06)		(0.01)	—
Distributions to shareholders from:
Net investment income	(0.03)		(0.04)	(0.02)
Net asset value at end of period	$16.48		$16.48	$14.44
TOTAL RETURN:***	0.21%		14.42%	(3.15)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$42,856		$31,305	$24,543
Ratio to average net assets of:
Expenses, net of waivers and reimbursements	0.63	%†	0.64%	0.68%†
Expenses, prior to waivers and reimbursements	0.81	%†(b)	1.24%	1.04%†
Net investment income, net of waivers and reimbursements	2.92	%†	0.25%	0.19%†
Portfolio turnover rate ††	39%		43%	68%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  The expenses, prior to waivers, exclude amounts reimbursed to the Adviser under the Expense Agreement of 0.01% for the six months ended October 31, 2007.

(b)  The expenses, prior to waivers, exclude amounts reimbursed to the Adviser under the Expense Agreement of 0.01% for the six months ended October 31, 2007.

See Notes to Financial Statements.
76

Financial Highlights (Continued)

PowerShares Dynamic Networking Portfolio

	Six Months Ended October 31, 2007 (Unaudited)		Year Ended April 30, 2007	For the Period June 23, 2005* Through April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$18.68		$17.38	$14.96
Net investment loss**	(0.05)		(0.09)	(0.08)
Net realized and unrealized gain on investments	2.23		1.36	2.50
Total from operations	2.18		1.27	2.42
Undistributed net investment income included in price of units issued and redeemed**	(0.02)		0.03	—
Net asset value at end of period	$20.84		$18.68	$17.38
TOTAL RETURN:***	11.56%		7.48%	16.18%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$25,010		$18,677	$27,806
Ratio to average net assets of:
Expenses, net of waivers and reimbursements	0.63	%†	0.64%	0.68	%†
Expenses, prior to waivers and reimbursements	1.19	%†(b)	1.24%	1.03	%†
Net investment loss, net of waivers and reimbursements	(0.51	)%†	(0.54)%	(0.59	)%†
Portfolio turnover rate ††	7%		62%	42%

PowerShares Dynamic Oil & Gas Services Portfolio

	Six Months Ended October 31, 2007 (Unaudited)		Year Ended April 30, 2007		For the Period October 26, 2005* Through April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$22.70		$21.41		$16.43
Net investment income (loss)**	(0.03)		—	(a)	(0.01)
Net realized and unrealized gain on investments	4.73		1.29		4.99
Total from operations	4.70		1.29		4.98
Undistributed net investment income included in price of units issued and redeemed**	—	(a)	—	(a)	—
Net asset value at end of period	$27.40		$22.70		$21.41
TOTAL RETURN:***	20.71%		6.03%		30.31%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$438,402		$272,456		$336,132
Ratio to average net assets of:
Expenses, net of waivers and reimbursements	0.63	%†	0.63%		0.64	%†
Expenses, prior to waivers and reimbursements	0.60	%†(c)	0.65	%(c)	0.67	%†
Net investment income (loss), net of waivers and reimbursements	(0.22	)%†	0.02%		(0.10	)%†
Portfolio turnover rate ††	31%		76%		10%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  Amount represents less than $0.005.

(b)  The expenses, prior to waivers, exclude amounts reimbursed to the Adviser under the Expense Agreement of 0.01% for the six months ended October 31, 2007.

(c)  The expenses, prior to waivers, exclude amounts reimbursed to the Adviser under the Expense Agreement of 0.03%, and less than 0.01% for the six months ended October 31, 2007, and for the year ended April 30, 2007, respectively.

See Notes to Financial Statements.
77

Financial Highlights (Continued)

PowerShares Dynamic Pharmaceuticals Portfolio

	Six Months Ended October 31, 2007 (Unaudited)		Year Ended April 30, 2007	For the Period June 23, 2005* Through April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$19.61		$16.54	$14.84
Net investment income**	0.05		0.08	0.06
Net realized and unrealized gain (loss) on investments	(0.53)		3.09	1.68
Total from operations	(0.48)		3.17	1.74
Undistributed net investment loss included in price of units issued and redeemed**	(0.01)		(0.01)	—
Distributions to shareholders from:
Net investment income	(0.04)		(0.08)	(0.04)
Tax return of capital	—		(0.01)	—
Total distributions	(0.04)		(0.09)	(0.04)
Net asset value at end of period	$19.08		$19.61	$16.54
TOTAL RETURN:***	(2.49)%		19.20%	11.74%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$93,468		$82,345	$66,157
Ratio to average net assets of:
Expenses, net of waivers and reimbursements	0.63	%†	0.63%	0.66%†
Expenses, prior to waivers and reimbursements	0.68	%†(b)	0.80%	0.88%†
Net investment income, net of waivers and reimbursements	0.46	%†	0.43%	0.42%†
Portfolio turnover rate ††	20%		29%	29%

PowerShares Dynamic Retail Portfolio

	Six Months Ended October 31, 2007 (Unaudited)		Year Ended April 30, 2007	For the Period October 26, 2005* Through April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$20.02		$18.29	$15.13
Net investment income**	0.01		0.07	0.01
Net realized and unrealized gain (loss) on investments	(2.42)		1.71	3.16
Total from operations	(2.41)		1.78	3.17
Undistributed net investment income (loss) included in price of units issued and redeemed**	(0.01)		— (a)	—
Distributions to shareholders from:
Net investment income	(0.02)		(0.05)	(0.01)
Net asset value at end of period	$17.58		$20.02	$18.29
TOTAL RETURN:***	(12.08)%		9.72%	20.98%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$12,303		$24,029	$23,783
Ratio to average net assets of:
Expenses, net of waivers and reimbursements	0.63	%†	0.64%	0.70	%†
Expenses, prior to waivers and reimbursements	1.42	%†(c)	1.41%	0.97	%†
Net investment income, net of waivers and reimbursements	0.10	%†	0.35%	0.17	%†
Portfolio turnover rate ††	103%		73%	11%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  Amount represents less than $0.005.

(b)  The expenses, prior to waivers, exclude amounts reimbursed to the Adviser under the Expense Agreement of less than 0.01% for the six months ended October 31, 2007.

(c)  The expenses, prior to waivers, exclude amounts reimbursed to the Adviser under the Expense Agreement of 0.02% for the six months ended October 31, 2007.

See Notes to Financial Statements.
78

Financial Highlights (Continued)

PowerShares Dynamic Semiconductors Portfolio

	Six Months Ended October 31, 2007 (Unaudited)		Year Ended April 30, 2007	For the Period June 23, 2005* Through April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$19.05		$20.18	$14.93
Net investment loss**	(0.01)		(0.04)	(0.05)
Net realized and unrealized gain (loss) on investments	(0.73)		(1.08)	5.30
Total from operations	(0.74)		(1.12)	5.25
Undistributed net investment income (loss) included in price of units issued and redeemed**	—	(a)	(0.01)	—
Net asset value at end of period	$18.31		$19.05	$20.18
TOTAL RETURN:***	(3.89)%		(5.60)%	35.16%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$144,669		$161,886	$106,929
Ratio to average net assets of:
Expenses, net of waivers and reimbursements	0.63	%†	0.63%	0.65	%†
Expenses, prior to waivers and reimbursements	0.63	%†(b)	0.78%	0.75	%†
Net investment loss, net of waivers and reimbursements	(0.10	)%†	(0.23)%	(0.33	)%†
Portfolio turnover rate ††	35%		51%	42%

PowerShares Dynamic Software Portfolio

	Six Months Ended October 31, 2007 (Unaudited)		Year Ended April 30, 2007	For the Period June 23, 2005* Through April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$20.39		$18.44	$14.98
Net investment loss**	(0.05)		(0.10)	(0.08)
Net realized and unrealized gain on investments	1.18		2.05	3.54
Total from operations	1.13		1.95	3.46
Undistributed net investment income included in price of units issued and redeemed**	0.03		— (a)	—
Net asset value at end of period	$21.55		$20.39	$18.44
TOTAL RETURN:***	5.69%		10.57%	23.10%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$60,336		$71,369	$49,799
Ratio to average net assets of:
Expenses, net of waivers and reimbursements	0.63	%†	0.63%	0.67	%†
Expenses, prior to waivers and reimbursements	0.76	%†(c)	0.83%	0.91	%†
Net investment loss, net of waivers and reimbursements	(0.49	)%†	(0.51)%	(0.53	)%†
Portfolio turnover rate ††	33%		59%	75%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  Amount represents less than $0.005.

(b)  The expenses, prior to waivers, exclude amounts reimbursed to the Adviser under the Expense Agreement of 0.01% for the six months ended October 31, 2007.

(c)  The expenses, prior to waivers, exclude amounts reimbursed to the Adviser under the Expense Agreement of 0.02% for the six months ended October 31, 2007.

See Notes to Financial Statements.
79

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

October 31,2007 (Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), is an exchange-traded, management investment company that was organized as a Massachusetts business trust on June 9, 2000. The Trust currently consists of seventy portfolios. This report includes the following portfolios:

PowerShares Dynamic Banking Portfolio	"Dynamic Banking Portfolio"

PowerShares Dynamic Biotechnology &

Genome Portfolio	"Dynamic Biotechnology & Genome Portfolio"

PowerShares Dynamic Building &

Construction Portfolio	"Dynamic Building & Construction Portfolio"

PowerShares Dynamic Energy Exploration &	"Dynamic Energy Exploration & Production

Production Portfolio	Portfolio"

PowerShares Dynamic Food & Beverage Portfolio	"Dynamic Food & Beverage Portfolio"

PowerShares Dynamic Hardware & Consumer	"Dynamic Hardware & Consumer Electronics

Electronics Portfolio	Portfolio"

PowerShares Dynamic Healthcare Services Portfolio	"Dynamic Healthcare Services Portfolio"

PowerShares Dynamic Insurance Portfolio	"Dynamic Insurance Portfolio"

PowerShares Dynamic Leisure and

Entertainment Portfolio	"Dynamic Leisure and Entertainment Portfolio"

PowerShares Dynamic Media Portfolio	"Dynamic Media Portfolio"

PowerShares Dynamic Networking Portfolio	"Dynamic Networking Portfolio"

PowerShares Dynamic Oil & Gas Services Portfolio	"Dynamic Oil & Gas Services Portfolio"

PowerShares Dynamic Pharmaceuticals Portfolio	"Dynamic Pharmaceuticals Portfolio"

PowerShares Dynamic Retail Portfolio	"Dynamic Retail Portfolio"

PowerShares Dynamic Semiconductors Portfolio	"Dynamic Semiconductors Portfolio"

PowerShares Dynamic Software Portfolio	"Dynamic Software Portfolio"

Each portfolio represents a separate series of the Trust (the "Fund" or "Funds"). Each Fund's shares are listed and traded on the American Stock Exchange. The Funds' market prices may differ to some degree from the net asset value of the shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in a large specified number of shares, each called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following equity indices:

Fund	Index
Dynamic Banking Portfolio	Dynamic Banking IntellidexSM Index

Dynamic Biotechnology & Genome Portfolio Index	Dynamic Biotechnology & Genome IntellidexSM

Dynamic Building & Construction Portfolio Index	Dynamic Building and Construction IntellidexSM

80

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31,2007 (Unaudited)

Fund	Index
Dynamic Energy Exploration & Production Portfolio IntellidexSM Index	Dynamic Energy Exploration & Production

Dynamic Food & Beverage Portfolio	Dynamic Food & Beverage IntellidexSM Index

Dynamic Hardware & Consumer Electronics Portfolio IntellidexSM Index	Dynamic Hardware & Consumer Electronics

Dynamic Healthcare Services Portfolio	Dynamic Healthcare Services IntellidexSM Index

Dynamic Insurance Portfolio	Dynamic Insurance IntellidexSM Index

Dynamic Leisure and Entertainment Portfolio Index	Dynamic Leisure and Entertainment IntellidexSM

Dynamic Media Portfolio	Dynamic Media IntellidexSM Index

Dynamic Networking Portfolio	Dynamic Networking IntellidexSM Index

Dynamic Oil & Gas Services Portfolio	Dynamic Oil Services IntellidexSM Index

Dynamic Pharmaceuticals Portfolio	Dynamic Pharmaceuticals IntellidexSM Index

Dynamic Retail Portfolio	Dynamic Retail IntellidexSM Index

Dynamic Semiconductors Portfolio	Dynamic Semiconductors IntellidexSM Index

Dynamic Software Portfolio	Dynamic Software IntellidexSM Index

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The financial statements have been prepared in compliance with all applicable accounting rules and practices, including FIN 48.

A. Security Valuation

Securities are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or in the case of NASDAQ, at the NASDAQ official closing price. Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trust's Pricing Committee in accordance with procedures adopted by the Board of Trustees. Investments in money market mutual funds are stated at net asset value.

B. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and net taxable capital gains to its shareholders. Therefore, no provision for Federal income taxes is required.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, losses deferred due to post-October losses and excise tax regulations.

81

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31,2007 (Unaudited)

C. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Corporate actions (including cash dividends) are recorded net of nonreclaimable foreign tax withholdings on the ex-dividend date.

D. Expenses

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

E. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income to its shareholders quarterly and distributes net realized taxable capital gains, if any, annually. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in each Fund's financial statements as a return of capital.

F. Equalization

All Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholder's per share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital shares. Equalization is calculated on a per share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income (loss) included in the price of capital shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

Note 3. Advisory and Administration Agreements

PowerShares Capital Management LLC (the "Adviser") has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. The fees paid by each Fund to the Adviser are accrued daily and are payable at 0.50% per annum on each Fund's average daily net assets.

Each Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses. Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Funds (excluding interest expense, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) from exceeding 0.60% of average daily net assets per year (the "Expense Cap"), at least until April 30, 2008. Offering costs excluded from the Expense Cap are: (a) legal fees pertaining to the Funds' shares offered for sale; (b) Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange.

82

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31,2007 (Unaudited)

For the six months ended October 31, 2007, the Adviser waived and assumed the following fees and expenses:

	Fees Waived	Expenses Assumed
Dynamic Banking Portfolio	$48,495	$—
Dynamic Building & Construction Portfolio	58,132	—
Dynamic Energy Exploration & Production Portfolio	14,240	—
Dynamic Food & Beverage Portfolio	55,638	—
Dynamic Hardware & Consumer Electronics Portfolio	36,169	26,788
Dynamic Healthcare Services Portfolio	50,148	—
Dynamic Insurance Portfolio	45,838	—
Dynamic Leisure and Entertainment Portfolio	51,724	—
Dynamic Media Portfolio	46,957	—
Dynamic Networking Portfolio	53,630	6,129
Dynamic Pharmaceuticals Portfolio	27,810	—
Dynamic Retail Portfolio	39,510	23,040
Dynamic Semiconductors Portfolio	713	—
Dynamic Software Portfolio	43,911	—

The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") in which expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap as specified above.

During the six months ended October 31, 2007, the details of expense waivers and reimbursements to the Adviser under the Expense Agreement were as follows:

	Gross Waivers	Gross Reimbusements	Net (Waivers)/ Reimbursements
Dynamic Banking Portfolio	$(48,495)	$—	$(48,495)
Dynamic Biotechnology & Genome Portfolio	(6,837)	16,297	9,460
Dynamic Building & Construction Portfolio	(59,478)	1,346	(58,132)
Dynamic Energy Exploration & Production Portfolio	(17,305)	3,065	(14,240)
Dynamic Food & Beverage Portfolio	(57,009)	1,371	(55,638)
Dynamic Hardware & Consumer Electronics Portfolio	(64,282)	1,325	(62,957)
Dynamic Healthcare Services Portfolio	(50,147)	—	(50,147)
Dynamic Insurance Portfolio	(47,251)	1,413	(45,838)
Dynamic Leisure and Entertainment Portfolio	(53,117)	1,393	(51,724)
Dynamic Media Portfolio	(48,321)	1,364	(46,957)
Dynamic Networking Portfolio	(61,104)	1,345	(59,759)
Dynamic Oil & Gas Services Portfolio	—	63,006	63,006
Dynamic Pharmaceuticals Portfolio	(29,342)	1,532	(27,810)
Dynamic Retail Portfolio	(63,889)	1,339	(62,550)
Dynamic Semiconductors Portfolio	(8,421)	7,708	(713)
Dynamic Software Portfolio	(49,828)	5,917	(43,911)

The net amounts of waivers or reimbursements are also shown on the Statements of Operations.

83

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31,2007 (Unaudited)

The amounts subject to reimbursement to the Adviser at October 31, 2007 are as follows:

	Reimbursements available during the fiscal years ending:
	04/30/08	04/30/09	04/30/10
Dynamic Banking Portfolio	$97,476	$97,476	$97,476
Dynamic Biotechnology & Genome Portfolio	115,448	115,448	87,272
Dynamic Building & Construction Portfolio	239,898	239,898	213,347
Dynamic Energy Exploration & Production Portfolio	163,189	163,189	134,319
Dynamic Food & Beverage Portfolio	280,011	280,011	204,432
Dynamic Hardware & Consumer Electronics Portfolio	248,248	248,248	215,995
Dynamic Healthcare Services Portfolio	97,671	97,671	97,671
Dynamic Insurance Portfolio	217,074	217,074	188,056
Dynamic Leisure and Entertainment Portfolio	271,652	271,652	199,369
Dynamic Media Portfolio	272,063	272,063	197,961
Dynamic Networking Portfolio	284,243	284,243	209,695
Dynamic Oil & Gas Services Portfolio	20,690	20,690	20,690
Dynamic Pharmaceuticals Portfolio	231,330	231,330	160,677
Dynamic Retail Portfolio	250,003	250,003	216,053
Dynamic Semiconductors Portfolio	190,563	190,563	134,917
Dynamic Software Portfolio	250,026	250,026	182,538

Distribution Agreement

Effective September 18, 2006 (or since inception, if later), A I M Distributors, Inc. (the "Distributor") serves as the distributor of Creation Units of each Fund pursuant to a Distribution Agreement between the Distributor and the Trust. The Distributor does not maintain a secondary market in shares. Prior to September 18, 2006, ALPS Distributors, Inc. served as the distributor.

The Board of Trustees of the Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, each Fund is authorized to pay an amount up to a maximum annual rate of 0.25% of the average daily net assets for certain distribution-related activities. No 12b-1 fees are currently charged to the Funds, and there are no plans to impose these fees.

Licensing Fee Agreements

The Adviser has entered into a licensing agreement for each Fund with the American Stock Exchange (the "Licensor"). The trademarks are owned by the Licensor. These trademark have been licensed to the Adviser for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensor and the Licensor makes no representation regarding the advisability of investing in any of these Funds. The Funds pay the sub-licensing fees which are shown on the Statements of Operations.

The Bank of New York serves as the administrator, custodian and fund accounting and transfer agent for each Fund. Effective July 2, 2007, The Bank of New York became a wholly-owned subsidiary of The Bank of New York Mellon Corporation.

The custodian has agreed to provide an overdraft protection to the Funds according to the terms of the service agreement.

84

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31,2007 (Unaudited)

Note 4. INVESCO Transaction and Transactions with Affiliates

On September 18, 2006, INVESCO PLC (formerly AMVESCAP PLC) and A I M Management Group, Inc., an indirect wholly-owned subsidiary of INVESCO PLC, announced that they had completed their acquisition of the Adviser (the "Acquisition"). The Board of Trustees, including a majority of the independent Trustees, and shareholders of each Fund had previously approved a new advisory agreement with the Adviser that became effective on September 18, 2006.

The Funds are permitted to invest daily available cash balances in affiliated money market funds. The Funds may invest in the Liquid Assets Portfolio ("LAP") of the Short-Term Investments. LAP is advised by A I M Advisors, Inc., an affiliate of the Adviser.

Note 5. Federal Income Tax

At October 31, 2007, the cost of investments for Federal income tax purposes and accumulated net unrealized appreciation/depreciation on investments were as follows:

	Cost	Unrealized Appreciation/ Depreciation	Gross Unrealized Appreciation	Gross Unrealized Depreciation
Dynamic Banking Portfolio	$67,334,425	$(3,564,016)	$808,748	$(4,372,764)
Dynamic Biotechnology & Genome Portfolio	245,161,632	11,127,719	30,127,199	(18,999,480)
Dynamic Building & Construction Portfolio	29,594,361	569,504	1,828,869	(1,259,365)
Dynamic Energy Exploration & Production Portfolio(1)	138,061,884	29,159,580	30,100,446	(940,866)
Dynamic Food & Beverage Portfolio	30,445,714	1,303,447	2,057,959	(754,512)
Dynamic Hardware & Consumer Electronics Portfolio	20,405,186	2,821,073	3,389,188	(568,115)
Dynamic Healthcare Services Portfolio	44,626,233	1,816,898	3,247,945	(1,431,047)
Dynamic Insurance Portfolio	59,110,580	466,583	2,479,303	(2,012,720)
Dynamic Leisure and Entertainment Portfolio	31,545,177	(888,687)	1,738,476	(2,627,163)
Dynamic Media Portfolio	44,171,062	(1,308,754)	3,328,237	(4,636,991)
Dynamic Networking Portfolio	22,436,935	2,594,590	3,466,344	(871,754)
Dynamic Oil & Gas Services Portfolio	384,355,637	54,247,880	62,093,210	(7,845,330)
Dynamic Pharmaceuticals Portfolio(2)	96,457,055	(2,963,648)	6,031,512	(8,995,160)
Dynamic Retail Portfolio	13,050,581	(745,907)	255,641	(1,001,548)
Dynamic Semiconductors Portfolio	150,764,876	(5,962,385)	8,690,679	(14,653,064)
Dynamic Software Portfolio	53,964,008	6,430,828	7,322,631	(891,803)

At April 30, 2007, the components of accumulated earnings/loss on a tax-basis were as follows:

	Accumulated Earnings	Net Accumulated Capital and other Gains/Losses	Unrealized Appreciation/ Depreciation	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Accumulated Earnings/Loss
Dynamic Banking Portfolio	$24,714	$—	$(174,472)	$81,844	$(256,316)	$(149,758)
Dynamic Biotechnology & Genome Portfolio	—	(19,933,720)	21,099,278	32,997,482	(11,898,204)	1,165,558
Dynamic Building & Construction Portfolio	18,249	(2,263,182)	2,398,007	2,722,636	(324,629)	153,074
Dynamic Energy Exploration & Production Portfolio(1)	96,401	(285,311)	16,023,625	16,865,463	(841,838)	15,834,715
Dynamic Food & Beverage Portfolio	422,812	(2,399,272)	3,543,046	3,855,804	(312,758)	1,566,586
Dynamic Hardware & Consumer Electronics Portfolio	—	(1,413,579)	1,106,108	1,413,731	(307,623)	(307,471)

85

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31,2007 (Unaudited)

	Accumulated Earnings	Net Accumulated Capital and other Gains/Losses	Unrealized Appreciation/ Depreciation	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Accumulated Earnings/Loss
Dynamic Healthcare Services Portfolio	$—	$—	$1,230,839	$1,560,853	$(330,014)	$1,230,839
Dynamic Insurance Portfolio	63,761	(774,301)	3,998,007	4,233,264	(235,257)	3,287,467
Dynamic Leisure and Entertainment Portfolio	—	(2,363,747)	3,981,010	4,417,047	(436,037)	1,617,263
Dynamic Media Portfolio	12,161	(3,733,107)	886,358	1,477,063	(590,705)	(2,834,588)
Dynamic Networking Portfolio	—	(2,322,628)	378,464	1,036,580	(658,116)	(1,944,164)
Dynamic Oil & Gas Services Portfolio	45,350	(15,026,862)	29,783,264	33,478,138	(3,694,874)	14,801,752
Dynamic Pharmaceuticals Portfolio(2)	—	(876,207)	5,802,069	8,260,004	(2,457,935)	4,925,862
Dynamic Retail Portfolio	22,155	(937,070)	765,713	1,391,111	(625,398)	(149,202)
Dynamic Semiconductors Portfolio	—	(9,430,420)	7,872,051	10,367,652	(2,495,601)	(1,558,369)
Dynamic Software Portfolio	—	(3,125,705)	6,946,900	7,682,674	(735,774)	3,821,195

At April 30, 2007, the cost of investments for Federal income tax purposes was as follows:

Dynamic Banking Portfolio	$4,993,380
Dynamic Biotechnology & Genome Portfolio	237,793,930
Dynamic Building & Construction Portfolio	16,352,405
Dynamic Energy Exploration & Production Portfolio(1)	107,456,621
Dynamic Food & Beverage Portfolio	29,760,620
Dynamic Hardware & Consumer Electronics Portfolio	11,538,049
Dynamic Healthcare Services Portfolio	26,896,441
Dynamic Insurance Portfolio	54,337,426
Dynamic Leisure and Entertainment Portfolio	45,680,197
Dynamic Media Portfolio	30,491,284
Dynamic Networking Portfolio	18,316,774
Dynamic Oil & Gas Services Portfolio	242,841,186
Dynamic Pharmaceuticals Portfolio(2)	76,575,919
Dynamic Retail Portfolio	23,473,722
Dynamic Semiconductors Portfolio	154,295,569
Dynamic Software Portfolio	64,755,556

Distributions to Shareholders:

The tax character of distributions paid during the period ended April 30, 2007 was as follows:

Distributions paid from Ordinary Income
Dynamic Banking Portfolio	$44,552
Dynamic Building & Construction Portfolio	4,191
Dynamic Energy Exploration & Production Portfolio(1)	351,098
Dynamic Food & Beverage Portfolio	306,737
Dynamic Insurance Portfolio	333,066
Dynamic Leisure and Entertainment Portfolio	158,121
Dynamic Media Portfolio	58,259
Dynamic Pharmaceuticals Portfolio(2)	367,491
Dynamic Retail Portfolio	54,224

86

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31,2007 (Unaudited)

Distributions paid from Return of Capital
Dynamic Leisure and Entertainment Portfolio	$21,748
Dynamic Pharmaceuticals Portfolio(2)	27,281

The tax character of distributions paid during the period ended April 30, 2006 was as follows:

Distributions paid from Ordinary Income
Dynamic Building & Construction Portfolio	$15,330
Dynamic Energy Exploration & Production Portfolio(1)	47,068
Dynamic Food & Beverage Portfolio	143,712
Dynamic Insurance Portfolio	112,084
Dynamic Leisure and Entertainment Portfolio	28,509
Dynamic Media Portfolio	34,051
Dynamic Pharmaceuticals Portfolio(2)	107,249
Dynamic Retail Portfolio	16,497

At April 30, 2007, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by the regulations, to offset future capital gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Capital Loss Available Through			Total
	2013	2014	2015	Amount
Dynamic Biotechnology & Genome Portfolio	$—	$321,497	$19,612,223	$19,933,720
Dynamic Building & Construction Portfolio	—	—	2,263,182	2,263,182
Dynamic Energy Exploration & Production Portfolio(1)	—	—	285,311	285,311
Dynamic Food & Beverage Portfolio	—	433,620	1,965,652	2,399,272
Dynamic Hardware & Consumer Electronics Portfolio	—	—	1,413,579	1,413,579
Dynamic Insurance Portfolio	—	—	774,301	774,301
Dynamic Leisure and Entertainment Portfolio	—	751,908	1,611,839	2,363,747
Dynamic Media Portfolio	—	545,973	3,187,134	3,733,107
Dynamic Networking Portfolio	—	383,187	1,939,441	2,322,628
Dynamic Oil & Gas Services Portfolio	—	—	15,026,862	15,026,862
Dynamic Pharmaceuticals Portfolio(2)	164,751	66,659	644,797	876,207
Dynamic Retail Portfolio	—	—	937,070	937,070
Dynamic Semiconductors Portfolio	—	271,588	9,158,832	9,430,420
Dynamic Software Portfolio	—	108,427	3,017,278	3,125,705

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of each Fund's next taxable year.

87

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31,2007 (Unaudited)

During the period ended April 30, 2007, the Funds incurred and will elect to defer net capital losses as follows:

Post-October Losses
Dynamic Banking Portfolio	$287,936
Dynamic Biotechnology & Genome Portfolio	9,144,591
Dynamic Building & Construction Portfolio	319,065
Dynamic Energy Exploration & Production Portfolio(1)	3,145,151
Dynamic Food & Beverage Portfolio	337,964
Dynamic Hardware & Consumer Electronics Portfolio	221,254
Dynamic Healthcare Services Portfolio	223,615
Dynamic Insurance Portfolio	276,644
Dynamic Leisure and Entertainment Portfolio	806,391
Dynamic Media Portfolio	623,461
Dynamic Networking Portfolio	518,242
Dynamic Oil & Gas Services Portfolio	9,157,735
Dynamic Pharmaceuticals Portfolio(2)	17,022
Dynamic Retail Portfolio	399,481
Dynamic Semiconductors Portfolio	3,078,131
Dynamic Software Portfolio	866,032

At April 30, 2007, the following reclassifications were made to the capital accounts of the Funds, to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations, which are primarily due to the differences between book and tax treatment of investments in real estate investment trusts, investments in partnerships, wash sales from redemption in-kind transactions, redemption in-kind transactions, return of capital and net investment losses. Net investment income, net realized gains and net assets were not affected by these changes.

	Undistributed Net Investment Income (Loss)	Undistributed Capital Gains/ (Accumulated Losses)	Paid in Capital
Dynamic Banking Portfolio	$19,989	$(77,971)	$57,982
Dynamic Biotechnology & Genome Portfolio	1,197,179	(20,868,583)	19,671,404
Dynamic Building & Construction Portfolio	(13,852)	(659,878)	673,730
Dynamic Energy Exploration & Production Portfolio(1)	(7,126)	(8,164,621)	8,171,747
Dynamic Food & Beverage Portfolio	(28,365)	(2,469,870)	2,498,235
Dynamic Hardware & Consumer Electronics Portfolio	40,406	(1,221,989)	1,181,583
Dynamic Healthcare Services Portfolio	80,636	(1,075,521)	994,885
Dynamic Insurance Portfolio	(26,238)	(2,621,869)	2,648,107
Dynamic Leisure and Entertainment Portfolio	4,683	(3,915,532)	3,910,849
Dynamic Media Portfolio	9,491	(3,831,219)	3,821,728
Dynamic Networking Portfolio	94,494	(5,971,189)	5,876,695
Dynamic Oil & Gas Services Portfolio	(45,370)	(22,607,287)	22,652,657
Dynamic Pharmaceuticals Portfolio(2)	51,873	(7,027,691)	6,975,818
Dynamic Retail Portfolio	5,189	(3,431,212)	3,426,023
Dynamic Semiconductors Portfolio	261,453	(9,161,280)	8,899,827
Dynamic Software Portfolio	337,468	(9,941,227)	9,603,759

(1) First tax year-end was May 31, 2006. Tax year-end was changed to April 30, 2007.

(2) First tax year-end was November 30, 2005. Tax year-end was changed to April 30, 2006.

88

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31,2007 (Unaudited)

Note 6. Investment Transactions

For the six months ended October 31, 2007, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Dynamic Banking Portfolio	$11,995,175	$12,884,569
Dynamic Biotechnology & Genome Portfolio	115,185,872	118,816,642
Dynamic Building & Construction Portfolio	3,515,176	3,502,830
Dynamic Energy Exploration & Production Portfolio	29,738,663	30,524,215
Dynamic Food & Beverage Portfolio	12,617,497	12,683,082
Dynamic Hardware & Consumer Electronics Portfolio	3,456,552	3,024,806
Dynamic Healthcare Services Portfolio	14,490,277	14,909,944
Dynamic Insurance Portfolio	21,043,520	20,943,592
Dynamic Leisure and Entertainment Portfolio	14,606,885	14,755,319
Dynamic Media Portfolio	20,678,424	19,705,330
Dynamic Networking Portfolio	1,753,310	1,491,356
Dynamic Oil & Gas Services Portfolio	120,295,044	121,403,380
Dynamic Pharmaceuticals Portfolio	21,939,560	20,964,685
Dynamic Retail Portfolio	24,747,627	16,924,970
Dynamic Semiconductors Portfolio	59,544,493	62,685,421
Dynamic Software Portfolio	22,594,847	24,578,959

For the six months ended October 31, 2007, in-kind transactions were as follows:

	Purchases	Sales
Dynamic Banking Portfolio	$130,012,863	$66,027,036
Dynamic Biotechnology & Genome Portfolio	125,621,895	129,320,066
Dynamic Building & Construction Portfolio	38,409,428	28,284,098
Dynamic Energy Exploration & Production Portfolio	86,631,495	63,816,903
Dynamic Food & Beverage Portfolio	37,581,971	39,647,712
Dynamic Hardware & Consumer Electronics Portfolio	13,382,749	5,784,233
Dynamic Healthcare Services Portfolio	38,261,956	21,015,198
Dynamic Insurance Portfolio	29,127,987	24,814,805
Dynamic Leisure and Entertainment Portfolio	37,928,626	54,555,355
Dynamic Media Portfolio	69,230,066	54,757,459
Dynamic Networking Portfolio	12,978,083	9,617,342
Dynamic Oil & Gas Services Portfolio	263,424,301	156,816,567
Dynamic Pharmaceuticals Portfolio	64,726,547	49,665,122
Dynamic Retail Portfolio	13,815,224	31,391,114
Dynamic Semiconductors Portfolio	133,714,306	139,190,621
Dynamic Software Portfolio	34,813,621	47,233,944

There were no purchases or sales of U.S. government or government agency obligations for the six months ended October 31, 2007. Gains on in-kind transactions are not considered taxable gains for Federal income tax purposes.

89

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31,2007 (Unaudited)

Note 7. Trustees' Fees

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. The interested Trustee does not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, a trustee who is not an "interested person" (as defined in the 1940 Act) and has elected to participate in the Plan (a "participating trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees") from the Trust. The Deferral Fees payable to the participating trustee is credited to the trustee's Deferral Fee Account as of the first business dates of each calendar quarter such Fees would have been paid to the participating trustee. The value of the account increases with contributions to the account or with increases in the value of the shares owned, and the value of the account decreases with withdrawals from the account or with declines in the value of the shares owned.

Note 8. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 100,000. Only authorized participants are permitted to create or redeem from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of each Fund of the Trust on the transaction date.

Note 9. Risk of Concentration

The Funds concentrate their investments in certain industries, subjecting them to greater risk than funds that invest in a wider range of industries.

Note 10. Indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

Note 11. New Accounting Pronouncement

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurement" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurement. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is currently assessing the impact of FAS 157, if any, on the Funds' financial statements and intends for the Funds to adopt FAS 157 provisions during the fiscal year ending April 30, 2009.

90

Supplemental Information (Unaudited)

Trustees and Officers

The Trustees who are not affiliated with the Adviser or affiliates of the Adviser and executive officers of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by each Trustee and the other directorships, if any, held by the Trustee, are shown below.

Name, Address and Age of Independent Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Trustees	Other Directorships Held by Trustees
Ronn R. Bagge (49) YQA Capital Management, LLC 1755 S. Naperville Rd., Suite 100 Wheaton, IL 60187	Trustee	Since 2003	YQA Capital Management LLC (July 1998-Present); formerly Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider)	89	None

Marc M. Kole (47) c/o PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2006	Assistant Vice President, Controller, Priority Health (September 2005-present); formerly, Interim CFO, Priority Health (July 2006-February 2007); Senior Vice President of Finance, United Healthcare (health insurance) (July 2004-July 2005); Senior Vice President of Finance, Oxford Health Plans (June 2000-July 2004)	89	None

  *  This is the date the Trustee began serving the Trust.

  **  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. The Fund Complex consists of the Trust's 70 Portfolios and one other exchange-traded fund trust with 19 Portfolios advised by the Adviser.

91

Supplemental Information (Unaudited) (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Trustees	Other Directorships Held by Trustees
D. Mark McMillan (44) c/o PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Member, Bell, Boyd & Lloyd LLC (1989 Present)	89	None

Philip M. Nussbaum (46) c/o PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Chairman, Performance Trust Capital Partners (formerly Betzold, Berg, Nussbaum & Heitman, Inc.); formerly Managing Director, Communication Institute (May 2002 August 2003); Executive Vice President of Finance, Betzold, Berg, Nussbaum & Heitman, Inc. (March 1994-1999)	89	None

Donald H. Wilson (47) c/o PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2006	President and Chief Operating Officer, AMCORE Financial, Inc. (bank holding company) (August 2007-Present), Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (February 2006-August 2007); formerly, Senior Vice President and Treasurer, Marshall & Ilsley Corp. (bank holding company) (May 1995- February 2006)	89	None

  *  This is the date the Trustee began serving the Trust.

  **  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. The Fund Complex consists of the Trust's 70 Portfolios and one other exchange-traded fund trust with 19 Portfolios advised by the Adviser.

92

Supplemental Information (Unaudited) (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Management Trustee	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex*** Overseen by Trustee	Other Directorships Held by Trustee
H. Bruce Bond (44)** PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chairman of the Board, Trustee and Chief Executive Officer	Since 2003	Managing Director, PowerShares Capital Management LLC (August 2002-Present); Manager, Nuveen Investments (April 1998-August 2002)	89	None

  *  This is the date the Management Trustee began serving the Trust.

  **  Interested person as defined in Section 2(a)(19) of the 1940 Act.

  ***  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. The Fund Complex consists of the Trust's 70 Portfolios and one other exchange-traded fund trust with 19 Portfolios advised by the Adviser.

93

Supplemental Information (Unaudited) (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Officers	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Bruce T. Duncan (53) PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chief Financial Officer and Treasurer	Since 2006	Senior Vice President of Finance, PowerShares Capital Management LLC (September 2005-Present); Private Practice Attorney (2000-2005); Vice President of Investor Relations, The ServiceMaster Company (1994-2000); Vice President of Taxes, The ServiceMaster Company (1990-2000)

Kevin R. Gustafson (42) PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chief Compliance Officer	Since 2004	General Counsel and Chief Compliance Officer, PowerShares Capital Management LLC (September 2004-Present); Attorney, Nyberg & Gustafson (2001-2004); Attorney, Burke, Warren, McKay & Serritella, P.C. (1997-2000)

Keith Ovitt (45) PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Secretary	Since 2003	Managing Director, PowerShares Capital Management LLC (April 2003-Present); President, Ovitech (2002-2003); Vice President of Information Systems for DFG Foods, LLC (Division of FoodBrands America/Tyson Foods) (1999-2002); Systems Manager, Nabisco Biscuit Company (1997-1999)

  *  This is the period for which the Officers began serving the Trust. Each Officer serves an indefinite term, until his successor is elected.

94

PowerShares        Leading the Intelligent ETF Revolution

PowerShares continues to offer new solutions to the complex needs demanded by advisors and investors today. PowerShares is "Leading the Intelligent ETF Revolution" providing investment advisors and investors with institutional-caliber asset management by seeking to replicate enhanced indexes in one of the more benefit-rich investment vehicles available in the marketplace today, the exchange-traded fund (ETF). Each PowerShares fund can be classified into one of three different categories based on the objective and characteristics of its underlying index: Intelligent Index, Intelligent Exposure and Intelligent Access.

For most recent portfolio performance, please visit our website at www.powershares.com

This page contains advertising materials and should not be viewed as part of the Semi-Annual Report.
95

Intelligent Index

PowerShares believes that having insight into a stock's investment merit can have a positive impact on performance. Therefore, most PowerShares ETFs are based on Intelligent Indexes, which seek to provide alpha1 by identifying stocks with the greatest investment merit. These indexes use proprietary methodologies to identify financially strong, effectively managed and attractively priced companies with strong capital appreciation potential. Because their objective is to maximize performance, Intelligent Indexes may look different from the market.

Exchange-Traded Funds

Intelligent Index

PWC  -  Dynamic Market

PWO  -  Dynamic OTC

PIQ  -  Dynamic MagniQuant

PJF  -  Dynamic Large Cap

PJG  -  Dynamic Mid Cap

PJM  -  Dynamic Small Cap

PWB  -  Dynamic Large Cap Growth

PWV  -  Dynamic Large Cap Value

PWJ  -  Dynamic Mid Cap Growth

PWP  -  Dynamic Mid Cap Value

PWT  -  Dynamic Small Cap Growth

PWY  -  Dynamic Small Cap Value

PGZ  -  Dynamic Aggressive Growth

PVM  -  Dynamic Deep Value

PYZ  -  Dynamic Basic Materials Sector

PEZ  -  Dynamic Consumer Discretionary Sector

PSL  -  Dynamic Consumer Staples Sector

PXI  -  Dynamic Energy Sector

PFI  -  Dynamic Financials Sector

PTH  -  Dynamic Healthcare Sector

PRN  -  Dynamic Industrials Sector

PTF  -  Dynamic Technology Sector

PTE  -  Dynamic Telecommunications & Wireless

PUI  -  Dynamic Utilities

PJB  -  Dynamic Banking

PBE  -  Dynamic Biotechnology & Genome

PKB  -  Dynamic Building & Construction

PXE  -  Dynamic Energy Exploration & Production

PBJ  -  Dynamic Food & Beverage

PHW  -  Dynamic Hardware and Consumer Electronics

PTJ  -  Dynamic Healthcare Services

PIC  -  Dynamic Insurance

PEJ  -  Dynamic Leisure and Entertainment

PBS  -  Dynamic Media

PXQ  -  Dynamic Networking

PXJ  -  Dynamic Oil & Gas Services

PJP  -  Dynamic Pharmaceuticals

PMR  -  Dynamic Retail

PSI  -  Dynamic Semiconductors

PSJ  -  Dynamic Software

1 Alpha is a measure of risk adjusted performance relative to a benchmark or the market.

This page contains advertising materials and should not be viewed as part of the Semi-Annual Report.
96

Intelligent Exposure

For investors looking for more market-like exposure, PowerShares offers a lineup of ETFs that seek to track indexes with an Intelligent Exposure objective. These indexes seek to provide accurate exposure to the economy, yet are constructed using more sophisticated techniques than traditional benchmark indexes, which typically use a weighting structure based on market capitalization. Under this traditional structure, market speculation can lead to significant mispricing of stocks and, therefore, suboptimal weights in the index. But indexes seeking Intelligent Exposure use a weighting structure based on company fundamentals: sales, cash flow, book value and dividends. PowerShares believes these factors paint a truer picture of a company's size and lead to more optimal index weightings.

Exchange-Traded Funds

Intelligent Exposure

PRF  -  FTSE RAFI US 1000

PRFZ  -  FTSE RAFI US 1500 Small-Mid

PRFM  -  FTSE RAFI Basic Materials Sector

PRFG  -  FTSE RAFI Consumer Goods Sector

PRFS  -  FTSE RAFI Consumer Services Sector

PRFE  -  FTSE RAFI Energy Sector

PRFF  -  FTSE RAFI Financials Sector

PRFH  -  FTSE RAFI Health Care Sector

PRFN  -  FTSE RAFI Industrials Sector

PRFQ  -  FTSE RAFI Telecom & Technology Sector

PRFU  -  FTSE RAFI Utilities Sector

Intelligent Access

Without targeted investment products, unique market segments such as currency or nanotech may be difficult for investors to access. These segments are the focus of indexes that promote Intelligent Access. PowerShares has a diverse lineup of ETFs based on indexes that offer exposure to specific, unique or previously uncovered market areas.

Exchange-Traded Funds

Intelligent Access

PPA  -  Aerospace & Defense

ADRA  -  BLDRS Asia 50 ADR Index Fund

ADRD  -  BLDRS Developed Markets 100 ADR Index Fund

ADRE  -  BLDRS Emerging Markets 50 ADR Index Fund

ADRU  -  BLDRS Europe 100 ADR Index Fun

PKW  -  Buyback Achievers

PZD  -  Cleantech

PFM  -  Dividend Achievers

PDP  -  DWA Technical Lenders

PGF  -  Financial Preferred

PGJ  -  Golden Dragon Halter USX China

PHJ  -  High Growth Rate Dividend Achievers

PEY  -  High Yield Equity Dividend Achievers

PID  -  International Dividend Achievers

PSP  -  Listed Private Equity

PXN  -  Lux Nanotech

QQQQ  -  PowerShares QQQ

PYH  -  Value Line Industry Rotation

PIV  -  Value Line Timeliness Select

PHO  -  Water Resources

PBW  -  WilderHill Clean Energy

PUW  -  WilderHill Progressive Energy

PZI  -  Zacks Micro Cap

PZJ  -  Zacks Small Cap

This page contains advertising materials and should not be viewed as part of the Semi-Annual Report.
97

PowerShares      Asset Class Guide

Domestic Equity

Broad

PWC  Dynamic Market

PWO  Dynamic OTC

PIV  Value Line Timeliness Select

PRF  FTSE RAFI US 1000

PRFZ  FTSE RAFI US 1500

PIQ  Dynamic MagniQuant

QQQQ  PowerShares QQQ

PKW  Buyback Achievers

PDP  DWA Technical Leaders

PVM  Dynamic Deep Value

PGZ  Dynamic Aggressive Growth

Style

PJF  Dynamic Large Cap

PWB  Dynamic Large Cap Growth

PWV  Dynamic Large Cap Value

PJG  Dynamic Mid Cap

PWJ  Dynamic Mid Cap Growth

PWP  Dynamic Mid Cap Value

PJM  Dynamic Small Cap

PWT  Dynamic Small Cap Growth

PWY  Dynamic Small Cap Value

PZJ  Zacks Small Cap

PZI  Zacks Micro Cap

International/Region

Region

PPGJ  Golden Dragon Halter USX China

ADRA  BLDRS Asia 50 ADR Index Fund

ADRD  BLDRS Developed Markets 100 ADR Index Fund

ADRE  BLDRS Emerging Markets 50 ADR Index Fund

ADRU  BLDRS Europe 100 ADR Index Fund

Income

PID  International Dividend Achievers

Income/Dividend

PEY  High Yield Equity Dividend Achievers

PHJ  High Growth Rate Dividend Achievers

PFM  Dividend Achievers

PGF  Financial Preferred

Sector and Industry

Sector

PUI  Dynamic Utilities

PYZ  Dynamic Basic Materials Sector

PEZ  Dynamic Consumer Discretionary Sector

PSL  Dynamic Consumer Staples Sector

PXI  Dynamic Energy Sector

PFI  Dynamic Financial Sector

PTH  Dynamic Healthcare Sector

PRN  Dynamic Industrials Sector

PTF  Dynamic Technology Sector

PTE  Dynamic Telecommunications & Wireless

PRFG  FTSE RAFI Consumer Goods Sector

PRFS  FTSE RAFI Consumer Services Sector

PRFE  FTSE RAFI Energy Sector

PRFF  FTSE RAFI Financials Sector

PRFH  FTSE RAFI Health Care Sector

PRFN  FTSE RAFI Industrials Sector

PRFM  FTSE RAFI Basic Materials Sector

PRFQ  FTSE RAFI Telecommunications & Technology Sector

PRFU  FTSE RAFI Utilities Sector

Industry

PJB  Dynamic Banking Sector

PBE  Dynamic Biotechnology & Genome

PKB  Dynamic Building & Construction

PXE  Dynamic Energy Exploration & Production

PBJ  Dynamic Food & Beverage

PHW  Dynamic Hardware & Consumer Electronics

PTJ  Dynamic Healthcare Services Sector

PIC  Dynamic Insurance

PEJ  Dynamic Leisure and Entertainment

PBS  Dynamic Media

PXQ  Dynamic Networking

PXJ  Dynamic Oil & Gas Services

PJP  Dynamic Pharmaceuticals

PMR  Dynamic Retail

PSI  Dynamic Semiconductors

PSJ  Dynamic Software

PPA  Aerospace & Defense

PBW  Clean Energy

PZD  Cleantech

PSP  Listed Private Equity

PXN  Nanotech

PUW  Progressive Energy

PYH  Value Line Industry Rotation

PHO  Water Resources

This page contains advertising materials and should not be viewed as part of the Semi-Annual Report.
98

PowerShares      Risk Spectrum

Domestic Equity

More Conservative

Dynamic Deep Value

Dynamic Large Cap

Dynamic Mid Cap

Dynamic MagniQuant

Buyback Achievers

DWA Technical Leaders

Dynamic Small Cap

Dynamic Large Cap Value

FTSE RAFI US 1000

Dynamic Mid Cap Value

Dynamic Market

Dynamic Aggressive Growth

Dynamic Small Cap Value

FTSE RAFI US 1500 Small-Mid

Zacks Micro Cap

PowerShares QQQ

Dynamic Large Cap Growth

Dynamic Mid Cap Growth

Zacks Small Cap

Value Line Timeliness Select

Dynamic Small Cap Growth

Dynamic OTC

More Aggressive

International/Region

More Conservative

BLDRS Europe 100 ADR Index Fund

BLDRS Developed Markets 100 ADR Index Fund

BLDRS Asia 50 Index Fund

International Dividend Achievers

BLDRS Emerging Markets 50 ADR Index Fund

Golden Dragon Halter USX China

More Aggressive

Income/Dividend

More Conservative

Financial Preferred

High Yield Equity Dividend Achievers

Dividend Achievers

High Growth Rate Dividend Achievers

More Aggressive

Sector and Industry

More Conservative

Dynamic Consumer Staples Sector

Dynamic Food & Beverage

Dynamic Banking Sector

Dynamic Financial Sector

Dynamic Utilities

Dynamic Insurance

FTSE RAFI Health Care Sector

Dynamic Healthcare Sector

FTSE RAFI Financials Sector

Dynamic Industrials Sector

Dynamic Media

Aerospace & Defense

FTSE RAFI Industrials Sector

Dynamic Pharmaceuticals

Dynamic Consumer Discretionary Sector

Dynamic Healthcare Services Sector

Dynamic Leisure and Entertainment

FTSE RAFI Consumer Goods Sector

FTSE RAFI Utilities Sector

Water Resources

FTSE RAFI Consumer Services Sector

FTSE RAFI Basic Materials Sector

Dynamic Basic Materials Sector

Dynamic Retail

FTSE RAFI Energy Sector

Dynamic Energy Sector

Dynamic Building & Construction

Value Line Industry Rotation

Dynamic Technology Sector

Progressive Energy

Dynamic Biotechnology & Genome

Dynamic Software

Nanotech

Dynamic Energy Exploration & Production

FTSE RAFI Telecommunications & Technology Sector

Dynamic Hardware & Consumer Electronics

Dynamic Telecommunications & Wireless

Dynamic Oil & Gas Services

Cleantech

Listed Private Equity

Clean Energy

Dynamic Networking

Dynamic Semiconductors

More Aggressive

This page contains advertising materials and should not be viewed as part of the Semi-Annual Report.
99

Exchange-Traded Funds

ETFs are investment funds that trade like individual stocks on all of the major exchanges, similar to shares of publicly held companies. They can be bought and sold on an exchange at any moment during market hours. Since they are listed and traded on an exchange, you can be confident that you are investing in a well-regulated market.

ETFs are one of the fastest growing investment products in the worldwide financial marketplace. As of 3.31.2007, 432 ETFs were listed in the U.S. with $433 billion in assets, up from two products with only $1 billion in assets in 1995.

ETFs seek investment results that correspond generally to the price and yield (before fees and expenses) of a listed index. While most ETFs share a similar objective, the principal investment strategies of the underlying indexes can have substantial differences. It is important to gain a clear understanding of an ETF's underlying index as the index's objective is inherently passed on to the fund shareholders by seeking to replicate the index.

Indexes

An index is a selection process or appointed committee that groups selected securities together to track their movement in aggregate. While only a few indexes are mentioned on the daily news, there are hundreds of indexes in existence today that differ from each other in diverse ways.

Broad Market

Broad market indexes are what most people think of when an index is mentioned. These indexes are designed to track the performance of the broad market.

Benchmark

Benchmark indexes are created to set a standard by which the performance or movement of individual securities and asset managers can be measured.

Exchange Composite

These indexes are designed to provide a comprehensive measure of the performance of all commons stocks listed on a particular exchange.

Sector or Industry

The aggregate financial marketplace is generally broken down into roughly ten sectors which are further dissected into many specific industries.

Style

Style indexes are created to identify groups of stocks that are either growth (companies currently experiencing appreciation or significant earnings or revenue growth) or value (companies determined to be under priced by fundamental measures) oriented.

Company Size

Market-capitalization indexes group together companies that are similar in size based on the number of outstanding shares times the share price, while fundamentally weighted indexes group together stocks of companies based on their financial fundamental valuation.

International / Country

International indexes group together stocks of companies that are affiliated by location outside of the U.S. or companies located with a specific country or region.

Income / Bond

Income indexes group stocks based on their type of income of securities, while bond indexes are designed to show the average performance of a group of debt securities.

This page contains advertising materials and should not be viewed as part of the Semi-Annual Report.
100

Specialty / Enhanced

Many other specialty indexes are created with specific investment management objectives or for customized purposes. These indexes can be created specifically with the intention to be used as the basis for an ETF. Investor targets can be met through an ETF where the index has the objective(s) of capital appreciation, risk control, income or diversification.

Benefits of PowerShares

PowerShares ETFs offer investors a low-cost, tax-efficient investment in a professionally crafted portfolio consisting of some of the best managed companies and most timely investments. See important risk factors in back.

Tax Advantaged Product Design

Taxes may be one of the most critical and overlooked factors in wealth creation over time. The ETF product structure defers some or possibly all capital gains until investors sell their shares.

Low Ownership Cost

ETFs provide lower ownership cost because of their efficient structure. PowerShares have established expense caps to make the cost of ownership clear and straightforward for investors. Ordinary brokerage commissions apply.

Flexibility, Transparency

PowerShares' ETFs offer flexibility as shares can be bought and sold throughout the day through exchange trading. Fund holdings are disclosed every day. Options based on the funds are available, possibly increasing financial management opportunities for advisors and their clients.

Near Instant Liquidity, Trades at or Close to NAV

PowerShares may be bought and sold on the exchange at any time during market hours. Although shares are not individually redeemable directly from the fund itself, authorized participants may acquire shares and tender shares for redemption, through creation unit aggregations. ETFs area not closed-end funds and trade at or near net asset values.

This page contains advertising materials and should not be viewed as part of the Semi-Annual Report.
101

This page intentionally left blank

This page intentionally left blank

This page intentionally left blank

PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 337-4246. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 337-4246; or (ii) accessing the Funds' Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the Commission's website at www.sec.gov. The Funds' Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

SEMI-ANNUAL REPORT

The financial statements contained herein have been created from the respective Fund's books and records without any involvement of the fund's independent registered public accounting firm.

There are risks involved in investing in ETFs, including possible loss of money. Investing in securities of small and medium sized companies involves greater risk than is customarily associated with investing in more established companies, and investments in concentrated industry sectors involve greater risks than investments that are more diversified. PowerShares ETFs are not actively managed and are subject to risks similar to stocks, including those related to short selling and margin maintenance. PowerShares ETFs are not FDIC insured, may lose value and have no bank guarantee. PowerShares is a registered trademark of PowerShares Capital Management LLC. Past performance is not a guarantee of future results.

A I M Distributors, Inc. is the distributor of the PowerShares Exchange-Traded Fund Trust.

An investor should consider each Fund's investment objective, risks, charges and expenses carefully before investing. For more complete information about PowerShares ETFs call A I M Distributors, Inc. at (800) 337-4246 or visit our website powershares.com for a prospectus. Please read the prospectus carefully before investing.

301 W. Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.powershares.com

P-PS-SAR-7

2007 Semi-Annual Report to Shareholders

31 October 2007

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

PowerShares FTSE RAFI Basic Materials Sector Portfolio

PowerShares FTSE RAFI Consumer Goods Sector Portfolio

PowerShares FTSE RAFI Consumer Services Sector Portfolio

PowerShares FTSE RAFI Energy Sector Portfolio

PowerShares FTSE RAFI Financials Sector Portfolio

PowerShares FTSE RAFI Health Care Sector Portfolio

PowerShares FTSE RAFI Industrials Sector Portfolio

PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio

PowerShares FTSE RAFI Utilities Sector Portfolio

Shareholder Letter	2

The Market Environment	3

Manager's Analysis	4

Funds' Distribution History	24

Frequency Distribution of Discounts & Premiums	26

Fees and Expenses	28

Fundamental Indices Portfolios

Schedules of Investments

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	30

PowerShares FTSE RAFI Basic Materials Sector Portfolio	43

PowerShares FTSE RAFI Consumer Goods Sector Portfolio	44

PowerShares FTSE RAFI Consumer Services Sector Portfolio	46

PowerShares FTSE RAFI Energy Sector Portfolio	49

PowerShares FTSE RAFI Financials Sector Portfolio	50

PowerShares FTSE RAFI Health Care Sector Portfolio	53

PowerShares FTSE RAFI Industrials Sector Portfolio	55

PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio	58

PowerShares FTSE RAFI Utilities Sector Portfolio	60

Statements of Assets and Liabilities	62

Statements of Operations	64

Statements of Changes in Net Assets	66

Financial Highlights	70

Notes to Financial Statements	75

Supplemental Information (Unaudited)	84

To My Fellow Investors,

It is exciting to report to you on the recent results of the growing family of PowerShares Exchange-Traded Funds and to express my gratitude for you confidence in and support of PowerShares Capital Management LLC.

PowerShares ETFs have continued to experience excellent growth over the past six months. We have added 24 new funds which are trading on US stock exchanges. Our sister company, PowerShares Capital Management – Ireland has launched 13 new funds trading on five European exchanges. This brings our total offering to 105 ETFs at year end and growing total assets under management to over $14 billion.

On behalf of PowerShares and the Board of Trustees for the PowerShares Exchange-Traded Fund Trust, I am grateful for your participation in our family of ETFs. We look forward to serving you in the future.

Highest Regards,

H. Bruce Bond

President and Chairman of the Board of Trustees
PowerShares Exchange-Traded Fund Trust

2

The Market Environment

The major U.S. markets were volatile during the six month reporting period ending October 31, 2007. The S&P 500 Index was up 5.48%, the Dow Jones Industrial Average was up 7.78% and the NASDAQ ended up 13.68%, each hitting their yearly highs during this period. The volatility in the markets was due primarily in response to the deteriorating housing market, the sub-prime crisis, declining dollar vs. major currencies, rising demand in commodities (gold hitting record highs) and the rising price of oil. With the increased volatility in the markets, growth stocks outperformed value stocks. The overall economy remained stable but consumer sentiment began to worsen as uncertainty and volatility in the markets heightened throughout the period. During the September 18th policy meeting, the Federal Reserve took aggressive steps by unanimously voting to cut both the target funds rate and overnight discount rate by 50 bps to help ease pressure on the financial markets and to shield the economy from a potential recession and turmoil caused by the uncertainty of how far reaching the sub-prime crisis would spread. The target funds rate moved from 5.25 to 4.75%, the first cut in four years, and the discount rate moved from 5.75 to 5.25%. The credit crisis, declining dollar, gold reaching new highs and oil nearing $90 per barrel, continue to put pressure on the overall economy which led to fear of inflation and whether a recession was in the near future.

3

Manager's Analysis

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (ticker: PRFZ)

The PowerShares FTSE RAFI US 1500 Small-Mid Portfolio seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the FTSE RAFI US 1500 Small-Mid Index. The FTSE RAFI US 1500 Small-Mid Index is designed to track the performance of small and medium-sized U.S. companies which are selected based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. Each of the equities with a fundamental weight ranking of 1,001 to 2,500 is then selected and assigned a weight equal to its fundamental weight.

The PowerShares FTSE RAFI US 1500 Small-Mid Portfolio returned 1.71% to shareholders during the reporting period. The Fund slightly underperformed its benchmark, the Russell 2000 Index by 0.54 bps. Since inception the Fund has outpaced the Russell 2000 by 1.03%. Fund return matched overall trends in the economy during the reporting period. Oil, Aerospace, Health Care and Machinery companies contributed the most to the funds positive return. Retail, Media, Real estate and Household Durables companies dragged on performance during the period.

Sector Breakdown (% of the Fund's

Net Assets) as of 31 October 2007

Financials	18.7
Industrials	18.6
Consumer Discretionary	16.3
Information Technology	15.5
Health Care	9.1
Energy	8.2
Materials	5.9
Consumer Staples	2.8
Telecommunication Services	2.2
Utilities	1.5
Other	0.9
Money Market Fund	0.3

Style Allocation (%)

as of 31 October 2007

Small-Cap Value	50.8
Small-Cap Growth	24.2
Mid-Cap Growth	21.0
Mid-Cap Value	3.7
Large-Cap Growth	0.3

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 31 October 2007

Security
Cabela's, Inc. Class A	0.4
Cox Radio, Inc., Class A	0.4
DryShips, Inc. (Marshall Islands)	0.4
Roper Industries, Inc.	0.4
Denbury Resources, Inc.	0.3
TransDigm Group, Inc.	0.3
Terra Industries, Inc.	0.3
Foster Wheeler Ltd. (Bermuda)	0.3
Cypress Semiconductor Corp.	0.3
CF Industries Holdings, Inc.	0.3
Total	3.4

4

Manager's Analysis (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (ticker: PRFZ)

Fund Performance History (%)  As of 31 October 2007

Index

		Avg. Ann.†	Fund Inception
	6 Month	1 Year	Avg. Ann.†	Cumulative
FTSE US 1500 Small-Mid Index	1.90	11.42	14.58	16.39
Russell 2000® Index	2.25	9.27	12.68	14.24
S&P Small Cap Index	2.89	11.55	14.05	15.80

Fund

NAV Return	1.71	10.64	13.71	15.36
Share Price Return	1.65	10.66	13.59	15.22

Fund Inception: 20 September 2006

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 1.04%. In the Financial Highlights section of this Semi-Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.71% while the Fund's gross annualized total operating expense ratio was 0.75%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Russell 2000® Index and the S&P Small Cap Index are unmanaged indexes used as measurements of change in stock market conditions based on the average performance of approximately 2,000 and 600 common stocks, respectively.

† Average annualized.

5

Manager's Analysis

PowerShares FTSE RAFI Basic Materials Sector Portfolio (ticker: PRFM)

The PowerShares FTSE RAFI Basic Materials Sector Portfolio seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the FTSE RAFI Basic Materials Sector Index. The FTSE RAFI Basic Materials Sector Index is designed to track the performance of the largest U.S. equities in the basic materials sector which are selected based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. The equities are then weighted by each of these four fundamental measures. An overall weight is calculated for each firm by equally-weighting each fundamental measure. Each of the equities with the highest fundamental weight are then selected and assigned a weight equal to its fundamental weight.

During the six month reporting period the PowerShares FTSE RAFI Basic Materials Sector Portfolio returned 14.01% to shareholders. Metals and mining stocks along with chemical stocks helped boost returns for shareholders. Paper and forest products and commercial services stocks slowed growth slightly. Monsanto Co., Southern Copper Corp. and Freeport-McMoRan Copper & Gold Inc. were the biggest contributors to return. Oil and gas stocks slowed the growth of the Fund during the period.

Industry Breakdown (% of the Fund's

Net Assets) as of 31 October 2007

Chemicals	60.4
Mining	19.1
Forest Products & Paper	10.8
Iron/Steel	7.1
Coal	4.0
Metal/Fabricate Hardware	1.6
Household Products/Wares	1.2
Money Market Fund	0.2
Other	(4.4)

Style Allocation (%)

as of 31 October 2007

Large-Cap Value	39.3
Mid-Cap Value	28.3
Large-Cap Growth	22.1
Mid-Cap Growth	6.0
Small-Cap Value	3.2
Small-Cap Growth	1.1

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 31 October 2007

Security
Dow Chemical (The) Co.	11.1
E.I. du Pont de Nemours & Co.	9.4
Alcoa, Inc.	8.1
International Paper Co.	6.0
Freeport-McMoRan Copper & Gold, Inc.	4.8
Weyerhaeuser Co.	4.3
Monsanto Co.	4.0
Southern Copper Corp.	3.4
Air Products & Chemicals, Inc.	3.2
PPG Industries, Inc.	3.2
Total	57.5

6

Manager's Analysis (Continued)

PowerShares FTSE RAFI Basic Materials Sector Portfolio (ticker: PRFM)

Fund Performance History (%)  As of 31 October 2007

Index

		Avg. Ann.†	Fund Inception
	6 Month	1 Year	Avg. Ann.†	Cumulative
FTSE Basic Materials Sector Index	15.13	36.87	40.83	46.51
S&P Materials Index	14.70	34.10	38.12	43.36
Dow Jones Basic Materials Index	18.53	37.99	42.84	48.84

Fund

NAV Return	14.01	34.48	38.67	43.85
Share Price Return	13.86	34.41	38.54	43.71

Fund Inception: 20 September 2006

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 1.48%. In the Financial Highlights section of this Semi-Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.78% while the Fund's gross annualized total operating expense ratio was 1.43%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Materials Index and the Dow Jones Basic Materials Index are unmanaged indexes used as measurements of change in stock market conditions based on the average performance of approximately 29 and 90 common stocks, respectively.

† Average annualized.

7

Manager's Analysis

PowerShares FTSE RAFI Consumer Goods Sector Portfolio (ticker: PRFG)

The PowerShares FTSE RAFI Consumer Goods Sector Portfolio seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the FTSE RAFI Consumer Goods Sector Index. The FTSE RAFI Consumer Goods Sector Index is designed to track the performance of the largest U.S. equities in the consumer goods sector which are selected based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. The equities are then weighted by each of these four fundamental measures. An overall weight is calculated for each firm by equally-weighting each fundamental measure. Each of the equities with the highest fundamental weight are then selected and assigned a weight equal to its fundamental weight.

The PowerShares FTSE RAFI Consumer Goods Sector Portfolio returned 2.64% during the reporting period. The Fund benefited most from beverage and automobile stocks. General Motors Corp. and Ford Motor Co. were the largest gainers in the Fund. Household durables stocks continued to drag on performance of the Fund. Continued downward pressure on the entire housing industry has hampered performance.

Industry Breakdown (% of the Fund's

Net Assets) as of 31 October 2007

Food	28.0
Auto Manufacturers	21.6
Beverages	13.2
Agriculture	10.5
Cosmetics/Personal Care	6.4
Auto Parts & Equipment	6.3
Apparel	2.6
Household Products/Wares	2.6
Home Builders	2.4
Miscellaneous Manufacturing	1.5
Home Furnishings	0.8
Hand/Machine Tools	0.8
Leisure Time	0.7
Toys/Games/Hobbies	0.6
Distribution/Wholesale	0.6
Housewares	0.6
Software	0.6
Textiles	0.4
Office Furnishings	0.3
Electronics	0.2
Electrical Components & Equipment	0.2
Machinery-Diversified	0.1
Pharmaceuticals	0.1
Money Market Fund	1.5
Other	(2.6)

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 31 October 2007

Security
Kraft Foods, Inc., Class A	17.4
General Motors Corp.	11.3
Ford Motor Co.	10.3
Altria Group, Inc.	5.3
Coca-Cola (The) Co.	4.3
Procter & Gamble (The) Co.	4.0
PepsiCo, Inc.	3.7
Anheuser-Busch Cos., Inc.	1.7
Kimberly-Clark Corp.	1.6
Johnson Controls, Inc.	1.5
Total	61.1

Style Allocation (%)

as of 31 October 2007

Large-Cap Value	59.3
Mid-Cap Value	23.8
Large-Cap Growth	10.7
Small-Cap Value	4.4
Mid-Cap Growth	1.8

8

Manager's Analysis (Continued)

PowerShares FTSE RAFI Consumer Goods Sector Portfolio (ticker: PRFG)

Fund Performance History (%)  As of 31 October 2007

Index

		Avg. Ann.†	Fund Inception
	6 Month	1 Year	Avg. Ann.†	Cumulative
FTSE Consumer Goods Sector Index	4.34	12.28	14.59	16.41
S&P Consumer Staples Index	6.03	13.65	12.79	14.37
Dow Jones Consumer Goods Index	4.01	12.18	13.55	15.23

Fund

NAV Return	2.64	9.76	12.24	13.71
Share Price Return	2.52	9.79	12.16	13.61

Fund Inception: 20 September 2006

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 1.67%. In the Financial Highlights section of this Semi-Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.90% while the Fund's gross annualized total operating expense ratio was 2.72%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Consumer Staples Index and the Dow Jones Consumer Goods Index are unmanaged indexes used as measurements of change in stock market conditions based on the average performance of approximately 39 and 160 common stocks, respectively.

† Average annualized.

9

Manager's Analysis

PowerShares FTSE RAFI Consumer Services Sector Portfolio (ticker: PRFS)

The PowerShares FTSE RAFI Consumer Services Sector Portfolio seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the FTSE RAFI Consumer Services Sector Index. The FTSE RAFI Consumer Services Sector Index is designed to track the performance of the largest U.S. equities in the consumer services sector which are selected based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. The equities are then weighted by each of these four fundamental measures. An overall weight is calculated for each firm by equally-weighting each fundamental measure. Each of the equities with the highest fundamental weight are then selected and assigned a weight equal to its fundamental weight.

The PowerShares FTSE RAFI Consumer Services Sector Portfolio took back some prior gains from shareholders and returned -6.19%. The Fund was hurt most by retail and media companies. Overall returns from retail stocks have been disappointing. Sears, Dillard's and J.C. Penny all had disappointing performance for the period. Larger weightings in Lowe's and Home Depot also dragged on performance. Some bright spots in the portfolio came from leisure and restaurant stocks. MGM Mirage, Las Vegas Sands and Hilton hotels all had handsome returns for the period but were offset by losses from Six Flags and Brinker International.

Industry Breakdown (% of the Fund's

Net Assets) as of 31 October 2007

Retail	46.7
Media	23.2
Food	7.8
Commercial Services	5.1
Internet	3.4
Pharmaceuticals	3.1
Lodging	2.9
Leisure Time	2.2
Advertising	1.4
Entertainment	1.4
Airlines	1.4
Household Products/Wares	0.2
Apparel	0.2
Software	0.1
Trucking & Leasing	0.1
Money Market Fund	0.3
Other	0.5

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 31 October 2007

Security
Wal-Mart Stores, Inc.	11.5
Time Warner, Inc.	4.6
McDonald's Corp.	3.0
Kroger (The) Co.	2.9
CVS Caremark Corp.	2.9
Home Depot (The), Inc.	2.9
Walt Disney (The) Co.	2.6
Target Corp.	2.6
McKesson Corp.	2.1
CBS Corp., Class B	2.1
Total	37.2

Style Allocation (%)

as of 31 October 2007

Large-Cap Value	37.3
Large-Cap Growth	28.7
Mid-Cap Value	19.9
Mid-Cap Growth	7.6
Small-Cap Value	5.7
Small-Cap Growth	0.8

10

Manager's Analysis (Continued)

PowerShares FTSE RAFI Consumer Services Sector Portfolio (ticker: PRFS)

Fund Performance History (%)  As of 31 October 2007

Index

		Avg. Ann.†	Fund Inception
	6 Month	1 Year	Avg. Ann.†	Cumulative
FTSE Consumer Services Sector Index	-5.90	1.39	5.97	6.68
S&P Consumer Discretionary Index	-5.19	-0.07	6.60	7.39
Dow Jones Consumer Services Index	-2.50	3.19	7.54	8.44

Fund

NAV Return	-6.19	0.65	5.19	5.79
Share Price Return	-6.30	0.64	5.12	5.71

Fund Inception: 20 September 2006

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 1.86%. In the Financial Highlights section of this Semi-Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.88% while the Fund's gross annualized total operating expense ratio was 2.39%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Consumer Discretionary Index and the Dow Jones Consumer Services Index are unmanaged indexes used as measurements of change in stock market conditions based on the average performance of approximately 88 and 250 common stocks, respectively.

† Average annualized.

11

Manager's Analysis

PowerShares FTSE RAFI Energy Sector Portfolio (ticker: PRFE)

The PowerShares FTSE RAFI Energy Sector Portfolio seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the FTSE RAFI Oil & Gas Sector Index. The FTSE RAFI Oil & Gas Sector Index is designed to track the performance of the largest U.S. equities in the energy sector which are selected based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. The equities are then weighted by each of these four fundamental measures. An overall weight is calculated for each firm by equally-weighting each fundamental measure. Each of the equities with the highest fundamental weight are then selected and assigned a weight equal to its fundamental weight.

The PowerShares FTSE RAFI Energy Sector Portfolio returned 19.36% to shareholders during the reporting period. The Fund continued to shine, producing a return of 52.62% since inception. Energy stocks performed well over the period with Exxon Mobile and Conoco Phillips returning just under 5% during the period to the Fund. Companies that provide equipment and services to energy companies also performed well. FMC Technologies Inc., National Oilwell Varco and Cameron International Corp. all outshined their peers helping overall performance.

Industry Breakdown (% of the Fund's

Net Assets) as of 31 October 2007

Oil & Gas	83.3
Oil & Gas Services	12.6
Pipelines	2.3
Electric	1.6
Transportation	0.2

Style Allocation (%)

as of 31 October 2007

Large-Cap Value	69.4
Large-Cap Growth	13.0
Mid-Cap Value	11.5
Mid-Cap Growth	5.6
Small-Cap Value	0.5

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 31 October 2007

Security
Exxon Mobil Corp.	19.7
Chevron Corp.	14.4
ConocoPhillips	9.5
Marathon Oil Corp.	4.5
Occidental Petroleum Corp.	4.2
Schlumberger Ltd. (Netherlands)	3.6
Valero Energy Corp.	3.6
Devon Energy Corp.	3.4
Anadarko Petroleum Corp.	3.0
Apache Corp.	2.7
Total	68.6

12

Manager's Analysis (Continued)

PowerShares FTSE RAFI Energy Sector Portfolio (ticker: PRFE)

Fund Performance History (%)  As of 31 October 2007

Index

		Avg. Ann.†	Fund Inception
	6 Month	1 Year	Avg. Ann.†	Cumulative
FTSE Oil & Gas Index	20.34	40.67	47.83	54.65
S&P Energy Index	21.06	38.36	45.91	52.41
Dow Jones Oil & Gas Index	19.85	37.28	44.78	51.09

Fund

NAV Return	19.36	39.37	46.24	52.62
Share Price Return	18.82	38.81	45.60	51.88

Fund Inception: 20 September 2006

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 1.36%. In the Financial Highlights section of this Semi-Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.77% while the Fund's gross annualized total operating expense ratio was 1.34%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Energy Index and the Dow Jones Oil & Gas Index are unmanaged indexes used as measurements of change in stock market conditions based on the average performance of approximately 34 and 70 common stocks, respectively.

† Average annualized.

13

Manager's Analysis

PowerShares FTSE RAFI Financials Sector Portfolio (ticker: PRFF)

The PowerShares FTSE RAFI Financials Sector Portfolio seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the FTSE RAFI Financials Sector Index. The FTSE RAFI Financials Sector Index is designed to track the performance of the largest U.S. equities in the financials sector which are selected based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. The equities are then weighted by each of these four fundamental measures. An overall weight is calculated for each firm by equally-weighting each fundamental measure. Each of the equities with the highest fundamental weight are then selected and assigned a weight equal to its fundamental weight.

The PowerShares FTSE RAFI Financials Sector Portfolio returned -8.92% to shareholders during the reporting period. The Fund trailed its benchmark, the S&P Financials Index, slightly during the period. Financial stocks continued to struggle during the reporting period from continued bad news from financial companies hurt by housing and mortgage backed securities. There were few bright spots in the portfolio during the past six months. Berkshire Hathaway performed well over the period helping offset some of the losses. Commercial banks, thrifts and capital market companies contributed most to the negative return. Merrill Lynch, Wachovia and Citigroup all had disappointing negative returns.

Industry Breakdown (% of the Fund's

Net Assets) as of 31 October 2007

Insurance	30.9
Banks	29.5
Diversified Financial Services	27.9
REITS	7.2
Savings & Loans	2.2
Investment Companies	0.5
Forest Products & Paper	0.5
Software	0.3
Commercial Services	0.2
Real Estate	0.1
Money Market Fund	0.2
Other	0.5

Style Allocation (%)

as of 31 October 2007

Large-Cap Value	62.8
Mid-Cap Value	27.9
Large-Cap Growth	3.4
Mid-Cap Growth	2.8
Small-Cap Value	2.6
Small-Cap Growth	0.5

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 31 October 2007

Security
Bank of America Corp.	8.9
Berkshire Hathaway, Inc., Class B	6.4
JPMorgan Chase & Co.	5.4
American International Group, Inc.	4.7
Merrill Lynch & Co., Inc.	4.6
Citigroup, Inc.	4.1
Wells Fargo & Co.	3.8
Wachovia Corp.	2.8
Morgan Stanley	2.2
Goldman Sachs Group (The), Inc.	2.1
Total	45.0

14

Manager's Analysis (Continued)

PowerShares FTSE RAFI Financials Sector Portfolio (ticker: PRFF)

Fund Performance History (%)  As of 31 October 2007

Index

		Avg. Ann.†	Fund Inception
	6 Month	1 Year	Avg. Ann.†	Cumulative
FTSE Financials Sector Index	-8.51	-3.21	0.00	0.00
S&P Financials Index	-7.81	-2.53	0.52	0.58
Dow Jones Financials Index	-8.78	-5.13	-2.20	-2.45

Fund

NAV Return	-8.92	-4.29	-0.96	-1.06
Share Price Return	-9.15	-4.47	-1.15	-1.28

Fund Inception: 20 September 2006

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 1.97%. In the Financial Highlights section of this Semi-Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.81% while the Fund's gross annualized total operating expense ratio was 1.71%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Financials Index and the Dow Jones Financials Index are unmanaged indexes used as measurements of change in stock market conditions based on the average performance of approximately 93 and 300 common stocks, respectively.

† Average annualized.

15

Manager's Analysis

PowerShares FTSE RAFI Health Care Sector Portfolio (ticker: PRFH)

The PowerShares FTSE RAFI Health Care Sector Portfolio seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the FTSE RAFI Health Care Sector Index. The FTSE RAFI Health Care Sector Index is designed to track the performance of the largest U.S. equities in the health care sector which are selected based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. The equities are then weighted by each of these four fundamental measures. An overall weight is calculated for each firm by equally-weighting each fundamental measure. Each of the equities with the highest fundamental weight are then selected and assigned a weight equal to its fundamental weight.

The PowerShares FTSE RAFI Health Care Sector Portfolio returned 0.98% to shareholders during the reporting period. The Fund continues to outpace its benchmark, the S&P Health Care Index, by 0.07%. Pharmaceuticals, health care providers and equipment stocks were mixed during the period. Merck & Co. and Medco Health Solutions performed well boosting the Fund's overall performance. Pfizer and Wyeth both hampered fund performance during the period.

Industry Breakdown (% of the Fund's

Net Assets) as of 31 October 2007

Pharmaceuticals	55.8
Healthcare-Products	22.7
Healthcare-Services	13.3
Biotechnology	5.6
Insurance	1.4
Electronics	0.8
Distribution/Wholesale	0.3
Money Market Fund	0.5
Other	(0.4)

Style Allocation (%)

as of 31 October 2007

Large-Cap Value	65.0
Large-Cap Growth	22.5
Mid-Cap Growth	5.7
Mid-Cap Value	5.0
Small-Cap Growth	1.0
Small-Cap Value	0.8

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 31 October 2007

Security
Pfizer, Inc.	14.3
Merck & Co., Inc.	12.1
Johnson & Johnson	10.7
Bristol-Myers Squibb Co.	6.6
Abbott Laboratories	4.9
Eli Lilly & Co.	4.2
Wyeth	4.0
WellPoint, Inc.	3.1
Medco Health Solutions, Inc.	3.0
Schering-Plough Corp.	2.7
Total	65.6

16

Manager's Analysis (Continued)

PowerShares FTSE RAFI Health Care Sector Portfolio (ticker: PRFH)

Fund Performance History (%)  As of 31 October 2007

Index

		Avg. Ann.†	Fund Inception
	6 Month	1 Year	Avg. Ann.†	Cumulative
FTSE Health Care Sector Index	1.13	11.74	9.94	11.15
S&P Health Care Index	0.91	10.27	9.15	10.25
Dow Jones Health Care Index	1.29	9.37	8.73	9.78

Fund

NAV Return	0.98	11.13	9.35	10.45
Share Price Return	1.85	12.17	10.19	11.39

Fund Inception: 20 September 2006

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 1.39%. In the Financial Highlights section of this Semi-Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.80% while the Fund's gross annualized total operating expense ratio was 1.67%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Health Care Index and the Dow Jones Health Care Index are unmanaged indexes used as measurements of change in stock market conditions based on the average performance of approximately 51 and 180 common stocks, respectively.

† Average annualized.

17

Manager's Analysis

PowerShares FTSE RAFI Industrials Sector Portfolio (ticker: PRFN)

The PowerShares FTSE RAFI Industrials Sector Portfolio seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the FTSE RAFI Industrials Sector Index. The FTSE RAFI Industrials Sector Index is designed to track the performance of the largest U.S. equities in the industrials sector which are selected based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. The equities are then weighted by each of these four fundamental measures. An overall weight is calculated for each firm by equally-weighting each fundamental measure. Each of the equities with the highest fundamental weight are then selected and assigned a weight equal to its fundamental weight.

The PowerShares FTSE RAFI Industrials Sector Portfolio returned 8.00% to shareholders during the reporting period. Since inception the Fund continues to outpace its benchmark, the S&P Industrials Index. Industrial conglomerates and machinery stocks helped the Fund the most during the reporting period. General Electric boosted the Fund's return the most. Aerospace and Defense companies continued with positive returns, United Technologies and Honeywell International were the top two performers in that industry. Electronic equipment and instrument companies had mixed returns.

Industry Breakdown (% of the Fund's

Net Assets) as of 31 October 2007

Miscellaneous Manufacturing	34.5
Aerospace/Defense	15.4
Transportation	12.7
Electronics	5.0
Commercial Services	5.0
Machinery-Diversified	3.5
Packaging & Containers	3.0
Software	2.7
Machinery-Construction & Mining	2.6
Electrical Componets & Equipment	2.5
Environmental Control	2.5
Engineering & Construction	2.4
Forest Products & Paper	1.6
Auto Manufacturers	1.1
Building Materials	0.8
Distribution/Wholesale	0.7
Metal Fabricate/Hardware	0.7
Household Products/Wares	0.7
Computers	0.5
Chemicals	0.4
Electric	0.3
Mining	0.3
Hand/Machine Tools	0.2
Trucking & Leasing	0.2
Telecommunications	0.2
Textiles	0.2
Internet	0.1
Retail	0.1
Money Market Fund	0.1
Other	0.0

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 31 October 2007

Security
General Electric Co.	20.4
United Parcel Service, Inc., Class B	3.9
Boeing Co.	3.3
United Technologies Corp.	3.2
3M Co.	3.0
Honeywell International, Inc.	2.5
Caterpillar, Inc.	2.3
Northrop Grumman Corp.	2.1
Emerson Electric Co.	2.1
Union Pacific Corp.	2.0
Total	44.8

Style Allocation (%)

as of 31 October 2007

Large-Cap Value	51.5
Mid-Cap Value	20.3
Large-Cap Growth	14.7
Mid-Cap Growth	10.0
Small-Cap Value	3.3
Small-Cap Growth	0.2

18

Manager's Analysis (Continued)

PowerShares FTSE RAFI Industrials Sector Portfolio (ticker: PRFN)

Fund Performance History (%)  As of 31 October 2007

Index

		Avg. Ann.†	Fund Inception
	6 Month	1 Year	Avg. Ann.†	Cumulative
FTSE Industrials Sector Index	8.39	22.24	24.27	27.42
S&P Industrials Index	10.32	20.91	22.72	25.65
Dow Jones Industrials Index	9.17	20.90	23.03	26.01

Fund

NAV Return	8.00	21.28	23.42	26.38
Share Price Return	8.64	22.06	24.03	27.06

Fund Inception: 20 September 2006

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 1.22%. In the Financial Highlights section of this Semi-Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.73% while the Fund's gross annualized total operating expense ratio was 0.93%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Industrials Index and the Dow Jones Industrials Index are unmanaged indexes used as measurements of change in stock market conditions based on the average performance of approximately 56 and 270 common stocks, respectively.

† Average annualized.

19

Manager's Analysis

PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio (ticker: PRFQ)

The PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the FTSE RAFI Telecommunications & Technology Sector Index. The FTSE RAFI Telecommunications & Technology Sector Index is designed to track the performance of the largest U.S. equities in the telecommunications & technology sector which are selected based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. The equities are then weighted by each of these four fundamental measures. An overall weight is calculated for each firm by equally-weighting each fundamental measure. Each of the equities with the highest fundamental weight are then selected and assigned a weight equal to its fundamental weight.

The PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio returned 13.55% to shareholders during the reporting period. Computers, software and telecom companies led the charge helping the Fund's performance. Verizon, AT&T and Microsoft outpaced their peers with handsome returns. Apple Inc., EMC Corp. and Leucadia National Corp. were other notables helping overall return. Wireless telecom companies came in negative during the reporting period with Sprint Nextel Corp. ending the period with disappointing returns.

Industry Breakdown (% of the Fund's

Net Assets) as of 31 October 2007

Telecommunications	41.8
Computers	20.7
Software	19.8
Semiconductors	10.0
Internet	2.7
Distribution/Wholesale	1.7
Office/Business Equipment	1.7
Holding Companies-Diversified	0.3
Retail	0.2
Money Market Fund	0.1
Other	1.0

Style Allocation (%)

as of 31 October 2007

Large-Cap Value	53.5
Large-Cap Growth	28.0
Mid-Cap Growth	8.7
Mid-Cap Value	7.5
Small-Cap Value	1.9
Small-Cap Growth	0.4

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 31 October 2007

Security
Microsoft Corp.	15.8
Verizon Communications, Inc.	14.3
AT&T, Inc.	9.4
International Business Machines Corp.	4.8
Intel Corp.	4.0
Hewlitt-Packard Co.	3.9
Cisco Systems, Inc.	3.7
Dell, Inc.	2.9
Sprint Nextel Corp.	2.9
Oracle Corp.	2.2
Total	63.9

20

Manager's Analysis (Continued)

PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio (ticker: PRFQ)

Fund Performance History (%)  As of 31 October 2007

Index

		Avg. Ann.†	Fund Inception
	6 Month	1 Year	Avg. Ann.†	Cumulative
FTSE Telecommunications & Technology Sector Index	13.94	23.15	25.41	28.73
S&P Information Technology Index	19.24	26.90	28.75	32.56
Dow Jones Technology Index	18.67	26.38	27.43	31.04

Fund

NAV Return	13.55	22.29	24.27	27.34
Share Price Return	13.43	22.39	24.25	27.32

Fund Inception: 20 September 2006

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 1.40%. In the Financial Highlights section of this Semi-Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.80% while the Fund's gross annualized total operating expense ratio was 1.54%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Information Technology Index and the Dow Jones Technology Index are unmanaged indexes used as measurements of change in stock market conditions based on the average performance of approximately 70 and 252 common stocks, respectively.

† Average annualized.

21

Manager's Analysis

PowerShares FTSE RAFI Utilities Sector Portfolio (ticker: PRFU)

The PowerShares FTSE RAFI Utilities Sector Portfolio seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the FTSE RAFI Utilities Sector Index. The FTSE RAFI Utilities Sector Index is designed to track the performance of the largest U.S. equities in the utilities sector which are selected based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. The equities are then weighted by each of these four fundamental measures. An overall weight is calculated for each firm by equally-weighting each fundamental measure. Each of the equities with the highest fundamental weight are then selected and assigned a weight equal to its fundamental weight.

The PowerShares FTSE RAFI Utilities Sector Portfolio returned 0.90% to shareholders during the reporting period. Electric Utility companies were among the top performers for the fund with Reliant Energy Inc. and Exelon Corp. among the top contributors. Other Utilities had negative returns hampering overall fund growth. Center Point Energ and NiSource Inc. were among the laggards which hurt the Fund.

Industry Breakdown (% of the Fund's

Net Assets) as of 31 October 2007

Electric	84.3
Pipelines	6.6
Gas	6.6
Water	0.2
Other	2.3

Style Allocation (%)

as of 31 October 2007

Mid-Cap Value	44.4
Large-Cap Value	39.6
Large-Cap Growth	7.4
Small-Cap Value	5.6
Mid-Cap Growth	2.4
Small-Cap Growth	0.6

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 31 October 2007

Security
Reliant Energy, Inc.	13.0
Exelon Corp.	4.9
Southern Co.	4.3
American Electric Power Co., Inc.	4.0
Dominion Resources, Inc.	3.4
Duke Energy Corp.	3.2
Public Service Enterprise Group, Inc.	3.1
FirstEnergy Corp.	2.9
FPL Group, Inc.	2.9
Edison International	2.6
Total	44.3

22

Manager's Analysis (Continued)

PowerShares FTSE RAFI Utilities Sector Portfolio (ticker: PRFU)

Fund Performance History (%)  As of 31 October 2007

Index

		Avg. Ann.†	Fund Inception
	6 Month	1 Year	Avg. Ann.†	Cumulative
FTSE Utilities Sector Index	4.03	21.67	26.18	29.61
S&P Utilities Index	3.97	22.61	26.96	30.50
Dow Jones Utilities Index	2.19	18.25	22.54	25.45

Fund

NAV Return	0.90	17.43	22.20	24.98
Share Price Return	1.53	18.06	22.69	25.54

Fund Inception: 20 September 2006

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Share Price performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent Prospectus, the Fund's total gross annual operating expenses was indicated as 1.44%. In the Financial Highlights section of this Semi-Annual Report, the Fund's net (subsidized) annualized total operating expense ratio was determined to be 0.87% while the Fund's gross annualized total operating expense ratio was 2.12%. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses which resulted in a lower fee actually paid by investors. This waiver extends through April 30, 2008. Absent reimbursements or waivers, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Utilities Index and the Dow Jones Utilities Index are unmanaged indexes used as measurements of change in stock market conditions based on the average performance of approximately 31 and 90 common stocks, respectively.

† Average annualized.

23

Funds' Distribution History (Unaudited)

	Ex-Dividend	10/15/07	9/21/07	9/14/07	8/15/07	7/13/07	6/15/07	5/15/07
	Record	10/17/07	9/25/07	9/18/07	8/17/07	7/17/07	6/19/07	5/17/07
	Payable	10/31/07	9/28/07	9/28/07	8/31/07	7/31/07	6/29/07	5/31/07
Fund	Ticker
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	PRFZ	—	0.01258	—	—	—	0.11827	—
PowerShares FTSE RAFI Basic Materials Sector Portfolio	PRFM	—	0.25074	—	—	—	0.57096	—
PowerShares FTSE RAFI Consumer Goods Sector Portfolio	PRFG	—	0.25727	—	—	—	0.53722	—
PowerShares FTSE RAFI Consumer Services Sector Portfolio	PRFS	—	0.01420	—	—	—	0.06886	—
PowerShares FTSE RAFI Energy Sector Portfolio	PRFE	—	0.10533	—	—	—	0.21450	—
PowerShares FTSE RAFI Financials Sector Portfolio	PRFF	—	0.24030	—	—	—	0.34985	—
PowerShares FTSE RAFI Health Care Sector Portfolio	PRFH	—	0.14791	—	—	—	0.30188	—
PowerShares FTSE RAFI Industrials Sector Portfolio	PRFN	—	0.13831	—	—	—	0.07512	—
PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio	PRFQ	—	0.08488	—	—	—	0.17094	—
PowerShares FTSE RAFI Utilities Sector Portfolio	PRFU	—	0.59405	—	—	—	0.67368	—

24

	4/13/07	3/16/07	3/15/07	2/15/07	1/12/07	12/15/06	11/15/06	10/13/06
	4/17/07	3/20/07	3/20/07	2/20/07	1/16/07	12/19/06	11/17/06	10/17/06
	4/30/07	3/30/07	3/30/07	2/28/07	1/31/07	12/29/06	11/30/06	10/31/06
Fund
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	—	0.03020	—	—	—	0.14258	—	—
PowerShares FTSE RAFI Basic Materials Sector Portfolio	—	0.05952	—	—	—	0.59859	—	—
PowerShares FTSE RAFI Consumer Goods Sector Portfolio	—	—	—	—	—	0.32984	—	—
PowerShares FTSE RAFI Consumer Services Sector Portfolio	—	—	—	—	—	0.09283	—	—
PowerShares FTSE RAFI Energy Sector Portfolio	—	0.10320	—	—	—	0.10379	—	—
PowerShares FTSE RAFI Financials Sector Portfolio	—	—	—	—	—	0.41582	—	—
PowerShares FTSE RAFI Health Care Sector Portfolio	—	0.23850	—	—	—	0.13869	—	—
PowerShares FTSE RAFI Industrials Sector Portfolio	—	0.11650	—	—	—	0.21147	—	—
PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio	—	0.09750	—	—	—	0.14861	—	—
PowerShares FTSE RAFI Utilities Sector Portfolio	—	0.26830	—	—	—	0.38618	—	—

25

Frequency Distribution of Discounts & Premiums (Unaudited)

Since Inception through October 31, 2007

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Days	0-24	25-49	50-99	100-149	150-199	200+
PRFZ	PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	9/20/06	281	102	3	—	—	1	—
PRFM	PowerShares FTSE RAFI Basic Materials Sector Portfolio	9/20/06	281	115	—	—	—	—	—
PRFG	PowerShares FTSE RAFI Consumer Goods Sector Portfolio	9/20/06	281	131	6	1	—	—	—
PRFS	PowerShares FTSE RAFI Consumer Services Sector Portfolio	9/20/06	281	123	3	—	—	—	—
PRFE	PowerShares FTSE RAFI Energy Sector Portfolio	9/20/06	281	124	4	—	—	—	—
PRFF	PowerShares FTSE RAFI Financials Sector Portfolio	9/20/06	281	119	3	—	—	—	—
PRFH	PowerShares FTSE RAFI Health Care Sector Portfolio	9/20/06	281	142	5	2	—	—	—
PRFN	PowerShares FTSE RAFI Industrials Sector Portfolio	9/20/06	281	124	4	—	—	—	—
PRFQ PowerShares FTSE RAFI	Telecommunications & Technology Sector Portfolio	9/20/06	281	126	5	1	—	—	—
PRFU	PowerShares FTSE RAFI Utilities Sector Portfolio	9/20/06	281	92	4	2	1	—	—

26

	Closing Below Above NAV (bps)
Ticker	-0-24	-25-49	-50-99	-100-149	-150-199	-200+
PRFZ	170	5	—	—	—	—
PRFM	165	1	—	—	—	—
PRFG	139	3	1	—	—	—
PRFS	155	—	—	—	—	—
PRFE	151	2	—	—	—	—
PRFF	158	1	—	—	—	—
PRFH	130	1	1	—	—	—
PRFN	151	2	—	—	—	—
PRFQ PowerShares FTSE RAFI	149	—	—	—	—	—
PRFU	180	1	1	—	—	—

27

Fees and Expenses (Unaudited)

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2007.

Actual Expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio Actual	$1,000.00	$1,017.14	0.71%	$3.60
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	0.71%	$3.61
PowerShares FTSE RAFI Basic Materials Sector Portfolio Actual	$1,000.00	$1,140.14	0.78%	$4.20
Hypothetical (5% return before expenses)	$1,000.00	$1,021.22	0.78%	$3.96
PowerShares FTSE RAFI Consumer Goods Sector Portfolio Actual	$1,000.00	$1,026.38	0.90%	$4.58
Hypothetical (5% return before expenses)	$1,000.00	$1,020.61	0.90%	$4.57
PowerShares FTSE RAFI Consumer Services Sector Portfolio Actual	$1,000.00	$938.12	0.88%	$4.29
Hypothetical (5% return before expenses)	$1,000.00	$1,020.71	0.88%	$4.47

28

Fees and Expenses (Unaudited) (Continued)

	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares FTSE RAFI Energy Sector Portfolio Actual	$1,000.00	$1,193.62	0.77%	$4.25
Hypothetical (5% return before expenses)	$1,000.00	$1,021.27	0.77%	$3.91
PowerShares FTSE RAFI Financials Sector Portfolio Actual	$1,000.00	$910.81	0.81%	$3.89
Hypothetical (5% return before expenses)	$1,000.00	$1,021.06	0.81%	$4.12
PowerShares FTSE RAFI Health Care Sector Portfolio Actual	$1,000.00	$1,009.82	0.80%	$4.04
Hypothetical (5% return before expenses)	$1,000.00	$1,021.11	0.80%	$4.06
PowerShares FTSE RAFI Industrials Sector Portfolio Actual	$1,000.00	$1,080.00	0.73%	$3.82
Hypothetical (5% return before expenses)	$1,000.00	$1,021.47	0.73%	$3.71
PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio Actual	$1,000.00	$1,135.48	0.80%	$4.29
Hypothetical (5% return before expenses)	$1,000.00	$1,021.11	0.80%	$4.06
PowerShares FTSE RAFI Utilities Sector Portfolio Actual	$1,000.00	$1,009.04	0.87%	$4.39
Hypothetical (5% return before expenses)	$1,000.00	$1,020.76	0.87%	$4.42

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended October 31, 2007. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 184 and then dividing the result by 366.

29

Schedule of Investments

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks—98.8%
	Consumer Discretionary—16.3%
3,092	A.C. Moore Arts & Crafts, Inc.*	$51,698
6,215	Aaron Rents, Inc.	131,634
5,184	Aeropostale, Inc.*	118,714
11,638	AFC Enterprises, Inc.*	155,367
3,601	Aftermarket Technology Corp.*	124,307
1,433	Ambassadors Group, Inc.	26,038
4,592	Ameristar Casinos, Inc.	149,470
5,748	Applebee's International, Inc.	145,654
1,209	Arbitron, Inc.	61,200
885	Avatar Holdings, Inc.*	41,197
4,416	Bally Technologies, Inc.*	178,097
3,714	Bebe Stores, Inc.	51,662
2,700	Big 5 Sporting Goods Corp.	48,195
1,834	BJ's Restaurants, Inc.*	36,295
522	Blue Nile, Inc.*	41,259
7,417	Bluegreen Corp.*	55,850
9,177	Blyth, Inc.	175,189
4,975	Bob Evans Farms, Inc.	140,196
1,834	Bright Horizons Family Solutions, Inc.*	71,159
5,731	Brookfield Homes Corp.	86,137
5,322	Brown Shoe Co., Inc.	108,569
2,308	Buckle (The), Inc.	99,475
7,922	Building Material Holding Corp.	62,267
31,168	Cabela's, Inc., Class A*	608,398
2,950	California Pizza Kitchen, Inc.*	47,731
10,431	Callaway Golf Co.	180,665
3,364	Carmike Cinemas, Inc.	53,488
4,332	Carter's, Inc.*	95,651
5,192	Cato (The) Corp., Class A	104,255
3,371	CEC Entertainment, Inc.*	100,456
1,348	Central European Media Enterprises Ltd., Class A (Bermuda)*	154,683
13,687	Champion Enterprises, Inc.*	162,328
2,258	Charlotte Russe Holding, Inc.*	32,718
4,206	Cheesecake Factory (The), Inc.*	94,341
9,836	Chico's FAS, Inc.*	129,245
2,694	Children's Place Retail Stores (The), Inc.*	68,966
1,141	Chipotle Mexican Grill, Inc., Class A*	158,599
1,715	Choice Hotels International, Inc.	66,439
2,681	Christopher & Banks Corp.	36,783
1,847	Churchill Downs, Inc.	93,920
6,553	CKE Restaurants, Inc.	106,028
2,759	CKX, Inc.*	33,549
2,471	Coinstar, Inc.*	85,126
4,695	Coldwater Creek, Inc.*	42,020
3,545	Columbia Sportswear Co.	172,819
3,187	Conn's, Inc.*	81,492
8,988	Corinthian Colleges, Inc.*	147,313
1,071	Courier Corp.	40,473
40,427	Cox Radio, Inc., Class A*	488,357
296	CROCS, Inc.*	22,126

Number of Shares		Value
	Common Stocks (Continued)
6,279	Crown Media Holdings, Inc., Class A*	$49,479
1,888	CSS Industries, Inc.	74,765
3,910	CTC Media, Inc.*	98,102
11,734	Cumulus Media, Inc., Class A*	120,978
626	Deckers Outdoor Corp.*	87,509
1,857	dELiA*s, Inc.*	6,258
5,494	DeVry, Inc.	300,466
8,376	Dick's Sporting Goods, Inc.*	279,506
6,212	Domino's Pizza, Inc.	95,913
6,794	DreamWorks Animation SKG, Inc., Class A*	221,213
5,424	Dress Barn (The), Inc.*	88,899
2,220	Drew Industries, Inc.*	87,868
2,830	DSW, Inc., Class A*	63,675
18,407	Emmis Communications Corp., Class A	95,532
5,987	Entercom Communications Corp., Class A	111,059
17,313	Entravision Communications Corp., Class A*	157,548
5,417	Ethan Allen Interiors, Inc.	167,169
7,507	Finish Line (The), Inc., Class A	28,151
905	Fisher Communications, Inc.*	43,684
13,865	Fleetwood Enterprises, Inc.*	124,785
5,954	Fossil, Inc.*	223,632
8,305	Fred's, Inc.	88,033
2,697	Gaylord Entertainment Co.*	146,933
35,040	Gemstar-TV Guide International, Inc.*	241,426
3,506	Genesco, Inc.*	161,977
11,071	Gentex Corp.	230,055
9,995	Gray Television, Inc.	94,553
1,624	GSI Commerce, Inc.*	46,268
2,702	Guess?, Inc.	138,856
2,303	Gymboree (The) Corp.*	78,371
6,183	Harte-Hanks, Inc.	109,006
4,479	Helen of Troy Ltd. (Bermuda)*	80,622
1,603	Hibbett Sports, Inc.*	37,815
8,158	HOT Topic, Inc.*	62,490
999	Iconix Brand Group, Inc.*	22,827
1,640	IHOP Corp.	103,861
7,684	Interactive Data Corp.	246,964
3,707	International Speedway Corp., Class A	164,702
7,404	Isle of Capri Casinos, Inc.*	149,931
1,466	ITT Educational Services, Inc.*	186,461
488	J. Crew Group, Inc.*	18,251
1,828	Jackson Hewitt Tax Service, Inc.	57,125
4,424	JAKKS Pacific, Inc.*	117,236
7,292	Jarden Corp.*	259,012
8,928	Jo-Ann Stores, Inc.*	172,043
4,220	John Wiley & Sons, Inc., Class A	185,596
1,738	Jos. A. Bank Clothiers, Inc.*	50,767
14,942	Journal Communications, Inc., Class A	133,133
10,741	Journal Register Co.	24,167
2,817	Kenneth Cole Productions, Inc., Class A	52,593

See Notes to Financial Statements.
30

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
8,234	Kimball International, Inc., Class B	$109,759
7,488	Krispy Kreme Doughnuts, Inc.*	23,962
2,535	K-Swiss, Inc., Class A	59,319
4,104	Landry's Restaurants, Inc.	117,867
10,563	Leapfrog Enterprises, Inc.*	79,117
7,186	Lee Enterprises, Inc.	115,335
1,829	Life Time Fitness, Inc.*	110,911
12,856	Lin TV Corp., Class A*	187,312
6,467	Lithia Motors, Inc., Class A	109,810
4,001	LKQ Corp.*	154,279
5,803	M/I Homes, Inc.	96,330
4,448	Marcus Corp.	85,580
3,503	Marine Products Corp.	28,690
1,640	Martha Stewart Living Omnimedia, Inc., Class A*	22,616
4,007	Marvel Entertainment, Inc.*	99,133
2,182	Matthews International Corp., Class A	99,434
4,955	Media General, Inc., Class A	138,641
27,954	Mediacom Communications Corp., Class A*	160,736
5,105	Men's Wearhouse (The), Inc.	215,737
8,011	Modine Manufacturing Co.	186,336
6,501	Monaco Coach Corp.	75,412
665	Morningstar, Inc.*	49,489
3,965	MTR Gaming Group, Inc.*	34,535
5,237	Multimedia Games, Inc.*	46,190
862	National Presto Industries, Inc.	47,358
5,300	Nautilus, Inc.	34,079
2,998	NetFlix, Inc.*	79,357
7,974	New York & Co., Inc.*	56,376
334	NutriSystem, Inc.*	10,053
5,028	Oakley, Inc.*	147,069
5,460	O'Charleys, Inc.	87,524
1,782	Orient-Express Hotels Ltd., Class A (Bermuda)	115,474
1,526	Overstock.com, Inc.*	59,712
2,124	Oxford Industries, Inc.	55,033
10,892	Pacific Sunwear of California, Inc.*	182,114
5,862	Palm Harbor Homes, Inc.*	83,416
1,441	Panera Bread Co., Class A*	59,067
3,839	Papa John's International, Inc.*	89,449
4,734	Penn National Gaming, Inc.*	292,324
2,094	PF Chang's China Bistro, Inc.*	60,956
3,328	Phillips-Van Heusen Corp.	159,078
3,697	Pinnacle Entertainment, Inc.*	107,952
3,393	Pool Corp.	80,007
1,031	Pre-Paid Legal Services, Inc.*	61,448
2,258	Priceline.com, Inc.*	210,220
9,664	PRIMEDIA, Inc.	88,039
14,587	Quiksilver, Inc.*	196,925
928	R.H. Donnelley Corp.*	50,901
22,457	Radio One, Inc., Class D*	78,375

Number of Shares		Value
	Common Stocks (Continued)
2,333	RC2 Corp.*	$69,570
2,310	RCN Corp.	33,726
1,612	Red Robin Gourmet Burgers, Inc.*	64,512
5,190	Regis Corp.	174,384
4,611	Ruby Tuesday, Inc.	73,638
10,922	Russ Berrie & Co., Inc.*	191,135
4,690	Sauer-Danfoss, Inc.	121,471
4,535	Scientific Games Corp., Class A*	163,940
6,402	Sealy Corp.	84,634
2,859	Select Comfort Corp.*	32,678
1,048	Shuffle Master, Inc.*	14,337
13,249	Sinclair Broadcast Group, Inc., Class A	159,518
4,460	Skechers U.S.A., Inc., Class A*	109,671
1,676	Skyline Corp.	59,397
848	Smith & Wesson Holding Corp.*	10,252
5,514	Sonic Corp.*	136,637
1,960	Sotheby's	106,173
12,970	Source Interlink Cos., Inc.*	41,374
4,202	Speedway Motorsports, Inc.	152,533
5,611	Stage Stores, Inc.	105,262
2,541	Stamps.com, Inc.*	35,269
5,259	Steak n Shake (The) Co.*	79,674
7,572	Stein Mart, Inc.	49,748
1,150	Steiner Leisure Ltd. (Bahamas)*	51,727
1,506	Steven Madden Ltd.	33,569
14,949	Stewart Enterprises, Inc., Class A	135,587
410	Strayer Education, Inc.	76,449
6,981	Superior Industries International, Inc.	141,086
5,706	Systemax, Inc.	133,520
5,040	Tarragon Corp.*	10,433
5,866	Tempur-Pedic International, Inc.	211,176
4,171	Texas Roadhouse, Inc., Class A*	52,847
4,122	Thor Industries, Inc.	197,856
3,605	Tractor Supply Co.*	149,391
1,326	Triarc Cos., Inc., Class A	14,997
2,936	Triarc Cos., Inc., Class B	32,883
12,301	Trump Entertainment Resorts, Inc.*	95,825
6,411	Tuesday Morning Corp.	48,852
3,052	Tween Brands, Inc.*	93,696
706	Under Armour, Inc., Class A*	43,949
2,494	UniFirst Corp.	93,849
1,531	Universal Technical Institute, Inc.*	28,829
6,153	Urban Outfitters, Inc.*	155,486
3,098	Vail Resorts, Inc.*	188,018
9,443	Valassis Communications, Inc.*	93,014
4,620	ValueVision Media, Inc., Class A*	23,885
657	Volcom, Inc.*	19,217
6,927	Warnaco Group (The), Inc.*	281,859
3,052	Weight Watchers International, Inc.	156,384
5,516	West Marine, Inc.*	59,518
3,112	Winnebago Industries, Inc.	80,227
2,710	WMS Industries, Inc.*	93,956

See Notes to Financial Statements.
31

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
4,329	Wolverine World Wide, Inc.	$110,996
1,827	Wynn Resorts Ltd.	294,932
648	Zumiez, Inc.*	27,125
		21,754,370
	Consumer Staples—2.8%
631	Alico, Inc.	29,935
18,335	Alliance One International, Inc.*	119,728
2,102	Andersons (The), Inc.	104,364
6,534	Bare Escentuals, Inc.*	161,390
7,742	Casey's General Stores, Inc.	220,646
3,219	Central European Distribution Corp.*	171,186
3,892	Central Garden & Pet Co.*	32,265
8,364	Central Garden & Pet Co., Class A*	69,588
1,049	Chattem, Inc.*	77,941
4,205	Church & Dwight Co., Inc.	198,939
5,244	Elizabeth Arden, Inc.*	130,576
2,449	Farmer Bros. Co.	60,956
9,487	Flowers Foods, Inc.	208,145
3,704	Hain Celestial Group, Inc.*	129,862
1,063	Hansen Natural Corp.*	72,284
5,774	Herbalife Ltd. (Cayman Islands)	254,575
1,448	J & J Snack Foods Corp.	51,578
5,071	Lancaster Colony Corp.	203,702
5,398	Lance, Inc.	114,330
9,358	Nu Skin Enterprises, Inc., Class A	161,613
6,006	Prestige Brands Holdings, Inc.*	62,823
2,779	Ralcorp Holdings, Inc.*	156,458
2,168	Reddy Ice Holdings, Inc.	60,032
24,636	Revlon, Inc., Class A*	28,331
3,854	Sanderson Farms, Inc.	134,119
4,605	Tootsie Roll Industries, Inc.	118,671
4,791	TreeHouse Foods, Inc.*	133,669
5,040	United Natural Foods, Inc.*	145,858
517	USANA Health Sciences, Inc.*	21,099
9,764	Vector Group Ltd.	213,635
2,214	WD-40 Co.	87,674
		3,735,972
	Energy—8.2%
5,455	Alon USA Energy, Inc.	200,580
6,834	Alpha Natural Resources, Inc.*	187,525
265	APCO Argentina, Inc. (Cayman Islands)	28,024
1,533	Atlas America, Inc.	88,454
883	ATP Oil & Gas Corp.*	50,640
1,428	Atwood Oceanics, Inc.*	120,295
8,058	Aventine Renewable Energy Holdings*	84,528
2,982	Basic Energy Services, Inc.*	59,014
3,067	Berry Petroleum Co., Class A	149,424
3,554	Bill Barrett Corp.*	166,327
5,153	Bois d'Arc Energy, Inc.*	113,057
8,090	Brigham Exploration Co.*	59,623
3,611	Bristow Group, Inc.*	180,153

Number of Shares		Value
	Common Stocks (Continued)
2,006	Bronco Drilling Co., Inc.*	$27,282
4,862	Cabot Oil & Gas Corp.	192,973
1,529	CARBO Ceramics, Inc.	68,683
1,040	Carrizo Oil & Gas, Inc.*	53,446
669	Cheniere Energy, Inc.*	27,095
2,097	Clayton Williams Energy, Inc.*	62,763
8,109	Complete Production Services, Inc.*	161,369
5,458	Comstock Resources, Inc.*	199,490
2,253	Copano Energy LLC	87,214
889	Core Laboratories N.V. (Netherlands)*	129,741
3,072	Crosstex Energy, Inc.	113,265
7,530	Delek US Holdings, Inc.	180,645
3,563	Delta Petroleum Corp.*	66,628
7,679	Denbury Resources, Inc.*	434,630
1,679	Dril-Quip, Inc.*	89,541
745	Enbridge Energy Management LLC*	40,841
5,917	Encore Acquisition Co.*	217,154
4,285	Energy Partners Ltd.*	65,775
7,883	EXCO Resources, Inc.*	133,065
2,816	Exterran Holdings, Inc.*	237,107
5,211	General Maritime Corp. (Marshall Islands)	146,846
8,008	Global Industries Ltd.*	197,157
608	Goodrich Petroleum Corp.*	20,192
16,968	Grey Wolf, Inc.*	95,530
1,697	GulfMark Offshore, Inc.*	79,046
8,768	Harvest Natural Resources, Inc.*	120,648
4,852	Helix Energy Solutions Group, Inc.*	224,405
7,734	Helmerich & Payne, Inc.	244,549
5,286	Hercules Offshore, Inc.*	142,933
3,201	Holly Corp.	201,023
2,931	Horizon Offshore, Inc.*	47,189
2,681	Hornbeck Offshore Services, Inc.*	104,827
26,337	International Coal Group, Inc.*	141,693
4,055	ION Geophysical Corp.*	61,433
3,581	Kinder Morgan Management LLC*	181,915
7,532	Knightsbridge Tankers Ltd. (Bermuda)	191,915
1,096	Lufkin Industries, Inc.	65,168
7,782	Mariner Energy, Inc.*	194,550
40,158	Meridian Resource (The) Corp.*	101,600
14,325	Newpark Resources, Inc.*	89,818
5,657	Nordic American Tanker Shipping Ltd. (Bermuda)	218,869
3,980	Oceaneering International, Inc.*	307,534
6,007	Oil States International, Inc.*	259,442
210	Pacific Ethanol, Inc.*	1,686
1,080	Parallel Petroleum Corp.*	22,108
13,047	Parker Drilling Co.*	110,117
2,745	Penn Virginia Corp.	132,858
6,212	PetroHawk Energy Corp.*	114,922
1,062	Petroleum Development Corp.*	48,236
3,648	PetroQuest Energy, Inc.*	47,059
3,062	Pioneer Drilling Co.*	37,295

See Notes to Financial Statements.
32

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
4,464	Plains Exploration & Production Co.*	$227,441
2,501	Quicksilver Resources, Inc.*	142,557
4,413	Range Resources Corp.	198,276
454	Rentech, Inc.*	967
8,308	Rosetta Resources, Inc.*	157,852
4,221	RPC, Inc.	47,191
4,500	St. Mary Land & Exploration Co.	190,620
5,003	Superior Energy Services, Inc.*	185,511
4,083	Swift Energy Co.*	193,657
3,659	TETRA Technologies, Inc.*	72,046
912	Toreador Resources Corp.*	9,567
2,816	Tsakos Energy Navigation Ltd. (Bermuda)	195,965
2,674	Ultra Petroleum Corp. (Canada)*	189,480
4,083	Unit Corp.*	195,045
3,537	VeraSun Energy Corp.*	47,962
91	Verenium Corp.*	484
6,246	W&T Offshore, Inc.	167,518
2,720	Warren Resources, Inc.*	41,290
6,486	Western Refining, Inc.	237,906
2,531	W-H Energy Services, Inc.*	145,684
5,617	Whiting Petroleum Corp.*	303,654
		10,979,587
	Financials—18.7%
2,964	1st Source Corp.	57,027
2,497	Acadia Realty Trust	66,171
11,965	Advance America Cash Advance Centers, Inc.	114,385
1,046	Advanta Corp., Class A	14,895
2,802	Advanta Corp., Class B	44,272
1,926	Affiliated Managers Group, Inc.*	253,364
1,598	Alabama National BanCorp.	125,954
48	Alexander's, Inc.*	19,294
1,715	Alexandria Real Estate Equities, Inc.	176,885
9,965	Alfa Corp.	181,363
3,022	AMCORE Financial, Inc.	71,652
6,603	American Equity Investment Life Holding Co.	64,511
2,730	Anchor BanCorp Wisconsin, Inc.	67,158
17,811	Anthracite Capital, Inc.	148,188
14,704	Anworth Mortgage Asset Corp.	100,428
4,542	Apollo Investment Corp.	94,474
5,077	Ares Capital Corp.	84,481
4,351	Argo Group International Holdings, Ltd. (Bermuda)*	185,395
1,858	Arrow Financial Corp.	41,879
8,055	Ashford Hospitality Trust, Inc.	79,261
3,325	Asset Acceptance Capital Corp.	35,777
6,535	Assured Guaranty Ltd. (Bermuda)	150,762
2,916	Baldwin & Lyons, Inc., Class B	76,895
1,440	BancFirst Corp.	65,434
6,272	Bank Mutual Corp.	69,682
1,896	Bank of Granite Corp.	23,946

Number of Shares		Value
	Common Stocks (Continued)
1,141	Bank of the Ozarks, Inc.	$33,032
3,099	BankUnited Financial Corp., Class A	26,744
1,474	Banner Corp.	48,141
3,091	BioMed Realty Trust, Inc.	73,844
2,736	Boston Private Financial Holdings, Inc.	78,687
9,561	Brookline Bancorp, Inc.	102,876
6,752	Brown & Brown, Inc.	170,083
1,721	Cadence Financial Corp.	27,915
3,370	Calamos Asset Management, Inc., Class A	114,647
837	Camden National Corp.	27,763
1,774	Capital City Bank Group, Inc.	50,009
213	Capital Southwest Corp.	26,020
6,295	CapitalSource, Inc.	114,695
1,582	Capitol Bancorp Ltd.	33,538
5,412	Capitol Federal Financial	178,758
1,066	Cascade Bancorp	20,510
2,016	Cash America International, Inc.	78,624
3,807	Cathay General Bancorp	117,903
2,858	Cedar Shopping Centers, Inc.	36,725
6,164	Centennial Bank Holdings, Inc.*	33,902
2,829	Central Pacific Financial Corp.	63,454
4,369	Chemical Financial Corp.	109,225
5,603	Chittenden Corp.	199,578
9,665	Citizens Banking Corp.	147,101
3,471	Citizens, Inc.*	29,851
1,554	City Bank	37,218
1,686	City Holding Co.	63,748
4,226	CNA Surety Corp.*	83,633
1,499	CoBiz, Inc.	26,757
820	Cohen & Steers, Inc.	30,832
1,228	Columbia Banking System, Inc.	38,154
4,837	Community Bank System, Inc.	101,142
2,945	Community Banks, Inc.	89,410
1,892	Community Trust Bancorp, Inc.	55,152
5,152	CompuCredit Corp.*	102,679
2,667	Corporate Office Properties Trust	110,227
8,425	Corus Bankshares, Inc.	92,844
7,845	Crawford & Co., Class A*	44,010
10,038	Crawford & Co., Class B*	67,154
3,385	Credit Acceptance Corp.*	75,824
9,290	CVB Financial Corp.	108,879
5,248	Deerfield Triarc Capital Corp.	50,118
4,358	Delphi Financial Group, Inc., Class A	168,873
3,479	DiamondRock Hospitality Co.	66,658
3,696	Digital Realty Trust, Inc.	162,587
6,484	Dime Community Bancshares, Inc.	93,305
1,306	Dollar Financial Corp.*	42,837
3,198	East West Bancorp, Inc.	107,901
2,509	EastGroup Properties, Inc.	119,629
6,076	Eaton Vance Corp.	303,981
3,013	Encore Capital Group, Inc.*	34,378
167	Enstar Group Ltd. (Bermuda)*	21,408

See Notes to Financial Statements.
33

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
2,478	Entertainment Properties Trust	$135,968
3,243	Extra Space Storage, Inc.	50,980
10,395	F.N.B. Corp.	172,765
1,345	Farmers Capital Bank Corp.	40,350
3,916	FBL Financial Group, Inc., Class A	158,520
1,890	Federal Agricultural Mortgage Corp., Class C	55,472
8,699	FelCor Lodging Trust, Inc.	182,157
2,018	Financial Federal Corp.	54,526
2,145	First Acceptance Corp.*	9,266
17,550	First BanCorp	154,265
2,048	First BanCorp	37,048
5,212	First Busey Corp.	108,045
1,725	First Cash Financial Services, Inc.*	33,914
4,376	First Charter Corp.	132,593
954	First Citizens BancShares, Inc., Class A	155,340
13,399	First Commonwealth Financial Corp.	153,955
1,498	First Community Bancorp	72,953
1,468	First Community Bancshares, Inc.	50,411
7,442	First Financial Bancorp	87,444
2,049	First Financial Bankshares, Inc.	79,972
1,910	First Financial Corp.	58,580
1,615	First Financial Holdings, Inc.	46,641
2,337	First Indiana Corp.	74,317
2,108	First Marblehead (The) Corp.	81,854
3,249	First Merchants Corp.	71,640
4,891	First Midwest Bancorp, Inc.	164,729
12,547	First Niagara Financial Group, Inc.	165,620
1,964	FirstFed Financial Corp.*	84,020
15,311	Flagstar Bancorp, Inc.	123,866
2,573	Flushing Financial Corp.	43,741
3,131	Forest City Enterprises, Inc., Class A	178,217
306	Forest City Enterprises, Inc., Class B	17,414
9,158	Franklin Street Properties Corp.	148,817
2,985	Frontier Financial Corp.	66,237
2,585	GAMCO Investors, Inc., Class A	160,037
5,041	Getty Realty Corp.	143,316
1,119	GFI Group, Inc.*	96,592
3,588	Glacier Bancorp, Inc.	72,980
3,358	GMH Communities Trust	24,782
1,713	Gramercy Capital Corp.	45,172
1,322	Great Southern Bancorp, Inc.	30,935
672	Greenhill & Co., Inc.	49,715
2,490	Hancock Holding Co.	94,695
3,178	Hanmi Financial Corp.	35,022
4,460	Harleysville Group, Inc.	139,018
4,415	Harleysville National Corp.	66,534
3,128	Hilb Rogal & Hobbs Co.	137,851
5,607	Hilltop Holdings, Inc.*	67,396
7,214	Horace Mann Educators Corp.	149,258
1,028	IBERIABANK Corp.	50,958
1,722	Independent Bank Corp. -MA	50,937

Number of Shares		Value
	Common Stocks (Continued)
3,055	Independent Bank Corp.	$32,261
2,801	Infinity Property & Casualty Corp.	112,656
10,617	Inland Real Estate Corp.	158,193
3,272	Integra Bank Corp.	56,377
391	IntercontinentalExchange, Inc.*	69,676
7,969	International Bancshares Corp.	174,202
981	International Securities Exchange Holdings, Inc.	65,776
3,074	Investment Technology Group, Inc.*	128,801
4,966	Investors Bancorp, Inc.*	74,490
6,485	Investors Real Estate Trust	70,362
6,167	IPC Holdings Ltd. (Bermuda)	184,455
5,292	Irwin Financial Corp.	51,015
1,260	Jones Lang LaSalle, Inc.	120,116
2,580	Kansas City Life Insurance Co.	120,305
4,538	Kearny Financial Corp.	60,129
2,605	Kilroy Realty Corp.	169,429
2,763	KNBT Bancorp, Inc.	47,358
10,109	Knight Capital Group, Inc., Class A*	135,562
13,309	LaBranche & Co., Inc.*	72,933
2,968	Lakeland Bancorp, Inc.	40,246
2,723	LaSalle Hotel Properties	112,514
8,575	Lexington Realty Trust	169,699
2,510	LTC Properties, Inc.	63,603
4,699	Maguire Properties, Inc.	128,048
6,096	Max Capital Group Ltd. (Bermuda)	172,456
2,716	MB Financial, Inc.	90,551
10,508	MCG Capital Corp.	147,217
29,634	MFA Mortgage Investments, Inc.	253,666
2,901	Mid-America Apartment Communities, Inc.	150,852
2,259	Midland (The) Co.	143,718
2,355	Midwest Banc Holdings, Inc.	31,322
7,220	Municipal Mortgage & Equity LLC	155,808
1,557	Nara Bancorp, Inc.	24,102
4,464	Nasdaq Stock Market (The), Inc.*	208,468
7,363	National City Corp.	178,553
2,448	National Financial Partners Corp.	133,832
4,610	National Health Investors, Inc.	135,027
6,233	National Penn Bancshares, Inc.	105,088
9,864	National Retail Properties, Inc.	250,051
508	National Western Life Insurance Co., Class A	110,378
1,626	Navigators Group (The), Inc.*	98,048
4,817	NBT Bancorp, Inc.	118,835
6,874	Nelnet, Inc., Class A	127,719
9,256	NewAlliance Bancshares, Inc.	129,491
3,460	Northwest Bancorp, Inc.	101,897
3,947	Ocwen Financial Corp.*	29,445
12,084	Old National Bancorp	201,923
1,336	Old Second Bancorp, Inc.	37,876
2,141	Omega Financial Corp.	58,556
6,372	Omega Healthcare Investors, Inc.	106,604

See Notes to Financial Statements.
34

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
2,168	optionsXpress Holdings, Inc.	$64,520
4,967	Oriental Financial Group	62,038
5,243	Pacific Capital Bancorp	108,687
2,202	Park National Corp.	174,531
2,364	Parkway Properties, Inc.	101,652
5,606	Partners Trust Financial Group, Inc.	69,627
843	Peapack-Gladstone Financial Corp.	21,016
1,447	Peoples Bancorp, Inc.	36,132
2,232	PFF Bancorp, Inc.	23,771
3,876	Philadelphia Consolidated Holding Corp.*	158,141
1,046	Pico Holdings, Inc.*	43,148
324	Pinnacle Financial Partners, Inc.*	9,458
2,062	Piper Jaffray Cos.*	105,987
6,203	Platinum Underwriters Holdings Ltd. (Bermuda)	223,307
9,001	PMA Capital Corp., Class A*	89,110
915	Portfolio Recovery Associates, Inc.	41,276
4,796	Presidential Life Corp.	84,458
4,120	Primus Guaranty Ltd. (Bermuda)*	37,739
1,011	PrivateBancorp, Inc.	28,470
2,847	ProAssurance Corp.*	156,984
1,986	Prosperity Bancshares, Inc.	64,188
4,375	Provident Bankshares Corp.	107,931
7,425	Provident Financial Services, Inc.	117,612
3,536	Provident New York Bancorp	44,943
2,114	PS Business Parks, Inc.	123,246
2,804	Ramco-Gershenson Properties Trust	80,222
2,723	Renasant Corp.	63,310
1,488	Resource America, Inc., Class A	23,019
2,086	RLI Corp.	121,343
3,592	S&T Bancorp, Inc.	118,967
1,218	S.Y. Bancorp, Inc.	30,767
2,019	Safety Insurance Group, Inc.	72,603
1,795	Sandy Spring Bancorp, Inc.	53,347
6,973	Santander BanCorp	95,530
1,690	Saul Centers, Inc.	92,646
49,325	Scottish Re Group Ltd. (Cayman Islands)*	126,272
1,734	Seacoast Banking Corp. of Florida	25,403
5,580	SEI Investments Co.	176,440
7,989	Selective Insurance Group	194,212
1,780	Signature Bank*	60,787
1,941	Simmons First National Corp., Class A	52,485
2,303	Sovran Self Storage, Inc.	108,955
3,315	St. Joe (The) Co.	112,246
4,451	State Auto Financial Corp.	122,492
2,667	Sterling Bancorp	39,178
6,511	Sterling Bancshares, Inc.	79,434
3,334	Sterling Financial Corp.	61,179
2,757	Sterling Financial Corp. of Spokane	62,033
5,291	Stewart Information Services Corp.	153,439
1,156	Suffolk Bancorp	38,183
2,742	Sun Bancorp, Inc.*	47,464

Number of Shares		Value
	Common Stocks (Continued)
4,982	Sun Communities, Inc.	$151,951
4,121	Sunstone Hotel Investors, Inc.	114,605
7,888	Susquehanna Bancshares, Inc.	159,101
2,621	SVB Financial Group*	135,742
2,306	SWS Group, Inc.	43,791
2,580	Tanger Factory Outlet Centers, Inc.	108,670
3,026	Taubman Centers, Inc.	178,141
337	Tejon Ranch Co.*	13,507
1,899	Texas Capital Bancshares, Inc.*	42,025
1,615	TierOne Corp.	36,903
1,233	Tompkins Trustco, Inc.	51,219
707	Tower Group, Inc.	21,344
1,503	TradeStation Group, Inc.*	18,337
2,002	Triad Guaranty, Inc.*	16,136
14,980	Trustco Bank Corp.	157,889
6,084	UCBH Holdings, Inc.	103,854
3,944	UMB Financial Corp.	165,648
3,914	Umpqua Holdings Corp.	66,264
3,707	United America Indemnity Ltd., Class A (Cayman Islands)*	81,739
5,952	United Bankshares, Inc.	180,346
3,201	United Community Banks, Inc.	70,870
5,314	United Community Financial Corp.	34,010
3,098	United Fire & Casualty Co.	99,260
1,938	Universal Health Realty Income Trust	71,648
3,814	Urstadt Biddle Properties, Inc., Class A	63,389
2,429	USB Holding Co., Inc.	52,928
4,134	U-Store-It Trust	53,329
15,005	W.P. Stewart & Co. Ltd. (Bermuda)	97,232
7,667	Waddell & Reed Financial, Inc., Class A	254,697
5,120	Washington REIT	180,326
1,607	Washington Trust Bancorp, Inc.	40,063
1,819	Wauwatosa Holdings, Inc.*	30,432
3,189	WesBanco, Inc.	73,570
1,296	West Coast Bancorp	35,148
3,237	Westamerica Bancorp	155,635
2,041	Western Alliance Bancorp*	46,412
1,261	Wilshire Bancorp, Inc.	12,988
1,825	Wintrust Financial Corp.	67,050
1,158	World Acceptance Corp.*	37,357
620	WSFS Financial Corp.	35,749
3,715	Zenith National Insurance Corp.	149,269
		24,861,522
	Health Care—9.1%
3,706	Affymetrix, Inc.*	94,355
6,710	Albany Molecular Research, Inc.*	121,384
538	Align Technology, Inc.*	11,137
13,359	Alliance Imaging, Inc.*	132,388
521	Allscripts Healthcare Solutions, Inc.*	14,432
7,857	Alpharma, Inc., Class A	162,011
1,380	Amedisys, Inc.*	58,581

See Notes to Financial Statements.
35

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
3,291	American Medical Systems Holdings, Inc.*	$42,092
6,461	AMERIGROUP Corp.*	226,134
3,250	AMN Healthcare Services, Inc.*	61,783
4,508	Amsurg Corp., Class A*	119,237
1,255	Analogic Corp.	71,723
3,634	Applera Corp. - Celera Group*	59,271
1,158	ArthroCare Corp.*	75,085
488	Aspect Medical Systems, Inc.*	6,681
2,904	Bio-Rad Laboratories, Inc., Class A*	280,467
1,977	Brookdale Senior Living, Inc.	72,932
4,610	Bruker BioSciences Corp.*	47,714
3,385	Cambrex Corp.	38,555
1,772	Celgene Corp.*	116,952
4,621	Centene Corp.*	107,808
2,913	Cephalon, Inc.*	214,805
4,017	Cerner Corp.*	239,252
1,724	Chemed Corp.	98,820
770	Computer Programs & Systems, Inc.	19,073
4,643	CONMED Corp.*	132,047
3,553	Cooper (The) Cos., Inc.	149,226
1,243	Corvel Corp.*	33,039
3,405	Covance, Inc.*	280,912
5,160	Cross Country Healthcare, Inc.*	81,064
540	Cyberonics, Inc.*	7,830
2,049	Datascope Corp.	74,030
931	Dionex Corp.*	81,928
1,429	DJO, Inc.*	71,379
1,629	Eclipsys Corp.*	36,750
3,987	Edwards Lifesciences Corp.*	200,227
6,066	Endo Pharmaceuticals Holdings, Inc.*	177,734
1,187	Enzo Biochem, Inc.*	14,375
1,736	Enzon Pharmaceuticals, Inc.*	16,544
3,397	eResearch Technology, Inc.*	37,707
390	ev3, Inc.*	5,721
1,887	Gen-Probe, Inc.*	132,128
8,398	Gentiva Health Services, Inc.*	159,394
961	Geron Corp.*	7,342
2,314	Greatbatch, Inc.*	57,526
1,940	Haemonetics Corp.*	99,697
1,971	HealthExtras, Inc.*	57,435
2,925	Healthspring, Inc.*	61,425
1,225	Healthways, Inc.*	74,358
14,665	Hlth Corp.*	206,923
3,293	Hologic, Inc.*	223,690
1,007	ICU Medical, Inc.*	40,381
973	Idenix Pharmaceuticals, Inc.*	2,520
1,313	IDEXX Laboratories, Inc.*	159,897
55	Illumina, Inc.*	3,088
1,216	ImClone Systems, Inc.*	52,470
754	Immucor, Inc.*	24,317
1,319	Integra LifeSciences Holdings Corp.*	63,932
538	Intuitive Surgical, Inc.*	175,856

Number of Shares		Value
	Common Stocks (Continued)
9,123	Invacare Corp.	$246,867
1,916	inVentiv Health, Inc.*	80,913
1,926	Inverness Medical Innovations, Inc.*	115,733
315	Keryx Biopharmaceuticals, Inc.*	3,245
3,402	Kinetic Concepts, Inc.*	204,460
2,515	KV Pharmaceutical Co., Class A*	78,820
425	KV Pharmaceutical Co., Class B*	13,264
977	Kyphon, Inc.*	69,250
935	Landauer, Inc.	46,067
598	LCA-Vision, Inc.	10,208
677	Lifecell Corp.*	29,829
235	Luminex Corp.*	3,746
2,716	Martek Biosciences Corp.*	82,974
2,167	Matria Healthcare, Inc.*	55,649
523	Maxygen, Inc.*	3,959
3,480	MedCath Corp.*	96,500
494	Medicines (The) Co.*	9,460
2,482	Medicis Pharmaceutical Corp., Class A	73,691
1,412	Mentor Corp.	60,109
1,536	Meridian Bioscience, Inc.	50,826
2,350	Merit Medical Systems, Inc.*	30,668
595	MGI Pharma, Inc.*	19,385
13,818	Millennium Pharmaceuticals, Inc.*	163,329
2,380	Millipore Corp.*	184,807
3,945	Molina Healthcare, Inc.*	150,344
1,005	Momenta Pharmaceuticals, Inc.*	13,075
245	Myriad Genetics, Inc.*	13,563
4,581	Nabi Biopharmaceuticals*	17,683
981	National Healthcare Corp.	48,854
746	Nektar Therapeutics*	4,461
1,822	Neurocrine Biosciences, Inc.*	16,854
347	Nighthawk Radiology Holdings, Inc.*	8,168
794	Noven Pharmaceuticals, Inc.*	12,275
93	NuVasive, Inc.*	3,980
3,683	Odyssey HealthCare, Inc.*	37,751
22	Onyx Pharmaceuticals, Inc.*	1,028
1,622	Orthofix International N.V. (Netherlands)*	87,426
383	OSI Pharmaceuticals, Inc.*	15,921
253	Palomar Medical Technologies, Inc.*	6,398
5,171	Par Pharmaceutical Cos., Inc.*	95,353
2,191	Parexel International Corp.*	100,786
2,753	PDL BioPharma, Inc.*	58,364
3,027	Pediatrix Medical Group, Inc.*	198,269
7,861	Perrigo Co.	186,384
5,233	Pharmaceutical Product Development, Inc.	221,041
1,887	PharmaNet Development Group, Inc.*	61,139
2,387	Pharmion Corp.*	114,862
2,151	PolyMedica Corp.	113,917
2,319	PRA International*	70,011
7,205	PSS World Medical, Inc.*	145,541
1,893	Psychiatric Solutions, Inc.*	74,963
1,152	Radiation Therapy Services, Inc.*	35,620

See Notes to Financial Statements.
36

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
4,835	RehabCare Group, Inc.*	$100,278
6,497	Res-Care, Inc.*	159,566
2,238	ResMed, Inc.*	92,720
4,041	Respironics, Inc.*	202,292
1,858	Salix Pharmaceuticals Ltd.*	21,739
2,680	Sciele Pharma, Inc.*	68,179
4,519	Sierra Health Services, Inc.*	191,154
1,763	Sirona Dental Systems, Inc.*	59,307
710	SonoSite, Inc.*	24,985
7,985	STERIS Corp.	231,883
4,744	Sunrise Senior Living, Inc.*	175,528
625	SurModics, Inc.*	35,463
3,296	Symmetry Medical, Inc.*	56,526
1,190	Syneron Medical Ltd. (Israel)*	21,765
1,251	Techne Corp.*	81,615
2,905	Thoratec Corp.*	58,013
1,970	TriZetto Group (The), Inc.*	32,190
666	United Therapeutics Corp.*	45,581
6,917	Universal American Financial Corp.*	167,806
10,828	Valeant Pharmaceuticals International	157,547
2,660	Varian, Inc.*	196,547
3,396	VCA Antech, Inc.*	156,386
820	Ventana Medical Systems, Inc.*	72,160
1,988	ViroPharma, Inc.*	17,117
860	Vital Signs, Inc.	45,494
3,865	Waters Corp.*	297,527
2,371	West Pharmaceutical Services, Inc.	98,017
3,038	Wright Medical Group, Inc.*	80,507
818	Young Innovations, Inc.	20,458
1,443	Zoll Medical Corp.*	35,296
657	ZymoGenetics, Inc.*	8,837
		12,155,837
	Industrials—18.6%
5,080	A.O. Smith Corp.	189,941
1,580	AAON, Inc.	28,851
2,793	AAR Corp.*	89,516
8,150	ABM Industries, Inc.	191,688
20,043	ABX Air, Inc.*	126,672
7,145	Accuride Corp.*	72,879
2,127	Actuant Corp., Class A	146,720
2,954	Administaff, Inc.	117,806
564	Advisory Board (The) Co. *	36,214
11,920	AirTran Holdings, Inc.*	124,087
4,555	Albany International Corp., Class A	170,813
2,494	American Commercial Lines, Inc.*	37,186
1,009	American Railcar Industries, Inc.	22,844
4,095	American Reprographics Co.*	83,047
238	American Science & Engineering, Inc.	14,385
1,710	American Woodmark Corp.	43,366
1,119	Ameron International Corp.	120,707
6,174	AMETEK, Inc.	290,178

Number of Shares		Value
	Common Stocks (Continued)
3,855	Apogee Enterprises, Inc.	$90,708
6,139	Applied Industrial Technologies, Inc.	217,628
1,248	Argon ST, Inc.*	25,222
4,636	Arkansas Best Corp.	127,258
1,806	Astec Industries, Inc.*	81,848
2,006	ASV, Inc.*	23,350
4,183	Atlas Air Worldwide Holdings, Inc.*	245,082
3,416	Baldor Electric Co.	137,733
6,597	Barnes Group, Inc.	242,308
5,710	BE Aerospace, Inc.*	283,844
4,559	Beacon Roofing Supply, Inc.*	40,985
3,099	Belden CDT, Inc.	180,579
5,965	Blount International, Inc.*	72,952
6,594	Bowne & Co., Inc.	114,604
4,213	Brady Corp., Class A	155,460
1,216	Bucyrus International, Inc., Class A	100,320
1,012	Cascade Corp.	63,736
10,943	CBIZ, Inc.*	98,487
4,341	CDI Corp.	119,638
7,418	Cenveo, Inc.*	167,498
999	Ceradyne, Inc.*	68,342
15,658	China Yuchai International Ltd. (Bermuda)	216,080
1,781	CIRCOR International, Inc.	89,460
4,270	CLARCOR, Inc.	155,684
1,317	Clean Harbors, Inc.*	64,836
1,589	Consolidated Graphics, Inc.*	101,664
5,204	Copart, Inc.*	199,730
886	Corporate Executive Board Co.	63,128
738	CoStar Group, Inc.*	42,435
6,130	Covanta Holding Corp.*	166,184
885	CRA International, Inc.*	45,825
3,650	Cubic Corp.	164,250
3,991	Curtiss-Wright Corp.	224,653
1,178	Diamond Management & Technology Consultants, Inc.	12,581
6,125	Diana Shipping, Inc. (Marshall Islands)	262,150
5,279	Donaldson Co., Inc.	226,258
3,190	DRS Technologies, Inc.	183,234
4,129	DryShips, Inc. (Marshall Islands)	486,643
7,502	DynCorp International, Inc., Class A*	169,845
2,627	Eagle Bulk Shipping, Inc. (Marshall Islands)	89,554
2,616	EDO Corp.	151,728
6,093	Electro Rent Corp.	88,105
2,749	Encore Wire Corp.	57,729
587	Energy Conversion Devices, Inc.*	16,019
10,985	EnerSys*	199,048
2,695	Ennis, Inc.	55,086
3,651	EnPro Industries, Inc.*	149,728
1,946	ESCO Technologies, Inc.*	80,545
3,754	Esterline Technologies Corp.*	205,644
640	Evergreen Solar, Inc.*	7,398
25,070	ExpressJet Holdings, Inc.*	83,232

See Notes to Financial Statements.
37

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
6,216	Fastenal Co.	$276,488
11,646	Federal Signal Corp.	155,940
1,382	Forward Air Corp.	45,095
2,791	Foster Wheeler Ltd. (Bermuda)*	413,766
1,560	Franklin Electric Co., Inc.	67,969
686	FreightCar America, Inc.	29,635
3,327	FTI Consulting, Inc.*	180,656
2,919	G&K Services, Inc., Class A	118,336
3,862	Gardner Denver, Inc.*	139,534
1,879	Genco Shipping & Trading Ltd. (Marshall Islands)	135,081
4,978	GenCorp, Inc.*	58,641
3,028	General Cable Corp.*	217,986
3,235	Genesee & Wyoming, Inc., Class A*	94,850
2,698	Genlyte Group, Inc.*	175,640
3,819	Geo Group (The), Inc.*	120,795
4,925	Gibraltar Industries, Inc.	88,749
10,115	Goodman Global, Inc.*	249,335
1,387	Gorman-Rupp (The) Co.	53,705
4,615	Graco, Inc.	181,646
10,183	GrafTech International Ltd.*	192,459
3,798	Granite Construction, Inc.	162,630
2,348	Greenbrier Cos., Inc.	62,715
7,052	Griffon Corp.*	108,812
2,352	H&E Equipment Services, Inc.*	41,466
2,284	Healthcare Services Group, Inc.	50,157
5,521	Heartland Express, Inc.	76,963
469	Heico Corp.	25,532
898	Heico Corp., Class A	38,910
1,413	Heidrick & Struggles International, Inc.	61,070
4,243	Herman Miller, Inc.	115,494
7,894	Hexcel Corp.*	197,587
2,923	Horizon Lines, Inc., Class A	91,958
4,110	Hub Group, Inc., Class A*	104,271
5,740	Hudson Highland Group, Inc.*	65,895
300	Huron Consulting Group, Inc.*	20,964
5,820	IDEX Corp.	206,144
2,098	IHS, Inc., Class A*	132,279
1,266	II-VI, Inc.*	43,981
404	Innerworkings, Inc.*	6,500
3,356	Insituform Technologies, Inc., Class A*	47,185
6,533	Interface, Inc., Class A	124,976
5,030	Interline Brands, Inc.*	120,167
1,432	Ionatron, Inc.*	5,270
18,259	JetBlue Airways Corp.*	166,705
3,806	Joy Global, Inc.	220,976
4,382	Kaman Corp.	165,245
2,247	Kaydon Corp.	120,866
269	Kenexa Corp.*	7,887
4,291	Kirby Corp.*	196,013
4,195	Knight Transportation, Inc.	66,994
9,875	Knoll, Inc.	187,526

Number of Shares		Value
	Common Stocks (Continued)
3,827	Korn/Ferry International*	$73,325
5,880	Labor Ready, Inc.*	103,370
3,164	Landstar System, Inc.	133,173
1,517	Lawson Products, Inc.	53,687
3,137	LECG Corp.*	54,929
3,480	Lincoln Electric Holdings, Inc.	251,430
747	Lindsay Corp.	36,752
6,586	Manitowoc (The) Co., Inc.	324,426
5,879	McDermott International, Inc. (Panama)*	358,972
2,483	McGrath Rentcorp	85,117
109	Medis Technologies Ltd.*	1,524
579	Middleby (The) Corp.*	37,733
3,576	Mine Safety Appliances Co.	163,745
2,448	Mobile Mini, Inc.*	43,893
4,172	Moog, Inc., Class A*	192,538
4,375	MSC Industrial Direct Co., Class A	213,106
1,650	MTC Technologies, Inc.*	30,179
3,842	Navigant Consulting, Inc.*	50,638
2,798	NCI Building Systems, Inc.*	109,626
2,983	Nordson Corp.	159,591
3,920	Old Dominion Freight Line, Inc.*	88,553
4,747	Orbital Sciences Corp.*	121,191
4,726	Pacer International, Inc.	69,661
3,582	Perini Corp.*	205,428
2,341	Pike Electric Corp.*	46,118
1,312	Powell Industries, Inc.*	55,222
6,779	Power-One, Inc.*	38,437
4,311	Quanta Services, Inc.*	142,263
2,736	Quintana Maritime Ltd. (Marshall Islands)	76,471
1,226	Raven Industries, Inc.	52,975
3,356	Regal-Beloit Corp.	164,578
5,902	Republic Airways Holdings, Inc.*	125,654
1,918	Resources Connection, Inc.	43,673
1,927	Robbins & Myers, Inc.	139,322
3,986	Rollins, Inc.	121,055
6,826	Roper Industries, Inc.	483,348
3,108	Schawk, Inc.	70,614
3,871	School Specialty, Inc.*	130,646
2,708	Seaspan Corp. (Marshall Islands)	86,439
3,565	Simpson Manufacturing Co., Inc.	106,914
7,637	Skywest, Inc.	208,414
23,137	Spherion Corp.*	201,755
10,669	Standard Register (The) Co.	136,883
2,912	Standex International Corp.	62,433
3,735	Stericycle, Inc.*	217,863
4,788	Superior Essex, Inc.*	159,201
5,590	TAL International Group, Inc.	131,980
2,097	Taser International, Inc.*	34,915
3,349	Teledyne Technologies, Inc.*	175,186
4,436	TeleTech Holdings, Inc.*	110,589
2,211	Tennant Co.	104,271
6,952	Tetra Tech, Inc.*	162,329

See Notes to Financial Statements.
38

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
4,276	Thomas & Betts Corp.*	$239,499
3,200	Toro (The) Co.	178,112
9,282	TransDigm Group, Inc.*	422,516
5,491	Tredegar Corp.	95,653
1,943	Trex Co., Inc.*	21,062
2,520	Triumph Group, Inc.	200,642
7,251	UAP Holding Corp.	230,799
687	United Industrial Corp.	55,523
3,326	Universal Forest Products, Inc.	119,104
3,521	US Airways Group, Inc.*	97,391
4,302	UTi Worldwide, Inc. (British Virgin Islands)	109,744
2,115	Valmont Industries, Inc.	202,448
4,995	Viad Corp.	177,023
3,356	Vicor Corp.	47,118
4,825	Volt Information Sciences, Inc.*	75,029
4,613	Wabash National Corp.	46,822
3,138	Wabtec Corp.	117,769
7,874	Walter Industries, Inc.	241,259
6,434	Waste Connections, Inc.*	217,534
2,820	Watsco, Inc.	117,425
1,825	Watson Wyatt Worldwide, Inc., Class A	86,998
4,496	Watts Water Technologies, Inc., Class A	127,821
4,656	Williams Scotsman International, Inc.*	131,532
2,916	Woodward Governor Co.	195,372
8,818	Xerium Technologies, Inc.	36,242
		24,804,954
	Information Technology—15.5%
35,352	3Com Corp.*	172,518
1,817	ACI Worldwide, Inc*	41,555
2,559	Actel Corp.*	29,147
27,396	Adaptec, Inc.*	96,708
9,700	ADC Telecommunications, Inc.*	181,390
6,523	ADTRAN, Inc.	157,009
2,524	Advanced Analogic Technologies, Inc.*	30,490
2,376	Advanced Energy Industries, Inc.*	38,016
1,082	Advent Software, Inc.*	59,867
7,048	Agilysys, Inc.	121,930
1,457	Akamai Technologies, Inc.*	57,100
17,071	AMIS Holdings, Inc.*	130,935
6,679	Amphenol Corp., Class A	295,678
370	Ansoft Corp.*	11,130
1,944	Ansys, Inc.*	75,447
18,652	Applied Micro Circuits Corp.*	60,059
4,834	Ariba, Inc.*	62,552
7,172	Arris Group, Inc.*	82,478
13,257	ASE Test Ltd. (Singapore)*	192,227
2,537	Aspen Technology, Inc.*	44,245
3,873	Asyst Technologies, Inc.*	18,590
937	Atheros Communications, Inc.*	32,889
2,197	ATMI, Inc.*	70,612
1,672	AudioCodes Ltd. (Israel)*	10,885

Number of Shares		Value
	Common Stocks (Continued)
5,259	Autodesk, Inc.*	$257,164
4,326	Avid Technology, Inc.*	127,141
3,675	Avocent Corp.*	99,335
8,995	Axcelis Technologies, Inc.*	42,187
25,617	BearingPoint, Inc.*	122,705
2,753	Black Box Corp.	110,065
1,045	Blackbaud, Inc.	28,163
675	Blackboard, Inc.*	33,683
10,734	Borland Software Corp.*	47,015
14,095	Brightpoint, Inc.*	228,339
14,391	Brocade Communications Systems, Inc.*	136,858
3,432	Brooks Automation, Inc.*	44,547
2,480	Cabot Microelectronics Corp.*	98,406
3,594	CACI International, Inc., Class A*	193,537
5,685	CDC Corp., Class A (Cayman Islands)*	41,955
6,337	Checkpoint Systems, Inc.*	191,694
17,423	ChipMOS TECHNOLOGIES Ltd. (Bermuda)*	97,917
14,666	Ciber, Inc.*	114,248
1,531	Ciena Corp.*	73,274
4,664	Cirrus Logic, Inc.*	28,684
24,401	CMGI, Inc.*	34,405
5,507	CNET Networks, Inc.*	44,497
5,465	Cogent, Inc.*	80,718
3,128	Cognex Corp.	56,241
3,324	Cognizant Technology Solutions Corp., Class A*	137,813
3,840	Coherent, Inc.*	125,952
2,138	Cohu, Inc.	35,063
4,086	CommScope, Inc.*	192,737
154	Commvault Systems, Inc.*	3,132
1,336	Comtech Telecommunications Corp.*	72,478
370	Concur Technologies, Inc.*	13,335
18,196	Conexant Systems, Inc.*	23,291
17,981	Credence Systems Corp.*	54,842
8,441	Cree, Inc.*	236,348
4,194	CSG Systems International, Inc.*	86,103
5,612	CTS Corp.	69,308
2,009	Cymer, Inc.*	85,383
10,611	Cypress Semiconductor Corp.*	387,831
1,236	Daktronics, Inc.	36,858
888	DealerTrack Holdings, Inc.*	43,592
980	Digital River, Inc.*	51,999
1,875	Diodes, Inc.*	61,988
3,401	Ditech Networks, Inc.*	16,903
74	DivX, Inc.*	927
3,444	Dolby Laboratories, Inc., Class A*	142,788
3,055	DSP Group, Inc.*	48,238
5,971	Dycom Industries, Inc.*	168,681
26,739	EarthLink, Inc.*	211,505
2,896	Echelon Corp.*	63,857
2,980	Electro Scientific Industries, Inc.*	65,024

See Notes to Financial Statements.
39

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
5,418	Electronics for Imaging, Inc.*	$123,530
6,191	Emulex Corp.*	134,097
11,359	Entegris, Inc.*	103,708
2,854	Epicor Software Corp.*	33,335
2,362	EPIQ Systems, Inc.*	45,799
723	Equinix, Inc.*	84,345
6,213	eSpeed, Inc., Class A*	63,124
2,428	Euronet Worldwide, Inc.*	77,769
5,632	Exar Corp.*	68,485
1,133	Excel Technology, Inc.*	31,883
12,379	Extreme Networks, Inc.*	54,220
1,864	F5 Networks, Inc.*	67,160
1,264	Factset Research Systems, Inc.	89,137
3,526	Fair Isaac Corp.	133,706
438	FalconStor Software, Inc.*	6,145
2,748	FEI Co.*	79,719
3,951	Finisar Corp.*	9,166
2,908	FLIR Systems, Inc.*	201,786
1,253	FormFactor, Inc.*	49,005
1,449	Forrester Research, Inc.*	34,370
9,423	Foundry Networks, Inc.*	199,202
5,448	Gartner, Inc.*	119,311
7,333	Genesis Microchip, Inc.*	54,118
3,830	Gevity HR, Inc.	38,223
1,105	GigaMedia Ltd. (Singapore)*	27,050
4,544	Global Cash Access Holdings, Inc.*	45,395
3,332	Global Payments, Inc.	158,470
2,516	Harmonic, Inc.*	30,997
2,086	Heartland Payment Systems, Inc.	62,580
730	Hittite Microwave Corp.*	36,683
595	Hughes Communications, Inc.*	35,456
5,804	Hutchinson Technology, Inc.*	137,729
5,249	Imation Corp.	116,948
3,423	Informatica Corp.*	58,465
4,296	InfoSpace, Inc.	83,042
6,145	infoUSA, Inc.	64,645
9,409	Integrated Device Technology, Inc.*	126,363
764	InterDigital, Inc.*	16,418
6,346	Intermec, Inc.*	161,315
649	Internap Network Services Corp.*	10,812
2,433	Interwoven, Inc.*	34,524
1,463	Itron, Inc.*	157,258
4,205	Ixia*	43,984
1,681	j2 Global Communications, Inc.*	56,633
5,389	Jack Henry & Associates, Inc.	157,467
3,740	JDA Software Group, Inc.*	93,350
21,634	KEMET Corp.*	152,952
224	Knot (The), Inc.*	4,343
5,256	Kopin Corp.*	20,919
12,109	Lattice Semiconductor Corp.*	50,616
8,029	Lawson Software, Inc.*	90,647
2,047	Littelfuse, Inc.*	65,156

Number of Shares		Value
	Common Stocks (Continued)
2,907	Loral Space & Communications, Inc.*	$117,385
1,937	LTX Corp.*	6,411
3,322	Macrovision Corp.*	79,728
1,945	Magma Design Automation, Inc.*	28,961
1,799	Manhattan Associates, Inc.*	54,258
3,279	ManTech International Corp., Class A*	130,373
8,194	MasTec, Inc.*	129,383
2,890	MAXIMUS, Inc.	138,489
3,998	MEMC Electronic Materials, Inc.*	292,733
7,564	Mentor Graphics Corp.*	121,175
3,850	Mercury Computer Systems, Inc.*	60,214
6,554	Methode Electronics, Inc.	82,187
4,818	Micrel, Inc.	43,603
1,582	MICROS Systems, Inc.*	113,619
2,917	Microsemi Corp.*	77,621
416	MicroStrategy, Inc., Class A*	40,905
593	Midway Games, Inc.*	1,844
4,975	MKS Instruments, Inc.*	99,898
14,480	MPS Group, Inc.*	176,801
4,132	MSC.Software Corp.*	57,022
1,529	MTS Systems Corp.	68,025
2,342	Multi-Fineline Electronix, Inc.*	33,280
9,155	Nam Tai Electronics, Inc. (British Virgin Islands)	110,318
3,791	National Instruments, Corp.	122,980
3,137	NAVTEQ*	242,176
1,544	Net 1 UEPS Technologies, Inc.*	49,439
2,064	NETGEAR, Inc.*	72,942
181	Netlogic Microsystems, Inc.*	6,009
2,327	Newport Corp.*	31,810
1,118	Novatel Wireless, Inc.*	29,068
5,485	Nuance Communications, Inc.*	121,273
5,422	Omnivision Technologies, Inc.*	120,097
13,253	ON Semiconductor Corp.*	135,181
4,033	Openwave Systems, Inc.	15,971
3,199	Orbotech Ltd. (Israel)*	66,219
1,718	OSI Systems, Inc.*	43,002
8,132	Palm, Inc.*	73,351
6,001	Parametric Technology Corp.*	114,619
2,158	Park Electrochemical Corp.	67,589
2,344	Pericom Semiconductor Corp.*	35,019
8,679	Photronics, Inc.*	94,948
4,108	Plantronics, Inc.	112,354
7,330	Plexus Corp.*	189,114
8,459	PMC - Sierra, Inc.*	76,216
5,066	Polycom, Inc.*	141,747
18,645	Powerwave Technologies, Inc.*	103,666
2,982	Progress Software Corp.*	97,541
10,725	QLogic Corp.*	166,559
533	Quality Systems, Inc.	19,311
61,611	Quantum Corp.*	246,444
7,392	Quest Software, Inc.*	128,621

See Notes to Financial Statements.
40

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
1,240	Rackable Systems, Inc.*	$16,938
3,173	Rambus, Inc.*	62,794
11,737	RealNetworks, Inc.*	85,211
1,897	Red Hat, Inc.*	40,956
4,705	Renaissance Learning, Inc.	65,964
15,058	RF Micro Devices, Inc.*	93,661
233	Riverbed Technology, Inc.*	7,873
1,120	Rofin-Sinar Technologies, Inc.*	88,054
1,316	Rogers Corp.*	64,523
1,542	Rudolph Technologies, Inc.*	20,092
8,980	S1 Corp.*	75,612
2,375	Saifun Semiconductors Ltd. (Israel)*	24,059
709	Salesforce.com, Inc.*	39,966
5,395	Sapient Corp.*	37,765
3,902	ScanSource, Inc.*	144,140
2,762	SeaChange International, Inc.*	17,152
5,087	Semtech Corp.*	87,039
3,108	Silicon Image, Inc.*	19,798
3,320	Silicon Laboratories, Inc.*	145,084
10,775	Silicon Storage Technology, Inc.*	35,773
1,539	SINA Corp. (Cayman Islands)*	88,231
1,879	Sirf Technology Holdings, Inc.*	56,013
21,519	Skyworks Solutions, Inc.*	198,405
1,145	Sohu.com, Inc.*	68,597
1,102	Sonic Solutions, Inc.*	13,224
4,781	SonicWALL, Inc.*	49,436
3,798	Sonus Networks, Inc.*	26,206
1,154	SPSS, Inc.*	43,852
4,273	SRA International, Inc., Class A*	117,337
1,675	Standard Microsystems Corp.*	65,325
472	Supertex, Inc.*	17,247
8,170	Sybase, Inc.*	233,662
17,570	Sycamore Networks, Inc.*	75,024
4,545	Sykes Enterprises, Inc.*	80,219
4,513	Symmetricom, Inc.*	21,392
1,306	Synaptics, Inc.*	70,981
2,649	Syntel, Inc.	112,794
10,505	Take-Two Interactive Software, Inc.*	197,284
3,695	Technitrol, Inc.	108,670
6,788	Tekelec*	89,602
5,921	Tektronix, Inc.	224,110
795	Tessera Technologies, Inc.*	30,361
4,525	THQ, Inc.*	122,582
13,561	TIBCO Software, Inc.*	124,490
3,425	TNS, Inc.	55,314
670	Trident Microsystems, Inc.*	5,045
5,361	Trimble Navigation Ltd.*	223,554
16,332	Triquint Semiconductor, Inc.*	102,402
2,214	Tyler Technologies, Inc.*	35,690
220	Ultimate Software Group, Inc.*	7,592
5,358	United Online, Inc.	94,301
3,205	ValueClick, Inc.*	87,144

Number of Shares		Value
	Common Stocks (Continued)
3,803	Varian Semiconductor Equipment Associates, Inc.*	$175,014
2,827	Veeco Instruments, Inc.*	51,084
1,825	VeriFone Holdings, Inc.*	90,210
2,314	Verigy Ltd. (Singapore)*	53,199
1,484	Viasat, Inc.*	45,262
2,108	Vignette Corp.*	36,342
461	VistaPrint Ltd. (Bermuda)*	21,930
1,702	Websense, Inc.*	31,317
4,865	Wind River Systems, Inc.*	60,861
1,945	Wright Express Corp.*	75,272
1,469	Xyratex Ltd. (Bermuda)*	25,091
4,591	Zebra Technologies Corp., Class A*	179,462
4,639	Zoran Corp.*	118,295
		20,613,149
	Materials—5.9%
7,282	A. Schulman, Inc.	171,928
2,373	AMCOL International Corp.	95,727
1,886	Apex Silver Mines Ltd. (Cayman Islands)*	38,663
6,533	AptarGroup, Inc.	292,025
4,952	Arch Chemicals, Inc.	225,910
9,283	Buckeye Technologies, Inc.*	166,351
1,708	Carpenter Technology Corp.	247,506
2,771	Century Aluminum Co.*	161,244
4,398	CF Industries Holdings, Inc.	386,583
8,671	Chesapeake Corp.	64,252
2,332	Cleveland-Cliffs, Inc.	223,056
9,579	Coeur d'Alene Mines Corp.*	37,837
4,479	Compass Minerals International, Inc.	165,320
766	Deltic Timber Corp.	42,835
3,698	Eagle Materials, Inc.	146,108
10,448	Ferro Corp.	216,483
3,432	Florida Rock Industries, Inc.	215,976
9,911	Georgia Gulf Corp.	119,923
8,605	Glatfelter	138,282
7,401	H.B. Fuller Co.	217,811
6,178	Headwaters, Inc.*	88,654
3,243	Hecla Mining Co.*	31,198
3,510	Innospec, Inc.	74,728
2,332	Metal Management, Inc.	122,593
2,499	Minerals Technologies, Inc.	175,480
5,961	Myers Industries, Inc.	126,314
2,306	Neenah Paper, Inc.	78,404
2,652	NewMarket Corp.	142,572
18,716	NL Industries, Inc.	206,999
4,341	OM Group, Inc.*	229,986
29,233	PolyOne Corp.*	233,572
4,863	Quanex Corp.	200,307
6,254	Rock-Tenn Co., Class A	182,367
592	Royal Gold, Inc.	20,921
782	RTI International Metals, Inc.*	61,137

See Notes to Financial Statements.
41

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
2,625	Schnitzer Steel Industries, Inc.	$173,434
4,127	Schweitzer-Mauduit International, Inc.	115,639
8,716	Sensient Technologies Corp.	260,521
5,518	Spartech Corp.	84,812
3,296	Stepan Co.	114,173
8,612	Stillwater Mining Co.*	95,852
2,195	Symyx Technologies, Inc.*	20,216
11,333	Terra Industries, Inc.*	418,073
3,173	Texas Industries, Inc.	231,819
7,610	Titanium Metals Corp.*	267,872
4,001	Tronox, Inc., Class A	34,049
4,937	Tronox, Inc., Class B	40,632
7,387	W.R. Grace & Co.*	218,655
9,902	Wausau Paper Corp.	99,119
7,451	Westlake Chemical Corp.	182,848
4,216	Wheeling-Pittsburgh Corp.*	82,929
384	Zoltek Cos., Inc.*	16,992
		7,806,687
	Telecommunication Services—2.2%
4,411	Alaska Communications Systems Group, Inc.	71,767
330	Cbeyond, Inc.*	12,910
16,474	Centennial Communications Corp.*	168,694
646	Cogent Communications Group, Inc.*	17,881
23,436	Dobson Communications Corp., Class A*	303,262
4,490	FairPoint Communications, Inc.	83,020
6,948	General Communication, Inc., Class A*	81,500
1,715	Global Crossing Ltd. (Bermuda)*	36,169
3,672	Golden Telecom, Inc.	379,868
3,392	IDT Corp.	27,475
12,760	IDT Corp., Class B	102,463
1,003	InPhonic, Inc.*	381
4,504	Iowa Telecommunications Services, Inc.	88,819
788	iPCS, Inc.	28,171
3,170	Leap Wireless International, Inc.*	226,053
3,007	Millicom International Cellular S.A. (Luxembourg)*	353,262
1,500	NeuStar, Inc., Class A*	51,300
2,321	North Pittsburgh Systems, Inc.	56,354
4,667	NTELOS Holdings Corp.	140,897
7,843	Premiere Global Services, Inc.*	129,253
2,013	SBA Communications Corp., Class A*	71,663
3,332	SureWest Communications	88,231
9,038	Syniverse Holdings, Inc.*	150,844
7,408	Time Warner Telecom, Inc., Class A*	172,162
8,225	USA Mobility, Inc.	128,639
2,487	Vonage Holdings Corp.*	5,074
		2,976,112
	Utilities—1.5%
2,223	American States Water Co.	101,035
2,707	California Water Service Group	120,164

Number of Shares		Value
	Common Stocks (Continued)
2,829	Central Vermont Public Service Corp.	$89,906
4,004	CH Energy Group, Inc.	187,147
8,456	El Paso Electric Co.*	205,903
6,090	Empire District Electric (The) Co.	146,465
1,377	ITC Holdings Corp.	78,819
5,660	Laclede Group (The), Inc.	196,911
4,069	MGE Energy, Inc.	136,312
4,545	Northwest Natural Gas Co.	218,932
1,159	Ormat Technologies, Inc.	62,505
5,544	Otter Tail Corp.	192,044
1,705	SJW Corp.	59,556
4,239	South Jersey Industries, Inc.	159,217
		1,954,916
	Total Common Stocks (Cost $129,260,071)	131,643,106
	Money Market Fund—0.3%
458,878	Liquid Assets Portfolio Private Class** (Cost $458,878)	458,878
	Total Investments (Cost $129,718,949)—99.1%	132,101,984
	Other assets less liabilities—0.9%	1,220,232
	Net Assets—100.0%	$133,322,216

REIT Real Estate Investment Trust.

*  Non-income producing security.

**  Affiliated investment.

COUNTRY BREAKDOWN

October 31, 2007 (Unaudited)

	Value	Net Assets
United States	$125,532,032	94.1%
Bermuda	2,841,235	2.1
Marshall Islands	1,283,184	1.0
Cayman Islands	659,459	0.5
Panama	358,972	0.3
Luxembourg	353,262	0.3
Singapore	272,476	0.2
British Virgin Islands	220,062	0.2
Netherlands	217,167	0.2
Canada	189,480	0.1
Israel	122,928	0.1
Bahamas	51,727	0.0
Total investments	132,101,984	99.1
Other assets less liabilities	1,220,232	0.9
Net Assets	$133,322,216	100.0%

See Notes to Financial Statements.
42

Schedule of Investments

PowerShares FTSE RAFI Basic Materials Sector Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks—104.2%
	Chemicals—60.4%
4,577	Air Products & Chemicals, Inc.	$447,859
2,017	Airgas, Inc.	101,798
1,398	Albemarle Corp.	66,768
3,083	Ashland, Inc.	181,034
1,841	Cabot Corp.	64,453
5,689	Celanese Corp., Series A	238,710
7,809	Chemtura Corp.	72,780
1,037	Cytec Industries, Inc.	69,178
34,858	Dow Chemical (The) Co.	1,570,005
27,004	E.I. du Pont de Nemours & Co.	1,336,969
5,521	Eastman Chemical Co.	367,643
5,259	Ecolab, Inc.	248,067
2,217	FMC Corp.	127,477
3,222	Hercules, Inc.	60,606
14,982	Huntsman Corp.	394,776
2,017	International Flavors & Fragrances, Inc.	105,308
2,135	Lubrizol (The) Corp.	144,924
7,895	Lyondell Chemical Co.	374,618
5,815	Monsanto Co.	567,719
3,717	Mosaic (The) Co.*	259,447
3,455	Olin Corp.	78,705
5,951	PPG Industries, Inc.	444,778
5,113	Praxair, Inc.	437,059
2,483	Rockwood Holdings, Inc.*	97,060
5,963	Rohm & Haas Co.	309,360
3,920	RPM International, Inc.	84,006
2,836	Sigma-Aldrich Corp.	146,536
2,357	Valhi, Inc.	62,908
2,880	Valspar (The) Corp.	72,086
		8,532,637
	Coal—4.0%
2,802	Arch Coal, Inc.	114,882
2,197	CONSOL Energy, Inc.	124,131
2,240	Foundation Coal Holdings, Inc.	95,693
2,288	Massey Energy Co.	72,484
2,844	Peabody Energy Corp.	158,552
		565,742
	Forest Products & Paper—10.8%
2,088	AbitibiBowater, Inc.	71,528
22,817	International Paper Co.	843,316
7,979	Weyerhaeuser Co.	605,686
		1,520,530
	Household Products/Wares—1.2%
2,846	Avery Dennison Corp.	164,783
	Iron/Steel—7.1%
2,891	AK Steel Holding Corp.*	144,926
1,001	Allegheny Technologies, Inc.	102,272
4,727	Nucor Corp.	293,168
1,353	Reliance Steel & Aluminum Co.	78,948

Number of Shares		Value
	Common Stocks (Continued)
1,897	Steel Dynamics, Inc.	$100,958
2,655	United States Steel Corp.	286,475
		1,006,747
	Metal Fabricate/Hardware—1.6%
2,806	Commercial Metals Co.	88,052
5,788	Worthington Industries, Inc.	144,700
		232,752
	Mining—19.1%
28,848	Alcoa, Inc.	1,142,092
5,785	Freeport-McMoRan Copper & Gold, Inc., Class B	680,779
6,879	Newmont Mining Corp.	349,866
3,458	Southern Copper Corp.	483,083
3,966	USEC, Inc.*	34,901
		2,690,721
	Total Common Stocks (Cost $12,680,902)	14,713,912
	Money Market Fund—0.2%
34,763	Liquid Assets Portfolio Private Class** (Cost $34,763)	34,763
	Total Investments (Cost $12,715,665)—104.4%	14,748,675
	Liabilities in excess of other assets—(4.4%)	(626,082)
	Net Assets—100.0%	$14,122,593

*  Non-income producing security.

**  Affiliated investment.

See Notes to Financial Statements.
43

Schedule of Investments

PowerShares FTSE RAFI Consumer Goods Sector Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks—101.1%
	Agriculture—10.5%
3,941	Altria Group, Inc.	$287,417
2,078	Archer-Daniels-Midland Co.	74,351
510	Bunge Ltd. (Bermuda)	58,747
520	Carolina Group	44,606
1,175	Reynolds American, Inc.	75,705
186	Universal Corp.	9,066
476	UST, Inc.	25,380
		575,272
	Apparel—2.6%
169	Coach, Inc.*	6,179
685	Hanesbrands, Inc.*	21,262
505	Jones Apparel Group, Inc.	10,575
188	Kellwood Co.	3,115
316	Liz Claiborne, Inc.	8,997
902	NIKE, Inc., Class B	59,766
210	Timberland (The) Co., Class A*	4,097
307	VF Corp.	26,749
		140,740
	Auto Manufacturers—21.6%
63,710	Ford Motor Co.*	565,108
15,696	General Motors Corp.	615,126
		1,180,234
	Auto Parts & Equipment—6.3%
408	American Axle & Manufacturing Holdings, Inc.	11,204
917	ArvinMeritor, Inc.	13,599
328	Autoliv, Inc.	20,723
161	BorgWarner, Inc.	17,019
629	Cooper Tire & Rubber Co.	14,014
1,491	Goodyear Tire & Rubber (The) Co.*	44,954
1,851	Johnson Controls, Inc.	80,926
899	Lear Corp.*	31,941
415	Tenneco, Inc.*	12,703
2,423	TRW Automotive Holdings Corp.*	71,939
3,078	Visteon Corp.*	19,545
136	WABCO Holdings, Inc.	6,912
		345,479
	Beverages—13.2%
1,816	Anheuser-Busch Cos., Inc.	93,124
66	Brown-Forman Corp., Class A	5,069
144	Brown-Forman Corp., Class B	10,653
3,803	Coca-Cola (The) Co.	234,874
2,731	Coca-Cola Enterprises, Inc.	70,487
651	Constellation Brands, Inc., Class A*	16,353
562	Molson Coors Brewing Co., Class B	32,163
886	Pepsi Bottling Group (The), Inc.	38,169
557	PepsiAmericas, Inc.	19,896
2,731	PepsiCo, Inc.	201,329
		722,117

Number of Shares		Value
	Common Stocks (Continued)
	Cosmetics/Personal Care—6.4%
491	Alberto-Culver Co.	$12,761
827	Avon Products, Inc.	33,890
874	Colgate-Palmolive Co.	66,660
470	Estee Lauder (The) Cos., Inc., Class A	20,633
3,124	Procter & Gamble (The) Co.	217,181
		351,125
	Distribution/Wholesale—0.6%
668	Genuine Parts Co.	32,779
	Electrical Components & Equipment—0.2%
107	Energizer Holdings, Inc.*	11,160
	Electronics—0.2%
123	Garmin Ltd. (Cayman Islands)	13,210
	Food—28.0%
891	Campbell Soup Co.	32,949
455	Chiquita Brands International, Inc.*	8,531
2,923	ConAgra Foods, Inc.	69,363
256	Corn Products International, Inc.	10,890
596	Dean Foods Co.	16,551
883	Del Monte Foods Co.	9,130
478	Fresh Del Monte Produce, Inc. (Cayman Islands)	17,342
1,020	General Mills, Inc.	58,885
1,175	H.J. Heinz Co.	54,966
466	Hershey (The) Co.	20,089
406	Hormel Foods Corp.	14,811
160	J.M. Smucker (The) Co.	8,549
1,089	Kellogg Co.	57,488
28,415	Kraft Foods, Inc., Class A	949,346
284	McCormick & Co., Inc.	9,949
289	Pilgrim's Pride Corp.	8,583
4,418	Sara Lee Corp.	73,075
3	Seaboard Corp.	4,896
914	Smithfield Foods, Inc.*	26,204
2,763	Tyson Foods, Inc., Class A	43,655
502	Wm. Wrigley Jr. Co.	30,958
		1,526,210
	Hand/Machine Tools—0.8%
200	Black & Decker (The) Corp.	17,982
188	Snap-On, Inc.	9,383
263	Stanley Works (The)	15,136
		42,501
	Home Builders—2.4%
248	Beazer Homes USA, Inc.	2,785
617	Centex Corp.	15,462
1,316	D.R. Horton, Inc.	16,700
477	Hovnanian Enterprises, Inc., Class A*	5,423
401	KB Home	11,084

See Notes to Financial Statements.
44

Schedule of Investments (Continued)

PowerShares FTSE RAFI Consumer Goods Sector Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
697	Lennar Corp., Class A	$15,926
249	M.D.C. Holdings, Inc.	10,087
177	Meritage Homes Corp.*	2,848
22	NVR, Inc.*	10,467
1,149	Pulte Homes, Inc.	17,051
231	Ryland Group, Inc.	6,567
380	Standard-Pacific Corp.	1,824
649	Toll Brothers, Inc.*	14,869
384	WCI Communities, Inc.*	2,097
		133,190
	Home Furnishings—0.8%
421	Furniture Brands International, Inc.	5,073
72	Harman International Industries, Inc.	6,062
425	La-Z-Boy, Inc.	3,353
376	Whirlpool Corp.	29,772
		44,260
	Household Products/Wares—2.6%
478	ACCO Brands Corp.*	10,248
361	Clorox (The) Co.	22,588
1,255	Kimberly-Clark Corp.	88,967
135	Scotts Miracle-Gro (The) Co., Class A	6,195
659	Spectrum Brands, Inc.*	2,840
269	Tupperware Brands Corp.	9,711
		140,549
	Housewares—0.6%
1,028	Newell Rubbermaid, Inc.	29,976
	Leisure Time—0.7%
447	Brunswick Corp.	9,973
386	Harley-Davidson, Inc.	19,879
118	Polaris Industries, Inc.	5,803
		35,655
	Machinery - Diversified—0.1%
246	Briggs & Stratton Corp.	5,537
	Miscellaneous Manufacturing—1.5%
2,303	Eastman Kodak Co.	66,004
810	Leggett & Platt, Inc.	15,738
		81,742
	Office Furnishings—0.3%
134	HNI Corp.	5,810
554	Steelcase, Inc., Class A	9,900
		15,710
	Pharmaceuticals—0.1%
118	NBTY, Inc.*	4,201
	Software—0.6%
341	Activision, Inc.*	8,065
357	Electronic Arts, Inc.*	21,820
		29,885

Number of Shares		Value
	Common Stocks (Continued)
	Textiles—0.4%
255	Mohawk Industries, Inc.*	$21,762
	Toys/Games/Hobbies—0.6%
433	Hasbro, Inc.	12,925
956	Mattel, Inc.	19,971
		32,896
	Total Common Stocks (Cost $5,127,299)	5,516,190
	Money Market Fund—1.5%
81,581	Liquid Assets Portfolio Private Class** (Cost $81,581)	81,581
	Total Investments (Cost $5,208,880)—102.6%	5,597,771
	Liabilities in excess of other assets—(2.6%)	(139,784)
	Net Assets—100.0%	$5,457,987

*  Non-income producing security.

**  Affiliated investment.

COUNTRY BREAKDOWN

October 31, 2007 (Unaudited)

	Value	Net Assets
United States	$5,508,472	100.9%
Bermuda	58,747	1.1
Cayman Islands	30,552	0.6
Total investments	5,597,771	102.6
Liabilities in excess of other assets	(139,784)	(2.6)
Net Assets	$5,457,987	100.0%

See Notes to Financial Statements.
45

Schedule of Investments

PowerShares FTSE RAFI Consumer Services Sector Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks—99.2%
	Advertising—1.4%
977	Clear Channel Outdoor Holdings, Inc., Class A*	$24,835
231	Getty Images, Inc.*	6,526
3,100	Interpublic Group of Cos., Inc.*	32,085
299	Lamar Advertising Co., Class A	15,985
1,435	Omnicom Group, Inc.	73,156
		152,587
	Airlines—1.4%
387	Alaska Air Group, Inc.*	9,830
1,794	AMR Corp.*	43,056
1,113	Continental Airlines, Inc., Class B*	38,232
3,778	Southwest Airlines Co.	53,685
		144,803
	Apparel—0.2%
228	Polo Ralph Lauren Corp.	15,686
	Commercial Services—5.1%
374	Apollo Group, Inc., Class A*	29,643
7,306	Avis Budget Group, Inc.*	152,476
489	Career Education Corp.*	17,477
364	Dollar Thrifty Automotive Group*	12,558
2,364	H&R Block, Inc.	51,535
641	Live Nation, Inc.*	13,102
3,428	McKesson Corp.	226,591
991	Rent-A-Center, Inc.*	15,856
1,548	Service Corp. International	22,400
		541,638
	Entertainment—1.4%
739	International Game Technology	32,228
4,484	Regal Entertainment Group, Class A	101,203
2,340	Six Flags, Inc.*	7,582
825	Warner Music Group Corp.	8,399
		149,412
	Food—7.8%
1,010	Great Atlantic & Pacific Tea Co., Inc.*	32,694
10,603	Kroger (The) Co.	311,622
461	Nash Finch Co.	17,264
1,487	Pathmark Stores, Inc.*	19,480
795	Performance Food Group Co.*	21,457
507	Ruddick Corp.	17,238
4,350	Safeway, Inc.	147,900
2,354	SUPERVALU, Inc.	91,218
4,012	Sysco Corp.	137,571
311	Weis Markets, Inc.	13,650
409	Whole Foods Market, Inc.	20,262
		830,356

Number of Shares		Value
	Common Stocks (Continued)
	Household Products/Wares—0.2%
658	American Greetings Corp., Class A	$17,332
	Internet—3.4%
683	Amazon.com, Inc.*	60,889
2,493	eBay, Inc.*	89,997
1,866	Expedia, Inc.*	60,944
2,007	IAC/InterActiveCorp*	59,126
4,415	Liberty Media Corp. Interactive, Series A*	93,731
		364,687
	Leisure Time—2.2%
3,536	Carnival Corp. (Panama)	169,658
1,572	Royal Caribbean Cruises Ltd. (Liberia)	67,407
		237,065
	Lodging—2.9%
330	Boyd Gaming Corp.	13,801
760	Harrah's Entertainment, Inc.	67,070
165	Las Vegas Sands Corp.*	21,958
805	Marriott International, Inc., Class A	33,094
852	MGM MIRAGE*	78,052
984	Starwood Hotels & Resorts Worldwide, Inc.	55,950
143	Station Casinos, Inc.	12,841
815	Wyndham Worldwide Corp.	26,756
		309,522
	Media—23.2%
1,102	Belo Corp., Class A	20,387
919	Cablevision Systems Corp., Class A*	26,954
7,661	CBS Corp., Class B	219,871
8,184	Charter Communications, Inc., Class A*	16,941
2,947	Clear Channel Communications, Inc.	111,308
10,274	Comcast Corp., Class A*	216,268
3,365	DIRECTV Group (The), Inc.*	89,105
1,622	Discovery Holding Co., Class A*	46,243
531	Dow Jones & Co., Inc.	31,759
606	E.W. Scripps Co., Class A	27,276
1,009	EchoStar Communications Corp., Class A*	49,401
1,835	Gannett Co., Inc.	77,822
605	Hearst-Argyle Television, Inc.	13,492
3,223	Idearc, Inc.	86,957
970	Liberty Global, Inc., Series A*	38,073
1,008	Liberty Global, Inc., Series C*	36,973
218	Liberty Media Corp. - Capital, Series A*	27,246
451	McClatchy Co., Class A	7,482
1,103	McGraw-Hill (The) Cos., Inc.	55,194
199	Meredith Corp.	12,388
1,381	New York Times (The) Co., Class A	27,012
6,908	News Corp., Class A	149,696
3,143	News Corp., Class B	72,069
673	Scholastic Corp.*	26,637
4,293	Sun-Times Media Group, Inc., Class A*	9,488
26,496	Time Warner, Inc.	483,816

See Notes to Financial Statements.
46

Schedule of Investments (Continued)

PowerShares FTSE RAFI Consumer Services Sector Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
1,811	Tribune Co.	$54,801
2,835	Viacom, Inc., Class B*	117,057
8,109	Walt Disney (The) Co.	280,815
44	Washington Post (The) Co., Class B	37,356
		2,469,887
	Pharmaceuticals—3.1%
2,323	AmerisourceBergen Corp.	109,437
3,016	Cardinal Health, Inc.	205,178
674	Omnicare, Inc.	19,883
		334,498
	Retail—46.7%
231	Abercrombie & Fitch Co., Class A	18,295
647	Advance Auto Parts, Inc.	22,076
469	American Eagle Outfitters, Inc.	11,153
370	AnnTaylor Stores Corp.*	11,466
910	Asbury Automotive Group, Inc.	16,680
4,678	AutoNation, Inc.*	82,754
309	AutoZone, Inc.*	38,443
597	Barnes & Noble, Inc.	23,068
866	Bed Bath & Beyond, Inc.*	29,392
2,113	Best Buy Co., Inc.	102,523
885	Big Lots, Inc.*	21,222
1,048	BJ's Wholesale Club, Inc.*	37,602
5,406	Blockbuster, Inc., Class A*	28,436
3,190	Blockbuster, Inc., Class B*	14,834
820	Borders Group, Inc.	12,644
686	Brinker International, Inc.	17,418
572	Burger King Holdings, Inc.	15,124
583	CarMax, Inc.*	12,167
278	CBRL Group, Inc.	11,092
1,314	Charming Shoppes, Inc.*	9,750
1,954	Circuit City Stores, Inc.	15,495
600	Collective Brands, Inc.*	11,094
2,987	Costco Wholesale Corp.	200,906
7,393	CVS Caremark Corp.	308,805
639	Darden Restaurants, Inc.	27,477
1,072	Dillard's, Inc., Class A	24,688
593	Dollar Tree Stores, Inc.*	22,712
989	Family Dollar Stores, Inc.	25,071
1,333	Foot Locker, Inc.	19,848
592	GameStop Corp., Class A*	35,058
5,368	Gap (The), Inc.	101,455
479	Group 1 Automotive, Inc.	14,873
9,794	Home Depot (The), Inc.	308,609
1,412	J. C. Penney Co., Inc.	79,411
378	Jack in the Box, Inc.*	11,858
1,359	Kohl's Corp.*	74,704
3,167	Limited Brands, Inc.	69,706
415	Longs Drug Stores Corp.	21,792
6,440	Lowe's Cos., Inc.	173,172
2,654	Macy's, Inc.	85,008

Number of Shares		Value
	Common Stocks (Continued)
5,319	McDonald's Corp.	$317,543
769	Nordstrom, Inc.	30,329
2,133	Office Depot, Inc.*	40,015
791	OfficeMax, Inc.	25,035
459	O'Reilly Automotive, Inc.*	15,156
313	Pantry (The), Inc.*	8,770
1,381	Penske Automotive Group, Inc.	30,769
738	PEP Boys-Manny, Moe & Jack	10,856
540	PetSmart, Inc.	16,173
1,906	Pier 1 Imports, Inc.*	9,702
1,116	RadioShack Corp.	23,012
11,338	Rite Aid Corp.*	44,332
646	Ross Stores, Inc.	17,455
1,950	Saks, Inc.	41,262
1,779	Sally Beauty Holdings, Inc.*	16,456
937	Sears Holdings Corp.*	126,298
870	Sonic Automotive, Inc., Class A	21,976
2,812	Staples, Inc.	65,632
1,284	Starbucks Corp.*	34,257
511	Talbots (The), Inc.	7,517
4,499	Target Corp.	276,059
503	Tiffany & Co.	27,253
393	Tim Hortons, Inc.	14,895
2,577	TJX (The) Cos., Inc.	74,553
3,826	Walgreen Co.	151,701
27,202	Wal-Mart Stores, Inc.	1,229,801
833	Wendy's International, Inc.	28,955
643	Williams-Sonoma, Inc.	20,216
1,838	Yum! Brands, Inc.	74,016
646	Zale Corp.*	13,618
		4,981,493
	Software—0.1%
144	Dun & Bradstreet (The) Corp.	13,946
	Trucking & Leasing—0.1%
212	AMERCO, Inc.*	13,680
	Total Common Stocks (Cost $10,488,936)	10,576,592
	Money Market Fund—0.3%
32,424	Liquid Assets Portfolio Private Class** (Cost $32,424)	32,424
	Total Investments (Cost $10,521,360)—99.5%	10,609,016
	Other assets less liabilities—0.5%	48,546
	Net Assets—100.0%	$10,657,562

*  Non-income producing security.

**  Affiliated investment.

See Notes to Financial Statements.
47

Schedule of Investments (Continued)

PowerShares FTSE RAFI Consumer Services Sector Portfolio

October 31, 2007 (Unaudited)

COUNTRY BREAKDOWN

October 31, 2007 (Unaudited)

	Value	Net Assets
United States	$10,371,951	97.3%
Panama	169,658	1.6
Liberia	67,407	0.6
Total investments	10,609,016	99.5
Other assets less liabilities	48,546	0.5
Net Assets	$10,657,562	100.0%

See Notes to Financial Statements.
48

Schedule of Investments

PowerShares FTSE RAFI Energy Sector Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Electric—1.6%
35,142	Dynegy, Inc., Class A*	$323,658
4,196	OGE Energy Corp.	160,707
		484,365
	Oil & Gas—83.3%
15,395	Anadarko Petroleum Corp.	908,613
7,736	Apache Corp.	803,074
7,665	Chesapeake Energy Corp.	302,614
46,838	Chevron Corp.	4,286,145
2,963	Cimarex Energy Co.	120,031
2,834	CNX Gas Corp.*	90,461
33,224	ConocoPhillips	2,822,711
10,752	Devon Energy Corp.	1,004,237
1,266	Diamond Offshore Drilling, Inc.	143,349
1,741	ENSCO International, Inc.	96,608
3,301	EOG Resources, Inc.	292,469
63,684	Exxon Mobil Corp.	5,858,291
4,367	Forest Oil Corp.*	212,193
1,743	Frontier Oil Corp.	79,812
2,868	GlobalSantaFe Corp. (Cayman Islands)	232,394
10,936	Hess Corp.	783,127
22,448	Marathon Oil Corp.	1,327,350
4,764	Murphy Oil Corp.	350,773
5,875	Nabors Industries Ltd. (Bermuda)*	164,970
3,658	Newfield Exploration Co.*	196,947
2,711	Noble Corp. (Cayman Islands)	143,547
2,251	Noble Energy, Inc.	172,292
18,309	Occidental Petroleum Corp.	1,264,236
2,840	Patterson-UTI Energy, Inc.	56,630
3,208	Pioneer Natural Resources Co.	163,672
2,229	Pogo Producing Co.	132,759
4,329	Pride International, Inc.*	159,740
1,905	Rowan Cos., Inc.	74,257
1,401	Southwestern Energy Co.*	72,474
2,175	Stone Energy Corp.*	96,962
5,683	Sunoco, Inc.	418,269
4,194	Tesoro Corp.	253,863
3,214	Transocean, Inc. (Cayman Islands)*	383,655
15,174	Valero Energy Corp.	1,068,705
3,708	XTO Energy, Inc.	246,137
		24,783,367
	Oil & Gas Services—12.6%
4,795	Baker Hughes, Inc.	415,822
4,279	BJ Services Co.	107,788
1,522	Cameron International Corp.*	148,182
3,349	Dresser-Rand Group, Inc.*	129,606
1,650	Exterran Holdings, Inc.*	138,930
2,035	FMC Technologies, Inc.*	123,382
1,260	Grant Prideco, Inc.*	61,942
14,886	Halliburton Co.	586,806
4,761	National Oilwell Varco, Inc.*	348,696

Number of Shares		Value
	Common Stocks (Continued)
11,121	Schlumberger Ltd. (Netherlands)	$1,073,955
528	SEACOR Holdings, Inc.*	48,391
2,622	Smith International, Inc.	173,183
5,989	Weatherford International Ltd. (Bermuda)*	388,746
		3,745,429
	Pipelines—2.3%
39,044	El Paso Corp.	689,517
	Transportation—0.2%
1,216	Tidewater, Inc.	66,479
	Total Common Stocks (Cost $26,119,069)	29,769,157
	Money Market Fund—0.0%
5,457	Liquid Assets Portfolio Private Class** (Cost $5,457)	5,457
	Total Investments (Cost $26,124,526)—100.0%	29,774,614
	Liabilities in excess of other assets—(0.0%)	(7,299)
	Net Assets—100.0%	$29,767,315

*  Non-income producing security.

**  Affiliated investment.

COUNTRY BREAKDOWN

October 31, 2007 (Unaudited)

	Value	Net Assets
United States	$27,387,347	92.0%
Netherlands	1,073,955	3.6
Cayman Islands	759,596	2.5
Bermuda	553,716	1.9
Total investments	29,774,614	100.0
Liabilities in excess of other assets	(7,299)	(0.0)
Net Assets	$29,767,315	100.0%

See Notes to Financial Statements.
49

Schedule of Investments

PowerShares FTSE RAFI Financials Sector Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks—99.3%
	Banks—29.5%
678	Associated Banc-Corp	$19,567
497	BancorpSouth, Inc.	12,057
26,958	Bank of America Corp.	1,301,533
240	Bank of Hawaii Corp.	12,758
4,606	Bank of New York Mellon (The) Corp.	225,003
3,290	BB&T Corp.	121,631
216	BOK Financial Corp.	11,781
1,292	Capital One Financial Corp.	84,742
215	City National Corp.	14,534
705	Colonial BancGroup (The), Inc.	13,522
1,132	Comerica, Inc.	52,842
581	Commerce Bancorp, Inc.	23,676
295	Commerce Bancshares, Inc.	13,915
232	Cullen/Frost Bankers, Inc.	12,338
3,226	Fifth Third Bancorp	100,909
880	First Horizon National Corp.	22,950
710	FirstMerit Corp.	15,052
1,378	Fremont General Corp.	3,817
943	Fulton Financial Corp.	12,363
2,216	Huntington Bancshares, Inc.	39,689
2,626	KeyCorp	74,710
410	M&T Bank Corp.	40,787
1,023	Marshall & Ilsley Corp.	43,682
4,558	National City Corp.	110,531
707	Northern Trust Corp.	53,173
1,053	People's United Financial, Inc.	18,722
1,778	PNC Financial Services Group, Inc.	128,300
2,128	Popular, Inc.	22,450
2,534	Regions Financial Corp.	68,722
379	South Financial Group (The), Inc.	7,830
1,084	State Street Corp.	86,471
1,809	SunTrust Banks, Inc.	131,333
1,313	Synovus Financial Corp.	34,611
711	TCF Financial Corp.	16,189
332	Trustmark Corp.	8,961
9,141	U.S. Bancorp	303,116
793	UnionBanCal Corp.	42,830
636	Valley National Bancorp	13,025
8,850	Wachovia Corp.	404,711
285	Webster Financial Corp.	10,328
16,283	Wells Fargo & Co.	553,786
342	Whitney Holding Corp.	8,776
336	Wilmington Trust Corp.	12,220
410	Zions Bancorp	24,235
		4,334,178
	Commercial Services—0.2%
351	Equifax, Inc.	13,513
240	Moody's Corp.	10,493
		24,006

Number of Shares		Value
	Common Stocks (Continued)
	Diversified Financial Services—27.9%
3,354	American Express Co.	$204,426
788	AmeriCredit Corp.*	11,119
1,096	Ameriprise Financial, Inc.	69,026
544	Bear Stearns (The) Cos., Inc.	61,798
2,480	Charles Schwab (The) Corp.	57,635
1,148	CIT Group, Inc.	40,456
14,378	Citigroup, Inc.	602,438
35	CME Group, Inc.	23,319
3,835	Countrywide Financial Corp.	59,519
2,459	Discover Financial Services	47,459
1,317	E*Trade Financial Corp.*	14,671
317	Federated Investors, Inc., Class B	13,631
453	Franklin Resources, Inc.	58,745
4,727	Freddie Mac	246,891
2,789	Friedman Billings Ramsey Group, Inc., Class A	11,993
1,270	Goldman Sachs Group (The), Inc.	314,858
458	IndyMac Bancorp, Inc.	6,146
685	Janus Capital Group, Inc.	23,639
395	Jefferies Group, Inc.	10,558
17,040	JPMorgan Chase & Co.	800,880
529	Lazard Ltd., Class A (Bermuda)	26,556
211	Legg Mason, Inc.	17,500
2,044	Lehman Brothers Holdings, Inc.	129,467
10,289	Merrill Lynch & Co., Inc.	679,280
4,919	Morgan Stanley	330,852
201	Nuveen Investments, Inc., Class A	13,025
678	NYSE Euronext	63,644
406	Raymond James Financial, Inc.	15,124
1,537	SLM Corp.	72,485
95	Student Loan Corp.	15,778
515	T. Rowe Price Group, Inc.	33,084
824	TD Ameritrade Holding Corp.*	15,771
1,076	Thornburg Mortgage, Inc.	11,298
		4,103,071
	Forest Products & Paper—0.5%
1,088	Plum Creek Timber Co., Inc.	48,601
237	Potlatch Corp.	11,296
393	Rayonier, Inc.	18,978
		78,875
	Insurance—30.9%
1,620	ACE Ltd. (Cayman Islands)	98,188
1,626	AFLAC, Inc.	102,080
29	Alleghany Corp.*	11,398
463	Allied World Assurance Holdings Ltd. (Bermuda)	22,182
3,531	Allstate (The) Corp.	185,024
394	AMBAC Financial Group, Inc.	14,511
681	American Financial Group, Inc.	20,362
10,869	American International Group, Inc.	686,051

See Notes to Financial Statements.
50

Schedule of Investments (Continued)

PowerShares FTSE RAFI Financials Sector Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
214	American National Insurance	$27,670
1,746	AON Corp.	79,129
289	Arch Capital Group Ltd. (Bermuda)*	21,609
457	Arthur J. Gallagher & Co.	12,161
480	Aspen Insurance Holdings Ltd. (Bermuda)	13,133
606	Assurant, Inc.	35,415
592	Axis Capital Holdings Ltd. (Bermuda)	23,526
214	Berkshire Hathaway, Inc., Class B*	944,597
1,947	Chubb (The) Corp.	103,872
900	Cincinnati Financial Corp.	35,802
1,376	CNA Financial Corp.	54,531
469	Commerce Group (The), Inc.	17,114
2,036	Conseco, Inc.*	32,148
328	Endurance Specialty Holdings Ltd. (Bermuda)	12,861
277	Erie Indemnity Co., Class A	15,761
265	Everest Re Group Ltd. (Bermuda)	28,233
1,255	Fidelity National Title Group, Inc., Class A	19,314
700	First American Corp.	21,070
5,092	Genworth Financial, Inc., Class A	139,012
342	Hanover Insurance Group (The), Inc.	15,756
1,493	Hartford Financial Services Group (The), Inc.	144,866
385	HCC Insurance Holdings, Inc.	11,508
200	LandAmerica Financial Group, Inc.	5,558
890	Lincoln National Corp.	55,509
1,890	Loews Corp.	92,780
30	Markel Corp.*	16,297
4,233	Marsh & McLennan Cos., Inc.	109,592
756	MBIA, Inc.	32,538
370	Mercury General Corp.	18,985
3,462	MetLife, Inc.	238,359
465	MGIC Investment Corp.	9,002
853	Montpelier Re Holdings Ltd. (Bermuda)	15,269
737	Nationwide Financial Services, Inc., Class A	39,540
316	Odyssey Re Holdings Corp.	11,749
1,898	Old Republic International Corp.	29,096
354	PartnerRe Ltd. (Bermuda)	29,470
946	Phoenix (The) Cos., Inc.	13,036
451	PMI Group (The), Inc.	7,230
963	Principal Financial Group, Inc.	65,166
2,711	Progressive (The) Corp.	50,154
428	Protective Life Corp.	18,348
2,022	Prudential Financial, Inc.	195,568
375	Radian Group, Inc.	4,721
333	Reinsurance Group of America, Inc.	19,024
297	RenaissanceRe Holdings Ltd. (Bermuda)	17,327
680	Safeco Corp.	39,372
275	StanCorp Financial Group, Inc.	15,161
454	Torchmark Corp.	29,583
298	Transatlantic Holdings, Inc.	22,210
2,862	Travelers (The) Cos., Inc.	149,425
562	Unitrin, Inc.	26,026
2,995	Unum Group	69,903

Number of Shares		Value
	Common Stocks (Continued)
694	W.R. Berkley Corp.	$20,882
21	Wesco Financial Corp.	8,358
43	White Mountains Insurance Group Ltd. (Bermuda)	23,117
479	Willis Group Holdings Ltd. (Bermuda)	20,276
968	XL Capital Ltd., Class A (Cayman Islands)	69,648
		4,537,163
	Investment Companies—0.5%
1,191	Allied Capital Corp.	35,111
809	American Capital Strategies Ltd.	35,118
483	Tri-Continental Corp.	11,805
		82,034
	Real Estate—0.1%
357	CB Richard Ellis Group, Inc., Class A*	8,704
307	W.P. Carey & Co. LLC	10,730
		19,434
	REITS—7.2%
448	AMB Property Corp.	29,277
905	American Financial Realty Trust	6,100
2,574	Annaly Capital Management, Inc.	43,989
641	Apartment Investment & Management Co., Class A	29,954
237	AvalonBay Communities, Inc.	29,068
470	Boston Properties, Inc.	50,919
307	Brandywine Realty Trust	7,942
205	BRE Properties, Inc.	11,234
252	Camden Property Trust	15,712
336	CBL & Associates Properties, Inc.	11,125
284	Colonial Properties Trust	8,898
291	Cousins Properties, Inc.	8,378
432	Developers Diversified Realty Corp.	21,773
890	Duke Realty Corp.	28,614
184	Equity Lifestyle Properties, Inc.	9,244
376	Equity One, Inc.	9,844
1,365	Equity Residential	57,029
77	Essex Property Trust, Inc.	9,504
163	Federal Realty Investment Trust	14,380
370	First Industrial Realty Trust, Inc.	15,078
599	General Growth Properties, Inc.	32,562
380	Glimcher Realty Trust	8,436
755	HCP, Inc.	25,700
402	Health Care REIT, Inc.	17,805
391	Healthcare Realty Trust, Inc.	10,338
405	Highwoods Properties, Inc.	14,564
255	Home Properties, Inc.	13,112
645	Hospitality Properties Trust	25,542
1,012	Host Hotels & Resorts, Inc.	22,426
1,746	HRPT Properties Trust	16,395
2,567	IMPAC Mortgage Holdings, Inc.	2,875
829	iStar Financial, Inc.	25,293

See Notes to Financial Statements.
51

Schedule of Investments (Continued)

PowerShares FTSE RAFI Financials Sector Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
687	Kimco Realty Corp.	$28,524
576	Liberty Property Trust	21,669
207	Macerich (The) Co.	17,742
567	Mack-Cali Realty Corp.	22,448
408	Nationwide Health Properties, Inc.	12,738
389	Newcastle Investment Corp.	5,777
399	Novastar Financial, Inc.	2,107
238	Pennsylvania REIT	9,080
278	Post Properties, Inc.	11,398
731	ProLogis	52,441
375	Public Storage, Inc.	30,364
475	Realty Income Corp.	14,032
311	Redwood Trust, Inc.	8,195
233	Regency Centers Corp.	16,655
492	Senior Housing Properties Trust	11,031
353	Simon Property Group, Inc.	36,750
83	SL Green Realty Corp.	10,015
619	Strategic Hotels & Resorts, Inc.	13,519
606	UDR, Inc.	14,386
341	Ventas, Inc.	14,625
493	Vornado Realty Trust	55,077
386	Weingarten Realty Investors	14,768
		1,056,451
	Savings & Loans—2.2%
619	Astoria Financial Corp.	16,088
148	Downey Financial Corp.	6,028
2,061	Hudson City Bancorp, Inc.	32,275
2,028	New York Community Bancorp, Inc.	37,741
1,479	Sovereign Bancorp, Inc.	21,342
563	Washington Federal, Inc.	13,602
7,004	Washington Mutual, Inc.	195,272
		322,348
	Software—0.3%
204	Mastercard, Inc., Class A	38,668
317	MoneyGram International, Inc.	5,056
		43,724
	Total Common Stocks (Cost $15,475,838)	14,601,284
	Money Market Fund—0.2%
24,483	Liquid Assets Portfolio Private Class** (Cost $24,483)	24,483
	Total Investments (Cost $15,500,321)—99.5%	14,625,767
	Other assets less liabilities—0.5%	74,682
	Net Assets—100.0%	$14,700,449

REIT Real Estate Investment Trust.

*  Non-income producing security.

**  Affiliated investment.

COUNTRY BREAKDOWN

October 31, 2007 (Unaudited)

	Value	Net Assets
United States	$14,204,372	96.6%
Bermuda	253,559	1.7
Cayman Islands	167,836	1.2
Total investments	14,625,767	99.5
Other assets less liabilities	74,682	0.5
Net Assets	$14,700,449	100.0%

See Notes to Financial Statements.
52

Schedule of Investments

PowerShares FTSE RAFI Health Care Sector Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks—99.9%
	Biotechnology—5.6%
6,712	Amgen, Inc.*	$390,035
1,996	Biogen Idec, Inc.*	148,582
769	Charles River Laboratories International, Inc.*	44,602
2,164	Genentech, Inc.*	160,417
1,598	Genzyme Corp.*	121,400
613	Invitrogen Corp.*	55,703
		920,739
	Distribution/Wholesale—0.3%
1,062	Owens & Minor, Inc.	43,054
	Electronics—0.8%
1,403	Applera Corp. - Applied Biosystems Group	52,107
1,455	Thermo Fisher Scientific, Inc.*	85,569
		137,676
	Healthcare - Products—22.7%
687	Advanced Medical Optics, Inc.*	18,858
1,404	Alcon, Inc. (Switzerland)	213,703
4,902	Baxter International, Inc.	294,169
677	Beckman Coulter, Inc.	47,945
1,655	Becton, Dickinson & Co.	138,126
8,795	Boston Scientific Corp.*	121,987
6,487	Covidien Ltd. (Bermuda)	269,859
575	CR Bard, Inc.	48,076
604	Dade Behring Holdings, Inc.	46,466
1,072	DENTSPLY International, Inc.	44,467
974	Henry Schein, Inc.*	58,343
818	Hillenbrand Industries, Inc.	45,170
27,048	Johnson & Johnson	1,762,718
6,267	Medtronic, Inc.	297,306
1,022	Patterson Cos., Inc.*	39,970
1,806	St. Jude Medical, Inc.*	73,558
1,423	Stryker Corp.	101,033
543	Varian Medical Systems, Inc.*	26,482
1,236	Zimmer Holdings, Inc.*	85,890
		3,734,126
	Healthcare - Services—13.3%
5,478	Aetna, Inc.	307,699
898	Apria Healthcare Group, Inc.*	21,705
1,577	Community Health Systems, Inc.*	51,931
1,485	Coventry Health Care, Inc.*	89,560
899	DaVita, Inc.*	58,606
2,981	Health Management Associates, Inc., Class A	19,704
2,089	Health Net, Inc.*	111,991
2,220	Humana, Inc.*	166,389
1,349	Kindred Healthcare, Inc.*	28,653
851	Laboratory Corp. of America Holdings*	58,506
878	LifePoint Hospitals, Inc.*	26,797
971	Lincare Holdings, Inc.*	33,762
732	Magellan Health Services, Inc.*	30,817

Number of Shares		Value
	Common Stocks (Continued)
788	Manor Care, Inc.	$52,465
1,698	Quest Diagnostics, Inc.	90,300
23,983	Tenet Healthcare Corp.*	84,180
8,420	UnitedHealth Group, Inc.	413,843
823	Universal Health Services, Inc., Class B	40,121
6,340	WellPoint, Inc.*	502,318
		2,189,347
	Insurance—1.4%
4,510	CIGNA Corp.	236,730
	Pharmaceuticals—55.8%
14,685	Abbott Laboratories	802,095
964	Allergan, Inc.	65,147
673	Barr Pharmaceuticals, Inc.*	38,576
36,076	Bristol-Myers Squibb Co.	1,081,919
12,754	Eli Lilly & Co.	690,629
3,385	Express Scripts, Inc.*	213,593
1,673	Forest Laboratories, Inc.*	65,364
1,766	Gilead Sciences, Inc.*	81,572
1,515	Hospira, Inc.*	62,615
3,158	King Pharmaceuticals, Inc.*	33,475
5,235	Medco Health Solutions, Inc.*	494,079
34,057	Merck & Co., Inc.	1,984,161
2,347	Mylan Laboratories, Inc.	35,299
95,549	Pfizer, Inc.	2,351,462
914	PharMerica Corp.*	14,578
14,500	Schering-Plough Corp.	442,540
2,068	Watson Pharmaceuticals, Inc.*	63,198
13,568	Wyeth	659,812
		9,180,114
	Total Common Stocks (Cost $15,743,588)	16,441,786
	Money Market Fund—0.5%
75,560	Liquid Assets Portfolio Private Class** (Cost $75,560)	75,560
	Total Investments (Cost $15,819,148)—100.4%	16,517,346
	Liabilities in excess of other assets—(0.4%)	(65,581)
	Net Assets—100.0%	$16,451,765

*  Non-income producing security.

**  Affiliated investment.

See Notes to Financial Statements.
53

Schedule of Investments (Continued)

PowerShares FTSE RAFI Health Care Sector Portfolio

October 31, 2007 (Unaudited)

COUNTRY BREAKDOWN

October 31, 2007 (Unaudited)

	Value	Net Assets
United States	$16,033,784	97.5%
Bermuda	269,859	1.6
Switzerland	213,703	1.3
Total investments	16,517,346	100.4
Liabilities in excess of other assets	(65,581)	(0.4)
Net Assets	$16,451,765	100.0%

See Notes to Financial Statements.
54

Schedule of Investments

PowerShares FTSE RAFI Industrials Sector Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks—99.9%
	Aerospace/Defense—15.4%
1,404	Alliant Techsystems, Inc.*	$154,988
25,539	Boeing Co.	2,517,890
12,385	General Dynamics Corp.	1,126,540
5,598	Goodrich Corp.	389,957
3,630	L-3 Communications Holdings, Inc.	397,993
12,979	Lockheed Martin Corp.	1,428,209
18,860	Northrop Grumman Corp.	1,577,073
20,353	Raytheon Co.	1,294,654
2,786	Rockwell Collins, Inc.	208,421
604	Sequa Corp., Class A*	104,987
129	Sequa Corp., Class B*	22,349
31,344	United Technologies Corp.	2,400,637
		11,623,698
	Auto Manufacturers—1.1%
1,597	Oshkosh Truck Corp.	86,557
13,758	PACCAR, Inc.	764,395
		850,952
	Building Materials—0.8%
5,957	American Standard Cos., Inc.	222,017
5,736	Builders FirstSource, Inc.*	41,586
3,368	Lennox International, Inc.	120,238
947	Martin Marietta Materials, Inc.	122,494
2,376	USG Corp.*	94,446
		600,781
	Chemicals—0.4%
4,543	Sherwin-Williams (The) Co.	290,389
	Commercial Services—5.0%
19,606	Accenture Ltd., Class A (Bermuda)	765,615
1,509	Alliance Data Systems Corp.*	121,324
2,369	ChoicePoint, Inc.*	93,149
6,548	Convergys Corp.*	120,025
3,521	Corrections Corp. of America*	99,609
4,542	Deluxe Corp.	183,224
4,591	Hewitt Associates, Inc., Class A*	161,970
5,481	Iron Mountain, Inc.*	190,355
5,282	Kelly Services, Inc., Class A	111,080
4,565	Manpower, Inc.	341,188
1,708	Monster Worldwide, Inc.*	69,311
8,863	PHH Corp.*	198,177
5,413	Quanta Services, Inc.*	178,629
12,127	R.R. Donnelley & Sons Co.	488,597
2,676	Robert Half International, Inc.	80,521
8,758	United Rentals, Inc.*	299,436
10,759	Western Union (The) Co.	237,128
		3,739,338

Number of Shares		Value
	Common Stocks (Continued)
	Computers—0.5%
5,360	Affiliated Computer Services, Inc., Class A*	$271,537
3,668	Ceridian Corp.*	131,828
		403,365
	Distribution/Wholesale—0.7%
2,405	United Stationers, Inc.*	139,274
3,316	W.W. Grainger, Inc.	298,174
1,671	WESCO International, Inc.*	77,952
		515,400
	Electric—0.3%
8,161	MDU Resources Group, Inc.	229,814
	Electrical Components & Equipment—2.5%
29,859	Emerson Electric Co.	1,560,730
2,985	Hubbell, Inc., Class B	164,175
3,157	Molex, Inc.	90,164
2,684	Molex, Inc., Class A	73,273
		1,888,342
	Electronics—5.0%
9,789	Agilent Technologies, Inc.*	360,725
9,739	Arrow Electronics, Inc.*	389,365
7,909	Avnet, Inc.*	329,963
7,780	AVX Corp.	120,201
4,127	Benchmark Electronics, Inc.*	84,645
90,057	Flextronics International Ltd. (Singapore)*	1,108,602
9,334	Jabil Circuit, Inc.	202,828
929	Mettler Toledo International, Inc.*	98,799
5,009	PerkinElmer, Inc.	137,848
20,832	Tyco Electronics Ltd. (Bermuda)	743,077
14,305	Vishay Intertechnology, Inc.*	180,100
		3,756,153
	Engineering & Construction—2.4%
4,533	EMCOR Group, Inc.*	156,071
3,531	Fluor Corp.	557,899
4,108	Jacobs Engineering Group, Inc.*	358,012
4,112	Shaw Group (The), Inc.*	306,755
3,619	URS Corp.*	223,690
1,997	Washington Group International, Inc.*	194,408
		1,796,835
	Environmental Control—2.5%
48,920	Allied Waste Industries, Inc.*	618,349
7,181	Nalco Holding Co.	178,520
6,492	Republic Services, Inc.	221,961
24,423	Waste Management, Inc.	888,753
		1,907,583
	Forest Products & Paper—1.6%
8,261	Louisiana-Pacific Corp.	135,976
14,251	MeadWestvaco Corp.	479,404
30,001	Smurfit-Stone Container Corp.*	363,312

See Notes to Financial Statements.
55

Schedule of Investments (Continued)

PowerShares FTSE RAFI Industrials Sector Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
4,406	Temple-Inland, Inc.	$236,470
		1,215,162
	Hand/Machine Tools—0.2%
1,696	Kennametal, Inc.	154,692
	Household Products/Wares—0.7%
5,996	Fortune Brands, Inc.	502,285
	Internet—0.1%
2,149	CheckFree Corp.*	102,142
	Machinery - Construction & Mining—2.6%
23,730	Caterpillar, Inc.	1,770,496
2,606	Terex Corp.*	193,417
		1,963,913
	Machinery - Diversified—3.5%
3,909	AGCO Corp.*	233,289
4,241	Cummins, Inc.	508,750
8,079	Deere & Co.	1,251,437
2,336	Flowserve Corp.	184,451
719	NACCO Industries, Inc., Class A	74,481
4,389	Rockwell Automation, Inc.	302,314
3,799	Tecumseh Products Co., Class A*	68,648
1,079	Tecumseh Products Co., Class B*	17,491
		2,640,861
	Metal Fabricate/Hardware—0.7%
3,113	Mueller Industries, Inc.	111,943
1,604	Precision Castparts Corp.	240,296
6,530	Timken (The) Co.	217,188
		569,427
	Mining—0.3%
2,269	Vulcan Materials Co.	194,022
	Miscellaneous Manufacturing—34.5%
26,697	3M Co.	2,305,553
1,540	Acuity Brands, Inc.	73,612
2,082	Brink's (The) Co.	130,437
2,354	Carlisle Cos., Inc.	92,865
6,730	Cooper Industries Ltd., Class A (Bermuda)	352,585
2,473	Crane Co.	117,319
5,217	Danaher Corp.	446,940
7,234	Dover Corp.	332,764
5,926	Eaton Corp.	548,629
374,130	General Electric Co.	15,399,190
3,419	Harsco Corp.	207,260
31,790	Honeywell International, Inc.	1,920,434
17,344	Illinois Tool Works, Inc.	993,117
12,264	Ingersoll-Rand Co. Ltd., Class A (Bermuda)	617,492
5,206	ITT Corp.	348,386
3,996	Pall Corp.	160,120
6,612	Parker Hannifin Corp.	531,407

Number of Shares		Value
	Common Stocks (Continued)
5,074	Pentair, Inc.	$179,569
3,039	SPX Corp.	307,851
1,951	Teleflex, Inc.	142,833
11,586	Textron, Inc.	801,867
2,291	Trinity Industries, Inc.	82,797
		26,093,027
	Packaging & Containers—3.0%
4,168	Ball Corp.	206,649
5,227	Bemis Co., Inc.	147,192
11,826	Crown Holdings, Inc.*	293,285
19,408	Graphic Packaging Corp.*	95,487
1,251	Greif, Inc., Class A	79,564
368	Greif, Inc., Class B	21,462
14,603	Owens-Illinois, Inc.*	648,665
4,581	Packaging Corp. of America	145,859
5,651	Pactiv Corp.*	155,233
7,326	Sealed Air Corp.	182,637
1,691	Silgan Holdings, Inc.	92,278
5,478	Sonoco Products Co.	169,380
		2,237,691
	Retail—0.1%
1,857	World Fuel Services Corp.	82,246
	Software—2.7%
14,786	Automatic Data Processing, Inc.	732,794
3,738	Broadridge Financial Solutions, Inc.	74,760
11,850	Fidelity National Information Services, Inc.	546,522
4,788	Fiserv, Inc.*	265,255
3,814	IMS Health, Inc.	96,151
5,972	Paychex, Inc.	249,510
3,100	Total System Services, Inc.	92,876
		2,057,868
	Telecommunications—0.2%
1,901	Anixter International, Inc.*	136,587
	Textiles—0.2%
4,973	Cintas Corp.	182,012
	Transportation—12.7%
2,093	Alexander & Baldwin, Inc.	109,631
11,870	Burlington Northern Santa Fe Corp.	1,034,471
2,703	C.H. Robinson Worldwide, Inc.	134,934
3,059	Con-way, Inc.	130,344
17,067	CSX Corp.	764,090
2,550	Expeditors International of Washington, Inc.	129,158
9,090	FedEx Corp.	939,361
4,013	J.B. Hunt Transport Services, Inc.	111,240
2,816	Kansas City Southern*	108,951
15,024	Norfolk Southern Corp.	775,990
2,236	Overseas Shipholding Group, Inc.*	166,358
5,180	Ryder System, Inc.	247,863

See Notes to Financial Statements.
56

Schedule of Investments (Continued)

PowerShares FTSE RAFI Industrials Sector Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
3,828	Ship Finance International Ltd. (Bermuda)	$104,811
3,787	Teekay Shipping Corp. (Marshall Islands)	211,883
11,649	Union Pacific Corp.	1,491,537
38,864	United Parcel Service, Inc., Class B	2,918,685
4,204	Werner Enterprises, Inc.	79,960
5,453	YRC Worldwide, Inc.*	134,035
		9,593,302
	Trucking & Leasing—0.2%
3,408	GATX Corp.	139,626
	Total Common Stocks (Cost $70,272,607)	75,467,513
	Money Market Fund—0.1%
74,134	Liquid Assets Portfolio Private Class** (Cost $74,134)	74,134
	Total Investments (Cost $70,346,741)—100.0%	75,541,647
	Liabilities in excess of other assets—(0.0%)	(24,769)
	Net Assets—100.0%	$75,516,878

*  Non-income producing security.

**  Affiliated investment.

COUNTRY BREAKDOWN

October 31, 2007 (Unaudited)

	Value	Net Assets
United States	$71,637,582	94.8%
Bermuda	2,583,580	3.4
Singapore	1,108,602	1.5
Marshall Islands	211,883	0.3
Total investments	75,541,647	100.0
Liabilities in excess of other assets	(24,769)	(0.0)
Net Assets	$75,516,878	100.0%

See Notes to Financial Statements.
57

Schedule of Investments

PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks—98.9%
	Computers—20.7%
1,578	Apple, Inc.*	$299,741
1,806	Cadence Design Systems, Inc.*	35,398
3,572	Computer Sciences Corp.*	208,569
18,424	Dell, Inc.*	563,775
750	Diebold, Inc.	31,380
453	DST Systems, Inc.*	38,374
9,360	Electronic Data Systems Corp.	202,082
13,342	EMC Corp.	338,753
14,493	Hewlett-Packard Co.	748,999
7,839	International Business Machines Corp.	910,266
1,054	Lexmark International, Inc., Class A*	44,257
1,577	NCR Corp.*	43,509
709	Network Appliance, Inc.*	22,326
1,434	Perot Systems Corp., Class A*	20,936
1,113	SanDisk Corp.*	49,417
3,358	Seagate Technology (Cayman Islands)	93,487
27,442	Sun Microsystems, Inc.*	156,694
1,012	Synopsys, Inc.*	28,599
1,577	Teradata Corp.*	44,992
6,450	Unisys Corp.*	39,216
1,535	Western Digital Corp.*	39,787
		3,960,557
	Distribution/Wholesale—1.7%
9,323	Ingram Micro, Inc., Class A*	198,020
3,411	Tech Data Corp.*	134,155
		332,175
	Holding Companies-Diversified—0.3%
1,217	Leucadia National Corp.	61,653
	Internet—2.7%
1,684	Check Point Software Technologies (Israel)*	42,538
287	Google, Inc., Class A*	202,909
837	McAfee, Inc.*	34,610
3,419	Symantec Corp.*	64,209
1,481	VeriSign, Inc.*	50,487
3,692	Yahoo!, Inc.*	114,821
		509,574
	Office/Business Equipment—1.7%
3,003	IKON Office Solutions, Inc.	39,640
2,556	Pitney Bowes, Inc.	102,342
10,490	Xerox Corp.*	182,945
		324,927
	Retail—0.2%
1,353	Insight Enterprises, Inc.*	37,397
	Semiconductors—10.0%
5,784	Advanced Micro Devices, Inc.*	75,655
1,140	Altera Corp.	22,367
2,009	Amkor Technology, Inc.*	22,762

Number of Shares		Value
	Common Stocks (Continued)
1,543	Analog Devices, Inc.	$51,629
7,049	Applied Materials, Inc.	136,892
4,608	Atmel Corp.*	22,533
1,092	Broadcom Corp., Class A*	35,545
1,444	Fairchild Semiconductor International, Inc.*	26,353
28,307	Intel Corp.	761,457
613	International Rectifier Corp.*	20,462
879	Intersil Corp., Class A	26,669
753	KLA-Tencor Corp.	39,645
449	Lam Research Corp.*	22,540
1,141	Linear Technology Corp.	37,676
5,168	LSI Logic Corp.*	34,109
1,996	Marvell Technology Group Ltd. (Bermuda)*	35,988
713	Microchip Technology, Inc.	23,650
9,159	Micron Technology, Inc.*	96,261
1,064	National Semiconductor Corp.	26,749
934	Novellus Systems, Inc.*	26,535
1,697	NVIDIA Corp.*	60,040
2,804	Spansion, Inc., Class A*	19,768
1,226	Teradyne, Inc.*	15,129
7,420	Texas Instruments, Inc.	241,891
1,274	Xilinx, Inc.	31,086
		1,913,391
	Software—19.8%
936	Adobe Systems, Inc.*	44,834
2,033	BEA Systems, Inc.*	34,358
928	BMC Software, Inc.*	31,404
2,569	CA, Inc.	67,950
696	Citrix Systems, Inc.*	29,921
2,777	Compuware Corp.*	27,770
1,341	Intuit, Inc.*	43,140
82,410	Microsoft Corp.	3,033,512
3,434	Novell, Inc.*	25,961
18,795	Oracle Corp.*	416,685
1,700	SYNNEX Corp.*	38,029
		3,793,564
	Telecommunications—41.8%
4,665	ALLTEL Corp.	331,915
1,183	Amdocs Ltd. (Guernsey)*	40,695
1,532	American Tower Corp., Class A*	67,684
2,478	Andrew Corp.*	36,327
43,047	AT&T, Inc.	1,798,933
1,540	CenturyTel, Inc.	67,837
4,793	Cincinnati Bell, Inc.*	25,978
21,249	Cisco Systems, Inc.*	702,492
6,680	Citizens Communications Co.	87,909
4,000	Corning, Inc.	97,080
798	Crown Castle International Corp.*	32,774
3,530	Embarq Corp.	186,808
616	Harris Corp.	37,305
1,434	JDS Uniphase Corp.*	21,883

See Notes to Financial Statements.
58

Schedule of Investments (Continued)

PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
3,830	Juniper Networks, Inc.*	$137,880
3,787	Level 3 Communications, Inc.*	11,475
21,154	Motorola, Inc.	397,484
349	NII Holdings, Inc.*	20,242
4,493	QUALCOMM, Inc.	191,986
18,816	Qwest Communications International, Inc.*	135,099
32,806	Sprint Nextel Corp.	560,983
643	Telephone & Data Systems, Inc.	44,881
706	Telephone & Data Systems, Inc., Special Shares	46,490
3,916	Tellabs, Inc.*	34,500
897	U.S. Cellular Corp.*	84,452
2,554	UTStarcom, Inc.*	8,173
59,527	Verizon Communications, Inc.	2,742,408
2,778	Virgin Media, Inc.	61,422
		8,013,095
	Total Common Stocks (Cost $16,293,919)	18,946,333
	Money Market Fund—0.1%
25,090	Liquid Assets Portfolio Private Class** (Cost $25,090)	25,090
	Total Investments (Cost $16,319,009)—99.0%	18,971,423
	Other assets less liabilities—1.0%	189,525
	Net Assets—100.0%	$19,160,948

*  Non-income producing security.

**  Affiliated investment.

COUNTRY BREAKDOWN

October 31, 2007 (Unaudited)

	Value	Net Assets
United States	$18,758,715	97.9%
Cayman Islands	93,487	0.5
Israel	42,538	0.2
Guernsey	40,695	0.2
Bermuda	35,988	0.2
Total investments	18,971,423	99.0
Other assets less liabilities	189,525	1.0
Net Assets	$19,160,948	100.0%

See Notes to Financial Statements.
59

Schedule of Investments

PowerShares FTSE RAFI Utilities Sector Portfolio

October 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stocks—97.7%
	Electric—84.3%
3,796	AES (The) Corp.*	$81,272
742	Allegheny Energy, Inc.	45,010
402	ALLETE, Inc.	17,563
1,023	Alliant Energy Corp.	40,920
2,150	Ameren Corp.	116,229
5,004	American Electric Power Co., Inc.	241,243
8,861	Aquila, Inc.*	37,039
678	Avista Corp.	14,950
414	Black Hills Corp.	18,390
5,884	CenterPoint Energy, Inc.	98,616
507	Cleco Corp.	13,359
2,952	CMS Energy Corp.	50,095
2,988	Consolidated Edison, Inc.	140,705
1,116	Constellation Energy Group, Inc.	105,685
2,221	Dominion Resources, Inc.	203,510
959	DPL, Inc.	27,849
2,179	DTE Energy Co.	108,078
10,110	Duke Energy Corp.	193,809
2,663	Edison International	154,853
2,293	Energy East Corp.	63,929
1,277	Entergy Corp.	153,074
3,590	Exelon Corp.	297,181
2,547	FirstEnergy Corp.	177,526
2,521	FPL Group, Inc.	172,487
1,045	Great Plains Energy, Inc.	31,183
972	Hawaiian Electric Industries, Inc.	22,550
569	IDACORP, Inc.	19,852
521	Integrys Energy Group, Inc.	28,035
2,019	Mirant Corp.*	85,525
1,617	Northeast Utilities	49,852
343	NorthWestern Corp.	9,460
818	NRG Energy, Inc.*	37,350
1,117	NSTAR	39,274
2,341	Pepco Holdings, Inc.	66,695
2,978	PG&E Corp.	145,714
1,161	Pinnacle West Capital Corp.	46,904
659	PNM Resources, Inc.	16,482
1,305	Portland General Electric Co.	36,736
2,184	PPL Corp.	112,913
3,199	Progress Energy, Inc.	153,552
1,979	Public Service Enterprise Group, Inc.	189,192
1,408	Puget Energy, Inc.	39,776
28,564	Reliant Energy, Inc.*	786,082
1,199	SCANA Corp.	48,667
1,401	Sierra Pacific Resources	23,635
7,045	Southern Co.	258,270
2,611	TECO Energy, Inc.	43,943
351	UIL Holdings Corp.	12,348
344	Unisource Energy Corp.	10,912
1,006	Westar Energy, Inc.	26,780
956	Wisconsin Energy Corp.	45,773

Number of Shares		Value
	Common Stocks (Continued)
5,531	Xcel Energy, Inc.	$124,724
		5,085,551
	Gas—6.6%
582	AGL Resources, Inc.	23,006
849	Atmos Energy Corp.	23,814
279	Energen Corp.	17,856
279	New Jersey Resources Corp.	13,741
526	Nicor, Inc.	22,760
3,893	NiSource, Inc.	79,612
651	Piedmont Natural Gas Co., Inc.	16,620
1,624	Sempra Energy	99,893
670	Southern Union Co.	21,105
386	Southwest Gas Corp.	11,487
956	UGI Corp.	25,449
841	Vectren Corp.	23,582
635	WGL Holdings, Inc.	21,539
		400,464
	Pipelines—6.6%
424	Equitable Resources, Inc.	23,880
658	National Fuel Gas Co.	31,906
902	ONEOK, Inc.	45,046
647	Questar Corp.	36,931
4,742	Spectra Energy Corp.	123,197
3,825	Williams (The) Cos., Inc.	139,574
		400,534
	Water—0.2%
538	Aqua America, Inc.	12,514
	Total Investments (Cost $5,630,726)—97.7%	5,899,063
	Other assets less liabilities—2.3%	137,176
	Net Assets—100.0%	$6,036,239

*  Non-income producing security.

See Notes to Financial Statements.
60

This page intentionally left blank

Statements of Assets and Liabilities

PowerShares Exchange-Traded Funds

October 31, 2007 (Unaudited)

	PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	PowerShares FTSE RAFI Basic Materials Sector Portfolio	PowerShares FTSE RAFI Consumer Goods Sector Portfolio	PowerShares FTSE RAFI Consumer Services Sector Portfolio	PowerShares FTSE RAFI Energy Sector Portfolio
ASSETS:
Unaffiliated investments at value	$131,643,106	$14,713,912	$5,516,190	$10,576,592	$29,769,157
Affiliated investments at value	458,878	34,763	81,581	32,424	5,457
Cash	904,791	—	—	74,526	17,916
Receivables:
Dividends	72,235	16,150	3,908	2,427	16,594
Expense waivers due from Adviser	2,233	9,800	10,443	9,978	8,491
Investments sold	379,881	—	—	—	—
Other assets	1,052	308	199	139	231
Total Assets	133,462,176	14,774,933	5,612,321	10,696,086	29,817,846
LIABILITIES:
Due to custodian	—	610,750	117,934	—	—
Payables:
Investments purchased	41,365	—	—	658	—
Accrued advisory fees	55,289	5,898	2,279	4,530	12,303
Accrued expenses	43,306	35,692	34,121	33,336	38,228
Total Liabilities	139,960	652,340	154,334	38,524	50,531
NET ASSETS	$133,322,216	$14,122,593	$5,457,987	$10,657,562	$29,767,315
NET ASSETS CONSIST OF:
Paid-in capital	$129,975,723	$8,426,667	$3,975,685	$9,887,880	$24,545,993
Undistributed net investment income/distributions in excess of net investment income	618,493	31,369	6,680	(933)	(11,220)
Accumulated net realized gain on investments	344,965	3,631,547	1,086,731	682,959	1,582,454
Net unrealized appreciation (depreciation) of investments	2,383,035	2,033,010	388,891	87,656	3,650,088
Net Assets	$133,322,216	$14,122,593	$5,457,987	$10,657,562	$29,767,315
Shares outstanding (unlimited amount authorized, $0.01 par value)	2,300,000	200,000	100,000	200,000	400,000
Net asset value	$57.97	$70.61	$54.58	$53.29	$74.42
Unaffiliated investments at cost	$129,260,071	$12,680,902	$5,127,299	$10,488,936	$26,119,069
Affiliated investments at cost	$458,878	$34,763	$81,581	$32,424	$5,457

See Notes to Financial Statements.
62

	PowerShares FTSE RAFI Financials Sector Portfolio	PowerShares FTSE RAFI Health Care Sector Portfolio	PowerShares FTSE RAFI Industrials Sector Portfolio	PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio	PowerShares FTSE RAFI Utilities Sector Portfolio
ASSETS:
Unaffiliated investments at value	$14,601,284	$16,441,786	$75,467,513	$18,946,333	$5,899,063
Affiliated investments at value	24,483	75,560	74,134	25,090	—
Cash	84,582	—	—	161,282	158,468
Receivables:
Dividends	18,136	17,286	45,422	42,107	6,259
Expense waivers due from Adviser	9,635	9,568	4,999	8,720	9,770
Investments sold	198,489	—	—	20,095	—
Other assets	200	269	503	208	225
Total Assets	14,936,809	16,544,469	75,592,571	19,203,835	6,073,785
LIABILITIES:
Due to custodian	—	48,805	2,007	—	—
Payables:
Investments purchased	197,620	—	—	—	—
Accrued advisory fees	6,351	6,887	30,977	7,858	2,468
Accrued expenses	32,389	37,012	42,709	35,029	35,078
Total Liabilities	236,360	92,704	75,693	42,887	37,546
NET ASSETS	$14,700,449	$16,451,765	$75,516,878	$19,160,948	$6,036,239
NET ASSETS CONSIST OF:
Paid-in capital	$15,337,306	$14,728,423	$69,244,639	$15,610,069	$4,304,250
Undistributed net investment income/distributions in excess of net investment income	43,919	2,802	110,829	25,125	5,678
Accumulated net realized gain on investments	193,778	1,022,342	966,504	873,340	1,457,974
Net unrealized appreciation (depreciation) of investments	(874,554)	698,198	5,194,906	2,652,414	268,337
Net Assets	$14,700,449	$16,451,765	$75,516,878	$19,160,948	$6,036,239
Shares outstanding (unlimited amount authorized, $0.01 par value)	300,000	300,000	1,200,000	300,000	100,000
Net asset value	$49.00	$54.84	$62.93	$63.87	$60.36
Unaffiliated investments at cost	$15,475,838	$15,743,588	$70,272,607	$16,293,919	$5,630,726
Affiliated investments at cost	$24,483	$75,560	$74,134	$25,090	$—

63

Statements of Operations

Six Months Ended October 31, 2007 (Unaudited)

	PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	PowerShares FTSE RAFI Basic Materials Sector Portfolio	PowerShares FTSE RAFI Consumer Goods Sector Portfolio	PowerShares FTSE RAFI Consumer Services Sector Portfolio	PowerShares FTSE RAFI Energy Sector Portfolio
INVESTMENT INCOME:
Unaffiliated dividend income	$1,040,291	$237,459	$80,916	$44,368	$140,779
Affiliated dividend income	8,198	2,034	2,486	801	758
Foreign withholding tax	(757)	—	—	—	—
Total Income	1,047,732	239,493	83,402	45,169	141,537
EXPENSES:
Advisory fees	297,085	47,380	18,017	21,181	52,317
Sub-licensing	59,417	9,476	3,603	4,236	10,463
Administration & Accounting fees	34,457	42,912	42,912	42,912	42,912
Printing	12,255	2,975	1,887	1,354	2,206
Audit	8,319	8,319	8,319	8,319	8,319
Offering costs	7,538	7,581	7,358	7,571	7,717
Listing fee and expenses	7,250	5,684	5,450	5,334	5,518
Custodian & transfer agent fees	4,921	3,437	3,437	3,437	3,437
Trustees	4,687	3,101	2,861	2,831	3,080
Legal	1,553	433	275	197	321
Other expenses	5,207	4,057	4,024	4,006	4,034
Total Expenses	442,689	135,355	98,143	101,378	140,324
Less fees waived:
Advisory	(19,232)	(47,380)	(18,017)	(21,181)	(52,317)
Other fees assumed by the Adviser	—	(14,061)	(47,540)	(42,974)	(7,046)
Net Expenses	423,457	73,914	32,586	37,223	80,961
Net Investment Income	624,275	165,579	50,816	7,946	60,576
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(31,964)	(176,893)	(41,296)	4,085	3,042
In-kind redemptions	804,385	3,785,030	1,178,180	708,214	1,609,567
Net realized gain	772,421	3,608,137	1,136,884	712,299	1,612,609
Net change in unrealized appreciation/depreciation on investments	(550,422)	(1,326,204)	(833,596)	(1,048,022)	1,528,307
Net realized and unrealized gain (loss) on investments	221,999	2,281,933	303,288	(335,723)	3,140,916
Net increase (decrease) in net assets resulting from operations	$846,274	$2,447,512	$354,104	$(327,777)	$3,201,492

See Notes to Financial Statements.
64

	PowerShares FTSE RAFI Financials Sector Portfolio	PowerShares FTSE RAFI Health Care Sector Portfolio	PowerShares FTSE RAFI Industrials Sector Portfolio	PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio	PowerShares FTSE RAFI Utilities Sector Portfolio
INVESTMENT INCOME:
Unaffiliated dividend income	$199,966	$155,172	$402,119	$111,371	$135,436
Affiliated dividend income	803	2,419	1,641	1,374	723
Foreign withholding tax	(56)	(654)	—	—	—
Total Income	200,713	156,937	403,760	112,745	136,159
EXPENSES:
Advisory fees	34,084	36,335	125,153	36,570	22,642
Sub-licensing	6,817	7,267	25,031	7,314	4,528
Administration & Accounting fees	42,912	42,912	42,912	34,457	34,457
Printing	1,264	2,554	4,694	1,966	2,137
Audit	8,319	8,319	8,319	8,319	8,319
Offering costs	7,583	7,510	7,618	7,593	7,518
Listing fee and expenses	5,315	5,594	6,055	5,467	5,504
Custodian & transfer agent fees	3,437	3,437	3,545	3,546	3,437
Trustees	2,889	2,987	3,427	2,965	2,899
Legal	184	372	684	286	312
Other expenses	4,024	4,045	4,505	4,173	4,032
Total Expenses	116,828	121,332	231,943	112,656	95,785
Less fees waived:
Advisory	(34,084)	(36,335)	(49,102)	(36,570)	(22,641)
Other fees assumed by the Adviser	(27,443)	(26,618)	—	(17,294)	(33,928)
Net Expenses	55,301	58,379	182,841	58,792	39,216
Net Investment Income	145,412	98,558	220,919	53,953	96,943
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(239,176)	(116,848)	(152,271)	30,551	(57,559)
In-kind redemptions	456,523	1,187,433	1,158,962	912,826	1,522,292
Net realized gain	217,347	1,070,585	1,006,691	943,377	1,464,733
Net change in unrealized appreciation/depreciation on investments	(1,576,498)	(806,426)	2,289,158	1,455,842	(1,978,923)
Net realized and unrealized gain (loss) on investments	(1,359,151)	264,159	3,295,849	2,399,219	(514,190)
Net increase (decrease) in net assets resulting from operations	$(1,213,739)	$362,717	$3,516,768	$2,453,172	$(417,247)

65

Statements of Changes in Net Assets

	PowerShares FTSE RAFI US 1500 Small-Mid Portfolio		PowerShares FTSE RAFI Basic Materials Sector Portfolio		PowerShares FTSE RAFI Consumer Goods Sector Portfolio
	Six Months Ended October 31, 2007 (Unaudited)	For the Period September 20, 2006* Through April 30, 2007	Six Months Ended October 31, 2007 (Unaudited)	For the Period September 20, 2006* Through April 30, 2007	Six Months Ended October 31, 2007 (Unaudited)	For the Period September 20, 2006* Through April 30, 2007
OPERATIONS:
Net investment income	$624,275	$220,625	$165,579	$302,713	$50,816	$187,607
Net realized gain on investments	772,421	1,884,437	3,608,137	1,794,601	1,136,884	519,025
Net change in unrealized appreciation/ depreciation of investments	(550,422)	2,933,457	(1,326,204)	3,359,214	(833,596)	1,222,487
Net increase (decrease) in net assets resulting from operations	846,274	5,038,519	2,447,512	5,456,528	354,104	1,929,119
Undistributed net investment income (loss) included in the price of units issued and redeemed	146,754	40,491	11,302	(71,185)	(53,342)	(23,621)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(264,216)	(107,528)	(246,510)	(203,385)	(79,449)	(98,952)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	69,622,031	102,455,043	19,828,656	42,703,830	10,751,881	29,685,007
Value of shares repurchased	(22,561,749)	(21,706,158)	(32,989,055)	(22,874,983)	(21,755,460)	(15,328,263)
Net income equalization	(146,754)	(40,491)	(11,302)	71,185	53,342	23,621
Net increase (decrease) in net assets resulting from shares transactions	46,913,528	80,708,394	(13,171,701)	19,900,032	(10,950,237)	14,380,365
Increase (Decrease) in Net Assets	47,642,340	85,679,876	(10,959,397)	25,081,990	(10,728,924)	16,186,911
NET ASSETS:
Beginning of period	85,679,876	—	25,081,990	—	16,186,911	—
End of period	$133,322,216	$85,679,876	$14,122,593	$25,081,990	$5,457,987	$16,186,911
Undistributed net investment income/distributions in excess of net investment income at end of period	$618,493	$111,680	$31,369	$100,998	$6,680	$88,655
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,200,000	1,900,000	300,000	800,000	200,000	600,000
Shares repurchased	(400,000)	(400,000)	(500,000)	(400,000)	(400,000)	(300,000)
Shares outstanding, beginning of period	1,500,000	—	400,000	—	300,000	—
Shares outstanding, end of period	2,300,000	1,500,000	200,000	400,000	100,000	300,000

*  Commencement of Investment Operations.

See Notes to Financial Statements.
66

	PowerShares FTSE RAFI Consumer Services Sector Portfolio		PowerShares FTSE RAFI Energy Sector Portfolio
	Six Months Ended October 31, 2007 (Unaudited)	For the period September 20, 2006* Through April 30, 2007	Six Months Ended October 31, 2007 (Unaudited)	For the period September 20, 2006* Through April 30, 2007
OPERATIONS:
Net investment income	$7,946	$26,344	$60,576	$107,604
Net realized gain on investments	712,299	1,181,150	1,612,609	3,367,103
Net change in unrealized appreciation/ depreciation of investments	(1,048,022)	1,135,678	1,528,307	2,121,781
Net increase (decrease) in net assets resulting from operations	(327,777)	2,343,172	3,201,492	5,596,488
Undistributed net investment income (loss) included in the price of units issued and redeemed	(6,931)	1,129	9,724	(15,535)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(9,726)	(18,566)	(95,949)	(93,175)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	16,524,431	30,486,275	35,371,900	47,515,291
Value of shares repurchased	(16,906,931)	(21,433,316)	(27,497,635)	(34,231,097)
Net income equalization	6,931	(1,129)	(9,724)	15,535
Net increase (decrease) in net assets resulting from shares transactions	(375,569)	9,051,830	7,864,541	13,299,729
Increase (Decrease) in Net Assets	(720,003)	11,377,565	10,979,808	18,787,507
NET ASSETS:
Beginning of period	11,377,565	—	18,787,507	—
End of period	$10,657,562	$11,377,565	$29,767,315	$18,787,507
Undistributed net investment income/distributions in excess of net investment income at end of period	$(933)	$7,778	$(11,220)	$14,429
CHANGES IN SHARES OUTSTANDING:
Shares sold	300,000	600,000	500,000	900,000
Shares repurchased	(300,000)	(400,000)	(400,000)	(600,000)
Shares outstanding, beginning of period	200,000	—	300,000	—
Shares outstanding, end of period	200,000	200,000	400,000	300,000

67

Statements of Changes in Net Assets (Continued)

	PowerShares FTSE RAFI Financials Sector Portfolio		PowerShares FTSE RAFI Health Care Sector Portfolio		PowerShares FTSE RAFI Industrials Sector Portfolio
	Six Months Ended October 31, 2007 (Unaudited)	For the Period September 20, 2006* Through April 30, 2007	Six Months Ended October 31, 2007 (Unaudited)	For the Period September 20, 2006* Through April 30, 2007	Six Months Ended October 31, 2007 (Unaudited)	For the Period September 20, 2006* Through April 30, 2007
OPERATIONS:
Net investment income	$145,412	$143,324	$98,558	$204,380	$220,919	$214,250
Net realized gain on investments	217,347	807,406	1,070,585	524,455	1,006,691	2,066,518
Net change in unrealized appreciation/ depreciation of investments	(1,576,498)	701,944	(806,426)	1,504,624	2,289,158	2,905,748
Net increase (decrease) in net assets resulting from operations	(1,213,739)	1,652,674	362,717	2,233,459	3,516,768	5,186,516
Undistributed net investment income (loss) included in the price of units issued and redeemed	(19,504)	(25,026)	(6,792)	(4,231)	60,989	8,755
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(142,060)	(83,164)	(104,749)	(188,595)	(177,063)	(208,432)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	10,720,622	41,076,550	16,273,363	45,224,207	49,593,398	68,623,129
Value of shares repurchased	(10,983,334)	(26,327,100)	(21,982,352)	(25,366,285)	(18,344,124)	(32,673,314)
Net income equalization	19,504	25,026	6,792	4,231	(60,989)	(8,755)
Net increase (decrease) in net assets resulting from shares transactions	(243,208)	14,774,476	(5,702,197)	19,862,153	31,188,285	35,941,060
Increase (Decrease) in Net Assets	(1,618,511)	16,318,960	(5,451,021)	21,902,786	34,588,979	40,927,899
NET ASSETS:
Beginning of period	16,318,960	—	21,902,786	—	40,927,899	—
End of period	$14,700,449	$16,318,960	$16,451,765	$21,902,786	$75,516,878	$40,927,899
Undistributed net investment income at end of period	$43,919	$60,071	$2,802	$15,785	$110,829	$5,984
CHANGES IN SHARES OUTSTANDING:
Shares sold	200,000	800,000	300,000	900,000	800,000	1,300,000
Shares repurchased	(200,000)	(500,000)	(400,000)	(500,000)	(300,000)	(600,000)
Shares outstanding, beginning of period	300,000	—	400,000	—	700,000	—
Shares outstanding, end of period	300,000	300,000	300,000	400,000	1,200,000	700,000

*  Commencement of Investment Operations.

See Notes to Financial Statements.
68

	PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio		PowerShares FTSE RAFI Utilities Sector Portfolio
	Six Months Ended October 31, 2007 (Unaudited)	For the Period September 20, 2006* Through April 30, 2007	Six Months Ended October 31, 2007 (Unaudited)	For the Period September 20, 2006* Through April 30, 2007
OPERATIONS:
Net investment income	$53,953	$133,344	$96,943	$300,932
Net realized gain on investments	943,377	1,535,580	1,464,733	1,460,332
Net change in unrealized appreciation/ depreciation of investments	1,455,842	1,196,572	(1,978,923)	2,247,260
Net increase (decrease) in net assets resulting from operations	2,453,172	2,865,496	(417,247)	4,008,524
Undistributed net investment income (loss) included in the price of units issued and redeemed	(4,076)	(11,299)	10,076	(61,710)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(59,652)	(98,444)	(194,141)	(208,132)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	23,577,926	41,066,412	5,875,886	47,129,478
Value of shares repurchased	(23,758,698)	(26,885,264)	(17,566,526)	(32,591,603)
Net income equalization	4,076	11,299	(10,076)	61,710
Net increase (decrease) in net assets resulting from shares transactions	(176,696)	14,192,447	(11,700,716)	14,599,585
Increase (Decrease) in Net Assets	2,212,748	16,948,200	(12,302,028)	18,338,267
NET ASSETS:
Beginning of period	16,948,200	—	18,338,267	—
End of period	$19,160,948	$16,948,200	$6,036,239	$18,338,267
Undistributed net investment income at end of period	$25,125	$34,900	$5,678	$92,800
CHANGES IN SHARES OUTSTANDING:
Shares sold	400,000	800,000	100,000	900,000
Shares repurchased	(400,000)	(500,000)	(300,000)	(600,000)
Shares outstanding, beginning of period	300,000	—	300,000	—
Shares outstanding, end of period	300,000	300,000	100,000	300,000

69

Financial Highlights

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

	Six Months Ended October 31, 2007 (Unaudited)		For the Period September 20, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$57.12		$50.52
Net investment income**	0.31		0.27
Net realized and unrealized gain on investments	0.60		6.45
Total from operations	0.91		6.72
Undistributed net investment income included in price of units issued and redeemed**	0.07		0.05
Distributions to shareholders from:
Net investment income	(0.13)		(0.17)
Net asset value at end of period	$57.97		$57.12
TOTAL RETURN***	1.71%		13.42%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$133,322		$85,680
Ratio to average net assets of:
Expenses, net of waivers and reimbursements	0.71	%†	0.73	%†
Expenses, prior to waivers and reimbursements	0.75	%†(a)	0.92	%†
Net investment income, net of waivers and reimbursements	1.05	%†	0.83	%†
Portfolio turnover rate ††	3%		9%

PowerShares FTSE RAFI Basic Materials Sector Portfolio

	Six Months Ended October 31, 2007 (Unaudited)		For the Period September 20, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$62.70		$50.27
Net investment income**	0.55		0.78
Net realized and unrealized gain on investments	8.14		12.49
Total from operations	8.69		13.27
Undistributed net investment income (loss) included in price of units issued and redeemed**	0.04		(0.18)
Distributions to shareholders from:
Net investment income	(0.82)		(0.66)
Net asset value at end of period	$70.61		$62.70
TOTAL RETURN***	14.01%		26.17%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$14,123		$25,082
Ratio to average net assets of:
Expenses, net of waivers and reimbursements	0.78	%†	0.76%†
Expenses, prior to waivers and reimbursements	1.43	%†(b)	1.18%†
Net investment income, net of waivers and reimbursements	1.75	%†	2.23%†
Portfolio turnover rate ††	12%		15%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  These expenses, prior to waivers, exclude amounts reimbursed to the Adviser under the Expense Agreement of 0.01% for the six months ended October 31, 2007.

(b)  These expenses, prior to waivers, exclude amounts reimbursed to the Adviser under the Expense Agreement of 0.02% for the six months ended October 31, 2007.

See Notes to Financial Statements.
70

Financial Highlights (Continued)

PowerShares FTSE RAFI Consumer Goods Sector Portfolio

	Six Months Ended October 31, 2007 (Unaudited)		For the Period September 20, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$53.96		$49.03
Net investment income**	0.40		0.54
Net realized and unrealized gain on investments	1.42		4.79
Total from operations	1.82		5.33
Undistributed net investment loss included in price of units issued and redeemed**	(0.41)		(0.07)
Distributions to shareholders from:
Net investment income	(0.79)		(0.33)
Net asset value at end of period	$54.58		$53.96
TOTAL RETURN***	2.64%		10.78%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$5,458		$16,187
Ratio to average net assets of:
Expenses, net of waivers and reimbursements	0.90	%†	0.76%†
Expenses, prior to waivers and reimbursements	2.72	%†(a)	1.27%†
Net investment income, net of waivers and reimbursements	1.41	%†	1.67%†
Portfolio turnover rate ††	1%		1%

PowerShares FTSE RAFI Consumer Services Sector Portfolio

	Six Months Ended October 31, 2007 (Unaudited)		For the Period September 20, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$56.89		$50.53
Net investment income**	0.05		0.10
Net realized and unrealized gain (loss) on investments	(3.53)		6.35
Total from operations	(3.48)		6.45
Undistributed net investment income (loss) included in price of units issued and redeemed**	(0.04)		—	(b)
Distributions to shareholders from:
Net investment income	(0.08)		(0.09)
Net asset value at end of period	$53.29		$56.89
TOTAL RETURN***	(6.19)%		12.78%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$10,658		$11,378
Ratio to average net assets of:
Expenses, net of waivers and reimbursements	0.88	%†	0.77	%†
Expenses, prior to waivers and reimbursements	2.39	%†(c)	1.40	%†
Net investment income, net of waivers and reimbursements	0.19	%†	0.28	%†
Portfolio turnover rate ††	3%		4%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  These expenses, prior to waivers, exclude amounts reimbursed to the Adviser under the Expense Agreement of 0.04% for the six months ended October 31, 2007.

(b)  Amount represents less than $0.01.

(c)  These expenses, prior to waivers, exclude amounts reimbursed to the Adviser under the Expense Agreement of 0.03% for the six months ended October 31, 2007.

See Notes to Financial Statements.
71

Financial Highlights (Continued)

PowerShares FTSE RAFI Energy Sector Portfolio

	Six Months Ended October 31, 2007 (Unaudited)		For the Period September 20, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$62.63		$49.16
Net investment income**	0.20		0.23
Net realized and unrealized gain on investments	11.88		13.48
Total from operations	12.08		13.71
Undistributed net investment income (loss) included in price of units issued and redeemed**	0.03		(0.03)
Distributions to shareholders from:
Net investment income	(0.32)		(0.21)
Net asset value at end of period	$74.42		$62.63
TOTAL RETURN***	19.36%		27.86%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$29,767		$18,788
Ratio to average net assets of:
Expenses, net of waivers and reimbursements	0.77	%†	0.74%†
Expenses, prior to waivers and reimbursements	1.34	%†(a)	1.09%†
Net investment income, net of waivers and reimbursements	0.58	%†	0.66%†
Portfolio turnover rate ††	0	%(b)	1%

PowerShares FTSE RAFI Financials Sector Portfolio

	Six Months Ended October 31, 2007 (Unaudited)		For the Period September 20, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$54.40		$50.47
Net investment income**	0.54		0.52
Net realized and unrealized gain (loss) on investments	(5.28)		3.92
Total from operations	(4.74)		4.44
Undistributed net investment loss included in price of units issued and redeemed**	(0.07)		(0.09)
Distributions to shareholders from:
Net investment income	(0.59)		(0.42)
Net asset value at end of period	$49.00		$54.40
TOTAL RETURN***	(8.92)%		8.62%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$14,700		$16,319
Ratio to average net assets of:
Expenses, net of waivers and reimbursements	0.81	%†	0.78%†
Expenses, prior to waivers and reimbursements	1.71	%†(c)	1.44%†
Net investment income, net of waivers and reimbursements	2.13	%†	1.65%†
Portfolio turnover rate ††	8%		10%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  These expenses, prior to waivers, exclude amounts reimbursed to the Adviser under the Expense Agreement of 0.01% for the six months ended October 31, 2007.

(b)  Amount represents less than 1%.

(c)  These expenses, prior to waivers, exclude amounts reimbursed to the Adviser under the Expense Agreement of 0.02% for the six months ended October 31, 2007.

See Notes to Financial Statements.
72

Financial Highlights (Continued)

PowerShares FTSE RAFI Health Care Sector Portfolio

	Six Months Ended October 31, 2007 (Unaudited)		For the Period September 20, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$54.76		$50.44
Net investment income**	0.34		0.42
Net realized and unrealized gain on investments	0.20		4.29
Total from operations	0.54		4.71
Undistributed net investment loss included in price of units issued and redeemed**	(0.02)		(0.01)
Distributions to shareholders from:
Net investment income	(0.44)		(0.38)
Net asset value at end of period	$54.84		$54.76
TOTAL RETURN***	0.98%		9.38%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$16,452		$21,903
Ratio to average net assets of:
Expenses, net of waivers and reimbursements	0.80	%†	0.75%†
Expenses, prior to waivers and reimbursements	1.67	%†(a)	1.11%†
Net investment income, net of waivers and reimbursements	1.36	%†	1.33%†
Portfolio turnover rate ††	2%		5%

PowerShares FTSE RAFI Industrials Sector Portfolio

	Six Months Ended October 31, 2007 (Unaudited)		For the Period September 20, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$58.47		$50.27
Net investment income**	0.26		0.36
Net realized and unrealized gain on investments	4.34		8.15
Total from operations	4.60		8.51
Undistributed net investment income included in price of units issued and redeemed**	0.07		0.02
Distributions to shareholders from:
Net investment income	(0.21)		(0.33)
Net asset value at end of period	$62.93		$58.47
TOTAL RETURN***	8.00%		17.01%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$75,517		$40,928
Ratio to average net assets of:
Expenses, net of waivers and reimbursements	0.73	%†	0.73	%†
Expenses, prior to waivers and reimbursements	0.93	%†(b)	1.00	%†
Net investment income, net of waivers and reimbursements	0.88	%†	1.05	%†
Portfolio turnover rate ††	8%		3%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  These expenses, prior to waivers, exclude amounts reimbursed to the Adviser under the Expense Agreement of 0.02% for the six months ended October 31, 2007.

(b)  These expenses, prior to waivers, exclude amounts reimbursed to the Adviser under the Expense Agreement of 0.01% for the six months ended October 31, 2007.

See Notes to Financial Statements.
73

Financial Highlights (Continued)

PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio

	Six Months Ended October 31, 2007 (Unaudited)		For the Period September 20, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$56.49		$50.60
Net investment income**	0.21		0.32
Net realized and unrealized gain on investments	7.45		5.85
Total from operations	7.66		6.17
Undistributed net investment loss included in price of units issued and redeemed**	(0.02)		(0.03)
Distributions to shareholders from:
Net investment income	(0.26)		(0.25)
Net asset value at end of period	$63.87		$56.49
TOTAL RETURN***	13.55%		12.15%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$19,161		$16,948
Ratio to average net assets of:
Expenses, net of waivers and reimbursements	0.80	%†	0.75%†
Expenses, prior to waivers and reimbursements	1.54	%†(a)	1.17%†
Net investment income, net of waivers and reimbursements	0.74	%†	0.97%†
Portfolio turnover rate ††	0	%(b)	4%

PowerShares FTSE RAFI Utilities Sector Portfolio

	Six Months Ended October 31, 2007 (Unaudited)		For the Period September 20, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$61.13		$49.93
Net investment income**	0.62		0.78
Net realized and unrealized gain (loss) on investments	(0.18)		11.23
Total from operations	0.44		12.01
Undistributed net investment income (loss) included in price of units issued and redeemed**	0.06		(0.16)
Distributions to shareholders from:
Net investment income	(1.27)		(0.65)
Net asset value at end of period	$60.36		$61.13
TOTAL RETURN***	0.90%		23.87%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$6,036		$18,338
Ratio to average net assets of:
Expenses, net of waivers and reimbursements	0.87	%†	0.75	%†
Expenses, prior to waivers and reimbursements	2.12	%†(c)	1.19	%†
Net investment income, net of waivers and reimbursements	2.14	%†	2.32	%†
Portfolio turnover rate ††	1%		0	%(b)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

+  Annualized.

++  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  These expenses, prior to waivers, exclude amounts reimbursed to the Adviser under the Expense Agreement of 0.04% for the six months ended October 31, 2007.

(b)  Amount represents less than 1%.

(c)  These expenses, prior to waivers, exclude amounts reimbursed to the Adviser under the Expense Agreement of 0.07% for the six months ended October 31, 2007.

See Notes to Financial Statements.
74

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

October 31, 2007 (Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), is an exchange-traded, management investment company that was organized as a Massachusetts business trust on June 9, 2000. The Trust currently consists of seventy portfolios. This report includes the following portfolios:

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	"FTSE RAFI US 1500 Small-Mid Portfolio"

PowerShares FTSE RAFI Basic Materials Sector Portfolio	"FTSE RAFI Basic Materials Sector Portfolio"

PowerShares FTSE RAFI Consumer Goods Sector Portfolio	"FTSE RAFI Consumer Goods Sector Portfolio"

PowerShares FTSE RAFI Consumer Services Sector Portfolio	"FTSE RAFI Consumer Services Sector Portfolio"

PowerShares FTSE RAFI Energy Sector Portfolio	"FTSE RAFI Energy Sector Portfolio"

PowerShares FTSE RAFI Financials Sector Portfolio	"FTSE RAFI Financials Sector Portfolio"

PowerShares FTSE RAFI Health Care Sector Portfolio	"FTSE RAFI Health Care Sector Portfolio"

PowerShares FTSE RAFI Industrials Sector Portfolio	"FTSE RAFI Industrials Sector Portfolio"

PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio	"FTSE RAFI Telecommunications & Technology Sector Portfolio"

PowerShares FTSE RAFI Utilities Sector Portfolio	"FTSE RAFI Utilities Sector Portfolio"

Each Portfolio represents a separate series of the Trust (the "Fund" or "Funds"). Each Fund's shares are listed and traded on NASDAQ. The Funds' market prices may differ to some degree from the net asset value of the shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in a large specified number of shares, each called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following equity indices:

Fund	Index
FTSE RAFI US 1500 Small-Mid Portfolio	FTSE US 1500 Small-Mid Index

FTSE RAFI Basic Materials Sector Portfolio	FTSE Basic Materials Sector Index

FTSE RAFI Consumer Goods Sector Portfolio	FTSE Consumer Goods Sector Index

FTSE RAFI Consumer Services Sector Portfolio	FTSE Consumer Services Sector Index

FTSE RAFI Energy Sector Portfolio	FTSE Oil & Gas Index

FTSE RAFI Financials Sector Portfolio	FTSE Financials Sector Index

FTSE RAFI Health Care Sector Portfolio	FTSE Health Care Sector Index

FTSE RAFI Industrials Sector Portfolio	FTSE Industrials Sector Index

FTSE RAFI Telecommunications & Technology Sector Portfolio	FTSE Telecommunications & Technology Sector Index

FTSE RAFI Utilities Sector Portfolio	FTSE Utilities Sector Index

75

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2007 (Unaudited)

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The financial statements have been prepared in compliance with all applicable accounting rules and practices, including FIN 48.

A. Security Valuation

Securities are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or in the case of NASDAQ, at the NASDAQ official closing price. Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trust's Pricing Committee in accordance with procedures adopted by the Board of Trustees. Investments in money market mutual funds are stated at net asset value.

B. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and net taxable capital gains to its shareholders. Therefore, no provision for Federal income taxes is required.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, losses deferred due to post-October losses and excise tax regulations.

C. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Corporate actions (including cash dividends) are recorded net of nonreclaimable foreign tax withholdings on the ex-dividend date.

D. Expenses

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

E. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and distributes net realized taxable capital gains, if any, annually. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in each Fund's financial statements as a return of capital.

76

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2007 (Unaudited)

F. Equalization

All Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholder's per share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital shares. Equalization is calculated on a per share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income included in the price of capital shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

Note 3. Advisory and Administration Agreements

PowerShares Capital Management LLC (the "Adviser") has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. The fees paid by each Fund to the Adviser are accrued daily and are payable at 0.50% per annum on each Fund's average daily net assets.

Each Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses. Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Funds (excluding interest expense, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) from exceeding 0.60% of average daily net assets per year (the "Expense Cap"), at least until April 30, 2008. Offering costs excluded from the Expense Cap are: (a) legal fees pertaining to the Funds' shares offered for sale; (b) Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange.

For the six months ended October 31, 2007, the Adviser waived and assumed the following fees and expenses:

	Fees Waived	Expenses Assumed
FTSE RAFI US 1500 Small-Mid Portfolio	$19,232	$—
FTSE RAFI Basic Materials Portfolio	47,380	14,061
FTSE RAFI Consumer Goods Sector Portfolio	18,017	47,540
FTSE RAFI Consumer Services Sector Portfolio	21,181	42,974
FTSE RAFI Energy Sector Portfolio	52,317	7,046
FTSE RAFI Financials Sector Portfolio	34,084	27,443
FTSE RAFI Health Care Sector Portfolio	36,335	26,618
FTSE RAFI Industrials Sector Portfolio	49,102	—
FTSE RAFI Telecommunications & Technology Sector Portfolio	36,570	17,294
FTSE RAFI Utilities Sector Portfolio	22,641	33,928

77

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2007 (Unaudited)

The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") in which expenses borne by the Adviser are subject to reimbursement by each Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap as specified above.

During the six months ended October 31, 2007, details of expense waivers and reimbursments to the Adviser under the Expense Agreement was as follows:

	Gross Waivers	Gross Reimbusements	Net (Waivers)/ Reimbursements
FTSE RAFI US 1500 Small-Mid Portfolio	$(22,301)	$3,069	$(19,232)
FTSE RAFI Basic Materials Portfolio	(63,087)	1,646	(61,441)
FTSE RAFI Consumer Goods Sector Portfolio	(66,897)	1,340	(65,557)
FTSE RAFI Consumer Services Sector Portfolio	(65,471)	1,316	(64,155)
FTSE RAFI Energy Sector Portfolio	(60,690)	1,327	(59,363)
FTSE RAFI Financials Sector Portfolio	(62,859)	1,332	(61,527)
FTSE RAFI Health Care Sector Portfolio	(64,270)	1,317	(62,953)
FTSE RAFI Industrials Sector Portfolio	(50,463)	1,361	(49,102)
FTSE RAFI Telecommunications & Technology Sector Portfolio	(56,819)	2,955	(53,864)
FTSE RAFI Utilities Sector Portfolio	(59,527)	2,958	(56,569)

The net amounts of waivers or reimbursements are also shown on the Statements of Operations.

The amounts subject to reimbursement to the Adviser at October 31, 2007 are as follows:

	Reimbursements available during the fiscal years ending:
	04/30/08	04/30/09	04/30/10
FTSE RAFI US 1500 Small-Mid Portfolio	$70,499	$70,499	$70,499
FTSE RAFI Basic Materials Sector Portfolio	117,429	117,429	117,429
FTSE RAFI Consumer Goods Sector Portfolio	122,714	122,714	122,714
FTSE RAFI Consumer Services Sector Portfolio	122,065	122,065	122,065
FTSE RAFI Energy Sector Portfolio	116,312	116,312	116,312
FTSE RAFI Financials Sector Portfolio	118,520	118,520	118,520
FTSE RAFI Health Care Sector Portfolio	119,609	119,609	119,609
FTSE RAFI Industrials Sector Portfolio	103,356	103,356	103,356
FTSE RAFI Telecommunications & Technology Sector Portfolio	110,795	110,795	110,795
FTSE RAFI Utilities Sector Portfolio	113,573	113,573	113,573

Distribution Agreement

A I M Distributors, Inc. (the "Distributor") serves as the distributor of Creation Units of each Fund pursuant to a Distribution Agreement between the Distributor and the Trust. The Distributor does not maintain a secondary market in shares.

The Board of Trustees of the Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, each Fund is authorized to pay an amount up to a maximum

78

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2007 (Unaudited)

annual rate of 0.25% of the average daily net assets for certain distribution-related activities. No 12b-1 fees are currently charged to the Funds, and there are no plans to impose these fees.

Licensing Fee Agreement

The Adviser has entered into a licensing agreement for each Fund with the FTSE International Ltd. (the "Licensor"). The trademarks are owned by the Licensor. These trademarks have been licensed to the Adviser for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensor and the Licensor makes no representation regarding the advisability of investing in any of these Funds. The Funds are required to pay the sub-licensing fees, which are shown on the Statements of Operations.

The Bank of New York serves as the administrator, custodian and fund accounting and transfer agent for each Fund. Effective July 2, 2007, The Bank of New York became a wholly-owned subsidiary of The Bank of New York Mellon Corporation.

The custodian has agreed to provide an overdraft protection to the Funds according to the terms of the service agreement.

Note 4. INVESCO Transactions and Transactions with Affiliates

On September 18, 2006, INVESCO PLC (formerly AMVESCAP PLC) and A I M Management Group, Inc., an indirect wholly-owned subsidiary of INVESCO PLC, announced that they had completed their acquisition of the Adviser (the "Acquisition"). The Board of Trustees, including a majority of the independent Trustees, and shareholders of each Fund had previously approved a new advisory agreement with the Adviser that became effective on September 18, 2006.

The Funds are permitted to invest daily available cash balances in affiliated money market funds. The Funds invest in the Liquid Assets Portfolio ("LAP") of the Short-Term Investments. LAP is advised by A I M Advisors, Inc., an affiliate of the Adviser.

Note 5. Federal Income Tax

At October 31, 2007, the cost of investments for Federal income tax purposes and accumulated net unrealized appreciation/depreciation on investments were as follows:

	Cost	Unrealized Appreciation/ Depreciation	Gross Unrealized Appreciation	Gross Unrealized Depreciation
FTSE RAFI US 1500 Small-Mid Portfolio	$129,718,949	$2,383,035	$14,050,244	$(11,667,209)
FTSE RAFI Basic Materials Sector Portfolio	12,715,665	2,033,010	2,215,139	(182,129)
FTSE RAFI Consumer Goods Sector Portfolio	5,208,880	388,891	629,798	(240,907)
FTSE RAFI Consumer Services Sector Portfolio	10,521,360	87,656	681,534	(593,878)
FTSE RAFI Energy Sector Portfolio	26,124,526	3,650,088	3,711,091	(61,003)
FTSE RAFI Financials Sector Portfolio	15,500,321	(874,554)	552,857	(1,427,411)
FTSE RAFI Health Care Sector Portfolio	15,819,148	698,198	1,253,272	(555,074)
FTSE RAFI Industrials Sector Portfolio	70,346,741	5,194,906	5,932,320	(737,414)
FTSE RAFI Telecommunications & Technology Sector Portfolio	16,319,009	2,652,414	2,996,551	(344,137)
FTSE RAFI Utilities Sector Portfolio	5,630,726	268,337	364,316	(95,979)

79

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2007 (Unaudited)

At April 30, 2007, the components of accumulated earnings/loss on a tax basis were as follows:

	Accumulated Earnings	Net Accumulated Capital and other Gains/Losses	Unrealized Appreciation/ Depreciation	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Accumulated Earnings/Loss
FTSE RAFI US 1500 Small-Mid Portfolio	$111,680	$(5,818)	$2,670,659	$5,015,951	$(2,345,292)	$2,776,521
FTSE RAFI Basic Materials Sector Portfolio	124,408	—	3,359,214	3,359,214	—	3,483,622
FTSE RAFI Consumer Goods Sector Portfolio	88,655	—	1,221,365	1,359,851	(138,486)	1,310,020
FTSE RAFI Consumer Services Sector Portfolio	7,778	(9,952)	1,135,252	1,191,868	(56,616)	1,133,078
FTSE RAFI Energy Sector Portfolio	14,429	—	2,121,781	2,156,922	(35,141)	2,136,210
FTSE RAFI Financials Sector Portfolio	60,071	(4,934)	683,309	748,971	(65,662)	738,446
FTSE RAFI Health Care Sector Portfolio	15,785	—	1,504,570	1,753,714	(249,144)	1,520,355
FTSE RAFI Industrials Sector Portfolio	5,984	—	2,894,544	3,116,833	(222,289)	2,900,528
FTSE RAFI Telecommunications & Technology Sector Portfolio	34,900	(9)	1,196,243	1,415,920	(219,677)	1,231,134
FTSE RAFI Utilities Sector Portfolio	92,800	—	2,247,260	2,267,986	(20,726)	2,340,060

At April 30, 2007, the cost of investments for Federal income tax purposes was as follows:

FTSE RAFI US 1500 Small-Mid Portfolio	$82,508,911
FTSE RAFI Basic Materials Sector Portfolio	21,270,492
FTSE RAFI Consumer Goods Sector Portfolio	14,992,543
FTSE RAFI Consumer Services Sector Portfolio	10,200,219
FTSE RAFI Energy Sector Portfolio	16,750,323
FTSE RAFI Financials Sector Portfolio	15,382,204
FTSE RAFI Health Care Sector Portfolio	20,396,704
FTSE RAFI Industrials Sector Portfolio	37,722,968
FTSE RAFI Telecommunications & Technology Sector Portfolio	15,806,701
FTSE RAFI Utilities Sector Portfolio	16,081,357

80

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2007 (Unaudited)

Distributions to Shareholders:

The tax character of distributions paid during the period ended April 30, 2007 was as follows:

Distributions paid from Ordinary Income
FTSE RAFI US 1500 Small-Mid Portfolio	$107,528
FTSE RAFI Basic Materials Sector Portfolio	203,385
FTSE RAFI Consumer Goods Sector Portfolio	98,952
FTSE RAFI Consumer Services Sector Portfolio	18,566
FTSE RAFI Energy Sector Portfolio	93,175
FTSE RAFI Financials Sector Portfolio	83,164
FTSE RAFI Health Care Sector Portfolio	188,595
FTSE RAFI Industrials Sector Portfolio	208,432
FTSE RAFI Telecommunications & Technology Sector Portfolio	98,444
FTSE RAFI Utilities Sector Portfolio	208,132

At April 30, 2007, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by the regulations, to offset future capital gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Capital Loss Available Through					Total
	2011	2012	2013	2014	2015	Amount
FTSE RAFI US 1500 Small-Mid Portfolio	—	—	—	—	$5,818	$5,818
FTSE RAFI Consumer Services Sector Portfolio	—	—	—	—	9,952	9,952
FTSE RAFI Financials Sector Portfolio	—	—	—	—	4,934	4,934
FTSE RAFI Telecommunications & Technology Sector Portfolio	—	—	—	—	9	9

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year.

During the period ended April 30, 2007, the Funds incurred and will elect to defer net capital losses as follows:

Post-October Losses
FTSE RAFI US 1500 Small-Mid Portfolio	$158,840
FTSE RAFI Consumer Goods Sector Portfolio	49,031
FTSE RAFI Consumer Services Sector Portfolio	18,962
FTSE RAFI Energy Sector Portfolio	30,155
FTSE RAFI Health Care Sector Portfolio	48,189
FTSE RAFI Industrials Sector Portfolio	28,983
FTSE RAFI Telecommunications & Technology Sector Portfolio	69,699
FTSE RAFI Utilities Sector Portfolio	6,759

At April 30, 2007, the following reclassifications were made to the capital accounts of the Funds, to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations, which are primarily due to the differences between book and tax treatment of investments in

81

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2007 (Unaudited)

real estate investment trusts, investments in partnerships, wash sales from redemptions in-kind transactions, redemption in-kind transactions, return of capital and net investment losses. Net investment income, net realized gains and net assets were not affected by these changes.

	Undistributed Net Investment Income (Loss)	Undistributed Capital Gains/ (Accumulated Losses)	Paid-in Capital
FTSE RAFI US 1500 Small-Mid Portfolio	$(41,908)	$(2,311,893)	$2,353,801
FTSE RAFI Basic Materials Sector Portfolio	72,855	(1,771,191)	1,698,336
FTSE RAFI Consumer Goods Sector Portfolio	23,621	(569,178)	545,557
FTSE RAFI Consumer Services Sector Portfolio	(1,129)	(1,210,490)	1,211,619
FTSE RAFI Energy Sector Portfolio	15,535	(3,397,258)	3,381,723
FTSE RAFI Financials Sector Portfolio	24,937	(830,975)	806,038
FTSE RAFI Health Care Sector Portfolio	4,231	(572,698)	568,467
FTSE RAFI Industrials Sector Portfolio	(8,589)	(2,106,705)	2,115,294
FTSE RAFI Telecommunications & Technology Sector Portfolio	11,299	(1,605,617)	1,594,318
FTSE RAFI Utilities Sector Portfolio	61,710	(1,467,091)	1,405,381

Note 6. Investment Transactions

For the six months ended October 31, 2007, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
FTSE RAFI US 1500 Small-Mid Portfolio	$2,946,038	$10,424,410
FTSE RAFI Basic Materials Sector Portfolio	2,527,435	2,311,668
FTSE RAFI Consumer Goods Sector Portfolio	50,338	273,549
FTSE RAFI Consumer Services Sector Portfolio	253,228	494,777
FTSE RAFI Energy Sector Portfolio	63,883	1,170,734
FTSE RAFI Financials Sector Portfolio	1,093,958	2,214,265
FTSE RAFI Health Care Sector Portfolio	250,231	2,985,663
FTSE RAFI Industrials Sector Portfolio	4,172,612	3,943,987
FTSE RAFI Telecommunications & Technology Sector Portfolio	65,403	274,041
FTSE RAFI Utilities Sector Portfolio	87,323	1,448,052

For the six months ended October 31, 2007 in-kind transactions were as follows:

	Purchases	Sales
FTSE RAFI US 1500 Small-Mid Portfolio	$61,342,637	$7,496,343
FTSE RAFI Basic Materials Sector Portfolio	5,834,211	18,153,538
FTSE RAFI Consumer Goods Sector Portfolio	1,335,074	12,018,157
FTSE RAFI Consumer Services Sector Portfolio	6,060,730	6,210,661
FTSE RAFI Energy Sector Portfolio	17,843,474	8,934,125
FTSE RAFI Financials Sector Portfolio	5,728,627	4,695,974
FTSE RAFI Health Care Sector Portfolio	6,969,804	9,881,654
FTSE RAFI Industrials Sector Portfolio	39,093,817	7,732,488
FTSE RAFI Telecommunications & Technology Sector Portfolio	6,386,155	6,601,811
FTSE RAFI Utilities Sector Portfolio	1,739,519	12,210,689

82

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2007 (Unaudited)

There were no purchases or sales of U.S. government or government agency obligations for the six months ended October 31, 2007. Gains on in-kind transactions are not considered taxable gains for Federal income tax purposes.

Note 7. Trustees' Fees

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. The interested Trustee does not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, a trustee who is not an "interested person" (as defined in the 1940 Act) and has elected to participate in the Plan (a "participating trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees") from the Trust. The Deferral Fees payable to the participating trustee is credited to the trustee's Deferral Fee Account as of the first business dates of each calendar quarter such Fees would have been paid to the participating trustee. The value of the account increases with contributions to the account or with increases in the value of the shares owned, and the value of the account decreases with withdrawals from the account or with declines in the value of the shares owned.

Note 8. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 100,000. Only authorized participants are permitted to create or redeem from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of each Fund of the Trust on the transaction date.

Note 9. Risk of Concentration

The Funds concentrate their investments in certain industries, subjecting them to greater risk than funds that invest in a wider range of industries.

Note 10. Indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

Note 11. New Accounting Pronouncement

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurement" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurement. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is currently assessing the impact of FAS 157, if any, on the Funds' financial statements and intends for the Funds to adopt FAS 157 provisions during the fiscal year ending April 30, 2009.

83

Supplemental Information (Unaudited)

Trustees and Officers

The Trustees who are not affiliated with the Adviser or affiliates of the Adviser and executive officers of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by each Trustee and the other directorships, if any, held by the Trustee, are shown below.

Name, Address and Age of Independent Trustee	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships Held by Trustee
Ronn R. Bagge (49) YQA Capital Management, LLC 1755 S. Naperville Rd., Suite 100 Wheaton, IL 60187	Trustee	Since 2003	YQA Capital Management LLC (July 1998-Present); formerly Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider)	89	None

  *  This is the date the Trustee began serving the Trust.

  **  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. The Fund Complex consists of the Trust's 70 Portfolios and one other exchange-traded fund trust with 19 Portfolios advised by the Adviser.

84

Supplemental Information (Unaudited) (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Trustees	Other Directorships Held by Trustees
Marc M. Kole (47) c/o PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2006	Assistant Vice President, Controller, Priority Health (September 2005-present); formerly, Interim CFO, Priority Health (July 2006-February 2007); Senior Vice President of Finance, United Healthcare (health insurance) (July 2004-July 2005); Senior Vice President of Finance, Oxford Health Plans (June 2000-July 2004)	89	None

D. Mark McMillan (44) c/o PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Member, Bell, Boyd & Lloyd LLC (1989 Present)	89	None

  *  This is the date the Trustee began serving the Trust.

  **  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. The Fund Complex consists of the Trust's 70 Portfolios and one other exchange-traded fund trust with 19 Portfolios advised by the Adviser.

85

Supplemental Information (Unaudited) (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustee	Position with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships Held by Trustee
Philip M. Nussbaum (46) c/o PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Chairman, Performance Trust Capital Partners (formerly Betzold, Berg, Nussbaum & Heitman, Inc.); formerly Managing Director, Communication Institute (May 2002 August 2003); Executive Vice President of Finance, Betzold, Berg, Nussbaum & Heitman, Inc. (March 1994-1999)	89	None

  *  This is the date the Trustee began serving the Trust.

  **  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. The Fund Complex consists of the Trust's 70 Portfolios and one other exchange-traded fund trust with 19 Portfolios advised by the Adviser.

86

Supplemental Information (Unaudited) (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustee	Position with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships Held by Trustee
Donald H. Wilson (47) c/o PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2006	President and Chief Operating Officer, AMCORE Financial, Inc. (bank holding company) (August 2007-Present), Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (February 2006- August 2007); formerly, Senior Vice President and Treasurer, Marshall & Ilsley Corp. (bank holding company) (May 1995- February 2006)	89	None

  *  This is the date the Trustee began serving the Trust.

  **  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. The Fund Complex consists of the Trust's 70 Portfolios and one other exchange-traded fund trust with 19 Portfolios advised by the Adviser.

87

Supplemental Information (Unaudited) (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Management Trustee	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex*** Overseen by Trustee	Other Directorships Held by Trustee
H. Bruce Bond (44)** PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chairman of the Board, Trustee and Chief Executive Officer	Since 2003	Managing Director, PowerShares Capital Management LLC August 2002-Present); Manager, Nuveen Investments (April 1998-August 2002)	89	None

  *  This is the date the Management Trustee began serving the Trust.

  **  Interested person as defined in Section 2(a)(19) of the 1940 Act.

  ***  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. The Fund Complex consists of the Trust's 70 Portfolios and one other exchange-traded fund trust with 19 Portfolios advised by the Adviser.

88

Supplemental Information (Unaudited) (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Officers	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Bruce T. Duncan (53) PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chief Financial Officer and Treasurer	Since 2006	Senior Vice President of Finance, PowerShares Capital Management LLC (September 2005-Present); Private Practice Attorney (2000-2005); Vice President of Investor Relations, The ServiceMaster Company (1994-2000); Vice President of Taxes, The ServiceMaster Company (1990-2000)

Kevin R. Gustafson (42) PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chief Compliance Officer	Since 2004	General Counsel and Chief Compliance Officer, PowerShares Capital Management LLC (September 2004-Present); Attorney, Nyberg & Gustafson (2001-2004); Attorney, Burke, Warren, McKay & Serritella, P.C. (1997-2000)

Keith Ovitt (45) PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Secretary	Since 2003	Managing Director, PowerShares Capital Management LLC (April 2003-Present); President, Ovitech (2002-2003); Vice President of Information Systems for DFG Foods, LLC (Division of FoodBrands America/Tyson Foods) (1999-2002); Systems Manager, Nabisco Biscuit Company (1997-1999)

  *  This is the period for which the Officers began serving the Trust. Each Officer serves an indefinite term, until his successor is elected.

89

PowerShares        Leading the Intelligent ETF Revolution

PowerShares continues to offer new solutions to the complex needs demanded by advisors and investors today. PowerShares is "Leading the Intelligent ETF Revolution" providing investment advisors and investors with institutional-caliber asset management by seeking to replicate enhanced indexes in one of the more benefit-rich investment vehicles available in the marketplace today, the exchange-traded fund (ETF). Each PowerShares fund can be classified into one of three different categories based on the objective and characteristics of its underlying index: Intelligent Index, Intelligent Exposure and Intelligent Access.

For most recent portfolio performance, please visit our website at www.powershares.com.

This page contains advertising materials and should not be viewed as part of the Semi-Annual Report.
90

Intelligent Index

PowerShares believes that having insight into a stock's investment merit can have a positive impact on performance. Therefore, most PowerShares ETFs are based on Intelligent Indexes, which seek to provide alpha1 by identifying stocks with the greatest investment merit. These indexes use proprietary methodologies to identify financially strong, effectively managed and attractively priced companies with strong capital appreciation potential. Because their objective is to maximize performance, Intelligent Indexes may look different from the market.

Exchange-Traded Funds

Intelligent Index

PWC  -  Dynamic Market

PWO  -  Dynamic OTC

PIQ  -  Dynamic MagniQuant

PJF  -  Dynamic Large Cap

PJG  -  Dynamic Mid Cap

PJM  -  Dynamic Small Cap

PWB  -  Dynamic Large Cap Growth

PWV  -  Dynamic Large Cap Value

PWJ  -  Dynamic Mid Cap Growth

PWP  -  Dynamic Mid Cap Value

PWT  -  Dynamic Small Cap Growth

PWY  -  Dynamic Small Cap Value

PGZ  -  Dynamic Aggressive Growth

PVM  -  Dynamic Deep Value

PYZ  -  Dynamic Basic Materials Sector

PEZ  -  Dynamic Consumer Discretionary Sector

PSL  -  Dynamic Consumer Staples Sector

PXI  -  Dynamic Energy Sector

PFI  -  Dynamic Financials Sector

PTH  -  Dynamic Healthcare Sector

PRN  -  Dynamic Industrials Sector

PTF  -  Dynamic Technology Sector

PTE  -  Dynamic Telecommunications & Wireless

PUI  -  Dynamic Utilities

PJB  -  Dynamic Banking

PBE  -  Dynamic Biotechnology & Genome

PKB  -  Dynamic Building & Construction

PXE  -  Dynamic Energy Exploration & Production

PBJ  -  Dynamic Food & Beverage

PHW  -  Dynamic Hardware & Consumer Electronics

PTJ  -  Dynamic Healthcare Services

PIC  -  Dynamic Insurance

PEJ  -  Dynamic Leisure and Entertainment

PBS  -  Dynamic Media

PXQ  -  Dynamic Networking

PXJ  -  Dynamic Oil & Gas Services

PJP  -  Dynamic Pharmaceuticals

PMR  -  Dynamic Retail

PSI  -  Dynamic Semiconductors

PSJ  -  Dynamic Software

1 Alpha is a measure of risk adjusted performance relative to a benchmark or the market.

This page contains advertising materials and should not be viewed as part of the Semi-Annual Report.
91

Intelligent Exposure

For investors looking for more market-like exposure, PowerShares offers a lineup of ETFs that seek to track indexes with an Intelligent Exposure objective. These indexes seek to provide accurate exposure to the economy, yet are constructed using more sophisticated techniques than traditional benchmark indexes, which typically use a weighting structure based on market capitalization. Under this traditional structure, market speculation can lead to significant mispricing of stocks and, therefore, suboptimal weights in the index. But indexes seeking Intelligent Exposure use a weighting structure based on company fundamentals: sales, cash flow, book value and dividends. PowerShares believes these factors paint a truer picture of a company's size and lead to more optimal index weightings.

Exchange-Traded Funds

Intelligent Exposure

PRF  -  FTSE RAFI US 1000

PRFZ  -  FTSE RAFI US 1500 Small-Mid

PRFM  -  FTSE RAFI Basic Materials Sector

PRFG  -  FTSE RAFI Consumer Goods Sector

PRFS  -  FTSE RAFI Consumer Services Sector

PRFE  -  FTSE RAFI Energy Sector

PRFF  -  FTSE RAFI Financials Sector

PRFH  -  FTSE RAFI Health Care Sector

PRFN  -  FTSE RAFI Industrials Sector

PRFQ  -  FTSE RAFI Telecom & Technology Sector

PRFU  -  FTSE RAFI Utilities Sector

Intelligent Access

Without targeted investment products, unique market segments such as currency or nanotech may be difficult for investors to access. These segments are the focus of indexes that promote Intelligent Access. PowerShares has a diverse lineup of ETFs based on indexes that offer exposure to specific, unique or previously uncovered market areas.

Exchange-Traded Funds

Intelligent Access

PPA  -  Aerospace & Defense

ADRA  -  BLDRS Asia 50 ADR Index Fund

ADRD  -  BLDRS Developed Markets 100 ADR Index Fund

ADRE  -  BLDRS Emerging Markets 50 ADR Index Fund

ADRU  -  BLDRS Europe 100 ADR Index Fund

PKW  -  Buyback Achievers

PZD  -  Cleantech

PFM  -  Dividend Achievers

PDP  -  DWA Technical Lenders

PGF  -  Financial Preferred

PGJ  -  Golden Dragon Halter USX China

PHJ  -  High Growth Rate Dividend Achievers

PEY  -  High Yield Equity Dividend Achievers

PID  -  International Dividend Achievers

PSP  -  Listed Private Equity

PXN  -  Lux Nanotech

QQQQ  -  PowerShares QQQ

PYH  -  Value Line Industry Rotation

PIV  -  Value Line Timeliness Select

PHO  -  Water Resources

PBW  -  WilderHill Clean Energy

PUW  -  WilderHill Progressive Energy

PZI  -  Zacks Micro Cap

PZJ  -  Zacks Small Cap

This page contains advertising materials and should not be viewed as part of the Semi-Annual Report.
92

PowerShares  Asset Class Guide

Domestic Equity

Broad

PWC  Dynamic Market

PWO  Dynamic OTC

PIV  Value Line Timeliness Select

PRF  FTSE RAFI US 1000

PRFZ  FTSE RAFI US 1500

PIQ  Dynamic MagniQuant

QQQQ  PowerShares QQQ

PKW  Buyback Achievers

PDP  DWA Technical Leaders

PVM  Dynamic Deep Value

PGZ  Dynamic Aggressive Growth

Style

PJF  Dynamic Large Cap

PWB  Dynamic Large Cap Growth

PWV  Dynamic Large Cap Value

PJG  Dynamic Mid Cap

PWJ  Dynamic Mid Cap Growth

PWP  Dynamic Mid Cap Value

PJM  Dynamic Small Cap

PWT  Dynamic Small Cap Growth

PWY  Dynamic Small Cap Value

PZJ  Zacks Small Cap

PZI  Zacks Micro Cap

International/Region

Region

PPGJ  Golden Dragon Halter USX China

ADRA  BLDRS Asia 50 ADR Index Fund

ADRD  BLDRS Developed Markets 100 ADR Index Fund

ADRE  BLDRS Emerging Markets 50 ADR Index Fund

ADRU  BLDRS Europe 100 ADR Index Fund

Income

PID  International Dividend Achievers

Income/Dividend

PEY  High Yield Equity Dividend Achievers

PHJ  High Growth Rate Dividend Achievers

PFM  Dividend Achievers

PGF  Financial Preferred

Sector and Industry

Sector

PUI  Dynamic Utilities

PYZ  Dynamic Basic Materials Sector

PEZ  Dynamic Consumer Discretionary Sector

PSL  Dynamic Consumer Staples Sector

PXI  Dynamic Energy Sector

PFI  Dynamic Financial Sector

PTH  Dynamic Healthcare Sector

PRN  Dynamic Industrials Sector

PTF  Dynamic Technology Sector

PTE  Dynamic Telecommunications & Wireless

PRFQ  FTSE RAFI Consumer Goods Sector

PRFS  FTSE RAFI Consumer Services Sector

PRFE  FTSE RAFI Energy Sector

PRFF  FTSE RAFI Financials Sector

PRFH  FTSE RAFI Health Care Sector

PRFN  FTSE RAFI Industrials Sector

PRFM  FTSE RAFI Basic Materials Sector

PRFQ  FTSE RAFI Telecommunications & Technology Sector

PRFU  FTSE RAFI Utilities Sector

Industry

PJB  Dynamic Banking Sector

PBE  Dynamic Biotechnology & Genome

PKB  Dynamic Building & Construction

PXE  Dynamic Energy Exploration & Production

PBJ  Dynamic Food & Beverage

PHW  Dynamic Hardware & Consumer Electronics

PTJ  Dynamic Healthcare Services Sector

PIC  Dynamic Insurance

PEJ  Dynamic Leisure and Entertainment

PBS  Dynamic Media

PXQ  Dynamic Networking

PXJ  Dynamic Oil & Gas Services

PJP  Dynamic Pharmaceuticals

PMR  Dynamic Retail

PSI  Dynamic Semiconductors

PSJ  Dynamic Software

PPA  Aerospace & Defense

PBW  Clean Energy

PZD  Cleantech

PSP  Listed Private Equity

PXN  Nanotech

PUW  Progressive Energy

PYH  Value Line Industry Rotation

PHO  Water Resources

This page contains advertising materials and should not be viewed as part of the Semi-Annual Report.
93

PowerShares  Risk Spectrum

Domestic Equity

More Conservative

Dynamic Deep Value

Dynamic Large Cap

Dynamic Mid Cap

Dynamic MagniQuant

Buyback Achievers

DWA Technical Leaders

Dynamic Small Cap

Dynamic Large Cap Value

FTSE RAFI US 1000

Dynamic Mid Cap Value

Dynamic Market

Dynamic Aggressive Growth

Dynamic Small Cap Value

FTSE RAFI US 1500 Small-Mid

Zacks Micro Cap

PowerShares QQQ

Dynamic Large Cap Growth

Dynamic Mid Cap Growth

Zacks Small Cap

Value Line Timeliness Select

Dynamic Small Cap Growth

Dynamic OTC

More Aggressive

International/Region

More Conservative

BLDRS Europe 100 ADR Index Fund

BLDRS Developed Markets 100 ADR Index Fund

BLDRS Asia 50 ADR Index Fund

International Dividend Achievers

BLDRS Emerging Markets 50 ADR Index Fund

Golden Dragon Halter USX China

More Aggressive

Income/Dividend

More Conservative

Financial Preferred

High Yield Equity Dividend Achievers

Dividend Achievers

High Growth Rate Dividend Achievers

More Aggressive

Sector and Industry

More Conservative

Dynamic Consumer Staples Sector

Dynamic Food & Beverage

Dynamic Banking Sector

Dynamic Financial Sector

Dynamic Utilities

Dynamic Insurance

FTSE RAFI Health Care Sector

Dynamic Healthcare Sector

FTSE RAFI Financials Sector

Dynamic Industrials Sector

Dynamic Media

Aerospace & Defense

FTSE RAFI Industrials Sector

Dynamic Pharmaceuticals

Dynamic Consumer Discretionary Sector

Dynamic Healthcare Services Sector

Dynamic Leisure and Entertainment

FTSE RAFI Consumer Goods Sector

FTSE RAFI Utilities Sector

Water Resources

FTSE RAFI Consumer Services Sector

FTSE RAFI Basic Materials Sector

Dynamic Basic Materials Sector

Dynamic Retail

FTSE RAFI Energy Sector

Dynamic Energy Sector

Dynamic Building & Construction

Value Line Industry Rotation

Dynamic Technology Sector

Progressive Energy

Dynamic Biotechnology & Genome

Dynamic Software

Nanotech

Dynamic Energy Exploration & Production

FTSE RAFI Telecommunications & Technology Sector

Dynamic Hardware & Consumer Electronics

Dynamic Telecommunications & Wireless

Dynamic Oil & Gas Services

Cleantech

Listed Private Equity

Clean Energy

Dynamic Networking

Dynamic Semiconductors

More Aggressive

This page contains advertising materials and should not be viewed as part of the Semi-Annual Report.
94

Exchange-Traded Funds

ETFs are investment funds that trade like individual stocks on all of the major exchanges, similar to shares of publicly held companies. They can be bought and sold on an exchange at any moment during market hours. Since they are listed and traded on an exchange, you can be confident that you are investing in a well-regulated market.

ETFs are one of the fastest growing investment products in the worldwide financial marketplace. As of 3.31.2007, 432 ETFs were listed in the U.S. with $433 billion in assets, up from two products with only $1 billion in assets in 1995.

ETFs seek investment results that correspond generally to the price and yield (before fees and expenses) of a listed index. While most ETFs share a similar objective, the principal investment strategies of the underlying indexes can have substantial differences. It is important to gain a clear understanding of an ETF's underlying index as the index's objective is inherently passed on to the fund shareholders by seeking to replicate the index.

Indexes

An index is a selection process or appointed committee that groups selected securities together to track their movement in aggregate. While only a few indexes are mentioned on the daily news, there are hundreds of indexes in existence today that differ from each other in diverse ways.

Broad Market

Broad market indexes are what most people think of when an index is mentioned. These indexes are designed to track the performance of the broad market.

Benchmark

Benchmark indexes are created to set a standard by which the performance or movement of individual securities and asset managers can be measured.

Exchange Composite

These indexes are designed to provide a comprehensive measure of the performance of all commons stocks listed on a particular exchange.

Sector or Industry

The aggregate financial marketplace is generally broken down into roughly ten sectors which are further dissected into many specific industries.

Style

Style indexes are created to identify groups of stocks that are either growth (companies currently experiencing appreciation or significant earnings or revenue growth) or value (companies determined to be under priced by fundamental measures) oriented.

Company Size

Market-capitalization indexes group together companies that are similar in size based on the number of outstanding shares times the share price, while fundamentally weighted indexes group together stocks of companies based on their financial fundamental valuation.

International / Country

International indexes group together stocks of companies that are affiliated by location outside of the U.S. or companies located with a specific country or region.

Income / Bond

Income indexes group stocks based on their type of income of securities, while bond indexes are designed to show the average performance of a group of debt securities.

This page contains advertising materials and should not be viewed as part of the Semi-Annual Report.
95

Specialty / Enhanced

Many other specialty indexes are created with specific investment management objectives or for customized purposes. These indexes can be created specifically with the intention to be used as the basis for an ETF. Investor targets can be met through an ETF where the index has the objective(s) of capital appreciation, risk control, income or diversification.

Benefits of PowerShares

PowerShares ETFs offer investors a low-cost, tax-efficient investment in a professionally crafted portfolio consisting of some of the best managed companies and most timely investments. See important risk factors in back.

Tax Advantaged Product Design

Taxes may be one of the most critical and overlooked factors in wealth creation over time. The ETF product structure defers some or possibly all capital gains until investors sell their shares.

Low Ownership Cost

ETFs provide lower ownership cost because of their efficient structure. PowerShares have established expense caps to make the cost of ownership clear and straightforward for investors. Ordinary brokerage commissions apply.

Flexibility, Transparency

PowerShares' ETFs offer flexibility as shares can be bought and sold throughout the day through exchange trading. Fund holdings are disclosed every day. Options based on the funds are available, possibly increasing financial management opportunities for advisors and their clients.

Near Instant Liquidity, Trades at or Close to NAV

PowerShares may be bought and sold on the exchange at any time during market hours. Although shares are not individually redeemable directly from the fund itself, authorized participants may acquire shares and tender shares for redemption, through creation unit aggregations. ETFs are not closed-end funds and trade at or near net asset values.

This page contains advertising materials and should not be viewed as part of the Semi-Annual Report.
96

PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 337-4246. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 337-4246; or (ii) accessing the Funds' Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the Commission's website at www.sec.gov. The Funds' Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

SEMI-ANNUAL REPORT

The financial statements contained herein have been created from the respective Fund's books and records without any involvement of the fund's independent registered public accounting firm.

There are risks involved in investing in ETFs, including possible loss of money. Investing in securities of small and medium sized companies involves greater risk than is customarily associated with investing in more established companies, and investments in concentrated industry sectors involve greater risks than investments that are more diversified. PowerShares ETFs are not actively managed and are subject to risks similar to stocks, including those related to short selling and margin maintenance. PowerShares ETFs are not FDIC insured, may lose value and have no bank guarantee. PowerShares is a registered trademark of PowerShares Capital Management LLC. Past performance is not a guarantee of future results.

A I M Distributors, Inc. is the distributor of the PowerShares Exchange-Traded Fund Trust.

An investor should consider each Fund's investment objective, risks, charges and expenses carefully before investing. For more complete information about PowerShares ETFs call A I M Distributors, Inc. at (800) 337-4246 or visit our website powershares.com for a prospectus. Please read the prospectus carefully before investing.

301 W. Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.powershares.com

P-PS-SAR-6

Item 2. Code of Ethics.

Not required for a semi-annual period.

Item 3. Audit Committee Financial Expert.

Not required for a semi-annual period.

Item 4. Principal Accountant Fees and Services.

Not required for a semi-annual period.

Item 5. Audit Committee of Listed Registrants.

Not required for a semi-annual period.

Items 6. Schedule of Investments.

The Schedules of Investments are included as a part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

a)     Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3-(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s President (principal executive officer) and Chief Financial Officer (principal financial officer) have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized and reported on a timely basis.

b)    There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s first fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item  12. Exhibits.

(a)           Certifications of the Registrant’s Chief Executive Officer and Chief Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(b)           Certifications of the Registrant’s Chief Executive Officer and Chief Financial Officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PowerShares Exchange-Traded Fund Trust

By:	/s/ H. Bruce Bond

Name:	H. Bruce Bond

Title:	Chairman and Chief Executive Officer

Date:	December 31, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ H. Bruce Bond

Name:	H. Bruce Bond

Title:	Chairman and Chief Executive Officer

Date:	December 31, 2007

By:	/s/ Bruce T. Duncan

Name:	Bruce T. Duncan

Title:	Chief Financial Officer

Date:	December 31, 2007